As filed with the Securities and Exchange                                         Registration No. 333-109860

Commission on April 5, 2021                                                            Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 32 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-1631

Peter M. Scavongelli, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2021, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Annuity Contract

PART A

Voya Retirement Insurance and Annuity Company Variable Annuity Account C Voya MAP Plus NPSM

CONTRACT PROSPECTUS – MAY 1, 2021

The Contract. The contract described in this prospectus is a group deferred variable and fixed annuity contract issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). It is intended to be used as a funding vehicle for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The contract is not available for sale in the state of New York and, except in limited circumstances, it is no longer available for new sales in other states. The existing contract will continue to accept additional purchase payments subject to the terms of the contract.

Why Reading This Prospectus Is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. Generally, your plan sponsor will have selected a subset of the variable investment options to be available for investment under your retirement plan.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (“funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. Information about the risks of investing in the funds through the contract is located in the “Investment Options” section on page 11 and in each fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses and retain them for future reference.

Fixed Interest Options: Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options (Fixed Plus Account II, Fixed Plus Account II A and Guaranteed Accumulation Account (subject to availability)) in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account (“GAA”). Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2021 Statement of Additional Information (“SAI”) without charge by indicating your request on your enrollment materials or calling the Company at 1-800-584-6001 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company”. You may also obtain a prospectus or an SAI for any of the funds, or a GAA prospectus, by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the Securities Act of 1933. This number is 333-109860. The number assigned to the registration statement for the GAA is 333-239315. The SAI table of contents is listed on page 52 of this prospectus. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contract described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the Federal Deposit Insurance Corporation (“FDIC”). The contract is subject to investment risk, including the possible loss of the principal amount invested.

CONTRACT PROSPECTUS – MAY 1, 2021 (CONTINUED)

The Funds*

AB Relative Value Fund (Class A)(1)

Alger Capital Appreciation Fund (Class A)(1)

Alger Responsible Investing Fund (Class A)(1)

Amana Growth Fund (Investor Class)(1)

Amana Income Fund (Investor Class)(1)

American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)(1)

American Funds® - American Balanced Fund® (Class R-3)(1)

American Funds® - Capital World Growth and Income Fund® (Class R-3)(1)

American Funds® - EuroPacific Growth Fund® (Class R-3)(1)

American Funds® - Fundamental Investors®
(Class R-3)(1)

American Funds® - New Perspective Fund® (Class R-3)(1)

American Funds® - The Growth Fund of America® (Class R-3)(1)

American Funds® - The Income Fund of America® (Class R-3)(1)

American Funds® - Washington Mutual Investors FundSM (Class R-3)(1)

Ariel Appreciation Fund (Investor Class)(1)

Ariel Fund (Investor Class)(1)

Artisan International Fund (Investor Shares)(1)(2)

BlackRock Equity Dividend Fund (Investor A Shares)(1)

BlackRock Mid Cap Dividend Fund
(Investor A Shares)(1)

Columbia Acorn® Fund (Class A)(1)

Columbia High Yield Bond Fund (Advisor Class)(1)

Columbia Large Cap Value Fund (Advisor Class)(1)

Columbia Select Mid Cap Value Fund (Class A)(1)

CRM Mid Cap Value Fund (Investor Shares)(1)

Dodge & Cox International Stock Fund(1)(3)

Dodge & Cox Stock Fund(1)

Eaton Vance Large-Cap Value Fund (Class R)(1)

Fidelity Advisor® New Insights Fund (Class I)(1)

Fidelity Advisor® Strategic Income Fund
(Class A)(1)

Fidelity® VIP ContrafundSM Portfolio (Initial Class)

Fidelity® VIP Equity-Income PortfolioSM (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Franklin Mutual Global Discovery Fund (Class R)(1)

Franklin Small Cap Value VIP Fund (Class 2)

Franklin Small-Mid Cap Growth Fund (Class A)(1)

Invesco Health Care Fund (Investor Class)(1)

Invesco Capital Appreciation Fund (Class A)(1)

Invesco Developing Markets Fund (Class A)(1)(3)

Invesco Gold & Special Minerals Fund (Class A)(1)

Invesco International Bond Fund (Class A)(1)

Invesco Main Street Mid Cap Fund® (Class A)(1)

Invesco Small Cap Value Fund (Class A)(1)

Lazard Emerging Markets Equity Portfolio
(Open Shares)(1)(3)

Lord Abbett Bond Debenture Fund (Class R4)(1)

Lord Abbett Core Fixed Income Fund
(Class A)(1)(3)

Lord Abbett Developing Growth Fund
(Class A)(1)(3)

Lord Abbett Fundamental Equity Fund
(Class A)(1)(3)

Lord Abbett Mid Cap Stock Fund (Class A)(1)(3)

Lord Abbett Small-Cap Value Fund (Class A)(1)(3)

MainStay CBRE Real Estate Fund (Class A)(1)

MainStay Winslow Large Cap Growth Fund
(Class R3)(1)

Massachusetts Investors Growth Stock Fund
(Class A)(1)

Neuberger Berman Genesis Fund® (Trust Class)(1)

Neuberger Berman Sustainable Equity Fund
(Trust Class)(1)(3)

Pax Sustainable Allocation Fund (Investor Class)(1)

PIMCO Income Fund (Class A)

PIMCO Real Return Portfolio (Administrative Class)

Pioneer High Yield Fund (Class A)(1)

Pioneer Strategic Income Fund (Class A)(1)

Royce Total Return Fund (Service Class)(1)

T. Rowe Price Mid-Cap Value Fund (R Class)(1)(3)

Templeton Foreign Fund (Class A)(1)

The Hartford International Opportunities Fund (Class R4)(1)(3)

Thornburg International Equity Fund
(Class R4)(1)(4)

Vanguard® Diversified Value Portfolio(5)

Vanguard® Equity Income Portfolio(5)

Vanguard® Small Company Growth Portfolio(5)

Victory Sycamore Established Value Fund
(Class A)(1)(3)

Victory Sycamore Small Company Opportunity Fund (Class R)(1)

Virtus NFJ Dividend Value Fund (Class A)(1)(6)

Virtus NFJ Small-Cap Value Fund (Class A)(1)(6)

Voya Balanced Portfolio (Class I)

Voya Global Bond Portfolio (Class S)

Voya Global High Dividend Low Volatility Portfolio (Class I)(7)

Voya GNMA Income Fund (Class A)(1)

Voya Government Money Market Portfolio
(Class I)

Voya Growth and Income Portfolio (Class I)(3)

Voya Growth and Income Portfolio (Class S)(3)

Voya High Yield Portfolio (Class S)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Index Solution 2025 Portfolio (Class S2)(8)

Voya Index Solution 2030 Portfolio (Class S2)(3)(8)

Voya Index Solution 2035 Portfolio (Class S2)(8)

Voya Index Solution 2040 Portfolio (Class S2)(3)(8)

Voya Index Solution 2045 Portfolio (Class S2)(8)

Voya Index Solution 2050 Portfolio (Class S2)(3)(8)

Voya Index Solution 2055 Portfolio (Class S2)(8)

Voya Index Solution 2060 Portfolio (Class S2)(3)(8)

Voya Index Solution 2065 Portfolio (Class S2)(3)(8)

Voya Index Solution Income Portfolio (Class S2)(8)

Voya Intermediate Bond Fund (Class A)(1)

Voya Intermediate Bond Portfolio (Class I)

Voya International High Dividend Low Volatility Portfolio (Class S)(7)

Voya International Index Portfolio (Class I)

Voya Large-Cap Growth Fund (Class A)(1)

Voya Large Cap Growth Portfolio (Class I)(3)

Voya Large Cap Growth Portfolio (Class S)

Voya Large Cap Value Fund (Class A)(1)

Voya Large Cap Value Portfolio (Class I)(3)

Voya Large Cap Value Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class I)

Voya Multi-Manager International Small Cap Fund
(Class A)(1)

Voya RussellTM Large Cap Growth Index Portfolio (Class S)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio
(Class S)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio
(Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class I)

Voya Solution 2025 Portfolio (Class S2)(8)

Voya Solution 2030 Portfolio (Class S2)(3)(8)

Voya Solution 2035 Portfolio (Class S2)(8)

Voya Solution 2040 Portfolio (Class S2)(3)(8)

Voya Solution 2045 Portfolio (Class S2)(8)

Voya Solution 2050 Portfolio (Class S2)(3)(8)

Voya Solution 2055 Portfolio (Class S2)(8)

Voya Solution 2060 Portfolio (Class S2)(3)(8)

Voya Solution 2065 Portfolio (Class S2)(3)(8)

Voya Solution Income Portfolio (Class S2)(8)

Voya Strategic Allocation Conservative Portfolio (Class I)(8)

Voya Strategic Allocation Growth Portfolio
(Class I)(8)

Voya Strategic Allocation Moderate Portfolio
(Class I)(8)

Voya U.S. Bond Index Portfolio (Class I)

VY® American Century Small-Mid Cap Value Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Real Estate Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio
(Class S)

VY® Columbia Small Cap Value II Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class S)

VY® Invesco Global Portfolio (Class I)(9)

VY® Invesco Growth and Income Portfolio
(Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio
(Class S)(3)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)(3)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class S)

VY® T. Rowe Price International Stock Portfolio (Class S)

Wanger International

Wanger Select

Wanger USA

Wells Fargo Special Small Cap Value Fund
(Class A)(1)

Western Asset Mortgage Total Return Fund
(Class A)(1)

*	See “APPENDIX V – FUND DESCRIPTIONS” for a complete listing of all fund name changes since your last supplement.
1

This fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

2	This fund is available for investment from new investors.
3	Please see “APPENDIX V – FUND DESCRIPTIONS” for information regarding the availability of this fund.
4	Prior to February 1, 2021, this fund was known as the Thornburg International Value Fund.
5	Vanguard is a trademark of The Vanguard Group, Inc.
6	Prior to February 1, 2021, these funds were known as the AllianzGI Dividend Value Fund and the AllianzGI Small-Cap Value Fund, respectively.
7	This fund employs a managed volatility strategy. See “INVESTMENT OPTIONS – Funds Available Through the Separate Account” for more information.
8	These funds are structured as fund of funds or “master-feeder” funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses – Fund of Funds” for additional information.
9	Prior to May 1, 2021, this fund was known as the VY® Invesco Oppenheimer Global Portfolio.

PRO.109860-21	2

Contract Overview:

4

Who’s Who

The Contract and Your Retirement Plan

Contract Rights

Questions: Contacting the Company (sidebar)

Sending Forms and Written Requests in Good Order (sidebar)

Contract Facts

Contract Phases: Accumulation Phase, Income Phase

Fee Table

6

Condensed Financial Information

8

The Company

8

Contract Purchase and Participation

9

Contract Ownership and Rights

11

Right to Cancel

11

Investment Options

11

Fees

16

Your Account Value

23

Transfers

25

Withdrawals

28

Systematic Distribution Options

30

Loans

30

Death Benefit

31

Income Phase

33

FEDERAL Tax Considerations

36

Contract Distribution

46

Other Topics

49

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

52

Appendix I	Fixed Plus Account II

53

APPENDIX II	FIXED PLUS ACCOUNT II A

56

Appendix III	Guaranteed Accumulation Account

60

Appendix IV	Participant Appointment of Employer as Agent Under an Annuity Contract

62

Appendix V	Fund Descriptions

63

Appendix VI	Condensed Financial Information – INDEX

78

PRO.109860-21	3

CONTRACT OVERVIEW
The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions: Contacting the Company. Contact your local representative or write or call the Company:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending forms and written requests in good order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in “good order.”

Who’s Who

You (the “participant”): The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”): Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail please review “Contract Purchase and Participation” and “Contract Ownership and Rights.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code Section under which it qualifies. For example: a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code Section 403(b). To learn which Tax Code Section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.109860-21	4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than ten days after they receive the contract (or a longer period if required by state law). Participants in 403(b) or Roth 403(b) plans or in some plans under 401(a)/401(k) (including Roth 401(k)) may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract (or a longer period if required by state law). See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends on the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding, taxation, early withdrawal charges, redemption fees, and maintenance fees. See “Withdrawals,” “FEDERAL Tax Considerations,” and “Income Phase.”

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See “Fee Table” and “Fees.”

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provides the Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

•       Fixed Interest Options; or

•       Variable Investment Options. (The variable investment options are the subaccounts of the separate account. Each one invests in a specific mutual fund.)

Payments to Your Account
Step 1 ||
Voya Retirement Insurance and Annuity Company
||
Step 2
||
Fixed Interest Options	Variable Annuity Account C Variable Investment Options

The Subaccounts

A
B
Etc.
|| Step 3 ||
Mutual Fund A	Mutual Fund B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your account)

The contract offers several payment options. See “Income Phase.” In general, you may:

•      Receive income phase payments over a lifetime or for a specified period;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an option that provides a death benefit to beneficiaries; and

•      Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.109860-21	5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. Fees during the income phase may differ from those shown below. See “Income Phase” for fees that may apply after you begin receiving payments under the contract.

In this Section:

•      Maximum Transaction Expenses;

•      Maximum Periodic Fees and Charges;

•      Fund Fees and Expenses; and

•      Examples.

See “Fees” for:

•      How, When and Why Fees are Deducted;

•      Reduction, Waiver and/or Elimination of Certain Fees;

•      Redemption Fees; and

•      Premium and Other Taxes.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Maximum Early Withdrawal Charge[1]
(as a percentage of amount withdrawn)	5.0%

Loan Interest Rate Spread (per annum) for Contract Loans[2]	3.0%
Maximum Periodic Fees and Charges The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Maximum Annual Maintenance Fee	$30.00
Separate Account Annual Expenses (as a percentage of average account value)
Maximum Daily Asset Charge[3]	1.75%
Maximum Subaccount Administrative Adjustment Charge[4]	0.80% (on certain funds)
Maximum Transferred Asset Benefit Charge[5]	1.00%
Maximum Total Separate Account Annual Charges	3.55%

*State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

________________________

1           This is a deferred sales charge. The charge reduces over time. We waive the withdrawal charge except on (a) distributions for “in service transfers” of amounts to another 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) product provider for the employer; and (b) distributions due to a severance from employment that would not have qualified as a separation from service under prior Internal Revenue Service (“IRS”) guidance. See “Fees” and “Transaction Fees.”

2           This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current interest rate charged on a loan is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See “Loans.” For loans from Tax Code Section 401(a), 401(k), or 457(b) plans, where the sponsor has elected to offer loans administered outside the group annuity contract, additional fees may be charged by a third party administrator.

3           This is the maximum charge to cover mortality, expense, and administrative risks during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See “Fees - Daily Asset Charge.” During the income phase the charge is 1.25% on an annual basis. See “Income Phase - Charges Deducted.”

4           The subaccount administrative adjustment charge applies to a select group of investment options, identified in the Fees section. The charge is only assessed on assets invested in these investment options, and varies based upon the investment option. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%. The maximum subaccount administrative adjustment charge we currently apply is 0.60%. See “Fees - Subaccount Administrative Adjustment Charge.”

5           This charge covers the costs associated with providing the transferred asset benefit, for contract holders who elect this option. For contracts issued prior to September 27, 2010 (or upon state regulatory approval of the maximum 1.00% charge, whichever is later), the maximum transferred asset benefit charge was 0.50%. This charge will apply for a maximum of seven contract years, depending upon the amount of the transferred asset benefit, and will apply to all participants under the contract, regardless of whether they receive the benefit of the transferred asset benefit. For example, if your participation in the contract begins after the transferred asset benefit is allocated to the contract, you will be subject to the transferred asset benefit charge even though you did not receive any of the transferred asset benefit. See “CONTRACT PURCHASE AND PARTICIPATION – Transferred Asset Benefit Option.”

PRO.109860-21	6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	Minimum 0.28%	Maximum 2.16%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

When the Subaccount Administrative Adjustment charge is included, the minimum and maximum expenses associated with the funds are 0.63% and 1.78%, respectively.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.00207%), and the fund fees and expenses adjusted to include the Subaccount Administrative Adjustment charge.

Fund Fees and Expenses Example. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum amount after combining the fund fees and expenses with the applicable Subaccount Administrative Adjustment charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$976	$1,931	$2,789	$4,510	$474	$1,427	$2,384	$4,510

Fund Fees and Expenses Example.  The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fund fees and expenses when combined with the applicable Subaccount Administrative Adjustment charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$868	$1,621	$2,287	$3,526	$361	$1,099	$1,858	$3,526

_______________

*      This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump sum withdrawal is requested within five years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX V, we provide condensed financial information about the separate account subaccounts available under the contracts. These tables show year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol "VOYA."

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable and fixed annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k) 403(b) and 457(b), including Roth 401(k), Roth 403(b) and Roth 457(b). The contracts may not be available in all states. Contributions to Roth 401(k), Roth 403(b) or Roth 457 accounts must be made by after-tax salary reduction (to the extent allowed by the contract or certificate), exchange, or rollover payments paid to us on your behalf, as permitted by the Tax Code.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code Sections 401 and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative.

Purchasing the Contract. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.

Participating in the Contract. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder). Under certain plans, you may be enrolled automatically by the contract holder. If all materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

•      Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

•      Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that lump-sum payments or installment payments meet certain minimums.

Contributions to Roth 401(k), Roth 403(b) and Roth 457(b) accounts must be made by after-tax salary reduction, exchange or rollover payments paid to us on your behalf, as permitted by the Tax Code. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, direct us to allocate initial contributions among the investment options available under the plan. Generally, you will specify this information on your enrollment materials or it may be provided to us by the contract holder. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.voyaretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

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Transferred Asset Benefit Option. The Company may provide a transferred asset benefit (“TAB”) option to the contract holder in connection with the purchase of the contract in order to help defray charges that may apply when assets are transferred from another financial provider. If this option is selected, the Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company. The TAB will be allocated pursuant to directions received from the contract holder, after the expiration of the applicable state free-look period.

In the event that the contract holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II or the Fixed Plus Account II A interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the transferred asset benefit charge and decrease in the interest credited rate even though you did not receive any of the TAB. The transferred asset benefit charge and decrease in the interest credited rate will apply for a period not to exceed seven contract years, and will not, over the period of time that the TAB charge and decreased interest rate is in effect, exceed the TAB percentage applied to the contract (i.e. if a 4.0% TAB is credited to the contract, the aggregate transferred asset benefit charge and reduction to the Fixed Plus Account II or the Fixed Plus Account II A credited interest rate will not exceed 4.0%). In addition, an early withdrawal charge schedule will generally apply when the TAB option is elected by the contract holder. See “Fee Table” and “Fees.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•       Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•       Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•       Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•       Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a financial professional, tax and/or legal adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

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CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of retirement plan:

•      Under 401(a), 401(k), Roth 401(k), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;

•      Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and

•      Under Tax-Exempt Non-Governmental 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? Under all contracts, except group contracts issued through a voluntary 403(b) or Roth 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants under 401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b), plans, see APPENDIX III.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within ten days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any daily asset charges, subaccount administrative adjustment charges or transferred asset benefit charges deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the GAA. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

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Variable Investment Options

These options are called subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in the subaccounts will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide brief descriptions of each fund in APPENDIX IV. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge at the address and telephone number referenced under “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Branch.

Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected.  Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding--bought for annuities and life insurance; and

•      Shared funding--bought by more than one company.

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Public Funds. The following funds, which are available through the contracts, are also available to the general public outside of the contract:

AB Relative Value Fund

Alger Capital Appreciation Fund

Alger Responsible Investing Fund

Amana Growth Fund

Amana Income Fund

American Century Investments® Inflation-Adjusted Bond Fund

American Funds® - American Balanced Fund®

American Funds® - Capital World Growth and Income Fund®

American Funds® - EuroPacific Growth Fund®

American Funds® - Fundamental Investors®

American Funds® - New Perspective Fund®

American Funds® - The Growth Fund of America®

American Funds® - The Income Fund of America®

American Funds® - Washington Mutual Investors FundSM

Ariel Appreciation Fund

Ariel Fund

Artisan International Fund

BlackRock Equity Dividend Fund

BlackRock Mid Cap Dividend Fund

Columbia Acorn® Fund

Columbia High Yield Bond Fund

Columbia Large Cap Value Income Fund

Columbia Select Mid Cap Value Fund

CRM Mid Cap Value Fund

Dodge & Cox International Stock Fund

Dodge & Cox Stock Fund

Eaton Vance Large-Cap Value Fund

Fidelity Advisor® New Insights Fund

Franklin Mutual Global Discovery Fund

Franklin Small-Mid Cap Growth Fund

Invesco Health Care Fund

Invesco Capital Appreciation Fund

Invesco Developing Markets Fund

Invesco Gold & Special Minerals Fund

Invesco International Bond Fund

Invesco Main Street Mid Cap Fund®

Invesco Small Cap Value Fund

Lazard Emerging Markets Equity Portfolio

Lord Abbett Core Fixed Income Fund

Lord Abbett Developing Growth Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Mid Cap Stock Fund

Lord Abbett Small-Cap Value Fund

MainStay CBRE Real Estate Fund

MainStay Winslow Large Cap Growth Fund

Massachusetts Investors Growth Stock Fund

Neuberger Berman Genesis Fund®

Neuberger Berman Sustainable Equity Fund

Pax Sustainable Allocation Fund

Pioneer High Yield Fund

Pioneer Strategic Income Fund

Royce Total Return Fund

T. Rowe Price Mid-Cap Value Fund

Templeton Foreign Fund

The Hartford International Opportunities Fund

Thornburg International Equity Fund

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Virtus NFJ Dividend Value Fund

Virtus NFJ Small-Cap Value Fund

Voya GNMA Income Fund

Voya Intermediate Bond Fund

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya Multi-Manager International Small Cap Fund

Wells Fargo Special Small Cap Value Fund

Western Asset Mortgage Total Return Fund

See “FEDERAL Tax Considerations – Special Considerations for Section 403(b) Plans” for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds which are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds.  The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor.  When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g.,

PRO.109860-21	13

the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”)  We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included the certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Generally, under contracts issued in connection with section 403(b) or 401 plans, you have a fully vested interest in the value of your employee account and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•        Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•        Combine two or more subaccounts;

•        Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation

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instructions we have on file. If the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW - Questions: Contacting the Company.” See also the “TRANSFRS” section of this prospectus for information about making subaccount allocation changes;

•        Substitute a new fund for a fund in which a subaccount currently invests.  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.  A substitution may become necessary if, in our judgment:

>      A fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the fund’s investment objectives or restrictions;

>      The fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate;

•        Stop selling the contract;

•        Limit or eliminate any voting rights for the separate account; or

•        Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

Fixed Interest Options

For descriptions of the fixed interest options that may be available through the contract, see APPENDIX I and II and the GAA prospectus. The GAA prospectus may be obtained free of charge at the address and telephone number referenced under “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds—including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, fixed interest appendices and the GAA prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

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Furthermore, be aware that there may be:

•      Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. In general, your plan sponsor will have selected a subset of funds to be available for investment under your retirement plan. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced; and

•      Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401 and 457(b) plans only), you may currently make a total of 97 cumulative selections over the life of the account. Each subaccount and the fixed interest options counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

FEES

The charges we assess and the deductions we make under the contract are in consideration for:  (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume.  The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Under the contract, withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Types of Fees

You may incur the following types of fees or charges under the contract:

•    Transaction Fees

>   Early Withdrawal Charge

>   Loan Interest Rate Spread

>   Redemption Fees

•    Periodic Fees and Charges

>   Annual Maintenance Fee

>   Daily Asset Charge

>   Subaccount Administrative Adjustment Charge

>   Transferred Asset Benefit Charge

•    Fund Fees and Expenses

•    Premium and Other Taxes

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the daily asset charges and subaccount administrative adjustment charge (if any), to make up the difference. An early withdrawal charge will also apply if the contract holder has elected to purchase the transferred asset benefit option.

Amount. This charge is a percentage of the amount that you withdraw from the subaccounts and the GAA. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account II or the Fixed Plus Account II A. If the charge is in effect, the amount withdrawn will be the amount requested reduced by any applicable early withdrawal charge. The percentage is determined by the early withdrawal charge schedule that applies to your contract. The maximum withdrawal charge is 5% and the duration of the withdrawal charge schedule can vary from zero to seven years. The charge will never be more than the maximum permitted by the rules of FINRA.

The schedule below reflects the maximum early withdrawal charge schedule that may apply to a contract. The actual early withdrawal charge schedule that applies to a particular contract will vary based upon underwriting guidelines, which will be applied in a manner that is not unfairly discriminatory against any contract holder. The factors considered in determining the exact early withdrawal schedule include:

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•       The number of participants in the plan;

•       The type and nature of the group to which a contract is issued;

•       The expected level of assets and/or cash flow under the plan;

•       The broker or our agent’s involvement in sales activities;

•       The amount and type of compensation paid to those selling the contract;

•       Our sales-related expenses;

•       Distribution provisions under the plan;

•       The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•       The level of employer involvement in determining eligibility for distributions under the contract;

•       Our assessment of financial risk to the Company relating to withdrawals;

•       Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor; and

•       Whether the plan sponsor has elected to offer the transferred asset benefit option.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Early Withdrawal Charge Schedule

Withdrawals from Variable Investment Options

Contract Years Completed Fewer than 5 5 or more but fewer than 7 7 or more	Maximum Early Withdrawal Charge 5% 4% 0%

Waiver of Early Withdrawal Charge. The early withdrawal charge only applies to (a) distributions for “in service transfers” where such transfers are made to another 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) product provider for the employer including but not limited to transfers by the contract holder of all participant accounts to a new product provider, as well as to participant initiated transfers; and (b) distributions due to a “severance from employment” that would not otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). In all other instances the early withdrawal charge is waived for any distribution allowed under the Tax Code.

Loan Interest Rate Spread

For a discussion of the loan interest rate spread, please see “LOANS – Loan Interest.”

Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we would deduct the amount of any redemption fees imposed by the underlying funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PRO.109860-21	17

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on the account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is generally deducted on a proportional basis from the account value invested in the subaccounts and the fixed interest options. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, proportionally from your account value invested in the subaccounts and fixed interest option in each account. We may also deduct all or a partial of the maintenance fee applicable to a contract from a Roth 401(k) and/or Roth 403(b) account.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining the accounts.

Reduction. The actual charge that applies to the contract issued to your contract holder may be lower than the maximum amount noted above. For contracts with less than $5 million in assets, the maintenance fee will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation paid to those selling the contract. Due to factors on which the fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum of $30.

For contracts with assets equal to or greater than $5 million, the maintenance fee will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•      The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

•      The amount and type of compensation paid to those selling the contract;

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions; and

•      The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of the annual maintenance fee on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Daily Asset Charge

Maximum Amount. The maximum charge during the accumulation phase is 1.75% annually of your account value invested in the subaccounts. The actual charge that applies to your contract will depend on the level of assets with the Company, average participant balance, and the compensation paid to those distributing the contract. During the income phase, the charge is 1.25% annually of your account value invested in the subaccounts during the income phase. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from the Fixed Plus Account II or the Fixed Plus Account II A.

PRO.109860-21	18

Purpose. This fee compensates us for the risks we assume under the contracts and the expenses we expect to incur in administering the contract. It consists of the following components:

•      The mortality risk component is the risk associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts;

•      The expense risk component is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge; and

•      The administrative charge component is designed to help defray our administrative expenses that cannot be covered by the mortality risk component and/or the expense risk component.

If the amount we deduct for this fee is not enough to cover our risks and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. The actual charge that applies to a contract may be lower than the maximum amounts noted above. For contracts with less than $5 million in assets, the daily asset charge will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation being paid to those who sell the contract. Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change but it will never exceed the maximum.

For contracts with assets equal to or greater than $5 million, the daily asset charge will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•      The frequency, consistency and method of submitting payments and loan repayments;

•      The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

•      The amount and type of compensation paid to those selling the contract;

•      Whether a guaranteed death benefit has been selected by the contract holder;

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions; and

•      The type and level of other factors that affect the overall administrative expense.

Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will determine any reduction of the daily asset charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Subaccount Administrative Adjustment Charge

Maximum Amount. 0.80%. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.60%.

When/How. This fee is deducted daily only from the subaccounts for a select group of investment options. The charge will vary by investment option, but will never exceed the maximum amount. The investment options where this fee applies and the current charges are noted below:

Fund or Fund Family	Charge	Fund or Fund Family	Charge
AB Relative Value Fund (Class A)	0.20%	Virtus NFJ Fund Family (Class A)	0.20%
Alger Fund Family (Class A)	0.10%	Voya Balanced Portfolio (Class I)	0.25%
Amana Fund Family (Investor Class)	0.25%	Voya Government Money Market Portfolio (Class I)	0.50%
American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)	0.35%	Voya Growth and Income Portfolio (Class I)	0.35%
Ariel Fund Family (Investor Class)	0.35%	Voya Growth and Income Portfolio (Class S)	0.10%
Artisan International Fund (Investor Shares)	0.25%	Voya High Yield Portfolio (Class S)	0.10%
BlackRock Equity Dividend Fund (Investor A Shares)	0.10%	Voya Index Plus LargeCap Portfolio (Class I)	0.40%
BlackRock Mid Cap Dividend Fund (Class A)	0.10%	Voya Index Plus MidCap Portfolio (Class I)	0.40%
Columbia Fund Family (Class A)	0.20%	Voya Index Plus Small Cap Portfolio (Class I)	0.40%
CRM Mid Cap Value Fund (Investor Shares)	0.20%	Voya Intermediate Bond Portfolio (Class I)	0.35%
Dodge & Cox Fund Family	0.50%	Voya International Index Portfolio (Class I)	0.25%
Fidelity Advisor® New Insights Fund (Class I)	0.40%	Voya Large Cap Value Portfolio (Class I)	0.35%
Fidelity® VIP Fund Family (Initial Class)	0.40%	Voya MidCap Opportunities Portfolio (Class I)	0.15%
Franklin® Fund Family (Class A and Class 2)	0.20%	Voya RussellTM Large Cap Index Portfolio (Class I)	0.25%
Invesco Fund Family (Class A)	0.15%	Voya RussellTM Mid Cap Index Portfolio (Class I)	0.25%
Invesco Health Care Fund (Investor Class)	0.15%	Voya RussellTM Small Cap Index Portfolio (Class I)	0.25%
Invesco Small Cap Value Fund (Class A)	0.20%	Voya SmallCap Opportunities Portfolio (Class I)	0.20%
Lazard Emerging Markets Equity Portfolio (Open Shares)	0.20%	Voya Strategic Allocation Fund Family (Class I)	0.15%
Lord Abbett Fund Family (Class A)	0.20%	Voya U.S. Bond Index Portfolio (Class I)	0.25%
Massachusetts Investors Growth Stock Fund (Class A)	0.25%	VY® Clarion Real Estate Portfolio (Class S)	0.10%
Neuberger Berman Fund Family (Trust Class)	0.35%	VY® Invesco Growth and Income Portfolio (Class S)	0.10%
Invesco Fund Family (Class A)	0.20%	VY® Invesco Oppenheimer Global Portfolio (Class I)	0.25%
Pax Sustainable Allocation Fund (Investor Class)	0.20%	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)	0.10%
PIMCO Real Return Portfolio (Administrative Class)	0.25%	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)	0.10%
Pioneer Fund Family (Class A)	0.20%	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)	0.10%
Royce Total Return Fund (K Class)	0.35%	VY® T. Rowe Price Equity Income Portfolio (Class S)	0.10%
Templeton Foreign Fund (Class A)	0.20%	VY® T. Rowe Price International Stock Portfolio (Class S)	0.10%
The Hartford International Opportunities Fund (Class R4)	0.10%	Wanger Fund Family	0.20%
Thornburg International Equity Fund (Class R4)	0.10%	Wells Fargo Special Small Cap Value Fund (Class A)	0.25%
Vanguard® Variable Insurance Fund Family	0.60%	Western Asset Mortgage Total Return Fund (Class A)	0.05%
Victory Sycamore Established Value Fund (Class A)	0.10%

PRO.109860-21	19

Purpose. This fee is used to help defray additional expense risk due to the decreased level of revenue that the Company receives in connection with the investment options. Due to possible changes in revenue received from each investment option, it is possible that a fee may increase or decrease over time, but it will never exceed the maximum. We will notify you in advance of any such increase. The risk is that actual expenses we incur under the contracts in connection with amounts invested in the funds will exceed the maximum amounts that we can charge.

Transferred Asset Benefit Charge

Maximum Amount. 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later.)

When/How. This fee is only charged when a contract holder elects the transferred asset benefit (“TAB”) option. If charged, this fee is deducted daily from the subaccounts during the accumulation phase. It is not deducted from the Fixed Plus Account II or the Fixed Plus Account II A. The fee will apply for a period of time not to exceed seven contract years, and will apply to all participants during this time period, even if they do not receive the benefit of the TAB.

PRO.109860-21	20

Purpose. The fee helps defray costs that the Company incurs in offering the TAB option. This option is designed to offset charges that may apply when assets are transferred from another financial provider who has imposed a cancellation penalty on the transfer. The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company and will apply a transferred asset benefit charge for a period not to exceed seven contract years. The number of contract years during which the fee will be assessed will depend on the dollar amount applied.

Reduction. This fee may be reduced if the dollar amount the Company applies is less than 0.50% of total plan assets transferred to the Company.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table - Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity.  Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

PRO.109860-21	21

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract (including funds with limited availability) that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2020, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

• American Funds®;	• Artisan Partners Funds;
• Fidelity® Variable Insurance Products Funds;	• VictoryFunds®;
• Invesco Funds;	• Ariel Investment Trust Funds;
• Wanger Advisors Trust Funds;	• Fidelity Advisor Funds;
• Wells Fargo Funds;	• The Hartford Mutual Funds;
• Amana Mutual Funds;	• Lazard Asset Management Funds;
• Franklin Templeton Investment Funds;	• Neuberger Berman Equity Funds;
• PIMCO Variable Insurance Trust Funds;	• T. Rowe Price® Funds;
• BlackRock Funds;	• MainStay Funds;
• Lord Abbett Funds;	• Virtus Investment Trust;
• Pax World Funds;	• AllianceBernstein® Funds;
• American Century Investments® Funds;	• CRM Funds;
• Pioneer Investment Funds;	• Dodge & Cox® Funds;
• The Alger Funds;	• The Royce Funds; and
• Neuberger Berman Advisers Management Trust Funds;	• Eaton Vance Funds.
• Columbia Funds;

PRO.109860-21	22

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2020, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds” or “master-feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending on the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•      Account dollars directed to the fixed interest options, including interest earnings to date; less

•      Any deductions from the fixed interest options (e.g. withdrawals); plus

•      The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

PRO.109860-21	23

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the daily asset charge, the subaccount administrative adjustment charge, if any, and the transferred asset benefit charge (if applicable). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; minus

•      A daily deduction for the daily asset charge, the transferred asset benefit charge (if applicable) and subaccount administrative adjustment charges, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

Step 1: An investor contributes $5,000.

Step 2:

•      He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

•      He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

$5,000 contribution

Step 1  ||

Voya Retirement Insurance and Annuity Company

Step 2  ||

Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
|| Step 3 ||
Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PRO.109860-21	24

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed after the close of the NYSE on the next business day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. See “Income Phase” for additional information about transfers during the income phase. Transfers from the Fixed Plus Account II or the Fixed Plus Account II A are restricted as outlined in the appendices and the contract. Transfers may be requested in writing, by telephone or, where available, electronically at www.voyaretirementplans.com, subject to restrictions that may be imposed by the Company. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address referenced under “Contract Overview - Questions: Contacting the Company,” or if you are participating in the account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•        We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•        Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

PRO.109860-21	25

Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12-month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12-month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

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Asset Rebalancing Program. Under some contracts you may participate in asset rebalancing. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Only account values invested in the subaccounts identified may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may elect the asset rebalancing program electronically at https://voyaretirement.voyaplans.com, or by completing and submitting an asset rebalancing form. The Company may change or discontinue the asset rebalancing program at any time.

Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account II or the Fixed Plus Account II A and other restrictions (see “Withdrawals - Withdrawal Restrictions” on the following page), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Deductions for Taxes

Amounts withdrawn may be subject to tax penalties and withholding. See “FEDERAL Tax Considerations.”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number referenced under “Contract Overview - Questions: Contacting the Company.”

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

•      Select the withdrawal amount;

>     Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts and the GAA (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge, maintenance fee, or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account II and/or the Fixed Plus Account II A; or

>     Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts or the GAA, and any positive or negative market value adjustments for amounts withdrawn from the GAA. The amount available from the Fixed Plus Account II and Fixed Plus Account II A may be limited;

•      Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

•      Properly complete a disbursement form and submit it to the address referenced under “Contract Overview - Questions: Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account II and Fixed Plus Account II A please see the appendices.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•       As of the next valuation date after we receive a request for withdrawal in good order at the address referenced under “Contract Overview - Questions: Contacting the Company”; or

•       On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

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Reinstatement Privilege. The contract allows for a one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. Provided all options are available, we will reinvest in the same investment options and proportions in place at the time of withdrawal. If an investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your plan sponsor.  If your plan sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the GAA. See “APPENDIX II.” Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions. Many plans may have limits on withdrawals that may be made from the plan. Some examples of these limits are listed below:

•       Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship, of the following:

>    Salary reduction contributions made after December 31, 1988;

>    Earnings on those contributions; and

>    Earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals). Other withdrawals may be allowed as provided for under the Tax Code or regulations;

•       The contract may require that the contract holder certify that you are eligible for a distribution;

•       403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “FEDERAL Tax Considerations - Distributions – Eligibility – 403(b) and Roth 403(b) Plans;”

•       401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;

•      The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution; and

•       If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

The Tax Code and/or your plan may impose other limitations on withdrawals. See “FEDERAL TAX CONSIDERATIONS – Distributions – Eligibility.”

Waivers of Early Withdrawal Charge and Fixed Plus Account II or Fixed Plus Account II A Full Withdrawal Provisions. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II or Fixed Plus Account II A full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).

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SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. No early withdrawal charge applies to amounts paid out under systematic distribution options. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

•      Systematic Withdrawal Option (“SWO”). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and

Features of a Systematic

Distribution Option

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

•      Estate Conservation Option (“ECO”). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distribution. Under ECO, the Company calculates the minimum distribution amount required by law (generally at age 72 (age 70½ if born before July 1, 1949) or retirement, if later) and pays you that amount once a year.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting us at the address referenced under “Contract Overview - Questions: Contacting the Company.”

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than for accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers), you may revoke it at any time through a written request to the address referenced under “Contract Overview - Questions: Contacting the Company.” Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, ERISA (if applicable), your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. Generally loans are only available from 403(b) plans utilizing contracts described in this prospectus. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts, and the participant Roth 401(k) or Roth 403(b) account is excluded from the amount available for loan. For Tax Code Section 401(a), 401(k) or 457(b) plans where the sponsor has elected to offer loans administered outside the group annuity contract, additional fees may be charged by a third party administrator. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

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Unless specifically permitted by the terms of your plan and supported by your plan's administrator and record keeper, a loan is not available from your Roth 457(b) account.  Absent such an exception, this means that although your Roth 457(b) account may be included in the calculation of the amount available for loan ("lienable"), the amount of your Roth 457(b) account may not be part of a loan ("loanable").  Accordingly, the amount available for a full or partial withdrawal from a Participant Roth Account will not be reduced by any outstanding loan balance.  Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your 457(b) Roth account.

Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third party administrator selected by your plan sponsor.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address referenced under “Contract Overview - Questions: Contacting the Company.”  Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied and credited on loan amounts. The difference between the rate charged and the rate credited on loans under your contract is called the loan interest rate spread. The loan interest rate spread under your contract is currently 2.5% per annum. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

Repayment and Default on all Loans. Loans may be repaid as described in the loan agreement, including paid in full at any time. If we do not receive a loan repayment when due, the entire outstanding loan balance will be considered in default.

To the extent that a loan remains in default and is not repaid in a timely manner as prescribed by Tax Code section 72(p) and applicable regulations, the entire outstanding balance, including accrued interest will be reported as a taxable distribution on IRS Form 1099. The distribution may also be subject to tax penalties under Tax Code section 72(t). To the extent a loan which has been reported as a distribution remains unpaid, it will continue to count against your future loan availability. The loan interest spread, if applicable, will continue to accrue until the loan is offset or you have a distributable event. Additionally, certain other tax rules apply to distributions from the contract. See “FEDERAL Tax Considerations ‒ Distributions ‒ General” for additional information.

Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed interest options and you may lose the benefit of tax-deferred growth on earnings. You should consult with a tax and/or legal adviser to determine if requesting a loan is in your best interests.

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary) as follows:

•      Under contracts issued in connection with most types of plans except voluntary 403(b) plans (including Roth 403(b) plans), the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary); and

•      Under contracts issued in connection with voluntary 403(b) plans (including Roth 403(b) plans), you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

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During the Accumulation Phase

Payment Process:

•      Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;

•      The payment request should include selection of a benefit payment option; and

•      Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address referenced under “Contract Overview - Questions: Contacting the Company” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

•      Lump-sum payment;

•      Payment under an available income phase payment option (see “Income Phase - Payment Options”); and

•      Payment under an available systematic distribution option (subject to limitations) (see “Systematic Distribution Options”).

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions: Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Calculation. The death benefit will be based on your account value. For amounts held in the GAA, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX II and in the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order.

Most contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

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•      Your account value on the day that notice of death and request for payment are received in good order at the address referenced under “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or

•      The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract or certificate for treatment of amounts held in the GAA.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

•      Start date;

•      Income phase payment option (see the income phase payment options table in this section);

•      Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•      Choice of fixed or variable income phase payments;

•      Selection of an assumed net investment rate (only if variable income phase payments are elected); and

•      Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on what subaccounts are available during the income phase at the time you make your selection. Not all subaccounts available during the accumulation phase may be available during the income phase. For information about the subaccounts available during the income phase, please contact Customer Service. We currently allow you to choose up to 18 subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

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Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the following page), a daily asset charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality, expense and administrative risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

Required Minimum Payment Amounts. The first payment amount must meet the minimums stated in the contract. This amount is currently $50 per month or $250 per year, but the Company reserves the right to increase these amounts, if allowed by state law, based on increases reflected in the Consumer Price Index - Urban (CPI-U) since July 1, 1993. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following “Income Phase Payment Options” table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address referenced under “Contract Overview - Questions: Contacting the Company.” If the death benefit is not taken in a lump sum, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional and/or legal tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

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Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. The Tax Code and/or some contracts may restrict the options and the terms available to you and/or your beneficiary. See “FEDERAL TAX CONSIDERATIONS.” Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the tables:

•     Annuitant - The person(s) on whose life expectancy the income phase payments are calculated; and

•     Beneficiary - The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit--None: All payments end upon the annuitant’s death.

Life Income-- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•      When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

•      100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit--None: All payments end after the death of both annuitants.

Life Income-- Two Lives-- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-- Cash Refund Option (fixed payment only)

Length of Payments: For as long as the annuitant lives.

Death Benefit--Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income-- Two Lives-- Cash Refund Option (fixed payment only)

Length of Payments: For as long as either annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options
Nonlifetime-- Guaranteed Payments*

Length of Payments: Payments will continue for five-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

________________________

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

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Lump-Sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.”  Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•     Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

•     Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•     This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•     We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•     No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this Section:

•     Introduction;

•     Taxation of Qualified Contracts;

•     Possible Changes in Taxation; and

•     Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (“qualified contracts”). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b) or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

Roth Accounts.  Tax Code Section 402A allows employees of employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

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Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•       401(a), 401(k) and Roth 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account, which provides for tax-free distributions, subject to certain restrictions;

•       403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations and public schools to contribute after-tax salary contributions to a Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions; and

•       457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be a 457(b) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. The Tax Code also allows employees of governmental 457(b) Plan employers to contribution after-tax salary contributions to a Roth 457(b) account, which provides for tax-free distributions, subject to certain restrictions.

The Company may offer or have offered the contract for use with certain other types of qualified plans. Please see your contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Section 403(b) Plans.  In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “INVESTMENT OPTIONS - Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid by the contract holder’s employer into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 was issued before 403(b) plans could offer a Roth contribution feature. However, we believe that this analysis should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans.  Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

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Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e. annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•       Contributions in excess of specified limits;

•       Distributions before age 59½ (subject to certain exceptions);

•       Distributions that do not conform to specified commencement and minimum distribution rules; and

•       Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and program to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral.  Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $58,000 (as indexed for 2021). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b) plan to generally no more than $19,500 (as indexed for 2021). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

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With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $19,500 (as indexed for 2021). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), governmental 457(b) or governmental Roth 457(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•       $6,500; or

•       The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of:  (a) twice the deferral limit ($39,000); or (b) the basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal; or

•      Otherwise not recognized under applicable regulations as eligible for rollover.

10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), Roth 401(k), 403(b) or Roth 403(b) plan (collectively, “qualified plans”), and taxable amounts from a governmental 457(b) or Roth 457(b) plan that are attributable to amounts transferred from a qualified plan.

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Exceptions to the 10% additional tax may apply if:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The distribution is a qualified reservist distribution as defined under the Tax Code;

•      The distribution is a qualified birth or adoption distribution;

•      The distribution is eligible for penalty relief extended to victims of certain natural disasters;

•      You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);

•      You have separated from service with the plan sponsor at or after age 55;

•      You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”);

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b).  A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) or a Roth 457(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b) or a Roth 457(b) account is defined as a distribution that meets the following two requirements:

•       The distribution occurs after the five-year taxable period measured from the earlier of:

>     The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>     If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>     The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•       The distribution occurs after you attain age 59½, die with payment being made to your beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

Distributions - Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

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401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur upon:

•       Retirement;

•       Death;

•       Disability;

•       Severance from employment;

•       Attainment of normal retirement age;

•       Attainment of age 59½; or

•       Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, generally may occur upon:

•       Retirement;

•       Death;

•       Attainment of age 59½;

•       Severance from employment;

•       Disability;

•       The birth or adoption of a child;

•       Financial hardship (for 2018 and earlier, contributions only, not earnings); or

•       Termination of the plan; or

•       Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Subject to the terms of your 403(b) or Roth 403(b) plan, distribution of certain salary reduction contributions and earnings generally may occur only upon:

•       Retirement;

•       Death;

•       Attainment of age 59½;

•       Severance from employment;

•       Disability;

•       The birth or adoption of a child;

•       Financial hardship (contributions only, not earnings);

•       Termination of the plan; or

•       Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) and Roth 457(b) Plans.  Under 457(b) and Roth 457(b) plans, distributions may generally not be made available to you earlier than:

•       The calendar year you attain age 59½;

•       When you experience a severance from employment; or

•       When you experience an unforeseeable emergency.

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A one-time in-service distribution may also be permitted under a Section 457(b) plan if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•       The start date for distributions;

•       The time period in which all amounts in your contract(s) must be distributed; and

•       Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•       Under 401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949); or

•       Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Period. You must receive distributions from the contract over a period not extending beyond one of the following time periods:

•       Over your life or the joint lives of you and your designated beneficiary; or

•       Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

Upon your death, any remaining interest in a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b), or Roth 457(b) plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

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Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated beneficiary is an eligible designated beneficiary (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated beneficiary’s death. Hence, this ten-year rule generally will apply to a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

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Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), Governmental 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

In-Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

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In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.  The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period.  This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:

•       A plan participant as a means to provide benefit payments;

•       An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•       The Company as collateral for a loan; or

•       The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to make distributions from the contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the contract. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

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We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits through to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives install and service contracts, provide product explanations, and periodically review participants’ retirement needs as well as the investment options available under the contract. To permit these representatives to balance the needs of their clients with their own business operations, the Company provides them with a range of commission options to choose from.

Registered Representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 3%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 2% may be paid on recurring payments up to the amount of the maximum of prior year’s payments, and commissions of up to 3% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2% on transferred assets and an asset-based commission ranging up to 0.50%. Individual representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 3% of total premium payments. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company.

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The level of commission paid on a particular contract affects the level of charges under the contract, including the daily asset charge and the applicability of an early withdrawal charge schedule. Because your registered representative may select the level of compensation he or she receives in connection with the sale of the contract, he or she may have a financial incentive to recommend this contract over other contracts. You should discuss with your registered representative the level of compensation he or she will choose in connection with the sale of this contract and how that compensation may compare with compensation available under other products or contracts your registered representative feels may be suitable for you. For more information about the compensation options available to your registered representative and how they impact the daily asset charge under your contract, see the “Offering and Purchase of Contracts” section of the SAI.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time.

Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•     Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•     Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•     Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•     Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•     Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

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•     Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2020, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Lincoln Investment Planning, Inc.	14.	Ameriprise Financial Services, Inc.
2.	Regulus Advisors, LLC	15.	Woodbury Financial Services, Inc.
3.	LPL Financial LLC	16.	Cetera Advisor Networks LLC
4.	Morgan Stanley Smith Barney LLC	17.	MMA Securities LLC
5.	Voya Financial Advisors, Inc.	18.	PlanMember Securities Corporation
6.	Kestra Investment Services, LLC	19.	Cadaret, Grant & Co., Inc.
7.	Royal Alliance Associates, Inc.	20.	IMA Wealth, Inc.
8.	Pensionmark Securities, LLC	21.	First Allied Securities, Inc.
9.	American Portfolios Financial Services, Inc.	22.	NYLIFE Securities LLC
10.	Securities America, Inc.	23.	SagePoint Financial, Inc.
11.	Northwestern Mutual Investment Services, Inc.	24.	Hornor, Townsend & Kent, LLC
12.	Lincoln Financial Advisors Corporation	25.	Lockton Investment Securities, LLC
13.	Cetera Advisors LLC

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative, along with the ability of the registered representative to select from various compensation options, may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Administrators. Some retirement plans utilize the services of third party administrators (TPAs). In certain situations, the Company may make payments to select TPAs intended to partially reimburse the cost of providing certain services (e.g., takeover related servicing, participant enrollment and education services) of value to the Company. The Company also hosts several TPA conferences each year, which provide a forum for an exchange of ideas in our product initiatives and how well those initiatives are meeting market needs. Attendees may be reimbursed for all or a portion of their attendance costs and may receive meals and entertainment at the conference. Your TPA may informally consult with you and/or your sales professional on the retirement plan provider that would work best with your plan. The payments the Company makes to TPAs may provide your TPA with a financial incentive to recommend working with our Company over other companies whose products may be suitable for you. You may wish to inquire about whether your TPA receives payments from us and take those payments into consideration as part of your purchase decision.

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

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OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected.  Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing at the address referenced under “Contract Overview – Questions:  Contacting the Company” or by calling 1-800-584-6001.

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Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value.  For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value.   There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Contract Modification

We may change the contract as required by federal or state law by notifying the contract holder at least 30 calendar days before the change becomes effective. In addition, the contract may be changed at any time, except for a reduction in the minimum guaranteed interest rate for the fixed interest options, by written mutual agreement between the contract holder and the Company. We may, upon 60 days’ written notice to the contract holder, make unilateral changes to certain provisions of the contracts that would apply only to individuals who became participants under the contract after the effective date of such changes. If a contract holder indicates that it does not agree to a change by providing notice to us that we receive at least 30 calendar days before the date the change becomes effective, we reserve the right to refuse to establish new accounts under the contract and to discontinue accepting payments to existing accounts.

In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Any such change will not take effect until at least 12 months after the contract effective date or until at least 12 months after any previous change. Such a change would not apply to accounts established before the date the change becomes effective.

We reserve the right to amend the contract to include any future changes required to maintain the contract as a designated Roth 401(k) and/or Roth 403(b) annuity contract (or Roth 401(k) and/or Roth 403(b) account) under the Tax Code, regulations, IRS rulings and requirements.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•      Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

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•      Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

•      During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address referenced under “Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $10,000, this value is not due to negative investment performance, and no purchase payments have been received within the previous 12 months. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Performance Reporting	5
• Sales Material and Advertising	5
• Experts	6
• Financial Statements of the Separate Account - Variable Annuity Account C	S-1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling us at the number referenced under “Contract Overview - Questions: Contacting the Company.”

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APPENDIX I FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option that may be available during the accumulation phase.

Amounts allocated to the Fixed Plus Account II are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account II has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account II. If we waive these transfer limits, we reserve the right to reinstate these limits without notice. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months or as provided by state or federal law.

Interest Rates. The Fixed Plus Account II guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), for a period not to exceed seven years. This decrease in the credited interest rate will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the decrease in the interest credited rate even though you did not receive any of the TAB. We assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II value as a partial withdrawal in each 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death.

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Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account II, with interest, in five annual payments equal to:

•      One-fifth of the Fixed Plus Account II value on the day the request is received in good order, reduced by any Fixed Plus Account II withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II value 12 months later;

•      One-third of the remaining Fixed Plus Account II value 12 months later;

•      One-half of the remaining Fixed Plus Account II value 12 months later; and

•      The balance of the Fixed Plus Account II value 12 months later.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:

•       Due to your death during the accumulation phase if the amount is paid within six months of your death;

•       Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•       When the Fixed Plus Account II value is $2,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months;

•       Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

>     If applicable, the hardship is certified by the employer;

>     The amount is paid directly to you; and

>     The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contract during that same period;

•       Due to your separation from service with the employer, provided that all the following apply:

>     The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account II full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous
12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality, expense or administrative risks. We consider these risks when determining the credited rate.

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Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II is less than or equal to $2,000. We may also waive the percentage limit on transfers depending upon the investment options selected by the contract holder.

If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

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APPENDIX II

FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the accumulation phase, if selected by the contract holder. If the Fixed Plus Account II A is available to you, the Fixed Plus Account II investment option (hereinafter referred to as a “closed fixed account”) is closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to the closed fixed account investment option will automatically be contributed, allocated or transferred to the Fixed Plus Account II A. This option may not be available in all states, through certain contracts, or in certain plans.

Amounts allocated to the Fixed Plus Account II A are held in the Company’s general account which supports our insurance and annuity obligations.

Additional information about this option may be found in an endorsement to the contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account II A has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), for a period not to exceed seven years. This decrease in the credited interest rate will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the decrease in the interest credited rate even though you did not receive any of the TAB. We assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

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Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.  We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (contracts with the Fixed Plus Account II A option require that the income phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis).  We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     Unforeseeable emergency;

>     In-service distribution permitted by the plan;

>     Disability certified by your employer, if applicable, and paid directly to you;

•      Due to a loan taken in accordance with the terms of the plan; and

•      When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the contract holder or you, as applicable, as allowed by the plan and permitted under the contract, request a full withdrawal of your account value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•      One-fifth of the individual Fixed Plus Account II A value, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

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•      One-third of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you, made during the prior 12 months;

•      One-half of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months; and

•      The balance of the Fixed Plus Account II A value 12 months later.

We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II A.

The contract holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II A. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account II A installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II A.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•      Due to your death during the accumulation phase if the amount is paid within six months of your death;

•      Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•      When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     Unforeseeable emergency;

>     In-service distribution permitted by the plan; or

>     Disability certified by your employer, if applicable, and paid directly to you; and

•      Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

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Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers from the Fixed Plus Account II A. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II A in each rolling 12-month period.  We will waive this percentage when there are no competing investment options available under the contract. The contract describes what a competing investment option is for purposes of this waiver.  We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

If you transfer 20% of your account value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period.  The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the contract, amounts that would have been reinstated to the closed fixed accounts, as applicable, may instead be reinstated to the Fixed Plus Account II A.

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APPENDIX III

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (the “GAA”) is a fixed interest option that may be available during the accumulation phase. Amounts applied to the GAA will be held in a nonunitized separate account within the Company’s general account. This Appendix is only a summary of certain facts about the GAA and does not include elements of the GAA that do not apply to the contracts offered through this prospectus. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number referenced under “Contract Overview - Questions: Contacting the Company.” The Guaranteed Accumulation Account may not be available in all contracts or states, and if permitted under the contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

In General. Amounts that you invest in the GAA will earn a guaranteed interest rate if amounts are left in the GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the GAA, you will want to contact your local representative or the Company to learn:

•      The interest rate we will apply to the amounts that you invest in the GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the GAA; and

•      The period of time your account dollars need to remain in the GAA in order to earn that rate. You are required to leave your account dollars in the GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with interest rates available on fixed income investments we may buy using deposits directed to the GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in the GAA is withdrawn, you may incur the following:

•       Market Value Adjustment (“MVA”) - as described in this Appendix and in the GAA prospectus;

•       Tax Penalties and/or Tax withholding - see “FEDERAL Tax Considerations”;

•       Early Withdrawal Charge - see “Fees”; and/or

•       Maintenance Fee - see “Fees.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

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Market Value Adjustment. If you withdraw or transfer your account value from the GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the GAA; and

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company” to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•      Short-term-three years or less; and

•      Long-term-ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:

•      Transfer dollars to a new guaranteed term, if available;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this Appendix.

Transfer of Account Dollars. Generally, account dollars invested in the GAA may be transferred among guaranteed terms offered through the GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the GAA. However, we include your account value in the GAA when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the GAA. If amounts are withdrawn from the GAA and then reinstated in the GAA, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this Appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-239315.

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APPENDIX IV PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT

UNDER AN ANNUITY CONTRACT

For Plans under Sections 403(b) or 401(a)/(k) of the Tax Code (Except Voluntary

Section 403(b) Plans) (including Roth 403(b) and Roth 401(k) Plans)*

The employer has adopted a plan under Tax Code Sections 403(b) (including Roth 403(b)), 401(a)/(k) (including Roth 401(k)) (“Plan”) and has purchased a Voya Retirement Insurance and Annuity Company (the “Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•      The participant owns the value of his/her employee account subject to the restrictions of Tax Code Sections 403(b), 401(a)/(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code Sections 403(b), 401(a)/(k), the participant has ownership in the value of his/her employer account;

•      The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company;

•      The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract;

•      On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner; and

•      In the event of the participant’s death, the employer is the named beneficiary under the terms of the Contract. The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

________________________

*     Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations - Distributions – Eligibility – 403(b) and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

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APPENDIX V FUND DESCRIPTIONS

Certain funds offered under the contracts have limited availability as follows:

•      Dodge & Cox International Stock Fund is only available to plans offering the fund prior to January 16, 2015.

•      Invesco Developing Markets Fund (Class A) is only available to plans offering the fund prior to April 12, 2013.

•      Lazard Emerging Markets Equity Portfolio (Open Shares) is only available to plans offering the portfolio prior to July 19, 2010.

•      Lord Abbett Core Fixed Income Fund (Class A) and Lord Abbett Fundamental Equity Fund (Class A) are only available to plans that were offering these funds prior to December 31, 2015.

•      Lord Abbett Developing Growth Fund (Class A) is only available to plans offering the fund prior to December 31, 2015.

•      Lord Abbett Mid Cap Stock Fund (Class A) and Lord Abbett Small-Cap Value Fund (Class A) are only available to plans offering these funds prior to September 1, 2005.

•      The Neuberger Berman Sustainable Equity Fund (Trust Class) is closed to new plans.

•      T. Rowe Price Mid-Cap Value Fund (R Class) is only available to plans offering the fund prior to February 25, 2005.

•      The Hartford International Opportunities Fund (Class R4) is closed to new plans.

•      The Victory Sycamore Established Value Fund is closed to new investors. The fund will continue to be available for investment by existing investors and through retirement plans that currently offer the fund.

•      The Voya Growth and Income Portfolio (Class I) is available only to those contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of the August 20, 2010.

•      The Voya Growth and Income Portfolio (Class S) is available only to those contracts that were offering the ING Growth and Income Portfolio II (Class S) as of August 7, 2009.

•      The following funds are available under your variable annuity contract:  Voya Index Solution Portfolio 2030, Voya Index Solution Portfolio 2040, Voya Index Solution Portfolio 2050, Voya Index Solution Portfolio 2060, Voya Index Solution Portfolio 2065, Voya Solution Portfolio 2030, Voya Solution Portfolio 2040, Voya Solution Portfolio 2050, Voya Solution Portfolio 2060 and Voya Solution Portfolio 2065. If the funds are not added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.

•      The Voya Large Cap Growth Portfolio (Class I) is available only to those contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the contract.

•      The Voya Large Cap Value Portfolio (Class I) is available only to those contracts that were offering the ING Pioneer Equity Income Portfolio (Class I) and/or the Pioneer Mid Cap Value VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the contract.

•      The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the fund prior to February 7, 2014.

•      The VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) are available only to plans that were offering I Class prior to November 3, 2005. Class S shares remain available for investment under the contract.

The investment results of the mutual funds (“funds”) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge at the address and telephone number referenced under “Contract Overview - Questions,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

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Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
AB Relative Value Fund Investment Adviser: AllianceBernstein L.P.	Seeks long-term growth of capital.
Alger Capital Appreciation Fund Investment Adviser: Fred Alger Management, LLC	Seeks long-term capital appreciation.
Alger Responsible Investing Fund Investment Adviser: Fred Alger Management, LLC	Seeks long-term capital appreciation.
Amana Growth Fund Investment Adviser: Saturna Capital Corporation	Seeks long-term capital growth, consistent with Islamic principles.
Amana Income Fund Investment Adviser: Saturna Capital Corporation	Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.
American Century Investments® Inflation-Adjusted Bond Fund Investment Adviser: American Century Investment Management, Inc.	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
American Funds® - American Balanced Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.
American Funds® - Capital World Growth and Income Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital while providing current income.
American Funds® - EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® - Fundamental Investors® Investment Adviser: Capital Research and Management CompanySM	Seeks to achieve long-term growth of capital and income.
American Funds® - New Perspective Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital. However future income will remain a consideration in the management of the fund.
American Funds® - The Growth Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
American Funds® - The Income Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide current income while secondarily striving for capital growth.
American Funds® - Washington Mutual Investors FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Ariel Appreciation Fund Investment Adviser: Ariel Investments, LLC	Seeks long-term capital appreciation.
Ariel Fund Investment Adviser: Ariel Investments, LLC	Seeks long-term capital appreciation.
Artisan International Fund Investment Adviser: Artisan Partners Limited Partnership	Seeks maximum long-term capital growth.
BlackRock Equity Dividend Fund Investment Adviser: BlackRock Advisors, LLC	Seeks long-term total return and current income.
BlackRock Mid Cap Dividend Fund Investment Adviser: BlackRock Advisors, LLC	Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Columbia Acorn® Fund Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Columbia High Yield Bond Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with high level of current income as its primary objective and, as its secondary objective, capital growth.
Columbia Large Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with a high level of current income and as a secondary objective, steady growth of capital.
Columbia Select Mid Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks long-term capital appreciation.
CRM Mid Cap Value Fund Investment Adviser: Cramer Rosenthal McGlynn, LLC	Seeks long-term capital appreciation.
Dodge & Cox International Stock Fund Investment Adviser: Dodge & Cox	Seeks long-term growth of principal and income.
Dodge & Cox Stock Fund Investment Adviser: Dodge & Cox	Seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.

PRO.109860-21	65

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)

Eaton Vance Large-Cap Value Fund*

Investment Adviser: Boston Management and Research (BMR), a subsidiary of Eaton Vance Management**

*    This fund invests all of its investable assets in interests in Large-Cap Value Portfolio, which has the same investment objective and policies as the fund.

**  Investment adviser to the Large-Cap Value Portfolio

Seeks total return.

Fidelity Advisor® New Insights Fund

Investment Adviser: Fidelity Management & Research Company LLC (“FMR”)

Subadviser(s):  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks capital appreciation.

Fidelity Advisor® Strategic Income Fund

Investment Adviser:  Fidelity Management & Research Company LLC (“FMR”)

Subadviser(s):  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited

Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity® VIP ContrafundSM Portfolio

Investment Adviser: Fidelity Management & Research Company LLC (“FMR”)

Subadviser(s):  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks long-term capital appreciation.

Fidelity® VIP Equity-Income PortfolioSM

Investment Adviser: Fidelity Management & Research Company LLC (“FMR”)

Subadviser(s):  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity® VIP Growth Portfolio

Investment Adviser: Fidelity Management & Research Company LLC (“FMR”)

Subadviser(s):  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks to achieve capital appreciation.

PRO.109860-21	66

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Franklin Mutual Global Discovery Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Franklin Small-Mid Cap Growth Fund Investment Adviser: Franklin Advisers, Inc.	Seeks long-term capital growth.
Invesco Capital Appreciation Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco Developing Markets Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco Gold & Special Minerals Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco Health Care Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Invesco International Bond Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Advisers, Inc.	Seeks total return.
Invesco Main Street Mid Cap Fund® Investment Adviser: Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco Small Cap Value Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Lazard Emerging Markets Equity Portfolio Investment Adviser: Lazard Asset Management LLC	Seeks long-term capital appreciation.
Lord Abbett Bond Debenture Fund Investment Adviser: Lord, Abbett & Co. LLC	Seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Core Fixed Income Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver current income and the opportunity for capital appreciation by investing primarily in U.S. investment grade corporate, government, and mortgage- and asset-backed securities.
Lord Abbett Developing Growth Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.
Lord Abbett Fundamental Equity Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.

PRO.109860-21	67

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Lord Abbett Mid Cap Stock Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Lord Abbett Small-Cap Value Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.
MainStay CBRE Real Estate Fund Investment Adviser: New York Life Investment Management LLC Subadviser: CBRE Clarion Securities, LLC	Seeks total return.
MainStay Winslow Large Cap Growth Fund Investment Adviser: New York Life Investment Management LLC Subadviser: Winslow Capital Management, Inc.	Seeks long-term growth of capital.
Massachusetts Investors Growth Stock Fund Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.
Neuberger Berman Genesis Fund® Investment Adviser: Neuberger Berman Investment Advisers LLC	Seeks growth of capital.
Neuberger Berman Sustainable Equity Fund Investment Adviser: Neuberger Berman Investment Advisers LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Pax Sustainable Allocation Fund Investment Adviser: Impax Asset Management LLC	Seeks income and conservation of principal and secondarily long-term growth of capital.
PIMCO Income Fund Investment Adviser: Pacific Investment Management Company LLC	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer High Yield Fund Investment Adviser: Amundi Asset Management US, Inc.	Maximize total return through a combination of income and capital appreciation.
Pioneer Strategic Income Fund Investment Adviser: Amundi Asset Management US, Inc.	Seeks a high level of current income.
Royce Total Return Fund Investment Adviser: Royce	Seeks long-term growth of capital and current income.

PRO.109860-21	68

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
T. Rowe Price Mid-Cap Value Fund Investment Adviser: T. Rowe Price Associates, Inc.	Seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.
Templeton Foreign Fund Investment Adviser: Templeton Global Advisors Limited	Seeks long-term capital growth.
The Hartford International Opportunities Fund Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	Seeks long-term growth of capital.
Thornburg International Equity Fund Investment Adviser: Thornburg Investment Management, Inc. (“Thornburg”)	Seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Vanguard® Diversified Value Portfolio*

Investment Adviser: Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), Lazard Asset Management LLC (Lazard)

*Vanguard is a trademark of The Vanguard Group, Inc.

Seeks to provide long-term capital appreciation and income.

Vanguard® Equity Income Portfolio*

Investment Adviser: Wellington Management Company LLP (Wellington Management, The Vanguard Group, Inc. (Vanguard)

*Vanguard is a trademark of The Vanguard Group, Inc.

Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Vanguard® Small Company Growth Portfolio* Investment Adviser: ArrowMark Partners, Vanguard Quantitative Equity Group *Vanguard is a trademark of The Vanguard Group, Inc.	Seeks to provide long-term capital appreciation.
Victory Sycamore Established Value Fund Investment Adviser: Victory Capital Management Inc.	Seeks to provide long-term capital growth by investing primarily in common stocks.
Victory Sycamore Small Company Opportunity Fund Investment Adviser: Victory Capital Management Inc.	Seeks to provide capital appreciation.
Virtus NFJ Dividend Value Fund Investment Adviser: Allianz Global Investors U.S. LLC	Seeks long-term growth of capital and income.
Virtus NFJ Small-Cap Value Fund Investment Adviser: Allianz Global Investors U.S. LLC	Seeks long-term growth of capital and income.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.

PRO.109860-21	69

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya GNMA Income Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

Voya Government Money Market Portfolio*

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

*   There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.

PRO.109860-21	70

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2030 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2040 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2050 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055.  On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.109860-21	71

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution 2060 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2065 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Intermediate Bond Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through income and capital appreciation.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk.  The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities.  It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return.
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large-Cap Growth Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.

PRO.109860-21	72

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Large Cap Value Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Multi-Manager International Small Cap Fund Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	Seeks maximum long-term capital appreciation.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.

PRO.109860-21	73

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2030 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2040 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2050 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.109860-21	74

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2060 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2065 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.

PRO.109860-21	75

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital appreciation.
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.

PRO.109860-21	76

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wells Fargo Special Small Cap Value Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	Seeks long-term capital appreciation.
Western Asset Mortgage Total Return Fund Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company	Seeks high current return.

PRO.109860-21	77

APPENDIX VI CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 - For Contracts With A Daily Asset Charge of 0.00%	CFI 1
Table 2 - For Contracts With A Daily Asset Charge of 0.05%	CFI 5
Table 3 - For Contracts With A Daily Asset Charge of 0.10%	CFI 5
Table 4 - For Contracts With A Daily Asset Charge of 0.15%	CFI 8
Table 5 - For Contracts With A Daily Asset Charge of 0.20%	CFI 10
Table 6 - For Contracts With A Daily Asset Charge of 0.25%	CFI 14
Table 7 - For Contracts With A Daily Asset Charge of 0.30%	CFI 18
Table 8 - For Contracts With A Daily Asset Charge of 0.35%	CFI 23
Table 9 - For Contracts With A Daily Asset Charge of 0.40%	CFI 27
Table 10 - For Contracts With A Daily Asset Charge of 0.45%	CFI 32
Table 11 - For Contracts With A Daily Asset Charge of 0.50%	CFI 35
Table 12 - For Contracts With A Daily Asset Charge of 0.55%	CFI 39
Table 13 - For Contracts With A Daily Asset Charge of 0.60%	CFI 41
Table 14 - For Contracts With A Daily Asset Charge of 0.65%	CFI 45
Table 15 - For Contracts With A Daily Asset Charge of 0.70%	CFI 49
Table 16 - For Contracts With A Daily Asset Charge of 0.75%	CFI 52
Table 17 - For Contracts With A Daily Asset Charge of 0.80%	CFI 56
Table 18 - For Contracts With A Daily Asset Charge of 0.85%	CFI 61
Table 19 - For Contracts With A Daily Asset Charge of 0.90%	CFI 67
Table 20 - For Contracts With A Daily Asset Charge of 0.95%	CFI 70
Table 21 - For Contracts With A Daily Asset Charge of 1.00%	CFI 72
Table 22 - For Contracts With A Daily Asset Charge of 1.05%	CFI 75
Table 23 - For Contracts With A Daily Asset Charge of 1.10%	CFI 79
Table 24 - For Contracts With A Daily Asset Charge of 1.15%	CFI 83
Table 25 - For Contracts With A Daily Asset Charge of 1.20%	CFI 87
Table 26 - For Contracts With A Daily Asset Charge of 1.25%	CFI 91
Table 27 - For Contracts With A Daily Asset Charge of 1.30%	CFI 95
Table 28 - For Contracts With A Daily Asset Charge of 1.35%	CFI 100
Table 29 - For Contracts With A Daily Asset Charge of 1.40%	CFI 102
Table 30 - For Contracts With A Daily Asset Charge of 1.45%	CFI 104
Table 31 - For Contracts With a Daily Asset Charge of 1.55%	CFI 106
Table 32 - For Certain Subaccounts Beginning, During or after February 2014 in Contracts with a Daily Asset Charge of 1.00%	CFI 108
Table 33 - For Certain Subaccounts Beginning, During or after February 2012 in Contracts with a Daily Asset Charge of 1.15%	CFI 109

PRO.109860-21	78

APPENDIX VI

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2020, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended
December 31, 2020, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2020 are not reflected in the following information.

TABLE 1
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.00%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$29.41	$24.76	$25.54	$22.20	$20.51	$20.24	$18.65	$15.37	$13.50	$13.05
Value at end of period	$32.50	$29.41	$24.76	$25.54	$22.20	$20.51	$20.24	$18.65	$15.37	$13.50
Number of accumulation units outstanding at end of period	0	412	375	323	5,819	20,172	20,104	34,725	29,844	25,431
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during April 2012)
Value at beginning of period	$28.11	$22.50	$25.16	$20.24	$19.07	$19.56	$18.87	$15.15	$13.96
Value at end of period	$32.33	$28.11	$22.50	$25.16	$20.24	$19.07	$19.56	$18.87	$15.15
Number of accumulation units outstanding at end of period	0	0	0	6,638	5,174	4,296	3,142	2,283	750
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$29.87	$23.60	$27.92	$21.42	$21.34	$21.58	$22.23	$18.56	$15.61	$18.12
Value at end of period	$37.17	$29.87	$23.60	$27.92	$21.42	$21.34	$21.58	$22.23	$18.56	$15.61
Number of accumulation units outstanding at end of period	1,275	1,263	1,184	1,095	43	1,226	1,230	35,242	37,987	112,305
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$25.32	$19.91	$21.40	$17.41	$15.52	$15.06	$13.88	$10.59	$9.06	$9.27
Value at end of period	$29.02	$25.32	$19.91	$21.40	$17.41	$15.52	$15.06	$13.88	$10.59	$9.06
Number of accumulation units outstanding at end of period	2,581	2,350	2,128	1,941	0	1,516	965	18,527	22,857	18,492
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$39.27	$30.30	$32.29	$25.14	$24.77	$23.58	$22.93	$18.14	$15.07	$16.36
Value at end of period	$52.21	$39.27	$30.30	$32.29	$25.14	$24.77	$23.58	$22.93	$18.14	$15.07
Number of accumulation units outstanding at end of period	0	42	42	31	31	14,599	14,182	32,076	32,701	125,636
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$40.45	$31.67	$32.74	$26.04	$24.09	$22.93	$21.05	$15.78	$13.13	$13.84
Value at end of period	$55.57	$40.45	$31.67	$32.74	$26.04	$24.09	$22.93	$21.05	$15.78	$13.13
Number of accumulation units outstanding at end of period	4,340	3,921	3,347	7,229	750	36,158	37,364	36,655	34,117	105,792
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$28.41	$23.98	$25.37	$22.46	$20.39	$20.77	$19.23	$16.33	$14.63	$13.91
Value at end of period	$29.74	$28.41	$23.98	$25.37	$22.46	$20.39	$20.77	$19.23	$16.33	$14.63
Number of accumulation units outstanding at end of period	0	0	2,836	0	0	17,688	16,299	12,571	11,594	8,934
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$34.41	$27.50	$28.43	$23.75	$21.02	$21.12	$19.06	$14.50	$12.94	$12.13
Value at end of period	$36.94	$34.41	$27.50	$28.43	$23.75	$21.02	$21.12	$19.06	$14.50	$12.94
Number of accumulation units outstanding at end of period	0	20	20	0	0	18,467	19,696	18,688	23,349	22,517

CFI 1

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$33.26	$26.81	$30.20	$27.63	$24.61	$25.58	$24.42	$19.53	$17.27	$17.84
Value at end of period	$31.64	$33.26	$26.81	$30.20	$27.63	$24.61	$25.58	$24.42	$19.53	$17.27
Number of accumulation units outstanding at end of period	11	11	2,916	0	0	0	0	0	0	0
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$35.90	$27.24	$36.53	$31.92
Value at end of period	$39.70	$35.90	$27.24	$36.53
Number of accumulation units outstanding at end of period	309	255	225	286
MAINSTAY WINSLOW LARGE CAP GROWTH FUND (CLASS R3)
(Funds were first received in this option during February 2012)
Value at beginning of period	$38.38	$28.90	$28.04	$21.29	$21.93	$20.77	$18.90	$13.90	$13.65
Value at end of period	$52.42	$38.38	$28.90	$28.04	$21.29	$21.93	$20.77	$18.90	$13.90
Number of accumulation units outstanding at end of period	0	75	75	75	75	75	75	33,684	30,538
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2017)
Value at beginning of period	$24.67	$20.46	$21.37	$19.13
Value at end of period	$28.62	$24.67	$20.46	$21.37
Number of accumulation units outstanding at end of period	313	280	395	258
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$16.81	$15.54	$15.69
Value at end of period	$18.73	$16.81	$15.54
Number of accumulation units outstanding at end of period	2,826	2,086	2,086
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during December 2013)
Value at beginning of period	$37.55	$31.56	$35.49	$31.95	$25.82	$26.87	$24.42	$24.42
Value at end of period	$41.05	$37.55	$31.56	$35.49	$31.95	$25.82	$26.87	$24.42
Number of accumulation units outstanding at end of period	1,968	1,628	1,324	4,911	0	3,960	3,140	2,834
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.33	$14.24	$14.56	$13.32	$12.56	$13.16	$13.13	$13.72	$13.15
Value at end of period	$16.69	$15.33	$14.24	$14.56	$13.32	$12.56	$13.16	$13.13	$13.72
Number of accumulation units outstanding at end of period	0	0	0	6,829	5,752	4,835	3,613	2,500	690
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$17.46	$16.59	$16.45	$16.21	$15.95	$15.70	$14.96	$15.24	$14.81	$13.79
Value at end of period	$18.12	$17.46	$16.59	$16.45	$16.21	$15.95	$15.70	$14.96	$15.24	$14.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,506	10,262	11,079	10,333	9,811
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2017)
Value at beginning of period	$24.21	$21.04	$21.76	$20.69
Value at end of period	$25.55	$24.21	$21.04	$21.76
Number of accumulation units outstanding at end of period	0	0	1,714	1,501
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$31.65	$26.09	$32.38
Value at end of period	$33.22	$31.65	$26.09
Number of accumulation units outstanding at end of period	6	6	1,149
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2012)
Value at beginning of period	$21.34	$18.05	$19.06	$16.66	$15.61	$15.87	$15.04	$12.87	$12.27
Value at end of period	$24.06	$21.34	$18.05	$19.06	$16.66	$15.61	$15.87	$15.04	$12.87
Number of accumulation units outstanding at end of period	0	0	0	16,774	12,961	21,459	16,842	12,096	471

CFI 2

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2012)
Value at beginning of period	$23.91	$19.59	$21.09	$17.85	$16.59	$16.89	$15.96	$13.11	$12.49
Value at end of period	$27.24	$23.91	$19.59	$21.09	$17.85	$16.59	$16.89	$15.96	$13.11
Number of accumulation units outstanding at end of period	3,579	2,630	1,766	27,812	16,206	16,494	21,529	17,767	991
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2012)
Value at beginning of period	$25.18	$20.25	$22.13	$18.45	$17.10	$17.45	$16.47	$13.30	$12.77
Value at end of period	$29.04	$25.18	$20.25	$22.13	$18.45	$17.10	$17.45	$16.47	$13.30
Number of accumulation units outstanding at end of period	31,016	30,404	24,670	39,931	12,949	19,892	13,935	8,905	968
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2012)
Value at beginning of period	$24.39	$19.56	$21.44	$17.79	$16.52	$16.86	$15.89	$12.82	$12.21
Value at end of period	$28.04	$24.39	$19.56	$21.44	$17.79	$16.52	$16.86	$15.89	$12.82
Number of accumulation units outstanding at end of period	13,931	11,209	8,134	33,196	20,132	17,361	8,391	3,970	315
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2013)
Value at beginning of period	$16.81	$14.91	$15.44	$14.18	$13.53	$13.70	$12.95	$12.47
Value at end of period	$18.62	$16.81	$14.91	$15.44	$14.18	$13.53	$13.70	$12.95
Number of accumulation units outstanding at end of period	295	295	295	2,813	2,704	1,850	98	98
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$19.04	$17.38	$17.49	$16.74	$16.13	$16.08	$15.10	$15.21	$13.98	$12.97
Value at end of period	$20.51	$19.04	$17.38	$17.49	$16.74	$16.13	$16.08	$15.10	$15.21	$13.98
Number of accumulation units outstanding at end of period	107	618	1,654	1,190	1,118	4,805	4,902	20,090	22,005	34,940
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$15.17	$13.03	$15.36	$12.59	$12.39	$12.84	$13.79	$11.50	$9.69	$11.04
Value at end of period	$15.02	$15.17	$13.03	$15.36	$12.59	$12.39	$12.84	$13.79	$11.50	$9.69
Number of accumulation units outstanding at end of period	0	0	1,602	0	0	6,846	4,689	4,347	4,049	4,379
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$33.66	$25.42	$25.87	$19.99	$19.28	$18.17	$16.03	$12.27	$10.41	$10.33
Value at end of period	$43.95	$33.66	$25.42	$25.87	$19.99	$19.28	$18.17	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	0	0	0	5,815	4,909	9,340	7,431	3,653	2,766	4,143
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$20.40	$16.36	$18.51
Value at end of period	$21.59	$20.40	$16.36
Number of accumulation units outstanding at end of period	0	0	689
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$29.81	$23.99	$30.78	$22.81	$22.98	$21.28	$22.67	$17.64	$14.68	$17.82
Value at end of period	$34.39	$29.81	$23.99	$30.78	$22.81	$22.98	$21.28	$22.67	$17.64	$14.68
Number of accumulation units outstanding at end of period	61	61	61	236	236	235	83	3,306	3,363	48,153
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$50.09	$36.98	$37.43	$28.59	$26.89	$25.04	$22.21	$16.87	$16.86
Value at end of period	$69.19	$50.09	$36.98	$37.43	$28.59	$26.89	$25.04	$22.21	$16.87
Number of accumulation units outstanding at end of period	0	0	0	16,297	17,523	13,614	10,762	8,399	1,963
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$40.47	$32.26	$38.42	$33.21
Value at end of period	$51.04	$40.47	$32.26	$38.42
Number of accumulation units outstanding at end of period	387	371	347	337

CFI 3

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$39.75	$31.49	$38.37
Value at end of period	$44.63	$39.75	$31.49
Number of accumulation units outstanding at end of period	0	38	1,172
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.50	$18.23	$19.37	$16.84	$15.92	$15.96	$15.14	$13.04	$11.51	$11.89
Value at end of period	$24.39	$21.50	$18.23	$19.37	$16.84	$15.92	$15.96	$15.14	$13.04	$11.51
Number of accumulation units outstanding at end of period	0	0	9,294	0	0	55,775	79,119	99,743	103,960	451,231
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.52	$19.34	$21.11	$17.70	$16.68	$16.79	$15.91	$13.24	$11.52	$12.10
Value at end of period	$26.88	$23.52	$19.34	$21.11	$17.70	$16.68	$16.79	$15.91	$13.24	$11.52
Number of accumulation units outstanding at end of period	1,600	1,600	6,959	1,701	1,676	25,422	23,251	50,982	48,011	256,766
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$24.55	$19.85	$22.14	$18.30	$17.22	$17.40	$16.44	$13.34	$11.56	$12.22
Value at end of period	$28.52	$24.55	$19.85	$22.14	$18.30	$17.22	$17.40	$16.44	$13.34	$11.56
Number of accumulation units outstanding at end of period	0	0	5,388	648	647	15,455	13,467	68,615	62,044	346,169
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.54	$18.94	$21.21	$17.45	$16.43	$16.60	$15.64	$12.68	$11.00	$11.61
Value at end of period	$27.27	$23.54	$18.94	$21.21	$17.45	$16.43	$16.60	$15.64	$12.68	$11.00
Number of accumulation units outstanding at end of period	0	0	1,062	0	0	6,717	5,607	2,529	1,073	4,386
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$17.08	$15.12	$15.62	$14.30	$13.71	$13.73	$13.00	$12.17	$11.10	$11.07
Value at end of period	$19.08	$17.08	$15.12	$15.62	$14.30	$13.71	$13.73	$13.00	$12.17	$11.10
Number of accumulation units outstanding at end of period	2,196	1,710	4,953	715	205	33,495	1,613	6,786	5,204	22,379
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$43.72	$33.46	$39.06	$35.15	$28.33	$28.83	$25.64	$19.52	$16.77	$17.32
Value at end of period	$45.25	$43.72	$33.46	$39.06	$35.15	$28.33	$28.83	$25.64	$19.52	$16.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,950	4,062	2,230
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$49.96	$36.06	$36.76	$28.67	$27.22	$28.66	$27.47	$19.79	$16.53	$16.17
Value at end of period	$66.57	$49.96	$36.06	$36.76	$28.67	$27.22	$28.66	$27.47	$19.79	$16.53
Number of accumulation units outstanding at end of period	0	432	398	347	291	14,003	12,018	25,549	24,064	23,473
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$30.95	$23.26	$25.56	$21.02	$19.39	$18.83	$16.70	$12.39	$11.04	$11.58
Value at end of period	$37.59	$30.95	$23.26	$25.56	$21.02	$19.39	$18.83	$16.70	$12.39	$11.04
Number of accumulation units outstanding at end of period	97	97	97	97	97	97	46	3,171	6,183	4,493
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$30.57	$24.41	$27.86	$23.68	$20.10	$21.38	$19.59	$14.51	$12.23	$12.53
Value at end of period	$30.43	$30.57	$24.41	$27.86	$23.68	$20.10	$21.38	$19.59	$14.51	$12.23
Number of accumulation units outstanding at end of period	0	28	28	28	28	28	28	16,383	16,476	15,265
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.33	$11.96	$13.24	$11.97	$10.41	$10.65	$10.45
Value at end of period	$15.71	$14.33	$11.96	$13.24	$11.97	$10.41	$10.65
Number of accumulation units outstanding at end of period	1,205	1,102	976	793	626	1,503	1,790
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.85	$32.37	$36.86	$32.41	$28.26	$29.15	$25.35	$19.27	$16.06	$15.77
Value at end of period	$40.96	$40.85	$32.37	$36.86	$32.41	$28.26	$29.15	$25.35	$19.27	$16.06
Number of accumulation units outstanding at end of period	0	445	445	682	1,216	10,899	9,489	15,351	17,188	13,554

CFI 4

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
Value at beginning of period	$44.45	$32.47	$33.63	$27.02	$25.21	$24.79	$22.20	$16.48	$14.22	$14.80
Value at end of period	$58.42	$44.45	$32.47	$33.63	$27.02	$25.21	$24.79	$22.20	$16.48	$14.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,449	1,803	2,328	3,697	6,642
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$45.85	$35.14	$35.61	$26.73	$26.40	$23.88	$22.03	$15.86	$13.37	$13.55
Value at end of period	$62.52	$45.85	$35.14	$35.61	$26.73	$26.40	$23.88	$22.03	$15.86	$13.37
Number of accumulation units outstanding at end of period	1,845	1,687	3,575	1,286	1,057	8,409	9,068	13,915	16,243	11,904

TABLE 2
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.05%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.39	$18.15	$19.30	$16.78	$15.87	$15.92	$15.11	$13.02	$12.61
Value at end of period	$24.25	$21.39	$18.15	$19.30	$16.78	$15.87	$15.92	$15.11	$13.02
Number of accumulation units outstanding at end of period	0	0	0	0	2,081	1,710	1,388	1,020	613

TABLE 3
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.10%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$28.95	$24.40	$25.19	$21.91	$20.27	$20.02	$18.47	$15.24	$13.40	$12.96
Value at end of period	$31.96	$28.95	$24.40	$25.19	$21.91	$20.27	$20.02	$18.47	$15.24	$13.40
Number of accumulation units outstanding at end of period	0	58	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$29.40	$23.25	$27.53	$21.15	$21.09	$21.35	$22.01	$18.39	$15.49	$18.00
Value at end of period	$36.55	$29.40	$23.25	$27.53	$21.15	$21.09	$21.35	$22.01	$18.39	$15.49
Number of accumulation units outstanding at end of period	0	0	0	0	844	4	235	0	1,585	1,466
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$25.03	$19.70	$21.19	$17.26	$15.40	$14.96	$13.80	$10.54	$9.03	$9.25
Value at end of period	$28.65	$25.03	$19.70	$21.19	$17.26	$15.40	$14.96	$13.80	$10.54	$9.03
Number of accumulation units outstanding at end of period	0	0	0	0	2,359	0	19,545	0	1,797	1,592
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$39.81	$31.20	$32.28	$25.71	$23.80	$22.68	$20.84	$15.64	$13.02	$13.74
Value at end of period	$54.64	$39.81	$31.20	$32.28	$25.71	$23.80	$22.68	$20.84	$15.64	$13.02
Number of accumulation units outstanding at end of period	0	0	0	0	6,359	0	0	0	3,884	3,150
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2014)
Value at beginning of period	$27.96	$23.63	$25.02	$22.17	$20.14	$20.55	$20.70
Value at end of period	$29.24	$27.96	$23.63	$25.02	$22.17	$20.14	$20.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	140

CFI 5

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during December 2014)
Value at beginning of period	$21.96	$16.88	$18.97	$16.25	$14.15	$14.46	$14.35
Value at end of period	$23.17	$21.96	$16.88	$18.97	$16.25	$14.15	$14.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	31	1,561
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2018)
Value at beginning of period	$40.63	$31.03	$34.66
Value at end of period	$52.78	$40.63	$31.03
Number of accumulation units outstanding at end of period	541	541	541
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during December 2014)
Value at beginning of period	$32.74	$26.41	$29.78	$27.27	$24.32	$25.31	$25.44
Value at end of period	$31.11	$32.74	$26.41	$29.78	$27.27	$24.32	$25.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,826
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.03	$32.20
Value at end of period	$38.84	$37.03
Number of accumulation units outstanding at end of period	0	9
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during June 2018)
Value at beginning of period	$36.11	$27.48	$30.95
Value at end of period	$56.15	$36.11	$27.48
Number of accumulation units outstanding at end of period	612	612	612
LORD ABBETT MID CAP STOCK FUND (CLASS A)
Value at beginning of period	$27.43	$24.98
Value at end of period	$28.10	$27.43
Number of accumulation units outstanding at end of period	0	10
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$24.28	$22.44
Value at end of period	$28.14	$24.28
Number of accumulation units outstanding at end of period	17,747	16,686
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$36.96	$31.09	$35.00	$31.54	$25.52	$26.58	$24.18	$18.49	$15.55	$16.44
Value at end of period	$40.36	$36.96	$31.09	$35.00	$31.54	$25.52	$26.58	$24.18	$18.49	$15.55
Number of accumulation units outstanding at end of period	0	0	0	0	4,657	0	0	0	2,252	1,706
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$13.68	$11.26	$12.32
Value at end of period	$13.56	$13.68	$11.26
Number of accumulation units outstanding at end of period	342	342	342
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$32.61	$25.20	$27.53
Value at end of period	$37.61	$32.61	$25.20
Number of accumulation units outstanding at end of period	662	673	662
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during January 2016)
Value at beginning of period	$21.13	$17.89	$18.91	$16.55	$15.24
Value at end of period	$23.79	$21.13	$17.89	$18.91	$16.55
Number of accumulation units outstanding at end of period	0	0	0	0	13,530

CFI 6

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.68	$19.41	$20.93	$17.73	$16.49	$16.80	$15.90	$13.08	$11.38	$11.79
Value at end of period	$26.95	$23.68	$19.41	$20.93	$17.73	$16.49	$16.80	$15.90	$13.08	$11.38
Number of accumulation units outstanding at end of period	0	0	0	0	5,591	0	0	0	2,644	1,939
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$24.93	$20.07	$21.96	$18.32	$17.00	$17.36	$16.40	$13.26	$11.47	$12.00
Value at end of period	$28.73	$24.93	$20.07	$21.96	$18.32	$17.00	$17.36	$16.40	$13.26	$11.47
Number of accumulation units outstanding at end of period	0	0	0	0	14,180	0	0	0	6,483	4,986
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during January 2016)
Value at beginning of period	$24.15	$19.39	$21.28	$17.67	$15.98
Value at end of period	$27.74	$24.15	$19.39	$21.28	$17.67
Number of accumulation units outstanding at end of period	0	0	0	0	4,674
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during January 2016)
Value at beginning of period	$16.64	$14.78	$15.32	$14.08	$13.36
Value at end of period	$18.42	$16.64	$14.78	$15.32	$14.08
Number of accumulation units outstanding at end of period	0	0	0	0	297
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2018)
Value at beginning of period	$33.35	$25.21	$27.16
Value at end of period	$43.51	$33.35	$25.21
Number of accumulation units outstanding at end of period	749	749	749
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.29	$18.07	$19.22	$16.72	$15.83	$15.88	$15.08	$13.00	$11.49	$11.88
Value at end of period	$24.12	$21.29	$18.07	$19.22	$16.72	$15.83	$15.88	$15.08	$13.00	$11.49
Number of accumulation units outstanding at end of period	18,681	17,675	15,632	0	0	0	0	0	0	196
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2019)
Value at beginning of period	$23.29	$21.30
Value at end of period	$26.59	$23.29
Number of accumulation units outstanding at end of period	12	15
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$24.31	$19.68	$21.97	$18.17	$17.11	$17.32	$16.37	$13.30	$11.54	$12.21
Value at end of period	$28.21	$24.31	$19.68	$21.97	$18.17	$17.11	$17.32	$16.37	$13.30	$11.54
Number of accumulation units outstanding at end of period	443	797	0	0	0	0	0	0	0	0
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2019)
Value at beginning of period	$23.32	$20.98
Value at end of period	$26.99	$23.32
Number of accumulation units outstanding at end of period	922	1,041
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2018)
Value at beginning of period	$16.91	$14.98	$15.42
Value at end of period	$18.87	$16.91	$14.98
Number of accumulation units outstanding at end of period	9,233	9,230	4,321
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$49.17	$35.53	$36.25	$28.31	$26.90	$28.35	$27.67
Value at end of period	$65.45	$49.17	$35.53	$36.25	$28.31	$26.90	$28.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	39	886
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$32.28	$24.58	$29.37
Value at end of period	$41.10	$32.28	$24.58
Number of accumulation units outstanding at end of period	394	394	394

CFI 7

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$40.21	$31.89	$36.35	$32.00	$27.93	$28.83	$28.16
Value at end of period	$40.28	$40.21	$31.89	$36.35	$32.00	$27.93	$28.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	9,529
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$45.13	$34.62	$35.12	$26.38	$26.08	$23.62	$23.64
Value at end of period	$61.47	$45.13	$34.62	$35.12	$26.38	$26.08	$23.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	10,410

TABLE 4
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.15%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$28.72	$24.22	$25.01	$21.77	$20.15	$19.91	$18.38	$15.17	$13.34	$12.91
Value at end of period	$31.69	$28.72	$24.22	$25.01	$21.77	$20.15	$19.91	$18.38	$15.17	$13.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$29.17	$23.08	$27.34	$21.01	$20.96	$21.23	$21.90	$18.31	$15.43	$17.93
Value at end of period	$36.24	$29.17	$23.08	$27.34	$21.01	$20.96	$21.23	$21.90	$18.31	$15.43
Number of accumulation units outstanding at end of period	0	0	0	0	100	0	0	237	237	3,645
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$24.88	$19.60	$21.09	$17.18	$15.34	$14.91	$13.76	$10.51	$9.02	$9.23
Value at end of period	$28.47	$24.88	$19.60	$21.09	$17.18	$15.34	$14.91	$13.76	$10.51	$9.02
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	15,788	855	7,534
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$38.35	$29.63	$31.62	$24.65	$24.33	$23.20	$22.59	$17.90	$14.89	$16.19
Value at end of period	$50.90	$38.35	$29.63	$31.62	$24.65	$24.33	$23.20	$22.59	$17.90	$14.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$39.50	$30.97	$32.06	$25.54	$23.66	$22.56	$20.74	$15.57	$12.97	$13.70
Value at end of period	$54.18	$39.50	$30.97	$32.06	$25.54	$23.66	$22.56	$20.74	$15.57	$12.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$27.74	$23.45	$24.84	$22.03	$20.03	$20.43	$18.95	$16.11	$14.46	$13.77
Value at end of period	$28.99	$27.74	$23.45	$24.84	$22.03	$20.03	$20.43	$18.95	$16.11	$14.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	4,791	4,499	4,159
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$21.83	$16.79	$18.88	$16.18	$14.10	$14.41	$12.91	$9.86	$8.60	$9.12
Value at end of period	$23.02	$21.83	$16.79	$18.88	$16.18	$14.10	$14.41	$12.91	$9.86	$8.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3,648	3,485	3,285
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during June 2011)
Value at beginning of period	$32.48	$26.21	$29.58	$27.10	$24.17	$25.17	$24.06	$19.27	$17.07	$18.35
Value at end of period	$30.85	$32.48	$26.21	$29.58	$27.10	$24.17	$25.17	$24.06	$19.27	$17.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	154	100	35

CFI 8

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2014)
Value at beginning of period	$15.04	$14.00	$14.33	$13.13	$12.40	$13.00	$13.31
Value at end of period	$16.35	$15.04	$14.00	$14.33	$13.13	$12.40	$13.00
Number of accumulation units outstanding at end of period	0	0	0	0	4,923	5,253	4,980
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.65	$11.23	$12.34	$9.99	$9.44	$10.04
Value at end of period	$13.52	$13.65	$11.23	$12.34	$9.99	$9.44
Number of accumulation units outstanding at end of period	2,721	2,236	1,805	1,347	1,341	136
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$21.16	$16.41	$17.79	$16.27
Value at end of period	$29.78	$21.16	$16.41	$17.79
Number of accumulation units outstanding at end of period	132	95	85	85
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.18	$17.99	$19.14	$16.66	$15.78	$15.84	$15.05	$12.99	$11.48	$11.88
Value at end of period	$23.99	$21.18	$17.99	$19.14	$16.66	$15.78	$15.84	$15.05	$12.99	$11.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.17	$19.08	$20.86	$17.52	$16.54	$16.66	$15.82	$13.18	$11.48	$12.08
Value at end of period	$26.44	$23.17	$19.08	$20.86	$17.52	$16.54	$16.66	$15.82	$13.18	$11.48
Number of accumulation units outstanding at end of period	0	0	0	0	88	88	88	88	0	0
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$24.19	$19.59	$21.88	$18.11	$17.06	$17.28	$16.34	$13.28	$11.53	$12.20
Value at end of period	$28.05	$24.19	$19.59	$21.88	$18.11	$17.06	$17.28	$16.34	$13.28	$11.53
Number of accumulation units outstanding at end of period	0	0	0	0	19	19	19	19	0	0
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$16.82	$14.92	$15.43	$14.15	$13.59	$13.63	$12.92	$12.11	$11.07	$11.05
Value at end of period	$18.77	$16.82	$14.92	$15.43	$14.15	$13.59	$13.63	$12.92	$12.11	$11.07
Number of accumulation units outstanding at end of period	0	0	0	0	4,503	4,591	0	0	0	0
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$24.44	$19.96	$21.83	$21.20
Value at end of period	$27.88	$24.44	$19.96	$21.83
Number of accumulation units outstanding at end of period	2,426	1,630	1,159	200
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$48.78	$35.27	$36.00	$28.12	$26.74	$28.20	$27.07	$19.52	$16.34	$16.01
Value at end of period	$64.90	$48.78	$35.27	$36.00	$28.12	$26.74	$28.20	$27.07	$19.52	$16.34
Number of accumulation units outstanding at end of period	63	63	63	63	320	268	244	970	710	2,747
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2016)
Value at beginning of period	$22.53	$18.77	$22.86	$20.64	$16.33
Value at end of period	$24.65	$22.53	$18.77	$22.86	$20.64
Number of accumulation units outstanding at end of period	0	0	0	0	39
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$29.85	$23.87	$27.29	$23.22	$19.75	$21.03	$19.30	$14.32	$12.08	$12.36
Value at end of period	$29.66	$29.85	$23.87	$27.29	$23.22	$19.75	$21.03	$19.30	$14.32	$12.08
Number of accumulation units outstanding at end of period	2,538	2,225	2,262	5,265	4,882	4,565	5,502	5,020	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.21	$11.88	$13.17	$11.92	$10.38	$10.64	$10.44
Value at end of period	$15.56	$14.21	$11.88	$13.17	$11.92	$10.38	$10.64
Number of accumulation units outstanding at end of period	1,500	1,277	10,887	10,168	10,448	7,725	7,103

CFI 9

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.89	$31.65	$36.10	$31.79	$27.76	$28.67	$24.97	$19.01	$15.87	$15.61
Value at end of period	$39.94	$39.89	$31.65	$36.10	$31.79	$27.76	$28.67	$24.97	$19.01	$15.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	8,195	0	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$39.18	$28.60	$29.60	$23.75	$22.15	$21.74	$19.47	$15.44
Value at end of period	$51.58	$39.18	$28.60	$29.60	$23.75	$22.15	$21.74	$19.47
Number of accumulation units outstanding at end of period	1,592	1,387	1,279	2,097	1,921	2,465	2,290	2,077
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$44.77	$34.36	$34.88	$26.21	$25.93	$23.49	$21.70	$15.65	$13.21	$13.41
Value at end of period	$60.95	$44.77	$34.36	$34.88	$26.21	$25.93	$23.49	$21.70	$15.65	$13.21
Number of accumulation units outstanding at end of period	2,678	2,410	2,022	1,790	2,172	1,913	2,850	12,404	0	2,464

TABLE 5
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.20%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2018)
Value at beginning of period	$39.35	$29.71	$34.05
Value at end of period	$52.05	$39.35	$29.71
Number of accumulation units outstanding at end of period	0	0	947
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2018)
Value at beginning of period	$31.44	$25.21	$27.91
Value at end of period	$35.67	$31.44	$25.21
Number of accumulation units outstanding at end of period	0	0	948
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2018)
Value at beginning of period	$13.40	$12.49	$12.63
Value at end of period	$14.70	$13.40	$12.49
Number of accumulation units outstanding at end of period	0	0	1,511
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during November 2014)
Value at beginning of period	$28.49	$24.04	$24.84	$21.63	$20.03	$19.80	$19.47
Value at end of period	$31.42	$28.49	$24.04	$24.84	$21.63	$20.03	$19.80
Number of accumulation units outstanding at end of period	16	16	16	16	16	1,471	1,916
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
Value at beginning of period	$27.52	$22.07	$24.73	$19.94	$18.82	$19.34	$18.69	$15.04	$12.69	$13.80
Value at end of period	$31.59	$27.52	$22.07	$24.73	$19.94	$18.82	$19.34	$18.69	$15.04	$12.69
Number of accumulation units outstanding at end of period	0	0	21	21	21	21	21	21	21	21
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$28.94	$22.90	$27.15	$20.88	$20.84	$21.12	$21.79	$18.23	$15.36	$17.87
Value at end of period	$35.94	$28.94	$22.90	$27.15	$20.88	$20.84	$21.12	$21.79	$18.23	$15.36
Number of accumulation units outstanding at end of period	82	79	645	141	176	23,589	41,007	10,836	11,568	93

CFI 10

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.74	$19.49	$20.99	$17.11	$15.29	$14.87	$13.72	$10.49	$10.18
Value at end of period	$28.29	$24.74	$19.49	$20.99	$17.11	$15.29	$14.87	$13.72	$10.49
Number of accumulation units outstanding at end of period	0	0	12	12	24	28	22,238	15,678	12,297
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during November 2014)
Value at beginning of period	$38.04	$29.41	$31.40	$24.50	$24.18	$23.08	$22.81
Value at end of period	$50.47	$38.04	$29.41	$31.40	$24.50	$24.18	$23.08
Number of accumulation units outstanding at end of period	22	22	22	22	22	10,091	12,208
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$39.18	$30.74	$31.84	$25.38	$23.52	$22.44	$20.64	$15.50	$12.92	$13.65
Value at end of period	$53.73	$39.18	$30.74	$31.84	$25.38	$23.52	$22.44	$20.64	$15.50	$12.92
Number of accumulation units outstanding at end of period	59	59	65	62	70	17,749	39,987	12,386	11,068	0
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$27.52	$23.28	$24.67	$21.89	$19.91	$20.32	$18.85	$16.04	$14.40	$13.72
Value at end of period	$28.75	$27.52	$23.28	$24.67	$21.89	$19.91	$20.32	$18.85	$16.04	$14.40
Number of accumulation units outstanding at end of period	10	10	10	10	10	15,672	13,460	0	0	0
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
Value at beginning of period	$30.73	$23.78	$25.63	$22.43	$20.57	$20.89	$18.91	$14.69	$12.74	$13.40
Value at end of period	$31.29	$30.73	$23.78	$25.63	$22.43	$20.57	$20.89	$18.91	$14.69	$12.74
Number of accumulation units outstanding at end of period	0	0	35	35	35	35	35	35	35	35
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during October 2012)
Value at beginning of period	$32.22	$26.02	$29.37	$26.93	$24.03	$25.03	$23.94	$19.19	$18.78
Value at end of period	$30.59	$32.22	$26.02	$29.37	$26.93	$24.03	$25.03	$23.94	$19.19
Number of accumulation units outstanding at end of period	0	0	3	3	3	3	6,500	5,816	7,031
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$9.33
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	9
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2018)
Value at beginning of period	$23.89	$19.85	$21.67
Value at end of period	$27.67	$23.89	$19.85
Number of accumulation units outstanding at end of period	0	0	603
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.61	$11.21	$12.32	$9.98	$9.43	$10.04
Value at end of period	$13.47	$13.61	$11.21	$12.32	$9.98	$9.43
Number of accumulation units outstanding at end of period	66	79	3,475	73	74	359
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during October 2018)
Value at beginning of period	$16.91	$16.11	$15.82
Value at end of period	$17.51	$16.91	$16.11
Number of accumulation units outstanding at end of period	0	0	407
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.92	$17.73	$18.76	$16.43	$15.43	$15.71	$14.92	$12.79	$11.36	$11.58
Value at end of period	$23.54	$20.92	$17.73	$18.76	$16.43	$15.43	$15.71	$14.92	$12.79	$11.36
Number of accumulation units outstanding at end of period	76	76	76	76	76	76	76	76	76	76

CFI 11

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.44	$19.24	$20.76	$17.61	$16.39	$16.72	$15.84	$13.04	$11.36	$11.78
Value at end of period	$26.66	$23.44	$19.24	$20.76	$17.61	$16.39	$16.72	$15.84	$13.04	$11.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$24.68	$19.89	$21.79	$18.20	$16.90	$17.28	$16.34	$13.22	$11.45	$11.99
Value at end of period	$28.42	$24.68	$19.89	$21.79	$18.20	$16.90	$17.28	$16.34	$13.22	$11.45
Number of accumulation units outstanding at end of period	0	0	0	274	274	274	274	274	274	496
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$16.48	$14.65	$15.19	$13.98	$13.37	$13.66
Value at end of period	$18.22	$16.48	$14.65	$15.19	$13.98	$13.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$18.45	$16.87	$17.01	$16.31	$15.75	$15.73	$14.80	$14.95	$13.76	$12.79
Value at end of period	$19.83	$18.45	$16.87	$17.01	$16.31	$15.75	$15.73	$14.80	$14.95	$13.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$12.16	$10.06	$11.51
Value at end of period	$13.06	$12.16	$10.06
Number of accumulation units outstanding at end of period	0	0	556
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$33.05	$25.01	$25.50	$19.74	$19.08	$18.02	$16.90
Value at end of period	$43.07	$33.05	$25.01	$25.50	$19.74	$19.08	$18.02
Number of accumulation units outstanding at end of period	49	60	537	163	138	103	17,164
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$21.09	$16.36	$17.75	$16.23
Value at end of period	$29.66	$21.09	$16.36	$17.75
Number of accumulation units outstanding at end of period	126	122	2,001	112
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$28.88	$23.28	$29.93	$22.23	$22.44	$20.82	$22.22	$17.33	$14.45	$17.58
Value at end of period	$33.25	$28.88	$23.28	$29.93	$22.23	$22.44	$20.82	$22.22	$17.33	$14.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$49.03	$36.27	$43.37
Value at end of period	$67.59	$49.03	$36.27
Number of accumulation units outstanding at end of period	0	0	679
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$26.43	$20.43	$24.08
Value at end of period	$30.70	$26.43	$20.43
Number of accumulation units outstanding at end of period	0	0	161
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$25.34	$20.34	$25.19
Value at end of period	$30.16	$25.34	$20.34
Number of accumulation units outstanding at end of period	0	0	402
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$38.50	$30.57	$36.39	$32.77	$26.37	$26.64	$25.05	$18.22	$17.49
Value at end of period	$43.14	$38.50	$30.57	$36.39	$32.77	$26.37	$26.64	$25.05	$18.22
Number of accumulation units outstanding at end of period	0	0	2	2	38	38	5,360	3,264	2,726

CFI 12

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.08	$17.91	$19.07	$16.60	$15.73	$15.80	$15.02	$12.97	$12.66
Value at end of period	$23.86	$21.08	$17.91	$19.07	$16.60	$15.73	$15.80	$15.02	$12.97
Number of accumulation units outstanding at end of period	27	30	30	30	59	959	9,256	7,586	6,509
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.06	$18.99	$20.78	$17.46	$16.49	$16.62	$15.79	$13.17	$12.80
Value at end of period	$26.30	$23.06	$18.99	$20.78	$17.46	$16.49	$16.62	$15.79	$13.17
Number of accumulation units outstanding at end of period	1,240	1,346	555	494	4	2,294	19,926	16,438	14,384
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.07	$19.50	$21.80	$18.05	$17.01	$17.23	$16.31	$13.26	$12.85
Value at end of period	$27.90	$24.07	$19.50	$21.80	$18.05	$17.01	$17.23	$16.31	$13.26
Number of accumulation units outstanding at end of period	163	164	513	472	0	885	2,841	1,273	838
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.09	$18.62	$20.89	$17.22	$16.24	$16.44	$15.53	$12.61	$12.23
Value at end of period	$26.70	$23.09	$18.62	$20.89	$17.22	$16.24	$16.44	$15.53	$12.61
Number of accumulation units outstanding at end of period	45	46	46	46	1	251	2,612	901	302
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.74	$14.85	$15.37	$14.10	$13.55	$13.59	$12.90	$12.09	$11.98
Value at end of period	$18.67	$16.74	$14.85	$15.37	$14.10	$13.55	$13.59	$12.90	$12.09
Number of accumulation units outstanding at end of period	3	3	3	3	267	16,890	24,466	3,144	2,377
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$42.35	$32.47	$37.99	$34.25	$27.67	$28.21	$25.13	$19.17	$16.51	$17.08
Value at end of period	$43.75	$42.35	$32.47	$37.99	$34.25	$27.67	$28.21	$25.13	$19.17	$16.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$48.39	$35.01	$35.75	$27.94	$26.58	$28.05	$26.93	$19.44	$16.27	$15.95
Value at end of period	$64.36	$48.39	$35.01	$35.75	$27.94	$26.58	$28.05	$26.93	$19.44	$16.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,046	1,711	0	0	0
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$23.49	$18.39	$19.75
Value at end of period	$21.89	$23.49	$18.39
Number of accumulation units outstanding at end of period	0	0	109
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$29.98	$22.58	$24.86	$20.49	$18.94	$18.43	$16.37	$12.17	$10.86	$11.42
Value at end of period	$36.34	$29.98	$22.58	$24.86	$20.49	$18.94	$18.43	$16.37	$12.17	$10.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$21.31	$16.23	$17.33
Value at end of period	$28.35	$21.31	$16.23
Number of accumulation units outstanding at end of period	0	0	2,674
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$44.41	$34.11	$34.64	$26.05	$25.78	$23.36	$21.59	$15.58	$13.16	$13.36
Value at end of period	$60.44	$44.41	$34.11	$34.64	$26.05	$25.78	$23.36	$21.59	$15.58	$13.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 13

Condensed Financial Information (continued)

TABLE 6
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALLIANZGI SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$26.45
Value at end of period	$31.53
Number of accumulation units outstanding at end of period	259
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2020)
Value at beginning of period	$13.48
Value at end of period	$14.61
Number of accumulation units outstanding at end of period	7,534
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$28.83
Value at end of period	$31.16
Number of accumulation units outstanding at end of period	11,530
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during July 2020)
Value at beginning of period	$27.68
Value at end of period	$31.40
Number of accumulation units outstanding at end of period	7,424
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$24.21
Value at end of period	$35.63
Number of accumulation units outstanding at end of period	11,117
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$24.60	$19.39	$20.89	$17.03	$15.23	$14.82	$13.68	$10.46	$8.98	$9.21
Value at end of period	$28.11	$24.60	$19.39	$20.89	$17.03	$15.23	$14.82	$13.68	$10.46	$8.98
Number of accumulation units outstanding at end of period	13,705	0	0	0	0	0	0	0	0	12,234
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$37.65
Value at end of period	$53.27
Number of accumulation units outstanding at end of period	8,221
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$24.33
Value at end of period	$28.50
Number of accumulation units outstanding at end of period	2,926
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$24.71
Value at end of period	$32.47
Number of accumulation units outstanding at end of period	501
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$21.58	$16.62	$18.70	$16.04	$13.99	$14.31	$12.83	$9.81	$8.57	$9.09
Value at end of period	$22.73	$21.58	$16.62	$18.70	$16.04	$13.99	$14.31	$12.83	$9.81	$8.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during March 2012)
Value at beginning of period	$30.57	$23.67	$25.52	$22.35	$20.50	$20.83	$18.87	$14.66	$13.74
Value at end of period	$31.11	$30.57	$23.67	$25.52	$22.35	$20.50	$20.83	$18.87	$14.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,609	2,851

CFI 14

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2017)
Value at beginning of period	$39.67	$30.35	$32.63	$31.90
Value at end of period	$51.46	$39.67	$30.35	$32.63
Number of accumulation units outstanding at end of period	19,893	0	0	2,344
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.06
Value at end of period	$28.84
Number of accumulation units outstanding at end of period	6,290
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.93
Value at end of period	$52.86
Number of accumulation units outstanding at end of period	1,434
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$31.97	$25.83	$29.17	$26.75	$23.88	$24.90	$23.82	$19.10	$16.93	$17.53
Value at end of period	$30.33	$31.97	$25.83	$29.17	$26.75	$23.88	$24.90	$23.82	$19.10	$16.93
Number of accumulation units outstanding at end of period	2,596	0	0	0	0	0	0	0	0	6,364
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$26.89
Value at end of period	$37.87
Number of accumulation units outstanding at end of period	2,743
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during December 2020)
Value at beginning of period	$31.24
Value at end of period	$36.44
Number of accumulation units outstanding at end of period	1,643
INVESCO GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$9.47
Value at end of period	$11.59
Number of accumulation units outstanding at end of period	432
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during September 2020)
Value at beginning of period	$12.03
Value at end of period	$14.07
Number of accumulation units outstanding at end of period	550
LORD ABBETT SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$28.77
Value at end of period	$35.65
Number of accumulation units outstanding at end of period	167
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$12.00
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	4,743
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$24.92
Value at end of period	$27.43
Number of accumulation units outstanding at end of period	732
PIONEER HIGH YIELD FUND (CLASS A SHARES)
Value at beginning of period	$22.17
Value at end of period	$23.87
Number of accumulation units outstanding at end of period	4,521

CFI 15

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$33.36
Value at end of period	$39.35
Number of accumulation units outstanding at end of period	146
TEMPLETON FOREIGN FUND (CLASS A)
Value at beginning of period	$16.42
Value at end of period	$19.75
Number of accumulation units outstanding at end of period	109
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
Value at beginning of period	$26.95
Value at end of period	$32.55
Number of accumulation units outstanding at end of period	3,819
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
Value at beginning of period	$36.68
Value at end of period	$46.97
Number of accumulation units outstanding at end of period	1,501
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$14.85	$13.83	$14.18	$13.00	$12.29	$12.91	$12.92	$13.53	$12.60	$12.43
Value at end of period	$16.13	$14.85	$13.83	$14.18	$13.00	$12.29	$12.91	$12.92	$13.53	$12.60
Number of accumulation units outstanding at end of period	5,167	6,213	0	3,258	0	7,399	6,711	5,794	5,359	5,187
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (
CLASS I)
(Funds were first received in this option during July 2020)
Value at beginning of period	$13.73
Value at end of period	$13.43
Number of accumulation units outstanding at end of period	10,407
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$10.98	$10.85	$10.77	$10.76
Value at end of period	$10.93	$10.98	$10.85	$10.77
Number of accumulation units outstanding at end of period	0	0	0	169
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2017)
Value at beginning of period	$23.46	$20.38	$21.13	$20.93
Value at end of period	$24.63	$23.40	$20.38	$21.13
Number of accumulation units outstanding at end of period	4,967	0	1,341	1,747
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.80
Value at end of period	$36.67
Number of accumulation units outstanding at end of period	1,147
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.01
Value at end of period	$31.85
Number of accumulation units outstanding at end of period	1,965
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2020)
Value at beginning of period	$12.12
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	10,817
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2016)
Value at beginning of period	$32.90	$24.91	$25.41	$19.68	$19.76
Value at end of period	$42.85	$32.90	$24.91	$25.41	$19.68
Number of accumulation units outstanding at end of period	9,873	2,792	2,776	1,524	369

CFI 16

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2020)
Value at beginning of period	$16.08
Value at end of period	$20.82
Number of accumulation units outstanding at end of period	2,586
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.81
Value at end of period	$29.55
Number of accumulation units outstanding at end of period	12,415
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.98	$17.83	$18.99	$16.55	$15.69	$15.76	$14.99	$12.95	$11.45	$11.87
Value at end of period	$23.73	$20.98	$17.83	$18.99	$16.55	$15.69	$15.76	$14.99	$12.95	$11.45
Number of accumulation units outstanding at end of period	38,826	2,019	1,477	0	0	0	455	142	65	7,411
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.94	$18.91	$20.70	$17.40	$16.44	$16.58	$15.76	$13.15	$11.46	$12.07
Value at end of period	$26.16	$22.94	$18.91	$20.70	$17.40	$16.44	$16.58	$15.76	$13.15	$11.46
Number of accumulation units outstanding at end of period	76,473	1,159	885	617	345	113	0	2,164	1,620	13,415
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.95	$19.42	$21.71	$17.98	$16.96	$17.19	$16.28	$13.24	$11.50	$12.19
Value at end of period	$27.75	$23.95	$19.42	$21.71	$17.98	$16.96	$17.19	$16.28	$13.24	$11.50
Number of accumulation units outstanding at end of period	17,612	2,185	1,622	1,078	2,608	3,055	2,219	2,521	1,524	1,027
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2011)
Value at beginning of period	$22.98	$18.54	$20.81	$17.16	$16.20	$16.41	$15.50	$12.59	$10.95	$11.45
Value at end of period	$26.56	$22.98	$18.54	$20.81	$17.16	$16.20	$16.41	$15.50	$12.59	$10.95
Number of accumulation units outstanding at end of period	11,028	4,117	3,442	2,778	2,541	1,553	745	218	15	48
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$16.66	$14.78	$15.31	$14.05	$13.51	$13.56	$12.87	$12.08	$11.04	$11.04
Value at end of period	$18.57	$16.66	$14.78	$15.31	$14.05	$13.51	$13.56	$12.87	$12.08	$11.04
Number of accumulation units outstanding at end of period	46,072	0	0	2,972	0	0	0	21,874	21,202	23,282
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.56
Value at end of period	$25.38
Number of accumulation units outstanding at end of period	2,436
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$42.01	$32.23	$37.72	$34.03	$27.50	$28.06	$25.01	$19.09	$16.44	$17.02
Value at end of period	$43.38	$42.01	$32.23	$37.72	$34.03	$27.50	$28.06	$25.01	$19.09	$16.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.44
Value at end of period	$36.04
Number of accumulation units outstanding at end of period	2,022
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2017)
Value at beginning of period	$22.23	$18.54	$22.60	$22.06
Value at end of period	$24.29	$22.23	$18.54	$22.60
Number of accumulation units outstanding at end of period	0	0	0	115
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.09
Value at end of period	$29.17
Number of accumulation units outstanding at end of period	993
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.14
Value at end of period	$15.45
Number of accumulation units outstanding at end of period	12,362

CFI 17

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$33.54
Value at end of period	$40.14
Number of accumulation units outstanding at end of period	1,495
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$39.26	$31.18	$35.60	$31.38	$27.43	$28.36	$26.00
Value at end of period	$39.27	$39.26	$31.18	$35.60	$31.38	$27.43	$28.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	454
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$41.48
Value at end of period	$50.81
Number of accumulation units outstanding at end of period	593
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during September 2016)
Value at beginning of period	$42.72	$31.29	$32.48	$26.17	$26.27
Value at end of period	$56.00	$42.72	$31.29	$32.48	$26.17
Number of accumulation units outstanding at end of period	3,202	4,541	4,750	2,919	2,239
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2017)
Value at beginning of period	$30.01	$23.82	$26.36	$25.51
Value at end of period	$30.19	$30.01	$23.82	$26.36
Number of accumulation units outstanding at end of period	12,360	0	0	416
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$44.06	$33.86	$34.40	$25.88	$25.62	$23.24	$21.49	$15.51	$13.11	$12.10
Value at end of period	$59.93	$44.06	$33.86	$34.40	$25.88	$25.62	$23.24	$21.49	$15.51	$13.11
Number of accumulation units outstanding at end of period	8,075	11,886	13,169	13,970	13,403	15,261	15,966	14,977	13,622	10,469

TABLE 7
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2019)
Value at beginning of period	$38.94	$34.61
Value at end of period	$51.45	$38.94
Number of accumulation units outstanding at end of period	313	469
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2019)
Value at beginning of period	$31.11	$27.23
Value at end of period	$35.25	$31.11
Number of accumulation units outstanding at end of period	654	958
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.26	$13.26
Value at end of period	$14.53	$13.26
Number of accumulation units outstanding at end of period	3,270	8,751

CFI 18

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$29.11
Value at end of period	$30.90
Number of accumulation units outstanding at end of period	674
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$27.23	$21.86	$24.52	$19.78	$18.69	$19.23	$18.60	$14.99	$13.56
Value at end of period	$31.22	$27.23	$21.86	$24.52	$19.78	$18.69	$19.23	$18.60	$14.99
Number of accumulation units outstanding at end of period	2,831	12,076	4,685	7,267	7,679	7,568	7,366	6,565	7,150
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$28.48	$22.57	$26.78	$20.61	$20.59	$20.89	$21.58	$18.07	$16.52
Value at end of period	$35.33	$28.48	$22.57	$26.78	$20.61	$20.59	$20.89	$21.58	$18.07
Number of accumulation units outstanding at end of period	3,223	4,075	4,269	5,317	20,068	5,921	7,270	4,589	4,431
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during August 2019)
Value at beginning of period	$24.45	$21.50
Value at end of period	$27.94	$24.45
Number of accumulation units outstanding at end of period	0	13,286
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during February 2014)
Value at beginning of period	$37.44	$28.97	$30.97	$24.18	$23.90	$22.83	$22.23
Value at end of period	$49.63	$37.44	$28.97	$30.97	$24.18	$23.90	$22.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	418	1,073
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$38.56	$30.29	$31.40	$25.05	$23.24	$22.19	$20.43	$15.36	$14.00
Value at end of period	$52.82	$38.56	$30.29	$31.40	$25.05	$23.24	$22.19	$20.43	$15.36
Number of accumulation units outstanding at end of period	7,062	9,245	13,494	15,050	36,039	19,513	20,586	17,067	15,986
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$27.09	$22.93	$24.33	$21.60	$19.67	$20.10	$18.67	$15.90	$14.70
Value at end of period	$28.26	$27.09	$22.93	$24.33	$21.60	$19.67	$20.10	$18.67	$15.90
Number of accumulation units outstanding at end of period	1,601	2,055	2,618	4,569	4,962	5,152	5,255	7,173	6,731
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.99	$24.16
Value at end of period	$28.60	$26.99
Number of accumulation units outstanding at end of period	311	566
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during November 2019)
Value at beginning of period	$25.96	$25.11
Value at end of period	$30.74	$25.96
Number of accumulation units outstanding at end of period	24	16
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$23.52	$21.75
Value at end of period	$27.20	$23.52
Number of accumulation units outstanding at end of period	613	613
PIONEER HIGH YIELD FUND (CLASS A SHARES)
Value at beginning of period	$20.93
Value at end of period	$23.67
Number of accumulation units outstanding at end of period	66
PIONEER STRATEGIC INCOME FUND (CLASS A SHARES)
Value at beginning of period	$15.19	$14.82
Value at end of period	$16.23	$15.19
Number of accumulation units outstanding at end of period	0	5,682

CFI 19

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during June 2017)
Value at beginning of period	$19.77	$17.67	$20.89	$19.86
Value at end of period	$19.58	$19.77	$17.67	$20.89
Number of accumulation units outstanding at end of period	41	305	182	89
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.55	$12.35
Value at end of period	$13.39	$13.55
Number of accumulation units outstanding at end of period	1,416	11,368
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$16.64	$16.55
Value at end of period	$17.22	$16.64
Number of accumulation units outstanding at end of period	6,826	405
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.31
Value at end of period	$32.98
Number of accumulation units outstanding at end of period	395
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2020)
Value at beginning of period	$33.12
Value at end of period	$41.49
Number of accumulation units outstanding at end of period	8
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$20.72	$17.58	$18.61	$16.32	$15.34	$15.64	$14.95
Value at end of period	$23.28	$20.72	$17.58	$18.61	$16.32	$15.34	$15.64
Number of accumulation units outstanding at end of period	491	2,341	0	3,052	0	0	30,822
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$24.44	$19.71	$21.61	$18.07	$16.80	$17.19	$16.27
Value at end of period	$28.11	$24.44	$19.71	$21.61	$18.07	$16.80	$17.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	315
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2014)
Value at beginning of period	$23.69	$19.06	$20.95	$17.44	$16.24	$16.63	$15.93
Value at end of period	$27.16	$23.69	$19.06	$20.95	$17.44	$16.24	$16.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	298
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2014)
Value at beginning of period	$16.31	$14.52	$15.07	$13.89	$13.29	$13.50	$13.15
Value at end of period	$18.02	$16.31	$14.52	$15.07	$13.89	$13.29	$13.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	91
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.16	$16.62	$16.77	$16.10	$15.56	$15.56	$14.91
Value at end of period	$19.50	$18.16	$16.62	$16.77	$16.10	$15.56	$15.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	684	648
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$12.02	$10.75
Value at end of period	$12.90	$12.02
Number of accumulation units outstanding at end of period	577	10,467

CFI 20

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2019)
Value at beginning of period	$32.75	$29.41
Value at end of period	$42.64	$32.75
Number of accumulation units outstanding at end of period	465	6,059
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2020)
Value at beginning of period	$16.79
Value at end of period	$20.66
Number of accumulation units outstanding at end of period	59
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$20.94	$19.20
Value at end of period	$29.43	$20.94
Number of accumulation units outstanding at end of period	1,086	10,869
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$25.20
Value at end of period	$32.69
Number of accumulation units outstanding at end of period	149
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2019)
Value at beginning of period	$48.52	$42.45
Value at end of period	$66.81	$48.52
Number of accumulation units outstanding at end of period	550	664
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$26.12	$23.76
Value at end of period	$30.31	$26.12
Number of accumulation units outstanding at end of period	176	162
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$25.05	$22.48
Value at end of period	$29.78	$25.05
Number of accumulation units outstanding at end of period	400	404
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$37.89	$30.11	$35.89	$32.35	$26.06	$26.35	$24.50
Value at end of period	$42.42	$37.89	$30.11	$35.89	$32.35	$26.06	$26.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	220	2,826
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$20.87	$17.75	$18.92	$16.49	$15.64	$15.72	$15.03
Value at end of period	$23.60	$20.87	$17.75	$18.92	$16.49	$15.64	$15.72
Number of accumulation units outstanding at end of period	2,351	0	0	0	3,688	8,625	7,914
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$22.83	$18.83	$20.62	$17.34	$16.39	$16.54	$15.72
Value at end of period	$26.02	$22.83	$18.83	$20.62	$17.34	$16.39	$16.54
Number of accumulation units outstanding at end of period	7,636	0	0	0	17,026	2,305	3,102
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2012)
Value at beginning of period	$23.84	$19.33	$21.62	$17.92	$16.91	$17.15	$16.25	$13.22	$11.89
Value at end of period	$27.60	$23.84	$19.33	$21.62	$17.92	$16.91	$17.15	$16.25	$13.22
Number of accumulation units outstanding at end of period	11,007	0	0	0	85,046	1,306	1,276	0	28

CFI 21

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2020)
Value at beginning of period	$20.87
Value at end of period	$26.42
Number of accumulation units outstanding at end of period	2,744
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2012)
Value at beginning of period	$16.58	$14.72	$15.25	$14.00	$13.47	$13.53	$12.85	$12.06	$11.44
Value at end of period	$18.47	$16.58	$14.72	$15.25	$14.00	$13.47	$13.53	$12.85	$12.06
Number of accumulation units outstanding at end of period	4,331	2,802	2,802	2,803	7,513	4,983	1,487	1,653	2,308
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.69	$19.66
Value at end of period	$22.74	$20.69
Number of accumulation units outstanding at end of period	694	694
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.86	$21.72
Value at end of period	$27.18	$23.86
Number of accumulation units outstanding at end of period	906	906
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.42	$20.81
Value at end of period	$25.17	$22.42
Number of accumulation units outstanding at end of period	173	173
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2020)
Value at beginning of period	$14.94
Value at end of period	$15.14
Number of accumulation units outstanding at end of period	360
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$41.68	$31.99	$37.46	$33.81	$27.34	$27.91	$24.89	$22.75
Value at end of period	$43.01	$41.68	$31.99	$37.46	$33.81	$27.34	$27.91	$24.89
Number of accumulation units outstanding at end of period	1,828	1,864	2,310	2,802	10,994	3,298	1,780	500
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$47.63	$34.49	$35.26	$27.58	$26.27	$27.74	$26.52
Value at end of period	$63.28	$47.63	$34.49	$35.26	$27.58	$26.27	$27.74
Number of accumulation units outstanding at end of period	0	0	0	0	1,656	65	1,528
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$28.65
Value at end of period	$35.73
Number of accumulation units outstanding at end of period	46
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.18
Value at end of period	$28.92
Number of accumulation units outstanding at end of period	112
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.09	$13.14
Value at end of period	$15.40	$14.09
Number of accumulation units outstanding at end of period	0	11,336
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.03	$18.48
Value at end of period	$27.94	$21.03
Number of accumulation units outstanding at end of period	1,054	1,433

CFI 22

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$38.95	$30.95	$35.36	$31.18	$27.27	$28.21	$24.60	$20.16
Value at end of period	$38.94	$38.95	$30.95	$35.36	$31.18	$27.27	$28.21	$24.60
Number of accumulation units outstanding at end of period	1,367	1,078	1,238	1,390	1,536	1,890	3,674	1,799
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$29.77	$26.73
Value at end of period	$29.94	$29.77
Number of accumulation units outstanding at end of period	482	13,215

TABLE 8
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.35%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$27.82	$23.51	$24.33	$21.22	$19.67	$19.48	$18.02	$14.90	$13.14	$12.74
Value at end of period	$30.64	$27.82	$23.51	$24.33	$21.22	$19.67	$19.48	$18.02	$14.90	$13.14
Number of accumulation units outstanding at end of period	0	13,525	34,167	32,585	36,759	74,238	71,569	68,654	35,310	44,233
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during May 2012)
Value at beginning of period	$27.08	$21.75	$24.41	$19.71	$18.63	$19.17	$18.56	$14.96	$13.50
Value at end of period	$31.04	$27.08	$21.75	$24.41	$19.71	$18.63	$19.17	$18.56	$14.96
Number of accumulation units outstanding at end of period	6	6	11	6	11,392	3,192	2,454	0	1
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$28.26	$22.40	$26.59	$20.48	$20.47	$20.77	$21.47	$17.99	$15.18	$17.69
Value at end of period	$35.04	$28.26	$22.40	$26.59	$20.48	$20.47	$20.77	$21.47	$17.99	$15.18
Number of accumulation units outstanding at end of period	4,533	8,648	25,127	28,284	49,016	59,206	71,182	84,165	132,244	106,249
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$24.31	$19.18	$20.69	$16.89	$15.11	$14.72	$13.61	$10.41	$8.95	$9.18
Value at end of period	$27.76	$24.31	$19.18	$20.69	$16.89	$15.11	$14.72	$13.61	$10.41	$8.95
Number of accumulation units outstanding at end of period	9	9	13	9	37,145	35,612	35,739	6	4,181	5,675
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$37.14	$28.76	$30.76	$24.03	$23.75	$22.70	$22.15	$17.58	$14.65	$15.97
Value at end of period	$49.21	$37.14	$28.76	$30.76	$24.03	$23.75	$22.70	$22.15	$17.58	$14.65
Number of accumulation units outstanding at end of period	783	405	13,954	17,870	16,585	15,622	15,840	16,615	26,532	24,827
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$38.26	$30.06	$31.18	$24.89	$23.10	$22.07	$20.33	$15.29	$12.77	$13.51
Value at end of period	$52.38	$38.26	$30.06	$31.18	$24.89	$23.10	$22.07	$20.33	$15.29	$12.77
Number of accumulation units outstanding at end of period	4,755	8,345	45,181	54,479	83,372	81,754	130,193	148,489	137,682	118,453
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$26.87	$22.76	$24.16	$21.47	$19.55	$19.99	$18.57	$15.83	$14.23	$13.58
Value at end of period	$28.03	$26.87	$22.76	$24.16	$21.47	$19.55	$19.99	$18.57	$15.83	$14.23
Number of accumulation units outstanding at end of period	0	0	0	2,728	6,506	2,638	0	0	0	0
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$32.54	$26.10	$27.08	$22.70	$20.16	$20.33	$18.41	$14.05	$12.58	$11.84
Value at end of period	$34.82	$32.54	$26.10	$27.08	$22.70	$20.16	$20.33	$18.41	$14.05	$12.58
Number of accumulation units outstanding at end of period	5,168	6,786	30,656	35,264	37,163	30,888	73,777	99,401	97,018	68,259

CFI 23

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$21.33	$16.44	$18.52	$15.90	$13.89	$14.22	$12.57
Value at end of period	$22.45	$21.33	$16.44	$18.52	$15.90	$13.89	$14.22
Number of accumulation units outstanding at end of period	0	0	7	0	6,839	7,140	6,388
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$31.46	$25.44	$28.77	$26.41	$23.60	$24.63	$23.59	$18.93	$16.80	$17.41
Value at end of period	$29.82	$31.46	$25.44	$28.77	$26.41	$23.60	$24.63	$23.59	$18.93	$16.80
Number of accumulation units outstanding at end of period	44	396	396	3,983	4,152	2,423	15,578	23,725	23,664	14,695
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.06
Number of accumulation units outstanding at end of period	20,646
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$12.00
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	33,076
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$35.52	$29.95	$33.80	$30.54	$24.77	$25.87	$23.58	$18.08	$15.25	$16.16
Value at end of period	$38.69	$35.52	$29.95	$33.80	$30.54	$24.77	$25.87	$23.58	$18.08	$15.25
Number of accumulation units outstanding at end of period	0	0	10,359	10,651	12,400	12,761	13,138	13,020	15,979	15,725
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.67	$13.67	$14.03	$12.88	$12.19	$12.81	$12.83	$13.45	$12.54	$12.16
Value at end of period	$15.91	$14.67	$13.67	$14.03	$12.88	$12.19	$12.81	$12.83	$13.45	$12.54
Number of accumulation units outstanding at end of period	1,197	0	0	7,947	9,429	0	0	0	0	73
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$13.51	$11.14	$12.27	$9.95	$9.42	$10.43
Value at end of period	$13.35	$13.51	$11.14	$12.27	$9.95	$9.42
Number of accumulation units outstanding at end of period	0	0	0	345	346	341
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$16.51	$15.75	$15.67	$15.49	$15.30	$15.11	$14.45	$14.77	$14.41	$13.46
Value at end of period	$17.07	$16.51	$15.75	$15.67	$15.49	$15.30	$15.11	$14.45	$14.77	$14.41
Number of accumulation units outstanding at end of period	81	81	11,024	17,410	22,429	22,516	21,957	19,363	17,654	16,294
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2011)
Value at beginning of period	$20.61	$17.50	$18.54	$16.26	$15.29	$15.60	$14.83	$12.74	$11.32	$12.07
Value at end of period	$23.15	$20.61	$17.50	$18.54	$16.26	$15.29	$15.60	$14.83	$12.74	$11.32
Number of accumulation units outstanding at end of period	0	0	0	58,860	99,631	7,131	5,778	0	4,617	2,076
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2011)
Value at beginning of period	$23.10	$18.99	$20.52	$17.43	$16.25	$16.60	$15.75	$12.98	$11.32	$12.19
Value at end of period	$26.22	$23.10	$18.99	$20.52	$17.43	$16.25	$16.60	$15.75	$12.98	$11.32
Number of accumulation units outstanding at end of period	0	0	0	25,842	61,986	110	21	384	445	46
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.32	$19.63	$21.53	$18.01	$16.75	$17.15	$16.25	$13.16	$12.97
Value at end of period	$27.96	$24.32	$19.63	$21.53	$18.01	$16.75	$17.15	$16.25	$13.16
Number of accumulation units outstanding at end of period	0	0	0	29,487	69,458	795	155	0	226

CFI 24

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.58	$18.97	$20.87	$17.38	$16.19	$16.59	$15.68	$12.70	$12.08
Value at end of period	$27.01	$23.58	$18.97	$20.87	$17.38	$16.19	$16.59	$15.68	$12.70
Number of accumulation units outstanding at end of period	0	0	0	6,267	5,421	653	0	0	386
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$16.23	$14.45	$15.02	$13.84	$13.25	$13.47	$12.82
Value at end of period	$17.92	$16.23	$14.45	$15.02	$13.84	$13.25	$13.47
Number of accumulation units outstanding at end of period	0	102	102	21,953	27,279	3,433	31
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$18.01	$16.50	$16.66	$16.00	$15.47	$15.48	$14.59	$14.75	$13.59	$12.66
Value at end of period	$19.34	$18.01	$16.50	$16.66	$16.00	$15.47	$15.48	$14.59	$14.75	$13.59
Number of accumulation units outstanding at end of period	13,026	13,367	9,161	1,171	1,402	210	232	247	44,677	53,647
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during March 2016)
Value at beginning of period	$14.46	$12.46	$14.74	$12.13	$10.99
Value at end of period	$14.27	$14.46	$12.46	$14.74	$12.13
Number of accumulation units outstanding at end of period	0	0	0	1,342	1,259
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$32.60	$24.70	$25.23	$19.56	$18.93	$17.90	$15.85	$12.18	$10.37	$10.80
Value at end of period	$42.42	$32.60	$24.70	$25.23	$19.56	$18.93	$17.90	$15.85	$12.18	$10.37
Number of accumulation units outstanding at end of period	1,915	1,826	0	1,324	1,689	3,649	1,038	764	763	764
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2019)
Value at beginning of period	$18.26	$16.66
Value at end of period	$19.22	$18.26
Number of accumulation units outstanding at end of period	1,230	1,040
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$28.19	$22.77	$29.31	$21.80	$22.04	$20.48	$21.90	$17.10	$14.27	$17.40
Value at end of period	$32.42	$28.19	$22.77	$29.31	$21.80	$22.04	$20.48	$21.90	$17.10	$14.27
Number of accumulation units outstanding at end of period	31	336	336	336	396	396	396	3,491	4,897	1,367
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$48.26	$35.75	$36.31	$27.83	$26.27	$24.55	$21.85	$16.65	$14.63	$14.12
Value at end of period	$66.42	$48.26	$35.75	$36.31	$27.83	$26.27	$24.55	$21.85	$16.65	$14.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	64
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$37.59	$29.89	$35.64	$32.14	$25.91	$26.20	$24.68	$17.98	$15.76	$16.21
Value at end of period	$42.06	$37.59	$29.89	$35.64	$32.14	$25.91	$26.20	$24.68	$17.98	$15.76
Number of accumulation units outstanding at end of period	10,776	9,833	0	1,026	1,098	56	56	0	976	2,258
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.77	$17.67	$18.84	$16.43	$15.59	$15.68	$14.93	$12.91	$11.43	$11.86
Value at end of period	$23.47	$20.77	$17.67	$18.84	$16.43	$15.59	$15.68	$14.93	$12.91	$11.43
Number of accumulation units outstanding at end of period	5,569	62,213	90,019	65,050	50,958	33,926	33,307	26,749	190,376	160,899
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.72	$18.74	$20.54	$17.28	$16.34	$16.50	$15.70	$13.11	$11.44	$12.06
Value at end of period	$25.87	$22.72	$18.74	$20.54	$17.28	$16.34	$16.50	$15.70	$13.11	$11.44
Number of accumulation units outstanding at end of period	5,117	35,193	58,846	41,650	84,113	69,304	39,042	34,630	306,173	284,472
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.72	$19.24	$21.54	$17.86	$16.86	$17.11	$16.21	$13.20	$11.48	$12.18
Value at end of period	$27.45	$23.72	$19.24	$21.54	$17.86	$16.86	$17.11	$16.21	$13.20	$11.48
Number of accumulation units outstanding at end of period	1,912	22,496	41,210	29,877	50,590	120,615	91,940	89,021	305,214	205,693

CFI 25

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.76	$18.38	$20.65	$17.05	$16.10	$16.33	$15.44	$12.56	$10.93	$11.58
Value at end of period	$26.28	$22.76	$18.38	$20.65	$17.05	$16.10	$16.33	$15.44	$12.56	$10.93
Number of accumulation units outstanding at end of period	36	21,458	24,792	6,953	6,645	14,170	8,272	4,994	7,191	2,009
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$16.49	$14.65	$15.19	$13.96	$13.43	$13.49	$12.82	$12.04	$11.02	$11.03
Value at end of period	$18.36	$16.49	$14.65	$15.19	$13.96	$13.43	$13.49	$12.82	$12.04	$11.02
Number of accumulation units outstanding at end of period	171	933	11,608	24,525	25,152	26,371	1,659	1,413	35,636	35,820
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$41.35	$31.75	$37.20	$33.60	$27.18	$27.75	$24.76	$18.92	$17.81
Value at end of period	$42.65	$41.35	$31.75	$37.20	$33.60	$27.18	$27.75	$24.76	$18.92
Number of accumulation units outstanding at end of period	2,317	0	0	89	2,466	0	0	5,165	15,928
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$47.25	$34.23	$35.02	$27.41	$26.11	$27.59	$26.54	$19.18	$16.08	$15.79
Value at end of period	$62.75	$47.25	$34.23	$35.02	$27.41	$26.11	$27.59	$26.54	$19.18	$16.08
Number of accumulation units outstanding at end of period	3,174	9,527	17,759	9,384	16,155	25,612	31,201	40,430	58,789	26,236
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$29.28	$22.08	$24.35	$20.10	$18.60	$18.13	$16.13	$12.01	$10.73	$11.30
Value at end of period	$35.43	$29.28	$22.08	$24.35	$20.10	$18.60	$18.13	$16.13	$12.01	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	35,942
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.93	$18.30	$22.33	$20.21	$16.39	$16.95	$16.30	$11.69	$10.27	$10.59
Value at end of period	$23.93	$21.93	$18.30	$22.33	$20.21	$16.39	$16.95	$16.30	$11.69	$10.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	5,944	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.91	$23.17	$26.54	$22.63	$19.28	$20.58	$18.92	$14.06	$11.90	$12.19
Value at end of period	$28.68	$28.91	$23.17	$26.54	$22.63	$19.28	$20.58	$18.92	$14.06	$11.90
Number of accumulation units outstanding at end of period	0	0	0	0	781	9,344	7,679	7,568	44,041	4,054
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.05	$11.77	$13.07	$11.86	$10.35	$10.63	$10.44
Value at end of period	$15.35	$14.05	$11.77	$13.07	$11.86	$10.35	$10.63
Number of accumulation units outstanding at end of period	597	597	0	1,457	1,058	0	101,991
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.88	$18.36
Value at end of period	$27.73	$20.88
Number of accumulation units outstanding at end of period	9,409	8,048
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.64	$30.72	$35.11	$30.98	$27.11	$28.05	$24.48	$18.68	$15.62	$15.39
Value at end of period	$38.61	$38.64	$30.72	$35.11	$30.98	$27.11	$28.05	$24.48	$18.68	$15.62
Number of accumulation units outstanding at end of period	139	36	39	80	5,606	7,333	9,370	25,283	25,737	2,497
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$38.10	$27.87	$28.90	$23.23	$21.71	$21.35	$19.16	$14.22	$12.29	$12.81
Value at end of period	$50.05	$38.10	$27.87	$28.90	$23.23	$21.71	$21.35	$19.16	$14.22	$12.29
Number of accumulation units outstanding at end of period	0	1,185	1,028	906	809	1,253	1,180	1,100	2,853	1,312
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
Value at beginning of period	$42.04	$30.82	$32.04	$25.83	$24.18	$23.86	$21.44	$15.97	$13.83	$14.44
Value at end of period	$55.06	$42.04	$30.82	$32.04	$25.83	$24.18	$23.86	$21.44	$15.97	$13.83
Number of accumulation units outstanding at end of period	0	0	0	7,782	7,210	88	87	1,352	1,351	1,351

CFI 26

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.26
Value at end of period	$29.68
Number of accumulation units outstanding at end of period	1,642
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$43.37	$33.35	$33.92	$25.55	$25.32	$22.99	$21.28	$15.37	$13.00	$13.22
Value at end of period	$58.93	$43.37	$33.35	$33.92	$25.55	$25.32	$22.99	$21.28	$15.37	$13.00
Number of accumulation units outstanding at end of period	2,143	10,969	8,686	13,894	14,118	2,492	2,728	2,639	3,667	3,630

TABLE 9
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB RELATIVE VALUE FUND (CLASS A)
(Funds were first received in this option during April 2018)
Value at beginning of period	$28.70	$23.46	$24.20
Value at end of period	$29.33	$28.70	$23.46
Number of accumulation units outstanding at end of period	0	0	1,941
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$24.09
Value at end of period	$31.41
Number of accumulation units outstanding at end of period	43
ALLIANZGI DIVIDEND VALUE FUND (CLASS A)
(Funds were first received in this option during December 2020)
Value at beginning of period	$25.70
Value at end of period	$28.73
Number of accumulation units outstanding at end of period	1,589
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during February 2018)
Value at beginning of period	$38.52	$29.14	$28.74
Value at end of period	$50.85	$38.52	$29.14
Number of accumulation units outstanding at end of period	219	97	61
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$27.60	$23.33	$24.16	$21.08	$19.55	$19.37	$17.93	$14.83	$13.08	$12.69
Value at end of period	$30.38	$27.60	$23.33	$24.16	$21.08	$19.55	$19.37	$17.93	$14.83	$13.08
Number of accumulation units outstanding at end of period	14,436	5,888	5,233	9,194	7,976	44,906	147,404	149,662	165,853	147,369
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during August 2013)
Value at beginning of period	$26.94	$21.65	$24.31	$19.63	$18.57	$19.12	$18.52	$16.83
Value at end of period	$30.86	$26.94	$21.65	$24.31	$19.63	$18.57	$19.12	$18.52
Number of accumulation units outstanding at end of period	2,053	0	0	0	0	8,458	6,449	6,163
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$28.03	$22.23	$26.41	$20.34	$20.35	$20.66	$21.37	$17.91	$15.12	$17.63
Value at end of period	$34.74	$28.03	$22.23	$26.41	$20.34	$20.35	$20.66	$21.37	$17.91	$15.12
Number of accumulation units outstanding at end of period	14,573	23,684	28,885	32,957	50,436	64,144	57,815	53,725	57,591	87,967
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$24.17	$19.08	$20.59	$16.81	$15.05	$14.67	$13.57	$10.39	$8.93	$9.17
Value at end of period	$27.58	$24.17	$19.08	$20.59	$16.81	$15.05	$14.67	$13.57	$10.39	$8.93
Number of accumulation units outstanding at end of period	1,169	1,846	2,203	1,915	0	4,640	2,968	2,082	0	0

CFI 27

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$36.85	$28.54	$30.54	$23.87	$23.61	$22.58	$22.04	$17.50	$14.60	$15.92
Value at end of period	$48.79	$36.85	$28.54	$30.54	$23.87	$23.61	$22.58	$22.04	$17.50	$14.60
Number of accumulation units outstanding at end of period	5,768	7,019	9,831	8,392	13,623	14,753	17,478	11,081	6,276	4,734
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$37.96	$29.84	$30.97	$24.73	$22.97	$21.95	$20.23	$15.22	$12.72	$13.46
Value at end of period	$51.94	$37.96	$29.84	$30.97	$24.73	$22.97	$21.95	$20.23	$15.22	$12.72
Number of accumulation units outstanding at end of period	21,757	33,174	48,879	56,813	55,284	108,264	126,005	107,209	80,514	128,799
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$26.66	$22.59	$23.99	$21.33	$19.44	$19.88	$18.48	$15.76	$14.18	$13.53
Value at end of period	$27.79	$26.66	$22.59	$23.99	$21.33	$19.44	$19.88	$18.48	$15.76	$14.18
Number of accumulation units outstanding at end of period	244	1,088	1,993	5,294	7,648	11,220	32,435	28,180	19,058	21,511
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$32.28	$25.91	$26.90	$22.55	$20.04	$20.22	$18.32	$13.99	$12.53	$11.80
Value at end of period	$34.52	$32.28	$25.91	$26.90	$22.55	$20.04	$20.22	$18.32	$13.99	$12.53
Number of accumulation units outstanding at end of period	1,918	6,749	10,396	13,912	16,515	34,979	61,302	49,405	35,726	57,285
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during July 2020)
Value at beginning of period	$27.66
Value at end of period	$29.62
Number of accumulation units outstanding at end of period	318
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$21.20	$16.35	$18.43	$15.83	$13.83	$14.17	$12.73	$9.74	$8.52	$9.06
Value at end of period	$22.31	$21.20	$16.35	$18.43	$15.83	$13.83	$14.17	$12.73	$9.74	$8.52
Number of accumulation units outstanding at end of period	0	491	0	0	0	0	0	0	0	0
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2019)
Value at beginning of period	$21.83	$19.64
Value at end of period	$23.10	$21.83
Number of accumulation units outstanding at end of period	0	463
CRM MID CAP VALUE FUND (INVESTOR SHARES)
Value at beginning of period	$28.66
Value at end of period	$35.72
Number of accumulation units outstanding at end of period	1,370
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.10	$32.20
Value at end of period	$51.53	$36.10
Number of accumulation units outstanding at end of period	0	65
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during July 2020)
Value at beginning of period	$33.73
Value at end of period	$40.88
Number of accumulation units outstanding at end of period	551
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$31.21	$25.25	$28.57	$26.24	$23.46	$24.49	$23.47	$18.85	$16.73	$17.35
Value at end of period	$29.57	$31.21	$25.25	$28.57	$26.24	$23.46	$24.49	$23.47	$18.85	$16.73
Number of accumulation units outstanding at end of period	0	2,296	1,924	4,628	10,249	10,160	12,454	13,372	9,243	17,810
INVESCO INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$12.55
Value at end of period	$13.62
Number of accumulation units outstanding at end of period	162

CFI 28

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2017)
Value at beginning of period	$35.49	$29.69	$33.90	$31.51
Value at end of period	$34.76	$35.49	$29.69	$33.90
Number of accumulation units outstanding at end of period	442	386	527	494
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.99
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	1,111
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$23.30
Value at end of period	$26.75
Number of accumulation units outstanding at end of period	29
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$35.23	$29.73	$33.57	$30.34	$24.62	$25.73	$23.47	$18.00	$15.19	$16.10
Value at end of period	$38.36	$35.23	$29.73	$33.57	$30.34	$24.62	$25.73	$23.47	$18.00	$15.19
Number of accumulation units outstanding at end of period	297	328	1,016	890	2,834	0	0	13	21	24
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.57	$13.59	$13.95	$12.81	$12.14	$12.76	$12.79	$13.41	$12.51	$12.14
Value at end of period	$15.80	$14.57	$13.59	$13.95	$12.81	$12.14	$12.76	$12.79	$13.41	$12.51
Number of accumulation units outstanding at end of period	8,971	9,341	388	15	14,297	20,180	22,159	23,050	40,844	0
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.48	$11.12	$12.25	$9.94	$9.41	$10.03
Value at end of period	$13.31	$13.48	$11.12	$12.25	$9.94	$9.41
Number of accumulation units outstanding at end of period	17,934	17,794	0	0	825	14,901
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$16.38	$15.63	$15.56	$15.39	$15.20	$15.03	$14.38	$14.71	$14.35	$13.41
Value at end of period	$16.93	$16.38	$15.63	$15.56	$15.39	$15.20	$15.03	$14.38	$14.71	$14.35
Number of accumulation units outstanding at end of period	0	6,071	0	0	0	22,037	19,889	23,884	32,411	32,335
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$10.72	$10.61	$10.54	$10.55
Value at end of period	$10.66	$10.72	$10.61	$10.54
Number of accumulation units outstanding at end of period	128,993	150,308	4,804	4,470
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$20.51	$17.42	$18.47	$16.21	$15.25	$15.56	$14.81	$13.93
Value at end of period	$23.03	$20.51	$17.42	$18.47	$16.21	$15.25	$15.56	$14.81
Number of accumulation units outstanding at end of period	7,911	10,944	37,658	35,407	33,312	57,480	51,128	46,162
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$22.98	$18.90	$20.44	$17.37	$16.20	$16.56	$15.72	$14.60
Value at end of period	$26.08	$22.98	$18.90	$20.44	$17.37	$16.20	$16.56	$15.72
Number of accumulation units outstanding at end of period	4,159	3,198	0	0	0	41,658	39,557	39,197
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$24.20	$19.54	$21.44	$17.95	$16.70	$17.11	$16.21	$14.94
Value at end of period	$27.80	$24.20	$19.54	$21.44	$17.95	$16.70	$17.11	$16.21
Number of accumulation units outstanding at end of period	2,929	1,102	799	534	468	44,798	32,927	28,270

CFI 29

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$23.46	$18.89	$20.79	$17.33	$16.15	$16.55	$15.66	$14.42
Value at end of period	$26.87	$23.46	$18.89	$20.79	$17.33	$16.15	$16.55	$15.66
Number of accumulation units outstanding at end of period	1,383	941	3,403	2,408	1,596	412	1,448	1,055
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$16.15	$14.39	$14.96	$13.79	$13.21	$13.43	$12.75	$12.33
Value at end of period	$17.83	$16.15	$14.39	$14.96	$13.79	$13.21	$13.43	$12.75
Number of accumulation units outstanding at end of period	0	0	6,426	1,901	1,883	12,406	3,502	3,241
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$17.87	$16.38	$16.54	$15.90	$15.38	$15.39	$14.51	$14.68	$13.54	$12.62
Value at end of period	$19.17	$17.87	$16.38	$16.54	$15.90	$15.38	$15.39	$14.51	$14.68	$13.54
Number of accumulation units outstanding at end of period	19	19	19	8,040	6,753	8,772	23,902	20,862	22,188	20,287
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$14.36	$12.39	$14.66	$12.06	$11.92	$12.41	$13.38	$11.20	$9.48	$10.84
Value at end of period	$14.17	$14.36	$12.39	$14.66	$12.06	$11.92	$12.41	$13.38	$11.20	$9.48
Number of accumulation units outstanding at end of period	0	0	0	0	6,478	7,109	7,243	8,415	8,710	0
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2019)
Value at beginning of period	$11.88	$11.58
Value at end of period	$12.74	$11.88
Number of accumulation units outstanding at end of period	13,047	11,800
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$32.45	$24.60	$25.14	$19.50	$18.88	$17.87	$16.77
Value at end of period	$42.20	$32.45	$24.60	$25.14	$19.50	$18.88	$17.87
Number of accumulation units outstanding at end of period	702	157	156	155	0	326	2,404
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2020)
Value at beginning of period	$15.86
Value at end of period	$19.14
Number of accumulation units outstanding at end of period	550
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$27.97	$22.60	$29.11	$21.66	$21.91	$20.37	$21.79	$17.02	$14.22	$17.34
Value at end of period	$32.14	$27.97	$22.60	$29.11	$21.66	$21.91	$20.37	$21.79	$17.02	$14.22
Number of accumulation units outstanding at end of period	4,620	4,638	5,585	5,785	5,409	5,709	7,145	8,847	7,941	14,283
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$48.00	$35.58	$36.16	$27.73	$26.18	$25.43
Value at end of period	$66.04	$48.00	$35.58	$36.16	$27.73	$26.18
Number of accumulation units outstanding at end of period	13,477	6,589	0	0	0	5,850
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2018)
Value at beginning of period	$25.82	$20.00	$21.55
Value at end of period	$29.93	$25.82	$20.00
Number of accumulation units outstanding at end of period	2,461	2,218	2,018
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2019)
Value at beginning of period	$24.76	$24.40
Value at end of period	$29.41	$24.76
Number of accumulation units outstanding at end of period	1	1

CFI 30

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$37.30	$29.67	$35.40	$31.93	$25.75	$26.06	$24.56	$17.90	$15.69	$16.16
Value at end of period	$41.71	$37.30	$29.67	$35.40	$31.93	$25.75	$26.06	$24.56	$17.90	$15.69
Number of accumulation units outstanding at end of period	14,770	3,774	5,933	5,725	6,382	0	26	2,741	2,810	1,904
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.67	$17.60	$18.77	$16.38	$15.55	$15.65	$14.90	$12.89	$11.42	$11.85
Value at end of period	$23.35	$20.67	$17.60	$18.77	$16.38	$15.55	$15.65	$14.90	$12.89	$11.42
Number of accumulation units outstanding at end of period	2,876	38,163	53,452	89,429	177,954	177,794	205,011	194,227	146,052	144,495
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.60	$18.66	$20.46	$17.22	$16.29	$16.46	$15.67	$13.09	$11.43	$12.05
Value at end of period	$25.73	$22.60	$18.66	$20.46	$17.22	$16.29	$16.46	$15.67	$13.09	$11.43
Number of accumulation units outstanding at end of period	303	64,535	61,996	70,548	154,505	155,328	164,951	156,942	119,545	128,617
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.60	$19.16	$21.45	$17.80	$16.81	$17.06	$16.18	$13.18	$11.47	$12.17
Value at end of period	$27.30	$23.60	$19.16	$21.45	$17.80	$16.81	$17.06	$16.18	$13.18	$11.47
Number of accumulation units outstanding at end of period	720	13,814	13,401	24,856	45,264	55,443	54,740	52,094	118,375	164,806
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.65	$18.30	$20.57	$16.99	$16.06	$16.29	$15.41	$12.54	$10.92	$11.58
Value at end of period	$26.14	$22.65	$18.30	$20.57	$16.99	$16.06	$16.29	$15.41	$12.54	$10.92
Number of accumulation units outstanding at end of period	63	4,853	3,977	15,734	19,277	16,223	5,817	3,512	3,608	1,312
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$16.41	$14.59	$15.13	$13.91	$13.39	$13.46	$12.80	$12.02	$11.01	$11.03
Value at end of period	$18.26	$16.41	$14.59	$15.13	$13.91	$13.39	$13.46	$12.80	$12.02	$11.01
Number of accumulation units outstanding at end of period	5,405	51,964	57,585	59,797	101,627	115,575	15,896	22,574	25,034	26,605
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$20.36	$17.83	$18.68	$17.65
Value at end of period	$22.36	$20.36	$17.83	$18.68
Number of accumulation units outstanding at end of period	1,252	1,388	22,061	20,814
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$23.49	$19.23	$21.09	$19.15
Value at end of period	$26.72	$23.49	$19.23	$21.09
Number of accumulation units outstanding at end of period	2,101	2,057	2,012	1,955
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$41.02	$31.52	$36.94	$33.38	$27.01	$27.60	$24.64	$18.83	$16.25	$16.85
Value at end of period	$42.29	$41.02	$31.52	$36.94	$33.38	$27.01	$27.60	$24.64	$18.83	$16.25
Number of accumulation units outstanding at end of period	18	2,820	6,262	5,691	12,207	16,447	13,599	8,389	1,193	14,346
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$46.88	$33.98	$34.77	$27.23	$25.96	$27.44	$26.40	$19.09	$16.02	$15.73
Value at end of period	$62.22	$46.88	$33.98	$34.77	$27.23	$25.96	$27.44	$26.40	$19.09	$16.02
Number of accumulation units outstanding at end of period	3,318	7,845	12,829	26,071	27,644	31,953	17,768	7,095	6,607	41,895
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$29.04	$21.92	$24.18	$19.97	$18.49	$18.03	$16.05	$11.96	$10.69	$11.83
Value at end of period	$35.14	$29.04	$21.92	$24.18	$19.97	$18.49	$18.03	$16.05	$11.96	$10.69
Number of accumulation units outstanding at end of period	564	3,361	5,842	2,665	2,134	4,596	5,045	1,921	0	2,037
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.78	$18.19	$22.20	$20.10	$16.31	$16.87	$16.24	$11.65	$10.24	$10.57
Value at end of period	$23.76	$21.78	$18.19	$22.20	$20.10	$16.31	$16.87	$16.24	$11.65	$10.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,441	87	87	87	87
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.69	$23.00	$26.36	$22.49	$19.17	$20.47	$18.83	$14.00	$11.85	$12.15
Value at end of period	$28.44	$28.69	$23.00	$26.36	$22.49	$19.17	$20.47	$18.83	$14.00	$11.85
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	6,790	42,218

CFI 31

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.01	$11.74	$13.05	$11.84	$10.34	$10.63	$10.44
Value at end of period	$15.30	$14.01	$11.74	$13.05	$11.84	$10.34	$10.63
Number of accumulation units outstanding at end of period	20	241	5,541	5,220	25,376	29,722	37,328
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.33	$30.49	$34.87	$30.78	$26.95	$27.90	$24.36	$18.59	$15.56	$15.34
Value at end of period	$38.28	$38.33	$30.49	$34.87	$30.78	$26.95	$27.90	$24.36	$18.59	$15.56
Number of accumulation units outstanding at end of period	5,856	6,485	13,648	13,595	16,969	15,726	44,227	35,695	33,367	33,447
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$43.02	$33.11	$33.69	$25.38	$25.17	$22.86	$21.17	$15.30	$12.95	$13.18
Value at end of period	$58.43	$43.02	$33.11	$33.69	$25.38	$25.17	$22.86	$21.17	$15.30	$12.95
Number of accumulation units outstanding at end of period	282	281	6,264	21,474	24,627	27,151	15,859	1,071	7,460	2,350
WANGER INTERNATIONAL
(Funds were first received in this option during December 2019)
Value at beginning of period	$16.98	$16.44
Value at end of period	$19.31	$16.98
Number of accumulation units outstanding at end of period	4	4
WANGER USA
Value at beginning of period	$42.32
Value at end of period	$54.35
Number of accumulation units outstanding at end of period	30

TABLE 10
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during February 2014)
Value at beginning of period	$24.03	$18.98	$20.49	$16.74	$15.00	$14.62	$13.41
Value at end of period	$27.41	$24.03	$18.98	$20.49	$16.74	$15.00	$14.62
Number of accumulation units outstanding at end of period	880	1,161	1,130	6,419	7,368	7,730	10,607
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during August 2011)
Value at beginning of period	$36.56	$28.33	$30.33	$23.72	$23.47	$22.46	$21.93	$17.43	$14.54	$15.08
Value at end of period	$48.38	$36.56	$28.33	$30.33	$23.72	$23.47	$22.46	$21.93	$17.43	$14.54
Number of accumulation units outstanding at end of period	0	0	0	827	505	323	183	0	0	234
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$37.65	$29.62	$30.75	$24.57	$22.83	$21.83	$20.13	$15.16	$12.67	$13.41
Value at end of period	$51.50	$37.65	$29.62	$30.75	$24.57	$22.83	$21.83	$20.13	$15.16	$12.67
Number of accumulation units outstanding at end of period	125	125	125	3,739	3,949	4,668	5,873	420	0	2,776
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$32.03	$25.71	$26.71	$22.41	$19.92	$20.11	$18.23	$13.93	$12.48	$11.75
Value at end of period	$34.23	$32.03	$25.71	$26.71	$22.41	$19.92	$20.11	$18.23	$13.93	$12.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during May 2014)
Value at beginning of period	$30.97	$25.07	$28.37	$26.07	$23.32	$24.36	$24.47
Value at end of period	$29.32	$30.97	$25.07	$28.37	$26.07	$23.32	$24.36
Number of accumulation units outstanding at end of period	0	0	1,006	951	169	1,379	1,378

CFI 32

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2017)
Value at beginning of period	$35.03	$27.90	$32.24	$28.77
Value at end of period	$36.61	$35.03	$27.90	$32.24
Number of accumulation units outstanding at end of period	0	0	54	54
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.99
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	26
PIONEER HIGH YIELD FUND (CLASS A SHARES)
(Funds were first received in this option during August 2017)
Value at beginning of period	$22.53	$19.88	$20.66	$20.31
Value at end of period	$23.08	$22.53	$19.88	$20.66
Number of accumulation units outstanding at end of period	0	0	1,218	1,142
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.48	$13.51	$13.88	$12.75	$12.08	$12.71	$12.75	$13.38	$12.48	$12.11
Value at end of period	$15.69	$14.48	$13.51	$13.88	$12.75	$12.08	$12.71	$12.75	$13.38	$12.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	4,774	4,602	4,433
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$16.25	$15.52	$15.46	$15.29	$15.11	$14.94	$14.31	$14.64	$14.30	$13.37
Value at end of period	$16.79	$16.25	$15.52	$15.46	$15.29	$15.11	$14.94	$14.31	$14.64	$14.30
Number of accumulation units outstanding at end of period	185	341	310	278	247	221	195	0	0	0
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$20.41	$17.34	$18.39	$16.15	$15.20	$15.52	$14.86
Value at end of period	$22.90	$20.41	$17.34	$18.39	$16.15	$15.20	$15.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	10,805
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$22.87	$18.82	$20.36	$17.31	$16.15	$16.52	$15.73
Value at end of period	$25.94	$22.87	$18.82	$20.36	$17.31	$16.15	$16.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	8,278
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$24.08	$19.45	$21.36	$17.88	$16.65	$17.07	$16.17
Value at end of period	$27.65	$24.08	$19.45	$21.36	$17.88	$16.65	$17.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	382
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$32.30	$24.50	$25.05	$19.44	$18.83	$17.83	$16.74
Value at end of period	$41.99	$32.30	$24.50	$25.05	$19.44	$18.83	$17.83
Number of accumulation units outstanding at end of period	0	0	1,744	1,646	1,556	1,425	1,297
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2015)
Value at beginning of period	$18.14	$14.63	$16.00	$14.18	$12.58	$13.34
Value at end of period	$19.06	$18.14	$14.63	$16.00	$14.18	$12.58
Number of accumulation units outstanding at end of period	0	0	1,972	1,808	1,642	1,452
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$37.00	$29.45	$35.15	$31.73	$25.60	$25.92	$23.68
Value at end of period	$41.36	$37.00	$29.45	$35.15	$31.73	$25.60	$25.92
Number of accumulation units outstanding at end of period	200	200	10,349	9,113	11,242	10,976	10,127

CFI 33

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.56	$17.52	$18.70	$16.32	$15.50	$15.61	$14.88	$12.87	$11.41	$11.84
Value at end of period	$23.22	$20.56	$17.52	$18.70	$16.32	$15.50	$15.61	$14.88	$12.87	$11.41
Number of accumulation units outstanding at end of period	3,138	2,921	2,627	8,527	6,798	4,707	3,040	0	0	0
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.49	$18.58	$20.37	$17.16	$16.25	$16.42	$15.64	$13.07	$11.42	$12.05
Value at end of period	$25.59	$22.49	$18.58	$20.37	$17.16	$16.25	$16.42	$15.64	$13.07	$11.42
Number of accumulation units outstanding at end of period	336	180	1,049	3,635	2,280	1,744	1,217	0	88	3,782
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.48	$19.07	$21.37	$17.74	$16.76	$17.02	$16.15	$13.16	$11.46	$12.17
Value at end of period	$27.15	$23.48	$19.07	$21.37	$17.74	$16.76	$17.02	$16.15	$13.16	$11.46
Number of accumulation units outstanding at end of period	1,008	817	627	438	271	165	81	0	88	772
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2014)
Value at beginning of period	$22.54	$18.22	$20.49	$16.94	$16.01	$16.25	$15.85
Value at end of period	$26.00	$22.54	$18.22	$20.49	$16.94	$16.01	$16.25
Number of accumulation units outstanding at end of period	709	325	2,192	1,879	255	339	255
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2011)
Value at beginning of period	$16.33	$14.52	$15.07	$13.86	$13.35	$13.43	$12.77	$12.01	$11.00	$10.96
Value at end of period	$18.17	$16.33	$14.52	$15.07	$13.86	$13.35	$13.43	$12.77	$12.01	$11.00
Number of accumulation units outstanding at end of period	533	554	575	599	621	644	0	0	0	1,040
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2017)
Value at beginning of period	$13.96	$12.98	$13.11	$12.99
Value at end of period	$14.86	$13.96	$12.98	$13.11
Number of accumulation units outstanding at end of period	0	0	0	74
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$46.50	$33.72	$34.53	$27.06	$25.80	$27.29	$26.27	$19.01	$15.96	$15.68
Value at end of period	$61.69	$46.50	$33.72	$34.53	$27.06	$25.80	$27.29	$26.27	$19.01	$15.96
Number of accumulation units outstanding at end of period	558	0	0	5,713	4,038	289	2,710	15	0	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$21.63	$18.07	$22.07	$19.99	$16.23	$16.80	$16.25
Value at end of period	$23.58	$21.63	$18.07	$22.07	$19.99	$16.23	$16.80
Number of accumulation units outstanding at end of period	0	0	0	4,254	3,966	3,460	2,917
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.46	$22.83	$26.17	$22.34	$19.05	$20.35	$18.73	$13.94	$11.80	$12.11
Value at end of period	$28.20	$28.46	$22.83	$26.17	$22.34	$19.05	$20.35	$18.73	$13.94	$11.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.97	$11.71	$13.02	$11.83	$10.33	$10.62	$10.44
Value at end of period	$15.25	$13.97	$11.71	$13.02	$11.83	$10.33	$10.62
Number of accumulation units outstanding at end of period	0	0	600	600	674	635	585
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.03	$30.27	$34.63	$30.58	$26.79	$27.75	$24.24	$18.51	$15.49	$15.29
Value at end of period	$37.96	$38.03	$30.27	$34.63	$30.58	$26.79	$27.75	$24.24	$18.51	$15.49
Number of accumulation units outstanding at end of period	0	0	1,039	993	0	0	0	0	0	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2013)
Value at beginning of period	$41.38	$30.37	$31.59	$25.50	$23.90	$23.60	$21.23	$16.99
Value at end of period	$54.14	$41.38	$30.37	$31.59	$25.50	$23.90	$23.60	$21.23
Number of accumulation units outstanding at end of period	11	11	11	11	14	14	14	14

CFI 34

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2017)
Value at beginning of period	$29.07	$23.12	$25.64	$23.61
Value at end of period	$29.19	$29.07	$23.12	$25.64
Number of accumulation units outstanding at end of period	0	0	131	131

TABLE 11
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB RELATIVE VALUE FUND (CLASS A)
Value at beginning of period	$28.25	$25.22
Value at end of period	$28.84	$28.25
Number of accumulation units outstanding at end of period	2,180	1,014
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during December 2020)
Value at beginning of period	$33.73
Value at end of period	$34.44
Number of accumulation units outstanding at end of period	1,437
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
Value at beginning of period	$26.65	$21.44	$24.10	$19.48	$18.45	$19.01	$18.43	$14.88	$12.59	$13.73
Value at end of period	$30.50	$26.65	$21.44	$24.10	$19.48	$18.45	$19.01	$18.43	$14.88	$12.59
Number of accumulation units outstanding at end of period	0	2,008	12,416	11,190	4,644	11,153	11,279	13,624	10,955	8,823
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$23.89	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15
Value at end of period	$27.24	$23.89	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90
Number of accumulation units outstanding at end of period	9,343	13,306	26,633	17,925	5,661	7,968	9,613	42,283	7,107	3,076
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$26.24	$22.26	$23.66	$21.05	$19.21	$19.67	$18.30	$15.62	$14.07	$13.44
Value at end of period	$27.32	$26.24	$22.26	$23.66	$21.05	$19.21	$19.67	$18.30	$15.62	$14.07
Number of accumulation units outstanding at end of period	983	296	589	238	1,260	5,549	6,452	3,524	2,688	3,198
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2017)
Value at beginning of period	$28.53	$23.09	$27.08	$25.69
Value at end of period	$30.37	$28.53	$23.09	$27.08
Number of accumulation units outstanding at end of period	301	315	294	243
BLACKROCK MID CAP DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$27.69
Value at end of period	$36.59
Number of accumulation units outstanding at end of period	3
COLUMBIA ACORN® FUND (CLASS A SHARES)
(Funds were first received in this option during December 2020)
Value at beginning of period	$35.28
Value at end of period	$37.82
Number of accumulation units outstanding at end of period	1,775
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during February 2016)
Value at beginning of period	$20.96	$16.18	$18.25	$15.70	$12.47
Value at end of period	$22.03	$20.96	$16.18	$18.25	$15.70
Number of accumulation units outstanding at end of period	0	0	427	295	183

CFI 35

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
Value at beginning of period	$29.76	$23.10	$24.98	$21.92	$20.17	$20.54	$18.65	$14.53	$12.64	$13.33
Value at end of period	$30.22	$29.76	$23.10	$24.98	$21.92	$20.17	$20.54	$18.65	$14.53	$12.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,056	2,790	2,513	2,199	1,828
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.13
Value at end of period	$27.65
Number of accumulation units outstanding at end of period	1,029
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during December 2017)
Value at beginning of period	$35.53	$26.69	$26.98	$26.98
Value at end of period	$50.67	$35.53	$26.69	$26.98
Number of accumulation units outstanding at end of period	1,672	1,599	2,663	1,297
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$30.72	$24.88	$28.17	$25.90	$23.18	$24.23	$23.24	$18.68	$16.60	$17.23
Value at end of period	$29.08	$30.72	$24.88	$28.17	$25.90	$23.18	$24.23	$23.24	$18.68	$16.60
Number of accumulation units outstanding at end of period	12,692	12,853	16,035	13,360	1,300	8,819	16,110	4,863	16,230	15,632
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$33.88	$25.89	$27.33	$23.27
Value at end of period	$52.47	$33.88	$25.89	$27.33
Number of accumulation units outstanding at end of period	593	1,243	1,123	1,672
INVESCO ENDEAVOR FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.00
Value at end of period	$24.09
Number of accumulation units outstanding at end of period	3
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.05
Number of accumulation units outstanding at end of period	12,840
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during December 2020)
Value at beginning of period	$25.71
Value at end of period	$26.04
Number of accumulation units outstanding at end of period	58
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.99
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	2,732
NEUBERGER BERMAN GENESIS FUND® (TRUST CLASS)
Value at beginning of period	$26.44
Value at end of period	$34.64
Number of accumulation units outstanding at end of period	3,268
PIONEER STRATEGIC INCOME FUND (CLASS A SHARES)
(Funds were first received in this option during February 2017)
Value at beginning of period	$14.89	$13.61	$13.97	$13.50
Value at end of period	$15.88	$14.89	$13.61	$13.97
Number of accumulation units outstanding at end of period	6,149	0	5,278	7,122
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$34.24
Value at end of period	$37.72
Number of accumulation units outstanding at end of period	71

CFI 36

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
(CLASS R)
(Funds were first received in this option during August 2020)
Value at beginning of period	$23.89
Value at end of period	$32.66
Number of accumulation units outstanding at end of period	207
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.39	$13.44	$13.80	$12.69	$12.03	$12.66	$12.70	$13.34	$12.45	$12.09
Value at end of period	$15.59	$14.39	$13.44	$13.80	$12.69	$12.03	$12.66	$12.70	$13.34	$12.45
Number of accumulation units outstanding at end of period	799	736	9,009	8,303	7,536	9,521	11,813	5,571	7,243	9,481
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.41	$11.08	$12.21	$9.92	$9.40	$10.03
Value at end of period	$13.23	$13.41	$11.08	$12.21	$9.92	$9.40
Number of accumulation units outstanding at end of period	958	0	8,333	8,338	5,534	13,552
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2012)
Value at beginning of period	$20.31	$17.26	$18.32	$16.09	$15.16	$15.49	$14.75	$12.68	$12.68
Value at end of period	$22.78	$20.31	$17.26	$18.32	$16.09	$15.16	$15.49	$14.75	$12.68
Number of accumulation units outstanding at end of period	4,510	3,780	12,925	25,196	26,796	33,539	37,850	17,688	16,853
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.76	$18.73	$20.28	$17.25	$16.10	$16.48	$15.66	$12.92	$11.29	$11.75
Value at end of period	$25.80	$22.76	$18.73	$20.28	$17.25	$16.10	$16.48	$15.66	$12.92	$11.29
Number of accumulation units outstanding at end of period	20,941	13,897	10,629	7,465	9,046	5,020	26,641	5,757	5,310	0
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2012)
Value at beginning of period	$23.96	$19.37	$21.28	$17.82	$16.60	$17.03	$16.15	$13.10	$12.80
Value at end of period	$27.50	$23.96	$19.37	$21.28	$17.82	$16.60	$17.03	$16.15	$13.10
Number of accumulation units outstanding at end of period	24,749	24,171	11,284	14,048	10,837	1,936	24,577	8,860	10,650
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2012)
Value at beginning of period	$23.24	$18.73	$20.63	$17.21	$16.06	$16.47	$15.60	$12.65	$12.35
Value at end of period	$26.58	$23.24	$18.73	$20.63	$17.21	$16.06	$16.47	$15.60	$12.65
Number of accumulation units outstanding at end of period	5,897	4,083	1,832	1,766	1,562	2,124	3,763	0	136
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2012)
Value at beginning of period	$15.99	$14.26	$14.84	$13.70	$13.13	$13.37	$12.70	$11.86	$11.77
Value at end of period	$17.63	$15.99	$14.26	$14.84	$13.70	$13.13	$13.37	$12.70	$11.86
Number of accumulation units outstanding at end of period	8,911	6,795	8,614	8,549	8,448	5,292	8,382	8,151	7,792
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2019)
Value at beginning of period	$14.16	$13.46
Value at end of period	$13.96	$14.16
Number of accumulation units outstanding at end of period	1,355	1,041
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$32.15	$24.40	$24.96	$19.38	$18.79	$17.79	$15.76
Value at end of period	$41.78	$32.15	$24.40	$24.96	$19.38	$18.79	$17.79
Number of accumulation units outstanding at end of period	5,275	9,592	23,129	19,483	8,166	5,925	6,530
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$18.08	$14.58	$15.96	$14.15	$12.56	$13.27	$12.17	$11.22
Value at end of period	$18.99	$18.08	$14.58	$15.96	$14.15	$12.56	$13.27	$12.17
Number of accumulation units outstanding at end of period	0	958	1,768	2,155	1,070	884	490	491

CFI 37

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$27.53	$22.27	$28.71	$21.38	$21.65	$20.15	$21.57	$16.87	$14.11	$17.22
Value at end of period	$31.60	$27.53	$22.27	$28.71	$21.38	$21.65	$20.15	$21.57	$16.87	$14.11
Number of accumulation units outstanding at end of period	186	186	1,492	186	0	0	187	0	0	211
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$47.49	$35.23	$35.85	$27.51	$26.01	$24.35	$21.70	$16.56	$17.03
Value at end of period	$65.27	$47.49	$35.23	$35.85	$27.51	$26.01	$24.35	$21.70	$16.56
Number of accumulation units outstanding at end of period	0	6,370	6,543	6,367	7,303	5,539	5,145	4,861	4,541
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$36.71	$29.23	$34.91	$31.52	$25.45	$25.78	$24.32	$17.74	$15.57	$16.05
Value at end of period	$41.01	$36.71	$29.23	$34.91	$31.52	$25.45	$25.78	$24.32	$17.74	$15.57
Number of accumulation units outstanding at end of period	2,362	12,869	14,915	13,684	12,957	16,284	3,007	3,908	2,826	343
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.46	$17.44	$18.62	$16.26	$15.46	$15.57	$14.85	$12.85	$11.40	$11.84
Value at end of period	$23.09	$20.46	$17.44	$18.62	$16.26	$15.46	$15.57	$14.85	$12.85	$11.40
Number of accumulation units outstanding at end of period	52,067	46,972	53,356	42,861	45,975	65,079	145,213	120,542	53,877	59,796
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.38	$18.49	$20.29	$17.10	$16.20	$16.38	$15.61	$13.05	$11.41	$12.04
Value at end of period	$25.45	$22.38	$18.49	$20.29	$17.10	$16.20	$16.38	$15.61	$13.05	$11.41
Number of accumulation units outstanding at end of period	52,411	21,752	66,215	23,887	2,442	25,292	61,816	36,094	18,151	20,670
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.37	$18.99	$21.29	$17.68	$16.72	$16.98	$16.12	$13.14	$11.45	$12.16
Value at end of period	$27.00	$23.37	$18.99	$21.29	$17.68	$16.72	$16.98	$16.12	$13.14	$11.45
Number of accumulation units outstanding at end of period	12,600	11,797	30,367	12,702	6,721	16,424	33,324	19,013	26,307	27,988
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.43	$18.14	$20.41	$16.88	$15.97	$16.22	$15.36	$12.51	$10.91	$11.57
Value at end of period	$25.86	$22.43	$18.14	$20.41	$16.88	$15.97	$16.22	$15.36	$12.51	$10.91
Number of accumulation units outstanding at end of period	1,626	161	3,324	142	11	4,360	8,900	3,874	1,047	448
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$16.25	$14.46	$15.01	$13.81	$13.31	$13.40	$12.75	$11.99	$10.99	$11.02
Value at end of period	$18.07	$16.25	$14.46	$15.01	$13.81	$13.31	$13.40	$12.75	$11.99	$10.99
Number of accumulation units outstanding at end of period	39,881	38,810	42,425	25,897	27,244	46,415	3,261	1,997	451	13,252
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$40.37	$31.05	$36.43	$32.95	$26.70	$27.30	$24.40	$18.67	$16.12	$16.73
Value at end of period	$41.58	$40.37	$31.05	$36.43	$32.95	$26.70	$27.30	$24.40	$18.67	$16.12
Number of accumulation units outstanding at end of period	714	763	3,733	2,927	4,426	2,449	3,597	8,767	8,774	6,055
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.48	$17.96	$21.95	$19.88	$16.15	$16.73	$16.11	$11.57	$10.18	$10.52
Value at end of period	$23.41	$21.48	$17.96	$21.95	$19.88	$16.15	$16.73	$16.11	$11.57	$10.18
Number of accumulation units outstanding at end of period	2,250	285	297	280	291	237	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.93	$11.68	$13.00	$11.81	$10.32	$10.62	$10.44
Value at end of period	$15.20	$13.93	$11.68	$13.00	$11.81	$10.32	$10.62
Number of accumulation units outstanding at end of period	21,652	32,207	46,622	68,768	4,884	4,497	8,566
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2018)
Value at beginning of period	$20.46	$15.63	$18.09
Value at end of period	$27.13	$20.46	$15.63
Number of accumulation units outstanding at end of period	755	572	1,333

CFI 38

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$37.30	$27.33	$28.38	$22.85	$21.38	$21.06	$18.93	$15.06
Value at end of period	$48.94	$37.30	$27.33	$28.38	$22.85	$21.38	$21.06	$18.93
Number of accumulation units outstanding at end of period	3,372	2,798	2,117	0	0	0	0	410
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
Value at beginning of period	$41.05	$30.14	$31.37	$25.33	$23.75	$23.47	$21.13	$15.76	$13.67	$14.29
Value at end of period	$53.68	$41.05	$30.14	$31.37	$25.33	$23.75	$23.47	$21.13	$15.76	$13.67
Number of accumulation units outstanding at end of period	0	1,480	12,060	10,867	12,882	12,619	12,252	12,203	11,140	10,535
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$42.34	$32.62	$33.22	$25.06	$24.87	$22.61	$20.96	$15.17	$12.85	$13.09
Value at end of period	$57.45	$42.34	$32.62	$33.22	$25.06	$24.87	$22.61	$20.96	$15.17	$12.85
Number of accumulation units outstanding at end of period	3,223	6,880	23,323	22,673	28,180	39,045	43,571	63,280	64,617	53,407
WANGER INTERNATIONAL
(Funds were first received in this option during July 2019)
Value at beginning of period	$16.77	$15.09
Value at end of period	$19.04	$16.77
Number of accumulation units outstanding at end of period	4,435	2,196

TABLE 12
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during September 2011)
Value at beginning of period	$26.95	$22.82	$23.66	$20.68	$19.21	$19.06	$17.66	$14.64	$12.93	$12.01
Value at end of period	$29.62	$26.95	$22.82	$23.66	$20.68	$19.21	$19.06	$17.66	$14.64	$12.93
Number of accumulation units outstanding at end of period	89	695	695	695	119	119	582	119	119	119
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
Value at beginning of period	$26.51	$21.34	$23.99	$19.41	$18.39	$18.96	$18.39	$14.85	$12.57	$13.72
Value at end of period	$30.32	$26.51	$21.34	$23.99	$19.41	$18.39	$18.96	$18.39	$14.85	$12.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during March 2011)
Value at beginning of period	$23.75	$18.78	$20.29	$16.60	$14.88	$14.52	$13.45	$10.32	$8.88	$9.15
Value at end of period	$27.07	$23.75	$18.78	$20.29	$16.60	$14.88	$14.52	$13.45	$10.32	$8.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	215	184	149	108	103
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$35.98	$27.91	$29.91	$23.41	$23.20	$22.21	$21.71	$17.27	$14.42	$15.75
Value at end of period	$47.57	$35.98	$27.91	$29.91	$23.41	$23.20	$22.21	$21.71	$17.27	$14.42
Number of accumulation units outstanding at end of period	0	0	0	0	1,518	0	0	0	0	7,475
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
Value at beginning of period	$29.61	$22.99	$24.87	$21.84	$20.10	$20.48	$18.60	$14.50	$12.62	$13.32
Value at end of period	$30.04	$29.61	$22.99	$24.87	$21.84	$20.10	$20.48	$18.60	$14.50	$12.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,241	1,248	1,232	1,412	1,229
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.30	$13.36	$13.73	$12.63	$11.98	$12.61	$12.66	$13.30	$12.42	$12.07
Value at end of period	$15.48	$14.30	$13.36	$13.73	$12.63	$11.98	$12.61	$12.66	$13.30	$12.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	11,281

CFI 39

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$27.63	$21.63	$22.85	$20.64
Value at end of period	$32.11	$27.63	$21.63	$22.85
Number of accumulation units outstanding at end of period	0	321	221	123
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$34.69	$27.16	$28.68	$25.91
Value at end of period	$40.30	$34.69	$27.16	$28.68
Number of accumulation units outstanding at end of period	0	4	0	200
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$17.45	$16.01	$16.20	$15.59	$15.10	$15.14	$14.30	$14.49	$13.38	$12.49
Value at end of period	$18.69	$17.45	$16.01	$16.20	$15.59	$15.10	$15.14	$14.30	$14.49	$13.38
Number of accumulation units outstanding at end of period	639	639	639	639	1,380	754	1,558	2,455	1,684	1,140
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$14.07	$12.15	$14.40	$11.87	$11.74	$12.25	$13.22	$11.08	$9.40	$10.76
Value at end of period	$13.86	$14.07	$12.15	$14.40	$11.87	$11.74	$12.25	$13.22	$11.08	$9.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	440
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$32.01	$24.30	$24.87	$21.81
Value at end of period	$41.57	$32.01	$24.30	$24.87
Number of accumulation units outstanding at end of period	0	129	96	62
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$20.59	$16.03	$17.45	$15.98
Value at end of period	$28.85	$20.59	$16.03	$17.45
Number of accumulation units outstanding at end of period	458	458	458	458
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during May 2017)
Value at beginning of period	$27.31	$22.10	$28.51	$24.61
Value at end of period	$31.34	$27.31	$22.10	$28.51
Number of accumulation units outstanding at end of period	0	144	114	89
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$47.24	$35.06	$35.69	$27.41	$25.92	$24.28	$21.65	$16.53	$14.55	$13.99
Value at end of period	$64.89	$47.24	$35.06	$35.69	$27.41	$25.92	$24.28	$21.65	$16.53	$14.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	598	643	684	418	148
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$31.59	$25.29	$27.30	$24.25	$21.15	$22.10	$19.80	$15.14	$13.13	$13.20
Value at end of period	$31.80	$31.59	$25.29	$27.30	$24.25	$21.15	$22.10	$19.80	$15.14	$13.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	158	131	72	61	48
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.36	$17.36	$18.55	$16.21	$15.41	$15.53	$14.82	$12.84	$11.39	$11.83
Value at end of period	$22.97	$20.36	$17.36	$18.55	$16.21	$15.41	$15.53	$14.82	$12.84	$11.39
Number of accumulation units outstanding at end of period	91	9,768	15,412	17,143	3,088	84,960	37,455	29,431	7,597	137,715
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.27	$18.41	$20.21	$17.04	$16.15	$16.34	$15.57	$13.03	$11.40	$12.04
Value at end of period	$25.32	$22.27	$18.41	$20.21	$17.04	$16.15	$16.34	$15.57	$13.03	$11.40
Number of accumulation units outstanding at end of period	2	8,529	8,149	8,619	5,606	1,918	1,416	167	362	111,067
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.25	$18.90	$21.20	$17.62	$16.67	$16.94	$16.09	$13.12	$11.44	$12.16
Value at end of period	$26.86	$23.25	$18.90	$21.20	$17.62	$16.67	$16.94	$16.09	$13.12	$11.44
Number of accumulation units outstanding at end of period	2	10,848	9,972	8,994	859	992	1,070	469	345	28,964

CFI 40

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.32	$18.06	$20.33	$16.82	$15.92	$16.18	$15.33	$12.49	$10.90	$11.57
Value at end of period	$25.72	$22.32	$18.06	$20.33	$16.82	$15.92	$16.18	$15.33	$12.49	$10.90
Number of accumulation units outstanding at end of period	0	2,066	1,459	863	1,249	237	153	0	0	1,030
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$16.17	$14.39	$14.95	$13.77	$13.27	$13.36	$12.72	$11.97	$10.98	$11.01
Value at end of period	$17.97	$16.17	$14.39	$14.95	$13.77	$13.27	$13.36	$12.72	$11.97	$10.98
Number of accumulation units outstanding at end of period	0	0	2,365	2,440	30,987	4,818	0	0	1,783	16,783
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$13.79	$12.84	$12.99	$12.90
Value at end of period	$14.67	$13.79	$12.84	$12.99
Number of accumulation units outstanding at end of period	0	94	63	30
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$40.05	$30.82	$36.18	$32.74	$26.54	$27.15	$24.28	$18.58	$16.06	$16.67
Value at end of period	$41.23	$40.05	$30.82	$36.18	$32.74	$26.54	$27.15	$24.28	$18.58	$16.06
Number of accumulation units outstanding at end of period	381	738	691	914	381	381	381	2,449	604	480
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$28.36	$21.43	$23.68	$21.10
Value at end of period	$34.26	$28.36	$21.43	$23.68
Number of accumulation units outstanding at end of period	0	37	25	13
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$28.01	$22.49	$25.81	$22.06	$18.83	$20.13	$19.52
Value at end of period	$27.72	$28.01	$22.49	$25.81	$22.06	$18.83	$20.13
Number of accumulation units outstanding at end of period	0	91	68	45	0	0	564
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.43	$29.82	$34.15	$30.19	$26.47	$27.45	$24.00	$18.35	$15.37	$15.18
Value at end of period	$37.33	$37.43	$29.82	$34.15	$30.19	$26.47	$27.45	$24.00	$18.35	$15.37
Number of accumulation units outstanding at end of period	0	380	329	279	961	0	0	9	7	5
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$42.01	$32.37	$32.99	$24.90	$24.72	$22.49	$20.86	$15.10	$12.80	$13.08
Value at end of period	$56.97	$42.01	$32.37	$32.99	$24.90	$24.72	$22.49	$20.86	$15.10	$12.80
Number of accumulation units outstanding at end of period	199	199	199	199	199	199	257	830	730	643

TABLE 13
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALLIANZGI SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$25.29
Value at end of period	$29.72
Number of accumulation units outstanding at end of period	17
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
Value at beginning of period	$26.37	$21.23	$23.89	$19.33	$18.32	$18.90	$18.35	$14.82	$12.56	$13.71
Value at end of period	$30.15	$26.37	$21.23	$23.89	$19.33	$18.32	$18.90	$18.35	$14.82	$12.56
Number of accumulation units outstanding at end of period	8,640	7,756	6,874	0	7,233	4,465	0	418	2,025	3,673

CFI 41

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$23.61	$18.68	$20.20	$16.53	$14.83	$14.48	$13.41	$10.29	$8.87	$9.12
Value at end of period	$26.90	$23.61	$18.68	$20.20	$16.53	$14.83	$14.48	$13.41	$10.29	$8.87
Number of accumulation units outstanding at end of period	2,502	3,502	2,566	2,439	15,087	13,950	3,564	5,967	30,458	3,661
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during February 2012)
Value at beginning of period	$20.71	$16.01	$18.08	$15.56	$13.62	$13.99	$12.58	$9.65	$9.23
Value at end of period	$21.75	$20.71	$16.01	$18.08	$15.56	$13.62	$13.99	$12.58	$9.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	95	51	0	5,513
DODGE & COX INTERNATIONAL STOCK FUND
Value at beginning of period	$14.17
Value at end of period	$16.65
Number of accumulation units outstanding at end of period	4,239
DODGE & COX STOCK FUND
(Funds were first received in this option during November 2018)
Value at beginning of period	$30.29	$24.53	$27.06
Value at end of period	$32.10	$30.29	$24.53
Number of accumulation units outstanding at end of period	61	61	61
INVESCO GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during June 2018)
Value at beginning of period	$8.26	$5.69	$6.16
Value at end of period	$11.15	$8.26	$5.69
Number of accumulation units outstanding at end of period	17,277	9,212	7,483
INVESCO HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2018)
Value at beginning of period	$92.77	$70.82	$75.20
Value at end of period	$105.38	$92.77	$70.82
Number of accumulation units outstanding at end of period	12	314	0
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	143
LORD ABBETT SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$27.50
Value at end of period	$33.60
Number of accumulation units outstanding at end of period	76
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.99
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	743
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
(CLASS R)
(Funds were first received in this option during February 2011)
Value at beginning of period	$31.19	$24.85	$27.40	$24.78	$19.27	$19.57	$18.55	$14.07	$12.65	$12.97
Value at end of period	$32.31	$31.19	$24.85	$27.40	$24.78	$19.27	$19.57	$18.55	$14.07	$12.65
Number of accumulation units outstanding at end of period	0	189	169	151	0	0	0	0	47	110
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.21	$13.28	$13.66	$12.57	$11.93	$12.56	$12.62	$13.26	$12.40	$12.05
Value at end of period	$15.37	$14.21	$13.28	$13.66	$12.57	$11.93	$12.56	$12.62	$13.26	$12.40
Number of accumulation units outstanding at end of period	19,236	10,031	8,121	0	1,351	10,926	13,330	14,881	4,968	675

CFI 42

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.34	$11.03	$12.17	$9.90	$9.39	$10.03
Value at end of period	$13.15	$13.34	$11.03	$12.17	$9.90	$9.39
Number of accumulation units outstanding at end of period	0	657	1,214	2,826	6,446	6,661
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2012)
Value at beginning of period	$20.11	$17.11	$18.18	$15.98	$15.07	$15.41	$14.69	$12.65	$12.09
Value at end of period	$22.53	$20.11	$17.11	$18.18	$15.98	$15.07	$15.41	$14.69	$12.65
Number of accumulation units outstanding at end of period	24,326	19,569	28,719	13,552	1,029	70,220	67,818	63,096	544
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$22.53	$18.57	$20.12	$17.13	$16.01	$16.40	$15.60	$12.89	$11.27	$10.44
Value at end of period	$25.52	$22.53	$18.57	$20.12	$17.13	$16.01	$16.40	$15.60	$12.89	$11.27
Number of accumulation units outstanding at end of period	47,734	45,630	41,203	11,048	1,114	36,007	36,631	33,052	0	226
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$23.73	$19.20	$21.11	$17.70	$16.51	$16.94	$16.09	$13.07	$11.37	$10.47
Value at end of period	$27.20	$23.73	$19.20	$21.11	$17.70	$16.51	$16.94	$16.09	$13.07	$11.37
Number of accumulation units outstanding at end of period	40,911	35,374	32,087	1,912	1,315	23,664	21,274	18,072	177	356
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$23.01	$18.57	$20.48	$17.10	$15.97	$16.40	$15.54	$12.62	$10.97	$10.12
Value at end of period	$26.30	$23.01	$18.57	$20.48	$17.10	$15.97	$16.40	$15.54	$12.62	$10.97
Number of accumulation units outstanding at end of period	57,694	47,367	40,063	1,480	918	3,486	1,538	732	0	66
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.84	$14.14	$14.72	$13.60	$13.06	$13.30	$12.65	$11.82	$10.97	$10.59
Value at end of period	$17.44	$15.84	$14.14	$14.72	$13.60	$13.06	$13.30	$12.65	$11.82	$10.97
Number of accumulation units outstanding at end of period	4,054	7,009	7,382	5,964	30	37,717	736	560	1,219	127
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2018)
Value at beginning of period	$13.97	$12.08	$14.96
Value at end of period	$13.76	$13.97	$12.08
Number of accumulation units outstanding at end of period	0	148	820
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$11.61	$9.64	$11.16
Value at end of period	$12.42	$11.61	$9.64
Number of accumulation units outstanding at end of period	57,071	46,157	34,037
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$31.86	$24.21	$24.78	$19.26	$18.69	$17.72	$15.73	$12.11	$10.34	$10.92
Value at end of period	$41.36	$31.86	$24.21	$24.78	$19.26	$18.69	$17.72	$15.73	$12.11	$10.34
Number of accumulation units outstanding at end of period	17,018	13,978	12,512	2,975	7,311	5,438	3,273	149	147	144
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2020)
Value at beginning of period	$16.31
Value at end of period	$18.84
Number of accumulation units outstanding at end of period	418

CFI 43

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2017)
Value at beginning of period	$18.79	$15.16	$16.60	$15.67
Value at end of period	$19.77	$18.79	$15.16	$16.60
Number of accumulation units outstanding at end of period	1,524	0	1,218	1,332
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$46.99	$34.90	$35.54	$27.31	$25.84	$24.21	$21.60	$20.50
Value at end of period	$64.52	$46.99	$34.90	$35.54	$27.31	$25.84	$24.21	$21.60
Number of accumulation units outstanding at end of period	31,177	29,309	26,117	3,080	2,397	1,738	1,801	1,685
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$37.97	$30.45	$36.63
Value at end of period	$47.59	$37.97	$30.45
Number of accumulation units outstanding at end of period	15	9	2
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$36.13	$28.80	$34.42	$31.12	$25.15	$25.50	$24.08	$17.58	$15.45	$15.94
Value at end of period	$40.32	$36.13	$28.80	$34.42	$31.12	$25.15	$25.50	$24.08	$17.58	$15.45
Number of accumulation units outstanding at end of period	16	560	1,434	703	277	715	178	54	58	2,407
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.26	$17.29	$18.48	$16.15	$15.37	$15.49	$14.79	$12.82	$11.38	$11.83
Value at end of period	$22.84	$20.26	$17.29	$18.48	$16.15	$15.37	$15.49	$14.79	$12.82	$11.38
Number of accumulation units outstanding at end of period	46,017	49,601	47,886	31,772	46,069	23,688	22,198	40,039	27,024	20,744
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.16	$18.33	$20.13	$16.98	$16.10	$16.30	$15.54	$13.01	$11.39	$12.03
Value at end of period	$25.18	$22.16	$18.33	$20.13	$16.98	$16.10	$16.30	$15.54	$13.01	$11.39
Number of accumulation units outstanding at end of period	153,313	182,587	167,763	93,204	104,862	69,078	66,293	80,272	66,274	54,245
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.14	$18.82	$21.12	$17.55	$16.62	$16.90	$16.06	$13.10	$11.43	$12.15
Value at end of period	$26.71	$23.14	$18.82	$21.12	$17.55	$16.62	$16.90	$16.06	$13.10	$11.43
Number of accumulation units outstanding at end of period	75,374	66,869	59,548	19,928	22,578	13,041	7,179	6,140	5,655	2,706
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2012)
Value at beginning of period	$22.22	$17.98	$20.26	$16.77	$15.88	$16.14	$15.30	$12.48	$11.99
Value at end of period	$25.59	$22.22	$17.98	$20.26	$16.77	$15.88	$16.14	$15.30	$12.48
Number of accumulation units outstanding at end of period	12,573	10,240	6,805	2,837	1,986	847	34	13,591	504
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$16.09	$14.33	$14.89	$13.72	$13.23	$13.33	$12.70	$11.96	$10.97	$11.01
Value at end of period	$17.87	$16.09	$14.33	$14.89	$13.72	$13.23	$13.33	$12.70	$11.96	$10.97
Number of accumulation units outstanding at end of period	23,479	23,682	25,458	13,668	21,968	13,593	24	24	1,684	1,705
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$13.71	$12.77	$12.61
Value at end of period	$14.58	$13.71	$12.77
Number of accumulation units outstanding at end of period	23,618	18,627	14,741
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$39.74	$30.59	$35.93	$32.53	$26.38	$27.01	$24.16	$18.50	$16.00	$16.62
Value at end of period	$40.89	$39.74	$30.59	$35.93	$32.53	$26.38	$27.01	$24.16	$18.50	$16.00
Number of accumulation units outstanding at end of period	1,428	1,633	1,669	735	749	765	861	1,111	594	548
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$28.14	$21.27	$23.52	$19.46	$18.06	$17.64	$15.73	$11.75	$10.52	$11.11
Value at end of period	$33.97	$28.14	$21.27	$23.52	$19.46	$18.06	$17.64	$15.73	$11.75	$10.52
Number of accumulation units outstanding at end of period	1,601	2,528	2,159	950	2,554	3,489	1,978	645	836	735

CFI 44

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.85	$11.63	$12.95	$11.78	$10.31	$10.61	$10.44
Value at end of period	$15.10	$13.85	$11.63	$12.95	$11.78	$10.31	$10.61
Number of accumulation units outstanding at end of period	0	0	131	128	5,725	6,327	754
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$36.78	$26.97	$28.04	$22.60	$21.17	$20.87	$18.78	$13.98	$12.11	$12.65
Value at end of period	$48.21	$36.78	$26.97	$28.04	$22.60	$21.17	$20.87	$18.78	$13.98	$12.11
Number of accumulation units outstanding at end of period	0	0	1,388	1,447	1,350	1,872	2,416	2,248	413	361
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2018)
Value at beginning of period	$40.41	$29.70	$32.38
Value at end of period	$52.78	$40.41	$29.70
Number of accumulation units outstanding at end of period	381	345	307
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$28.07
Value at end of period	$34.16
Number of accumulation units outstanding at end of period	325

TABLE 14
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.65%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALLIANZGI SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$31.16	$27.89
Value at end of period	$29.47	$31.16
Number of accumulation units outstanding at end of period	0	261
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2018)
Value at beginning of period	$12.77	$11.96	$11.88
Value at end of period	$13.95	$12.77	$11.96
Number of accumulation units outstanding at end of period	3,637	1,160	1,160
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
Value at beginning of period	$26.23	$21.13	$23.79	$19.26	$18.26	$18.85	$18.30	$14.80	$12.54	$13.69
Value at end of period	$29.97	$26.23	$21.13	$23.79	$19.26	$18.26	$18.85	$18.30	$14.80	$12.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	5,664	6,800
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$23.48	$18.58	$20.10	$16.45	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11
Value at end of period	$26.73	$23.48	$18.58	$20.10	$16.45	$14.77	$14.43	$13.38	$10.27	$8.85
Number of accumulation units outstanding at end of period	39	1,815	1,765	1	1	1	15,919	15,572	1,747	6,488
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
Value at beginning of period	$29.29	$22.77	$24.66	$21.67	$19.97	$20.37	$18.52	$14.45	$12.59	$13.30
Value at end of period	$29.69	$29.29	$22.77	$24.66	$21.67	$19.97	$20.37	$18.52	$14.45	$12.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.51
Value at end of period	$26.95
Number of accumulation units outstanding at end of period	1,810

CFI 45

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during November 2018)
Value at beginning of period	$30.00	$24.33	$26.56
Value at end of period	$28.35	$30.00	$24.33
Number of accumulation units outstanding at end of period	4,193	2,116	3,683
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$34.21
Value at end of period	$35.39
Number of accumulation units outstanding at end of period	132
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during November 2018)
Value at beginning of period	$33.08	$25.31	$27.78
Value at end of period	$51.16	$33.08	$25.31
Number of accumulation units outstanding at end of period	0	3,034	3,025
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$26.10	$23.69
Value at end of period	$15.19	$26.10
Number of accumulation units outstanding at end of period	0	255
LORD ABBETT SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$34.11	$30.57
Value at end of period	$33.32	$34.11
Number of accumulation units outstanding at end of period	0	168
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$33.86	$30.89
Value at end of period	$36.77	$33.86
Number of accumulation units outstanding at end of period	0	147
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.12	$13.20	$13.59	$12.51	$11.88	$12.52	$12.58	$13.23	$12.37	$12.03
Value at end of period	$15.27	$14.12	$13.20	$13.59	$12.51	$11.88	$12.52	$12.58	$13.23	$12.37
Number of accumulation units outstanding at end of period	1,397	1,094	1,188	0	0	0	0	0	8,396	6,990
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.31	$12.04
Value at end of period	$13.11	$13.31
Number of accumulation units outstanding at end of period	1,101	1,110
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2018)
Value at beginning of period	$29.88	$23.22	$24.92
Value at end of period	$34.27	$29.88	$23.22
Number of accumulation units outstanding at end of period	1,267	0	243
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.90
Value at end of period	$29.77
Number of accumulation units outstanding at end of period	425
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.01	$17.04	$18.11	$15.93	$15.02	$15.37	$14.66	$12.63	$11.26	$11.53
Value at end of period	$22.41	$20.01	$17.04	$18.11	$15.93	$15.02	$15.37	$14.66	$12.63	$11.26
Number of accumulation units outstanding at end of period	2,006	1,675	1,651	0	0	0	257	6,787	91,281	40,645
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.42	$18.48	$20.04	$17.07	$15.96	$16.36	$15.56	$12.87	$11.26	$11.74
Value at end of period	$25.38	$22.42	$18.48	$20.04	$17.07	$15.96	$16.36	$15.56	$12.87	$11.26
Number of accumulation units outstanding at end of period	1,398	1,047	834	0	0	0	6,692	14,020	65,929	26,404

CFI 46

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.61	$19.11	$21.03	$17.64	$16.46	$16.90	$16.06	$13.05	$11.36	$11.95
Value at end of period	$27.06	$23.61	$19.11	$21.03	$17.64	$16.46	$16.90	$16.06	$13.05	$11.36
Number of accumulation units outstanding at end of period	1,019	1,201	1,071	29	29	29	6,406	5,968	38,509	9,414
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2012)
Value at beginning of period	$22.90	$18.49	$20.40	$17.04	$15.92	$16.36	$15.51	$12.60	$11.74
Value at end of period	$26.16	$22.90	$18.49	$20.40	$17.04	$15.92	$16.36	$15.51	$12.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	450	268	685
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.76	$14.07	$14.66	$13.55	$13.02	$13.27	$12.63	$11.81	$10.96	$10.76
Value at end of period	$17.35	$15.76	$14.07	$14.66	$13.55	$13.02	$13.27	$12.63	$11.81	$10.96
Number of accumulation units outstanding at end of period	3,752	3,752	3,754	0	0	0	381	0	3,480	337
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.88	$12.00	$14.23	$11.74	$11.63	$12.14	$13.28
Value at end of period	$13.66	$13.88	$12.00	$14.23	$11.74	$11.63	$12.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,196	1,299
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$11.54	$10.89
Value at end of period	$12.34	$11.54
Number of accumulation units outstanding at end of period	1,711	1,782
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.71	$24.11	$24.69	$19.21	$18.64	$17.68	$15.70	$12.10	$10.34	$10.32
Value at end of period	$41.15	$31.71	$24.11	$24.69	$19.21	$18.64	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	947	5,699	4,018	1,377	2,729	0	2,603	0	1,219	12,442
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2017)
Value at beginning of period	$18.66	$15.07	$16.50	$15.90
Value at end of period	$19.63	$18.66	$15.07	$16.50
Number of accumulation units outstanding at end of period	1,027	222	222	5
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2017)
Value at beginning of period	$20.44	$15.93	$17.36	$15.87
Value at end of period	$28.62	$20.44	$15.93	$17.36
Number of accumulation units outstanding at end of period	1,672	924	1,685	2,567
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$46.74	$34.73	$35.38	$27.20	$25.75	$24.14	$21.55	$16.47	$14.51	$14.05
Value at end of period	$64.14	$46.74	$34.73	$35.38	$27.20	$25.75	$24.14	$21.55	$16.47	$14.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$31.26	$25.05	$27.06	$24.07	$21.01	$21.97	$19.71	$15.09	$13.10	$13.11
Value at end of period	$31.43	$31.26	$25.05	$27.06	$24.07	$21.01	$21.97	$19.71	$15.09	$13.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.16	$17.21	$18.40	$16.10	$15.32	$15.46	$14.76	$12.80	$11.37	$11.82
Value at end of period	$22.72	$20.16	$17.21	$18.40	$16.10	$15.32	$15.46	$14.76	$12.80	$11.37
Number of accumulation units outstanding at end of period	7,694	7,695	7,694	17,665	37,239	10,789	11,201	9,841	55,690	90,763
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.05	$18.25	$20.06	$16.92	$16.06	$16.26	$15.51	$12.99	$11.38	$12.03
Value at end of period	$25.04	$22.05	$18.25	$20.06	$16.92	$16.06	$16.26	$15.51	$12.99	$11.38
Number of accumulation units outstanding at end of period	28,775	5,324	9,365	62,717	80,527	14,287	35,556	11,683	50,452	50,148

CFI 47

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.02	$18.74	$21.04	$17.49	$16.57	$16.86	$16.03	$13.09	$11.42	$12.14
Value at end of period	$26.56	$23.02	$18.74	$21.04	$17.49	$16.57	$16.86	$16.03	$13.09	$11.42
Number of accumulation units outstanding at end of period	12,814	2,545	2,829	32,336	22,282	3,548	23,868	2,629	12,597	69,530
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.11	$17.91	$20.18	$16.71	$15.83	$16.10	$15.27	$12.46	$10.88	$11.56
Value at end of period	$25.45	$22.11	$17.91	$20.18	$16.71	$15.83	$16.10	$15.27	$12.46	$10.88
Number of accumulation units outstanding at end of period	477	0	8	1,232	2,713	0	0	0	827	300
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$16.01	$14.27	$14.84	$13.67	$13.19	$13.30	$12.67	$11.94	$10.96	$11.00
Value at end of period	$17.77	$16.01	$14.27	$14.84	$13.67	$13.19	$13.30	$12.67	$11.94	$10.96
Number of accumulation units outstanding at end of period	22,967	0	4,462	34,419	45,638	40,178	3,735	1,259	30	7,253
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$13.64	$13.36
Value at end of period	$14.49	$13.64
Number of accumulation units outstanding at end of period	6,972	7,259
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$39.42	$30.37	$35.68	$32.32	$26.22	$26.86	$24.04	$18.42	$15.93	$16.56
Value at end of period	$40.54	$39.42	$30.37	$35.68	$32.32	$26.22	$26.86	$24.04	$18.42	$15.93
Number of accumulation units outstanding at end of period	179	212	212	1	1	1	1,306	1,295	1,340	152
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.91	$21.11	$23.35	$19.33	$17.95	$17.54	$15.65	$11.69	$10.48	$11.07
Value at end of period	$33.68	$27.91	$21.11	$23.35	$19.33	$17.95	$17.54	$15.65	$11.69	$10.48
Number of accumulation units outstanding at end of period	33	907	489	0	1,865	0	0	0	2,140	6,047
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.04	$17.62	$21.56	$19.57	$15.92	$16.51	$15.93	$11.46	$10.10	$10.44
Value at end of period	$22.90	$21.04	$17.62	$21.56	$19.57	$15.92	$16.51	$15.93	$11.46	$10.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,620
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.57	$22.16	$25.46	$21.77	$18.60	$19.91	$18.37	$13.69	$11.62	$11.94
Value at end of period	$27.26	$27.57	$22.16	$25.46	$21.77	$18.60	$19.91	$18.37	$13.69	$11.62
Number of accumulation units outstanding at end of period	0	1,716	943	0	631	0	0	539	534	73
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during November 2013)
Value at beginning of period	$36.52	$26.80	$27.87	$22.48	$21.06	$20.78	$18.70	$17.80
Value at end of period	$47.84	$36.52	$26.80	$27.87	$22.48	$21.06	$20.78	$18.70
Number of accumulation units outstanding at end of period	0	0	0	1,350	0	2,959	3,006	1,536
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$41.35	$31.90	$32.54	$24.58	$24.43	$22.25	$20.65	$14.96	$12.70	$12.95
Value at end of period	$56.01	$41.35	$31.90	$32.54	$24.58	$24.43	$22.25	$20.65	$14.96	$12.70
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,679	2,716	0	10,041	9,754
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2017)
Value at beginning of period	$22.10	$17.45	$20.47	$20.26
Value at end of period	$25.12	$22.10	$17.45	$20.47
Number of accumulation units outstanding at end of period	0	0	0	591
WANGER INTERNATIONAL
(Funds were first received in this option during December 2019)
Value at beginning of period	$16.45	$16.47
Value at end of period	$18.66	$16.45
Number of accumulation units outstanding at end of period	68	59

CFI 48

Condensed Financial Information (continued)

TABLE 15
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
Value at beginning of period	$26.09	$21.03	$23.68	$19.19	$18.20	$18.80	$18.26	$14.77	$12.52	$13.68
Value at end of period	$29.80	$26.09	$21.03	$23.68	$19.19	$18.20	$18.80	$18.26	$14.77	$12.52
Number of accumulation units outstanding at end of period	41	41	41	41	137	34	67	506	1,505	6,860
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$23.34	$18.48	$20.00	$16.38	$14.71	$14.38	$13.34	$10.25	$8.84	$9.10
Value at end of period	$26.56	$23.34	$18.48	$20.00	$16.38	$14.71	$14.38	$13.34	$10.25	$8.84
Number of accumulation units outstanding at end of period	1,382	1,382	1,382	1,962	8,470	5,590	813	1,476	2,882	4,191
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$20.47	$15.84	$17.90	$15.43	$13.52	$13.89	$12.51	$9.61	$8.43	$8.98
Value at end of period	$21.48	$20.47	$15.84	$17.90	$15.43	$13.52	$13.89	$12.51	$9.61	$8.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during December 2012)
Value at beginning of period	$29.14	$22.66	$24.55	$21.59	$19.90	$20.31	$18.48	$14.42	$14.42
Value at end of period	$29.52	$29.14	$22.66	$24.55	$21.59	$19.90	$20.31	$18.48	$14.42
Number of accumulation units outstanding at end of period	40	40	40	40	40	34	22	365	159
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.42	$30.55
Value at end of period	$48.99	$34.42
Number of accumulation units outstanding at end of period	0	2,829
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
Value at beginning of period	$45.12
Value at end of period	$50.73
Number of accumulation units outstanding at end of period	266
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.99
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	78
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2017)
Value at beginning of period	$22.07	$18.43	$19.39	$17.97
Value at end of period	$25.42	$22.07	$18.43	$19.39
Number of accumulation units outstanding at end of period	0	0	0	649
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$18.55	$16.65	$19.76	$19.47
Value at end of period	$18.30	$18.55	$16.65	$19.76
Number of accumulation units outstanding at end of period	0	0	0	33
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
(CLASS R)
(Funds were first received in this option during April 2016)
Value at beginning of period	$30.88	$24.63	$27.19	$24.61	$19.57
Value at end of period	$31.96	$30.88	$24.63	$27.19	$24.61
Number of accumulation units outstanding at end of period	0	0	0	0	20

CFI 49

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.03	$13.13	$13.51	$12.45	$11.82	$12.47	$12.54	$13.19	$13.19
Value at end of period	$15.17	$14.03	$13.13	$13.51	$12.45	$11.82	$12.47	$12.54	$13.19
Number of accumulation units outstanding at end of period	974	1,077	2,656	1,646	830	43	110	1,398	1,129
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.27	$10.99	$12.14	$9.88	$9.38	$10.03
Value at end of period	$13.07	$13.27	$10.99	$12.14	$9.88	$9.38
Number of accumulation units outstanding at end of period	1,339	1,324	3,208	4,327	944	1,520
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.91	$16.96	$18.03	$15.87	$14.98	$15.33	$14.63	$12.61	$11.25	$11.52
Value at end of period	$22.29	$19.91	$16.96	$18.03	$15.87	$14.98	$15.33	$14.63	$12.61	$11.25
Number of accumulation units outstanding at end of period	0	0	7,029	5,574	4,083	2,111	453	24,697	28,319	82,394
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.31	$18.40	$19.96	$17.01	$15.91	$16.32	$15.53	$12.85	$11.25	$11.73
Value at end of period	$25.24	$22.31	$18.40	$19.96	$17.01	$15.91	$16.32	$15.53	$12.85	$11.25
Number of accumulation units outstanding at end of period	0	0	2,351	1,154	606	676	667	18,927	18,978	59,368
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.49	$19.02	$20.94	$17.58	$16.41	$16.86	$16.02	$13.03	$11.34	$11.94
Value at end of period	$26.91	$23.49	$19.02	$20.94	$17.58	$16.41	$16.86	$16.02	$13.03	$11.34
Number of accumulation units outstanding at end of period	0	0	1,636	1,381	1,309	1,136	1,164	15,322	12,884	43,502
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$22.79	$18.41	$20.32	$16.98	$15.88	$16.32	$15.48	$12.58	$10.95	$11.94
Value at end of period	$26.02	$22.79	$18.41	$20.32	$16.98	$15.88	$16.32	$15.48	$12.58	$10.95
Number of accumulation units outstanding at end of period	0	0	870	2,009	1,977	1,942	1,720	4,611	3,212	2,791
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.68	$14.01	$14.61	$13.51	$12.98	$13.24	$12.60	$11.79	$10.95	$10.76
Value at end of period	$17.25	$15.68	$14.01	$14.61	$13.51	$12.98	$13.24	$12.60	$11.79	$10.95
Number of accumulation units outstanding at end of period	0	0	11,667	884	1,139	1,189	665	479	1	9,933
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$11.47	$10.28
Value at end of period	$12.26	$11.47
Number of accumulation units outstanding at end of period	70	502
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$31.57	$24.01	$24.61	$19.15	$18.59	$17.65	$16.59
Value at end of period	$40.94	$31.57	$24.01	$24.61	$19.15	$18.59	$17.65
Number of accumulation units outstanding at end of period	211	694	2,635	7,925	3,768	5,550	4,529
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$26.67	$21.61	$27.92	$20.84	$21.14	$19.72	$21.15	$16.57	$13.89	$16.98
Value at end of period	$30.55	$26.67	$21.61	$27.92	$20.84	$21.14	$19.72	$21.15	$16.57	$13.89
Number of accumulation units outstanding at end of period	3,349	3,464	3,609	4,882	4,969	1,190	1,161	1,133	1,109	312
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$46.49	$34.56	$35.23	$27.10	$25.67	$24.07	$21.50	$16.44	$14.49	$14.04
Value at end of period	$63.77	$46.49	$34.56	$35.23	$27.10	$25.67	$24.07	$21.50	$16.44	$14.49
Number of accumulation units outstanding at end of period	80	348	0	734	0	0	6,270	6,318	6,053	4,970
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2018)
Value at beginning of period	$25.96	$19.95	$21.36
Value at end of period	$31.33	$25.96	$19.95
Number of accumulation units outstanding at end of period	0	667	539

CFI 50

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2019)
Value at beginning of period	$31.09	$27.86
Value at end of period	$31.24	$31.09
Number of accumulation units outstanding at end of period	685	561
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$24.94	$22.72
Value at end of period	$28.82	$24.94
Number of accumulation units outstanding at end of period	889	964
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$35.56	$28.37	$33.95	$30.72	$24.85	$25.22	$23.84	$17.43	$15.33	$15.83
Value at end of period	$39.65	$35.56	$28.37	$33.95	$30.72	$24.85	$25.22	$23.84	$17.43	$15.33
Number of accumulation units outstanding at end of period	0	0	0	295	1,996	1,595	0	4,729	8,196	3,247
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.06	$17.13	$18.33	$16.04	$15.28	$15.42	$14.73	$12.78	$11.36	$11.82
Value at end of period	$22.59	$20.06	$17.13	$18.33	$16.04	$15.28	$15.42	$14.73	$12.78	$11.36
Number of accumulation units outstanding at end of period	1,023	1,023	5,899	38,613	72,782	58,447	63,796	123,246	149,281	129,882
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.94	$18.17	$19.98	$16.86	$16.01	$16.22	$15.48	$12.98	$11.37	$12.02
Value at end of period	$24.90	$21.94	$18.17	$19.98	$16.86	$16.01	$16.22	$15.48	$12.98	$11.37
Number of accumulation units outstanding at end of period	1,653	22,755	24,747	104,042	136,728	120,338	114,700	207,468	147,368	60,721
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.91	$18.65	$20.95	$17.43	$16.52	$16.82	$15.99	$13.07	$11.41	$12.14
Value at end of period	$26.42	$22.91	$18.65	$20.95	$17.43	$16.52	$16.82	$15.99	$13.07	$11.41
Number of accumulation units outstanding at end of period	1,780	10,093	11,501	37,761	59,207	51,810	48,354	74,834	60,475	31,935
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.00	$17.83	$20.10	$16.66	$15.79	$16.07	$15.25	$12.45	$10.87	$11.55
Value at end of period	$25.31	$22.00	$17.83	$20.10	$16.66	$15.79	$16.07	$15.25	$12.45	$10.87
Number of accumulation units outstanding at end of period	918	886	667	4,232	8,801	3,659	1,686	2,759	1,936	253
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.93	$14.20	$14.78	$13.62	$13.16	$13.26	$12.65	$11.92	$10.95	$11.00
Value at end of period	$17.68	$15.93	$14.20	$14.78	$13.62	$13.16	$13.26	$12.65	$11.92	$10.95
Number of accumulation units outstanding at end of period	9,066	24,706	30,067	38,413	71,240	73,393	16,449	18,779	6,600	20,171
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.56	$13.52
Value at end of period	$14.39	$13.56
Number of accumulation units outstanding at end of period	21	21
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.69	$24.57
Value at end of period	$33.40	$27.69
Number of accumulation units outstanding at end of period	243	99
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.90	$17.51	$21.44	$19.46	$15.84	$16.44	$15.87	$11.42	$10.07	$10.42
Value at end of period	$22.73	$20.90	$17.51	$21.44	$19.46	$15.84	$16.44	$15.87	$11.42	$10.07
Number of accumulation units outstanding at end of period	6,573	9,464	9,424	7,241	7,225	7,332	1,772	2,692	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.48
Value at end of period	$27.03
Number of accumulation units outstanding at end of period	6,269
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.77	$11.58	$12.91	$11.75	$10.29	$10.61	$10.43
Value at end of period	$15.00	$13.77	$11.58	$12.91	$11.75	$10.29	$10.61
Number of accumulation units outstanding at end of period	60	58	52	47	55,430	49,196	45,087

CFI 51

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$36.27	$26.62	$27.71	$22.35	$20.96	$20.69	$18.63	$13.88	$12.03	$12.59
Value at end of period	$47.49	$36.27	$26.62	$27.71	$22.35	$20.96	$20.69	$18.63	$13.88	$12.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	35	35	35	1,069	768
WANGER SELECT
(Funds were first received in this option during October 2017)
Value at beginning of period	$27.27	$21.28	$24.52	$22.87
Value at end of period	$34.23	$27.27	$21.28	$24.52
Number of accumulation units outstanding at end of period	4	3	328	308

TABLE 16
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2019)
Value at beginning of period	$22.32	$19.76
Value at end of period	$30.05	$22.32
Number of accumulation units outstanding at end of period	0	45
ALLIANZGI SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$30.67	$24.91	$31.17	$28.56
Value at end of period	$28.98	$30.67	$24.91	$31.17
Number of accumulation units outstanding at end of period	0	0	252	239
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during December 2011)
Value at beginning of period	$25.95	$20.93	$23.58	$19.11	$18.14	$18.74	$18.22	$14.74	$12.51	$12.51
Value at end of period	$29.63	$25.95	$20.93	$23.58	$19.11	$18.14	$18.74	$18.22	$14.74	$12.51
Number of accumulation units outstanding at end of period	0	1,163	0	0	0	0	0	0	0	286
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$26.51	$21.10	$25.15	$19.45	$19.52	$19.89	$20.64	$17.36	$14.71	$17.21
Value at end of period	$32.75	$26.51	$21.10	$25.15	$19.45	$19.52	$19.89	$20.64	$17.36	$14.71
Number of accumulation units outstanding at end of period	0	26	1,481	0	651	562	417	404	746	386
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2012)
Value at beginning of period	$23.20	$18.38	$19.91	$16.31	$14.66	$14.33	$13.30	$10.22	$9.08
Value at end of period	$26.39	$23.20	$18.38	$19.91	$16.31	$14.66	$14.33	$13.30	$10.22
Number of accumulation units outstanding at end of period	0	2,085	0	0	0	0	0	804	712
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$34.85	$27.09	$29.09	$22.82	$22.65	$21.73	$21.29	$16.97	$14.20	$15.54
Value at end of period	$45.99	$34.85	$27.09	$29.09	$22.82	$22.65	$21.73	$21.29	$16.97	$14.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$35.90	$28.32	$29.50	$23.64	$22.03	$21.13	$19.54	$14.76	$12.37	$13.14
Value at end of period	$48.95	$35.90	$28.32	$29.50	$23.64	$22.03	$21.13	$19.54	$14.76	$12.37
Number of accumulation units outstanding at end of period	0	0	4,723	1,085	0	0	0	3,332	4,156	3,878
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$25.22	$21.44	$22.85	$20.39	$18.64	$19.14	$17.85	$15.27	$13.79	$13.21
Value at end of period	$26.19	$25.22	$21.44	$22.85	$20.39	$18.64	$19.14	$17.85	$15.27	$13.79
Number of accumulation units outstanding at end of period	0	0	1,349	1,246	0	0	0	1,804	1,605	1,426

CFI 52

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$30.54	$24.59	$25.62	$21.56	$19.22	$19.46	$17.70	$13.56	$12.19	$11.51
Value at end of period	$32.54	$30.54	$24.59	$25.62	$21.56	$19.22	$19.46	$17.70	$13.56	$12.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2019)
Value at beginning of period	$27.75	$24.75
Value at end of period	$28.51	$27.75
Number of accumulation units outstanding at end of period	0	97
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during December 2011)
Value at beginning of period	$28.98	$22.55	$24.44	$21.51	$19.83	$20.25	$18.43	$14.39	$12.56	$12.56
Value at end of period	$29.35	$28.98	$22.55	$24.44	$21.51	$19.83	$20.25	$18.43	$14.39	$12.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	294
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$32.11	$29.53
Value at end of period	$39.35	$32.11
Number of accumulation units outstanding at end of period	0	95
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$29.52	$23.97	$27.21	$25.08	$22.50	$23.58	$22.67	$18.27	$16.28	$16.94
Value at end of period	$27.87	$29.52	$23.97	$27.21	$25.08	$22.50	$23.58	$22.67	$18.27	$16.28
Number of accumulation units outstanding at end of period	0	0	443	413	0	0	0	3,749	2,920	2,486
INVESCO INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2019)
Value at beginning of period	$12.23	$11.86
Value at end of period	$13.11	$12.23
Number of accumulation units outstanding at end of period	0	1,901
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$25.69	$20.60	$23.62	$22.00
Value at end of period	$14.94	$25.69	$20.60	$23.62
Number of accumulation units outstanding at end of period	0	0	243	226
LORD ABBETT SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$33.57	$28.18	$32.29	$29.63
Value at end of period	$32.76	$33.57	$28.18	$32.29
Number of accumulation units outstanding at end of period	0	0	163	155
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2018)
Value at beginning of period	$21.89	$18.29	$19.29
Value at end of period	$25.21	$21.89	$18.29
Number of accumulation units outstanding at end of period	0	865	2,871
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$33.33	$28.22	$31.97	$29.00	$23.62	$24.76	$22.67	$17.45	$14.77	$15.72
Value at end of period	$36.16	$33.33	$28.22	$31.97	$29.00	$23.62	$24.76	$22.67	$17.45	$14.77
Number of accumulation units outstanding at end of period	0	0	141	133	0	0	0	0	0	0
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
(CLASS R)
(Funds were first received in this option during February 2015)
Value at beginning of period	$30.73	$24.52	$27.08	$24.52	$19.10	$19.51
Value at end of period	$31.79	$30.73	$24.52	$27.08	$24.52	$19.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	11

CFI 53

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$20.34	$17.25	$18.67
Value at end of period	$22.32	$20.34	$17.25
Number of accumulation units outstanding at end of period	0	0	48
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.94	$13.05	$13.44	$12.39	$11.77	$12.42	$12.49	$13.15	$12.31	$11.98
Value at end of period	$15.06	$13.94	$13.05	$13.44	$12.39	$11.77	$12.42	$12.49	$13.15	$12.31
Number of accumulation units outstanding at end of period	1,005	982	901	1,307	1,259	1,567	1,552	2,336	7,110	10,977
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$15.49	$14.84	$14.83	$14.71	$14.58	$14.46	$13.89	$14.25	$13.96	$13.09
Value at end of period	$15.96	$15.49	$14.84	$14.83	$14.71	$14.58	$14.46	$13.89	$14.25	$13.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	173	145	0
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$29.41	$22.87	$25.09
Value at end of period	$33.70	$29.41	$22.87
Number of accumulation units outstanding at end of period	0	0	715
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$28.09	$23.33	$28.73
Value at end of period	$29.27	$28.09	$23.33
Number of accumulation units outstanding at end of period	0	0	2,723
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2015)
Value at beginning of period	$19.81	$16.88	$17.96	$15.82	$14.93	$15.80
Value at end of period	$22.17	$19.81	$16.88	$17.96	$15.82	$14.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	105
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2015)
Value at beginning of period	$22.20	$18.32	$19.88	$16.95	$15.87	$15.34
Value at end of period	$25.10	$22.20	$18.32	$19.88	$16.95	$15.87
Number of accumulation units outstanding at end of period	0	0	0	2,392	2,190	2,105
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2017)
Value at beginning of period	$23.38	$18.94	$20.86	$20.55
Value at end of period	$26.76	$23.38	$18.94	$20.86
Number of accumulation units outstanding at end of period	0	180	0	193
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2015)
Value at beginning of period	$15.60	$13.95	$14.55	$13.46	$12.94	$13.50
Value at end of period	$17.16	$15.60	$13.95	$14.55	$13.46	$12.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	114
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$16.90	$15.54	$15.75	$15.19	$14.75	$14.81	$14.02	$14.23	$13.17	$12.32
Value at end of period	$18.07	$16.90	$15.54	$15.75	$15.19	$14.75	$14.81	$14.02	$14.23	$13.17
Number of accumulation units outstanding at end of period	0	0	979	0	0	0	0	872	1,710	1,336
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.69	$11.85	$14.07	$11.62	$11.52	$12.04	$13.02	$10.94	$9.29	$11.11
Value at end of period	$13.46	$13.69	$11.85	$14.07	$11.62	$11.52	$12.04	$13.02	$10.94	$9.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,630	1,559	1,769

CFI 54

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$31.43	$23.91	$24.52	$19.09	$18.55	$17.61	$16.56
Value at end of period	$40.73	$31.43	$23.91	$24.52	$19.09	$18.55	$17.61
Number of accumulation units outstanding at end of period	0	0	0	0	27	27	15
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$18.45	$14.91	$16.17
Value at end of period	$19.40	$18.45	$14.91
Number of accumulation units outstanding at end of period	0	0	470
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$20.30	$15.84	$17.93
Value at end of period	$28.40	$20.30	$15.84
Number of accumulation units outstanding at end of period	0	72	2,739
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$26.46	$21.45	$27.73	$20.70	$21.02	$19.61	$21.04	$16.50	$13.83	$16.92
Value at end of period	$30.30	$26.46	$21.45	$27.73	$20.70	$21.02	$19.61	$21.04	$16.50	$13.83
Number of accumulation units outstanding at end of period	0	0	0	0	67	65	37	223	0	0
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$23.77	$19.18	$21.83	$19.23
Value at end of period	$28.13	$23.77	$19.18	$21.83
Number of accumulation units outstanding at end of period	0	0	0	3
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.96	$17.06	$18.26	$15.99	$15.23	$15.38	$14.70	$12.76	$11.35	$11.81
Value at end of period	$22.47	$19.96	$17.06	$18.26	$15.99	$15.23	$15.38	$14.70	$12.76	$11.35
Number of accumulation units outstanding at end of period	7,453	7,156	6,835	7,555	25,034	31,587	30,235	20,670	21,580	41,308
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.83	$18.09	$19.90	$16.81	$15.96	$16.18	$15.45	$12.96	$11.35	$12.01
Value at end of period	$24.77	$21.83	$18.09	$19.90	$16.81	$15.96	$16.18	$15.45	$12.96	$11.35
Number of accumulation units outstanding at end of period	8,788	6,996	7,299	3,092	12,041	11,574	11,553	27,649	24,597	34,710
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.80	$18.57	$20.87	$17.37	$16.47	$16.77	$15.96	$13.05	$11.39	$12.13
Value at end of period	$26.28	$22.80	$18.57	$20.87	$17.37	$16.47	$16.77	$15.96	$13.05	$11.39
Number of accumulation units outstanding at end of period	2,945	2,829	2,993	2,835	12,979	11,064	9,577	22,551	20,157	38,180
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2011)
Value at beginning of period	$21.90	$17.75	$20.02	$16.60	$15.74	$16.03	$15.22	$12.43	$10.86	$10.85
Value at end of period	$25.18	$21.90	$17.75	$20.02	$16.60	$15.74	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	3,345	4,914	2,900	1,555	1,825	1,228	938	1,048	575	1,048
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.85	$14.14	$14.72	$13.58	$13.12	$13.23	$12.62	$11.90	$10.94	$11.25
Value at end of period	$17.58	$15.85	$14.14	$14.72	$13.58	$13.12	$13.23	$12.62	$11.90	$10.94
Number of accumulation units outstanding at end of period	4,617	4,148	3,807	3,238	8,403	4,983	2,084	4,191	3,509	2,872
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2017)
Value at beginning of period	$20.88	$17.66	$18.97	$18.01
Value at end of period	$23.32	$20.88	$17.66	$18.97
Number of accumulation units outstanding at end of period	0	0	2,263	2,072
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$38.80	$29.92	$35.19	$31.91	$25.91	$26.57	$23.80	$18.25	$15.81	$16.45
Value at end of period	$39.86	$38.80	$29.92	$35.19	$31.91	$25.91	$26.57	$23.80	$18.25	$15.81
Number of accumulation units outstanding at end of period	0	19	0	0	550	505	389	0	0	4,738

CFI 55

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$44.34	$32.25	$33.12	$26.03	$24.90	$26.41	$25.50	$18.51	$15.58	$15.36
Value at end of period	$58.64	$44.34	$32.25	$33.12	$26.03	$24.90	$26.41	$25.50	$18.51	$15.58
Number of accumulation units outstanding at end of period	0	0	251	174	0	0	0	6,087	177	2,015
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.47	$20.80	$23.03	$19.09	$17.74	$17.35	$15.50	$11.59	$10.40	$10.99
Value at end of period	$33.12	$27.47	$20.80	$23.03	$19.09	$17.74	$17.35	$15.50	$11.59	$10.40
Number of accumulation units outstanding at end of period	0	0	0	0	4	24	14	5,308	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.73	$11.55	$12.88	$11.73	$10.28	$10.60	$10.43
Value at end of period	$14.95	$13.73	$11.55	$12.88	$11.73	$10.28	$10.60
Number of accumulation units outstanding at end of period	3,814	3,432	3,754	3,798	3,485	2,945	2,761
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.26	$28.94	$33.21	$29.42	$25.85	$26.86	$23.53	$18.02	$15.13	$14.97
Value at end of period	$36.08	$36.26	$28.94	$33.21	$29.42	$25.85	$26.86	$23.53	$18.02	$15.13
Number of accumulation units outstanding at end of period	0	40	1,498	0	231	214	146	39	0	263
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$36.02	$26.45	$29.11
Value at end of period	$47.13	$36.02	$26.45
Number of accumulation units outstanding at end of period	0	0	138
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2017)
Value at beginning of period	$27.72	$22.11	$24.59	$22.67
Value at end of period	$27.74	$27.72	$22.11	$24.59
Number of accumulation units outstanding at end of period	0	0	992	918

TABLE 17
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$36.11	$27.37	$27.90	$26.39
Value at end of period	$50.69	$36.11	$27.37	$27.90
Number of accumulation units outstanding at end of period	1,919	1,727	1,542	1,292
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2017)
Value at beginning of period	$36.92	$28.03	$27.66	$26.63
Value at end of period	$48.53	$36.92	$28.03	$27.66
Number of accumulation units outstanding at end of period	0	0	0	4
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2019)
Value at beginning of period	$12.57	$12.53
Value at end of period	$13.70	$12.57
Number of accumulation units outstanding at end of period	59	59

CFI 56

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
Value at beginning of period	$25.81	$20.83	$23.48	$19.04	$18.08	$18.69	$18.18	$14.72	$12.49	$13.66
Value at end of period	$29.45	$25.81	$20.83	$23.48	$19.04	$18.08	$18.69	$18.18	$14.72	$12.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,995	4,400	2,562	0	1,199
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$23.07	$18.29	$19.81	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80	$9.08
Value at end of period	$26.22	$23.07	$18.29	$19.81	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80
Number of accumulation units outstanding at end of period	5,606	3,666	4,300	2,656	1,384	3,729	4,896	1,915	2,615	29,036
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2017)
Value at beginning of period	$23.93	$18.72	$21.23	$20.57
Value at end of period	$25.47	$23.93	$18.72	$21.23
Number of accumulation units outstanding at end of period	370	88	81	73
BLACKROCK MID CAP DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2019)
Value at beginning of period	$33.37	$31.38
Value at end of period	$35.34	$33.37
Number of accumulation units outstanding at end of period	243	256
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$20.24	$15.67	$17.73	$15.29	$13.42	$13.80	$12.44	$9.56	$8.40	$8.96
Value at end of period	$21.21	$20.24	$15.67	$17.73	$15.29	$13.42	$13.80	$12.44	$9.56	$8.40
Number of accumulation units outstanding at end of period	601	0	0	0	0	0	0	0	9	4,745
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during November 2018)
Value at beginning of period	$16.17	$13.34	$14.58
Value at end of period	$16.29	$16.17	$13.34
Number of accumulation units outstanding at end of period	349	0	139
DODGE & COX STOCK FUND
Value at beginning of period	$23.83
Value at end of period	$31.41
Number of accumulation units outstanding at end of period	18
INVESCO ENDEAVOR FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$23.61	$19.58	$23.84	$22.54
Value at end of period	$23.31	$23.61	$19.58	$23.84
Number of accumulation units outstanding at end of period	397	327	270	222
INVESCO HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2017)
Value at beginning of period	$90.13	$68.93	$69.27	$72.35
Value at end of period	$102.16	$90.13	$68.93	$69.27
Number of accumulation units outstanding at end of period	717	736	655	421
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	49
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$25.48	$23.89
Value at end of period	$14.81	$25.48
Number of accumulation units outstanding at end of period	0	25
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during November 2018)
Value at beginning of period	$37.32	$28.57	$33.32
Value at end of period	$63.76	$37.32	$28.57
Number of accumulation units outstanding at end of period	49	0	20

CFI 57

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$33.30	$31.49
Value at end of period	$32.49	$33.30
Number of accumulation units outstanding at end of period	1,110	1,376
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.99
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	13,382
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2018)
Value at beginning of period	$21.72	$18.16	$19.15
Value at end of period	$25.00	$21.72	$18.16
Number of accumulation units outstanding at end of period	1,049	827	633
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$33.06	$28.01	$31.75	$28.82	$23.48	$24.63	$22.56	$17.37	$14.72	$15.66
Value at end of period	$35.85	$33.06	$28.01	$31.75	$28.82	$23.48	$24.63	$22.56	$17.37	$14.72
Number of accumulation units outstanding at end of period	3,832	3,839	0	0	0	1,183	1,031	74	1,370	1,228
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
(CLASS R)
(Funds were first received in this option during June 2013)
Value at beginning of period	$30.58	$24.41	$26.97	$24.44	$19.05	$19.38	$18.40	$15.60
Value at end of period	$31.61	$30.58	$24.41	$26.97	$24.44	$19.05	$19.38	$18.40
Number of accumulation units outstanding at end of period	0	0	0	0	134	114	92	70
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.85	$12.97	$13.37	$12.33	$11.72	$12.37	$12.45	$13.11	$12.28	$11.96
Value at end of period	$14.96	$13.85	$12.97	$13.37	$12.33	$11.72	$12.37	$12.45	$13.11	$12.28
Number of accumulation units outstanding at end of period	1,395	1,341	1,356	55	110	740	341	0	275	3,842
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.21	$10.94	$12.10	$9.86	$9.37	$10.02
Value at end of period	$12.99	$13.21	$10.94	$12.10	$9.86	$9.37
Number of accumulation units outstanding at end of period	1,120	1,119	1,174	713	618	619
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.72	$16.81	$17.89	$15.76	$14.89	$15.26	$14.58	$12.57	$11.23	$11.51
Value at end of period	$22.05	$19.72	$16.81	$17.89	$15.76	$14.89	$15.26	$14.58	$12.57	$11.23
Number of accumulation units outstanding at end of period	16,321	15,301	20,979	11,767	28,303	11,613	12,638	13,520	24,758	10,997
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$22.09	$18.24	$19.80	$16.90	$15.82	$16.24	$15.47	$12.81	$11.23	$12.45
Value at end of period	$24.97	$22.09	$18.24	$19.80	$16.90	$15.82	$16.24	$15.47	$12.81	$11.23
Number of accumulation units outstanding at end of period	919	885	7,027	8,215	21,043	9,639	10,697	8,850	15,296	5,569
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.26	$18.86	$20.78	$17.46	$16.31	$16.78	$15.96	$12.99	$11.32	$11.93
Value at end of period	$26.62	$23.26	$18.86	$20.78	$17.46	$16.31	$16.78	$15.96	$12.99	$11.32
Number of accumulation units outstanding at end of period	168	135	2,208	1,827	9,608	3,701	3,561	3,497	7,819	3,800
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2011)
Value at beginning of period	$22.57	$18.25	$20.17	$16.87	$15.79	$16.25	$15.43	$12.55	$10.94	$10.94
Value at end of period	$25.75	$22.57	$18.25	$20.17	$16.87	$15.79	$16.25	$15.43	$12.55	$10.94
Number of accumulation units outstanding at end of period	220	221	1,881	1,574	3,033	3,394	2,674	2,168	243	32
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.53	$13.89	$14.49	$13.41	$12.90	$13.17	$12.55	$11.76	$10.93	$10.75
Value at end of period	$17.06	$15.53	$13.89	$14.49	$13.41	$12.90	$13.17	$12.55	$11.76	$10.93
Number of accumulation units outstanding at end of period	7,926	9,442	294	2,036	8,243	6,566	5,492	5,252	3,913	30

CFI 58

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$13.59	$11.77	$13.99	$11.56	$11.46	$11.98	$12.97	$10.90	$9.26	$10.64
Value at end of period	$13.36	$13.59	$11.77	$13.99	$11.56	$11.46	$11.98	$12.97	$10.90	$9.26
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2018)
Value at beginning of period	$11.34	$9.44	$10.06
Value at end of period	$12.11	$11.34	$9.44
Number of accumulation units outstanding at end of period	93	164	60
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.28	$23.81	$24.43	$19.03	$18.50	$17.57	$15.63	$12.06	$10.32	$10.32
Value at end of period	$40.53	$31.28	$23.81	$24.43	$19.03	$18.50	$17.57	$15.63	$12.06	$10.32
Number of accumulation units outstanding at end of period	3,732	3,588	4,621	3,256	6,047	5,161	4,761	3,674	2,942	6,151
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2015)
Value at beginning of period	$17.70	$14.33	$15.72	$13.99	$12.45	$13.24
Value at end of period	$18.54	$17.70	$14.33	$15.72	$13.99	$12.45
Number of accumulation units outstanding at end of period	486	621	8	516	501	501
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2019)
Value at beginning of period	$18.28	$16.72
Value at end of period	$19.20	$18.28
Number of accumulation units outstanding at end of period	675	669
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2019)
Value at beginning of period	$46.00	$41.21
Value at end of period	$63.03	$46.00
Number of accumulation units outstanding at end of period	0	472
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$35.00	$27.95	$33.48	$30.33	$24.56	$24.95	$23.61	$17.27	$15.20	$15.72
Value at end of period	$38.98	$35.00	$27.95	$33.48	$30.33	$24.56	$24.95	$23.61	$17.27	$15.20
Number of accumulation units outstanding at end of period	2,297	808	686	24	131	468	970	942	357	713
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.86	$16.98	$18.19	$15.93	$15.19	$15.34	$14.67	$12.74	$11.33	$11.81
Value at end of period	$22.35	$19.86	$16.98	$18.19	$15.93	$15.19	$15.34	$14.67	$12.74	$11.33
Number of accumulation units outstanding at end of period	36,018	35,608	59,553	36,674	20,707	63,183	74,560	57,881	95,426	66,828
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.73	$18.01	$19.82	$16.75	$15.91	$16.14	$15.42	$12.94	$11.34	$12.01
Value at end of period	$24.63	$21.73	$18.01	$19.82	$16.75	$15.91	$16.14	$15.42	$12.94	$11.34
Number of accumulation units outstanding at end of period	19,686	17,523	14,743	13,789	11,368	44,399	51,941	68,918	93,876	79,631
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.68	$18.49	$20.79	$17.31	$16.42	$16.73	$15.93	$13.03	$11.38	$12.13
Value at end of period	$26.13	$22.68	$18.49	$20.79	$17.31	$16.42	$16.73	$15.93	$13.03	$11.38
Number of accumulation units outstanding at end of period	10,261	9,397	9,473	10,765	6,717	19,775	22,387	21,590	28,438	27,548
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.79	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19	$12.41	$10.85	$11.55
Value at end of period	$25.05	$21.79	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19	$12.41	$10.85
Number of accumulation units outstanding at end of period	8,454	6,209	4,294	1,976	1,587	3,816	2,183	976	13,586	11,140
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.77	$14.08	$14.66	$13.53	$13.08	$13.20	$12.60	$11.89	$10.93	$10.99
Value at end of period	$17.49	$15.77	$14.08	$14.66	$13.53	$13.08	$13.20	$12.60	$11.89	$10.93
Number of accumulation units outstanding at end of period	3,839	2,004	1,769	24,365	1,034	21,098	4,090	3,807	20,134	14,314

CFI 59

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$38.49	$29.69	$34.95	$31.70	$25.76	$26.42	$23.68	$18.17	$15.74	$16.57
Value at end of period	$39.53	$38.49	$29.69	$34.95	$31.70	$25.76	$26.42	$23.68	$18.17	$15.74
Number of accumulation units outstanding at end of period	901	29	1,435	283	1,329	1,914	1,426	618	220	173
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.62	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01	$10.37
Value at end of period	$22.40	$20.62	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01
Number of accumulation units outstanding at end of period	280	801	765	0	351	467	467	467	350	109
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.69	$11.52	$12.86	$11.72	$10.27	$10.60	$10.43
Value at end of period	$14.90	$13.69	$11.52	$12.86	$11.72	$10.27	$10.60
Number of accumulation units outstanding at end of period	0	0	0	0	1,078	1,065	1,077
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2017)
Value at beginning of period	$25.09	$20.30	$23.70	$22.89
Value at end of period	$25.59	$25.09	$20.30	$23.70
Number of accumulation units outstanding at end of period	1,098	1,605	1,594	1,382
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2018)
Value at beginning of period	$19.64	$15.04	$18.77
Value at end of period	$25.96	$19.64	$15.04
Number of accumulation units outstanding at end of period	1,797	1,835	1,757
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2017)
Value at beginning of period	$32.86	$26.23	$29.58	$28.91
Value at end of period	$37.87	$32.86	$26.23	$29.58
Number of accumulation units outstanding at end of period	798	873	1,286	1,081
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$35.76	$26.28	$27.37	$22.11	$20.75	$20.50	$18.48	$13.78	$11.96	$12.52
Value at end of period	$46.78	$35.76	$26.28	$27.37	$22.11	$20.75	$20.50	$18.48	$13.78	$11.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	110	418
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$39.14	$28.82	$30.09	$27.00
Value at end of period	$51.03	$39.14	$28.82	$30.09
Number of accumulation units outstanding at end of period	0	388	94	73
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2018)
Value at beginning of period	$40.37	$31.19	$33.76
Value at end of period	$54.61	$40.37	$31.19
Number of accumulation units outstanding at end of period	1,920	1,295	1,338
WANGER INTERNATIONAL
(Funds were first received in this option during December 2020)
Value at beginning of period	$15.75
Value at end of period	$18.28
Number of accumulation units outstanding at end of period	683
WANGER USA
(Funds were first received in this option during October 2017)
Value at beginning of period	$42.18	$32.50	$33.31	$32.55
Value at end of period	$51.88	$42.18	$32.50	$33.31
Number of accumulation units outstanding at end of period	0	47	4	1

CFI 60

Condensed Financial Information (continued)

TABLE 18
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2018)
Value at beginning of period	$36.72	$27.90	$28.27
Value at end of period	$48.25	$36.72	$27.90
Number of accumulation units outstanding at end of period	717	969	496
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during November 2017)
Value at beginning of period	$29.34	$23.68	$25.26	$24.36
Value at end of period	$33.06	$29.34	$23.68	$25.26
Number of accumulation units outstanding at end of period	276	0	0	621
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2017)
Value at beginning of period	$12.50	$11.73	$12.18	$12.13
Value at end of period	$13.62	$12.50	$11.73	$12.18
Number of accumulation units outstanding at end of period	0	0	0	1,183
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$25.69	$21.82	$22.69	$19.89	$18.53	$18.45	$17.14	$14.25	$12.63	$12.30
Value at end of period	$28.15	$25.69	$21.82	$22.69	$19.89	$18.53	$18.45	$17.14	$14.25	$12.63
Number of accumulation units outstanding at end of period	166	320	10,081	9,082	9,126	7,837	805	0	934	5,312
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during October 2011)
Value at beginning of period	$25.68	$20.73	$23.38	$18.97	$18.02	$18.64	$18.13	$14.69	$12.47	$12.65
Value at end of period	$29.28	$25.68	$20.73	$23.38	$18.97	$18.02	$18.64	$18.13	$14.69	$12.47
Number of accumulation units outstanding at end of period	0	0	1,162	1,035	1,701	1,217	2,008	0	971	67
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$26.10	$20.79	$24.81	$19.20	$19.29	$19.67	$20.43	$17.20	$14.60	$17.09
Value at end of period	$32.20	$26.10	$20.79	$24.81	$19.20	$19.29	$19.67	$20.43	$17.20	$14.60
Number of accumulation units outstanding at end of period	1,058	0	2,251	2,359	3,290	8,742	6,642	10,238	5,462	7,014
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$22.94	$18.19	$19.71	$16.17	$14.54	$14.24	$13.23	$10.18	$8.79	$9.06
Value at end of period	$26.06	$22.94	$18.19	$19.71	$16.17	$14.54	$14.24	$13.23	$10.18	$8.79
Number of accumulation units outstanding at end of period	973	0	4,137	4,097	1,842	1,521	0	557	14,415	13,839
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$34.30	$26.69	$28.69	$22.53	$22.38	$21.50	$21.08	$16.82	$14.09	$15.43
Value at end of period	$45.22	$34.30	$26.69	$28.69	$22.53	$22.38	$21.50	$21.08	$16.82	$14.09
Number of accumulation units outstanding at end of period	0	0	0	451	4,230	3,918	1,055	726	4,327	489
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$35.33	$27.90	$29.09	$23.34	$21.77	$20.90	$19.35	$14.63	$12.27	$13.05
Value at end of period	$48.13	$35.33	$27.90	$29.09	$23.34	$21.77	$20.90	$19.35	$14.63	$12.27
Number of accumulation units outstanding at end of period	1,533	387	1,017	2,810	488	459	427	3,199	9,537	11,431
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$24.82	$21.13	$22.54	$20.12	$18.42	$18.93	$17.68	$15.14	$13.68	$13.12
Value at end of period	$25.76	$24.82	$21.13	$22.54	$20.12	$18.42	$18.93	$17.68	$15.14	$13.68
Number of accumulation units outstanding at end of period	1,546	1,558	0	0	1,101	10,170	11,310	9,511	1,451	7,241

CFI 61

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$30.05	$24.23	$25.27	$21.28	$18.99	$19.25	$17.52	$13.44	$12.09	$11.43
Value at end of period	$31.99	$30.05	$24.23	$25.27	$21.28	$18.99	$19.25	$17.52	$13.44	$12.09
Number of accumulation units outstanding at end of period	0	0	0	126	500	438	360	0	0	4,319
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2020)
Value at beginning of period	$21.52
Value at end of period	$21.82
Number of accumulation units outstanding at end of period	593
DODGE & COX STOCK FUND
Value at beginning of period	$30.84
Value at end of period	$31.24
Number of accumulation units outstanding at end of period	1,053
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.35
Value at end of period	$26.06
Number of accumulation units outstanding at end of period	420
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$29.06	$23.62	$26.83	$24.76	$22.24	$23.32	$22.45	$18.11	$16.15	$16.82
Value at end of period	$27.41	$29.06	$23.62	$26.83	$24.76	$22.24	$23.32	$22.45	$18.11	$16.15
Number of accumulation units outstanding at end of period	849	0	1,138	1,231	0	0	0	516	1,274	485
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$32.87	$29.34
Value at end of period	$34.21	$32.87
Number of accumulation units outstanding at end of period	203	19
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during March 2017)
Value at beginning of period	$32.05	$24.57	$26.03	$23.35
Value at end of period	$49.46	$32.05	$24.57	$26.03
Number of accumulation units outstanding at end of period	0	0	1,327	499
INVESCO HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2017)
Value at beginning of period	$89.48	$68.47	$68.84	$66.64
Value at end of period	$101.38	$89.48	$68.47	$68.84
Number of accumulation units outstanding at end of period	0	0	314	307
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	132
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during March 2017)
Value at beginning of period	$25.28	$20.30	$23.29	$21.39
Value at end of period	$14.69	$25.28	$20.30	$23.29
Number of accumulation units outstanding at end of period	0	0	1,172	1,121
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2018)
Value at beginning of period	$24.68	$20.31	$22.15
Value at end of period	$25.06	$24.68	$20.31
Number of accumulation units outstanding at end of period	4,993	4,806	6,312
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.97	$14.36
Value at end of period	$16.54	$14.97
Number of accumulation units outstanding at end of period	0	2,116

CFI 62

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ROYCE TOTAL RETURN FUND (SERVICE CLASS)
(Funds were first received in this option during December 2020)
Value at beginning of period	$10.69
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	901
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$32.80	$27.80	$31.53	$28.63	$23.34	$24.49	$22.44	$17.29	$14.66	$15.61
Value at end of period	$35.55	$32.80	$27.80	$31.53	$28.63	$23.34	$24.49	$22.44	$17.29	$14.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.37
Value at end of period	$21.95
Number of accumulation units outstanding at end of period	246
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.77	$12.90	$13.30	$12.27	$11.67	$12.33	$12.41	$13.08	$12.25	$11.94
Value at end of period	$14.86	$13.77	$12.90	$13.30	$12.27	$11.67	$12.33	$12.41	$13.08	$12.25
Number of accumulation units outstanding at end of period	0	2,311	514	2,937	238	185	0	765	2,017	856
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.17	$10.92	$12.08	$9.85	$9.37	$10.02
Value at end of period	$12.95	$13.17	$10.92	$12.08	$9.85	$9.37
Number of accumulation units outstanding at end of period	361	339	0	0	0	857
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$15.25	$14.62	$14.62	$14.52	$14.41	$14.31	$13.75	$14.13	$13.85	$13.00
Value at end of period	$15.69	$15.25	$14.62	$14.62	$14.52	$14.41	$14.31	$13.75	$14.13	$13.85
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	2,205	13,864
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$9.98	$9.92	$9.90	$9.91
Value at end of period	$9.88	$9.98	$9.92	$9.90
Number of accumulation units outstanding at end of period	0	0	1,486	2,949
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.95	$27.17
Value at end of period	$33.13	$28.95
Number of accumulation units outstanding at end of period	24	18
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.61	$27.71
Value at end of period	$31.65	$29.61
Number of accumulation units outstanding at end of period	284	78
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$19.62	$16.74	$17.82	$15.71	$14.85	$15.22	$14.55	$12.55	$11.22	$11.62
Value at end of period	$21.93	$19.62	$16.74	$17.82	$15.71	$14.85	$15.22	$14.55	$12.55	$11.22
Number of accumulation units outstanding at end of period	6,399	0	0	1,374	6,416	4,611	0	32,119	2,503	2,015
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$21.98	$18.16	$19.72	$16.84	$15.77	$16.20	$15.44	$12.79	$11.22	$11.82
Value at end of period	$24.83	$21.98	$18.16	$19.72	$16.84	$15.77	$16.20	$15.44	$12.79	$11.22
Number of accumulation units outstanding at end of period	5,760	229	229	1,448	4,443	4,310	0	2,776	8,635	7,655
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$23.15	$18.77	$20.70	$17.40	$16.26	$16.74	$15.93	$12.97	$11.31	$12.04
Value at end of period	$26.47	$23.15	$18.77	$20.70	$17.40	$16.26	$16.74	$15.93	$12.97	$11.31
Number of accumulation units outstanding at end of period	1,549	0	182	3,149	1,471	946	0	1,553	6,035	4,066

CFI 63

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$22.46	$18.17	$20.09	$16.81	$15.74	$16.21	$15.40	$12.53	$10.93	$12.31
Value at end of period	$25.61	$22.46	$18.17	$20.09	$16.81	$15.74	$16.21	$15.40	$12.53	$10.93
Number of accumulation units outstanding at end of period	196	0	0	328	0	0	0	0	67	39
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2017)
Value at beginning of period	$15.45	$13.83	$14.43	$14.31
Value at end of period	$16.97	$15.45	$13.83	$14.43
Number of accumulation units outstanding at end of period	756	0	0	3,821
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$16.63	$15.31	$15.54	$15.00	$14.57	$14.65	$13.88	$14.10	$13.07	$12.23
Value at end of period	$17.77	$16.63	$15.31	$15.54	$15.00	$14.57	$14.65	$13.88	$14.10	$13.07
Number of accumulation units outstanding at end of period	1,003	0	61	0	2,525	21,207	22,757	20,530	16,143	227
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$13.50	$11.70	$13.91	$11.50	$11.41	$11.93	$13.39
Value at end of period	$13.26	$13.50	$11.70	$13.91	$11.50	$11.41	$11.93
Number of accumulation units outstanding at end of period	296	0	841	507	446	240	203
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$31.14	$23.72	$24.34	$18.97	$18.45	$17.54	$16.50
Value at end of period	$40.32	$31.14	$23.72	$24.34	$18.97	$18.45	$17.54
Number of accumulation units outstanding at end of period	131	0	0	0	0	4,122	3,873
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2015)
Value at beginning of period	$17.64	$14.29	$15.68	$13.96	$12.43	$13.22
Value at end of period	$18.47	$17.64	$14.29	$15.68	$13.96	$12.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,218
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$18.20	$17.22
Value at end of period	$19.12	$18.20
Number of accumulation units outstanding at end of period	211	8
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2017)
Value at beginning of period	$18.16	$14.69	$16.12	$15.54
Value at end of period	$19.06	$18.16	$14.69	$16.12
Number of accumulation units outstanding at end of period	0	0	0	228
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$20.16	$15.75	$17.19	$15.08
Value at end of period	$28.18	$20.16	$15.75	$17.19
Number of accumulation units outstanding at end of period	1,049	411	320	1,524
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$26.04	$21.13	$27.35	$20.44	$20.77	$19.40	$20.84	$16.35	$13.72	$16.81
Value at end of period	$29.79	$26.04	$21.13	$27.35	$20.44	$20.77	$19.40	$20.84	$16.35	$13.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	21	16	5
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2020)
Value at beginning of period	$29.59
Value at end of period	$30.75
Number of accumulation units outstanding at end of period	641

CFI 64

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2020)
Value at beginning of period	$26.08
Value at end of period	$27.78
Number of accumulation units outstanding at end of period	229
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$34.72	$27.74	$33.25	$30.13	$24.41	$24.81	$23.49	$17.20	$15.14	$15.66
Value at end of period	$38.65	$34.72	$27.74	$33.25	$30.13	$24.41	$24.81	$23.49	$17.20	$15.14
Number of accumulation units outstanding at end of period	664	943	0	1,377	305	2,481	2,292	4,315	1,388	2,457
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.77	$16.90	$18.12	$15.88	$15.14	$15.31	$14.65	$12.72	$11.32	$11.80
Value at end of period	$22.23	$19.77	$16.90	$18.12	$15.88	$15.14	$15.31	$14.65	$12.72	$11.32
Number of accumulation units outstanding at end of period	0	0	0	0	3,750	3,751	4,069	20,664	23,399	16,406
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.62	$17.93	$19.74	$16.69	$15.87	$16.10	$15.39	$12.92	$11.33	$12.00
Value at end of period	$24.50	$21.62	$17.93	$19.74	$16.69	$15.87	$16.10	$15.39	$12.92	$11.33
Number of accumulation units outstanding at end of period	0	0	0	0	1,235	1,234	2,812	10,273	10,410	12,419
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.57	$18.41	$20.71	$17.25	$16.37	$16.69	$15.90	$13.01	$11.37	$12.12
Value at end of period	$25.99	$22.57	$18.41	$20.71	$17.25	$16.37	$16.69	$15.90	$13.01	$11.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	6,864	8,076	8,338
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2012)
Value at beginning of period	$21.69	$17.60	$19.87	$16.49	$15.65	$15.95	$15.16	$12.40	$11.79
Value at end of period	$24.91	$21.69	$17.60	$19.87	$16.49	$15.65	$15.95	$15.16	$12.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,045	0	620
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.70	$14.01	$14.60	$13.48	$13.04	$13.17	$12.57	$11.87	$10.92	$10.99
Value at end of period	$17.39	$15.70	$14.01	$14.60	$13.48	$13.04	$13.17	$12.57	$11.87	$10.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$18.95	$16.67	$17.55	$16.54
Value at end of period	$20.73	$18.95	$16.67	$17.55
Number of accumulation units outstanding at end of period	0	0	259	214
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$21.87	$17.98	$19.81	$17.90
Value at end of period	$24.76	$21.87	$17.98	$19.81
Number of accumulation units outstanding at end of period	0	0	1,000	894
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$38.19	$29.47	$34.70	$31.50	$25.61	$26.28	$23.57	$18.09	$15.68	$16.33
Value at end of period	$39.20	$38.19	$29.47	$34.70	$31.50	$25.61	$26.28	$23.57	$18.09	$15.68
Number of accumulation units outstanding at end of period	128	0	20	289	166	146	109	302	1,358	1,227
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$43.64	$31.77	$32.66	$25.70	$24.60	$26.13	$25.25	$18.34	$15.46	$15.25
Value at end of period	$57.66	$43.64	$31.77	$32.66	$25.70	$24.60	$26.13	$25.25	$18.34	$15.46
Number of accumulation units outstanding at end of period	0	0	0	351	0	1,117	1,323	3,577	1,898	1,248
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.04	$20.49	$22.71	$18.84	$17.53	$17.17	$15.35	$11.49	$10.32	$10.92
Value at end of period	$32.56	$27.04	$20.49	$22.71	$18.84	$17.53	$17.17	$15.35	$11.49	$10.32
Number of accumulation units outstanding at end of period	0	0	348	1,694	0	0	0	1,929	1,843	3,759

CFI 65

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.48	$17.18	$21.07	$19.15	$15.62	$16.23	$15.69	$11.30	$9.98	$10.35
Value at end of period	$22.24	$20.48	$17.18	$21.07	$19.15	$15.62	$16.23	$15.69	$11.30	$9.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.70	$21.50	$24.76	$21.22	$18.17	$19.49	$18.01	$13.45	$11.43	$11.78
Value at end of period	$26.35	$26.70	$21.50	$24.76	$21.22	$18.17	$19.49	$18.01	$13.45	$11.43
Number of accumulation units outstanding at end of period	14	12	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.66	$13.02
Value at end of period	$14.85	$13.66
Number of accumulation units outstanding at end of period	163	154
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2018)
Value at beginning of period	$28.87	$22.15	$26.48
Value at end of period	$36.49	$28.87	$22.15
Number of accumulation units outstanding at end of period	345	33	531
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$35.68	$28.52	$32.75	$29.05	$25.54	$26.57	$23.30	$17.86	$15.01	$15.36
Value at end of period	$35.48	$35.68	$28.52	$32.75	$29.05	$25.54	$26.57	$23.30	$17.86	$15.01
Number of accumulation units outstanding at end of period	137	686	40	40	40	40	0	2,237	4,013	3,975
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$35.51	$26.11	$27.21	$21.99	$20.64	$20.41	$18.41	$13.73	$11.93	$12.49
Value at end of period	$46.43	$35.51	$26.11	$27.21	$21.99	$20.64	$20.41	$18.41	$13.73	$11.93
Number of accumulation units outstanding at end of period	1,462	1,471	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$38.83	$28.61	$29.88	$24.22	$22.78	$22.59	$20.41	$15.27	$14.66
Value at end of period	$50.60	$38.83	$28.61	$29.88	$24.22	$22.78	$22.59	$20.41	$15.27
Number of accumulation units outstanding at end of period	811	0	0	291	252	203	0	0	52
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$40.05	$30.96	$31.65	$23.95	$23.86	$21.77	$20.25	$14.70	$12.50	$12.77
Value at end of period	$54.15	$40.05	$30.96	$31.65	$23.95	$23.86	$21.77	$20.25	$14.70	$12.50
Number of accumulation units outstanding at end of period	499	46	1,074	1,671	4,385	3,963	3,274	853	1,013	610
WANGER INTERNATIONAL
(Funds were first received in this option during July 2020)
Value at beginning of period	$9.76
Value at end of period	$18.15
Number of accumulation units outstanding at end of period	267
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$32.73	$29.98
Value at end of period	$32.75	$32.73
Number of accumulation units outstanding at end of period	1,053	1,055

CFI 66

Condensed Financial Information (continued)

TABLE 19
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$22.80	$18.09	$19.62	$16.10	$14.49	$14.19	$13.19	$10.15	$8.77	$9.05
Value at end of period	$25.89	$22.80	$18.09	$19.62	$16.10	$14.49	$14.19	$13.19	$10.15	$8.77
Number of accumulation units outstanding at end of period	0	0	0	3,890	0	551	405	851	0	0
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$34.03	$26.49	$28.49	$22.38	$22.25	$21.38	$20.97	$16.74	$14.03	$15.38
Value at end of period	$44.84	$34.03	$26.49	$28.49	$22.38	$22.25	$21.38	$20.97	$16.74	$14.03
Number of accumulation units outstanding at end of period	0	0	554	599	599	1,107	1,313	1,654	2,088	1,764
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during February 2017)
Value at beginning of period	$23.68	$18.54	$21.04	$17.08
Value at end of period	$25.18	$23.68	$18.54	$21.04
Number of accumulation units outstanding at end of period	0	0	0	3,240
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during February 2017)
Value at beginning of period	$27.34	$21.70	$23.68	$20.68
Value at end of period	$28.05	$27.34	$21.70	$23.68
Number of accumulation units outstanding at end of period	0	0	0	6,126
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.00
Number of accumulation units outstanding at end of period	1,112
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
(CLASS R)
(Funds were first received in this option during February 2017)
Value at beginning of period	$30.28	$24.19	$26.76	$23.85
Value at end of period	$31.27	$30.28	$24.19	$26.76
Number of accumulation units outstanding at end of period	0	0	0	1,684
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.68	$12.82	$13.23	$12.21	$11.62	$12.28	$12.37	$13.04	$12.22	$11.92
Value at end of period	$14.76	$13.68	$12.82	$13.23	$12.21	$11.62	$12.28	$12.37	$13.04	$12.22
Number of accumulation units outstanding at end of period	0	0	732	731	732	2,438	2,913	3,206	3,178	3,970
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.14	$10.90	$12.06	$9.84	$9.36	$10.02
Value at end of period	$12.92	$13.14	$10.90	$12.06	$9.84	$9.36
Number of accumulation units outstanding at end of period	1	1	1	1	39	900
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2013)
Value at beginning of period	$19.52	$16.66	$17.75	$15.66	$14.80	$15.18	$14.52	$14.52
Value at end of period	$21.81	$19.52	$16.66	$17.75	$15.66	$14.80	$15.18	$14.52
Number of accumulation units outstanding at end of period	0	0	0	299	0	18,049	18,640	17,434
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.87	$18.08	$19.65	$16.78	$15.73	$16.16	$15.41	$12.78	$11.21	$11.71
Value at end of period	$24.70	$21.87	$18.08	$19.65	$16.78	$15.73	$16.16	$15.41	$12.78	$11.21
Number of accumulation units outstanding at end of period	0	0	0	5,261	0	6,798	8,559	7,360	0	0

CFI 67

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$23.03	$18.69	$20.61	$17.34	$16.22	$16.70	$15.90	$12.95	$11.30	$11.92
Value at end of period	$26.33	$23.03	$18.69	$20.61	$17.34	$16.22	$16.70	$15.90	$12.95	$11.30
Number of accumulation units outstanding at end of period	0	0	0	15,050	0	303	293	293	0	0
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.36	$18.09	$20.01	$16.76	$15.70	$16.17	$15.37	$12.52	$10.92	$11.51
Value at end of period	$25.47	$22.36	$18.09	$20.01	$16.76	$15.70	$16.17	$15.37	$12.52	$10.92
Number of accumulation units outstanding at end of period	0	0	0	7,771	0	53	0	0	0	0
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$15.37	$13.76	$14.38	$13.32	$12.83	$13.14
Value at end of period	$16.88	$15.37	$13.76	$14.38	$13.32	$12.83
Number of accumulation units outstanding at end of period	0	0	89	2,599	0	3,887
VOYA LARGE-CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during February 2017)
Value at beginning of period	$35.33	$26.95	$27.68	$22.50
Value at end of period	$45.74	$35.33	$26.95	$27.68
Number of accumulation units outstanding at end of period	0	0	0	8,520
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$31.00	$23.62	$24.26	$18.91	$18.40	$17.50	$16.47
Value at end of period	$40.12	$31.00	$23.62	$24.26	$18.91	$18.40	$17.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,374
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$20.09	$15.70	$17.15	$15.74
Value at end of period	$28.06	$20.09	$15.70	$17.15
Number of accumulation units outstanding at end of period	0	0	959	959
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$25.83	$20.98	$27.16	$20.31	$20.65	$19.29	$20.73	$16.28	$13.67	$16.75
Value at end of period	$29.54	$25.83	$20.98	$27.16	$20.31	$20.65	$19.29	$20.73	$16.28	$13.67
Number of accumulation units outstanding at end of period	2	2	2	2	2	2	2	92	0	0
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$36.77	$29.58	$35.55	$31.30
Value at end of period	$45.96	$36.77	$29.58	$35.55
Number of accumulation units outstanding at end of period	0	0	0	564
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$34.44	$27.54	$33.02	$29.94	$24.27	$24.68	$23.37	$17.12	$15.09	$15.61
Value at end of period	$38.33	$34.44	$27.54	$33.02	$29.94	$24.27	$24.68	$23.37	$17.12	$15.09
Number of accumulation units outstanding at end of period	410	410	410	410	1,057	1,140	1,130	1,216	5,456	3,149
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.67	$16.83	$18.04	$15.82	$15.10	$15.27	$14.62	$12.71	$11.31	$11.80
Value at end of period	$22.11	$19.67	$16.83	$18.04	$15.82	$15.10	$15.27	$14.62	$12.71	$11.31
Number of accumulation units outstanding at end of period	488	488	4,750	4,751	25,156	23,245	28,831	43,183	93,082	86,354
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.51	$17.85	$19.66	$16.63	$15.82	$16.06	$15.36	$12.90	$11.32	$12.00
Value at end of period	$24.37	$21.51	$17.85	$19.66	$16.63	$15.82	$16.06	$15.36	$12.90	$11.32
Number of accumulation units outstanding at end of period	5,079	5,080	5,410	5,412	5,412	6,089	20,031	15,162	48,269	37,474
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.46	$18.32	$20.62	$17.20	$16.32	$16.65	$15.87	$12.99	$11.36	$12.12
Value at end of period	$25.85	$22.46	$18.32	$20.62	$17.20	$16.32	$16.65	$15.87	$12.99	$11.36
Number of accumulation units outstanding at end of period	0	0	0	0	205	1,482	3,830	3,464	18,481	16,773

CFI 68

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$21.58	$17.52	$19.80	$16.44	$15.61	$15.92	$15.13	$12.38	$10.83	$11.56
Value at end of period	$24.78	$21.58	$17.52	$19.80	$16.44	$15.61	$15.92	$15.13	$12.38	$10.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	929	629	402	525	147
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.62	$13.95	$14.55	$13.44	$13.00	$13.14	$12.55	$11.85	$10.91	$10.98
Value at end of period	$17.30	$15.62	$13.95	$14.55	$13.44	$13.00	$13.14	$12.55	$11.85	$10.91
Number of accumulation units outstanding at end of period	0	0	0	88	88	1,314	125	106	1,430	272
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$13.24	$12.37	$12.56	$12.36
Value at end of period	$14.04	$13.24	$12.37	$12.56
Number of accumulation units outstanding at end of period	0	0	0	1,529
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$37.88	$29.25	$34.46	$31.30	$25.45	$26.14	$23.45	$18.01	$15.62	$16.28
Value at end of period	$38.87	$37.88	$29.25	$34.46	$31.30	$25.45	$26.14	$23.45	$18.01	$15.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,101	1,022
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$43.29	$31.54	$32.44	$25.53	$24.46	$25.98	$25.13	$18.26	$15.40	$15.20
Value at end of period	$57.17	$43.29	$31.54	$32.44	$25.53	$24.46	$25.98	$25.13	$18.26	$15.40
Number of accumulation units outstanding at end of period	230	227	867	5,681	832	1,243	5,018	3,818	9,123	9,476
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.82	$20.34	$22.56	$18.72	$17.42	$17.07	$15.27	$11.44	$10.28	$10.88
Value at end of period	$32.29	$26.82	$20.34	$22.56	$18.72	$17.42	$17.07	$15.27	$11.44	$10.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,856	3,259	4,773	6,524
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.34	$17.07	$20.94	$19.05	$15.54	$16.16	$15.63	$11.27	$9.95	$10.32
Value at end of period	$22.08	$20.34	$17.07	$20.94	$19.05	$15.54	$16.16	$15.63	$11.27	$9.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	179	5,705	4,806	6,845	6,554
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.40	$28.30	$32.53	$28.86	$25.39	$26.42	$23.18	$17.78	$14.95	$14.82
Value at end of period	$35.18	$35.40	$28.30	$32.53	$28.86	$25.39	$26.42	$23.18	$17.78	$14.95
Number of accumulation units outstanding at end of period	0	0	492	3,165	492	1,657	3,460	3,478	9,002	8,228
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$35.26	$25.94	$27.05	$21.87	$20.54	$20.32	$18.33	$13.68	$11.89	$12.46
Value at end of period	$46.08	$35.26	$25.94	$27.05	$21.87	$20.54	$20.32	$18.33	$13.68	$11.89
Number of accumulation units outstanding at end of period	0	0	0	0	95	95	95	95	7,250	3,682
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$39.73	$30.73	$31.43	$23.80	$23.71	$21.65	$20.15	$14.63	$12.45	$12.73
Value at end of period	$53.70	$39.73	$30.73	$31.43	$23.80	$23.71	$21.65	$20.15	$14.63	$12.45
Number of accumulation units outstanding at end of period	0	0	0	0	77	277	274	267	2,545	2,694

CFI 69

Condensed Financial Information (continued)

TABLE 20
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$25.68	$20.48	$24.46	$18.95	$19.06	$19.46	$20.23	$17.05	$14.48	$16.97
Value at end of period	$31.66	$25.68	$20.48	$24.46	$18.95	$19.06	$19.46	$20.23	$17.05	$14.48
Number of accumulation units outstanding at end of period	103	103	103	6,050	2,906	2,060	7,030	6,927	18,028	9,880
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2012)
Value at beginning of period	$22.67	$18.00	$19.53	$16.03	$14.43	$14.14	$13.15	$10.13	$9.74
Value at end of period	$25.73	$22.67	$18.00	$19.53	$16.03	$14.43	$14.14	$13.15	$10.13
Number of accumulation units outstanding at end of period	9	9	9	5,008	0	0	3,886	3,751	3,254
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$33.76	$26.30	$28.29	$22.24	$22.12	$21.26	$20.87	$16.67	$13.98	$15.32
Value at end of period	$44.46	$33.76	$26.30	$28.29	$22.24	$22.12	$21.26	$20.87	$16.67	$13.98
Number of accumulation units outstanding at end of period	3	3	3	6,569	0	0	3,811	3,704	11,634	0
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2017)
Value at beginning of period	$20.47	$15.77	$18.44	$16.79
Value at end of period	$21.55	$20.47	$15.77	$18.44
Number of accumulation units outstanding at end of period	0	0	0	306
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2017)
Value at beginning of period	$30.66	$24.89	$27.10	$24.18
Value at end of period	$33.51	$30.66	$24.89	$27.10
Number of accumulation units outstanding at end of period	3	3	3	743
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$8.33
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	11
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$32.28	$27.39	$31.10	$28.26	$23.06	$24.23	$22.22	$17.14	$14.54	$15.50
Value at end of period	$34.95	$32.28	$27.39	$31.10	$28.26	$23.06	$24.23	$22.22	$17.14	$14.54
Number of accumulation units outstanding at end of period	0	0	0	1,226	0	0	1,038	775	16,683	16,265
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2016)
Value at beginning of period	$13.59	$12.75	$13.16	$12.15	$11.59
Value at end of period	$14.66	$13.59	$12.75	$13.16	$12.15
Number of accumulation units outstanding at end of period	0	0	0	0	4,139
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$15.01	$14.40	$14.42	$14.34	$14.24	$14.15	$13.61	$14.00	$13.74	$12.91
Value at end of period	$15.43	$15.01	$14.40	$14.42	$14.34	$14.24	$14.15	$13.61	$14.00	$13.74
Number of accumulation units outstanding at end of period	5	5	5	11,120	0	0	11,972	10,802	36,600	17,376
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$21.26	$18.65	$19.47	$19.08
Value at end of period	$22.23	$21.26	$18.65	$19.47
Number of accumulation units outstanding at end of period	0	0	4	4,188

CFI 70

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$21.77	$18.00	$19.57	$16.72	$15.68	$16.12	$15.38	$12.76	$11.19	$12.16
Value at end of period	$24.56	$21.77	$18.00	$19.57	$16.72	$15.68	$16.12	$15.38	$12.76	$11.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	331	331
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$22.92	$18.61	$20.53	$17.28	$16.17	$16.66	$15.87	$12.93	$11.29	$12.43
Value at end of period	$26.19	$22.92	$18.61	$20.53	$17.28	$16.17	$16.66	$15.87	$12.93	$11.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	528	527
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.25	$18.01	$19.94	$16.70	$15.65	$16.13	$15.34	$12.50	$10.91	$11.51
Value at end of period	$25.34	$22.25	$18.01	$19.94	$16.70	$15.65	$16.13	$15.34	$12.50	$10.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	80	80
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.30	$13.70	$14.32	$13.28	$12.79	$13.08	$12.48	$11.70	$10.90	$10.88
Value at end of period	$16.79	$15.30	$13.70	$14.32	$13.28	$12.79	$13.08	$12.48	$11.70	$10.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	286	186
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2016)
Value at beginning of period	$13.32	$11.55	$13.74	$11.37	$10.84
Value at end of period	$13.07	$13.32	$11.55	$13.74	$11.37
Number of accumulation units outstanding at end of period	0	0	0	0	587
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$20.02	$15.65	$17.11	$15.70
Value at end of period	$27.95	$20.02	$15.65	$17.11
Number of accumulation units outstanding at end of period	0	0	0	3,320
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2012)
Value at beginning of period	$34.17	$27.33	$32.79	$29.74	$24.12	$24.54	$23.26	$17.04	$16.71
Value at end of period	$38.00	$34.17	$27.33	$32.79	$29.74	$24.12	$24.54	$23.26	$17.04
Number of accumulation units outstanding at end of period	0	0	0	1,872	0	0	1,357	1,299	1,041
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.57	$16.75	$17.97	$15.77	$15.05	$15.23	$14.59	$12.69	$11.30	$11.79
Value at end of period	$21.99	$19.57	$16.75	$17.97	$15.77	$15.05	$15.23	$14.59	$12.69	$11.30
Number of accumulation units outstanding at end of period	88	27,199	22,340	52,155	28	36,904	52,344	16,137	32,841	24,939
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.41	$17.77	$19.59	$16.58	$15.77	$16.02	$15.33	$12.88	$11.31	$11.99
Value at end of period	$24.24	$21.41	$17.77	$19.59	$16.58	$15.77	$16.02	$15.33	$12.88	$11.31
Number of accumulation units outstanding at end of period	20	107,829	97,710	99,202	608	70,586	73,391	6,028	25,040	48,325
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.35	$18.24	$20.54	$17.14	$16.28	$16.61	$15.84	$12.97	$11.35	$12.11
Value at end of period	$25.71	$22.35	$18.24	$20.54	$17.14	$16.28	$16.61	$15.84	$12.97	$11.35
Number of accumulation units outstanding at end of period	126	46,928	38,677	41,417	1,092	15,420	38,117	22,398	75,086	11,051
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$21.48	$17.45	$19.72	$16.38	$15.57	$15.88	$15.11	$12.36	$10.83	$11.76
Value at end of period	$24.65	$21.48	$17.45	$19.72	$16.38	$15.57	$15.88	$15.11	$12.36	$10.83
Number of accumulation units outstanding at end of period	31	15,302	6,498	6,005	192	1,796	841	88	164	221
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.54	$13.89	$14.49	$13.39	$12.96	$13.10	$12.53	$11.83	$10.90	$10.98
Value at end of period	$17.20	$15.54	$13.89	$14.49	$13.39	$12.96	$13.10	$12.53	$11.83	$10.90
Number of accumulation units outstanding at end of period	36	36,461	34,412	54,183	43	40,254	9,439	8,560	9,432	89

CFI 71

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$37.58	$29.04	$34.22	$31.09	$25.30	$26.00	$23.33	$17.93	$15.56	$16.15
Value at end of period	$38.54	$37.58	$29.04	$34.22	$31.09	$25.30	$26.00	$23.33	$17.93	$15.56
Number of accumulation units outstanding at end of period	116	122	122	122	122	122	122	146	146	9,637
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$21.20	$16.72	$18.30	$17.38
Value at end of period	$19.61	$21.20	$16.72	$18.30
Number of accumulation units outstanding at end of period	5	5	5	2,277
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.61	$20.19	$22.40	$18.60	$17.32	$16.98	$15.20	$11.38	$10.24	$10.84
Value at end of period	$32.02	$26.61	$20.19	$22.40	$18.60	$17.32	$16.98	$15.20	$11.38	$10.24
Number of accumulation units outstanding at end of period	4	3,565	2,816	1,378	43	1,062	1,033	0	0	883
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.20	$16.96	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23	$9.93	$10.30
Value at end of period	$21.91	$20.20	$16.96	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23	$9.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.28	$21.19	$24.42	$20.95	$17.95	$19.27	$17.83	$13.33	$11.34	$11.70
Value at end of period	$25.91	$26.28	$21.19	$24.42	$20.95	$17.95	$19.27	$17.83	$13.33	$11.34
Number of accumulation units outstanding at end of period	4	4	4	4	5,792	5,192	4,869	4,726	2,900	2,107
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$26.85	$21.46	$23.92	$21.15
Value at end of period	$26.82	$26.85	$21.46	$23.92
Number of accumulation units outstanding at end of period	0	0	0	10,863
WANGER INTERNATIONAL
(Funds were first received in this option during May 2017)
Value at beginning of period	$15.84	$12.33	$15.15	$13.46
Value at end of period	$17.91	$15.84	$12.33	$15.15
Number of accumulation units outstanding at end of period	6	6	6	4,842

TABLE 21
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during June 2016)
Value at beginning of period	$25.27	$20.43	$23.08	$18.75	$18.21
Value at end of period	$28.78	$25.27	$20.43	$23.08	$18.75
Number of accumulation units outstanding at end of period	0	0	0	0	1,026
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2011)
Value at beginning of period	$22.54	$17.90	$19.43	$15.96	$14.38	$14.10	$13.11	$10.10	$8.74	$9.65
Value at end of period	$25.57	$22.54	$17.90	$19.43	$15.96	$14.38	$14.10	$13.11	$10.10	$8.74
Number of accumulation units outstanding at end of period	0	0	0	0	2,522	2,090	1,808	0	0	6,999

CFI 72

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$11.93	$11.04	$11.87	$11.72
Value at end of period	$12.76	$11.93	$11.04	$11.87
Number of accumulation units outstanding at end of period	0	0	209	187
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$36.59	$28.07	$27.03	$25.44
Value at end of period	$62.38	$36.59	$28.07	$27.03
Number of accumulation units outstanding at end of period	0	0	60	56
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.99
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	1,975
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$36.37	$26.32	$26.45	$24.76
Value at end of period	$43.97	$36.37	$26.32	$26.45
Number of accumulation units outstanding at end of period	0	0	519	485
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
(CLASS R)
(Funds were first received in this option during February 2013)
Value at beginning of period	$29.98	$23.98	$26.55	$24.10	$18.82	$19.19	$18.26	$14.86
Value at end of period	$30.93	$29.98	$23.98	$26.55	$24.10	$18.82	$19.19	$18.26
Number of accumulation units outstanding at end of period	0	0	0	0	1,020	861	839	57
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.51	$12.68	$13.09	$12.09	$11.52	$12.18	$12.29	$12.97	$12.17	$12.09
Value at end of period	$14.56	$13.51	$12.68	$13.09	$12.09	$11.52	$12.18	$12.29	$12.97	$12.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	3	717
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.33	$16.51	$17.61	$15.55	$14.72	$15.11	$14.53
Value at end of period	$21.57	$19.33	$16.51	$17.61	$15.55	$14.72	$15.11
Number of accumulation units outstanding at end of period	0	0	49	0	2,137	204	13
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$21.66	$17.92	$19.49	$16.66	$15.64	$16.08	$15.38
Value at end of period	$24.43	$21.66	$17.92	$19.49	$16.66	$15.64	$16.08
Number of accumulation units outstanding at end of period	0	0	321	295	12,641	10,330	596
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during January 2014)
Value at beginning of period	$22.80	$18.52	$20.45	$17.22	$16.12	$16.61	$15.39
Value at end of period	$26.04	$22.80	$18.52	$20.45	$17.22	$16.12	$16.61
Number of accumulation units outstanding at end of period	0	0	0	0	12,375	7,742	3,558
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$22.14	$17.94	$19.86	$16.65	$15.61	$16.10	$15.29
Value at end of period	$25.20	$22.14	$17.94	$19.86	$16.65	$15.61	$16.10
Number of accumulation units outstanding at end of period	0	0	0	0	5,438	1,773	1,055
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$15.22	$13.64	$14.26	$13.23	$12.75	$13.04	$12.37
Value at end of period	$16.70	$15.22	$13.64	$14.26	$13.23	$12.75	$13.04
Number of accumulation units outstanding at end of period	0	0	1,345	1,223	6,328	5,427	27

CFI 73

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$13.23	$11.48	$13.66	$11.31	$11.24	$11.78	$12.77	$12.67
Value at end of period	$12.97	$13.23	$11.48	$13.66	$11.31	$11.24	$11.78	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	41	85	63
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$11.08	$9.94
Value at end of period	$11.81	$11.08
Number of accumulation units outstanding at end of period	0	2,041
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2015)
Value at beginning of period	$17.46	$14.16	$15.57	$13.88	$12.38	$13.18
Value at end of period	$18.25	$17.46	$14.16	$15.57	$13.88	$12.38
Number of accumulation units outstanding at end of period	0	0	335	145	1,002	2,024
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during December 2012)
Value at beginning of period	$25.42	$20.67	$26.78	$20.05	$20.40	$19.08	$20.53	$16.14	$15.41
Value at end of period	$29.04	$25.42	$20.67	$26.78	$20.05	$20.40	$19.08	$20.53	$16.14
Number of accumulation units outstanding at end of period	0	0	533	526	1,067	1,555	1,465	227	228
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$23.08	$20.78
Value at end of period	$27.26	$23.08
Number of accumulation units outstanding at end of period	0	164
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.47	$16.68	$17.90	$15.71	$15.01	$15.19	$14.56	$12.67	$11.29	$11.79
Value at end of period	$21.87	$19.47	$16.68	$17.90	$15.71	$15.01	$15.19	$14.56	$12.67	$11.29
Number of accumulation units outstanding at end of period	2,210	2,211	3,085	3,104	77,614	77,501	78,297	85,218	91,845	113,861
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.30	$17.69	$19.51	$16.52	$15.73	$15.98	$15.30	$12.86	$11.30	$11.99
Value at end of period	$24.10	$21.30	$17.69	$19.51	$16.52	$15.73	$15.98	$15.30	$12.86	$11.30
Number of accumulation units outstanding at end of period	2,023	2,617	6,026	5,635	62,452	58,598	53,538	51,551	71,016	88,192
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.24	$18.16	$20.46	$17.08	$16.23	$16.57	$15.81	$12.95	$11.34	$12.11
Value at end of period	$25.57	$22.24	$18.16	$20.46	$17.08	$16.23	$16.57	$15.81	$12.95	$11.34
Number of accumulation units outstanding at end of period	426	426	2,697	2,434	68,145	64,302	63,437	49,292	65,264	90,907
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$21.38	$17.37	$19.65	$16.33	$15.52	$15.84	$15.08	$12.35	$10.82	$11.77
Value at end of period	$24.52	$21.38	$17.37	$19.65	$16.33	$15.52	$15.84	$15.08	$12.35	$10.82
Number of accumulation units outstanding at end of period	0	0	2,064	1,290	7,420	4,687	3,571	1,724	870	268
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.47	$13.83	$14.43	$13.34	$12.92	$13.07	$12.50	$11.82	$10.89	$10.97
Value at end of period	$17.11	$15.47	$13.83	$14.43	$13.34	$12.92	$13.07	$12.50	$11.82	$10.89
Number of accumulation units outstanding at end of period	29	29	397	240	18,179	22,203	138	2,715	17,302	28,346
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$37.29	$28.82	$33.99	$30.89	$25.15	$25.85	$23.22	$17.85	$15.50	$16.16
Value at end of period	$38.21	$37.29	$28.82	$33.99	$30.89	$25.15	$25.85	$23.22	$17.85	$15.50
Number of accumulation units outstanding at end of period	0	0	307	286	233	0	0	0	0	0
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.40	$20.04	$22.24	$18.48	$17.22	$16.89	$15.12	$11.33	$10.20	$10.81
Value at end of period	$31.75	$26.40	$20.04	$22.24	$18.48	$17.22	$16.89	$15.12	$11.33	$10.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	739

CFI 74

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.06	$16.85	$20.70	$18.85	$15.39	$16.02	$15.51	$11.19	$9.90	$10.27
Value at end of period	$21.75	$20.06	$16.85	$20.70	$18.85	$15.39	$16.02	$15.51	$11.19	$9.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.21	$29.20
Value at end of period	$37.05	$32.21
Number of accumulation units outstanding at end of period	0	875
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2013)
Value at beginning of period	$37.91	$27.98	$29.27	$23.75	$22.38	$22.22	$20.11	$16.12
Value at end of period	$49.33	$37.91	$27.98	$29.27	$23.75	$22.38	$22.22	$20.11
Number of accumulation units outstanding at end of period	5	5	11	11	11	11	7,339	6,901

TABLE 22
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.05%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during May 2017)
Value at beginning of period	$35.23	$26.77	$27.35	$24.07
Value at end of period	$49.32	$35.23	$26.77	$27.35
Number of accumulation units outstanding at end of period	790	697	510	1
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$25.14	$20.33	$22.98	$18.68	$17.78	$18.43	$17.97	$14.58	$13.28
Value at end of period	$28.61	$25.14	$20.33	$22.98	$18.68	$17.78	$18.43	$17.97	$14.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	71	2,545	1,691	1,410
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$22.41	$17.81	$19.34	$15.90	$14.32	$14.05	$13.08	$10.08	$8.72	$9.02
Value at end of period	$25.41	$22.41	$17.81	$19.34	$15.90	$14.32	$14.05	$13.08	$10.08	$8.72
Number of accumulation units outstanding at end of period	0	918	918	918	1,975	43	8,318	2,107	2,457	2,251
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$33.23	$25.91	$27.90	$21.95	$21.85	$21.03	$20.67	$16.52	$13.87	$15.22
Value at end of period	$43.72	$33.23	$25.91	$27.90	$21.95	$21.85	$21.03	$20.67	$16.52	$13.87
Number of accumulation units outstanding at end of period	86	548	86	215	113	512	83	1,856	4,958	1,641
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during May 2017)
Value at beginning of period	$15.77	$13.05	$16.16	$14.93
Value at end of period	$15.86	$15.77	$13.05	$16.16
Number of accumulation units outstanding at end of period	3,250	3,240	3,334	2,730
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during February 2013)
Value at beginning of period	$28.07	$21.91	$23.82	$21.02	$19.44	$19.91	$18.18	$15.00
Value at end of period	$28.34	$28.07	$21.91	$23.82	$21.02	$19.44	$19.91	$18.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	433	248
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$28.15	$22.92	$26.10	$24.13	$21.71	$22.82	$22.01	$17.79	$15.90	$16.59
Value at end of period	$26.50	$28.15	$22.92	$26.10	$24.13	$21.71	$22.82	$22.01	$17.79	$15.90
Number of accumulation units outstanding at end of period	93	237	297	2,530	1,097	659	282	983	3,813	2,758

CFI 75

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$31.84	$27.79
Value at end of period	$33.08	$31.84
Number of accumulation units outstanding at end of period	0	442
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.99
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	60
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during August 2019)
Value at beginning of period	$23.43	$21.10
Value at end of period	$27.54	$23.43
Number of accumulation units outstanding at end of period	0	1,452
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$20.87	$19.37
Value at end of period	$23.96	$20.87
Number of accumulation units outstanding at end of period	0	488
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$31.77	$26.98	$30.67	$27.90	$22.79	$23.96	$22.00	$16.99	$14.43	$15.39
Value at end of period	$34.37	$31.77	$26.98	$30.67	$27.90	$22.79	$23.96	$22.00	$16.99	$14.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	29	76	0
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
(CLASS R)
(Funds were first received in this option during February 2014)
Value at beginning of period	$29.83	$23.87	$26.45	$24.02	$18.77	$19.14	$18.36
Value at end of period	$30.76	$29.83	$23.87	$26.45	$24.02	$18.77	$19.14
Number of accumulation units outstanding at end of period	74	82	143	140	152	328	323
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2017)
Value at beginning of period	$19.39	$16.49	$17.94	$17.08
Value at end of period	$21.22	$19.39	$16.49	$17.94
Number of accumulation units outstanding at end of period	0	0	0	9
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.42	$12.60	$13.02	$12.03	$11.47	$12.14	$12.25	$12.93	$12.14	$11.85
Value at end of period	$14.46	$13.42	$12.60	$13.02	$12.03	$11.47	$12.14	$12.25	$12.93	$12.14
Number of accumulation units outstanding at end of period	1,521	1,430	1,363	625	0	3,648	119	0	0	2,911
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.23	$16.44	$17.54	$15.50	$14.67	$15.07	$14.43	$12.48	$11.17	$11.49
Value at end of period	$21.45	$19.23	$16.44	$17.54	$15.50	$14.67	$15.07	$14.43	$12.48	$11.17
Number of accumulation units outstanding at end of period	2,323	1,623	1,118	942	733	537	2,589	1,379	214	9,890
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.55	$17.84	$19.41	$16.61	$15.59	$16.04	$15.32	$12.72	$11.17	$11.69
Value at end of period	$24.30	$21.55	$17.84	$19.41	$16.61	$15.59	$16.04	$15.32	$12.72	$11.17
Number of accumulation units outstanding at end of period	600	578	461	462	300	60	1,719	1,408	0	9,647
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.69	$18.44	$20.37	$17.16	$16.07	$16.57	$15.81	$12.90	$11.27	$11.90
Value at end of period	$25.90	$22.69	$18.44	$20.37	$17.16	$16.07	$16.57	$15.81	$12.90	$11.27
Number of accumulation units outstanding at end of period	1,664	1,091	772	583	291	43	0	0	0	3,297
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2014)
Value at beginning of period	$22.04	$17.86	$19.78	$16.59	$15.57	$16.06	$15.95
Value at end of period	$25.07	$22.04	$17.86	$19.78	$16.59	$15.57	$16.06
Number of accumulation units outstanding at end of period	245	50	122	89	53	12	140

CFI 76

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.15	$13.58	$14.21	$13.18	$12.71	$13.01	$12.43	$11.67	$10.88	$10.73
Value at end of period	$16.61	$15.15	$13.58	$14.21	$13.18	$12.71	$13.01	$12.43	$11.67	$10.88
Number of accumulation units outstanding at end of period	76	77	409	682	512	264	7	7	0	3,789
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$16.11	$16.04
Value at end of period	$17.18	$16.11
Number of accumulation units outstanding at end of period	0	2,981
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.14	$11.41	$13.58	$11.25	$11.19	$11.73	$12.77
Value at end of period	$12.88	$13.14	$11.41	$13.58	$11.25	$11.19	$11.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	432	378
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$30.57	$23.33	$24.00	$18.74	$18.26	$17.39	$16.38
Value at end of period	$39.51	$30.57	$23.33	$24.00	$18.74	$18.26	$17.39
Number of accumulation units outstanding at end of period	152	176	308	301	327	0	2,397
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$17.40	$14.12	$15.53	$13.94
Value at end of period	$18.18	$17.40	$14.12	$15.53
Number of accumulation units outstanding at end of period	106	29	12	3,641
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$44.79	$33.41	$34.18	$26.38	$25.08	$23.60	$21.15	$16.23	$14.36	$13.96
Value at end of period	$61.22	$44.79	$33.41	$34.18	$26.38	$25.08	$23.60	$21.15	$16.23	$14.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$24.93	$19.23	$20.18	$17.73
Value at end of period	$29.98	$24.93	$19.23	$20.18
Number of accumulation units outstanding at end of period	2,195	1,206	1,053	52
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.63	$26.93	$32.34	$29.36	$23.84	$24.28	$23.03	$16.89	$14.91	$15.45
Value at end of period	$37.37	$33.63	$26.93	$32.34	$29.36	$23.84	$24.28	$23.03	$16.89	$14.91
Number of accumulation units outstanding at end of period	1	1,253	200	318	755	1,396	484	168	1,002	1,079
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.38	$16.61	$17.83	$15.66	$14.96	$15.16	$14.53	$12.65	$11.28	$11.78
Value at end of period	$21.75	$19.38	$16.61	$17.83	$15.66	$14.96	$15.16	$14.53	$12.65	$11.28
Number of accumulation units outstanding at end of period	0	0	0	446	15,382	25,322	9,222	22,095	25,932	19,974
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.19	$17.61	$19.43	$16.46	$15.68	$15.94	$15.27	$12.84	$11.29	$11.98
Value at end of period	$23.97	$21.19	$17.61	$19.43	$16.46	$15.68	$15.94	$15.27	$12.84	$11.29
Number of accumulation units outstanding at end of period	0	0	0	5,064	14,493	20,393	5,392	10,752	42,193	7,540
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.13	$18.08	$20.38	$17.02	$16.18	$16.53	$15.78	$12.93	$11.33	$12.10
Value at end of period	$25.43	$22.13	$18.08	$20.38	$17.02	$16.18	$16.53	$15.78	$12.93	$11.33
Number of accumulation units outstanding at end of period	0	0	0	3,658	6,569	10,151	3,590	4,933	16,914	5,188
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$21.27	$17.30	$19.57	$16.27	$15.48	$15.81	$15.05	$12.33	$10.81	$12.14
Value at end of period	$24.39	$21.27	$17.30	$19.57	$16.27	$15.48	$15.81	$15.05	$12.33	$10.81
Number of accumulation units outstanding at end of period	0	0	0	1,215	903	1,598	2,018	1,448	464	499

CFI 77

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.39	$13.77	$14.37	$13.30	$12.89	$13.04	$12.48	$11.80	$10.88	$11.33
Value at end of period	$17.02	$15.39	$13.77	$14.37	$13.30	$12.89	$13.04	$12.48	$11.80	$10.88
Number of accumulation units outstanding at end of period	4	1,641	4	762	1,557	12,095	108	6	10,382	856
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$18.36	$16.18	$17.07	$16.87
Value at end of period	$20.04	$18.36	$16.18	$17.07
Number of accumulation units outstanding at end of period	0	19	0	9
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$21.18	$17.45	$19.27	$18.82
Value at end of period	$23.94	$21.18	$17.45	$19.27
Number of accumulation units outstanding at end of period	0	4,470	0	199
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$19.90	$16.89	$17.92
Value at end of period	$22.17	$19.90	$16.89
Number of accumulation units outstanding at end of period	1,234	3,189	28
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$13.01	$12.17	$12.37	$12.37
Value at end of period	$13.77	$13.01	$12.17	$12.37
Number of accumulation units outstanding at end of period	0	0	0	10
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$29.43
Value at end of period	$37.89
Number of accumulation units outstanding at end of period	23
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$19.92	$16.75	$20.58	$18.75	$15.32	$15.95	$15.83
Value at end of period	$21.60	$19.92	$16.75	$20.58	$18.75	$15.32	$15.95
Number of accumulation units outstanding at end of period	0	0	0	539	538	541	25
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.50	$11.39	$12.74	$11.64	$10.23	$10.58	$10.43
Value at end of period	$14.65	$13.50	$11.39	$12.74	$11.64	$10.23	$10.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,844
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$34.57	$27.68	$31.86	$28.31	$24.94	$25.99	$22.84	$17.55	$14.78	$14.67
Value at end of period	$34.30	$34.57	$27.68	$31.86	$28.31	$24.94	$25.99	$22.84	$17.55	$14.78
Number of accumulation units outstanding at end of period	0	0	226	1,703	1,888	1,853	1,883	1,302	340	68
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.04
Value at end of period	$36.85
Number of accumulation units outstanding at end of period	95
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$34.53	$25.43	$26.56	$21.51	$20.23	$20.04	$18.11	$13.54	$11.78	$12.36
Value at end of period	$45.05	$34.53	$25.43	$26.56	$21.51	$20.23	$20.04	$18.11	$13.54	$11.78
Number of accumulation units outstanding at end of period	0	0	0	116	116	204	238	204	1,788	2,159

CFI 78

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$37.61	$27.77	$29.06	$23.60	$22.25	$22.10	$20.01	$15.00	$13.09	$14.26
Value at end of period	$48.92	$37.61	$27.77	$29.06	$23.60	$22.25	$22.10	$20.01	$15.00	$13.09
Number of accumulation units outstanding at end of period	120	137	242	235	256	0	0	0	46	42
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$38.80	$35.15
Value at end of period	$52.35	$38.80
Number of accumulation units outstanding at end of period	0	353
WANGER USA
Value at beginning of period	$41.07	$37.09
Value at end of period	$50.39	$41.07
Number of accumulation units outstanding at end of period	61	157

TABLE 23
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.10%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during August 2020)
Value at beginning of period	$22.69
Value at end of period	$28.44
Number of accumulation units outstanding at end of period	740
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$22.28	$17.71	$19.25	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71	$9.00
Value at end of period	$25.25	$22.28	$17.71	$19.25	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71
Number of accumulation units outstanding at end of period	0	0	0	1,327	2,312	5,146	4,999	4,828	5,202	6,871
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$33.41
Value at end of period	$43.35
Number of accumulation units outstanding at end of period	832
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$28.25
Value at end of period	$30.67
Number of accumulation units outstanding at end of period	745
ARIEL APPRECIATION FUND (INVESTOR CLASS)
Value at beginning of period	$25.93	$24.70
Value at end of period	$27.44	$25.93
Number of accumulation units outstanding at end of period	321	305
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$23.03
Value at end of period	$27.45
Number of accumulation units outstanding at end of period	757
BLACKROCK MID CAP DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2020)
Value at beginning of period	$28.33
Value at end of period	$34.12
Number of accumulation units outstanding at end of period	69

CFI 79

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA ACORN® FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$27.58
Value at end of period	$35.42
Number of accumulation units outstanding at end of period	752
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$19.54	$15.18	$17.23	$14.90	$13.11	$13.53	$12.23	$9.43	$8.31	$8.89
Value at end of period	$20.42	$19.54	$15.18	$17.23	$14.90	$13.11	$13.53	$12.23	$9.43	$8.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
CRM MID CAP VALUE FUND (INVESTOR SHARES)
Value at beginning of period	$25.67
Value at end of period	$32.92
Number of accumulation units outstanding at end of period	143
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
Value at beginning of period	$27.92	$21.80	$23.72	$20.94	$19.38	$19.86	$18.13	$14.21	$12.44	$13.20
Value at end of period	$28.18	$27.92	$21.80	$23.72	$20.94	$19.38	$19.86	$18.13	$14.21	$12.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2017)
Value at beginning of period	$32.30	$24.41	$24.82	$20.51
Value at end of period	$45.78	$32.30	$24.41	$24.82
Number of accumulation units outstanding at end of period	0	0	3,010	1,071
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during April 2017)
Value at beginning of period	$31.01	$24.33	$25.77	$21.98
Value at end of period	$37.87	$31.01	$24.33	$25.77
Number of accumulation units outstanding at end of period	587	0	0	623
INVESCO HEALTH CARE FUND (INVESTOR CLASS)
Value at beginning of period	$86.29	$75.33
Value at end of period	$97.53	$86.29
Number of accumulation units outstanding at end of period	121	113
INVESCO INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2020)
Value at beginning of period	$11.78
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	271
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$12.23
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	1,792
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during October 2020)
Value at beginning of period	$47.33
Value at end of period	$61.71
Number of accumulation units outstanding at end of period	70
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.99
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	1,499
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
Value at beginning of period	$39.69
Value at end of period	$43.23
Number of accumulation units outstanding at end of period	608

CFI 80

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIONEER HIGH YIELD FUND (CLASS A SHARES)
Value at beginning of period	$20.32	$19.53
Value at end of period	$20.67	$20.32
Number of accumulation units outstanding at end of period	2,092	1,327
ROYCE TOTAL RETURN FUND (SERVICE CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$10.68	$8.77	$9.99
Value at end of period	$10.93	$10.68	$8.77
Number of accumulation units outstanding at end of period	0	575	375
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$31.52	$26.78	$30.45	$27.72	$22.65	$23.83	$21.90	$16.91	$14.37	$15.34
Value at end of period	$34.08	$31.52	$26.78	$30.45	$27.72	$22.65	$23.83	$21.90	$16.91	$14.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	605	775	421
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.34	$12.53	$12.95	$11.98	$11.42	$12.09	$12.21	$12.89	$12.11	$11.83
Value at end of period	$14.36	$13.34	$12.53	$12.95	$11.98	$11.42	$12.09	$12.21	$12.89	$12.11
Number of accumulation units outstanding at end of period	0	0	0	1,276	2,276	723	1,063	3,039	5,015	4,506
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.01	$10.81	$11.99	$9.80	$9.34	$10.02
Value at end of period	$12.76	$13.01	$10.81	$11.99	$9.80	$9.34
Number of accumulation units outstanding at end of period	0	0	188	166	142	114
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$9.59	$9.56	$9.57	$9.58
Value at end of period	$9.47	$9.59	$9.56	$9.57
Number of accumulation units outstanding at end of period	0	0	75	76
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2011)
Value at beginning of period	$19.14	$16.37	$17.47	$15.44	$14.63	$15.04	$14.41	$12.46	$11.16	$11.29
Value at end of period	$21.34	$19.14	$16.37	$17.47	$15.44	$14.63	$15.04	$14.41	$12.46	$11.16
Number of accumulation units outstanding at end of period	3,064	4,901	9,298	32,035	30,687	4,791	4,781	1,245	17,122	17,741
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.44	$17.76	$19.34	$16.55	$15.54	$16.00	$15.29	$12.70	$11.16	$11.69
Value at end of period	$24.16	$21.44	$17.76	$19.34	$16.55	$15.54	$16.00	$15.29	$12.70	$11.16
Number of accumulation units outstanding at end of period	408	3,788	2,507	9,617	10,095	927	8,995	8,060	14,585	19,601
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.58	$18.36	$20.29	$17.10	$16.03	$16.53	$15.78	$12.88	$11.26	$11.90
Value at end of period	$25.76	$22.58	$18.36	$20.29	$17.10	$16.03	$16.53	$15.78	$12.88	$11.26
Number of accumulation units outstanding at end of period	837	1,659	1,329	1,536	1,908	799	594	387	461	3,331
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2011)
Value at beginning of period	$21.93	$17.78	$19.71	$16.54	$15.52	$16.02	$15.26	$12.45	$10.88	$11.08
Value at end of period	$24.94	$21.93	$17.78	$19.71	$16.54	$15.52	$16.02	$15.26	$12.45	$10.88
Number of accumulation units outstanding at end of period	2,067	0	0	88	54	0	0	0	0	451
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$15.07	$13.52	$14.15	$13.14	$12.68	$12.99
Value at end of period	$16.52	$15.07	$13.52	$14.15	$13.14	$12.68
Number of accumulation units outstanding at end of period	2,194	528	3,823	7,628	11,692	4,296
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$13.05	$11.33	$13.51	$11.19	$11.14	$11.67	$12.68	$10.68	$9.11	$10.49
Value at end of period	$12.78	$13.05	$11.33	$13.51	$11.19	$11.14	$11.67	$12.68	$10.68	$9.11
Number of accumulation units outstanding at end of period	0	216	142	67	414	378	0	1,372	1,370	852

CFI 81

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$30.43	$23.24	$23.91	$18.68	$18.21	$17.36	$16.35
Value at end of period	$39.31	$30.43	$23.24	$23.91	$18.68	$18.21	$17.36
Number of accumulation units outstanding at end of period	182	509	613	610	606	572	572
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2019)
Value at beginning of period	$17.34	$16.42
Value at end of period	$18.11	$17.34
Number of accumulation units outstanding at end of period	694	523
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$25.02	$20.36	$26.41	$19.79	$20.16	$18.88	$20.33	$15.99	$13.45	$16.52
Value at end of period	$28.55	$25.02	$20.36	$26.41	$19.79	$20.16	$18.88	$20.33	$15.99	$13.45
Number of accumulation units outstanding at end of period	194	191	0	0	0	0	0	1,201	1,654	840
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$44.55	$33.25	$34.03	$26.28	$24.99	$23.54	$21.10	$16.20	$14.34	$13.95
Value at end of period	$60.87	$44.55	$33.25	$34.03	$26.28	$24.99	$23.54	$21.10	$16.20	$14.34
Number of accumulation units outstanding at end of period	348	240	556	311	161	150	243	0	0	1,046
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$29.79	$23.98	$26.03	$23.25	$20.39	$21.42	$19.30	$14.84	$12.94	$13.01
Value at end of period	$29.82	$29.79	$23.98	$26.03	$23.25	$20.39	$21.42	$19.30	$14.84	$12.94
Number of accumulation units outstanding at end of period	67	67	621	165	155	138	106	26	4,890	4,504
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2020)
Value at beginning of period	$23.42
Value at end of period	$27.39
Number of accumulation units outstanding at end of period	678
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2017)
Value at beginning of period	$36.00	$29.01	$34.94	$31.20
Value at end of period	$44.90	$36.00	$29.01	$34.94
Number of accumulation units outstanding at end of period	368	64	64	64
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.37	$26.73	$32.11	$29.17	$23.69	$24.15	$22.91	$16.82	$14.85	$15.40
Value at end of period	$37.05	$33.37	$26.73	$32.11	$29.17	$23.69	$24.15	$22.91	$16.82	$14.85
Number of accumulation units outstanding at end of period	0	0	123	687	1,197	484	570	338	431	535
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.28	$16.53	$17.76	$15.60	$14.92	$15.12	$14.50	$12.63	$11.27	$11.78
Value at end of period	$21.63	$19.28	$16.53	$17.76	$15.60	$14.92	$15.12	$14.50	$12.63	$11.27
Number of accumulation units outstanding at end of period	4,634	4,639	12,974	13,383	18,919	5,101	9,174	12,448	11,218	54,416
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.09	$17.53	$19.36	$16.41	$15.63	$15.91	$15.24	$12.83	$11.28	$11.98
Value at end of period	$23.84	$21.09	$17.53	$19.36	$16.41	$15.63	$15.91	$15.24	$12.83	$11.28
Number of accumulation units outstanding at end of period	12,528	11,653	17,105	17,018	22,701	15,695	8,806	10,491	9,383	76,157
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.02	$18.00	$20.30	$16.96	$16.13	$16.49	$15.75	$12.92	$11.32	$12.10
Value at end of period	$25.29	$22.02	$18.00	$20.30	$16.96	$16.13	$16.49	$15.75	$12.92	$11.32
Number of accumulation units outstanding at end of period	5,614	5,107	5,262	4,903	7,317	6,299	1,436	1,566	1,395	34,417
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$21.17	$17.22	$19.50	$16.22	$15.44	$15.77	$15.02	$12.31	$10.80	$11.76
Value at end of period	$24.26	$21.17	$17.22	$19.50	$16.22	$15.44	$15.77	$15.02	$12.31	$10.80
Number of accumulation units outstanding at end of period	12	5	0	242	104	0	114	0	0	57

CFI 82

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.31	$13.71	$14.32	$13.25	$12.85	$13.01	$12.45	$11.78	$10.87	$10.96
Value at end of period	$16.92	$15.31	$13.71	$14.32	$13.25	$12.85	$13.01	$12.45	$11.78	$10.87
Number of accumulation units outstanding at end of period	2,249	1,791	3,674	3,594	3,489	870	60	0	0	17,995
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$36.70	$28.40	$33.52	$30.50	$24.85	$25.57	$22.99	$17.69	$15.38	$16.05
Value at end of period	$37.57	$36.70	$28.40	$33.52	$30.50	$24.85	$25.57	$22.99	$17.69	$15.38
Number of accumulation units outstanding at end of period	563	0	0	0	492	275	275	62	223	24
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.98	$19.74	$21.94	$18.24	$17.01	$16.70	$14.97	$11.23	$10.12	$10.73
Value at end of period	$31.21	$25.98	$19.74	$21.94	$18.24	$17.01	$16.70	$14.97	$11.23	$10.12
Number of accumulation units outstanding at end of period	232	198	489	3,348	3,272	3,065	228	0	0	1,314
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.79	$16.64	$20.46	$18.65	$15.24	$15.88	$15.39	$11.12	$9.84	$10.23
Value at end of period	$21.44	$19.79	$16.64	$20.46	$18.65	$15.24	$15.88	$15.39	$11.12	$9.84
Number of accumulation units outstanding at end of period	0	0	62	310	322	0	47	0	186	170
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.66	$23.88
Value at end of period	$25.26	$25.66
Number of accumulation units outstanding at end of period	771	633
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.70
Value at end of period	$36.65
Number of accumulation units outstanding at end of period	728

TABLE 24
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during May 2011)
Value at beginning of period	$24.87	$20.14	$22.78	$18.54	$17.67	$18.33	$17.88	$14.53	$12.37	$14.18
Value at end of period	$28.28	$24.87	$20.14	$22.78	$18.54	$17.67	$18.33	$17.88	$14.53	$12.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	3,655	3,501
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$22.15	$17.62	$19.15	$15.76	$14.21	$13.96	$13.00	$10.03	$8.69	$8.99
Value at end of period	$25.09	$22.15	$17.62	$19.15	$15.76	$14.21	$13.96	$13.00	$10.03	$8.69
Number of accumulation units outstanding at end of period	0	0	0	0	1,943	1,471	75	2,548	523	0
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$32.71	$25.53	$27.52	$21.67	$21.60	$20.80	$20.46	$16.37	$13.76	$15.11
Value at end of period	$42.98	$32.71	$25.53	$27.52	$21.67	$21.60	$20.80	$20.46	$16.37	$13.76
Number of accumulation units outstanding at end of period	0	45	5	0	1,390	1,331	1,168	1,167	971	2,039
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$23.66	$20.20	$21.62	$19.36	$17.78	$18.32	$17.16	$14.74	$13.36	$12.85
Value at end of period	$24.48	$23.66	$20.20	$21.62	$19.36	$17.78	$18.32	$17.16	$14.74	$13.36
Number of accumulation units outstanding at end of period	0	0	25	25	303	399	684	47	120	2,254
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$14.35
Value at end of period	$27.88
Number of accumulation units outstanding at end of period	74

CFI 83

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DODGE & COX INTERNATIONAL STOCK FUND
Value at beginning of period	$15.62	$14.66
Value at end of period	$15.68	$15.62
Number of accumulation units outstanding at end of period	0	210
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during May 2017)
Value at beginning of period	$23.58	$18.79	$20.81	$18.94
Value at end of period	$24.77	$23.58	$18.79	$20.81
Number of accumulation units outstanding at end of period	187	159	132	117
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$41.41	$38.83
Value at end of period	$47.89	$41.41
Number of accumulation units outstanding at end of period	0	247
INVESCO INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2019)
Value at beginning of period	$11.76	$11.59
Value at end of period	$12.55	$11.76
Number of accumulation units outstanding at end of period	0	1,157
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during October 2019)
Value at beginning of period	$36.05	$34.37
Value at end of period	$61.37	$36.05
Number of accumulation units outstanding at end of period	0	20
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during July 2020)
Value at beginning of period	$15.62
Value at end of period	$27.14
Number of accumulation units outstanding at end of period	75
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
(CLASS R)
(Funds were first received in this option during December 2012)
Value at beginning of period	$29.54	$23.66	$26.24	$23.86	$18.66	$19.05	$18.15	$13.85	$13.78
Value at end of period	$30.43	$29.54	$23.66	$26.24	$23.86	$18.66	$19.05	$18.15	$13.85
Number of accumulation units outstanding at end of period	0	0	0	0	256	159	32	672	603
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.25	$12.46	$12.88	$11.92	$11.37	$12.05	$12.17	$12.86	$12.08	$11.81
Value at end of period	$14.26	$13.25	$12.46	$12.88	$11.92	$11.37	$12.05	$12.17	$12.86	$12.08
Number of accumulation units outstanding at end of period	0	0	0	0	1,033	953	1,208	1,184	985	0
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.52	$9.52
Value at end of period	$9.39	$9.52
Number of accumulation units outstanding at end of period	76	76
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$20.69	$18.18	$18.85
Value at end of period	$21.58	$20.69	$18.18
Number of accumulation units outstanding at end of period	0	0	1
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.60	$25.98
Value at end of period	$31.49	$27.60
Number of accumulation units outstanding at end of period	1,323	457
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$26.36	$21.98	$25.48	$23.04
Value at end of period	$27.35	$26.36	$21.98	$25.48
Number of accumulation units outstanding at end of period	260	258	239	230

CFI 84

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.04	$16.29	$17.40	$15.39	$14.59	$15.00	$14.38	$12.45	$12.02
Value at end of period	$21.22	$19.04	$16.29	$17.40	$15.39	$14.59	$15.00	$14.38	$12.45
Number of accumulation units outstanding at end of period	0	0	1,886	2,685	0	0	0	9	237
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2012)
Value at beginning of period	$21.34	$17.68	$19.26	$16.49	$15.50	$15.96	$15.26	$12.68	$12.64
Value at end of period	$24.03	$21.34	$17.68	$19.26	$16.49	$15.50	$15.96	$15.26	$12.68
Number of accumulation units outstanding at end of period	0	0	635	1,772	0	0	0	437	5
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$22.47	$18.28	$20.21	$17.04	$15.98	$16.49	$15.75	$12.86	$11.25	$12.47
Value at end of period	$25.62	$22.47	$18.28	$20.21	$17.04	$15.98	$16.49	$15.75	$12.86	$11.25
Number of accumulation units outstanding at end of period	0	0	2,926	2,736	136	89	0	1,730	1,510	790
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$21.82	$17.71	$19.63	$16.48	$15.48	$15.98	$15.23	$12.43	$10.87	$12.05
Value at end of period	$24.80	$21.82	$17.71	$19.63	$16.48	$15.48	$15.98	$15.23	$12.43	$10.87
Number of accumulation units outstanding at end of period	0	0	0	0	2,096	635	30	536	1,715	1,357
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.00	$13.46	$14.10	$13.09	$12.64	$12.95	$12.38	$11.64	$11.61
Value at end of period	$16.43	$15.00	$13.46	$14.10	$13.09	$12.64	$12.95	$12.38	$11.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	15	8
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$15.86	$15.93
Value at end of period	$16.89	$15.86
Number of accumulation units outstanding at end of period	44	13
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$12.96	$11.26	$13.43	$11.13	$11.08	$11.62	$12.63	$10.65	$9.08	$10.46
Value at end of period	$12.69	$12.96	$11.26	$13.43	$11.13	$11.08	$11.62	$12.63	$10.65	$9.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2015)
Value at beginning of period	$30.30	$23.14	$23.83	$18.62	$18.17	$16.75
Value at end of period	$39.11	$30.30	$23.14	$23.83	$18.62	$18.17
Number of accumulation units outstanding at end of period	0	0	0	0	1,041	1,684
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2015)
Value at beginning of period	$17.28	$14.03	$15.46	$13.80	$12.32	$13.14
Value at end of period	$18.04	$17.28	$14.03	$15.46	$13.80	$12.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	2
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$28.50	$28.06
Value at end of period	$39.66	$28.50
Number of accumulation units outstanding at end of period	0	0
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$24.82	$20.21	$26.23	$19.66	$20.04	$18.77	$20.23	$15.92	$13.40	$16.46
Value at end of period	$28.31	$24.82	$20.21	$26.23	$19.66	$20.04	$18.77	$20.23	$15.92	$13.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.10	$26.53	$31.89	$28.99	$23.55	$24.01	$22.80	$16.74	$14.79	$15.34
Value at end of period	$36.74	$33.10	$26.53	$31.89	$28.99	$23.55	$24.01	$22.80	$16.74	$14.79
Number of accumulation units outstanding at end of period	60	88	0	0	0	132	0	127	0	0

CFI 85

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.19	$16.46	$17.69	$15.55	$14.87	$15.08	$14.47	$12.61	$11.26	$11.77
Value at end of period	$21.51	$19.19	$16.46	$17.69	$15.55	$14.87	$15.08	$14.47	$12.61	$11.26
Number of accumulation units outstanding at end of period	9,645	13,425	4,150	3,639	2,657	8,252	5,909	7,702	3,074	27,331
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.99	$17.45	$19.28	$16.35	$15.59	$15.87	$15.21	$12.81	$11.27	$11.97
Value at end of period	$23.71	$20.99	$17.45	$19.28	$16.35	$15.59	$15.87	$15.21	$12.81	$11.27
Number of accumulation units outstanding at end of period	9,116	13,115	5,443	4,813	1,529	5,707	361	7,148	1,517	15,789
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.91	$17.92	$20.22	$16.90	$16.09	$16.45	$15.72	$12.90	$11.31	$12.09
Value at end of period	$25.16	$21.91	$17.92	$20.22	$16.90	$16.09	$16.45	$15.72	$12.90	$11.31
Number of accumulation units outstanding at end of period	2,187	2,962	1,154	944	2,842	629	0	740	2,059	10,143
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2013)
Value at beginning of period	$21.07	$17.15	$19.42	$16.17	$15.39	$15.73	$15.00	$14.70
Value at end of period	$24.13	$21.07	$17.15	$19.42	$16.17	$15.39	$15.73	$15.00
Number of accumulation units outstanding at end of period	1,386	2,232	1,699	1,269	0	147	0	83
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.24	$13.64	$14.26	$13.21	$12.81	$12.98	$12.43	$11.77	$10.86	$10.96
Value at end of period	$16.83	$15.24	$13.64	$14.26	$13.21	$12.81	$12.98	$12.43	$11.77	$10.86
Number of accumulation units outstanding at end of period	4,518	4,135	1,511	1,832	148	2,436	0	53	1,605	2,000
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.07	$17.64
Value at end of period	$19.70	$18.07
Number of accumulation units outstanding at end of period	0	7
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$20.85	$19.88
Value at end of period	$23.54	$20.85
Number of accumulation units outstanding at end of period	0	282
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$19.59	$18.87
Value at end of period	$21.80	$19.59
Number of accumulation units outstanding at end of period	0	114
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$36.41	$28.18	$33.29	$30.30	$24.71	$25.43	$22.88	$17.62	$15.31	$16.56
Value at end of period	$37.26	$36.41	$28.18	$33.29	$30.30	$24.71	$25.43	$22.88	$17.62	$15.31
Number of accumulation units outstanding at end of period	0	782	0	0	0	0	0	0	956	919
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$41.60	$30.38	$31.33	$24.72	$23.74	$25.28	$24.51	$17.86	$15.10	$14.94
Value at end of period	$54.81	$41.60	$30.38	$31.33	$24.72	$23.74	$25.28	$24.51	$17.86	$15.10
Number of accumulation units outstanding at end of period	181	0	448	447	2,813	1,699	1,209	3,355	3,265	2,404
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2019)
Value at beginning of period	$20.63	$19.96
Value at end of period	$19.04	$20.63
Number of accumulation units outstanding at end of period	122	123
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.78	$25.12
Value at end of period	$30.95	$25.78
Number of accumulation units outstanding at end of period	105	105
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.65	$16.54	$20.34	$18.55	$15.17	$15.81	$15.33	$11.08	$9.81	$10.20
Value at end of period	$21.28	$19.65	$16.54	$20.34	$18.55	$15.17	$15.81	$15.33	$11.08	$9.81
Number of accumulation units outstanding at end of period	6	6	0	0	0	63	0	46	0	0

CFI 86

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.65
Value at end of period	$25.05
Number of accumulation units outstanding at end of period	231
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$13.43	$11.34	$12.70	$11.78
Value at end of period	$14.56	$13.43	$11.34	$12.70
Number of accumulation units outstanding at end of period	300	252	205	181
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.89
Value at end of period	$34.79
Number of accumulation units outstanding at end of period	68
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$34.02	$27.27	$31.42	$27.94	$24.64	$25.71	$22.62	$17.39	$14.66	$14.56
Value at end of period	$33.73	$34.02	$27.27	$31.42	$27.94	$24.64	$25.71	$22.62	$17.39	$14.66
Number of accumulation units outstanding at end of period	224	50	25	17	1,338	965	283	1,945	3,237	1,490
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$26.01	$20.83	$22.07
Value at end of period	$25.93	$26.01	$20.83
Number of accumulation units outstanding at end of period	0	370	5
WANGER INTERNATIONAL
(Funds were first received in this option during October 2019)
Value at beginning of period	$15.44	$14.36
Value at end of period	$17.42	$15.44
Number of accumulation units outstanding at end of period	0	624

TABLE 25
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.20%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$24.30	$20.71	$21.62	$19.01	$17.78	$17.76	$16.56	$13.81	$12.28	$12.01
Value at end of period	$26.54	$24.30	$20.71	$21.62	$19.01	$17.78	$17.76	$16.56	$13.81	$12.28
Number of accumulation units outstanding at end of period	6	89	7	8	9	10	8,999	8,888	12	13
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during February 2013)
Value at beginning of period	$24.74	$20.04	$22.68	$18.47	$17.61	$18.27	$17.84	$15.04
Value at end of period	$28.11	$24.74	$20.04	$22.68	$18.47	$17.61	$18.27	$17.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	661	508
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$24.68	$19.73	$23.63	$18.35	$18.50	$18.93	$19.74	$16.68	$14.20	$16.68
Value at end of period	$30.35	$24.68	$19.73	$23.63	$18.35	$18.50	$18.93	$19.74	$16.68	$14.20
Number of accumulation units outstanding at end of period	48	733	538	2,280	398	722	2,392	1,942	7,084	6,411
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during February 2013)
Value at beginning of period	$22.02	$17.52	$19.06	$15.69	$14.16	$13.91	$12.97	$10.54
Value at end of period	$24.93	$22.02	$17.52	$19.06	$15.69	$14.16	$13.91	$12.97
Number of accumulation units outstanding at end of period	10	10	6	0	0	0	1,286	1,004

CFI 87

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$32.45	$25.34	$27.33	$21.53	$21.47	$20.69	$20.36	$16.30	$13.70	$15.06
Value at end of period	$42.62	$32.45	$25.34	$27.33	$21.53	$21.47	$20.69	$20.36	$16.30	$13.70
Number of accumulation units outstanding at end of period	1	775	32	28	23	1	52	441	1	2
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$33.42	$26.49	$27.71	$22.31	$20.88	$20.12	$18.69	$14.18	$11.94	$12.74
Value at end of period	$45.37	$33.42	$26.49	$27.71	$22.31	$20.88	$20.12	$18.69	$14.18	$11.94
Number of accumulation units outstanding at end of period	7	457	547	6,680	288	191	2,195	1,128	2,260	1,841
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$23.48	$20.05	$21.47	$19.24	$17.67	$18.22	$17.07	$14.67	$13.31	$12.80
Value at end of period	$24.28	$23.48	$20.05	$21.47	$19.24	$17.67	$18.22	$17.07	$14.67	$13.31
Number of accumulation units outstanding at end of period	49	52	98	98	98	0	209	0	9,918	8,816
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$28.43	$22.99	$24.07	$20.34	$18.22	$18.53	$16.92	$13.03	$11.76	$11.16
Value at end of period	$30.16	$28.43	$22.99	$24.07	$20.34	$18.22	$18.53	$16.92	$13.03	$11.76
Number of accumulation units outstanding at end of period	1	690	116	87	56	1	1,075	490	2	2
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2017)
Value at beginning of period	$25.52	$20.81	$24.57	$23.35
Value at end of period	$26.98	$25.52	$20.81	$24.57
Number of accumulation units outstanding at end of period	0	0	0	611
BLACKROCK MID CAP DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during September 2019)
Value at beginning of period	$31.98	$30.22
Value at end of period	$33.73	$31.98
Number of accumulation units outstanding at end of period	0	64
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$27.48	$22.42	$25.56	$23.67	$21.33	$22.45	$21.68	$17.55	$15.71	$16.42
Value at end of period	$25.83	$27.48	$22.42	$25.56	$23.67	$21.33	$22.45	$21.68	$17.55	$15.71
Number of accumulation units outstanding at end of period	0	0	0	617	0	0	0	0	0	0
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$41.08	$37.74
Value at end of period	$47.49	$41.08
Number of accumulation units outstanding at end of period	0	41
INVESCO INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during September 2019)
Value at beginning of period	$11.70	$11.32
Value at end of period	$12.48	$11.70
Number of accumulation units outstanding at end of period	0	245
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during September 2019)
Value at beginning of period	$11.70	$11.68
Value at end of period	$12.45	$11.70
Number of accumulation units outstanding at end of period	0	685
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during September 2019)
Value at beginning of period	$35.87	$35.62
Value at end of period	$61.04	$35.87
Number of accumulation units outstanding at end of period	0	66
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.98
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	5

CFI 88

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
Value at beginning of period	$35.23	$32.66
Value at end of period	$42.51	$35.23
Number of accumulation units outstanding at end of period	0	575
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$14.27	$13.35	$13.60
Value at end of period	$15.71	$14.27	$13.35
Number of accumulation units outstanding at end of period	38	39	25
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during January 2016)
Value at beginning of period	$12.94	$10.77	$11.95	$9.78	$9.05
Value at end of period	$12.68	$12.94	$10.77	$11.95	$9.78
Number of accumulation units outstanding at end of period	65	77	11	12	12
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$14.42	$13.88	$13.93	$14.00
Value at end of period	$14.79	$14.42	$13.88	$13.93
Number of accumulation units outstanding at end of period	0	0	0	2,247
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$9.44	$9.42	$9.43	$9.45
Value at end of period	$9.31	$9.44	$9.42	$9.43
Number of accumulation units outstanding at end of period	0	613	551	2,362
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$18.95	$16.22	$17.34	$15.34	$14.54	$14.96	$14.35	$12.43	$11.14	$10.95
Value at end of period	$21.10	$18.95	$16.22	$17.34	$15.34	$14.54	$14.96	$14.35	$12.43	$11.14
Number of accumulation units outstanding at end of period	0	300	0	0	481	394	3,650	6,085	4,908	964
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.23	$17.60	$19.19	$16.44	$15.45	$15.92	$15.23	$12.66	$11.14	$11.68
Value at end of period	$23.90	$21.23	$17.60	$19.19	$16.44	$15.45	$15.92	$15.23	$12.66	$11.14
Number of accumulation units outstanding at end of period	647	364	0	0	0	0	0	186	0	48
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.36	$18.20	$20.13	$16.98	$15.93	$16.45	$15.72	$12.84	$11.24	$11.31
Value at end of period	$25.48	$22.36	$18.20	$20.13	$16.98	$15.93	$16.45	$15.72	$12.84	$11.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4,376	1,106	0	46
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2017)
Value at beginning of period	$14.92	$13.40	$14.04	$13.81
Value at end of period	$16.34	$14.92	$13.40	$14.04
Number of accumulation units outstanding at end of period	0	1,521	0	268
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$15.73	$14.53	$14.80	$14.34	$13.98	$14.11	$13.41	$13.67	$12.71	$11.94
Value at end of period	$16.75	$15.73	$14.53	$14.80	$14.34	$13.98	$14.11	$13.41	$13.67	$12.71
Number of accumulation units outstanding at end of period	208	215	220	3,562	220	0	0	0	22,939	20,152
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$12.87	$11.19	$13.35	$11.07	$11.03	$11.57	$12.58	$10.61	$9.05	$10.44
Value at end of period	$12.60	$12.87	$11.19	$13.35	$11.07	$11.03	$11.57	$12.58	$10.61	$9.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	56	0	2

CFI 89

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$10.82	$9.04	$10.64	$10.49
Value at end of period	$11.51	$10.82	$9.04	$10.64
Number of accumulation units outstanding at end of period	109	0	24	24
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2016)
Value at beginning of period	$30.16	$23.05	$23.74	$18.57	$17.62
Value at end of period	$38.91	$30.16	$23.05	$23.74	$18.57
Number of accumulation units outstanding at end of period	13	22	22	28	28
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2016)
Value at beginning of period	$17.22	$13.99	$15.42	$13.77	$11.99
Value at end of period	$17.97	$17.22	$13.99	$15.42	$13.77
Number of accumulation units outstanding at end of period	58	59	59	59	59
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$44.08	$32.93	$33.74	$26.08	$24.83	$23.40	$21.01	$16.14	$14.30	$13.82
Value at end of period	$60.16	$44.08	$32.93	$33.74	$26.08	$24.83	$23.40	$21.01	$16.14	$14.30
Number of accumulation units outstanding at end of period	18	0	51	36	4	0	0	128	114	98
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2011)
Value at beginning of period	$29.48	$23.75	$25.81	$23.07	$20.25	$21.30	$19.21	$14.79	$12.91	$13.81
Value at end of period	$29.48	$29.48	$23.75	$25.81	$23.07	$20.25	$21.30	$19.21	$14.79	$12.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	49	34	16
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$32.84	$26.33	$31.67	$28.80	$23.41	$23.88	$22.69	$16.67	$14.73	$15.29
Value at end of period	$36.43	$32.84	$26.33	$31.67	$28.80	$23.41	$23.88	$22.69	$16.67	$14.73
Number of accumulation units outstanding at end of period	18	19	19	297	196	235	305	511	3,321	2,267
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.09	$16.39	$17.62	$15.50	$14.83	$15.04	$14.45	$12.60	$11.25	$11.76
Value at end of period	$21.40	$19.09	$16.39	$17.62	$15.50	$14.83	$15.04	$14.45	$12.60	$11.25
Number of accumulation units outstanding at end of period	0	0	0	35,567	766	3,642	4,040	0	1,058	902
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.88	$17.38	$19.20	$16.29	$15.54	$15.83	$15.18	$12.79	$11.26	$11.97
Value at end of period	$23.58	$20.88	$17.38	$19.20	$16.29	$15.54	$15.83	$15.18	$12.79	$11.26
Number of accumulation units outstanding at end of period	0	0	0	47,705	0	0	3,798	1,252	2,365	1,728
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.80	$17.84	$20.14	$16.84	$16.04	$16.41	$15.69	$12.88	$11.30	$12.08
Value at end of period	$25.02	$21.80	$17.84	$20.14	$16.84	$16.04	$16.41	$15.69	$12.88	$11.30
Number of accumulation units outstanding at end of period	17	3,979	3,664	33,700	3,163	2,865	5,226	0	585	198
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2017)
Value at beginning of period	$20.97	$17.07	$19.35	$18.51
Value at end of period	$24.00	$20.97	$17.07	$19.35
Number of accumulation units outstanding at end of period	0	80	0	21,165
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.16	$13.58	$14.21	$13.16	$12.77	$12.94	$12.40	$11.75	$10.85	$10.95
Value at end of period	$16.74	$15.16	$13.58	$14.21	$13.16	$12.77	$12.94	$12.40	$11.75	$10.85
Number of accumulation units outstanding at end of period	0	0	0	23,332	850	3,296	0	0	0	0
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2013)
Value at beginning of period	$36.12	$27.97	$33.06	$30.11	$24.56	$25.30	$22.76	$18.75
Value at end of period	$36.94	$36.12	$27.97	$33.06	$30.11	$24.56	$25.30	$22.76
Number of accumulation units outstanding at end of period	0	343	0	0	54	50	20	258

CFI 90

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$41.27	$30.16	$31.11	$24.56	$23.60	$25.15	$24.39	$17.78	$15.04	$14.89
Value at end of period	$54.35	$41.27	$30.16	$31.11	$24.56	$23.60	$25.15	$24.39	$17.78	$15.04
Number of accumulation units outstanding at end of period	16	301	289	1,664	324	697	581	495	1,892	1,802
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.57	$19.45	$21.63	$18.01	$16.81	$16.52	$14.82	$11.13	$10.04	$10.66
Value at end of period	$30.69	$25.57	$19.45	$21.63	$18.01	$16.81	$16.52	$14.82	$11.13	$10.04
Number of accumulation units outstanding at end of period	0	0	0	562	0	0	0	107	107	107
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.26	$20.41	$23.58	$20.28	$17.42	$18.75	$17.39	$13.04	$11.12	$11.50
Value at end of period	$24.84	$25.26	$20.41	$23.58	$20.28	$17.42	$18.75	$17.39	$13.04	$11.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	32
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$33.75	$27.07	$31.20	$27.76	$24.50	$25.57	$22.51	$17.32	$14.60	$14.51
Value at end of period	$33.44	$33.75	$27.07	$31.20	$27.76	$24.50	$25.57	$22.51	$17.32	$14.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	42	41	1,154	990
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$33.81	$24.94	$26.09	$21.15	$19.93	$19.77	$17.89	$13.40	$11.68	$12.27
Value at end of period	$44.04	$33.81	$24.94	$26.09	$21.15	$19.93	$19.77	$17.89	$13.40	$11.68
Number of accumulation units outstanding at end of period	0	232	213	990	117	95	0	0	160	126
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$36.73	$27.15	$28.46	$23.15	$21.85	$21.74	$19.71	$14.81	$12.93	$13.18
Value at end of period	$47.69	$36.73	$27.15	$28.46	$23.15	$21.85	$21.74	$19.71	$14.81	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	32
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$37.88	$29.38	$30.14	$22.89	$22.88	$20.95	$19.56	$14.25	$12.16	$12.47
Value at end of period	$51.04	$37.88	$29.38	$30.14	$22.89	$22.88	$20.95	$19.56	$14.25	$12.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,838	0	0

TABLE 26
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB RELATIVE VALUE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$10.90
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	75
ALLIANZGI SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$28.32	$23.12	$29.07	$26.70
Value at end of period	$26.63	$28.32	$23.12	$29.07
Number of accumulation units outstanding at end of period	61	61	61	59
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2017)
Value at beginning of period	$35.19	$26.84	$26.60	$23.20
Value at end of period	$46.06	$35.19	$26.84	$26.60
Number of accumulation units outstanding at end of period	448	221	221	221

CFI 91

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
Value at beginning of period	$24.61	$19.94	$22.58	$18.40	$17.55	$18.22	$17.80	$14.48	$12.34	$13.56
Value at end of period	$27.95	$24.61	$19.94	$22.58	$18.40	$17.55	$18.22	$17.80	$14.48	$12.34
Number of accumulation units outstanding at end of period	92	751	858	1,278	224	446	360	2,858	464	1,936
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during March 2011)
Value at beginning of period	$21.89	$17.43	$18.97	$15.62	$14.11	$13.86	$12.93	$9.99	$8.66	$8.97
Value at end of period	$24.77	$21.89	$17.43	$18.97	$15.62	$14.11	$13.86	$12.93	$9.99	$8.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2	6,893	1,558	873
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$32.19	$25.15	$27.14	$21.39	$21.34	$20.58	$20.26	$16.23	$13.65	$15.01
Value at end of period	$42.26	$32.19	$25.15	$27.14	$21.39	$21.34	$20.58	$20.26	$16.23	$13.65
Number of accumulation units outstanding at end of period	198	6	0	0	0	375	3,398	1,477	1,255	1,505
COLUMBIA ACORN® FUND (CLASS A SHARES)
(Funds were first received in this option during June 2017)
Value at beginning of period	$27.37	$22.00	$23.56	$21.34
Value at end of period	$34.85	$27.37	$22.00	$23.56
Number of accumulation units outstanding at end of period	0	761	739	809
DODGE & COX INTERNATIONAL STOCK FUND
Value at beginning of period	$11.49
Value at end of period	$15.51
Number of accumulation units outstanding at end of period	731
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during March 2011)
Value at beginning of period	$27.48	$21.49	$23.41	$20.70	$19.18	$19.69	$18.01	$14.13	$12.39	$13.19
Value at end of period	$27.69	$27.48	$21.49	$23.41	$20.70	$19.18	$19.69	$18.01	$14.13	$12.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	57	33
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.97
Number of accumulation units outstanding at end of period	172
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$23.72	$19.12	$22.03	$20.56
Value at end of period	$13.73	$23.72	$19.12	$22.03
Number of accumulation units outstanding at end of period	0	84	78	70
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$20.99
Value at end of period	$34.32
Number of accumulation units outstanding at end of period	361
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$35.69	$27.45	$26.51	$22.98
Value at end of period	$60.71	$35.69	$27.45	$26.51
Number of accumulation units outstanding at end of period	6	6	6	6
PIONEER HIGH YIELD FUND (CLASS A SHARES)
(Funds were first received in this option during June 2017)
Value at beginning of period	$19.84	$17.65	$18.48	$18.20
Value at end of period	$20.16	$19.84	$17.65	$18.48
Number of accumulation units outstanding at end of period	0	694	678	798

CFI 92

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIONEER STRATEGIC INCOME FUND (CLASS A SHARES)
(Funds were first received in this option during May 2017)
Value at beginning of period	$13.82	$12.73	$13.17	$12.98
Value at end of period	$14.63	$13.82	$12.73	$13.17
Number of accumulation units outstanding at end of period	0	0	0	529
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
(CLASS R)
(Funds were first received in this option during March 2012)
Value at beginning of period	$29.25	$23.45	$26.03	$23.69	$18.55	$18.95	$18.08	$13.81	$13.06
Value at end of period	$30.10	$29.25	$23.45	$26.03	$23.69	$18.55	$18.95	$18.08	$13.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	301	247
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.09	$12.31	$12.74	$11.80	$11.27	$11.95	$12.09	$12.78	$12.03	$11.76
Value at end of period	$14.07	$13.09	$12.31	$12.74	$11.80	$11.27	$11.95	$12.09	$12.78	$12.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	140	3,528	3,434	3,617
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$12.91	$11.70
Value at end of period	$12.64	$12.91
Number of accumulation units outstanding at end of period	13	14
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2017)
Value at beginning of period	$32.20	$25.39	$27.00	$25.28
Value at end of period	$37.14	$32.20	$25.39	$27.00
Number of accumulation units outstanding at end of period	382	191	181	167
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$18.86	$16.15	$17.27	$15.28	$14.50	$14.93	$14.32	$12.41	$11.13	$11.47
Value at end of period	$20.99	$18.86	$16.15	$17.27	$15.28	$14.50	$14.93	$14.32	$12.41	$11.13
Number of accumulation units outstanding at end of period	3,123	6,051	2,501	2,234	0	0	3,129	1,811	1,429	2,725
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$21.13	$17.52	$19.11	$16.38	$15.41	$15.88	$15.20	$12.65	$11.13	$11.77
Value at end of period	$23.77	$21.13	$17.52	$19.11	$16.38	$15.41	$15.88	$15.20	$12.65	$11.13
Number of accumulation units outstanding at end of period	848	1,035	775	567	0	0	4,301	4	1,300	937
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$22.25	$18.12	$20.05	$16.92	$15.89	$16.41	$15.68	$12.82	$11.23	$11.99
Value at end of period	$25.34	$22.25	$18.12	$20.05	$16.92	$15.89	$16.41	$15.68	$12.82	$11.23
Number of accumulation units outstanding at end of period	530	2,971	999	794	0	0	2,760	1,865	295	298
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2017)
Value at beginning of period	$21.61	$17.55	$19.48	$17.93
Value at end of period	$24.54	$21.61	$17.55	$19.48
Number of accumulation units outstanding at end of period	638	2,650	2,559	2,482
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$14.85	$13.34	$13.99	$13.00	$12.57	$12.88	$12.33	$11.60	$10.84	$10.71
Value at end of period	$16.25	$14.85	$13.34	$13.99	$13.00	$12.57	$12.88	$12.33	$11.60	$10.84
Number of accumulation units outstanding at end of period	1,036	1,441	1,398	1,357	0	0	0	0	4	117
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$15.61	$14.43	$14.70	$14.24	$13.90	$14.03	$13.34	$13.61	$12.66	$11.90
Value at end of period	$16.61	$15.61	$14.43	$14.70	$14.24	$13.90	$14.03	$13.34	$13.61	$12.66
Number of accumulation units outstanding at end of period	34	34	35	35	36	1,347	1,727	276	105	3,309

CFI 93

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$12.78	$11.12	$13.27	$11.01	$10.97	$11.52	$12.53	$10.58	$9.03	$10.41
Value at end of period	$12.51	$12.78	$11.12	$13.27	$11.01	$10.97	$11.52	$12.53	$10.58	$9.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3	0	45	33
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$30.02	$22.96	$23.66	$18.51	$18.07	$17.25	$16.25
Value at end of period	$38.72	$30.02	$22.96	$23.66	$18.51	$18.07	$17.25
Number of accumulation units outstanding at end of period	272	243	240	349	345	331	329
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$19.61	$15.38	$16.86	$15.03
Value at end of period	$27.30	$19.61	$15.38	$16.86
Number of accumulation units outstanding at end of period	819	1,049	1,047	730
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2020)
Value at beginning of period	$45.16
Value at end of period	$59.81
Number of accumulation units outstanding at end of period	121
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2017)
Value at beginning of period	$35.43	$28.59	$34.49	$32.15
Value at end of period	$44.12	$35.43	$28.59	$34.49
Number of accumulation units outstanding at end of period	0	313	291	354
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$19.00	$16.31	$17.55	$15.44	$14.79	$15.01	$14.42	$12.58	$11.24	$11.76
Value at end of period	$21.28	$19.00	$16.31	$17.55	$15.44	$14.79	$15.01	$14.42	$12.58	$11.24
Number of accumulation units outstanding at end of period	1,719	1,949	1,852	1,747	4,975	4,614	6,625	25,696	18,923	27,097
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.78	$17.30	$19.13	$16.24	$15.50	$15.79	$15.15	$12.77	$11.25	$11.96
Value at end of period	$23.46	$20.78	$17.30	$19.13	$16.24	$15.50	$15.79	$15.15	$12.77	$11.25
Number of accumulation units outstanding at end of period	1,033	1,372	3,104	2,898	7,869	5,727	14,616	31,047	15,413	16,588
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.70	$17.76	$20.06	$16.78	$15.99	$16.37	$15.65	$12.86	$11.29	$12.08
Value at end of period	$24.88	$21.70	$17.76	$20.06	$16.78	$15.99	$16.37	$15.65	$12.86	$11.29
Number of accumulation units outstanding at end of period	612	721	864	869	1,667	1,571	4,854	26,128	18,106	16,133
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.87	$17.00	$19.27	$16.06	$15.30	$15.66	$14.94	$12.26	$10.77	$11.51
Value at end of period	$23.87	$20.87	$17.00	$19.27	$16.06	$15.30	$15.66	$14.94	$12.26	$10.77
Number of accumulation units outstanding at end of period	0	0	0	0	811	508	327	2,536	224	130
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.09	$13.52	$14.15	$13.12	$12.73	$12.91	$12.38	$11.73	$10.84	$10.95
Value at end of period	$16.65	$15.09	$13.52	$14.15	$13.12	$12.73	$12.91	$12.38	$11.73	$10.84
Number of accumulation units outstanding at end of period	190	1,279	1,605	1,611	3,535	3,367	1,378	6,722	3,145	2,659
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$20.34
Value at end of period	$23.15
Number of accumulation units outstanding at end of period	4,370
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.35	$11.28	$12.65	$11.58	$10.20	$10.57	$10.42
Value at end of period	$14.46	$13.35	$11.28	$12.65	$11.58	$10.20	$10.57
Number of accumulation units outstanding at end of period	0	0	0	0	157	128	101

CFI 94

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$33.48	$26.87	$30.98	$27.58	$24.35	$25.43	$22.39	$17.24	$14.54	$14.46
Value at end of period	$33.16	$33.48	$26.87	$30.98	$27.58	$24.35	$25.43	$22.39	$17.24	$14.54
Number of accumulation units outstanding at end of period	16	659	607	523	73	187	166	419	351	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$33.57	$24.78	$25.93	$21.04	$19.83	$19.68	$17.82	$13.35	$11.64	$12.24
Value at end of period	$43.71	$33.57	$24.78	$25.93	$21.04	$19.83	$19.68	$17.82	$13.35	$11.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
Value at beginning of period	$36.82
Value at end of period	$47.29
Number of accumulation units outstanding at end of period	7
WANGER SELECT
(Funds were first received in this option during August 2017)
Value at beginning of period	$25.83	$20.27	$23.48	$21.04
Value at end of period	$32.24	$25.83	$20.27	$23.48
Number of accumulation units outstanding at end of period	6	6	6	6
WANGER USA
Value at beginning of period	$39.56
Value at end of period	$49.23
Number of accumulation units outstanding at end of period	7

TABLE 27
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2017)
Value at beginning of period	$35.00	$26.71	$26.49	$21.35
Value at end of period	$45.79	$35.00	$26.71	$26.49
Number of accumulation units outstanding at end of period	0	0	0	455
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$21.76	$17.34	$18.88	$15.56	$14.05	$13.82	$12.89	$9.96	$8.64	$8.96
Value at end of period	$24.62	$21.76	$17.34	$18.88	$15.56	$14.05	$13.82	$12.89	$9.96	$8.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$31.93	$24.96	$26.95	$21.25	$21.21	$20.47	$20.16	$16.16	$13.59	$14.96
Value at end of period	$41.91	$31.93	$24.96	$26.95	$21.25	$21.21	$20.47	$20.16	$16.16	$13.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	25	44	119	0
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during November 2018)
Value at beginning of period	$32.89	$26.09	$28.34
Value at end of period	$44.61	$32.89	$26.09
Number of accumulation units outstanding at end of period	116	28	5,312
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2018)
Value at beginning of period	$25.12	$20.50	$23.12
Value at end of period	$26.53	$25.12	$20.50
Number of accumulation units outstanding at end of period	15	5	581

CFI 95

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2018)
Value at beginning of period	$25.12	$20.48	$23.43
Value at end of period	$27.18	$25.12	$20.48
Number of accumulation units outstanding at end of period	0	35	2,290
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2018)
Value at beginning of period	$23.02	$18.37	$19.93
Value at end of period	$24.15	$23.02	$18.37
Number of accumulation units outstanding at end of period	13	42	4,245
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during November 2018)
Value at beginning of period	$27.05	$22.08	$24.14
Value at end of period	$25.40	$27.05	$22.08
Number of accumulation units outstanding at end of period	29	5	714
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$30.60	$26.73
Value at end of period	$31.71	$30.60
Number of accumulation units outstanding at end of period	62	62
INVESCO DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$40.43	$33.10	$38.25	$29.50
Value at end of period	$46.69	$40.43	$33.10	$38.25
Number of accumulation units outstanding at end of period	0	0	0	276
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$23.60	$19.52	$21.64	$19.68
Value at end of period	$23.86	$23.60	$19.52	$21.64
Number of accumulation units outstanding at end of period	0	0	0	5,636
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.98
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	13
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.00	$12.24	$12.68	$11.75	$11.22	$11.91	$12.05	$12.75	$12.00	$11.74
Value at end of period	$13.97	$13.00	$12.24	$12.68	$11.75	$11.22	$11.91	$12.05	$12.75	$12.00
Number of accumulation units outstanding at end of period	0	0	0	5,018	0	0	0	0	0	0
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$12.88	$10.72	$11.92	$11.35
Value at end of period	$12.61	$12.88	$10.72	$11.92
Number of accumulation units outstanding at end of period	39	39	39	39
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2018)
Value at beginning of period	$14.20	$13.67	$13.40
Value at end of period	$14.54	$14.20	$13.67
Number of accumulation units outstanding at end of period	43	12	2,377
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2018)
Value at beginning of period	$9.29	$9.28	$9.28
Value at end of period	$9.15	$9.29	$9.28
Number of accumulation units outstanding at end of period	13	5	3,075

CFI 96

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$26.95	$21.07	$23.01	$21.57
Value at end of period	$30.71	$26.95	$21.07	$23.01
Number of accumulation units outstanding at end of period	17	17	17	17
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$18.76	$16.08	$17.20	$15.23	$14.46	$14.89	$14.29	$12.39	$11.12	$11.46
Value at end of period	$20.88	$18.76	$16.08	$17.20	$15.23	$14.46	$14.89	$14.29	$12.39	$11.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,324	2,782	1,755	1,169	0
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.02	$17.45	$19.03	$16.32	$15.36	$15.84	$15.17	$12.63	$11.12	$11.67
Value at end of period	$23.64	$21.02	$17.45	$19.03	$16.32	$15.36	$15.84	$15.17	$12.63	$11.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	921	822	619	295	0
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.14	$18.04	$19.97	$16.87	$15.84	$16.37	$15.65	$12.80	$11.22	$11.88
Value at end of period	$25.21	$22.14	$18.04	$19.97	$16.87	$15.84	$16.37	$15.65	$12.80	$11.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	398	1,197	1,182	1,752	0
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2013)
Value at beginning of period	$21.51	$17.48	$19.41	$16.32	$15.35	$15.87	$15.15	$14.55
Value at end of period	$24.41	$21.51	$17.48	$19.41	$16.32	$15.35	$15.87	$15.15
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	158	20
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.78	$13.28	$13.93	$12.96	$12.53	$12.85
Value at end of period	$16.16	$14.78	$13.28	$13.93	$12.96	$12.53
Number of accumulation units outstanding at end of period	0	0	363	0	169	2,441
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.49	$14.32	$14.60	$14.15	$13.81	$13.95	$13.28	$13.55	$13.48
Value at end of period	$16.47	$15.49	$14.32	$14.60	$14.15	$13.81	$13.95	$13.28	$13.55
Number of accumulation units outstanding at end of period	50	15	3,628	0	2,787	3,159	3,393	29	16
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$15.37	$14.22	$14.54	$14.17
Value at end of period	$16.30	$15.37	$14.22	$14.54
Number of accumulation units outstanding at end of period	235	235	10,834	10,612
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.70	$11.05	$13.19	$10.96	$10.92	$11.47	$12.48	$10.54	$10.08
Value at end of period	$12.41	$12.70	$11.05	$13.19	$10.96	$10.92	$11.47	$12.48	$10.54
Number of accumulation units outstanding at end of period	0	0	0	750	0	24	13	18	11
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$10.70	$8.95	$10.53	$8.84
Value at end of period	$11.37	$10.70	$8.95	$10.53
Number of accumulation units outstanding at end of period	0	0	2,273	1,293
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$29.88	$22.86	$23.57	$18.45	$18.03	$17.21	$16.22
Value at end of period	$38.52	$29.88	$22.86	$23.57	$18.45	$18.03	$17.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	316	311

CFI 97

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2018)
Value at beginning of period	$17.12	$13.91	$14.89
Value at end of period	$17.89	$17.12	$13.91
Number of accumulation units outstanding at end of period	48	9	894
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$19.55	$15.33	$16.82	$15.78
Value at end of period	$27.19	$19.55	$15.33	$16.82
Number of accumulation units outstanding at end of period	142	142	38	38
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$23.25	$18.17	$20.35	$18.02
Value at end of period	$26.71	$23.25	$18.17	$20.35
Number of accumulation units outstanding at end of period	0	0	475	601
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$22.29	$18.09	$20.71	$18.51
Value at end of period	$26.24	$22.29	$18.09	$20.71
Number of accumulation units outstanding at end of period	0	0	148	102
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2018)
Value at beginning of period	$32.32	$25.94	$29.58
Value at end of period	$35.82	$32.32	$25.94
Number of accumulation units outstanding at end of period	0	0	141
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$18.90	$16.24	$17.48	$15.39	$14.74	$14.97	$14.39	$12.56	$11.23	$11.75
Value at end of period	$21.16	$18.90	$16.24	$17.48	$15.39	$14.74	$14.97	$14.39	$12.56	$11.23
Number of accumulation units outstanding at end of period	80	44	35,765	0	30,148	25,468	23,780	0	0	0
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.68	$17.22	$19.05	$16.18	$15.45	$15.75	$15.13	$12.75	$11.24	$11.96
Value at end of period	$23.33	$20.68	$17.22	$19.05	$16.18	$15.45	$15.75	$15.13	$12.75	$11.24
Number of accumulation units outstanding at end of period	1,630	1,552	47,858	0	43,308	38,695	34,417	0	0	0
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.59	$17.68	$19.98	$16.73	$15.94	$16.33	$15.62	$12.84	$11.28	$12.07
Value at end of period	$24.75	$21.59	$17.68	$19.98	$16.73	$15.94	$16.33	$15.62	$12.84	$11.28
Number of accumulation units outstanding at end of period	998	287	32,497	0	28,321	20,273	19,094	0	0	0
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2014)
Value at beginning of period	$20.76	$16.93	$19.20	$16.01	$15.26	$15.62	$15.06
Value at end of period	$23.75	$20.76	$16.93	$19.20	$16.01	$15.26	$15.62
Number of accumulation units outstanding at end of period	2,734	2,355	23,675	0	15,931	8,792	5,246
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$15.01	$13.46	$14.09	$13.07	$12.70	$12.88	$12.36	$11.71	$10.83	$10.94
Value at end of period	$16.56	$15.01	$13.46	$14.09	$13.07	$12.70	$12.88	$12.36	$11.71	$10.83
Number of accumulation units outstanding at end of period	0	0	24,353	0	23,502	20,365	135	0	0	0
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$17.64	$15.59	$16.48	$15.35
Value at end of period	$19.21	$17.64	$15.59	$16.48
Number of accumulation units outstanding at end of period	0	0	4,626	3,939
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$20.35	$16.81	$18.61	$16.40
Value at end of period	$22.95	$20.35	$16.81	$18.61
Number of accumulation units outstanding at end of period	0	0	9,034	7,089

CFI 98

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$19.13	$16.27	$17.57	$15.86
Value at end of period	$21.25	$19.13	$16.27	$17.57
Number of accumulation units outstanding at end of period	0	0	5,385	9,329
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$35.55	$27.56	$32.60	$29.72	$24.27	$25.02	$22.54	$17.38	$15.13	$15.83
Value at end of period	$36.32	$35.55	$27.56	$32.60	$29.72	$24.27	$25.02	$22.54	$17.38	$15.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$40.62	$29.71	$30.68	$24.25	$23.32	$24.87	$24.15	$17.62	$14.92	$14.79
Value at end of period	$53.43	$40.62	$29.71	$30.68	$24.25	$23.32	$24.87	$24.15	$17.62	$14.92
Number of accumulation units outstanding at end of period	59	58	1,989	57	954	719	1,360	190	169	381
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.17	$19.16	$21.34	$17.78	$16.61	$16.34	$14.68	$11.03	$9.96	$10.58
Value at end of period	$30.18	$25.17	$19.16	$21.34	$17.78	$16.61	$16.34	$14.68	$11.03	$9.96
Number of accumulation units outstanding at end of period	0	0	659	0	543	470	533	0	0	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.25	$16.23	$19.99	$18.26	$14.95	$15.61	$15.15	$10.97	$9.73	$10.13
Value at end of period	$20.82	$19.25	$16.23	$19.99	$18.26	$14.95	$15.61	$15.15	$10.97	$9.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2017)
Value at beginning of period	$31.27	$25.09	$28.44	$25.13
Value at end of period	$35.86	$31.27	$25.09	$28.44
Number of accumulation units outstanding at end of period	0	0	788	1,160
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2014)
Value at beginning of period	$33.34	$24.62	$25.77	$20.92	$19.73	$19.59	$18.16
Value at end of period	$43.39	$33.34	$24.62	$25.77	$20.92	$19.73	$19.59
Number of accumulation units outstanding at end of period	0	0	1,122	0	557	314	248
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$36.15	$26.75	$28.07	$22.85	$21.60	$21.51	$19.52	$14.67	$14.35
Value at end of period	$46.89	$36.15	$26.75	$28.07	$22.85	$21.60	$21.51	$19.52	$14.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	354	329	257	166
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.39	$22.89
Value at end of period	$25.28	$25.39
Number of accumulation units outstanding at end of period	150	150
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$30.47	$24.17	$28.46	$27.49
Value at end of period	$30.35	$30.47	$24.17	$28.46
Number of accumulation units outstanding at end of period	20	20	20	20

CFI 99

Condensed Financial Information (continued)

TABLE 28
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$21.64	$17.25	$18.79	$15.49	$14.00	$13.77	$12.86	$9.94	$8.63	$8.94
Value at end of period	$24.46	$21.64	$17.25	$18.79	$15.49	$14.00	$13.77	$12.86	$9.94	$8.63
Number of accumulation units outstanding at end of period	193	0	0	0	319	197	581	0	914	0
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$31.68	$24.78	$26.76	$21.12	$21.09	$20.36	$20.06	$16.08	$13.54	$14.91
Value at end of period	$41.55	$31.68	$24.78	$26.76	$21.12	$21.09	$20.36	$20.06	$16.08	$13.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,809
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$33.28
Value at end of period	$44.23
Number of accumulation units outstanding at end of period	150
CRM MID CAP VALUE FUND (INVESTOR SHARES)
Value at beginning of period	$29.38	$25.66
Value at end of period	$31.98	$29.38
Number of accumulation units outstanding at end of period	1	61
DODGE & COX STOCK FUND
(Funds were first received in this option during September 2017)
Value at beginning of period	$28.12	$22.95	$25.16	$23.13
Value at end of period	$29.58	$28.12	$22.95	$25.16
Number of accumulation units outstanding at end of period	441	88	234	279
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$26.84	$21.92	$25.03	$23.21	$20.95	$22.08	$21.36	$17.32	$15.52	$16.25
Value at end of period	$25.18	$26.84	$21.92	$25.03	$23.21	$20.95	$22.08	$21.36	$17.32	$15.52
Number of accumulation units outstanding at end of period	751	886	740	618	577	514	423	934	1,107	460
INVESCO GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during June 2020)
Value at beginning of period	$7.46
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	129
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.96
Number of accumulation units outstanding at end of period	145
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$30.29	$25.80	$29.41	$26.84	$21.99	$23.19	$21.36	$16.54	$14.09	$15.08
Value at end of period	$32.67	$30.29	$25.80	$29.41	$26.84	$21.99	$23.19	$21.36	$16.54	$14.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	52	0	0
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.92	$12.17	$12.61	$11.69	$11.18	$11.86	$12.01	$12.71	$11.97	$11.72
Value at end of period	$13.88	$12.92	$12.17	$12.61	$11.69	$11.18	$11.86	$12.01	$12.71	$11.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	11	0	3	0	865
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.85	$10.70	$11.90	$9.75	$9.32	$10.01
Value at end of period	$12.57	$12.85	$10.70	$11.90	$9.75	$9.32
Number of accumulation units outstanding at end of period	31	31	31	31	31	31

CFI 100

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$14.08	$13.57	$13.64	$13.62	$13.58	$13.55	$13.09	$13.51	$13.31	$12.56
Value at end of period	$14.42	$14.08	$13.57	$13.64	$13.62	$13.58	$13.55	$13.09	$13.51	$13.31
Number of accumulation units outstanding at end of period	36	36	36	36	36	36	37	2,321	2,852	2,634
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$18.67	$16.01	$17.13	$15.18	$14.41	$14.85	$14.27	$12.37	$11.11	$11.46
Value at end of period	$20.76	$18.67	$16.01	$17.13	$15.18	$14.41	$14.85	$14.27	$12.37	$11.11
Number of accumulation units outstanding at end of period	26,023	19,871	17,425	21,324	2,395	113	3,037	0	0	50
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.92	$17.37	$18.96	$16.27	$15.32	$15.80	$15.15	$12.61	$11.11	$11.66
Value at end of period	$23.51	$20.92	$17.37	$18.96	$16.27	$15.32	$15.80	$15.15	$12.61	$11.11
Number of accumulation units outstanding at end of period	13,390	11,479	10,356	10,492	2,707	4,481	216	0	0	409
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$22.03	$17.95	$19.89	$16.81	$15.79	$16.33	$15.62	$12.78	$11.21	$11.87
Value at end of period	$25.07	$22.03	$17.95	$19.89	$16.81	$15.79	$16.33	$15.62	$12.78	$11.21
Number of accumulation units outstanding at end of period	15,781	14,113	13,034	13,018	6,084	3,668	5,560	0	0	1,575
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2014)
Value at beginning of period	$21.41	$17.40	$19.34	$16.26	$15.30	$15.84	$15.77
Value at end of period	$24.28	$21.41	$17.40	$19.34	$16.26	$15.30	$15.84
Number of accumulation units outstanding at end of period	3,730	3,462	3,022	2,585	453	301	611
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2015)
Value at beginning of period	$14.70	$13.22	$13.88	$12.91	$12.49	$13.05
Value at end of period	$16.07	$14.70	$13.22	$13.88	$12.91	$12.49
Number of accumulation units outstanding at end of period	10,223	6,229	8,206	7,600	962	24
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.61	$10.98	$13.12	$10.90	$10.87	$11.42	$12.43	$10.51	$8.98	$10.53
Value at end of period	$12.32	$12.61	$10.98	$13.12	$10.90	$10.87	$11.42	$12.43	$10.51	$8.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,320	292	0	1,537
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$19.48	$15.29	$16.77	$15.42
Value at end of period	$27.08	$19.48	$15.29	$16.77
Number of accumulation units outstanding at end of period	1,535	1,213	5,935	6,161
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$43.38	$32.46	$33.31	$25.78	$24.58	$23.21	$20.86	$16.06	$14.24	$13.89
Value at end of period	$59.12	$43.38	$32.46	$33.31	$25.78	$24.58	$23.21	$20.86	$16.06	$14.24
Number of accumulation units outstanding at end of period	564	421	672	192	0	0	0	0	69	59
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2017)
Value at beginning of period	$35.05	$28.32	$34.19	$32.04
Value at end of period	$43.61	$35.05	$28.32	$34.19
Number of accumulation units outstanding at end of period	0	0	95	184
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$32.06	$25.75	$31.02	$28.25	$23.00	$23.50	$22.35	$16.45	$14.56	$15.13
Value at end of period	$35.52	$32.06	$25.75	$31.02	$28.25	$23.00	$23.50	$22.35	$16.45	$14.56
Number of accumulation units outstanding at end of period	0	0	0	0	4	0	1,632	2,461	82	3,528
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$18.81	$16.17	$17.41	$15.34	$14.70	$14.93	$14.36	$12.54	$11.22	$11.75
Value at end of period	$21.05	$18.81	$16.17	$17.41	$15.34	$14.70	$14.93	$14.36	$12.54	$11.22
Number of accumulation units outstanding at end of period	3	4	4	5	16,300	14,152	35,217	35,864	31,800	35,131

CFI 101

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.57	$17.15	$18.98	$16.13	$15.41	$15.71	$15.10	$12.73	$11.23	$11.95
Value at end of period	$23.20	$20.57	$17.15	$18.98	$16.13	$15.41	$15.71	$15.10	$12.73	$11.23
Number of accumulation units outstanding at end of period	0	0	0	0	9,664	9,212	20,962	39,806	30,108	33,097
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.48	$17.60	$19.90	$16.67	$15.90	$16.29	$15.59	$12.82	$11.27	$12.07
Value at end of period	$24.61	$21.48	$17.60	$19.90	$16.67	$15.90	$16.29	$15.59	$12.82	$11.27
Number of accumulation units outstanding at end of period	0	0	0	0	7,106	6,348	17,388	25,892	13,605	25,477
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$20.66	$16.85	$19.13	$15.95	$15.22	$15.59	$14.89	$12.23	$10.75	$12.06
Value at end of period	$23.62	$20.66	$16.85	$19.13	$15.95	$15.22	$15.59	$14.89	$12.23	$10.75
Number of accumulation units outstanding at end of period	0	0	0	0	2,185	2,050	4,033	2,261	179	65
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$14.94	$13.40	$14.04	$13.03	$12.66	$12.85	$12.33	$11.70	$10.82	$10.94
Value at end of period	$16.47	$14.94	$13.40	$14.04	$13.03	$12.66	$12.85	$12.33	$11.70	$10.82
Number of accumulation units outstanding at end of period	19	20	20	21	9,085	9,680	4,355	3,890	720	3,225
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2017)
Value at beginning of period	$20.07	$15.89	$17.46	$17.22
Value at end of period	$18.49	$20.07	$15.89	$17.46
Number of accumulation units outstanding at end of period	1	357	264	27
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$24.97	$19.02	$21.19	$17.66	$16.51	$16.25	$14.60	$10.99	$9.92	$10.55
Value at end of period	$29.92	$24.97	$19.02	$21.19	$17.66	$16.51	$16.25	$14.60	$10.99	$9.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	753	1,831	534
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.12	$16.12	$19.87	$18.16	$14.88	$15.54	$15.10	$10.93	$9.70	$10.11
Value at end of period	$20.66	$19.12	$16.12	$19.87	$18.16	$14.88	$15.54	$15.10	$10.93	$9.70
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$32.96	$26.47	$30.55	$27.23	$24.06	$25.16	$22.17	$17.09	$14.43	$14.36
Value at end of period	$32.60	$32.96	$26.47	$30.55	$27.23	$24.06	$25.16	$22.17	$17.09	$14.43
Number of accumulation units outstanding at end of period	228	499	530	688	782	850	266	2	144	1,420
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$33.10	$24.46	$25.62	$20.81	$19.63	$19.51	$17.68	$13.26	$11.57	$12.18
Value at end of period	$43.06	$33.10	$24.46	$25.62	$20.81	$19.63	$19.51	$17.68	$13.26	$11.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	272	258	218
WANGER SELECT
Value at beginning of period	$25.81
Value at end of period	$31.89
Number of accumulation units outstanding at end of period	52

TABLE 29
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$21.51	$17.15	$18.70	$15.42	$13.95	$13.73	$12.82	$9.92	$8.61	$8.93
Value at end of period	$24.31	$21.51	$17.15	$18.70	$15.42	$13.95	$13.73	$12.82	$9.92	$8.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	473	294	0

CFI 102

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$31.43	$24.59	$26.58	$20.98	$20.96	$20.24	$19.96	$16.01	$13.49	$14.86
Value at end of period	$41.20	$31.43	$24.59	$26.58	$20.98	$20.96	$20.24	$19.96	$16.01	$13.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	18	26	27	35	35
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$22.74	$19.46	$20.88	$18.75	$17.26	$17.83	$16.74	$14.41	$13.10	$12.63
Value at end of period	$23.47	$22.74	$19.46	$20.88	$18.75	$17.26	$17.83	$16.74	$14.41	$13.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	763	625	246	749	736
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$12.84	$12.10	$12.54	$11.63	$11.13	$11.82	$11.97	$12.68	$11.94	$11.94
Value at end of period	$13.78	$12.84	$12.10	$12.54	$11.63	$11.13	$11.82	$11.97	$12.68	$11.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,707	2,707	1,796	886
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.58	$15.94	$17.06	$15.13	$14.37	$14.82	$14.24	$12.36	$11.10	$12.01
Value at end of period	$20.65	$18.58	$15.94	$17.06	$15.13	$14.37	$14.82	$14.24	$12.36	$11.10
Number of accumulation units outstanding at end of period	1,813	3,961	3,963	3,967	4,079	4,089	4,104	4,112	4,120	6,134
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$20.82	$17.29	$18.88	$16.21	$15.27	$15.77	$15.12	$12.59	$11.10	$12.28
Value at end of period	$23.39	$20.82	$17.29	$18.88	$16.21	$15.27	$15.77	$15.12	$12.59	$11.10
Number of accumulation units outstanding at end of period	1,299	1,301	1,303	1,718	1,851	1,859	1,922	1,930	2,997	4,779
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$21.92	$17.88	$19.82	$16.75	$15.75	$16.29	$15.59	$12.77	$11.19	$12.58
Value at end of period	$24.93	$21.92	$17.88	$19.82	$16.75	$15.75	$16.29	$15.59	$12.77	$11.19
Number of accumulation units outstanding at end of period	922	926	948	1,262	1,272	1,282	1,484	1,496	1,700	2,312
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.63	$13.16	$13.82	$12.87	$12.45	$12.79	$12.26	$11.55	$10.81	$10.97
Value at end of period	$15.98	$14.63	$13.16	$13.82	$12.87	$12.45	$12.79	$12.26	$11.55	$10.81
Number of accumulation units outstanding at end of period	7,184	7,183	7,187	7,186	7,190	7,197	718	782	783	837
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$12.52	$10.91	$13.04	$10.84	$10.82	$11.37	$12.39	$10.47	$8.95	$10.34
Value at end of period	$12.23	$12.52	$10.91	$13.04	$10.84	$10.82	$11.37	$12.39	$10.47	$8.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	298	148	183	74
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$19.41	$15.24	$16.73	$15.39
Value at end of period	$26.98	$19.41	$15.24	$16.73
Number of accumulation units outstanding at end of period	0	0	0	0
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$23.86	$19.47	$25.33	$19.04	$19.45	$18.27	$19.73	$15.57	$13.14	$16.18
Value at end of period	$27.14	$23.86	$19.47	$25.33	$19.04	$19.45	$18.27	$19.73	$15.57	$13.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	673
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$18.72	$16.10	$17.35	$15.29	$14.66	$14.90	$14.33	$12.52	$11.21	$11.74
Value at end of period	$20.93	$18.72	$16.10	$17.35	$15.29	$14.66	$14.90	$14.33	$12.52	$11.21
Number of accumulation units outstanding at end of period	4	4	4	4	5	332	265	17,522	26,319	2,926
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.47	$17.07	$18.90	$16.07	$15.36	$15.67	$15.07	$12.71	$11.21	$11.94
Value at end of period	$23.07	$20.47	$17.07	$18.90	$16.07	$15.36	$15.67	$15.07	$12.71	$11.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,399	2,498	7,941	13,442	929

CFI 103

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.38	$17.53	$19.83	$16.61	$15.85	$16.25	$15.56	$12.80	$11.25	$12.06
Value at end of period	$24.48	$21.38	$17.53	$19.83	$16.61	$15.85	$16.25	$15.56	$12.80	$11.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	73	326	6,189	14,997	1,469
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2012)
Value at beginning of period	$20.57	$16.78	$19.05	$15.90	$15.18	$15.55	$14.86	$12.22	$11.41
Value at end of period	$23.50	$20.57	$16.78	$19.05	$15.90	$15.18	$15.55	$14.86	$12.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	56	19	1,809	1,448
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$14.86	$13.34	$13.98	$12.98	$12.62	$12.82	$12.31	$11.68	$10.81	$10.93
Value at end of period	$16.38	$14.86	$13.34	$13.98	$12.98	$12.62	$12.82	$12.31	$11.68	$10.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,043	53	134	3,165	106
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.47	$19.81	$22.93	$19.76	$17.01	$18.35	$17.05	$12.81	$10.95	$11.34
Value at end of period	$24.01	$24.47	$19.81	$22.93	$19.76	$17.01	$18.35	$17.05	$12.81	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$32.69	$26.27	$30.34	$27.06	$23.92	$25.02	$22.06	$17.01	$14.37	$14.32
Value at end of period	$32.33	$32.69	$26.27	$30.34	$27.06	$23.92	$25.02	$22.06	$17.01	$14.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	482	113	0

TABLE 30
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2018)
Value at beginning of period	$11.73	$11.07	$11.35
Value at end of period	$12.70	$11.73	$11.07
Number of accumulation units outstanding at end of period	0	351	242
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during June 2011)
Value at beginning of period	$21.39	$17.06	$18.61	$15.36	$13.89	$13.68	$12.79	$9.90	$8.60	$9.01
Value at end of period	$24.15	$21.39	$17.06	$18.61	$15.36	$13.89	$13.68	$12.79	$9.90	$8.60
Number of accumulation units outstanding at end of period	0	174	151	901	611	211	0	0	0	96
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$31.18	$24.41	$26.39	$20.85	$20.84	$20.13	$19.86	$15.94	$13.43	$14.80
Value at end of period	$40.86	$31.18	$24.41	$26.39	$20.85	$20.84	$20.13	$19.86	$15.94	$13.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	14	30
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during May 2018)
Value at beginning of period	$25.89	$20.66	$22.63
Value at end of period	$26.42	$25.89	$20.66
Number of accumulation units outstanding at end of period	0	59	43
INVESCO GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during May 2018)
Value at beginning of period	$7.59	$5.27	$5.95
Value at end of period	$10.16	$7.59	$5.27
Number of accumulation units outstanding at end of period	0	111	80

CFI 104

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2018)
Value at beginning of period	$22.98	$18.56	$21.10
Value at end of period	$13.27	$22.98	$18.56
Number of accumulation units outstanding at end of period	0	70	58
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.76	$12.03	$12.48	$11.58	$11.08	$11.77	$11.93	$12.64	$11.91	$11.68
Value at end of period	$13.69	$12.76	$12.03	$12.48	$11.58	$11.08	$11.77	$11.93	$12.64	$11.91
Number of accumulation units outstanding at end of period	0	0	0	0	650	484	0	0	0	0
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$18.49	$15.86	$17.00	$15.07	$14.33	$14.78	$14.21	$12.34	$11.09	$11.45
Value at end of period	$20.54	$18.49	$15.86	$17.00	$15.07	$14.33	$14.78	$14.21	$12.34	$11.09
Number of accumulation units outstanding at end of period	0	3,998	3,641	0	0	2,811	0	2,843	0	0
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.71	$17.21	$18.81	$16.15	$15.23	$15.73	$15.09	$12.57	$11.09	$11.65
Value at end of period	$23.26	$20.71	$17.21	$18.81	$16.15	$15.23	$15.73	$15.09	$12.57	$11.09
Number of accumulation units outstanding at end of period	0	1,387	1,218	0	0	3,699	234	1,114	0	0
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.81	$17.80	$19.74	$16.69	$15.70	$16.25	$15.56	$12.75	$11.18	$11.86
Value at end of period	$24.80	$21.81	$17.80	$19.74	$16.69	$15.70	$16.25	$15.56	$12.75	$11.18
Number of accumulation units outstanding at end of period	0	741	650	0	0	723	0	9,297	0	0
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2013)
Value at beginning of period	$21.20	$17.25	$19.19	$16.16	$15.22	$15.76	$15.07	$14.56
Value at end of period	$24.02	$21.20	$17.25	$19.19	$16.16	$15.22	$15.76	$15.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	59	0	564
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$14.56	$13.11	$13.77	$12.83	$12.42	$12.76	$12.24	$11.54	$10.80	$10.69
Value at end of period	$15.90	$14.56	$13.11	$13.77	$12.83	$12.42	$12.76	$12.24	$11.54	$10.80
Number of accumulation units outstanding at end of period	0	3,703	4,477	0	0	4,960	26	21	16	11
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$12.44	$10.84	$12.96	$10.78	$10.76	$11.33	$12.34	$10.44	$8.93	$10.32
Value at end of period	$12.14	$12.44	$10.84	$12.96	$10.78	$10.76	$11.33	$12.34	$10.44	$8.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$31.56	$25.37	$30.59	$27.89	$22.73	$23.24	$22.13	$16.30	$14.44	$15.03
Value at end of period	$34.92	$31.56	$25.37	$30.59	$27.89	$22.73	$23.24	$22.13	$16.30	$14.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	4	4	4	4	4
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$18.62	$16.03	$17.28	$15.23	$14.61	$14.86	$14.31	$12.50	$11.20	$11.74
Value at end of period	$20.82	$18.62	$16.03	$17.28	$15.23	$14.61	$14.86	$14.31	$12.50	$11.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1	0	0	5,248
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.37	$16.99	$18.83	$16.01	$15.31	$15.63	$15.04	$12.70	$11.20	$11.94
Value at end of period	$22.95	$20.37	$16.99	$18.83	$16.01	$15.31	$15.63	$15.04	$12.70	$11.20
Number of accumulation units outstanding at end of period	12	2,564	2,568	2,570	2,571	4,201	4,517	4,488	5,301	7,892
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.27	$17.45	$19.75	$16.55	$15.80	$16.21	$15.53	$12.79	$11.24	$12.06
Value at end of period	$24.35	$21.27	$17.45	$19.75	$16.55	$15.80	$16.21	$15.53	$12.79	$11.24
Number of accumulation units outstanding at end of period	775	777	780	967	970	689	694	687	692	1,908
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$20.47	$16.71	$18.98	$15.85	$15.13	$15.51	$14.83	$12.20	$10.74	$11.49
Value at end of period	$23.37	$20.47	$16.71	$18.98	$15.85	$15.13	$15.51	$14.83	$12.20	$10.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	393

CFI 105

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.79	$13.28	$13.93	$12.94	$12.59	$12.79	$12.28	$11.66	$10.80	$11.05
Value at end of period	$16.29	$14.79	$13.28	$13.93	$12.94	$12.59	$12.79	$12.28	$11.66	$10.80
Number of accumulation units outstanding at end of period	0	0	0	0	1,073	1,077	0	0	0	27
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$34.71	$26.95	$31.93	$29.15	$23.84	$24.62	$22.21	$17.15	$14.96	$15.67
Value at end of period	$35.41	$34.71	$26.95	$31.93	$29.15	$23.84	$24.62	$22.21	$17.15	$14.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	34	34	245	246	248
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$24.58	$18.74	$20.89	$17.44	$16.32	$16.08	$14.46	$10.89	$9.84	$10.47
Value at end of period	$29.42	$24.58	$18.74	$20.89	$17.44	$16.32	$16.08	$14.46	$10.89	$9.84
Number of accumulation units outstanding at end of period	94	95	95	95	95	95	96	96	419	421
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.27	$19.66	$22.78	$19.64	$16.91	$18.25	$16.97	$12.75	$10.90	$11.30
Value at end of period	$23.81	$24.27	$19.66	$22.78	$19.64	$16.91	$18.25	$16.97	$12.75	$10.90
Number of accumulation units outstanding at end of period	89	89	89	89	89	332	333	580	583	587
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$32.44	$26.08	$30.13	$26.88	$23.78	$24.88	$21.96	$16.93	$14.32	$14.27
Value at end of period	$32.06	$32.44	$26.08	$30.13	$26.88	$23.78	$24.88	$21.96	$16.93	$14.32
Number of accumulation units outstanding at end of period	77	77	77	77	77	121	118	145	140	421
WANGER SELECT
(Funds were first received in this option during May 2018)
Value at beginning of period	$25.32	$19.91	$23.84
Value at end of period	$31.55	$25.32	$19.91
Number of accumulation units outstanding at end of period	0	49	44

TABLE 31
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.55%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$21.14	$16.88	$18.43	$15.22	$13.79	$13.59	$12.71	$9.85	$8.57	$8.90
Value at end of period	$23.85	$21.14	$16.88	$18.43	$15.22	$13.79	$13.59	$12.71	$9.85	$8.57
Number of accumulation units outstanding at end of period	0	0	0	147	118	0	179	155	126	92
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2020)
Value at beginning of period	$21.58
Value at end of period	$23.34
Number of accumulation units outstanding at end of period	225
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2020)
Value at beginning of period	$22.62
Value at end of period	$26.13
Number of accumulation units outstanding at end of period	323
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during February 2011)
Value at beginning of period	$26.62	$20.88	$22.81	$20.23	$18.81	$19.36	$17.76	$13.98	$12.29	$13.44
Value at end of period	$26.74	$26.62	$20.88	$22.81	$20.23	$18.81	$19.36	$17.76	$13.98	$12.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	191

CFI 106

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during September 2020)
Value at beginning of period	$11.21
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	221
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during September 2020)
Value at beginning of period	$12.02
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	410
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.98
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	147
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.57
Value at end of period	$14.92
Number of accumulation units outstanding at end of period	169
PIONEER STRATEGIC INCOME FUND (CLASS A SHARES)
Value at beginning of period	$13.40
Value at end of period	$14.16
Number of accumulation units outstanding at end of period	366
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$12.72	$10.61	$11.83	$9.71	$9.10
Value at end of period	$12.42	$12.72	$10.61	$11.83	$9.71
Number of accumulation units outstanding at end of period	43	43	43	44	44
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$18.30	$15.72	$16.86	$14.97	$14.25	$14.71	$14.16	$12.30	$11.07	$11.44
Value at end of period	$20.31	$18.30	$15.72	$16.86	$14.97	$14.25	$14.71	$14.16	$12.30	$11.07
Number of accumulation units outstanding at end of period	826	0	827	4,152	4,078	2,810	4,660	4,174	4,944	2,692
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.51	$17.06	$18.66	$16.04	$15.14	$15.65	$15.03	$12.54	$11.07	$11.64
Value at end of period	$23.01	$20.51	$17.06	$18.66	$16.04	$15.14	$15.65	$15.03	$12.54	$11.07
Number of accumulation units outstanding at end of period	0	1,052	1,053	2,163	3,823	441	4,976	3,289	3,712	1,778
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.59	$17.64	$19.58	$16.58	$15.61	$16.17	$15.50	$12.71	$11.16	$11.85
Value at end of period	$24.53	$21.59	$17.64	$19.58	$16.58	$15.61	$16.17	$15.50	$12.71	$11.16
Number of accumulation units outstanding at end of period	1,324	0	2,097	3,208	5,814	10,060	7,403	5,494	10,237	2,646
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.00	$17.10	$19.04	$16.05	$15.13	$15.69	$15.01	$12.30	$11.92
Value at end of period	$23.77	$21.00	$17.10	$19.04	$16.05	$15.13	$15.69	$15.01	$12.30
Number of accumulation units outstanding at end of period	15	16	17	17	407	622	0	35	523
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
Value at beginning of period	$14.41	$12.99	$13.66	$12.74	$12.34	$12.70	$12.19	$11.50	$10.78	$10.68
Value at end of period	$15.72	$14.41	$12.99	$13.66	$12.74	$12.34	$12.70	$12.19	$11.50	$10.78
Number of accumulation units outstanding at end of period	0	0	5,528	9,625	8,315	2,857	1,559	1,928	1,695	1,702
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
Value at beginning of period	$18.44	$15.88	$17.14	$15.13	$14.53	$14.79	$14.25	$12.47	$11.17	$11.73
Value at end of period	$20.59	$18.44	$15.88	$17.14	$15.13	$14.53	$14.79	$14.25	$12.47	$11.17
Number of accumulation units outstanding at end of period	703	707	711	715	720	782	311	1,186	983	784

CFI 107

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
Value at beginning of period	$20.17	$16.84	$18.68	$15.90	$15.22	$15.56	$14.98	$12.66	$11.18	$11.93
Value at end of period	$22.70	$20.17	$16.84	$18.68	$15.90	$15.22	$15.56	$14.98	$12.66	$11.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	56	55	44	36	11
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
Value at beginning of period	$21.06	$17.29	$19.59	$16.44	$15.71	$16.13	$15.47	$12.75	$11.22	$12.05
Value at end of period	$24.08	$21.06	$17.29	$19.59	$16.44	$15.71	$16.13	$15.47	$12.75	$11.22
Number of accumulation units outstanding at end of period	2,675	2,677	2,680	2,682	2,900	2,903	2,907	3,496	3,157	440
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.65	$13.17	$13.82	$12.85	$12.51	$12.80
Value at end of period	$16.11	$14.65	$13.17	$13.82	$12.85	$12.51
Number of accumulation units outstanding at end of period	387	389	390	391	394	394
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2015)
Value at beginning of period	$34.16	$26.55	$31.49	$28.78	$23.56	$24.58
Value at end of period	$34.82	$34.16	$26.55	$31.49	$28.78	$23.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	298
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.89	$19.37	$22.46	$19.38	$16.71	$18.05	$16.80	$12.64	$10.82	$11.22
Value at end of period	$23.41	$23.89	$19.37	$22.46	$19.38	$16.71	$18.05	$16.80	$12.64	$10.82
Number of accumulation units outstanding at end of period	9	9	9	9	9	0	0	0	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$40.76
Value at end of period	$48.11
Number of accumulation units outstanding at end of period	177

TABLE 32
FOR CERTAIN SUBACCOUNTS BEGINNING DURING OR AFTER FEBRUARY 2014 IN CONTRACTS WITH A DAILY ASSET CHARGE OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUND®
(CLASS R-3)
(Funds were first received in this option during June 2016)
Value at beginning of period	$25.27	$20.43	$23.08	$18.75	$18.21
Value at end of period	$28.78	$25.27	$20.43	$23.08	$18.75
Number of accumulation units outstanding at end of period	0	0	0	0	1,026
INVESCO INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$11.93	$11.04	$11.87	$11.72
Value at end of period	$12.76	$11.93	$11.04	$11.87
Number of accumulation units outstanding at end of period	0	0	209	187
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$36.59	$28.07	$27.03	$25.44
Value at end of period	$62.38	$36.59	$28.07	$27.03
Number of accumulation units outstanding at end of period	0	0	60	56

CFI 108

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MAINSTAY CBRE REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$11.99
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	1,975
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$36.37	$26.32	$26.45	$24.76
Value at end of period	$43.97	$36.37	$26.32	$26.45
Number of accumulation units outstanding at end of period	0	0	519	485
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2018)
Value at beginning of period	$19.33	$16.51	$17.17
Value at end of period	$21.57	$19.33	$16.51
Number of accumulation units outstanding at end of period	0	0	49
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$11.08	$9.94
Value at end of period	$11.81	$11.08
Number of accumulation units outstanding at end of period	0	2,041
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$23.08	$20.78
Value at end of period	$27.26	$23.08
Number of accumulation units outstanding at end of period	0	164
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.21	$29.20
Value at end of period	$37.05	$32.21
Number of accumulation units outstanding at end of period	0	875

TABLE 33
FOR CERTAIN SUBACCOUNTS BEGINNING DURING OR AFTER FEBRUARY 2012 IN CONTRACTS WITH A DAILY ASSET CHARGE OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2016)
Value at beginning of period	$12.11	$11.40	$11.87	$11.69	$11.97
Value at end of period	$13.16	$12.11	$11.40	$11.87	$11.69
Number of accumulation units outstanding at end of period	0	0	0	0	2
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during October 2018)
Value at beginning of period	$32.71	$25.53	$26.35
Value at end of period	$42.98	$32.71	$25.53
Number of accumulation units outstanding at end of period	0	45	5
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$14.35
Value at end of period	$27.88
Number of accumulation units outstanding at end of period	74

CFI 109

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DODGE & COX INTERNATIONAL STOCK FUND
Value at beginning of period	$15.62	$14.66
Value at end of period	$15.68	$15.62
Number of accumulation units outstanding at end of period	0	210
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during May 2017)
Value at beginning of period	$23.58	$18.79	$20.81	$18.94
Value at end of period	$24.77	$23.58	$18.79	$20.81
Number of accumulation units outstanding at end of period	187	159	132	117
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$41.41	$38.83
Value at end of period	$47.89	$41.41
Number of accumulation units outstanding at end of period	0	247
INVESCO INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2019)
Value at beginning of period	$11.76	$11.59
Value at end of period	$12.55	$11.76
Number of accumulation units outstanding at end of period	0	1,157
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during October 2019)
Value at beginning of period	$36.05	$34.37
Value at end of period	$61.37	$36.05
Number of accumulation units outstanding at end of period	0	20
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during July 2020)
Value at beginning of period	$15.62
Value at end of period	$27.14
Number of accumulation units outstanding at end of period	75
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.52	$9.52
Value at end of period	$9.39	$9.52
Number of accumulation units outstanding at end of period	76	76
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$20.69	$18.18	$18.85
Value at end of period	$21.58	$20.69	$18.18
Number of accumulation units outstanding at end of period	0	0	1
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.60	$25.98
Value at end of period	$31.49	$27.60
Number of accumulation units outstanding at end of period	1,323	457
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$26.36	$21.98	$25.48	$23.04
Value at end of period	$27.35	$26.36	$21.98	$25.48
Number of accumulation units outstanding at end of period	260	258	239	230
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$15.86	$15.93
Value at end of period	$16.89	$15.86
Number of accumulation units outstanding at end of period	44	13
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$28.50	$28.06
Value at end of period	$39.66	$28.50
Number of accumulation units outstanding at end of period	0	0

CFI 110

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.07	$17.64
Value at end of period	$19.70	$18.07
Number of accumulation units outstanding at end of period	0	7
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$20.85	$19.88
Value at end of period	$23.54	$20.85
Number of accumulation units outstanding at end of period	0	282
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$19.59	$18.87
Value at end of period	$21.80	$19.59
Number of accumulation units outstanding at end of period	0	114
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.33
Value at end of period	$54.81
Number of accumulation units outstanding at end of period	181
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2019)
Value at beginning of period	$20.63	$19.96
Value at end of period	$19.04	$20.63
Number of accumulation units outstanding at end of period	122	123
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.78	$25.12
Value at end of period	$30.95	$25.78
Number of accumulation units outstanding at end of period	105	105
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.65
Value at end of period	$25.05
Number of accumulation units outstanding at end of period	231
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$13.43	$11.34	$12.70	$11.78
Value at end of period	$14.56	$13.43	$11.34	$12.70
Number of accumulation units outstanding at end of period	300	252	205	181
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.89
Value at end of period	$34.79
Number of accumulation units outstanding at end of period	68
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$26.01	$20.83	$22.07
Value at end of period	$25.93	$26.01	$20.83
Number of accumulation units outstanding at end of period	0	370	5
WANGER INTERNATIONAL
(Funds were first received in this option during October 2019)
Value at beginning of period	$15.44	$14.36
Value at end of period	$17.42	$15.44
Number of accumulation units outstanding at end of period	0	624

CFI 111

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Voya MAP Plus NPSM Variable Annuity prospectus dated May 1, 2021.

___ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.109860-21) dated May 1, 2021.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.109860-21

PART B

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information

dated May 1, 2021

For
Voya MAP Plus NPSM

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2021. The contract offered in connection with the prospectus is a group deferred variable annuity contract funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA."

The Company serves as the depositor for the separate account.

Other than the daily asset charge, subaccount administrative adjustment charge (if any) and the transferred asset benefit charge (if applicable) described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended.  Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts.  Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC.  Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.  Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC.  The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2020, 2019 and 2018 amounted to $67,609,346.50, $54,558,355.73 and $54,251,364.57, respectively.  These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

As described in the prospectus, compensation paid to those who sell the contract can affect the daily asset charge applied. The following chart illustrates the maximum daily asset charge that may be applied under a contract depending upon the compensation option selected by the individual selling the contract, as of May 1, 2021.

Maximum Daily Asset Charge for Case Based Compensation

	First Case Year (Case Year 1 Only)	Renewal Year & Increase Deposits (All Case Years)	Takeover (Case Year 1 Only)	Asset Based (Starts Case Month 1)	Asset Based (Starts Case Month 13)	Maximum Daily Asset Charge
Option 1	1.00%	0.00%	1.00%	0.00%	0.15	1.10
Option 2	1.00%	0.00%	1.00%	0.00%	0.25	1.25
Option 3	1.00%	0.00%	1.00%	0.00%	0.30	1.30
Option 4	1.00%	0.00%	1.00%	0.00%	0.40	1.45
Option 5	1.00%	0.00%	1.00%	0.00%	0.50	1.55
Option 6	0.00%	0.00%	0.00%	0.40%	0.00	1.25
Option 7	0.00%	0.00%	0.00%	0.00%	0.00	0.75

Maximum Daily Asset Charge for Participant Based Compensation

	First Participant Year and Increases	Renewal Premium	Tax Free Exchanges/ Takeover Assets	Asset Based (Starts Participant Month 13)	Maximum Daily Asset Charge
Option 1	3.00	0.25	1.00	0.10	1.20
Option 2	2.00	0.50	2.00	0.25	1.55
Option 3	1.00	1.00	1.00	0.25	1.35

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.40000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*     If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., annual maintenance fees, daily asset charges, subaccount administrative adjustment charges (if any), transferred asset benefit charge (if applicable), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected this charge in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund’s inception date and/or the date the fund was added to the separate account.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2020, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2020 and 2019, and for each of the three years in the period ended December 31, 2020, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2020
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2020

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Ernst & Young LLP
Suite 1000
55 Ivan Allen Jr. Boulevard
Atlanta, GA 30308

Tel: +1 404 874 8300
Fax: +1 404 817 5589
ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company
Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.
April 5, 2021

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
AB Relative Value Fund - Class A	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS Growth and Income Portfolio - Class A
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
AllianzGI Dividend Value Fund - Class A
AllianzGI Large-Cap Value Fund - Institutional Class
AllianzGI Small-Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
American Century Investments® Disciplined Core Value Fund - A Class
American Funds® Fundamental Investors® - Class R-3
American Funds® Fundamental Investors® - Class R-4
American Mutual Fund® - Class R-4
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
Ave Maria Rising Dividend Fund
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of America℠ - Class R-4
Calvert VP SRI Balanced Portfolio
Capital Income Builder® - Class R-4
Capital World Growth & Income Fund℠ - Class R-3

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
ClearBridge Aggressive Growth Fund - Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.
Columbia Large Cap Value Fund - Advisor Class
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia℠ Acorn® Fund - Class A Shares
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Small Cap Value Fund - Class A
Delaware Smid Cap Growth Fund - Institutional Class
DFA Emerging Markets Core Equity Portfolio - Institutional Class
DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Diversified Value Portfolio
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
DWS Equity 500 Index Fund - Class S
DWS Small Cap Growth Fund - Class S
Eaton Vance Large-Cap Value Fund - Class R Shares
Equity Income Portfolio
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Faederated Hermes International Leaders Fund - Institutional Shares
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Franklin Biotechnology Discovery Fund - Advisor Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Mutual Global Discovery Fund - Class R
Franklin Natural Resources Fund - Advisor Class
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth Fund - Class A
Goldman Sachs Growth Opportunities Fund - Investor Shares
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Income Fund of America® - Class R-3
Inflation-Adjusted Bond Fund - Investor Class
Invesco American Value Fund - Class R5
Invesco Capital Appreciation Fund - Class A
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco Endeavor Fund - Class A
Invesco Energy Fund - Class R5
Invesco Floating Rate ESG Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco High Yield Fund - Class R5
Invesco International Bond Fund - Class A
Invesco International Growth Fund - Class R5
Invesco International Small-Mid Company Fund - Class Y
Invesco Main Street Fund - Class A
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Invesco Small Cap Growth Fund - Class A
Invesco Small Cap Value Fund - Class A

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Invesco V.I. American Franchise Fund - Series I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Core Equity Fund - Series I
Ivy Science and Technology Fund - Class Y
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard International Equity Portfolio - Open Shares
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Small Cap Value Fund - Retail Class
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Small Cap Value Fund - Class A
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® International Intrinsic Value Fund - Class R3
MFS® New Discovery Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund® - Class R-4

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Nuveen Global Infrastructure Fund - Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Parnassus Core Equity Fund℠ - Investor Shares
Pax Sustainable Allocation Fund - Investor Class
PGIM Jennison Utility Fund - Class Z
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund - Class Y Shares
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield Fund - Class A Shares
Pioneer High Yield VCT Portfolio - Class I
Pioneer Strategic Income Fund - Class A Shares
Royce Total Return Fund - Service Class
Small Company Growth Portfolio
SMALLCAP World Fund® - Class R-4
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund - Advisor Class
TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Value Fund - Institutional Class
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio - Class I
Voya Corporate Leaders 100 Fund - Class I
Voya Floating Rate Fund - Class A

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Global Bond Portfolio - Adviser Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya GNMA Income Fund - Class A
Voya Government Money Market Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Service Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Index Solution Income Portfolio - Initial Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Index Solution Income Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Service Class
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Fund - Class A
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Russell™ Mid Cap Index Portfolio - Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Conservative Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Institutional Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors Fund℠ - Class R-3
Washington Mutual Investors Fund℠ - Class R-4
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Calvert US Large-Cap Core Responsible Index Fund - Class A	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from June 4, 2019 (commencement of operations) through December 31, 2019
Vanguard® Total Bond Market Index Fund - Admiral™ Shares Vanguard® Total International Stock Index Fund - Admiral™ Shares	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 19, 2019 (commencement of operations) through December 31, 2019
Wells Fargo Small Company Value Fund - Class A	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from September 20, 2019 (commencement of operations) through December 31, 2019
Invesco Main Street Mid Cap Fund® - Class A	For the period from May 15, 2020 (commencement of operations) through December 31, 2020
MainStay CBRE Real Estate Fund - Class A	For the period from February 24, 2020 (commencement of operations) through December 31, 2020
USAA Precious Metals and Minerals Fund - Class A Shares	For the period from June 29, 2020 (commencement of operations) through December 31, 2020
Voya Index Solution 2065 Portfolio - Initial Class	For the period from August 24, 2020 (commencement of operations) through December 31, 2020
Voya Index Solution 2065 Portfolio - Service Class	For the period from October 22, 2020 (commencement of operations) through December 31, 2020
Voya Solution 2065 Portfolio - Service Class	For the period from August 12, 2020 (commencement of operations) through December 31, 2020

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Assets
Investments in mutual funds
at fair value	$164	$653	$22,876	$83	$312
Total assets	164	653	22,876	83	312
Net assets	$164	$653	$22,876	$83	$312

Net assets
Accumulation units	$164	$653	$22,876	$83	$312
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$164	$653	$22,876	$83	$312

Total number of mutual fund shares (whole number)	28,728	22,541	1,182,214	1,135	43,701

Cost of mutual fund shares	$158	$657	$16,976	$64	$323

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y
Assets
Investments in mutual funds
at fair value	$1,598	$3,850	$203	$830	$1,074
Total assets	1,598	3,850	203	830	1,074
Net assets	$1,598	$3,850	$203	$830	$1,074

Net assets
Accumulation units	$1,598	$3,850	$203	$830	$1,074
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,598	$3,850	$203	$830	$1,074

Total number of mutual fund shares (whole number)	29,956	139,906	4,243	25,122	19,535

Cost of mutual fund shares	$1,399	$2,902	$155	$833	$918

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A	Invesco Health Care Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$405	$252,661	$50,156	$25	$92
Total assets	405	252,661	50,156	25	92
Net assets	$405	$252,661	$50,156	$25	$92

Net assets
Accumulation units	$405	$252,661	$50,156	$25	$92
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$405	$252,661	$50,156	$25	$92

Total number of mutual fund shares (whole number)	8,638	4,652,197	938,197	1,515	2,041

Cost of mutual fund shares	$378	$162,174	$35,244	$28	$79

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Gold & Special Minerals Fund - Class A
Assets
Investments in mutual funds
at fair value	$9	$395	$834	$37	$202
Total assets	9	395	834	37	202
Net assets	$9	$395	$834	$37	$202

Net assets
Accumulation units	$9	$395	$834	$37	$202
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9	$395	$834	$37	$202

Total number of mutual fund shares (whole number)	1,506	99,144	23,700	2,961	7,210

Cost of mutual fund shares	$8	$382	$746	$50	$133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I
Assets
Investments in mutual funds
at fair value	$52	$23	$359	$101	$59
Total assets	52	23	359	101	59
Net assets	$52	$23	$359	$101	$59

Net assets
Accumulation units	$52	$—	$359	$101	$—
Contracts in payout (annuitization)	—	23	—	—	59
Total net assets	$52	$23	$359	$101	$59

Total number of mutual fund shares (whole number)	3,268	216	6,892	20,837	1,981

Cost of mutual fund shares	$48	$17	$216	$107	$54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Alger Responsible Investing Fund - Class A	Alger Capital Appreciation Fund - Class A
Assets
Investments in mutual funds
at fair value	$30,180	$45,196	$32,553	$12,770	$189
Total assets	30,180	45,196	32,553	12,770	189
Net assets	$30,180	$45,196	$32,553	$12,770	$189

Net assets
Accumulation units	$30,180	$44,995	$32,252	$12,770	$189
Contracts in payout (annuitization)	—	201	301	—	—
Total net assets	$30,180	$45,196	$32,553	$12,770	$189

Total number of mutual fund shares (whole number)	1,100,671	507,249	1,069,767	888,049	5,743

Cost of mutual fund shares	$25,838	$32,585	$34,303	$10,420	$156

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	AllianzGI Dividend Value Fund - Class A	AllianzGI Large-Cap Value Fund - Institutional Class	AllianzGI Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$179	$8	$23	$77,907	$77,421
Total assets	179	8	23	77,907	77,421
Net assets	$179	$8	$23	$77,907	$77,421

Net assets
Accumulation units	$179	$8	$23	$77,907	$77,421
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$179	$8	$23	$77,907	$77,421

Total number of mutual fund shares (whole number)	16,046	269	1,738	1,386,003	1,372,477

Cost of mutual fund shares	$208	$5	$24	$52,118	$63,998

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class	American Funds® Fundamental Investors® - Class R-3
Assets
Investments in mutual funds
at fair value	$1,826	$97	$35,705	$11,886	$1,054
Total assets	1,826	97	35,705	11,886	1,054
Net assets	$1,826	$97	$35,705	$11,886	$1,054

Net assets
Accumulation units	$1,826	$97	$35,705	$11,886	$1,054
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,826	$97	$35,705	$11,886	$1,054

Total number of mutual fund shares (whole number)	60,822	4,052	2,822,550	319,518	15,282

Cost of mutual fund shares	$1,631	$87	$33,266	$11,644	$919

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	American Funds® Fundamental Investors® - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$127,998	$1,951	$20,180	$97	$9,371
Total assets	127,998	1,951	20,180	97	9,371
Net assets	$127,998	$1,951	$20,180	$97	$9,371

Net assets
Accumulation units	$127,998	$1,951	$20,180	$97	$9,371
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$127,998	$1,951	$20,180	$97	$9,371

Total number of mutual fund shares (whole number)	1,855,855	43,911	597,923	2,243	138,619

Cost of mutual fund shares	$102,920	$1,756	$22,635	$96	$9,044

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares
Assets
Investments in mutual funds
at fair value	$10,829	$1,066	$11,225	$35,936	$308
Total assets	10,829	1,066	11,225	35,936	308
Net assets	$10,829	$1,066	$11,225	$35,936	$308

Net assets
Accumulation units	$10,829	$1,066	$11,225	$35,936	$308
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,829	$1,066	$11,225	$35,936	$308

Total number of mutual fund shares (whole number)	312,889	52,787	143,879	486,671	15,409

Cost of mutual fund shares	$9,550	$1,104	$9,452	$28,476	$279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of America℠ - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio	Capital Income Builder® - Class R-4
Assets
Investments in mutual funds
at fair value	$14,194	$25,934	$16	$59,393	$7,663
Total assets	14,194	25,934	16	59,393	7,663
Net assets	$14,194	$25,934	$16	$59,393	$7,663

Net assets
Accumulation units	$14,194	$25,934	$16	$59,126	$7,663
Contracts in payout (annuitization)	—	—	—	267	—
Total net assets	$14,194	$25,934	$16	$59,393	$7,663

Total number of mutual fund shares (whole number)	749,443	1,880,661	486	23,568,586	121,649

Cost of mutual fund shares	$13,407	$25,340	$13	$49,154	$7,360

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Capital World Growth & Income Fund℠ - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia℠ Acorn® Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$670	$1,706	$8,660	$94	$6,276
Total assets	670	1,706	8,660	94	6,276
Net assets	$670	$1,706	$8,660	$94	$6,276

Net assets
Accumulation units	$670	$1,706	$8,660	$94	$6,276
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$670	$1,706	$8,660	$94	$6,276

Total number of mutual fund shares (whole number)	11,370	111,217	141,902	7,391	541,927

Cost of mutual fund shares	$534	$1,699	$9,136	$99	$6,179

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Small Cap Value Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class
Assets
Investments in mutual funds
at fair value	$3	$60	$63	$2,553	$34,304
Total assets	3	60	63	2,553	34,304
Net assets	$3	$60	$63	$2,553	$34,304

Net assets
Accumulation units	$3	$60	$63	$2,553	$34,304
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3	$60	$63	$2,553	$34,304

Total number of mutual fund shares (whole number)	227	2,605	1,386	42,718	531,271

Cost of mutual fund shares	$3	$51	$66	$2,396	$17,388

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	DWS Small Cap Growth Fund - Class S	DWS Equity 500 Index Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$24	$1,085	$3,121	$2,430	$20,147
Total assets	24	1,085	3,121	2,430	20,147
Net assets	$24	$1,085	$3,121	$2,430	$20,147

Net assets
Accumulation units	$24	$1,085	$3,121	$2,430	$20,147
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$24	$1,085	$3,121	$2,430	$20,147

Total number of mutual fund shares (whole number)	609	5,768	128,594	183,560	854,069

Cost of mutual fund shares	$18	$1,153	$2,700	$2,281	$19,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$178	$158	$1	$3,147	$357,550
Total assets	178	158	1	3,147	357,550
Net assets	$178	$158	$1	$3,147	$357,550

Net assets
Accumulation units	$178	$158	$1	$3,147	$357,550
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$178	$158	$1	$3,147	$357,550

Total number of mutual fund shares (whole number)	4,076	821	57	46,461	5,270,496

Cost of mutual fund shares	$163	$152	$1	$2,310	$230,809

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$24	$2,220	$1,504,973	$348,862	$17,022
Total assets	24	2,220	1,504,973	348,862	17,022
Net assets	$24	$2,220	$1,504,973	$348,862	$17,022

Net assets
Accumulation units	$24	$2,220	$1,496,409	$348,862	$17,022
Contracts in payout (annuitization)	—	—	8,564	—	—
Total net assets	$24	$2,220	$1,504,973	$348,862	$17,022

Total number of mutual fund shares (whole number)	573	58,907	31,242,945	938,835	998,926

Cost of mutual fund shares	$20	$1,913	$908,978	$184,006	$15,449

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R
Assets
Investments in mutual funds
at fair value	$241,153	$529,088	$8,739	$27,873	$944
Total assets	241,153	529,088	8,739	27,873	944
Net assets	$241,153	$529,088	$8,739	$27,873	$944

Net assets
Accumulation units	$238,629	$528,031	$8,717	$27,873	$944
Contracts in payout (annuitization)	2,524	1,057	22	—	—
Total net assets	$241,153	$529,088	$8,739	$27,873	$944

Total number of mutual fund shares (whole number)	10,090,065	5,136,775	1,645,670	1,051,015	34,074

Cost of mutual fund shares	$216,599	$288,047	$8,787	$21,530	$1,006

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$462	$22	$254	$105,930	$107
Total assets	462	22	254	105,930	107
Net assets	$462	$22	$254	$105,930	$107

Net assets
Accumulation units	$462	$22	$254	$104,756	$107
Contracts in payout (annuitization)	—	—	—	1,174	—
Total net assets	$462	$22	$254	105,930	$107

Total number of mutual fund shares (whole number)	2,597	1,222	5,429	7,305,525	5,840

Cost of mutual fund shares	$401	$15	$204	$121,196	$103

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4
Assets
Investments in mutual funds
at fair value	$10,019	$586,093	$—	$4	$2,386
Total assets	$10,019	$586,093	$—	$4	$2,386
Net assets	$10,019	$586,093	$—	$4	$2,386

Net assets
Accumulation units	$10,019	$586,093	$—	$4	$2,386
Contracts in payout (annuitization)	$—	$—	$—	$—	$—
Total net assets	$10,019	$586,093	$—	$4	$2,386

Total number of mutual fund shares (whole number)	$151,712	$8,768,598	$2	$155	$117,069

Cost of mutual fund shares	$7,032	$356,300	$—	$4	$1,969

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$748	$33,598	$177	$356	$14
Total assets	748	33,598	177	356	14
Net assets	$748	$33,598	$177	$356	$14

Net assets
Accumulation units	$748	$33,598	$177	$356	$14
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$748	$33,598	$177	$356	$14

Total number of mutual fund shares (whole number)	31,868	349,728	4,069	3,779	1,083

Cost of mutual fund shares	$713	$26,725	$121	$243	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Government Bond Fund - Class I Shares	Lazard International Equity Portfolio - Open Shares
Assets
Investments in mutual funds
at fair value	$78	$83	$9,304	$6,559	$1,173
Total assets	78	83	9,304	6,559	1,173
Net assets	$78	$83	$9,304	$6,559	$1,173

Net assets
Accumulation units	$78	$83	$9,304	$6,559	$1,173
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$78	$83	$9,304	$6,559	$1,173

Total number of mutual fund shares (whole number)	1,231	1,681	471,550	581,951	57,876

Cost of mutual fund shares	$49	$57	$8,282	$6,532	$1,015

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$464	$54	$9,957	$1,129	$229
Total assets	464	54	9,957	1,129	229
Net assets	$464	$54	$9,957	$1,129	$229

Net assets
Accumulation units	$464	$54	$9,957	$1,129	$229
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$464	$54	$9,957	$1,129	$229

Total number of mutual fund shares (whole number)	2,265	3,085	385,790	97,693	7,492

Cost of mutual fund shares	$480	$51	$11,513	$1,121	$174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A
Assets
Investments in mutual funds
at fair value	$27	$8,592	$491	$255	$136
Total assets	27	8,592	491	255	136
Net assets	$27	$8,592	$491	$255	$136

Net assets
Accumulation units	$27	$8,592	$491	$255	$136
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$27	$8,592	$491	$255	$136

Total number of mutual fund shares (whole number)	2,421	2,035,901	16,921	17,374	11,274

Cost of mutual fund shares	$27	$8,524	$455	$275	$138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares
Assets
Investments in mutual funds
at fair value	$61,685	$631	$142	$32,327	$27,357
Total assets	61,685	631	142	32,327	27,357
Net assets	$61,685	$631	$142	$32,327	$27,357

Net assets
Accumulation units	$61,243	$631	$142	$32,327	$27,357
Contracts in payout (annuitization)	442	—	—	—	—
Total net assets	$61,685	$631	$142	$32,327	$27,357

Total number of mutual fund shares (whole number)	2,560,603	60,602	3,781	2,891,505	2,446,980

Cost of mutual fund shares	$54,108	$720	$110	$31,301	$26,637
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	MFS® International Intrinsic Value Fund - Class R3	MFS® New Discovery Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares
Assets
Investments in mutual funds
at fair value	$674	$573	$639	$5,342	$15,890
Total assets	674	573	639	5,342	15,890
Net assets	$674	$573	$639	$5,342	$15,890

Net assets
Accumulation units	$674	$573	$639	$5,342	$15,890
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$674	$573	$639	$5,342	$15,890

Total number of mutual fund shares (whole number)	13,149	15,869	9,085	126,625	374,860

Cost of mutual fund shares	$595	$452	$520	$4,721	$13,699

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	Pax Sustainable Allocation Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$1,548	$328,125	$657	$1,863	$47,420	$44,694
Total assets	1,548	328,125	657	1,863	47,420	44,694
Net assets	$1,548	$328,125	$657	$1,863	$47,420	$44,694

Net assets
Accumulation units	$1,548	$328,125	$657	$1,863	$47,420	$44,694
Contracts in payout (annuitization)	—	—	—	—	—	—
Total net assets	$1,548	$328,125	$657	$1,863	$47,420	$44,694

Total number of mutual fund shares (whole number)	26,299	5,511,928	7,519	170,445	883,876	1,695,529

Cost of mutual fund shares	$1,141	$216,286	$506	$1,820	$37,742	$39,501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$1,752	$79,381	$4,510	$423
Total assets	1,752	79,381	4,510	423
Net assets	$1,752	$79,381	$4,510	$423

Net assets
Accumulation units	$1,752	$79,381	$4,510	$423
Contracts in payout (annuitization)	—	—	—	—
Total net assets	$1,752	$79,381	$4,510	$423

Total number of mutual fund shares (whole number)	303,087	5,702,671	124,117	44,402

Cost of mutual fund shares	$1,720	$74,484	$4,272	$422

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$838	$5	$14,436	$157	$10,251
Total assets	838	5	14,436	157	10,251
Net assets	$838	$5	$14,436	$157	$10,251

Net assets
Accumulation units	$838	$5	$14,436	$157	$10,251
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$838	$5	$14,436	$157	$10,251

Total number of mutual fund shares (whole number)	73,352	309	1,552,310	9,766	696,861

Cost of mutual fund shares	$789	$5	$14,397	$143	$9,672

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Royce Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class
Assets
Investments in mutual funds
at fair value	$10	$5,036	$37,661	$63,468	$239
Total assets	10	5,036	37,661	63,468	239
Net assets	$10	$5,036	$37,661	$63,468	$239

Net assets
Accumulation units	$10	$5,036	$37,661	$63,468	$239
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10	$5,036	$37,661	$63,468	$239

Total number of mutual fund shares (whole number)	1,031	260,376	477,449	1,036,892	8,252

Cost of mutual fund shares	$11	$4,743	$25,062	$39,318	$224

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$481	$12,825	$360	$19,065	$85,763
Total assets	481	12,825	360	19,065	85,763
Net assets	$481	$12,825	$360	$19,065	$85,763

Net assets
Accumulation units	$481	$12,825	$360	$19,065	$85,763
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$481	$12,825	$360	$19,065	$85,763

Total number of mutual fund shares (whole number)	11,948	1,194,106	50,465	1,955,394	8,751,340

Cost of mutual fund shares	$416	$12,535	$358	$22,762	$107,585

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares
Assets
Investments in mutual funds
at fair value	$57	$19,391	$22,035	$129	$87
Total assets	57	19,391	22,035	129	87
Net assets	$57	$19,391	$22,035	$129	$87

Net assets
Accumulation units	$57	$19,391	$22,035	$129	$87
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$57	$19,391	$22,035	$129	$87

Total number of mutual fund shares (whole number)	2,470	1,997,016	1,062,952	11,059	2,691

Cost of mutual fund shares	$68	$18,743	$21,504	$126	$75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$125	$198	$72	$35	$7,864
Total assets	125	198	72	35	7,864
Net assets	$125	$198	$72	$35	$7,864

Net assets
Accumulation units	$125	$198	$72	$35	$7,864
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$125	$198	$72	$35	$7,864

Total number of mutual fund shares (whole number)	9,131	8,593	2,932	981	192,333

Cost of mutual fund shares	$126	$182	$60	$27	$7,378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$9	$220,908	$67	$589	$3,729
Total assets	9	220,908	67	589	3,729
Net assets	$9	$220,908	$67	$589	$3,729

Net assets
Accumulation units	$9	$208,648	$67	$589	$3,729
Contracts in payout (annuitization)	—	12,260	—	—	—
Total net assets	$9	$220,908	$67	$589	$3,729

Total number of mutual fund shares (whole number)	208	13,445,381	5,988	65,611	435,176

Cost of mutual fund shares	$9	$163,638	$67	$595	$3,668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$818	$485,083	$2,118	$4,981	$23
Total assets	818	485,083	2,118	4,981	23
Net assets	$818	$485,083	$2,118	$4,981	$23

Net assets
Accumulation units	$818	$472,835	$2,118	$4,981	$23
Contracts in payout (annuitization)	—	12,248	—	—	—
Total net assets	$818	$485,083	$2,118	$4,981	$23

Total number of mutual fund shares (whole number)	76,816	36,390,303	159,970	407,292	2,338

Cost of mutual fund shares	$789	$472,105	$2,056	$4,585	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$101,601	$366	$96	$708,598	$7,438
Total assets	101,601	366	96	708,598	7,438
Net assets	$101,601	$366	$96	$708,598	$7,438

Net assets
Accumulation units	$100,732	$366	$96	$707,485	$7,438
Contracts in payout (annuitization)	869	—	—	1,113	—
Total net assets	$101,601	$366	$96	$708,598	$7,438

Total number of mutual fund shares (whole number)	10,190,631	36,737	4,678	30,943,152	336,541

Cost of mutual fund shares	$99,818	$355	$81	$582,803	$6,324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$15	$283,899	$1,338	$5	$42,300
Total assets	15	283,899	1,338	5	42,300
Net assets	$15	$283,899	$1,338	$5	$42,300

Net assets
Accumulation units	$15	$281,315	$1,338	$5	$42,300
Contracts in payout (annuitization)	—	2,584	—	—	—
Total net assets	$15	$283,899	$1,338	$5	$42,300

Total number of mutual fund shares (whole number)	1,301	24,794,683	118,959	504	2,233,358

Cost of mutual fund shares	$14	$283,791	$1,355	$5	$34,303

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$11	$60,878	$36	$1,243	$35,429
Total assets	11	60,878	36	1,243	35,429
Net assets	$11	$60,878	$36	$1,243	$35,429

Net assets
Accumulation units	$11	$60,878	$36	$—	$35,429
Contracts in payout (annuitization)	—	—	—	1,243	—
Total net assets	$11	$60,878	$36	$1,243	$35,429

Total number of mutual fund shares (whole number)	1,107	5,770,420	1,240	40,252	1,147,688

Cost of mutual fund shares	$10	$65,631	$43	$1,333	$37,815

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$29,975	$25,845	$128	$18,412	$32,983
Total assets	29,975	25,845	128	18,412	32,983
Net assets	$29,975	$25,845	$128	$18,412	$32,983

Net assets
Accumulation units	$29,975	$25,845	$128	$18,412	$32,983
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$29,975	$25,845	$128	$18,412	$32,983

Total number of mutual fund shares (whole number)	1,436,980	1,223,706	4,938	667,812	1,205,524

Cost of mutual fund shares	$32,520	$28,948	$88	$12,421	$23,853

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$3	$56,972	$41,406	$471	$497,984
Total assets	3	56,972	41,406	471	497,984
Net assets	$3	$56,972	$41,406	$471	$497,984

Net assets
Accumulation units	$3	$56,972	$41,406	$471	$497,984
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3	$56,972	$41,406	$471	$497,984

Total number of mutual fund shares (whole number)	177	3,015,980	2,232,127	15,740	15,739,069

Cost of mutual fund shares	$2	$55,488	$40,521	$407	$431,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,169,756	$746	$97,378	$108	$9,191
Total assets	1,169,756	746	97,378	108	9,191
Net assets	$1,169,756	$746	$97,378	$108	$9,191

Net assets
Accumulation units	$1,169,756	$746	$96,900	$108	$9,191
Contracts in payout (annuitization)	—	—	478	—	—
Total net assets	$1,169,756	$746	$97,378	$108	$9,191

Total number of mutual fund shares (whole number)	36,970,791	78,806	9,886,071	6,087	518,078

Cost of mutual fund shares	$994,487	$873	$124,094	$80	$7,544

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$334,139	$270	$1,595	$149	$72,287
Total assets	334,139	270	1,595	149	72,287
Net assets	$334,139	$270	$1,595	$149	$72,287

Net assets
Accumulation units	$333,111	$270	$1,595	$149	$71,184
Contracts in payout (annuitization)	1,028	—	—	—	1,103
Total net assets	$334,139	$270	$1,595	$149	$72,287

Total number of mutual fund shares (whole number)	334,139,469	4,358	25,860	13,167	6,291,283

Cost of mutual fund shares	$334,139	$229	$1,359	$140	$68,614

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$654	$7,023	$2,167	$10,089	$9,524
Total assets	654	7,023	2,167	10,089	9,524
Net assets	$654	$7,023	$2,167	$10,089	$9,524

Net assets
Accumulation units	$646	$7,023	$2,167	$10,089	$9,524
Contracts in payout (annuitization)	8	—	—	—	—
Total net assets	$654	$7,023	$2,167	$10,089	$9,524

Total number of mutual fund shares (whole number)	57,013	566,390	180,248	822,942	728,697

Cost of mutual fund shares	$623	$6,345	$1,930	$9,008	$8,393

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,571	$8,622	$7,236	$3,378	$6,804
Total assets	2,571	8,622	7,236	3,378	6,804
Net assets	$2,571	$8,622	$7,236	$3,378	$6,804

Net assets
Accumulation units	$2,571	$8,622	$7,236	$3,378	$6,804
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,571	$8,622	$7,236	$3,378	$6,804

Total number of mutual fund shares (whole number)	203,085	668,391	523,977	253,583	501,047

Cost of mutual fund shares	$2,213	$7,376	$6,319	$2,868	$5,692

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,342	$2,277	$5,148	$4	$9
Total assets	3,342	2,277	5,148	4	9
Net assets	$3,342	$2,277	$5,148	$4	$9

Net assets
Accumulation units	$3,342	$2,277	$5,148	$4	$9
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,342	$2,277	$5,148	$4	$9

Total number of mutual fund shares (whole number)	186,192	129,808	290,681	316	789

Cost of mutual fund shares	$2,957	$1,905	$4,411	$3	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,077	$780	$1,234	$169	$66,331
Total assets	1,077	780	1,234	169	66,331
Net assets	$1,077	$780	$1,234	$169	$66,331

Net assets
Accumulation units	$1,077	$780	$1,234	$169	$65,292
Contracts in payout (annuitization)	—	—	—	—	1,039
Total net assets	$1,077	$780	$1,234	$169	$66,331

Total number of mutual fund shares (whole number)	93,038	69,628	107,658	17,882	6,952,899

Cost of mutual fund shares	$1,016	$701	$1,137	$193	$72,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$54	$287	$14,803	$5,546	$146,667
Total assets	54	287	14,803	5,546	146,667
Net assets	$54	$287	$14,803	$5,546	$146,667

Net assets
Accumulation units	$54	$287	$14,803	$5,546	$146,667
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54	$287	$14,803	$5,546	$146,667

Total number of mutual fund shares (whole number)	5,714	23,672	1,184,237	463,348	11,885,523

Cost of mutual fund shares	$66	$264	$13,513	$5,104	$136,082

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$376	$14,901	$9,833	$170,550	$20
Total assets	376	14,901	9,833	170,550	20
Net assets	$376	$14,901	$9,833	$170,550	$20

Net assets
Accumulation units	$376	$14,901	$9,833	$170,550	$20
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$376	$14,901	$9,833	$170,550	$20

Total number of mutual fund shares (whole number)	30,832	1,183,524	827,683	13,720,800	1,632

Cost of mutual fund shares	$343	$13,822	$9,024	$159,847	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$11,145	$4,330	$126,807	$6,151	$1,207
Total assets	11,145	4,330	126,807	6,151	1,207
Net assets	$11,145	$4,330	$126,807	$6,151	$1,207

Net assets
Accumulation units	$11,145	$4,330	$126,807	$6,151	$1,207
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,145	$4,330	$126,807	$6,151	$1,207

Total number of mutual fund shares (whole number)	876,208	356,691	10,144,527	400,208	79,993

Cost of mutual fund shares	$10,238	$3,953	$116,229	$5,477	$1,067

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$39,566	$353	$6,601	$461	$11,849
Total assets	39,566	353	6,601	461	11,849
Net assets	$39,566	$353	$6,601	$461	$11,849

Net assets
Accumulation units	$39,566	$353	$6,601	$461	$11,849
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$39,566	$353	$6,601	$461	$11,849

Total number of mutual fund shares (whole number)	2,611,633	30,535	635,342	35,989	902,406

Cost of mutual fund shares	$34,744	$334	$6,082	$402	$10,747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,245	$37,924	$8,319	$35	$33,478
Total assets	3,245	37,924	8,319	35	33,478
Net assets	$3,245	$37,924	$8,319	$35	$33,478

Net assets
Accumulation units	$3,245	$37,924	$8,319	$35	$33,478
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,245	$37,924	$8,319	$35	$33,478

Total number of mutual fund shares (whole number)	255,526	2,910,518	762,519	3,066	2,753,086

Cost of mutual fund shares	$2,888	$33,337	$7,523	$34	$32,779

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$62,126	$377	$183,870	$14,233	$153
Total assets	62,126	377	183,870	14,233	153
Net assets	$62,126	$377	$183,870	$14,233	$153

Net assets
Accumulation units	$61,507	$377	$182,733	$14,147	$153
Contracts in payout (annuitization)	619	—	1,137	86	—
Total net assets	$62,126	$377	$183,870	$14,233	$153

Total number of mutual fund shares (whole number)	5,198,802	14,494	6,373,294	703,199	9,802

Cost of mutual fund shares	$60,721	$299	$164,963	$13,801	$136

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,279	$238	$53,452	$1,591	$276,337
Total assets	6,279	238	53,452	1,591	276,337
Net assets	$6,279	$238	$53,452	$1,591	$276,337

Net assets
Accumulation units	$6,279	$238	$52,599	$1,591	$274,254
Contracts in payout (annuitization)	—	—	853	—	2,083
Total net assets	$6,279	$238	$53,452	$1,591	$276,337

Total number of mutual fund shares (whole number)	387,596	14,818	3,293,380	35,606	6,074,672

Cost of mutual fund shares	$6,426	$238	$52,625	$1,581	$271,886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$1,000	$286	$681,765	$2,249	$202
Total assets	1,000	286	681,765	2,249	202
Net assets	$1,000	$286	$681,765	$2,249	$202

Net assets
Accumulation units	$1,000	$286	$678,170	$2,249	$202
Contracts in payout (annuitization)	—	—	3,595	—	—
Total net assets	$1,000	$286	$681,765	$2,249	$202

Total number of mutual fund shares (whole number)	22,150	12,776	28,754,320	99,682	13,045

Cost of mutual fund shares	$958	$226	$466,446	$1,815	$222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$18,652	$52,345	$454	$610,289	$1,388
Total assets	18,652	52,345	454	610,289	1,388
Net assets	$18,652	$52,345	$454	$610,289	$1,388

Net assets
Accumulation units	$18,652	$51,424	$454	$607,942	$1,388
Contracts in payout (annuitization)	—	921	—	2,347	—
Total net assets	$18,652	$52,345	$454	$610,289	$1,388

Total number of mutual fund shares (whole number)	1,159,211	3,298,376	34,525	40,150,576	96,365

Cost of mutual fund shares	$21,598	$60,659	$354	$427,559	$1,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,262	$713,552	$3,493	$9,533	$33,734
Total assets	1,262	713,552	3,493	9,533	33,734
Net assets	$1,262	$713,552	$3,493	$9,533	$33,734

Net assets
Accumulation units	$1,262	$711,466	$3,493	$9,533	$33,342
Contracts in payout (annuitization)	—	2,086	—	—	392
Total net assets	$1,262	$713,552	$3,493	$9,533	$33,734

Total number of mutual fund shares (whole number)	13,457	6,652,541	34,692	493,950	2,508,122

Cost of mutual fund shares	$1,074	$557,267	$2,870	$10,125	$31,345
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$78,267	$63,521	$1,587	$1,261,656	$298
Total assets	78,267	63,521	1,587	1,261,656	298
Net assets	$78,267	$63,521	$1,587	$1,261,656	$298

Net assets
Accumulation units	$77,576	$62,222	$1,587	$1,197,914	$298
Contracts in payout (annuitization)	691	1,299	—	63,742	—
Total net assets	$78,267	$63,521	$1,587	$1,261,656	$298

Total number of mutual fund shares (whole number)	4,953,580	4,176,288	54,168	42,195,855	10,181

Cost of mutual fund shares	$61,647	$53,114	$1,504	$1,178,016	$286

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$75,550	$10,150	$405,124	$130	$298,527
Total assets	75,550	10,150	405,124	130	298,527
Net assets	$75,550	$10,150	$405,124	$130	$298,527

Net assets
Accumulation units	$74,557	$10,150	$400,748	$130	$297,284
Contracts in payout (annuitization)	993	—	4,376	—	1,243
Total net assets	$75,550	$10,150	$405,124	$130	$298,527

Total number of mutual fund shares (whole number)	7,236,594	967,585	13,765,666	4,477	14,386,857

Cost of mutual fund shares	$69,562	$9,347	$271,225	$111	$282,848

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$43	$126,192	$146	$45,069	$11
Total assets	43	126,192	146	45,069	11
Net assets	$43	$126,192	$146	$45,069	$11

Net assets
Accumulation units	$43	$125,333	$146	$44,720	$11
Contracts in payout (annuitization)	—	859	—	349	—
Total net assets	$43	$126,192	$146	$45,069	$11

Total number of mutual fund shares (whole number)	2,117	5,899,560	6,924	4,063,943	955

Cost of mutual fund shares	$41	$121,147	$150	$39,316	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$140,664	$3,572	$229,256	$540	$493
Total assets	140,664	3,572	229,256	540	493
Net assets	$140,664	$3,572	$229,256	$540	$493

Net assets
Accumulation units	$137,781	$3,572	$229,256	$—	$493
Contracts in payout (annuitization)	2,883	—	—	540	—
Total net assets	$140,664	$3,572	$229,256	$540	$493

Total number of mutual fund shares (whole number)	2,500,691	63,999	8,021,539	19,039	20,959

Cost of mutual fund shares	$90,754	$2,223	$155,790	$327	$456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$19,713	$25,054	$204,187	$108,900	$140,744
Total assets	19,713	25,054	204,187	108,900	140,744
Net assets	$19,713	$25,054	$204,187	$108,900	$140,744

Net assets
Accumulation units	$19,713	$25,054	$204,187	$108,900	$138,834
Contracts in payout (annuitization)	—	—	—	—	1,910
Total net assets	$19,713	$25,054	$204,187	$108,900	$140,744

Total number of mutual fund shares (whole number)	846,771	559,741	15,421,948	6,994,236	7,570,930

Cost of mutual fund shares	$17,946	$17,982	$205,384	$96,121	$143,585

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$130	$31,403	$352,229	$1,247	$75,202
Total assets	130	31,403	352,229	1,247	75,202
Net assets	$130	$31,403	$352,229	$1,247	$75,202

Net assets
Accumulation units	$130	$31,403	$352,229	$1,247	$75,202
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$130	$31,403	$352,229	$1,247	$75,202

Total number of mutual fund shares (whole number)	7,247	2,774,122	18,998,303	72,879	2,641,431

Cost of mutual fund shares	$122	$30,503	$252,927	$901	$66,546

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors Fund℠ - Class R-3
Assets
Investments in mutual funds
at fair value	$58	$41,580	$68,206	$102,087	$1,031
Total assets	58	41,580	68,206	102,087	1,031
Net assets	$58	$41,580	$68,206	$102,087	$1,031

Net assets
Accumulation units	$58	$41,580	$68,206	$102,087	$1,031
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$58	$41,580	$68,206	$102,087	$1,031

Total number of mutual fund shares (whole number)	2,242	1,483,407	3,340,135	4,144,831	20,758

Cost of mutual fund shares	$45	$39,400	$60,915	$94,818	$924

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Washington Mutual Investors Fund℠ - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A	Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$233,109	$9,387	$131	$106,929
Total assets	233,109	9,387	131	106,929
Net assets	$233,109	$9,387	$131	$106,929

Net assets
Accumulation units	$233,109	$9,387	$131	$106,929
Contracts in payout (annuitization)	—	—	—	—
Total net assets	$233,109	$9,387	$131	$106,929

Total number of mutual fund shares (whole number)	4,675,275	157,529	4,576	3,012,922

Cost of mutual fund shares	$187,022	$8,668	$117	$83,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$2	$10	$56	$—	$14
Expenses:
Mortality and expense risk charges	1	7	—	1	3
Total expenses	1	7	—	1	3
Net investment income (loss)	1	3	56	(1)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(11)	248	1	(8)
Capital gains distributions	—	32	—	3	—
Total realized gain (loss) on investments
and capital gains distributions	—	21	248	4	(8)
Net unrealized appreciation
(depreciation) of investments	3	(15)	3,967	19	(2)
Net realized and unrealized gain (loss)
on investments	3	6	4,215	23	(10)
Net increase (decrease) in net assets
resulting from operations	$4	$9	$4,271	$22	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$13	$—	$8	$—	$9
Expenses:
Mortality and expense risk charges	16	22	12	1	6
Total expenses	16	22	12	1	6
Net investment income (loss)	(3)	(22)	(4)	(1)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(37)	83	(1,457)	—	3
Capital gains distributions	36	—	92	24	84
Total realized gain (loss) on investments
and capital gains distributions	(1)	83	(1,365)	24	87
Net unrealized appreciation
(depreciation) of investments	217	948	643	48	12
Net realized and unrealized gain (loss)
on investments	216	1,031	(722)	72	99
Net increase (decrease) in net assets
resulting from operations	$213	$1,009	$(726)	$71	$102

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco International Small-Mid Company Fund - Class Y	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$111	$—
Expenses:
Mortality and expense risk charges	9	9	2,299	197	—
Total expenses	9	9	2,299	197	—
Net investment income (loss)	(9)	(9)	(2,299)	(86)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	144	12,195	1,814	—
Capital gains distributions	81	52	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	94	196	12,195	1,814	2
Net unrealized appreciation
(depreciation) of investments	124	(55)	23,974	4,985	(2)
Net realized and unrealized gain (loss)
on investments	218	141	36,169	6,799	—
Net increase (decrease) in net assets
resulting from operations	$209	$132	$33,870	$6,713	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Health Care Fund - Investor Class	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$—	$1	$51	$4	$1
Expenses:
Mortality and expense risk charges	1	—	9	11	—
Total expenses	1	—	9	11	—
Net investment income (loss)	(1)	1	42	(7)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(3)	(36)	(112)	(10)
Capital gains distributions	6	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	12	(3)	(36)	(112)	(10)
Net unrealized appreciation
(depreciation) of investments	—	—	9	106	(3)
Net realized and unrealized gain (loss)
on investments	12	(3)	(27)	(6)	(13)
Net increase (decrease) in net assets
resulting from operations	$11	$(2)	$15	$(13)	$(12)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
Net investment income (loss)
Investment income:
Dividends	$3	$—	$—	$2	$6
Expenses:
Mortality and expense risk charges	1	—	—	3	1
Total expenses	1	—	—	3	1
Net investment income (loss)	2	—	—	(1)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(1)	—	3	—
Capital gains distributions	—	—	2	11	—
Total realized gain (loss) on investments
and capital gains distributions	1	(1)	2	14	—
Net unrealized appreciation
(depreciation) of investments	48	6	5	61	(2)
Net realized and unrealized gain (loss)
on investments	49	5	7	75	(2)
Net increase (decrease) in net assets
resulting from operations	$51	$5	$7	$74	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Alger Responsible Investing Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$1	$158	$27	$398	$—
Expenses:
Mortality and expense risk charges	1	215	380	313	97
Total expenses	1	215	380	313	97
Net investment income (loss)	—	(57)	(353)	85	(97)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(593)	2,280	889	260
Capital gains distributions	5	358	2,784	6,860	853
Total realized gain (loss) on investments
and capital gains distributions	8	(235)	5,064	7,749	1,113
Net unrealized appreciation
(depreciation) of investments	(2)	5,058	8,038	(4,234)	1,874
Net realized and unrealized gain (loss)
on investments	6	4,823	13,102	3,515	2,987
Net increase (decrease) in net assets
resulting from operations	$6	$4,766	$12,749	$3,600	$2,890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	AllianzGI Dividend Value Fund - Class A	AllianzGI Large-Cap Value Fund - Institutional Class	AllianzGI Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$—	$3	$—	$—	$166
Expenses:
Mortality and expense risk charges	1	2	—	—	608
Total expenses	1	2	—	—	608
Net investment income (loss)	(1)	1	—	—	(442)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(29)	—	—	3,018
Capital gains distributions	25	—	—	—	3,860
Total realized gain (loss) on investments
and capital gains distributions	28	(29)	—	—	6,878
Net unrealized appreciation
(depreciation) of investments	26	14	—	(2)	12,229
Net realized and unrealized gain (loss)
on investments	54	(15)	—	(2)	19,107
Net increase (decrease) in net assets
resulting from operations	$53	$(14)	$—	$(2)	$18,665

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Net investment income (loss)
Investment income:
Dividends	$834	$20	$1	$383	$181
Expenses:
Mortality and expense risk charges	685	11	1	305	129
Total expenses	685	11	1	305	129
Net investment income (loss)	149	9	—	78	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,560	44	(48)	141	28
Capital gains distributions	3,964	55	—	—	1,493
Total realized gain (loss) on investments
and capital gains distributions	6,524	99	(48)	141	1,521
Net unrealized appreciation
(depreciation) of investments	1,965	38	35	2,518	(478)
Net realized and unrealized gain (loss)
on investments	8,489	137	(13)	2,659	1,043
Net increase (decrease) in net assets
resulting from operations	$8,638	$146	$(13)	$2,737	$1,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$13	$1,903	$52	$14	$1
Expenses:
Mortality and expense risk charges	4	1,041	28	160	1
Total expenses	4	1,041	28	160	1
Net investment income (loss)	9	862	24	(146)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17)	3,308	77	(1,191)	(17)
Capital gains distributions	12	1,501	—	1,068	8
Total realized gain (loss) on investments
and capital gains distributions	(5)	4,809	77	(123)	(9)
Net unrealized appreciation
(depreciation) of investments	84	10,090	(15)	519	6
Net realized and unrealized gain (loss)
on investments	79	14,899	62	396	(3)
Net increase (decrease) in net assets
resulting from operations	$88	$15,761	$86	$250	$(3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net investment income (loss)
Investment income:
Dividends	$28	$23	$16	$18	$—
Expenses:
Mortality and expense risk charges	80	104	7	104	310
Total expenses	80	104	7	104	310
Net investment income (loss)	(52)	(81)	9	(86)	(310)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(220)	52	(20)	334	1,385
Capital gains distributions	446	322	45	446	1,481
Total realized gain (loss) on investments
and capital gains distributions	226	374	25	780	2,866
Net unrealized appreciation
(depreciation) of investments	297	326	2	957	2,962
Net realized and unrealized gain (loss)
on investments	523	700	27	1,737	5,828
Net increase (decrease) in net assets
resulting from operations	$471	$619	$36	$1,651	$5,518

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of America℠ - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment income:
Dividends	$4	$163	$390	$—	$818
Expenses:
Mortality and expense risk charges	2	134	196	—	567
Total expenses	2	134	196	—	567
Net investment income (loss)	2	29	194	—	251

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(227)	416	—	1,338
Capital gains distributions	3	135	791	—	1,688
Total realized gain (loss) on investments
and capital gains distributions	(3)	(92)	1,207	—	3,026
Net unrealized appreciation
(depreciation) of investments	24	651	378	2	4,034
Net realized and unrealized gain (loss)
on investments	21	559	1,585	2	7,060
Net increase (decrease) in net assets
resulting from operations	$23	$588	$1,779	$2	$7,311

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income Fund℠ - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia℠ Acorn® Fund - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$244	$7	$46	$232	$—
Expenses:
Mortality and expense risk charges	68	3	16	91	1
Total expenses	68	3	16	91	1
Net investment income (loss)	176	4	30	141	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	6	(103)	(502)	(1)
Capital gains distributions	—	—	32	205	14
Total realized gain (loss) on investments
and capital gains distributions	7	6	(71)	(297)	13
Net unrealized appreciation
(depreciation) of investments	60	70	9	(413)	7
Net realized and unrealized gain (loss)
on investments	67	76	(62)	(710)	20
Net increase (decrease) in net assets
resulting from operations	$243	$80	$(32)	$(569)	$19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Columbia℠ Acorn® Fund - Institutional Class	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$—	$42	$—	$—	$1
Expenses:
Mortality and expense risk charges	—	52	—	1	1
Total expenses	—	52	—	1	1
Net investment income (loss)	—	(10)	—	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(553)	—	(6)	(6)
Capital gains distributions	—	154	—	1	2
Total realized gain (loss) on investments
and capital gains distributions	—	(399)	—	(5)	(4)
Net unrealized appreciation
(depreciation) of investments	1	628	—	3	(2)
Net realized and unrealized gain (loss)
on investments	1	229	—	(2)	(6)
Net increase (decrease) in net assets
resulting from operations	$1	$219	$—	$(3)	$(6)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Delaware Small Cap Value Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class	DWS Small Cap Growth Fund - Class S	DWS Equity 500 Index Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$17	$—	$—	$14	$52
Expenses:
Mortality and expense risk charges	17	—	—	9	—
Total expenses	17	—	—	9	—
Net investment income (loss)	—	—	—	5	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(326)	405	(3)	(4)	19
Capital gains distributions	—	1,807	—	175	—
Total realized gain (loss) on investments
and capital gains distributions	(326)	2,212	(3)	171	19
Net unrealized appreciation
(depreciation) of investments	177	14,128	7	(24)	318
Net realized and unrealized gain (loss)
on investments	(149)	16,340	4	147	337
Net increase (decrease) in net assets
resulting from operations	$(149)	$16,340	$4	$152	$389

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares
Net investment income (loss)
Investment income:
Dividends	$30	$295	$3	$3	$—
Expenses:
Mortality and expense risk charges	—	—	2	2	—
Total expenses	—	—	2	2	—
Net investment income (loss)	30	295	1	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	58	(155)	—	(1)	—
Capital gains distributions	8	—	—	8	—
Total realized gain (loss) on investments
and capital gains distributions	66	(155)	—	7	—
Net unrealized appreciation
(depreciation) of investments	116	937	1	5	—
Net realized and unrealized gain (loss)
on investments	182	782	1	12	—
Net increase (decrease) in net assets
resulting from operations	$212	$1,077	$2	$13	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$613	$—	$—	$3,351
Expenses:
Mortality and expense risk charges	15	2,589	—	44	12,851
Total expenses	15	2,589	—	44	12,851
Net investment income (loss)	(15)	(1,976)	—	(44)	(9,500)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	15,192	1	599	59,249
Capital gains distributions	—	—	—	173	6,992
Total realized gain (loss) on investments
and capital gains distributions	59	15,192	1	772	66,241
Net unrealized appreciation
(depreciation) of investments	549	55,351	3	(1)	300,569
Net realized and unrealized gain (loss)
on investments	608	70,543	4	771	366,810
Net increase (decrease) in net assets
resulting from operations	$593	$68,567	$4	$727	$357,310

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$5,385	$235	$3,962	$317	$418
Expenses:
Mortality and expense risk charges	3,488	186	2,250	4,228	97
Total expenses	3,488	186	2,250	4,228	97
Net investment income (loss)	1,897	49	1,712	(3,911)	321

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19,844	(34)	2,455	22,938	(126)
Capital gains distributions	1,037	207	10,376	40,514	—
Total realized gain (loss) on investments
and capital gains distributions	20,881	173	12,831	63,452	(126)
Net unrealized appreciation
(depreciation) of investments	28,366	1,794	(3,624)	99,714	(63)
Net realized and unrealized gain (loss)
on investments	49,247	1,967	9,207	163,166	(189)
Net increase (decrease) in net assets
resulting from operations	$51,144	$2,016	$10,919	$159,255	$132

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$108	$23	$—	$1	$—
Expenses:
Mortality and expense risk charges	262	5	4	—	2
Total expenses	262	5	4	—	2
Net investment income (loss)	(154)	18	(4)	1	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,780	(16)	—	(11)	9
Capital gains distributions	123	6	56	—	21
Total realized gain (loss) on investments
and capital gains distributions	1,903	(10)	56	(11)	30
Net unrealized appreciation
(depreciation) of investments	1,888	(74)	50	8	66
Net realized and unrealized gain (loss)
on investments	3,791	(84)	106	(3)	96
Net increase (decrease) in net assets
resulting from operations	$3,637	$(66)	$102	$(2)	$94

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Investor Shares	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$1,376	$—	$—	$1,228	$—
Expenses:
Mortality and expense risk charges	866	1	57	4,761	—
Total expenses	866	1	57	4,761	—
Net investment income (loss)	510	(1)	(57)	(3,533)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,977)	(2)	290	30,714	—
Capital gains distributions	5,852	19	400	23,001	—
Total realized gain (loss) on investments
and capital gains distributions	(1,125)	17	690	53,715	—
Net unrealized appreciation
(depreciation) of investments	3,767	11	2,027	111,103	—
Net realized and unrealized gain (loss)
on investments	2,642	28	2,717	164,818	—
Net increase (decrease) in net assets
resulting from operations	$3,152	$27	$2,660	$161,285	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$—	$8	$22	$—	$4
Expenses:
Mortality and expense risk charges	—	17	5	267	2
Total expenses	—	17	5	267	2
Net investment income (loss)	—	(9)	17	(267)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(12)	3	982	1
Capital gains distributions	—	—	—	2,477	2
Total realized gain (loss) on investments
and capital gains distributions	—	(12)	3	3,459	3
Net unrealized appreciation
(depreciation) of investments	—	417	8	5,456	16
Net realized and unrealized gain (loss)
on investments	—	405	11	8,915	19
Net increase (decrease) in net assets
resulting from operations	$—	$396	$28	$8,648	$21
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$—	$125
Expenses:
Mortality and expense risk charges	4	—	1	1	51
Total expenses	4	—	1	1	51
Net investment income (loss)	(4)	—	—	(1)	74

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	—	9	1	136
Capital gains distributions	20	—	3	6	—
Total realized gain (loss) on investments
and capital gains distributions	42	—	12	7	136
Net unrealized appreciation
(depreciation) of investments	12	1	(1)	14	680
Net realized and unrealized gain (loss)
on investments	54	1	11	21	816
Net increase (decrease) in net assets
resulting from operations	$50	$1	$11	$20	$890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	JPMorgan Government Bond Fund - Class I Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Net investment income (loss)
Investment income:
Dividends	$89	$9	$2	$—	$22
Expenses:
Mortality and expense risk charges	41	11	4	1	84
Total expenses	41	11	4	1	84
Net investment income (loss)	48	(2)	(2)	(1)	(62)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	135	(26)	(11)	—	(782)
Capital gains distributions	9	—	62	3	711
Total realized gain (loss) on investments
and capital gains distributions	144	(26)	51	3	(71)
Net unrealized appreciation
(depreciation) of investments	29	153	19	7	57
Net realized and unrealized gain (loss)
on investments	173	127	70	10	(14)
Net increase (decrease) in net assets
resulting from operations	$221	$125	$68	$9	$(76)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$13	$—	$—	$217	$6
Expenses:
Mortality and expense risk charges	12	1	—	75	4
Total expenses	12	1	—	75	4
Net investment income (loss)	1	(1)	—	142	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	6	—	(32)	(17)
Capital gains distributions	—	15	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	9	21	1	(32)	(17)
Net unrealized appreciation
(depreciation) of investments	7	53	—	30	(131)
Net realized and unrealized gain (loss)
on investments	16	74	1	(2)	(148)
Net increase (decrease) in net assets
resulting from operations	$17	$73	$1	$140	$(146)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Mainstay Winslow Large Cap Growth Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$3	$2	$603	$12	$—
Expenses:
Mortality and expense risk charges	2	1	543	2	—
Total expenses	2	1	543	2	—
Net investment income (loss)	1	1	60	10	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(52)	—	3,880	(21)	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(52)	—	3,880	(21)	—
Net unrealized appreciation
(depreciation) of investments	35	2	(3,896)	(88)	—
Net realized and unrealized gain (loss)
on investments	(17)	2	(16)	(109)	—
Net increase (decrease) in net assets
resulting from operations	$(16)	$3	$44	$(99)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® International Intrinsic Value Fund - Class R3	MFS® New Discovery Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$—	$505	$395	$3	$—
Expenses:
Mortality and expense risk charges	1	—	217	13	4
Total expenses	1	—	217	13	4
Net investment income (loss)	(1)	505	178	(10)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	90	280	189	3
Capital gains distributions	10	1,471	1,262	31	55
Total realized gain (loss) on investments
and capital gains distributions	22	1,561	1,542	220	58
Net unrealized appreciation
(depreciation) of investments	7	395	234	(18)	105
Net realized and unrealized gain (loss)
on investments	29	1,956	1,776	202	163
Net increase (decrease) in net assets
resulting from operations	$28	$2,461	$1,954	$192	$159

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$40	$62	$—	$350
Expenses:
Mortality and expense risk charges	5	—	133	7	2,087
Total expenses	5	—	133	7	2,087
Net investment income (loss)	(5)	40	(71)	(7)	(1,737)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	41	(103)	41	6,262
Capital gains distributions	24	277	839	61	12,791
Total realized gain (loss) on investments
and capital gains distributions	28	318	736	102	19,053
Net unrealized appreciation
(depreciation) of investments	100	543	1,725	278	61,950
Net realized and unrealized gain (loss)
on investments	128	861	2,461	380	81,003
Net increase (decrease) in net assets
resulting from operations	$123	$901	$2,390	$373	$79,266

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	Pax Sustainable Allocation Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
Net investment income (loss)
Investment income:
Dividends	$1	$23	$266	$433	$23
Expenses:
Mortality and expense risk charges	9	23	320	420	14
Total expenses	9	23	320	420	14
Net investment income (loss)	(8)	—	(54)	13	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	90	(28)	788	204	(120)
Capital gains distributions	—	7	2,384	797	—
Total realized gain (loss) on investments
and capital gains distributions	90	(21)	3,172	1,001	(120)
Net unrealized appreciation
(depreciation) of investments	88	(81)	5,011	4,813	159
Net realized and unrealized gain (loss)
on investments	178	(102)	8,183	5,814	39
Net increase (decrease) in net assets
resulting from operations	$170	$(102)	$8,129	$5,827	$48

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,089	$128	$25	$28	$—
Expenses:
Mortality and expense risk charges	617	53	4	6	—
Total expenses	617	53	4	6	—
Net investment income (loss)	472	75	21	22	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,064)	(125)	(71)	9	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1,064)	(125)	(71)	9	—
Net unrealized appreciation
(depreciation) of investments	8,313	(801)	(4)	22	—
Net realized and unrealized gain (loss)
on investments	7,249	(926)	(75)	31	—
Net increase (decrease) in net assets
resulting from operations	$7,721	$(851)	$(54)	$53	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Royce Total Return Fund - Service Class	Ave Maria Rising Dividend Fund
Net investment income (loss)
Investment income:
Dividends	$768	$3	$179	$—	$60
Expenses:
Mortality and expense risk charges	144	2	90	—	51
Total expenses	144	2	90	—	51
Net investment income (loss)	624	1	89	—	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(334)	4	(289)	(1)	(108)
Capital gains distributions	—	1	—	2	75
Total realized gain (loss) on investments
and capital gains distributions	(334)	5	(289)	1	(33)
Net unrealized appreciation
(depreciation) of investments	(184)	(4)	637	(1)	149
Net realized and unrealized gain (loss)
on investments	(518)	1	348	—	116
Net increase (decrease) in net assets
resulting from operations	$106	$2	$437	$—	$125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$3	$261
Expenses:
Mortality and expense risk charges	281	—	1	4	114
Total expenses	281	—	1	4	114
Net investment income (loss)	(281)	—	—	(1)	147

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	844	1,340	(2)	—	42
Capital gains distributions	592	267	7	8	81
Total realized gain (loss) on investments
and capital gains distributions	1,436	1,607	5	8	123
Net unrealized appreciation
(depreciation) of investments	8,718	15,984	15	23	304
Net realized and unrealized gain (loss)
on investments	10,154	17,591	20	31	427
Net increase (decrease) in net assets
resulting from operations	$9,873	$17,591	$20	$30	$574

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Value Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$5	$973	$4,126	$1	$306
Expenses:
Mortality and expense risk charges	2	92	872	—	—
Total expenses	2	92	872	—	—
Net investment income (loss)	3	881	3,254	1	306

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(1,211)	(3,985)	(3)	(97)
Capital gains distributions	—	—	—	—	314
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1,211)	(3,985)	(3)	217
Net unrealized appreciation
(depreciation) of investments	(3)	(707)	(4,571)	(2)	361
Net realized and unrealized gain (loss)
on investments	(4)	(1,918)	(8,556)	(5)	578
Net increase (decrease) in net assets
resulting from operations	$(1)	$(1,037)	$(5,302)	$(4)	$884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Adviser Shares	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Diversified Value Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$—	$5	$2	$3
Expenses:
Mortality and expense risk charges	101	128	2	—	1
Total expenses	101	128	2	—	1
Net investment income (loss)	(101)	(128)	3	2	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8,424	491	8	—	—
Capital gains distributions	—	—	—	—	18
Total realized gain (loss) on investments
and capital gains distributions	8,424	491	8	—	18
Net unrealized appreciation
(depreciation) of investments	(4,083)	531	2	11	(8)
Net realized and unrealized gain (loss)
on investments	4,341	1,022	10	11	10
Net increase (decrease) in net assets
resulting from operations	$4,240	$894	$13	$13	$12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R
Net investment income (loss)
Investment income:
Dividends	$5	$—	$—	$81	$—
Expenses:
Mortality and expense risk charges	2	1	3	72	—
Total expenses	2	1	3	72	—
Net investment income (loss)	3	(1)	(3)	9	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(22)	21	—
Capital gains distributions	6	5	—	308	—
Total realized gain (loss) on investments
and capital gains distributions	6	5	(22)	329	—
Net unrealized appreciation
(depreciation) of investments	(3)	8	(6)	227	—
Net realized and unrealized gain (loss)
on investments	3	13	(28)	556	—
Net increase (decrease) in net assets
resulting from operations	$6	$12	$(31)	$565	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$4,980	$1	$—	$34	$75
Expenses:
Mortality and expense risk charges	2,229	—	1	9	32
Total expenses	2,229	—	1	9	32
Net investment income (loss)	2,751	1	(1)	25	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,501	(5)	(83)	(116)	4
Capital gains distributions	5,856	5	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	11,357	—	(83)	(116)	4
Net unrealized appreciation
(depreciation) of investments	4,942	1	126	64	38
Net realized and unrealized gain (loss)
on investments	16,299	1	43	(52)	42
Net increase (decrease) in net assets
resulting from operations	$19,050	$2	$42	$(27)	$85

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$25	$15,938	$68	$98	$1
Expenses:
Mortality and expense risk charges	4	3,980	7	30	—
Total expenses	4	3,980	7	30	—
Net investment income (loss)	21	11,958	61	68	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	903	9	34	—
Capital gains distributions	12	10,346	45	93	—
Total realized gain (loss) on investments
and capital gains distributions	8	11,249	54	127	—
Net unrealized appreciation
(depreciation) of investments	2	7,258	32	336	—
Net realized and unrealized gain (loss)
on investments	10	18,507	86	463	—
Net increase (decrease) in net assets
resulting from operations	$31	$30,465	$147	$531	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5,439	$21	$—	$3,050	$16
Expenses:
Mortality and expense risk charges	763	2	—	5,344	47
Total expenses	763	2	—	5,344	47
Net investment income (loss)	4,676	19	—	(2,294)	(31)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,010)	(3)	—	5,051	(66)
Capital gains distributions	—	—	11	70,259	733
Total realized gain (loss) on investments
and capital gains distributions	(1,010)	(3)	11	75,310	667
Net unrealized appreciation
(depreciation) of investments	714	5	12	93,750	1,089
Net realized and unrealized gain (loss)
on investments	(296)	2	23	169,060	1,756
Net increase (decrease) in net assets
resulting from operations	$4,380	$21	$23	$166,766	$1,725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$5,863	$25	$—	$734
Expenses:
Mortality and expense risk charges	—	2,503	8	—	211
Total expenses	—	2,503	8	—	211
Net investment income (loss)	—	3,360	17	—	523

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(1,074)	(14)	—	2,032
Capital gains distributions	1	24,435	109	—	1,536
Total realized gain (loss) on investments
and capital gains distributions	1	23,361	95	—	3,568
Net unrealized appreciation
(depreciation) of investments	(1)	(15,565)	(47)	—	2,720
Net realized and unrealized gain (loss)
on investments	—	7,796	48	—	6,288
Net increase (decrease) in net assets
resulting from operations	$—	$11,156	$65	$—	$6,811

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$3,613	$1	$34	$868
Expenses:
Mortality and expense risk charges	—	503	—	12	331
Total expenses	—	503	—	12	331
Net investment income (loss)	—	3,110	1	22	537

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(1,466)	(1)	11	750
Capital gains distributions	—	5,036	4	132	3,856
Total realized gain (loss) on investments
and capital gains distributions	—	3,570	3	143	4,606
Net unrealized appreciation
(depreciation) of investments	1	(11,986)	(7)	(293)	(8,815)
Net realized and unrealized gain (loss)
on investments	1	(8,416)	(4)	(150)	(4,209)
Net increase (decrease) in net assets
resulting from operations	$1	$(5,306)	$(3)	$(128)	$(3,672)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$642	$496	$—	$84	$91
Expenses:
Mortality and expense risk charges	113	211	1	163	264
Total expenses	113	211	1	163	264
Net investment income (loss)	529	285	(1)	(79)	(173)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,058)	(1,991)	38	590	1,546
Capital gains distributions	2,285	2,029	13	920	1,735
Total realized gain (loss) on investments
and capital gains distributions	227	38	51	1,510	3,281
Net unrealized appreciation
(depreciation) of investments	151	(158)	(5)	2,900	4,892
Net realized and unrealized gain (loss)
on investments	378	(120)	46	4,410	8,173
Net increase (decrease) in net assets
resulting from operations	$907	$165	$45	$4,331	$8,000

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$5
Expenses:
Mortality and expense risk charges	—	202	334	—	1
Total expenses	—	202	334	—	1
Net investment income (loss)	—	(202)	(334)	—	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(2,141)	(1,997)	—	—
Capital gains distributions	—	—	—	—	33
Total realized gain (loss) on investments
and capital gains distributions	—	(2,141)	(1,997)	—	33
Net unrealized appreciation
(depreciation) of investments	1	9,777	7,491	—	31
Net realized and unrealized gain (loss)
on investments	1	7,636	5,494	—	64
Net increase (decrease) in net assets
resulting from operations	$1	$7,434	$5,160	$—	$68

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$6,952	$13,780	$30	$3,553	$2
Expenses:
Mortality and expense risk charges	1,968	9,930	3	635	—
Total expenses	1,968	9,930	3	635	—
Net investment income (loss)	4,984	3,850	27	2,918	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,068	19,124	(162)	(5,854)	1
Capital gains distributions	33,190	80,563	10	1,185	2
Total realized gain (loss) on investments
and capital gains distributions	37,258	99,687	(152)	(4,669)	3
Net unrealized appreciation
(depreciation) of investments	31,507	66,951	96	924	9
Net realized and unrealized gain (loss)
on investments	68,765	166,638	(56)	(3,745)	12
Net increase (decrease) in net assets
resulting from operations	$73,749	$170,488	$(29)	$(827)	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$196	$635	$1	$3	$25
Expenses:
Mortality and expense risk charges	76	2,010	—	1	12
Total expenses	76	2,010	—	1	12
Net investment income (loss)	120	(1,375)	1	2	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	93	—	(17)	—	(147)
Capital gains distributions	185	117	4	—	—
Total realized gain (loss) on investments
and capital gains distributions	278	117	(13)	—	(147)
Net unrealized appreciation
(depreciation) of investments	639	—	15	31	305
Net realized and unrealized gain (loss)
on investments	917	117	2	31	158
Net increase (decrease) in net assets
resulting from operations	$1,037	$(1,258)	$3	$33	$171

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$6	$2,010	$14	$253	$34
Expenses:
Mortality and expense risk charges	1	647	3	134	18
Total expenses	1	647	3	134	18
Net investment income (loss)	5	1,363	11	119	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(690)	5	793	18
Capital gains distributions	—	—	—	352	57
Total realized gain (loss) on investments
and capital gains distributions	6	(690)	5	1,145	75
Net unrealized appreciation
(depreciation) of investments	3	4,815	29	(137)	143
Net realized and unrealized gain (loss)
on investments	9	4,125	34	1,008	218
Net increase (decrease) in net assets
resulting from operations	$14	$5,488	$45	$1,127	$234

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$148	$390	$34	$120	$333
Expenses:
Mortality and expense risk charges	59	210	15	64	196
Total expenses	59	210	15	64	196
Net investment income (loss)	89	180	19	56	137

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	1,492	31	152	1,641
Capital gains distributions	236	721	78	257	713
Total realized gain (loss) on investments
and capital gains distributions	273	2,213	109	409	2,354
Net unrealized appreciation
(depreciation) of investments	690	(381)	192	542	(630)
Net realized and unrealized gain (loss)
on investments	963	1,832	301	951	1,724
Net increase (decrease) in net assets
resulting from operations	$1,052	$2,012	$320	$1,007	$1,861

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$42	$82	$146	$24	$60
Expenses:
Mortality and expense risk charges	15	40	92	10	35
Total expenses	15	40	92	10	35
Net investment income (loss)	27	42	54	14	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	16	712	14	122
Capital gains distributions	111	205	307	62	146
Total realized gain (loss) on investments
and capital gains distributions	146	221	1,019	76	268
Net unrealized appreciation
(depreciation) of investments	284	621	(90)	219	434
Net realized and unrealized gain (loss)
on investments	430	842	929	295	702
Net increase (decrease) in net assets
resulting from operations	$457	$884	$983	$309	$727

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$78	$12	$19
Expenses:
Mortality and expense risk charges	—	—	40	7	9
Total expenses	—	—	40	7	9
Net investment income (loss)	—	—	38	5	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	259	5	40
Capital gains distributions	—	—	70	14	19
Total realized gain (loss) on investments
and capital gains distributions	—	—	329	19	59
Net unrealized appreciation
(depreciation) of investments	—	—	(83)	46	43
Net realized and unrealized gain (loss)
on investments	—	—	246	65	102
Net increase (decrease) in net assets
resulting from operations	$—	$—	$284	$70	$112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$5	$2,328	$2	$5	$292
Expenses:
Mortality and expense risk charges	1	609	—	1	104
Total expenses	1	609	—	1	104
Net investment income (loss)	4	1,719	2	4	188

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(576)	(4)	(13)	(4)
Capital gains distributions	20	7,899	6	11	520
Total realized gain (loss) on investments
and capital gains distributions	19	7,323	2	(2)	516
Net unrealized appreciation
(depreciation) of investments	(29)	(10,714)	(5)	17	1,116
Net realized and unrealized gain (loss)
on investments	(10)	(3,391)	(3)	15	1,632
Net increase (decrease) in net assets
resulting from operations	$(6)	$(1,672)	$(1)	$19	$1,820
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$96	$2,801	$7	$247	$147
Expenses:
Mortality and expense risk charges	29	1,238	1	98	50
Total expenses	29	1,238	1	98	50
Net investment income (loss)	67	1,563	6	149	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(84)	(2,643)	(2)	10	(85)
Capital gains distributions	217	5,630	27	759	580
Total realized gain (loss) on investments
and capital gains distributions	133	2,987	25	769	495
Net unrealized appreciation
(depreciation) of investments	217	12,066	17	874	504
Net realized and unrealized gain (loss)
on investments	350	15,053	42	1,643	999
Net increase (decrease) in net assets
resulting from operations	$417	$16,616	$48	$1,792	$1,096

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2,837	$—	$161	$59	$1,870
Expenses:
Mortality and expense risk charges	1,383	—	66	24	1,014
Total expenses	1,383	—	66	24	1,014
Net investment income (loss)	1,454	—	95	35	856

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,527)	—	(137)	17	(2,993)
Capital gains distributions	9,953	1	526	254	7,033
Total realized gain (loss) on investments
and capital gains distributions	6,426	1	389	271	4,040
Net unrealized appreciation
(depreciation) of investments	12,769	1	957	250	12,596
Net realized and unrealized gain (loss)
on investments	19,195	2	1,346	521	16,636
Net increase (decrease) in net assets
resulting from operations	$20,649	$2	$1,441	$556	$17,492

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Balanced Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$75	$10	$462	$4	$122
Expenses:
Mortality and expense risk charges	40	6	289	—	64
Total expenses	40	6	289	—	64
Net investment income (loss)	35	4	173	4	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(136)	340	6	8
Capital gains distributions	254	51	1,816	2	287
Total realized gain (loss) on investments
and capital gains distributions	260	(85)	2,156	8	295
Net unrealized appreciation
(depreciation) of investments	590	113	3,349	19	372
Net realized and unrealized gain (loss)
on investments	850	28	5,505	27	667
Net increase (decrease) in net assets
resulting from operations	$885	$32	$5,678	$31	$725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Conservative Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$10	$247	$63	$894	$175
Expenses:
Mortality and expense risk charges	2	49	15	313	78
Total expenses	2	49	15	313	78
Net investment income (loss)	8	198	48	581	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	64	56	511	(52)
Capital gains distributions	1	25	8	101	213
Total realized gain (loss) on investments
and capital gains distributions	33	89	64	612	161
Net unrealized appreciation
(depreciation) of investments	12	848	213	2,717	507
Net realized and unrealized gain (loss)
on investments	45	937	277	3,329	668
Net increase (decrease) in net assets
resulting from operations	$53	$1,135	$325	$3,910	$765

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$495	$792	$—	$—
Expenses:
Mortality and expense risk charges	—	140	430	1	1,365
Total expenses	—	140	430	1	1,365
Net investment income (loss)	—	355	362	(1)	(1,365)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(653)	(2,491)	(60)	(1,978)
Capital gains distributions	—	180	346	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(473)	(2,145)	(60)	(1,978)
Net unrealized appreciation
(depreciation) of investments	1	952	2,608	167	48,317
Net realized and unrealized gain (loss)
on investments	1	479	463	107	46,339
Net increase (decrease) in net assets
resulting from operations	$1	$834	$825	$106	$44,974

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$34	$4	$1,065
Expenses:
Mortality and expense risk charges	130	—	41	1	483
Total expenses	130	—	41	1	483
Net investment income (loss)	(130)	—	(7)	3	582

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(889)	—	(203)	—	2,033
Capital gains distributions	399	5	206	7	1,493
Total realized gain (loss) on investments
and capital gains distributions	(490)	5	3	7	3,526
Net unrealized appreciation
(depreciation) of investments	3,136	6	472	(13)	(5,653)
Net realized and unrealized gain (loss)
on investments	2,646	11	475	(6)	(2,127)
Net increase (decrease) in net assets
resulting from operations	$2,516	$11	$468	$(3)	$(1,545)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$20	$4,796	$15	$2	$6,690
Expenses:
Mortality and expense risk charges	5	2,516	6	1	5,906
Total expenses	5	2,516	6	1	5,906
Net investment income (loss)	15	2,280	9	1	784

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	5,587	(34)	(5)	13,314
Capital gains distributions	62	11,187	41	9	20,688
Total realized gain (loss) on investments
and capital gains distributions	56	16,774	7	4	34,002
Net unrealized appreciation
(depreciation) of investments	59	2,458	34	54	109,074
Net realized and unrealized gain (loss)
on investments	115	19,232	41	58	143,076
Net increase (decrease) in net assets
resulting from operations	$130	$21,512	$50	$59	$143,860

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$17	$2	$233	$547	$—
Expenses:
Mortality and expense risk charges	18	1	130	474	1
Total expenses	18	1	130	474	1
Net investment income (loss)	(1)	1	103	73	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(33)	(1,171)	(3,442)	12
Capital gains distributions	68	20	1,408	4,082	34
Total realized gain (loss) on investments
and capital gains distributions	84	(13)	237	640	46
Net unrealized appreciation
(depreciation) of investments	385	6	(697)	(1,950)	60
Net realized and unrealized gain (loss)
on investments	469	(7)	(460)	(1,310)	106
Net increase (decrease) in net assets
resulting from operations	$468	$(6)	$(357)	$(1,237)	$105

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$506	$1	$—	$—	$—
Expenses:
Mortality and expense risk charges	5,255	10	4	5,252	23
Total expenses	5,255	10	4	5,252	23
Net investment income (loss)	(4,749)	(9)	(4)	(5,252)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26,486	41	12	26,254	37
Capital gains distributions	41,004	98	49	22,748	131
Total realized gain (loss) on investments
and capital gains distributions	67,490	139	61	49,002	168
Net unrealized appreciation
(depreciation) of investments	80,714	185	295	145,589	803
Net realized and unrealized gain (loss)
on investments	148,204	324	356	194,591	971
Net increase (decrease) in net assets
resulting from operations	$143,455	$315	$352	$189,339	$948

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$183	$760	$1,425	$1,337	$14
Expenses:
Mortality and expense risk charges	75	296	677	550	5
Total expenses	75	296	677	550	5
Net investment income (loss)	108	464	748	787	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	99	(27)	2,909	1,339	10
Capital gains distributions	1,773	1,046	5,676	2,762	144
Total realized gain (loss) on investments
and capital gains distributions	1,872	1,019	8,585	4,101	154
Net unrealized appreciation
(depreciation) of investments	(869)	1,401	(143)	1,611	64
Net realized and unrealized gain (loss)
on investments	1,003	2,420	8,442	5,712	218
Net increase (decrease) in net assets
resulting from operations	$1,111	$2,884	$9,190	$6,499	$227

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$15,685	$3	$1,857	$220	$5,854
Expenses:
Mortality and expense risk charges	12,520	2	592	113	3,765
Total expenses	12,520	2	592	113	3,765
Net investment income (loss)	3,165	1	1,265	107	2,089

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	46,164	—	182	13	16,199
Capital gains distributions	111,224	26	—	—	32,925
Total realized gain (loss) on investments
and capital gains distributions	157,388	26	182	13	49,124
Net unrealized appreciation
(depreciation) of investments	11,258	15	(3,616)	(489)	911
Net realized and unrealized gain (loss)
on investments	168,646	41	(3,434)	(476)	50,035
Net increase (decrease) in net assets
resulting from operations	$171,811	$42	$(2,169)	$(369)	$52,124

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$3	$3,842	$1	$1,280	$1
Expenses:
Mortality and expense risk charges	1	2,467	—	1,096	—
Total expenses	1	2,467	—	1,096	—
Net investment income (loss)	2	1,375	1	184	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	11,508	(3)	4,506	(2)
Capital gains distributions	18	—	—	1,342	2
Total realized gain (loss) on investments
and capital gains distributions	35	11,508	(3)	5,848	—
Net unrealized appreciation
(depreciation) of investments	(18)	3,893	5	(2,290)	3
Net realized and unrealized gain (loss)
on investments	17	15,401	2	3,558	3
Net increase (decrease) in net assets
resulting from operations	$19	$16,776	$3	$3,742	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,104	$—	$640	$15	$2,813
Expenses:
Mortality and expense risk charges	377	—	1,160	17	1,424
Total expenses	377	—	1,160	17	1,424
Net investment income (loss)	727	—	(520)	(2)	1,389

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(198)	—	5,911	336	7,554
Capital gains distributions	—	—	4,663	136	6,986
Total realized gain (loss) on investments
and capital gains distributions	(198)	—	10,574	472	14,540
Net unrealized appreciation
(depreciation) of investments	2,280	1	25,669	551	23,483
Net realized and unrealized gain (loss)
on investments	2,082	1	36,243	1,023	38,023
Net increase (decrease) in net assets
resulting from operations	$2,809	$1	$35,723	$1,021	$39,412

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$6	$5	$179	$36	$2,445
Expenses:
Mortality and expense risk charges	5	5	180	204	1,218
Total expenses	5	5	180	204	1,218
Net investment income (loss)	1	—	(1)	(168)	1,227

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	2	369	1,213	(8,131)
Capital gains distributions	18	14	534	1,325	22,469
Total realized gain (loss) on investments
and capital gains distributions	40	16	903	2,538	14,338
Net unrealized appreciation
(depreciation) of investments	51	(19)	(919)	4,099	11,970
Net realized and unrealized gain (loss)
on investments	91	(3)	(16)	6,637	26,308
Net increase (decrease) in net assets
resulting from operations	$92	$(3)	$(17)	$6,469	$27,535

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$933	$715	$1	$754	$327
Expenses:
Mortality and expense risk charges	688	1,177	1	228	2,305
Total expenses	688	1,177	1	228	2,305
Net investment income (loss)	245	(462)	—	526	(1,978)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,996)	(5,739)	(19)	388	(1,715)
Capital gains distributions	5,270	2,134	3	156	14,965
Total realized gain (loss) on investments
and capital gains distributions	3,274	(3,605)	(16)	544	13,250
Net unrealized appreciation
(depreciation) of investments	13,971	16,720	29	376	90,230
Net realized and unrealized gain (loss)
on investments	17,245	13,115	13	920	103,480
Net increase (decrease) in net assets
resulting from operations	$17,490	$12,653	$13	$1,446	$101,502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$744	$448
Expenses:
Mortality and expense risk charges	6	580	—	270	540
Total expenses	6	580	—	270	540
Net investment income (loss)	(5)	(580)	—	474	(92)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	(1,610)	(6)	(2,246)	(4,251)
Capital gains distributions	66	285	—	1,328	6,653
Total realized gain (loss) on investments
and capital gains distributions	120	(1,325)	(6)	(918)	2,402
Net unrealized appreciation
(depreciation) of investments	295	16,909	20	5,288	11,679
Net realized and unrealized gain (loss)
on investments	415	15,584	14	4,370	14,081
Net increase (decrease) in net assets
resulting from operations	$410	$15,004	$14	$4,844	$13,989

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors Fund℠ - Class R-3	Washington Mutual Investors Fund℠ - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$16	$4,030	$—	$1
Expenses:
Mortality and expense risk charges	635	6	2,158	76	1
Total expenses	635	6	2,158	76	1
Net investment income (loss)	(635)	10	1,872	(76)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10,293)	(15)	9,894	(328)	(1)
Capital gains distributions	9,364	14	3,055	1,219	—
Total realized gain (loss) on investments
and capital gains distributions	(929)	(1)	12,949	891	(1)
Net unrealized appreciation
(depreciation) of investments	21,083	18	(1,043)	1,168	4
Net realized and unrealized gain (loss)
on investments	20,154	17	11,906	2,059	3
Net increase (decrease) in net assets
resulting from operations	$19,519	$27	$13,778	$1,983	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$380
Expenses:
Mortality and expense risk charges	1,042
Total expenses	1,042
Net investment income (loss)	(662)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,252
Capital gains distributions	32
Total realized gain (loss) on investments
and capital gains distributions	6,284
Net unrealized appreciation
(depreciation) of investments	(7,281)
Net realized and unrealized gain (loss)
on investments	(997)
Net increase (decrease) in net assets
resulting from operations	$(1,659)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A
Net assets at January 1, 2019	$174	$572	$12,452	$66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	217	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	69	252	16
Net unrealized appreciation (depreciation)
of investments	27	56	2,618	5
Net increase (decrease) in net assets resulting from operations	33	125	3,087	20
Changes from principal transactions:
Total unit transactions	(40)	3	1,616	(11)
Increase (decrease) in net assets derived from
principal transactions	(40)	3	1,616	(11)
Total increase (decrease) in net assets	(7)	128	4,703	9
Net assets at December 31, 2019	167	700	17,155	75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	56	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	21	248	4
Net unrealized appreciation (depreciation)
of investments	3	(15)	3,967	19
Net increase (decrease) in net assets resulting from operations	4	9	4,271	22
Changes from principal transactions:
Total unit transactions	(7)	(56)	1,450	(14)
Increase (decrease) in net assets derived from
principal transactions	(7)	(56)	1,450	(14)
Total increase (decrease) in net assets	(3)	(47)	5,721	8
Net assets at December 31, 2020	$164	$653	$22,876	$83

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Floating Rate ESG Fund - Class R5	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Mid Cap Core Equity Fund - Class A
Net assets at January 1, 2019	$279	$910	$—	$3,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	—	—	(26)
Total realized gain (loss) on investments
and capital gains distributions	(1)	91	—	568
Net unrealized appreciation (depreciation)
of investments	5	221	—	220
Net increase (decrease) in net assets resulting from operations	20	312	—	762
Changes from principal transactions:
Total unit transactions	60	428	—	(41)
Increase (decrease) in net assets derived from
principal transactions	60	428	—	(41)
Total increase (decrease) in net assets	80	740	—	721
Net assets at December 31, 2019	359	1,650	—	3,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	(3)	(22)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(8)	(1)	83	(1,365)
Net unrealized appreciation (depreciation)
of investments	(2)	217	948	643
Net increase (decrease) in net assets resulting from operations	1	213	1,009	(726)
Changes from principal transactions:
Total unit transactions	(48)	(265)	2,841	(3,099)
Increase (decrease) in net assets derived from
principal transactions	(48)	(265)	2,841	(3,099)
Total increase (decrease) in net assets	(47)	(52)	3,850	(3,825)
Net assets at December 31, 2020	$312	$1,598	$3,850	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y	Invesco Oppenheimer International Growth Fund - Class Y
Net assets at January 1, 2019	$91	$523	$543	$492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	10	(4)	1
Total realized gain (loss) on investments
and capital gains distributions	9	56	46	5
Net unrealized appreciation (depreciation)
of investments	12	75	96	142
Net increase (decrease) in net assets resulting from operations	20	141	138	148
Changes from principal transactions:
Total unit transactions	3	51	114	130
Increase (decrease) in net assets derived from
principal transactions	3	51	114	130
Total increase (decrease) in net assets	23	192	252	278
Net assets at December 31, 2019	114	715	795	770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	3	(9)	(9)
Total realized gain (loss) on investments
and capital gains distributions	24	87	94	196
Net unrealized appreciation (depreciation)
of investments	48	12	124	(55)
Net increase (decrease) in net assets resulting from operations	71	102	209	132
Changes from principal transactions:
Total unit transactions	18	13	70	(497)
Increase (decrease) in net assets derived from
principal transactions	18	13	70	(497)
Total increase (decrease) in net assets	89	115	279	(365)
Net assets at December 31, 2020	$203	$830	$1,074	$405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A	Invesco Health Care Fund - Investor Class
Net assets at January 1, 2019	$216,966	$42,564	$14	$132

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,878)	43	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	15,684	2,527	1	10
Net unrealized appreciation (depreciation)
of investments	33,731	7,231	2	26
Net increase (decrease) in net assets resulting from operations	47,537	9,801	3	35
Changes from principal transactions:
Total unit transactions	(17,815)	(2,976)	9	(52)
Increase (decrease) in net assets derived from
principal transactions	(17,815)	(2,976)	9	(52)
Total increase (decrease) in net assets	29,722	6,825	12	(17)
Net assets at December 31, 2019	246,688	49,389	26	115

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,299)	(86)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	12,195	1,814	2	12
Net unrealized appreciation (depreciation)
of investments	23,974	4,985	(2)	—
Net increase (decrease) in net assets resulting from operations	33,870	6,713	—	11
Changes from principal transactions:
Total unit transactions	(27,897)	(5,946)	(1)	(34)
Increase (decrease) in net assets derived from
principal transactions	(27,897)	(5,946)	(1)	(34)
Total increase (decrease) in net assets	5,973	767	(1)	(23)
Net assets at December 31, 2020	$252,661	$50,156	$25	$92

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2019	$135	$533	$754	$44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	33	(8)	1
Total realized gain (loss) on investments
and capital gains distributions	(7)	(1)	29	(8)
Net unrealized appreciation (depreciation)
of investments	13	40	165	10
Net increase (decrease) in net assets resulting from operations	10	72	186	3
Changes from principal transactions:
Total unit transactions	(101)	195	62	—
Increase (decrease) in net assets derived from
principal transactions	(101)	195	62	—
Total increase (decrease) in net assets	(91)	267	248	3
Net assets at December 31, 2019	44	800	1,002	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	42	(7)	1
Total realized gain (loss) on investments
and capital gains distributions	(3)	(36)	(112)	(10)
Net unrealized appreciation (depreciation)
of investments	—	9	106	(3)
Net increase (decrease) in net assets resulting from operations	(2)	15	(13)	(12)
Changes from principal transactions:
Total unit transactions	(33)	(420)	(155)	2
Increase (decrease) in net assets derived from
principal transactions	(33)	(420)	(155)	2
Total increase (decrease) in net assets	(35)	(405)	(168)	(10)
Net assets at December 31, 2020	$9	$395	$834	$37

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I
Net assets at January 1, 2019	$45	$60	$14	$231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	1	(12)	2	41
Net unrealized appreciation (depreciation)
of investments	23	30	3	29
Net increase (decrease) in net assets resulting from operations	24	17	5	70
Changes from principal transactions:
Total unit transactions	10	(32)	(1)	(9)
Increase (decrease) in net assets derived from
principal transactions	10	(32)	(1)	(9)
Total increase (decrease) in net assets	34	(15)	4	61
Net assets at December 31, 2019	79	45	18	292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	(1)	2	14
Net unrealized appreciation (depreciation)
of investments	48	6	5	61
Net increase (decrease) in net assets resulting from operations	51	5	7	74
Changes from principal transactions:
Total unit transactions	72	2	(2)	(7)
Increase (decrease) in net assets derived from
principal transactions	72	2	(2)	(7)
Total increase (decrease) in net assets	123	7	5	67
Net assets at December 31, 2020	$202	$52	$23	$359

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I
Net assets at January 1, 2019	$90	$53	$24,778	$26,539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	(181)	(315)
Total realized gain (loss) on investments
and capital gains distributions	—	11	1,821	6,121
Net unrealized appreciation (depreciation)
of investments	6	4	4,466	2,995
Net increase (decrease) in net assets resulting from operations	9	15	6,106	8,801
Changes from principal transactions:
Total unit transactions	(1)	(7)	(1,790)	(3,276)
Increase (decrease) in net assets derived from
principal transactions	(1)	(7)	(1,790)	(3,276)
Total increase (decrease) in net assets	8	8	4,316	5,525
Net assets at December 31, 2019	98	61	29,094	32,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	(57)	(353)
Total realized gain (loss) on investments
and capital gains distributions	—	8	(235)	5,064
Net unrealized appreciation (depreciation)
of investments	(2)	(2)	5,058	8,038
Net increase (decrease) in net assets resulting from operations	3	6	4,766	12,749
Changes from principal transactions:
Total unit transactions	—	(8)	(3,680)	383
Increase (decrease) in net assets derived from
principal transactions	—	(8)	(3,680)	383
Total increase (decrease) in net assets	3	(2)	1,086	13,132
Net assets at December 31, 2020	$101	$59	$30,180	$45,196
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	Alger Responsible Investing Fund - Class A	Alger Capital Appreciation Fund - Class A	AllianzGI Dividend Value Fund - Class A
Net assets at January 1, 2019	$27,039	$6,124	$115	$297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(70)	(1)	3
Total realized gain (loss) on investments
and capital gains distributions	5,086	777	13	37
Net unrealized appreciation (depreciation)
of investments	1,977	1,132	20	20
Net increase (decrease) in net assets resulting from operations	7,029	1,839	32	60
Changes from principal transactions:
Total unit transactions	(3,240)	(883)	(24)	(113)
Increase (decrease) in net assets derived from
principal transactions	(3,240)	(883)	(24)	(113)
Total increase (decrease) in net assets	3,789	956	8	(53)
Net assets at December 31, 2019	30,828	7,080	123	244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	85	(97)	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	7,749	1,113	28	(29)
Net unrealized appreciation (depreciation)
of investments	(4,234)	1,874	26	14
Net increase (decrease) in net assets resulting from operations	3,600	2,890	53	(14)
Changes from principal transactions:
Total unit transactions	(1,875)	2,800	13	(51)
Increase (decrease) in net assets derived from
principal transactions	(1,875)	2,800	13	(51)
Total increase (decrease) in net assets	1,725	5,690	66	(65)
Net assets at December 31, 2020	$32,553	$12,770	$189	$179

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	AllianzGI Large-Cap Value Fund - Institutional Class	AllianzGI Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class
Net assets at January 1, 2019	$6	$240	$46,429	$66,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(328)	190
Total realized gain (loss) on investments
and capital gains distributions	—	(99)	3,795	8,047
Net unrealized appreciation (depreciation)
of investments	1	134	11,415	6,920
Net increase (decrease) in net assets resulting from operations	1	34	14,882	15,157
Changes from principal transactions:
Total unit transactions	1	(245)	833	(7,413)
Increase (decrease) in net assets derived from
principal transactions	1	(245)	833	(7,413)
Total increase (decrease) in net assets	2	(211)	15,715	7,744
Net assets at December 31, 2019	8	29	62,144	74,306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(442)	149
Total realized gain (loss) on investments
and capital gains distributions	—	—	6,878	6,524
Net unrealized appreciation (depreciation)
of investments	—	(2)	12,229	1,965
Net increase (decrease) in net assets resulting from operations	—	(2)	18,665	8,638
Changes from principal transactions:
Total unit transactions	—	(4)	(2,902)	(5,523)
Increase (decrease) in net assets derived from
principal transactions	—	(4)	(2,902)	(5,523)
Total increase (decrease) in net assets	—	(6)	15,763	3,115
Net assets at December 31, 2020	$8	$23	$77,907	$77,421

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Net assets at January 1, 2019	$2,791	$315	$29,126	$9,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	1	388	68
Total realized gain (loss) on investments
and capital gains distributions	185	(9)	(197)	383
Net unrealized appreciation (depreciation)
of investments	197	81	1,628	1,693
Net increase (decrease) in net assets resulting from operations	403	73	1,819	2,144
Changes from principal transactions:
Total unit transactions	(1,225)	75	(4,109)	(347)
Increase (decrease) in net assets derived from
principal transactions	(1,225)	75	(4,109)	(347)
Total increase (decrease) in net assets	(822)	148	(2,290)	1,797
Net assets at December 31, 2019	1,969	463	26,836	11,609

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	—	78	52
Total realized gain (loss) on investments
and capital gains distributions	99	(48)	141	1,521
Net unrealized appreciation (depreciation)
of investments	38	35	2,518	(478)
Net increase (decrease) in net assets resulting from operations	146	(13)	2,737	1,095
Changes from principal transactions:
Total unit transactions	(289)	(353)	6,132	(818)
Increase (decrease) in net assets derived from
principal transactions	(289)	(353)	6,132	(818)
Total increase (decrease) in net assets	(143)	(366)	8,869	277
Net assets at December 31, 2020	$1,826	$97	$35,705	$11,886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Net assets at January 1, 2019	$889	$97,554	$9,173	$22,907

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	691	27	(16)
Total realized gain (loss) on investments
and capital gains distributions	80	9,715	419	312
Net unrealized appreciation (depreciation)
of investments	148	15,184	432	2,913
Net increase (decrease) in net assets resulting from operations	236	25,590	878	3,209
Changes from principal transactions:
Total unit transactions	(35)	(1,750)	(7,269)	(3,696)
Increase (decrease) in net assets derived from
principal transactions	(35)	(1,750)	(7,269)	(3,696)
Total increase (decrease) in net assets	201	23,840	(6,391)	(487)
Net assets at December 31, 2019	1,090	121,394	2,782	22,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	862	24	(146)
Total realized gain (loss) on investments
and capital gains distributions	(5)	4,809	77	(123)
Net unrealized appreciation (depreciation)
of investments	84	10,090	(15)	519
Net increase (decrease) in net assets resulting from operations	88	15,761	86	250
Changes from principal transactions:
Total unit transactions	(124)	(9,157)	(917)	(2,490)
Increase (decrease) in net assets derived from
principal transactions	(124)	(9,157)	(917)	(2,490)
Total increase (decrease) in net assets	(36)	6,604	(831)	(2,240)
Net assets at December 31, 2020	$1,054	$127,998	$1,951	$20,180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares
Net assets at January 1, 2019	$412	$9,051	$9,892	$769

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(19)	(9)	9
Total realized gain (loss) on investments
and capital gains distributions	(29)	169	484	99
Net unrealized appreciation (depreciation)
of investments	107	1,908	2,078	97
Net increase (decrease) in net assets resulting from operations	78	2,058	2,553	205
Changes from principal transactions:
Total unit transactions	(313)	(875)	(1,301)	(10)
Increase (decrease) in net assets derived from
principal transactions	(313)	(875)	(1,301)	(10)
Total increase (decrease) in net assets	(235)	1,183	1,252	195
Net assets at December 31, 2019	177	10,234	11,144	964

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(52)	(81)	9
Total realized gain (loss) on investments
and capital gains distributions	(9)	226	374	25
Net unrealized appreciation (depreciation)
of investments	6	297	326	2
Net increase (decrease) in net assets resulting from operations	(3)	471	619	36
Changes from principal transactions:
Total unit transactions	(77)	(1,334)	(934)	66
Increase (decrease) in net assets derived from
principal transactions	(77)	(1,334)	(934)	66
Total increase (decrease) in net assets	(80)	(863)	(315)	102
Net assets at December 31, 2020	$97	$9,371	$10,829	$1,066

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares
Net assets at January 1, 2019	$6,535	$24,939	$188	$11,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	(184)	2	41
Total realized gain (loss) on investments
and capital gains distributions	584	2,191	6	13
Net unrealized appreciation (depreciation)
of investments	927	3,627	48	3,200
Net increase (decrease) in net assets resulting from operations	1,472	5,634	56	3,254
Changes from principal transactions:
Total unit transactions	(356)	(2,501)	25	(497)
Increase (decrease) in net assets derived from
principal transactions	(356)	(2,501)	25	(497)
Total increase (decrease) in net assets	1,116	3,133	81	2,757
Net assets at December 31, 2019	7,651	28,072	269	14,680

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(86)	(310)	2	29
Total realized gain (loss) on investments
and capital gains distributions	780	2,866	(3)	(92)
Net unrealized appreciation (depreciation)
of investments	957	2,962	24	651
Net increase (decrease) in net assets resulting from operations	1,651	5,518	23	588
Changes from principal transactions:
Total unit transactions	1,923	2,346	16	(1,074)
Increase (decrease) in net assets derived from
principal transactions	1,923	2,346	16	(1,074)
Total increase (decrease) in net assets	3,574	7,864	39	(486)
Net assets at December 31, 2020	$11,225	$35,936	$308	$14,194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Bond Fund of America℠ - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio	Capital Income Builder® - Class R-4
Net assets at January 1, 2019	$10,636	$—	$45,323	$4,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	165	—	248	120
Total realized gain (loss) on investments
and capital gains distributions	207	—	3,886	67
Net unrealized appreciation (depreciation)
of investments	397	1	6,012	571
Net increase (decrease) in net assets resulting from operations	769	1	10,146	758
Changes from principal transactions:
Total unit transactions	3,552	7	(2,001)	658
Increase (decrease) in net assets derived from
principal transactions	3,552	7	(2,001)	658
Total increase (decrease) in net assets	4,321	8	8,145	1,416
Net assets at December 31, 2019	14,957	8	53,468	5,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	194	—	251	176
Total realized gain (loss) on investments
and capital gains distributions	1,207	—	3,026	7
Net unrealized appreciation (depreciation)
of investments	378	2	4,034	60
Net increase (decrease) in net assets resulting from operations	1,779	2	7,311	243
Changes from principal transactions:
Total unit transactions	9,198	6	(1,386)	1,429
Increase (decrease) in net assets derived from
principal transactions	9,198	6	(1,386)	1,429
Total increase (decrease) in net assets	10,977	8	5,925	1,672
Net assets at December 31, 2020	$25,934	$16	$59,393	$7,663

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Capital World Growth & Income Fund℠ - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia℠ Acorn® Fund - Class A Shares
Net assets at January 1, 2019	$557	$53	$7,400	$58

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	8	149	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	44	962	(1)
Net unrealized appreciation (depreciation)
of investments	120	2	1,226	15
Net increase (decrease) in net assets resulting from operations	131	54	2,337	13
Changes from principal transactions:
Total unit transactions	(51)	1,256	1,255	(4)
Increase (decrease) in net assets derived from
principal transactions	(51)	1,256	1,255	(4)
Total increase (decrease) in net assets	80	1,310	3,592	9
Net assets at December 31, 2019	637	1,363	10,992	67

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	30	141	(1)
Total realized gain (loss) on investments
and capital gains distributions	6	(71)	(297)	13
Net unrealized appreciation (depreciation)
of investments	70	9	(413)	7
Net increase (decrease) in net assets resulting from operations	80	(32)	(569)	19
Changes from principal transactions:
Total unit transactions	(47)	375	(1,763)	8
Increase (decrease) in net assets derived from
principal transactions	(47)	375	(1,763)	8
Total increase (decrease) in net assets	33	343	(2,332)	27
Net assets at December 31, 2020	$670	$1,706	$8,660	$94

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Columbia℠ Acorn® Fund - Institutional Class	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2019	$5	$7,411	$2	$296

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	(1,797)	—	(16)
Net unrealized appreciation (depreciation)
of investments	1	3,684	1	77
Net increase (decrease) in net assets resulting from operations	2	1,887	1	59
Changes from principal transactions:
Total unit transactions	2	(2,587)	(1)	(245)
Increase (decrease) in net assets derived from
principal transactions	2	(2,587)	(1)	(245)
Total increase (decrease) in net assets	4	(700)	—	(186)
Net assets at December 31, 2019	9	6,711	2	110

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(10)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	(399)	—	(5)
Net unrealized appreciation (depreciation)
of investments	1	628	—	3
Net increase (decrease) in net assets resulting from operations	1	219	—	(3)
Changes from principal transactions:
Total unit transactions	(10)	(654)	1	(47)
Increase (decrease) in net assets derived from
principal transactions	(10)	(654)	1	(47)
Total increase (decrease) in net assets	(9)	(435)	1	(50)
Net assets at December 31, 2020	$—	$6,276	$3	$60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Davis Financial Fund - Class Y	Delaware Small Cap Value Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class	DWS Small Cap Growth Fund - Class S
Net assets at January 1, 2019	$51	$2,656	$11,472	$16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	—	—
Total realized gain (loss) on investments
and capital gains distributions	3	56	587	(1)
Net unrealized appreciation (depreciation)
of investments	10	624	3,568	4
Net increase (decrease) in net assets resulting from operations	13	685	4,155	3
Changes from principal transactions:
Total unit transactions	12	(529)	1,195	2
Increase (decrease) in net assets derived from
principal transactions	12	(529)	1,195	2
Total increase (decrease) in net assets	25	156	5,350	5
Net assets at December 31, 2019	76	2,812	16,822	21

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(4)	(326)	2,212	(3)
Net unrealized appreciation (depreciation)
of investments	(2)	177	14,128	7
Net increase (decrease) in net assets resulting from operations	(6)	(149)	16,340	4
Changes from principal transactions:
Total unit transactions	(7)	(110)	1,142	(1)
Increase (decrease) in net assets derived from
principal transactions	(7)	(110)	1,142	(1)
Total increase (decrease) in net assets	(13)	(259)	17,482	3
Net assets at December 31, 2020	$63	$2,553	$34,304	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	DWS Equity 500 Index Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class
Net assets at January 1, 2019	$646	$2,016	$1,050	$13,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	61	23	226
Total realized gain (loss) on investments
and capital gains distributions	83	47	(1)	661
Net unrealized appreciation (depreciation)
of investments	104	234	67	2,074
Net increase (decrease) in net assets resulting from operations	192	342	89	2,961
Changes from principal transactions:
Total unit transactions	(18)	287	179	1,746
Increase (decrease) in net assets derived from
principal transactions	(18)	287	179	1,746
Total increase (decrease) in net assets	174	629	268	4,707
Net assets at December 31, 2019	820	2,645	1,318	17,780

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	52	30	295
Total realized gain (loss) on investments
and capital gains distributions	171	19	66	(155)
Net unrealized appreciation (depreciation)
of investments	(24)	318	116	937
Net increase (decrease) in net assets resulting from operations	152	389	212	1,077
Changes from principal transactions:
Total unit transactions	113	87	900	1,290
Increase (decrease) in net assets derived from
principal transactions	113	87	900	1,290
Total increase (decrease) in net assets	265	476	1,112	2,367
Net assets at December 31, 2020	$1,085	$3,121	$2,430	$20,147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3
Net assets at January 1, 2019	$126	$156	$2	$3,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	1	22	—	136
Net unrealized appreciation (depreciation)
of investments	22	6	—	606
Net increase (decrease) in net assets resulting from operations	27	28	—	745
Changes from principal transactions:
Total unit transactions	15	(49)	(1)	(1,208)
Increase (decrease) in net assets derived from
principal transactions	15	(49)	(1)	(1,208)
Total increase (decrease) in net assets	42	(21)	(1)	(463)
Net assets at December 31, 2019	168	135	1	2,757

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	—	(15)
Total realized gain (loss) on investments
and capital gains distributions	—	7	—	59
Net unrealized appreciation (depreciation)
of investments	1	5	—	549
Net increase (decrease) in net assets resulting from operations	2	13	—	593
Changes from principal transactions:
Total unit transactions	8	10	—	(203)
Increase (decrease) in net assets derived from
principal transactions	8	10	—	(203)
Total increase (decrease) in net assets	10	23	—	390
Net assets at December 31, 2020	$178	$158	$1	$3,147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-4	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2019	$275,861	$2	$2,475	$1,099,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	695	—	(26)	(6,128)
Total realized gain (loss) on investments
and capital gains distributions	19,073	—	232	160,918
Net unrealized appreciation (depreciation)
of investments	48,100	1	514	162,468
Net increase (decrease) in net assets resulting from operations	67,868	1	720	317,258
Changes from principal transactions:
Total unit transactions	(30,658)	7	385	(124,809)
Increase (decrease) in net assets derived from
principal transactions	(30,658)	7	385	(124,809)
Total increase (decrease) in net assets	37,210	8	1,105	192,449
Net assets at December 31, 2019	313,071	10	3,580	1,291,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,976)	—	(44)	(9,500)
Total realized gain (loss) on investments
and capital gains distributions	15,192	1	772	66,241
Net unrealized appreciation (depreciation)
of investments	55,351	3	(1)	300,569
Net increase (decrease) in net assets resulting from operations	68,567	4	727	357,310
Changes from principal transactions:
Total unit transactions	(24,088)	10	(2,087)	(143,920)
Increase (decrease) in net assets derived from
principal transactions	(24,088)	10	(2,087)	(143,920)
Total increase (decrease) in net assets	44,479	14	(1,360)	213,390
Net assets at December 31, 2020	$357,550	$24	$2,220	$1,504,973

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Net assets at January 1, 2019	$243,084	$14,470	$220,603	$319,689

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,455	93	2,305	(2,597)
Total realized gain (loss) on investments
and capital gains distributions	11,539	672	22,401	44,133
Net unrealized appreciation (depreciation)
of investments	59,139	1,628	29,584	58,967
Net increase (decrease) in net assets resulting from operations	73,133	2,393	54,290	100,503
Changes from principal transactions:
Total unit transactions	2,750	(577)	(24,158)	(32,761)
Increase (decrease) in net assets derived from
principal transactions	2,750	(577)	(24,158)	(32,761)
Total increase (decrease) in net assets	75,883	1,816	30,132	67,742
Net assets at December 31, 2019	318,967	16,286	250,735	387,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,897	49	1,712	(3,911)
Total realized gain (loss) on investments
and capital gains distributions	20,881	173	12,831	63,452
Net unrealized appreciation (depreciation)
of investments	28,366	1,794	(3,624)	99,714
Net increase (decrease) in net assets resulting from operations	51,144	2,016	10,919	159,255
Changes from principal transactions:
Total unit transactions	(21,249)	(1,280)	(20,501)	(17,598)
Increase (decrease) in net assets derived from
principal transactions	(21,249)	(1,280)	(20,501)	(17,598)
Total increase (decrease) in net assets	29,895	736	(9,582)	141,657
Net assets at December 31, 2020	$348,862	$17,022	$241,153	$529,088

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Net assets at January 1, 2019	$7,738	$25,131	$1,325	$274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	336	195	11	(3)
Total realized gain (loss) on investments
and capital gains distributions	(118)	1,972	6	38
Net unrealized appreciation (depreciation)
of investments	839	4,055	248	54
Net increase (decrease) in net assets resulting from operations	1,057	6,222	265	89
Changes from principal transactions:
Total unit transactions	(184)	(2,726)	(491)	(40)
Increase (decrease) in net assets derived from
principal transactions	(184)	(2,726)	(491)	(40)
Total increase (decrease) in net assets	873	3,496	(226)	49
Net assets at December 31, 2019	8,611	28,627	1,099	323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	321	(154)	18	(4)
Total realized gain (loss) on investments
and capital gains distributions	(126)	1,903	(10)	56
Net unrealized appreciation (depreciation)
of investments	(63)	1,888	(74)	50
Net increase (decrease) in net assets resulting from operations	132	3,637	(66)	102
Changes from principal transactions:
Total unit transactions	(4)	(4,391)	(89)	37
Increase (decrease) in net assets derived from
principal transactions	(4)	(4,391)	(89)	37
Total increase (decrease) in net assets	128	(754)	(155)	139
Net assets at December 31, 2020	$8,739	$27,873	$944	$462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Investor Shares
Net assets at January 1, 2019	$12	$278	$95,726	$16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	109	—
Total realized gain (loss) on investments
and capital gains distributions	—	58	16,813	9
Net unrealized appreciation (depreciation)
of investments	1	30	6,205	(1)
Net increase (decrease) in net assets resulting from operations	1	85	23,127	8
Changes from principal transactions:
Total unit transactions	3	(1)	(8,318)	16
Increase (decrease) in net assets derived from
principal transactions	3	(1)	(8,318)	16
Total increase (decrease) in net assets	4	84	14,809	24
Net assets at December 31, 2019	16	362	110,535	40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(2)	510	(1)
Total realized gain (loss) on investments
and capital gains distributions	(11)	30	(1,125)	17
Net unrealized appreciation (depreciation)
of investments	8	66	3,767	11
Net increase (decrease) in net assets resulting from operations	(2)	94	3,152	27
Changes from principal transactions:
Total unit transactions	8	(202)	(7,757)	40
Increase (decrease) in net assets derived from
principal transactions	8	(202)	(7,757)	40
Total increase (decrease) in net assets	6	(108)	(4,605)	67
Net assets at December 31, 2020	$22	$254	$105,930	$107

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4
Net assets at January 1, 2019	$9,942	$402,267	$—	$7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(1,326)	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,057	54,858	—	—
Net unrealized appreciation (depreciation)
of investments	1,272	50,669	—	2
Net increase (decrease) in net assets resulting from operations	2,296	104,201	—	2
Changes from principal transactions:
Total unit transactions	(4,033)	(40,019)	—	—
Increase (decrease) in net assets derived from
principal transactions	(4,033)	(40,019)	—	—
Total increase (decrease) in net assets	(1,737)	64,182	—	2
Net assets at December 31, 2019	8,205	466,449	—	9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(57)	(3,533)	—	—
Total realized gain (loss) on investments
and capital gains distributions	690	53,715	—	—
Net unrealized appreciation (depreciation)
of investments	2,027	111,103	—	—
Net increase (decrease) in net assets resulting from operations	2,660	161,285	—	—
Changes from principal transactions:
Total unit transactions	(846)	(41,641)	—	(5)
Increase (decrease) in net assets derived from
principal transactions	(846)	(41,641)	—	(5)
Total increase (decrease) in net assets	1,814	119,644	—	(5)
Net assets at December 31, 2020	$10,019	$586,093	$—	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares
Net assets at January 1, 2019	$1,479	$907	$12,191	$147

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	20	(172)	1
Total realized gain (loss) on investments
and capital gains distributions	(45)	48	2,408	9
Net unrealized appreciation (depreciation)
of investments	387	78	3,917	19
Net increase (decrease) in net assets resulting from operations	344	146	6,153	29
Changes from principal transactions:
Total unit transactions	(167)	(223)	3,420	(19)
Increase (decrease) in net assets derived from
principal transactions	(167)	(223)	3,420	(19)
Total increase (decrease) in net assets	177	(77)	9,573	10
Net assets at December 31, 2019	1,656	830	21,764	157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	17	(267)	2
Total realized gain (loss) on investments
and capital gains distributions	(12)	3	3,459	3
Net unrealized appreciation (depreciation)
of investments	417	8	5,456	16
Net increase (decrease) in net assets resulting from operations	396	28	8,648	21
Changes from principal transactions:
Total unit transactions	334	(110)	3,186	(1)
Increase (decrease) in net assets derived from
principal transactions	334	(110)	3,186	(1)
Total increase (decrease) in net assets	730	(82)	11,834	20
Net assets at December 31, 2020	$2,386	$748	$33,598	$177
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares
Net assets at January 1, 2019	$263	$13	$66	$66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	28	—	6	14
Net unrealized appreciation (depreciation)
of investments	63	1	13	5
Net increase (decrease) in net assets resulting from operations	88	1	19	18
Changes from principal transactions:
Total unit transactions	(7)	(1)	(1)	(20)
Increase (decrease) in net assets derived from
principal transactions	(7)	(1)	(1)	(20)
Total increase (decrease) in net assets	81	—	18	(2)
Net assets at December 31, 2019	344	13	84	64

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	—	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	42	—	12	7
Net unrealized appreciation (depreciation)
of investments	12	1	(1)	14
Net increase (decrease) in net assets resulting from operations	50	1	11	20
Changes from principal transactions:
Total unit transactions	(38)	—	(17)	(1)
Increase (decrease) in net assets derived from
principal transactions	(38)	—	(17)	(1)
Total increase (decrease) in net assets	12	1	(6)	19
Net assets at December 31, 2020	$356	$14	$78	$83

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Government Bond Fund - Class I Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Net assets at January 1, 2019	$1,490	$1,305	$736	$429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	36	8	(2)
Total realized gain (loss) on investments
and capital gains distributions	72	61	(9)	25
Net unrealized appreciation (depreciation)
of investments	397	(10)	149	62
Net increase (decrease) in net assets resulting from operations	491	87	148	85
Changes from principal transactions:
Total unit transactions	1,473	1,882	102	(114)
Increase (decrease) in net assets derived from
principal transactions	1,473	1,882	102	(114)
Total increase (decrease) in net assets	1,964	1,969	250	(29)
Net assets at December 31, 2019	3,454	3,274	986	400

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	48	(2)	(2)
Total realized gain (loss) on investments
and capital gains distributions	136	144	(26)	51
Net unrealized appreciation (depreciation)
of investments	680	29	153	19
Net increase (decrease) in net assets resulting from operations	890	221	125	68
Changes from principal transactions:
Total unit transactions	4,960	3,064	62	(4)
Increase (decrease) in net assets derived from
principal transactions	4,960	3,064	62	(4)
Total increase (decrease) in net assets	5,850	3,285	187	64
Net assets at December 31, 2020	$9,304	$6,559	$1,173	$464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Net assets at January 1, 2019	$26	$10,075	$415	$108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(90)	6	(1)
Total realized gain (loss) on investments
and capital gains distributions	4	310	(3)	26
Net unrealized appreciation (depreciation)
of investments	5	2,075	8	7
Net increase (decrease) in net assets resulting from operations	9	2,295	11	32
Changes from principal transactions:
Total unit transactions	4	(1,243)	39	(22)
Increase (decrease) in net assets derived from
principal transactions	4	(1,243)	39	(22)
Total increase (decrease) in net assets	13	1,052	50	10
Net assets at December 31, 2019	39	11,127	465	118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(62)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	(71)	9	21
Net unrealized appreciation (depreciation)
of investments	7	57	7	53
Net increase (decrease) in net assets resulting from operations	9	(76)	17	73
Changes from principal transactions:
Total unit transactions	6	(1,094)	647	38
Increase (decrease) in net assets derived from
principal transactions	6	(1,094)	647	38
Total increase (decrease) in net assets	15	(1,170)	664	111
Net assets at December 31, 2020	$54	$9,957	$1,129	$229

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A
Net assets at January 1, 2019	$18	$5,944	$790	$820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	170	1	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	(32)	60	(166)
Net unrealized appreciation (depreciation)
of investments	1	137	113	293
Net increase (decrease) in net assets resulting from operations	2	275	174	124
Changes from principal transactions:
Total unit transactions	—	944	(14)	(596)
Increase (decrease) in net assets derived from
principal transactions	—	944	(14)	(596)
Total increase (decrease) in net assets	2	1,219	160	(472)
Net assets at December 31, 2019	20	7,163	950	348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	142	2	1
Total realized gain (loss) on investments
and capital gains distributions	1	(32)	(17)	(52)
Net unrealized appreciation (depreciation)
of investments	—	30	(131)	35
Net increase (decrease) in net assets resulting from operations	1	140	(146)	(16)
Changes from principal transactions:
Total unit transactions	6	1,289	(313)	(77)
Increase (decrease) in net assets derived from
principal transactions	6	1,289	(313)	(77)
Total increase (decrease) in net assets	7	1,429	(459)	(93)
Net assets at December 31, 2020	$27	$8,592	$491	$255

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Mainstay Winslow Large Cap Growth Fund - Class R3
Net assets at January 1, 2019	$204	$61,697	$—	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(51)	—	—
Total realized gain (loss) on investments
and capital gains distributions	7	5,392	—	—
Net unrealized appreciation (depreciation)
of investments	26	7,416	—	—
Net increase (decrease) in net assets resulting from operations	34	12,757	—	—
Changes from principal transactions:
Total unit transactions	(110)	(6,056)	—	1
Increase (decrease) in net assets derived from
principal transactions	(110)	(6,056)	—	1
Total increase (decrease) in net assets	(76)	6,701	—	1
Net assets at December 31, 2019	128	68,398	—	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	60	10	—
Total realized gain (loss) on investments
and capital gains distributions	—	3,880	(21)	—
Net unrealized appreciation (depreciation)
of investments	2	(3,896)	(88)	—
Net increase (decrease) in net assets resulting from operations	3	44	(99)	—
Changes from principal transactions:
Total unit transactions	5	(6,757)	730	(3)
Increase (decrease) in net assets derived from
principal transactions	5	(6,757)	730	(3)
Total increase (decrease) in net assets	8	(6,713)	631	(3)
Net assets at December 31, 2020	$136	$61,685	$631	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® International Intrinsic Value Fund - Class R3
Net assets at January 1, 2019	$77	$20,298	$21,058	$647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	643	399	(1)
Total realized gain (loss) on investments
and capital gains distributions	9	215	160	40
Net unrealized appreciation (depreciation)
of investments	21	1,096	1,186	143
Net increase (decrease) in net assets resulting from operations	29	1,954	1,745	182
Changes from principal transactions:
Total unit transactions	(2)	3,371	2,074	305
Increase (decrease) in net assets derived from
principal transactions	(2)	3,371	2,074	305
Total increase (decrease) in net assets	27	5,325	3,819	487
Net assets at December 31, 2019	104	25,623	24,877	1,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	505	178	(10)
Total realized gain (loss) on investments
and capital gains distributions	22	1,561	1,542	220
Net unrealized appreciation (depreciation)
of investments	7	395	234	(18)
Net increase (decrease) in net assets resulting from operations	28	2,461	1,954	192
Changes from principal transactions:
Total unit transactions	10	4,243	526	(652)
Increase (decrease) in net assets derived from
principal transactions	10	4,243	526	(652)
Total increase (decrease) in net assets	38	6,704	2,480	(460)
Net assets at December 31, 2020	$142	$32,327	$27,357	$674

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	MFS® New Discovery Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares
Net assets at January 1, 2019	$116	$373	$2,662	$12,231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(4)	27	(67)
Total realized gain (loss) on investments
and capital gains distributions	15	30	327	953
Net unrealized appreciation (depreciation)
of investments	48	82	361	2,005
Net increase (decrease) in net assets resulting from operations	61	108	715	2,891
Changes from principal transactions:
Total unit transactions	120	30	367	(914)
Increase (decrease) in net assets derived from
principal transactions	120	30	367	(914)
Total increase (decrease) in net assets	181	138	1,082	1,977
Net assets at December 31, 2019	297	511	3,744	14,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(5)	40	(71)
Total realized gain (loss) on investments
and capital gains distributions	58	28	318	736
Net unrealized appreciation (depreciation)
of investments	105	100	543	1,725
Net increase (decrease) in net assets resulting from operations	159	123	901	2,390
Changes from principal transactions:
Total unit transactions	117	5	697	(708)
Increase (decrease) in net assets derived from
principal transactions	117	5	697	(708)
Total increase (decrease) in net assets	276	128	1,598	1,682
Net assets at December 31, 2020	$573	$639	$5,342	$15,890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I
Net assets at January 1, 2019	$1,712	$177,548	$1,095	$1,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	531	2	28
Total realized gain (loss) on investments
and capital gains distributions	194	10,816	51	116
Net unrealized appreciation (depreciation)
of investments	209	41,261	138	355
Net increase (decrease) in net assets resulting from operations	404	52,608	191	499
Changes from principal transactions:
Total unit transactions	(890)	8,859	(516)	44
Increase (decrease) in net assets derived from
principal transactions	(890)	8,859	(516)	44
Total increase (decrease) in net assets	(486)	61,467	(325)	543
Net assets at December 31, 2019	1,226	239,015	770	2,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(1,737)	(8)	—
Total realized gain (loss) on investments
and capital gains distributions	102	19,053	90	(21)
Net unrealized appreciation (depreciation)
of investments	278	61,950	88	(81)
Net increase (decrease) in net assets resulting from operations	373	79,266	170	(102)
Changes from principal transactions:
Total unit transactions	(51)	9,844	(283)	(344)
Increase (decrease) in net assets derived from
principal transactions	(51)	9,844	(283)	(344)
Total increase (decrease) in net assets	322	89,110	(113)	(446)
Net assets at December 31, 2020	$1,548	$328,125	$657	$1,863

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Parnassus Core Equity Fund℠ - Investor Shares	Pax Sustainable Allocation Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class
Net assets at January 1, 2019	$32,021	$35,911	$1,362	$70,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	201	43	592
Total realized gain (loss) on investments
and capital gains distributions	3,440	3,055	(73)	(1,582)
Net unrealized appreciation (depreciation)
of investments	5,688	3,564	183	6,144
Net increase (decrease) in net assets resulting from operations	9,124	6,820	153	5,154
Changes from principal transactions:
Total unit transactions	(1,484)	(2,379)	46	(4,077)
Increase (decrease) in net assets derived from
principal transactions	(1,484)	(2,379)	46	(4,077)
Total increase (decrease) in net assets	7,640	4,441	199	1,077
Net assets at December 31, 2019	39,661	40,352	1,561	71,157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	13	9	472
Total realized gain (loss) on investments
and capital gains distributions	3,172	1,001	(120)	(1,064)
Net unrealized appreciation (depreciation)
of investments	5,011	4,813	159	8,313
Net increase (decrease) in net assets resulting from operations	8,129	5,827	48	7,721
Changes from principal transactions:
Total unit transactions	(370)	(1,485)	143	503
Increase (decrease) in net assets derived from
principal transactions	(370)	(1,485)	143	503
Total increase (decrease) in net assets	7,759	4,342	191	8,224
Net assets at December 31, 2020	$47,420	$44,694	$1,752	$79,381

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I
Net assets at January 1, 2019	$11,896	$722	$562	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	148	33	13	—
Total realized gain (loss) on investments
and capital gains distributions	278	(4)	—	—
Net unrealized appreciation (depreciation)
of investments	2,189	65	41	—
Net increase (decrease) in net assets resulting from operations	2,615	94	54	—
Changes from principal transactions:
Total unit transactions	(3,313)	(36)	67	5
Increase (decrease) in net assets derived from
principal transactions	(3,313)	(36)	67	5
Total increase (decrease) in net assets	(698)	58	121	5
Net assets at December 31, 2019	11,198	780	683	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	75	21	22	—
Total realized gain (loss) on investments
and capital gains distributions	(125)	(71)	9	—
Net unrealized appreciation (depreciation)
of investments	(801)	(4)	22	—
Net increase (decrease) in net assets resulting from operations	(851)	(54)	53	—
Changes from principal transactions:
Total unit transactions	(5,837)	(303)	102	—
Increase (decrease) in net assets derived from
principal transactions	(5,837)	(303)	102	—
Total increase (decrease) in net assets	(6,688)	(357)	155	—
Net assets at December 31, 2020	$4,510	$423	$838	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Royce Total Return Fund - Service Class
Net assets at January 1, 2019	$14,827	$128	$8,331	$3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	591	1	84	—
Total realized gain (loss) on investments
and capital gains distributions	(351)	10	345	—
Net unrealized appreciation (depreciation)
of investments	1,649	23	1,998	—
Net increase (decrease) in net assets resulting from operations	1,889	34	2,427	—
Changes from principal transactions:
Total unit transactions	(1,385)	14	401	3
Increase (decrease) in net assets derived from
principal transactions	(1,385)	14	401	3
Total increase (decrease) in net assets	504	48	2,828	3
Net assets at December 31, 2019	15,331	176	11,159	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	624	1	89	—
Total realized gain (loss) on investments
and capital gains distributions	(334)	5	(289)	1
Net unrealized appreciation (depreciation)
of investments	(184)	(4)	637	(1)
Net increase (decrease) in net assets resulting from operations	106	2	437	—
Changes from principal transactions:
Total unit transactions	(1,001)	(21)	(1,345)	4
Increase (decrease) in net assets derived from
principal transactions	(1,001)	(21)	(1,345)	4
Total increase (decrease) in net assets	(895)	(19)	(908)	4
Net assets at December 31, 2020	$14,436	$157	$10,251	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class
Net assets at January 1, 2019	$4,894	$20,382	$30,175	$788

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(239)	166	—
Total realized gain (loss) on investments
and capital gains distributions	425	1,313	2,461	(33)
Net unrealized appreciation (depreciation)
of investments	812	5,010	6,321	124
Net increase (decrease) in net assets resulting from operations	1,249	6,084	8,948	91
Changes from principal transactions:
Total unit transactions	(21)	886	3,356	(652)
Increase (decrease) in net assets derived from
principal transactions	(21)	886	3,356	(652)
Total increase (decrease) in net assets	1,228	6,970	12,304	(561)
Net assets at December 31, 2019	6,122	27,352	42,479	227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(281)	—	—
Total realized gain (loss) on investments
and capital gains distributions	(33)	1,436	1,607	5
Net unrealized appreciation (depreciation)
of investments	149	8,718	15,984	15
Net increase (decrease) in net assets resulting from operations	125	9,873	17,591	20
Changes from principal transactions:
Total unit transactions	(1,211)	436	3,398	(8)
Increase (decrease) in net assets derived from
principal transactions	(1,211)	436	3,398	(8)
Total increase (decrease) in net assets	(1,086)	10,309	20,989	12
Net assets at December 31, 2020	$5,036	$37,661	$63,468	$239

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Net assets at January 1, 2019	$399	$6,183	$423	$24,501

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	204	8	1,352
Total realized gain (loss) on investments
and capital gains distributions	1	(52)	(8)	(823)
Net unrealized appreciation (depreciation)
of investments	96	253	33	(407)
Net increase (decrease) in net assets resulting from operations	99	405	33	122
Changes from principal transactions:
Total unit transactions	14	1,086	(104)	(2,093)
Increase (decrease) in net assets derived from
principal transactions	14	1,086	(104)	(2,093)
Total increase (decrease) in net assets	113	1,491	(71)	(1,971)
Net assets at December 31, 2019	512	7,674	352	22,530

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	147	3	881
Total realized gain (loss) on investments
and capital gains distributions	8	123	(1)	(1,211)
Net unrealized appreciation (depreciation)
of investments	23	304	(3)	(707)
Net increase (decrease) in net assets resulting from operations	30	574	(1)	(1,037)
Changes from principal transactions:
Total unit transactions	(61)	4,577	9	(2,428)
Increase (decrease) in net assets derived from
principal transactions	(61)	4,577	9	(2,428)
Total increase (decrease) in net assets	(31)	5,151	8	(3,465)
Net assets at December 31, 2020	$481	$12,825	$360	$19,065

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares
Net assets at January 1, 2019	$118,332	$42	$12,022	$13,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,422	1	276	(159)
Total realized gain (loss) on investments
and capital gains distributions	(3,455)	5	944	218
Net unrealized appreciation (depreciation)
of investments	(2,037)	3	2,128	5,349
Net increase (decrease) in net assets resulting from operations	(70)	9	3,348	5,408
Changes from principal transactions:
Total unit transactions	(15,107)	4	1,879	218
Increase (decrease) in net assets derived from
principal transactions	(15,107)	4	1,879	218
Total increase (decrease) in net assets	(15,177)	13	5,227	5,626
Net assets at December 31, 2019	103,155	55	17,249	18,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,254	1	306	(101)
Total realized gain (loss) on investments
and capital gains distributions	(3,985)	(3)	217	8,424
Net unrealized appreciation (depreciation)
of investments	(4,571)	(2)	361	(4,083)
Net increase (decrease) in net assets resulting from operations	(5,302)	(4)	884	4,240
Changes from principal transactions:
Total unit transactions	(12,090)	6	1,258	(23,141)
Increase (decrease) in net assets derived from
principal transactions	(12,090)	6	1,258	(23,141)
Total increase (decrease) in net assets	(17,392)	2	2,142	(18,901)
Net assets at December 31, 2020	$85,763	$57	19,391	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Diversified Value Portfolio
Net assets at January 1, 2019	$—	$—	$—	$112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	3
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	17
Net unrealized appreciation (depreciation)
of investments	—	—	1	5
Net increase (decrease) in net assets resulting from operations	—	1	1	25
Changes from principal transactions:
Total unit transactions	—	156	14	(25)
Increase (decrease) in net assets derived from
principal transactions	—	156	14	(25)
Total increase (decrease) in net assets	—	157	15	—
Net assets at December 31, 2019	—	157	15	112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(128)	3	2	2
Total realized gain (loss) on investments
and capital gains distributions	491	8	—	18
Net unrealized appreciation (depreciation)
of investments	531	2	11	(8)
Net increase (decrease) in net assets resulting from operations	894	13	13	12
Changes from principal transactions:
Total unit transactions	21,141	(41)	59	1
Increase (decrease) in net assets derived from
principal transactions	21,141	(41)	59	1
Total increase (decrease) in net assets	22,035	(28)	72	13
Net assets at December 31, 2020	$22,035	$129	$87	$125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Net assets at January 1, 2019	$169	$47	$435	$4,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1)	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	12	7	(66)	363
Net unrealized appreciation (depreciation)
of investments	23	6	149	860
Net increase (decrease) in net assets resulting from operations	38	12	81	1,224
Changes from principal transactions:
Total unit transactions	(26)	(3)	(227)	1,082
Increase (decrease) in net assets derived from
principal transactions	(26)	(3)	(227)	1,082
Total increase (decrease) in net assets	12	9	(146)	2,306
Net assets at December 31, 2019	181	56	289	6,605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1)	(3)	9
Total realized gain (loss) on investments
and capital gains distributions	6	5	(22)	329
Net unrealized appreciation (depreciation)
of investments	(3)	8	(6)	227
Net increase (decrease) in net assets resulting from operations	6	12	(31)	565
Changes from principal transactions:
Total unit transactions	11	4	(223)	694
Increase (decrease) in net assets derived from
principal transactions	11	4	(223)	694
Total increase (decrease) in net assets	17	16	(254)	1,259
Net assets at December 31, 2020	$198	$72	$35	$7,864

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A
Net assets at January 1, 2019	$8	$208,684	$60	$678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,871	1	17
Total realized gain (loss) on investments
and capital gains distributions	—	14,201	2	(78)
Net unrealized appreciation (depreciation)
of investments	2	18,495	12	235
Net increase (decrease) in net assets resulting from operations	2	35,567	15	174
Changes from principal transactions:
Total unit transactions	(2)	(22,823)	(17)	(125)
Increase (decrease) in net assets derived from
principal transactions	(2)	(22,823)	(17)	(125)
Total increase (decrease) in net assets	—	12,744	(2)	49
Net assets at December 31, 2019	8	221,428	58	727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,751	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	11,357	—	(83)
Net unrealized appreciation (depreciation)
of investments	—	4,942	1	126
Net increase (decrease) in net assets resulting from operations	—	19,050	2	42
Changes from principal transactions:
Total unit transactions	1	(19,570)	7	(769)
Increase (decrease) in net assets derived from
principal transactions	1	(19,570)	7	(769)
Total increase (decrease) in net assets	1	(520)	9	(727)
Net assets at December 31, 2020	$9	$220,908	$67	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2019	$2,318	$2,539	$836	$404,454

Increase (decrease) in net assets
Operations:
Net investment income (loss)	132	45	22	10,269
Total realized gain (loss) on investments
and capital gains distributions	(23)	(19)	5	1,471
Net unrealized appreciation (depreciation)
of investments	37	85	46	22,731
Net increase (decrease) in net assets resulting from operations	146	111	73	34,471
Changes from principal transactions:
Total unit transactions	1,107	(178)	(53)	(13,378)
Increase (decrease) in net assets derived from
principal transactions	1,107	(178)	(53)	(13,378)
Total increase (decrease) in net assets	1,253	(67)	20	21,093
Net assets at December 31, 2019	3,571	2,472	856	425,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	43	21	11,958
Total realized gain (loss) on investments
and capital gains distributions	(116)	4	8	11,249
Net unrealized appreciation (depreciation)
of investments	64	38	2	7,258
Net increase (decrease) in net assets resulting from operations	(27)	85	31	30,465
Changes from principal transactions:
Total unit transactions	(2,955)	1,172	(69)	29,071
Increase (decrease) in net assets derived from
principal transactions	(2,955)	1,172	(69)	29,071
Total increase (decrease) in net assets	(2,982)	1,257	(38)	59,536
Net assets at December 31, 2020	$589	$3,729	$818	$485,083
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Net assets at January 1, 2019	$2,103	$1,944	$41	$35,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	56	1	2,873
Total realized gain (loss) on investments
and capital gains distributions	(1)	123	(1)	(578)
Net unrealized appreciation (depreciation)
of investments	127	166	5	4,705
Net increase (decrease) in net assets resulting from operations	185	345	5	7,000
Changes from principal transactions:
Total unit transactions	(97)	126	(18)	62,878
Increase (decrease) in net assets derived from
principal transactions	(97)	126	(18)	62,878
Total increase (decrease) in net assets	88	471	(13)	69,878
Net assets at December 31, 2019	2,191	2,415	28	105,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	68	1	4,676
Total realized gain (loss) on investments
and capital gains distributions	54	127	—	(1,010)
Net unrealized appreciation (depreciation)
of investments	32	336	—	714
Net increase (decrease) in net assets resulting from operations	147	531	1	4,380
Changes from principal transactions:
Total unit transactions	(220)	2,035	(6)	(7,975)
Increase (decrease) in net assets derived from
principal transactions	(220)	2,035	(6)	(7,975)
Total increase (decrease) in net assets	(73)	2,566	(5)	(3,595)
Net assets at December 31, 2020	$2,118	$4,981	$23	$101,601

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2019	$19,881	$78	$483,586	$12,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	592	—	(1,173)	(18)
Total realized gain (loss) on investments
and capital gains distributions	(596)	14	98,080	1,167
Net unrealized appreciation (depreciation)
of investments	2,094	9	51,450	1,194
Net increase (decrease) in net assets resulting from operations	2,090	23	148,357	2,343
Changes from principal transactions:
Total unit transactions	(21,562)	(18)	(33,429)	(9,107)
Increase (decrease) in net assets derived from
principal transactions	(21,562)	(18)	(33,429)	(9,107)
Total increase (decrease) in net assets	(19,472)	5	114,928	(6,764)
Net assets at December 31, 2019	409	83	598,514	5,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	—	(2,294)	(31)
Total realized gain (loss) on investments
and capital gains distributions	(3)	11	75,310	667
Net unrealized appreciation (depreciation)
of investments	5	12	93,750	1,089
Net increase (decrease) in net assets resulting from operations	21	23	166,766	1,725
Changes from principal transactions:
Total unit transactions	(64)	(10)	(56,682)	(217)
Increase (decrease) in net assets derived from
principal transactions	(64)	(10)	(56,682)	(217)
Total increase (decrease) in net assets	(43)	13	110,084	1,508
Net assets at December 31, 2020	$366	$96	$708,598	$7,438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net assets at January 1, 2019	$15	$267,860	$1,241	$15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,252	14	—
Total realized gain (loss) on investments
and capital gains distributions	1	28,471	91	—
Net unrealized appreciation (depreciation)
of investments	2	29,787	179	—
Net increase (decrease) in net assets resulting from operations	3	61,510	284	—
Changes from principal transactions:
Total unit transactions	(2)	(25,681)	(294)	(10)
Increase (decrease) in net assets derived from
principal transactions	(2)	(25,681)	(294)	(10)
Total increase (decrease) in net assets	1	35,829	(10)	(10)
Net assets at December 31, 2019	16	303,689	1,231	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,360	17	—
Total realized gain (loss) on investments
and capital gains distributions	1	23,361	95	—
Net unrealized appreciation (depreciation)
of investments	(1)	(15,565)	(47)	—
Net increase (decrease) in net assets resulting from operations	—	11,156	65	—
Changes from principal transactions:
Total unit transactions	(1)	(30,946)	42	—
Increase (decrease) in net assets derived from
principal transactions	(1)	(30,946)	42	—
Total increase (decrease) in net assets	(1)	(19,790)	107	—
Net assets at December 31, 2020	$15	$283,899	$1,338	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Net assets at January 1, 2019	$28,279	$20	$64,343	$35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	388	—	1,462	1
Total realized gain (loss) on investments
and capital gains distributions	2,050	—	1,300	—
Net unrealized appreciation (depreciation)
of investments	6,427	1	12,144	9
Net increase (decrease) in net assets resulting from operations	8,865	1	14,906	10
Changes from principal transactions:
Total unit transactions	2,165	(9)	(4,657)	(1)
Increase (decrease) in net assets derived from
principal transactions	2,165	(9)	(4,657)	(1)
Total increase (decrease) in net assets	11,030	(8)	10,249	9
Net assets at December 31, 2019	39,309	12	74,592	44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	523	—	3,110	1
Total realized gain (loss) on investments
and capital gains distributions	3,568	—	3,570	3
Net unrealized appreciation (depreciation)
of investments	2,720	1	(11,986)	(7)
Net increase (decrease) in net assets resulting from operations	6,811	1	(5,306)	(3)
Changes from principal transactions:
Total unit transactions	(3,820)	(2)	(8,408)	(5)
Increase (decrease) in net assets derived from
principal transactions	(3,820)	(2)	(8,408)	(5)
Total increase (decrease) in net assets	2,991	(1)	(13,714)	(8)
Net assets at December 31, 2020	$42,300	$11	$60,878	$36

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2019	$1,419	$37,743	$27,328	$26,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	488	651	404
Total realized gain (loss) on investments
and capital gains distributions	82	1,797	1,534	1,609
Net unrealized appreciation (depreciation)
of investments	268	7,595	4,130	3,817
Net increase (decrease) in net assets resulting from operations	371	9,880	6,315	5,830
Changes from principal transactions:
Total unit transactions	(234)	(2,999)	(4,635)	(3,717)
Increase (decrease) in net assets derived from
principal transactions	(234)	(2,999)	(4,635)	(3,717)
Total increase (decrease) in net assets	137	6,881	1,680	2,113
Net assets at December 31, 2019	1,556	44,624	29,008	28,186

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	537	529	285
Total realized gain (loss) on investments
and capital gains distributions	143	4,606	227	38
Net unrealized appreciation (depreciation)
of investments	(293)	(8,815)	151	(158)
Net increase (decrease) in net assets resulting from operations	(128)	(3,672)	907	165
Changes from principal transactions:
Total unit transactions	(185)	(5,523)	60	(2,506)
Increase (decrease) in net assets derived from
principal transactions	(185)	(5,523)	60	(2,506)
Total increase (decrease) in net assets	(313)	(9,195)	967	(2,341)
Net assets at December 31, 2020	$1,243	$35,429	$29,975	$25,845

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net assets at January 1, 2019	$151	$11,355	$20,389	$24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(133)	(233)	—
Total realized gain (loss) on investments
and capital gains distributions	12	961	1,568	—
Net unrealized appreciation (depreciation)
of investments	35	2,560	4,768	6
Net increase (decrease) in net assets resulting from operations	46	3,388	6,103	6
Changes from principal transactions:
Total unit transactions	(7)	(446)	(397)	(27)
Increase (decrease) in net assets derived from
principal transactions	(7)	(446)	(397)	(27)
Total increase (decrease) in net assets	39	2,942	5,706	(21)
Net assets at December 31, 2019	190	14,297	26,095	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(79)	(173)	—
Total realized gain (loss) on investments
and capital gains distributions	51	1,510	3,281	—
Net unrealized appreciation (depreciation)
of investments	(5)	2,900	4,892	1
Net increase (decrease) in net assets resulting from operations	45	4,331	8,000	1
Changes from principal transactions:
Total unit transactions	(107)	(216)	(1,112)	(1)
Increase (decrease) in net assets derived from
principal transactions	(107)	(216)	(1,112)	(1)
Total increase (decrease) in net assets	(62)	4,115	6,888	—
Net assets at December 31, 2020	$128	$18,412	$32,983	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net assets at January 1, 2019	$41,715	$30,497	$—	$298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	338	(113)	—	3
Total realized gain (loss) on investments
and capital gains distributions	11,817	9,118	—	18
Net unrealized appreciation (depreciation)
of investments	(1,383)	(1,264)	—	48
Net increase (decrease) in net assets resulting from operations	10,772	7,741	—	69
Changes from principal transactions:
Total unit transactions	(1,783)	810	1	(4)
Increase (decrease) in net assets derived from
principal transactions	(1,783)	810	1	(4)
Total increase (decrease) in net assets	8,989	8,551	1	65
Net assets at December 31, 2019	50,704	39,048	1	363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(202)	(334)	—	4
Total realized gain (loss) on investments
and capital gains distributions	(2,141)	(1,997)	—	33
Net unrealized appreciation (depreciation)
of investments	9,777	7,491	—	31
Net increase (decrease) in net assets resulting from operations	7,434	5,160	—	68
Changes from principal transactions:
Total unit transactions	(1,166)	(2,802)	(1)	40
Increase (decrease) in net assets derived from
principal transactions	(1,166)	(2,802)	(1)	40
Total increase (decrease) in net assets	6,268	2,358	(1)	108
Net assets at December 31, 2020	$56,972	$41,406	$—	$471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net assets at January 1, 2019	$326,569	$806,219	$803	$90,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,193	5,293	17	1,728
Total realized gain (loss) on investments
and capital gains distributions	22,565	56,781	210	25,777
Net unrealized appreciation (depreciation)
of investments	53,272	127,178	(26)	(5,327)
Net increase (decrease) in net assets resulting from operations	81,030	189,252	201	22,178
Changes from principal transactions:
Total unit transactions	23,938	35,319	(62)	(6,807)
Increase (decrease) in net assets derived from
principal transactions	23,938	35,319	(62)	(6,807)
Total increase (decrease) in net assets	104,968	224,571	139	15,371
Net assets at December 31, 2019	431,537	1,030,790	942	105,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,984	3,850	27	2,918
Total realized gain (loss) on investments
and capital gains distributions	37,258	99,687	(152)	(4,669)
Net unrealized appreciation (depreciation)
of investments	31,507	66,951	96	924
Net increase (decrease) in net assets resulting from operations	73,749	170,488	(29)	(827)
Changes from principal transactions:
Total unit transactions	(7,302)	(31,522)	(167)	(7,335)
Increase (decrease) in net assets derived from
principal transactions	(7,302)	(31,522)	(167)	(7,335)
Total increase (decrease) in net assets	66,447	138,966	(196)	(8,162)
Net assets at December 31, 2020	$497,984	$1,169,756	$746	$97,378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Net assets at January 1, 2019	$91	$6,957	$237,575	$51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(20)	2,947	3
Total realized gain (loss) on investments
and capital gains distributions	10	636	179	6
Net unrealized appreciation (depreciation)
of investments	12	1,184	—	3
Net increase (decrease) in net assets resulting from operations	22	1,800	3,126	12
Changes from principal transactions:
Total unit transactions	(17)	(299)	7,916	(5)
Increase (decrease) in net assets derived from
principal transactions	(17)	(299)	7,916	(5)
Total increase (decrease) in net assets	5	1,501	11,042	7
Net assets at December 31, 2019	96	8,458	248,617	58

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	120	(1,375)	1
Total realized gain (loss) on investments
and capital gains distributions	3	278	117	(13)
Net unrealized appreciation (depreciation)
of investments	9	639	—	15
Net increase (decrease) in net assets resulting from operations	14	1,037	(1,258)	3
Changes from principal transactions:
Total unit transactions	(2)	(304)	86,780	(61)
Increase (decrease) in net assets derived from
principal transactions	(2)	(304)	86,780	(61)
Total increase (decrease) in net assets	12	733	85,522	(58)
Net assets at December 31, 2020	$108	$9,191	$334,139	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Net assets at January 1, 2019	$260	$1,402	$275	$70,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	18	6	1,366
Total realized gain (loss) on investments
and capital gains distributions	8	(185)	5	564
Net unrealized appreciation (depreciation)
of investments	43	456	9	2,718
Net increase (decrease) in net assets resulting from operations	55	289	20	4,648
Changes from principal transactions:
Total unit transactions	(68)	(330)	9	(5,142)
Increase (decrease) in net assets derived from
principal transactions	(68)	(330)	9	(5,142)
Total increase (decrease) in net assets	(13)	(41)	29	(494)
Net assets at December 31, 2019	247	1,361	304	69,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	13	5	1,363
Total realized gain (loss) on investments
and capital gains distributions	—	(147)	6	(690)
Net unrealized appreciation (depreciation)
of investments	31	305	3	4,815
Net increase (decrease) in net assets resulting from operations	33	171	14	5,488
Changes from principal transactions:
Total unit transactions	(10)	63	(169)	(3,181)
Increase (decrease) in net assets derived from
principal transactions	(10)	63	(169)	(3,181)
Total increase (decrease) in net assets	23	234	(155)	2,307
Net assets at December 31, 2020	$270	$1,595	$149	$72,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Service Class
Net assets at January 1, 2019	$356	$11,069	$2,527	$4,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	84	25	49
Total realized gain (loss) on investments
and capital gains distributions	10	437	170	217
Net unrealized appreciation (depreciation)
of investments	8	1,278	166	560
Net increase (decrease) in net assets resulting from operations	26	1,799	361	826
Changes from principal transactions:
Total unit transactions	121	(646)	(1,029)	913
Increase (decrease) in net assets derived from
principal transactions	121	(646)	(1,029)	913
Total increase (decrease) in net assets	147	1,153	(668)	1,739
Net assets at December 31, 2019	503	12,222	1,859	6,057

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	119	16	89
Total realized gain (loss) on investments
and capital gains distributions	5	1,145	75	273
Net unrealized appreciation (depreciation)
of investments	29	(137)	143	690
Net increase (decrease) in net assets resulting from operations	45	1,127	234	1,052
Changes from principal transactions:
Total unit transactions	106	(6,326)	74	2,980
Increase (decrease) in net assets derived from
principal transactions	106	(6,326)	74	2,980
Total increase (decrease) in net assets	151	(5,199)	308	4,032
Net assets at December 31, 2020	$654	$7,023	$2,167	$10,089

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2019	$14,903	$1,514	$6,123	$13,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	112	14	60	79
Total realized gain (loss) on investments
and capital gains distributions	375	101	275	666
Net unrealized appreciation (depreciation)
of investments	2,611	222	1,092	2,395
Net increase (decrease) in net assets resulting from operations	3,098	337	1,427	3,140
Changes from principal transactions:
Total unit transactions	658	119	1,375	29
Increase (decrease) in net assets derived from
principal transactions	658	119	1,375	29
Total increase (decrease) in net assets	3,756	456	2,802	3,169
Net assets at December 31, 2019	18,659	1,970	8,925	17,160

Increase (decrease) in net assets
Operations:
Net investment income (loss)	180	19	56	137
Total realized gain (loss) on investments
and capital gains distributions	2,213	109	409	2,354
Net unrealized appreciation (depreciation)
of investments	(381)	192	542	(630)
Net increase (decrease) in net assets resulting from operations	2,012	320	1,007	1,861
Changes from principal transactions:
Total unit transactions	(11,147)	281	(1,310)	(11,785)
Increase (decrease) in net assets derived from
principal transactions	(11,147)	281	(1,310)	(11,785)
Total increase (decrease) in net assets	(9,135)	601	(303)	(9,924)
Net assets at December 31, 2020	$9,524	$2,571	$8,622	$7,236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service 2 Class
Net assets at January 1, 2019	$1,856	$3,653	$5,203	$1,152

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	31	22	10
Total realized gain (loss) on investments
and capital gains distributions	148	184	421	83
Net unrealized appreciation (depreciation)
of investments	310	708	782	205
Net increase (decrease) in net assets resulting from operations	479	923	1,225	298
Changes from principal transactions:
Total unit transactions	410	526	731	168
Increase (decrease) in net assets derived from
principal transactions	410	526	731	168
Total increase (decrease) in net assets	889	1,449	1,956	466
Net assets at December 31, 2019	2,745	5,102	7,159	1,618

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	42	54	14
Total realized gain (loss) on investments
and capital gains distributions	146	221	1,019	76
Net unrealized appreciation (depreciation)
of investments	284	621	(90)	219
Net increase (decrease) in net assets resulting from operations	457	884	983	309
Changes from principal transactions:
Total unit transactions	176	818	(4,800)	350
Increase (decrease) in net assets derived from
principal transactions	176	818	(4,800)	350
Total increase (decrease) in net assets	633	1,702	(3,817)	659
Net assets at December 31, 2020	$3,378	$6,804	$3,342	$2,277

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution Income Portfolio - Initial Class
Net assets at January 1, 2019	$2,235	$—	$—	$3,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	—	—	35
Total realized gain (loss) on investments
and capital gains distributions	141	—	—	122
Net unrealized appreciation (depreciation)
of investments	436	—	—	224
Net increase (decrease) in net assets resulting from operations	587	—	—	381
Changes from principal transactions:
Total unit transactions	713	—	—	(739)
Increase (decrease) in net assets derived from
principal transactions	713	—	—	(739)
Total increase (decrease) in net assets	1,300	—	—	(358)
Net assets at December 31, 2019	3,535	—	—	3,374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	—	—	38
Total realized gain (loss) on investments
and capital gains distributions	268	—	—	329
Net unrealized appreciation (depreciation)
of investments	434	—	—	(83)
Net increase (decrease) in net assets resulting from operations	727	—	—	284
Changes from principal transactions:
Total unit transactions	886	4	9	(2,581)
Increase (decrease) in net assets derived from
principal transactions	886	4	9	(2,581)
Total increase (decrease) in net assets	1,613	4	9	(2,297)
Net assets at December 31, 2020	$5,148	$4	$9	$1,077

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net assets at January 1, 2019	$980	$948	$190	$69,069

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	13	2	834
Total realized gain (loss) on investments
and capital gains distributions	31	26	20	6,825
Net unrealized appreciation (depreciation)
of investments	59	76	6	2,704
Net increase (decrease) in net assets resulting from operations	99	115	28	10,363
Changes from principal transactions:
Total unit transactions	(343)	51	(21)	(5,965)
Increase (decrease) in net assets derived from
principal transactions	(343)	51	(21)	(5,965)
Total increase (decrease) in net assets	(244)	166	7	4,398
Net assets at December 31, 2019	736	1,114	197	73,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	10	4	1,719
Total realized gain (loss) on investments
and capital gains distributions	19	59	19	7,323
Net unrealized appreciation (depreciation)
of investments	46	43	(29)	(10,714)
Net increase (decrease) in net assets resulting from operations	70	112	(6)	(1,672)
Changes from principal transactions:
Total unit transactions	(26)	8	(22)	(5,464)
Increase (decrease) in net assets derived from
principal transactions	(26)	8	(22)	(5,464)
Total increase (decrease) in net assets	44	120	(28)	(7,136)
Net assets at December 31, 2020	$780	$1,234	$169	$66,331

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2019	$78	$457	$8,566	$7,854

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	172	88
Total realized gain (loss) on investments
and capital gains distributions	—	31	566	462
Net unrealized appreciation (depreciation)
of investments	9	35	834	660
Net increase (decrease) in net assets resulting from operations	10	73	1,572	1,210
Changes from principal transactions:
Total unit transactions	(29)	(62)	1,061	(2,330)
Increase (decrease) in net assets derived from
principal transactions	(29)	(62)	1,061	(2,330)
Total increase (decrease) in net assets	(19)	11	2,633	(1,120)
Net assets at December 31, 2019	59	468	11,199	6,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	4	188	67
Total realized gain (loss) on investments
and capital gains distributions	2	(2)	516	133
Net unrealized appreciation (depreciation)
of investments	(5)	17	1,116	217
Net increase (decrease) in net assets resulting from operations	(1)	19	1,820	417
Changes from principal transactions:
Total unit transactions	(4)	(200)	1,784	(1,605)
Increase (decrease) in net assets derived from
principal transactions	(4)	(200)	1,784	(1,605)
Total increase (decrease) in net assets	(5)	(181)	3,604	(1,188)
Net assets at December 31, 2020	$54	$287	$14,803	$5,546

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service 2 Class
Net assets at January 1, 2019	$124,074	$401	$7,686	$11,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,810	7	166	141
Total realized gain (loss) on investments
and capital gains distributions	6,731	35	721	406
Net unrealized appreciation (depreciation)
of investments	11,821	41	868	1,613
Net increase (decrease) in net assets resulting from operations	20,362	83	1,755	2,160
Changes from principal transactions:
Total unit transactions	(9,195)	(9)	2,203	(1,986)
Increase (decrease) in net assets derived from
principal transactions	(9,195)	(9)	2,203	(1,986)
Total increase (decrease) in net assets	11,167	74	3,958	174
Net assets at December 31, 2019	135,241	475	11,644	11,338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,563	6	149	97
Total realized gain (loss) on investments
and capital gains distributions	2,987	25	769	495
Net unrealized appreciation (depreciation)
of investments	12,066	17	874	504
Net increase (decrease) in net assets resulting from operations	16,616	48	1,792	1,096
Changes from principal transactions:
Total unit transactions	(5,190)	(147)	1,465	(2,601)
Increase (decrease) in net assets derived from
principal transactions	(5,190)	(147)	1,465	(2,601)
Total increase (decrease) in net assets	11,426	(99)	3,257	(1,505)
Net assets at December 31, 2020	$146,667	$376	$14,901	$9,833

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2019	$134,108	$15	$6,196	$5,179

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,888	—	114	40
Total realized gain (loss) on investments
and capital gains distributions	10,660	2	710	501
Net unrealized appreciation (depreciation)
of investments	14,608	2	697	538
Net increase (decrease) in net assets resulting from operations	27,156	4	1,521	1,079
Changes from principal transactions:
Total unit transactions	(6,454)	(1)	985	(1,244)
Increase (decrease) in net assets derived from
principal transactions	(6,454)	(1)	985	(1,244)
Total increase (decrease) in net assets	20,702	3	2,506	(165)
Net assets at December 31, 2019	154,810	18	8,702	5,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,454	—	95	35
Total realized gain (loss) on investments
and capital gains distributions	6,426	1	389	271
Net unrealized appreciation (depreciation)
of investments	12,769	1	957	250
Net increase (decrease) in net assets resulting from operations	20,649	2	1,441	556
Changes from principal transactions:
Total unit transactions	(4,909)	—	1,002	(1,240)
Increase (decrease) in net assets derived from
principal transactions	(4,909)	—	1,002	(1,240)
Total increase (decrease) in net assets	15,740	2	2,443	(684)
Net assets at December 31, 2020	$170,550	$20	$11,145	$4,330
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Service Class
Net assets at January 1, 2019	$94,948	$2,280	$1,581	$22,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,098	32	8	209
Total realized gain (loss) on investments
and capital gains distributions	7,666	272	208	2,210
Net unrealized appreciation (depreciation)
of investments	12,571	314	145	3,058
Net increase (decrease) in net assets resulting from operations	21,335	618	361	5,477
Changes from principal transactions:
Total unit transactions	(2,359)	1,131	(250)	2,533
Increase (decrease) in net assets derived from
principal transactions	(2,359)	1,131	(250)	2,533
Total increase (decrease) in net assets	18,976	1,749	111	8,010
Net assets at December 31, 2019	113,924	4,029	1,692	30,438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	856	35	4	173
Total realized gain (loss) on investments
and capital gains distributions	4,040	260	(85)	2,156
Net unrealized appreciation (depreciation)
of investments	12,596	590	113	3,349
Net increase (decrease) in net assets resulting from operations	17,492	885	32	5,678
Changes from principal transactions:
Total unit transactions	(4,609)	1,237	(517)	3,450
Increase (decrease) in net assets derived from
principal transactions	(4,609)	1,237	(517)	3,450
Total increase (decrease) in net assets	12,883	2,122	(485)	9,128
Net assets at December 31, 2020	$126,807	$6,151	$1,207	$39,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2065 Portfolio - Service Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net assets at January 1, 2019	$—	$5,049	$785	$7,904

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	61	19	209
Total realized gain (loss) on investments
and capital gains distributions	—	228	18	211
Net unrealized appreciation (depreciation)
of investments	—	600	60	551
Net increase (decrease) in net assets resulting from operations	—	889	97	971
Changes from principal transactions:
Total unit transactions	—	(152)	(27)	(460)
Increase (decrease) in net assets derived from
principal transactions	—	(152)	(27)	(460)
Total increase (decrease) in net assets	—	737	70	511
Net assets at December 31, 2019	—	5,786	855	8,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	58	8	198
Total realized gain (loss) on investments
and capital gains distributions	8	295	33	89
Net unrealized appreciation (depreciation)
of investments	19	372	12	848
Net increase (decrease) in net assets resulting from operations	31	725	53	1,135
Changes from principal transactions:
Total unit transactions	322	90	(447)	2,299
Increase (decrease) in net assets derived from
principal transactions	322	90	(447)	2,299
Total increase (decrease) in net assets	353	815	(394)	3,434
Net assets at December 31, 2020	$353	$6,601	$461	$11,849

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2019	$3,691	$43,388	$6,159	$39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	778	65	—
Total realized gain (loss) on investments
and capital gains distributions	121	1,417	75	4
Net unrealized appreciation (depreciation)
of investments	232	2,683	726	7
Net increase (decrease) in net assets resulting from operations	418	4,878	866	11
Changes from principal transactions:
Total unit transactions	(789)	(9,825)	629	1
Increase (decrease) in net assets derived from
principal transactions	(789)	(9,825)	629	1
Total increase (decrease) in net assets	(371)	(4,947)	1,495	12
Net assets at December 31, 2019	3,320	38,441	7,654	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	581	97	—
Total realized gain (loss) on investments
and capital gains distributions	64	612	161	—
Net unrealized appreciation (depreciation)
of investments	213	2,717	507	1
Net increase (decrease) in net assets resulting from operations	325	3,910	765	1
Changes from principal transactions:
Total unit transactions	(400)	(4,427)	(100)	(17)
Increase (decrease) in net assets derived from
principal transactions	(400)	(4,427)	(100)	(17)
Total increase (decrease) in net assets	(75)	(517)	665	(16)
Net assets at December 31, 2020	$3,245	$37,924	$8,319	$35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2019	$33,150	$57,494	$277	$122,163

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330	269	(1)	(1,315)
Total realized gain (loss) on investments
and capital gains distributions	1,903	3,817	160	70,658
Net unrealized appreciation (depreciation)
of investments	6,903	11,958	(58)	(25,590)
Net increase (decrease) in net assets resulting from operations	9,136	16,044	101	43,753
Changes from principal transactions:
Total unit transactions	(7,642)	(5,712)	(27)	(9,833)
Increase (decrease) in net assets derived from
principal transactions	(7,642)	(5,712)	(27)	(9,833)
Total increase (decrease) in net assets	1,494	10,332	74	33,920
Net assets at December 31, 2019	34,644	67,826	351	156,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	355	362	(1)	(1,365)
Total realized gain (loss) on investments
and capital gains distributions	(473)	(2,145)	(60)	(1,978)
Net unrealized appreciation (depreciation)
of investments	952	2,608	167	48,317
Net increase (decrease) in net assets resulting from operations	834	825	106	44,974
Changes from principal transactions:
Total unit transactions	(2,000)	(6,525)	(80)	(17,187)
Increase (decrease) in net assets derived from
principal transactions	(2,000)	(6,525)	(80)	(17,187)
Total increase (decrease) in net assets	(1,166)	(5,700)	26	27,787
Net assets at December 31, 2020	$33,478	$62,126	$377	$183,870

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net assets at January 1, 2019	$11,187	$125	$5,486	$228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	99	—	(31)	4
Total realized gain (loss) on investments
and capital gains distributions	4,232	19	630	60
Net unrealized appreciation (depreciation)
of investments	(985)	6	407	(11)
Net increase (decrease) in net assets resulting from operations	3,346	25	1,006	53
Changes from principal transactions:
Total unit transactions	(1,364)	(5)	(717)	(21)
Increase (decrease) in net assets derived from
principal transactions	(1,364)	(5)	(717)	(21)
Total increase (decrease) in net assets	1,982	20	289	32
Net assets at December 31, 2019	13,169	145	5,775	260

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	—	(7)	3
Total realized gain (loss) on investments
and capital gains distributions	(490)	5	3	7
Net unrealized appreciation (depreciation)
of investments	3,136	6	472	(13)
Net increase (decrease) in net assets resulting from operations	2,516	11	468	(3)
Changes from principal transactions:
Total unit transactions	(1,452)	(3)	36	(19)
Increase (decrease) in net assets derived from
principal transactions	(1,452)	(3)	36	(19)
Total increase (decrease) in net assets	1,064	8	504	(22)
Net assets at December 31, 2020	$14,233	$153	$6,279	$238

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2019	$54,176	$1,346	$259,611	$1,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	782	18	2,872	12
Total realized gain (loss) on investments
and capital gains distributions	16,216	64	24,938	21
Net unrealized appreciation (depreciation)
of investments	(4,556)	167	19,382	158
Net increase (decrease) in net assets resulting from operations	12,442	249	47,192	191
Changes from principal transactions:
Total unit transactions	(6,465)	(108)	(25,298)	(299)
Increase (decrease) in net assets derived from
principal transactions	(6,465)	(108)	(25,298)	(299)
Total increase (decrease) in net assets	5,977	141	21,894	(108)
Net assets at December 31, 2019	60,153	1,487	281,505	1,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	582	15	2,280	9
Total realized gain (loss) on investments
and capital gains distributions	3,526	56	16,774	7
Net unrealized appreciation (depreciation)
of investments	(5,653)	59	2,458	34
Net increase (decrease) in net assets resulting from operations	(1,545)	130	21,512	50
Changes from principal transactions:
Total unit transactions	(5,156)	(26)	(26,680)	(111)
Increase (decrease) in net assets derived from
principal transactions	(5,156)	(26)	(26,680)	(111)
Total increase (decrease) in net assets	(6,701)	104	(5,168)	(61)
Net assets at December 31, 2020	$53,452	$1,591	$276,337	$1,000

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2019	$219	$512,694	$1,362	$244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3,014)	(13)	1
Total realized gain (loss) on investments
and capital gains distributions	46	108,975	327	27
Net unrealized appreciation (depreciation)
of investments	21	41,996	96	31
Net increase (decrease) in net assets resulting from operations	66	147,957	410	59
Changes from principal transactions:
Total unit transactions	(19)	(57,257)	(14)	(33)
Increase (decrease) in net assets derived from
principal transactions	(19)	(57,257)	(14)	(33)
Total increase (decrease) in net assets	47	90,700	396	26
Net assets at December 31, 2019	266	603,394	1,758	270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	784	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	4	34,002	84	(13)
Net unrealized appreciation (depreciation)
of investments	54	109,074	385	6
Net increase (decrease) in net assets resulting from operations	59	143,860	468	(6)
Changes from principal transactions:
Total unit transactions	(39)	(65,489)	23	(62)
Increase (decrease) in net assets derived from
principal transactions	(39)	(65,489)	23	(62)
Total increase (decrease) in net assets	20	78,371	491	(68)
Net assets at December 31, 2020	$286	$681,765	$2,249	$202

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net assets at January 1, 2019	$19,362	$54,651	$292	$403,457

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83	(33)	—	(3,559)
Total realized gain (loss) on investments
and capital gains distributions	2,156	6,587	45	62,242
Net unrealized appreciation (depreciation)
of investments	2,463	6,370	61	81,160
Net increase (decrease) in net assets resulting from operations	4,702	12,924	106	139,843
Changes from principal transactions:
Total unit transactions	(2,801)	(7,560)	(10)	(28,225)
Increase (decrease) in net assets derived from
principal transactions	(2,801)	(7,560)	(10)	(28,225)
Total increase (decrease) in net assets	1,901	5,364	96	111,618
Net assets at December 31, 2019	21,263	60,015	388	515,075

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103	73	(1)	(4,749)
Total realized gain (loss) on investments
and capital gains distributions	237	640	46	67,490
Net unrealized appreciation (depreciation)
of investments	(697)	(1,950)	60	80,714
Net increase (decrease) in net assets resulting from operations	(357)	(1,237)	105	143,455
Changes from principal transactions:
Total unit transactions	(2,254)	(6,433)	(39)	(48,241)
Increase (decrease) in net assets derived from
principal transactions	(2,254)	(6,433)	(39)	(48,241)
Total increase (decrease) in net assets	(2,611)	(7,670)	66	95,214
Net assets at December 31, 2020	$18,652	$52,345	$454	$610,289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Net assets at January 1, 2019	$1,206	$928	$449,287	$3,407

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(4)	(3,642)	(23)
Total realized gain (loss) on investments
and capital gains distributions	172	257	130,331	702
Net unrealized appreciation (depreciation)
of investments	253	13	4,143	248
Net increase (decrease) in net assets resulting from operations	417	266	130,832	927
Changes from principal transactions:
Total unit transactions	(364)	(124)	(23,333)	(1,090)
Increase (decrease) in net assets derived from
principal transactions	(364)	(124)	(23,333)	(1,090)
Total increase (decrease) in net assets	53	142	107,499	(163)
Net assets at December 31, 2019	1,259	1,070	556,786	3,244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(4)	(5,252)	(23)
Total realized gain (loss) on investments
and capital gains distributions	139	61	49,002	168
Net unrealized appreciation (depreciation)
of investments	185	295	145,589	803
Net increase (decrease) in net assets resulting from operations	315	352	189,339	948
Changes from principal transactions:
Total unit transactions	(186)	(160)	(32,573)	(699)
Increase (decrease) in net assets derived from
principal transactions	(186)	(160)	(32,573)	(699)
Total increase (decrease) in net assets	129	192	156,766	249
Net assets at December 31, 2020	$1,388	$1,262	$713,552	$3,493

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2019	$6,239	$26,327	$60,918	$54,755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	80	492	1,088	1,068
Total realized gain (loss) on investments
and capital gains distributions	731	1,654	8,653	6,334
Net unrealized appreciation (depreciation)
of investments	880	1,457	3,178	2,274
Net increase (decrease) in net assets resulting from operations	1,691	3,603	12,919	9,676
Changes from principal transactions:
Total unit transactions	(95)	421	(2,104)	(3,937)
Increase (decrease) in net assets derived from
principal transactions	(95)	421	(2,104)	(3,937)
Total increase (decrease) in net assets	1,596	4,024	10,815	5,739
Net assets at December 31, 2019	7,835	30,351	71,733	60,494

Increase (decrease) in net assets
Operations:
Net investment income (loss)	108	464	748	787
Total realized gain (loss) on investments
and capital gains distributions	1,872	1,019	8,585	4,101
Net unrealized appreciation (depreciation)
of investments	(869)	1,401	(143)	1,611
Net increase (decrease) in net assets resulting from operations	1,111	2,884	9,190	6,499
Changes from principal transactions:
Total unit transactions	587	499	(2,656)	(3,472)
Increase (decrease) in net assets derived from
principal transactions	587	499	(2,656)	(3,472)
Total increase (decrease) in net assets	1,698	3,383	6,534	3,027
Net assets at December 31, 2020	$9,533	$33,734	$78,267	$63,521

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I
Net assets at January 1, 2019	$1,271	$1,069,882	$190	$74,924

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	5,990	1	1,612
Total realized gain (loss) on investments
and capital gains distributions	154	153,369	22	4,654
Net unrealized appreciation (depreciation)
of investments	180	118,985	27	9,064
Net increase (decrease) in net assets resulting from operations	347	278,344	50	15,330
Changes from principal transactions:
Total unit transactions	(81)	(133,135)	(4)	(3,452)
Increase (decrease) in net assets derived from
principal transactions	(81)	(133,135)	(4)	(3,452)
Total increase (decrease) in net assets	266	145,209	46	11,878
Net assets at December 31, 2019	1,537	1,215,091	236	86,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	3,165	1	1,265
Total realized gain (loss) on investments
and capital gains distributions	154	157,388	26	182
Net unrealized appreciation (depreciation)
of investments	64	11,258	15	(3,616)
Net increase (decrease) in net assets resulting from operations	227	171,811	42	(2,169)
Changes from principal transactions:
Total unit transactions	(177)	(125,246)	20	(9,083)
Increase (decrease) in net assets derived from
principal transactions	(177)	(125,246)	20	(9,083)
Total increase (decrease) in net assets	50	46,565	62	(11,252)
Net assets at December 31, 2020	$1,587	$1,261,656	$298	$75,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2019	$10,636	$334,558	$181	$271,771

Increase (decrease) in net assets
Operations:
Net investment income (loss)	158	1,831	2	1,113
Total realized gain (loss) on investments
and capital gains distributions	692	49,137	31	36,584
Net unrealized appreciation (depreciation)
of investments	1,195	39,659	19	29,078
Net increase (decrease) in net assets resulting from operations	2,045	90,627	52	66,775
Changes from principal transactions:
Total unit transactions	(1,083)	(38,208)	(26)	(28,021)
Increase (decrease) in net assets derived from
principal transactions	(1,083)	(38,208)	(26)	(28,021)
Total increase (decrease) in net assets	962	52,419	26	38,754
Net assets at December 31, 2019	11,598	386,977	207	310,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	2,089	2	1,375
Total realized gain (loss) on investments
and capital gains distributions	13	49,124	35	11,508
Net unrealized appreciation (depreciation)
of investments	(489)	911	(18)	3,893
Net increase (decrease) in net assets resulting from operations	(369)	52,124	19	16,776
Changes from principal transactions:
Total unit transactions	(1,079)	(33,977)	(96)	(28,774)
Increase (decrease) in net assets derived from
principal transactions	(1,079)	(33,977)	(96)	(28,774)
Total increase (decrease) in net assets	(1,448)	18,147	(77)	(11,998)
Net assets at December 31, 2020	$10,150	$405,124	$130	$298,527

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Net assets at January 1, 2019	$59	$122,776	$155	$37,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	17	—	838
Total realized gain (loss) on investments
and capital gains distributions	7	28,228	33	243
Net unrealized appreciation (depreciation)
of investments	8	(4,444)	(2)	6,270
Net increase (decrease) in net assets resulting from operations	16	23,801	31	7,351
Changes from principal transactions:
Total unit transactions	(16)	(13,863)	(21)	(639)
Increase (decrease) in net assets derived from
principal transactions	(16)	(13,863)	(21)	(639)
Total increase (decrease) in net assets	—	9,938	10	6,712
Net assets at December 31, 2019	59	132,714	165	43,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	184	1	727
Total realized gain (loss) on investments
and capital gains distributions	(3)	5,848	—	(198)
Net unrealized appreciation (depreciation)
of investments	5	(2,290)	3	2,280
Net increase (decrease) in net assets resulting from operations	3	3,742	4	2,809
Changes from principal transactions:
Total unit transactions	(19)	(10,264)	(23)	(1,648)
Increase (decrease) in net assets derived from
principal transactions	(19)	(10,264)	(23)	(1,648)
Total increase (decrease) in net assets	(16)	(6,522)	(19)	1,161
Net assets at December 31, 2020	$43	$126,192	$146	$45,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2019	$7	$66,554	$1,671	$130,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(72)	3	1,331
Total realized gain (loss) on investments
and capital gains distributions	—	6,581	186	10,287
Net unrealized appreciation (depreciation)
of investments	1	16,432	415	28,469
Net increase (decrease) in net assets resulting from operations	1	22,941	604	40,087
Changes from principal transactions:
Total unit transactions	1	7704	403	7701
Increase (decrease) in net assets derived from
principal transactions	1	7704	403	7701
Total increase (decrease) in net assets	2	30645	1007	47788
Net assets at December 31, 2019	9	97199	2678	177976

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(520)	(2)	1,389
Total realized gain (loss) on investments
and capital gains distributions	—	10,574	472	14,540
Net unrealized appreciation (depreciation)
of investments	1	25,669	551	23,483
Net increase (decrease) in net assets resulting from operations	1	35,723	1,021	39,412
Changes from principal transactions:
Total unit transactions	1	7,742	(127)	11,868
Increase (decrease) in net assets derived from
principal transactions	1	7,742	(127)	11,868
Total increase (decrease) in net assets	2	43,465	894	51,280
Net assets at December 31, 2020	$11	$140,664	$3,572	$229,256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2019	$423	$558	$14,982	$15,370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	7	197	(83)
Total realized gain (loss) on investments
and capital gains distributions	42	56	899	2,325
Net unrealized appreciation (depreciation)
of investments	77	61	2,641	2,887
Net increase (decrease) in net assets resulting from operations	122	124	3,737	5,129
Changes from principal transactions:
Total unit transactions	(56)	(146)	914	358
Increase (decrease) in net assets derived from
principal transactions	(56)	(146)	914	358
Total increase (decrease) in net assets	66	(22)	4,651	5,487
Net assets at December 31, 2019	489	536	19,633	20,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(1)	(168)
Total realized gain (loss) on investments
and capital gains distributions	40	16	903	2,538
Net unrealized appreciation (depreciation)
of investments	51	(19)	(919)	4,099
Net increase (decrease) in net assets resulting from operations	92	(3)	(17)	6,469
Changes from principal transactions:
Total unit transactions	(41)	(40)	97	(2,272)
Increase (decrease) in net assets derived from
principal transactions	(41)	(40)	97	(2,272)
Total increase (decrease) in net assets	51	(43)	80	4,197
Net assets at December 31, 2020	$540	$493	$19,713	$25,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net assets at January 1, 2019	$140,564	$67,456	$127,882	$129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,344	221	(799)	(1)
Total realized gain (loss) on investments
and capital gains distributions	27,455	7,494	17,624	21
Net unrealized appreciation (depreciation)
of investments	12,140	9,006	13,237	12
Net increase (decrease) in net assets resulting from operations	40,939	16,721	30,062	32
Changes from principal transactions:
Total unit transactions	2,289	5,349	(16,500)	7
Increase (decrease) in net assets derived from
principal transactions	2,289	5,349	(16,500)	7
Total increase (decrease) in net assets	43,228	22,070	13,562	39
Net assets at December 31, 2019	183,792	89,526	141,444	168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,227	245	(462)	—
Total realized gain (loss) on investments
and capital gains distributions	14,338	3,274	(3,605)	(16)
Net unrealized appreciation (depreciation)
of investments	11,970	13,971	16,720	29
Net increase (decrease) in net assets resulting from operations	27,535	17,490	12,653	13
Changes from principal transactions:
Total unit transactions	(7,140)	1,884	(13,353)	(51)
Increase (decrease) in net assets derived from
principal transactions	(7,140)	1,884	(13,353)	(51)
Total increase (decrease) in net assets	20,395	19,374	(700)	(38)
Net assets at December 31, 2020	$204,187	$108,900	$140,744	$130

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2019	$16,449	$226,057	$1,008	$55,777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	286	(1,452)	(5)	(602)
Total realized gain (loss) on investments
and capital gains distributions	30	27,601	118	6,533
Net unrealized appreciation (depreciation)
of investments	945	35,727	155	7,455
Net increase (decrease) in net assets resulting from operations	1,261	61,876	268	13,386
Changes from principal transactions:
Total unit transactions	2,421	(21,007)	(195)	(4,931)
Increase (decrease) in net assets derived from
principal transactions	2,421	(21,007)	(195)	(4,931)
Total increase (decrease) in net assets	3,682	40,869	73	8,455
Net assets at December 31, 2019	20,131	266,926	1,081	64,232

Increase (decrease) in net assets
Operations:
Net investment income (loss)	526	(1,978)	(5)	(580)
Total realized gain (loss) on investments
and capital gains distributions	544	13,250	120	(1,325)
Net unrealized appreciation (depreciation)
of investments	376	90,230	295	16,909
Net increase (decrease) in net assets resulting from operations	1,446	101,502	410	15,004
Changes from principal transactions:
Total unit transactions	9,826	(16,199)	(244)	(4,034)
Increase (decrease) in net assets derived from
principal transactions	9,826	(16,199)	(244)	(4,034)
Total increase (decrease) in net assets	11,272	85,303	166	10,970
Net assets at December 31, 2020	$31,403	$352,229	$1,247	$75,202

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net assets at January 1, 2019	$104	$35,293	$54,081	$77,471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	26	(505)	(433)
Total realized gain (loss) on investments
and capital gains distributions	7	1,731	1,268	9,337
Net unrealized appreciation (depreciation)
of investments	20	7,944	13,670	14,022
Net increase (decrease) in net assets resulting from operations	27	9,701	14,433	22,926
Changes from principal transactions:
Total unit transactions	(32)	(3,995)	(7,079)	(4,653)
Increase (decrease) in net assets derived from
principal transactions	(32)	(3,995)	(7,079)	(4,653)
Total increase (decrease) in net assets	(5)	5,706	7,354	18,273
Net assets at December 31, 2019	99	40,999	61,435	95,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	474	(92)	(635)
Total realized gain (loss) on investments
and capital gains distributions	(6)	(918)	2,402	(929)
Net unrealized appreciation (depreciation)
of investments	20	5,288	11,679	21,083
Net increase (decrease) in net assets resulting from operations	14	4,844	13,989	19,519
Changes from principal transactions:
Total unit transactions	(55)	(4,263)	(7,218)	(13,176)
Increase (decrease) in net assets derived from
principal transactions	(55)	(4,263)	(7,218)	(13,176)
Total increase (decrease) in net assets	(41)	581	6,771	6,343
Net assets at December 31, 2020	$58	$41,580	$68,206	$102,087
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Washington Mutual Investors Fund℠ - Class R-3	Washington Mutual Investors Fund℠ - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A
Net assets at January 1, 2019	$2,484	$189,561	$6,008	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	1,839	(76)	1
Total realized gain (loss) on investments
and capital gains distributions	294	18,473	326	—
Net unrealized appreciation (depreciation)
of investments	108	25,513	1,208	10
Net increase (decrease) in net assets resulting from operations	418	45,825	1,458	11
Changes from principal transactions:
Total unit transactions	(1,753)	(2,333)	(390)	117
Increase (decrease) in net assets derived from
principal transactions	(1,753)	(2,333)	(390)	117
Total increase (decrease) in net assets	(1,335)	43,492	1,068	128
Net assets at December 31, 2019	1,149	233,053	7,076	128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	1,872	(76)	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	12,949	891	(1)
Net unrealized appreciation (depreciation)
of investments	18	(1,043)	1,168	4
Net increase (decrease) in net assets resulting from operations	27	13,778	1,983	3
Changes from principal transactions:
Total unit transactions	(145)	(13,722)	328	—
Increase (decrease) in net assets derived from
principal transactions	(145)	(13,722)	328	—
Total increase (decrease) in net assets	(118)	56	2,311	3
Net assets at December 31, 2020	$1,031	$233,109	$9,387	$131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net assets at January 1, 2019	$99,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(300)
Total realized gain (loss) on investments
and capital gains distributions	6,937
Net unrealized appreciation (depreciation)
of investments	19,158
Net increase (decrease) in net assets resulting from operations	25,795
Changes from principal transactions:
Total unit transactions	(7,310)
Increase (decrease) in net assets derived from
principal transactions	(7,310)
Total increase (decrease) in net assets	18,485
Net assets at December 31, 2019	118,289

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(662)
Total realized gain (loss) on investments
and capital gains distributions	6,284
Net unrealized appreciation (depreciation)
of investments	(7,281)
Net increase (decrease) in net assets resulting from operations	(1,659)
Changes from principal transactions:
Total unit transactions	(9,701)
Increase (decrease) in net assets derived from
principal transactions	(9,701)
Total increase (decrease) in net assets	(11,360)
Net assets at December 31, 2020	$106,929

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.     Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2020, the Account had 314 investment divisions (the “Divisions”), 169 of which invest in independently managed mutual funds and 145 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2020 and related Trusts are as follows:

AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
AIM Equity Funds:
Invesco Main Street Fund - Class A
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A
AIM Growth Series:
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Small-Mid Company Fund - Class Y

Invesco Oppenheimer International Growth Fund - Class Y
AIM Investment Funds:
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco Endeavor Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco International Bond Fund - Class A
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
Invesco Oppenheimer V.I. Global Fund - Series I

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Alger Funds II:
Alger Responsible Investing Fund - Class A
Alger Funds:
Alger Capital Appreciation Fund - Class A
Allianz Funds:
AllianzGI Dividend Value Fund - Class A
AllianzGI Large-Cap Value Fund - Institutional Class
AllianzGI Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class
American Funds® Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3
American Funds® Fundamental Investors® - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of America℠, Inc.:
Bond Fund of America℠ - Class R-4
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4

Capital World Growth & Income Fund℠, Inc.:
Capital World Growth & Income Fund℠ - Class R-3
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Class A Shares
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series, Inc.:
Davis Financial Fund - Class Y
Delaware Small Cap Value Fund - Class A
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class
DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A
Massachusetts Investors Growth Stock Fund:

Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3
MFS® New Discovery Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund, Inc.®:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Royce Fund:
Royce Total Return Fund - Service Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
Vanguard® Total International Stock Index Fund - Admiral™ Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class

VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2065 Portfolio - Initial Class
Voya Index Solution 2065 Portfolio - Service Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2065 Portfolio - Service Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I

Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors Fund℠, Inc.:
Washington Mutual Investors Fund℠ - Class R-3
Washington Mutual Investors Fund℠ - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Small Company Value Fund - Class A
Wells Fargo Special Small Cap Value Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2020. The following is a summary of current and former names for those Divisions:

Current Name:
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
AIM Equity Funds:
Invesco Main Street Fund - Class A
AIM International Mutual Funds:
Invesco International Small-Mid Company Fund - Class Y
AIM Investment Funds:
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco International Bond Fund - Class A
AIM Sector Funds:
Invesco Gold & Special Minerals Fund - Class A
Allianz Funds:
AllianzGI Dividend Value Fund - Class A
AllianzGI Large-Cap Value Fund - Institutional Class
AllianzGI Small-Cap Value Fund - Class A
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S

Former Name:
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Oppenheimer Capital Appreciation Fund - Class A
Invesco Floating Rate Fund - Class R5
AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A
AIM International Mutual Funds:
Invesco Oppenheimer International Small-Mid Company Fund - Class Y
AIM Investment Funds:
Invesco Oppenheimer Developing Markets Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class Y
Invesco Oppenheimer International Bond Fund - Class A
AIM Sector Funds:
Invesco Oppenheimer Gold & Special Minerals Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
American Century Quantitative Equity Funds, Inc.:
Income & Growth Fund - A Class
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares
MainStay Funds:
Mainstay Large Cap Growth Fund - Class R3
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S

During 2020, the following Divisions were closed to contract owners:

AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Institutional Class
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares

Voya Equity Trust:
Voya Real Estate Fund - Class A
Voya Investors Trust:
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account except as follows:

On January 4, 2021, Voya Financial, Inc. (“Voya Financial”) consummated a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial including Security Life of Denver Company ("SLD").

Concurrently with the sale, SLD entered into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York ("RLNY"), and Voya Retirement Insurance and Annuity Company ("VRIAC"), each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY reinsured to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC remain subsidiaries of Voya Financial and remain liable to the underlying policyholders, even if SLD defaults on its obligations with respect to the ceded business.

3.    Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2020 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2020. The Account had no liabilities as of December 31, 2020.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.50% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    Related Party Transactions
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	$5	$10
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	61	82
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	2,719	1,213
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A	11	23
AIM Equity Funds:
Invesco Floating Rate ESG Fund - Class R5	63	99
Invesco Main Street Fund - Class A	449	681
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A	3,392	573
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	280	3,291
Invesco Small Cap Growth Fund - Class A	53	12
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	203	103
Invesco International Small-Mid Company Fund - Class Y	203	61
Invesco Oppenheimer International Growth Fund - Class Y	291	744
AIM Investment Funds:
Invesco Developing Markets Fund - Class A	1,793	31,988
Invesco Developing Markets Fund - Class Y	2,864	8,896
Invesco Endeavor Fund - Class A	3	2
Invesco Health Care Fund - Investor Class	17	46
Invesco International Bond Fund - Class A	7	39
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	256	634
AIM Sector Funds:
Invesco American Value Fund - Class R5	359	521
Invesco Energy Fund - Class R5	36	32
Invesco Gold & Special Minerals Fund - Class A	77	3
Invesco Small Cap Value Fund - Class A	2	1
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	2	2
Invesco Oppenheimer V.I. Global Fund - Series I	13	10
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	6	1
Invesco Oppenheimer V.I. Main Street Fund - Series I	8	10
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	2,038	5,416
Invesco V.I. American Franchise Fund - Series I	8,074	5,260
Invesco V.I. Core Equity Fund - Series I	8,298	3,228
Alger Funds II:
Alger Responsible Investing Fund - Class A	5,024	1,467
Alger Funds:
Alger Capital Appreciation Fund - Class A	52	15

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Allianz Funds:
AllianzGI Dividend Value Fund - Class A	$4	$53
AllianzGI Large-Cap Value Fund - Institutional Class	—	—
AllianzGI Small-Cap Value Fund - Class A	1	4
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	10,715	10,199
Amana Income Fund - Investor Class	7,379	8,788
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	246	470
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	15	368
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class	10,487	4,277
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	2,503	1,776
American Funds® Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	82	185
American Funds® Fundamental Investors® - Class R-4	6,343	13,137
American Mutual Fund®:
American Mutual Fund® - Class R-4	643	1,536
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	1,753	3,321
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	19	88
Ariel Fund - Investor Class	989	1,929
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	990	1,683
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	210	90
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	3,991	1,707
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	7,901	4,385
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	47	26
BlackRock Mid Cap Dividend Fund - Investor A Shares	1,204	2,114
Bond Fund of America℠, Inc.:
Bond Fund of America℠ - Class R-4	15,418	5,235
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	6	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	5,065	4,512
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4	2,808	1,203
Capital World Growth & Income Fund℠, Inc.:
Capital World Growth & Income Fund℠ - Class R-3	57	100
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	980	543

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	$1,576	$2,992
Columbia℠ Acorn® Fund - Class A Shares	22	1
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Institutional Class	2	11
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	553	1,064
Columbia Select Mid Cap Value Fund - Institutional Class	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	2	48
Davis Series, Inc.:
Davis Financial Fund - Class Y	17	22
Delaware Small Cap Value Fund - Class A	854	964
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class	4,652	1,703
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	6	7
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S	323	30
DFA Emerging Markets Core Equity Portfolio - Institutional Class	544	406
DFA Investment Dimensions Group, Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	1,577	638
DFA U.S. Targeted Value Portfolio - Institutional Class	3,067	1,481
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	17	7
Eaton Vance Special Investment Trust:
Dodge & Cox Stock Fund	34	15
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	239	456
EuroPacific Growth Fund® - Class R-4	3,708	29,772
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	20	10
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	913	2,871
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	13,256	159,684
Fidelity® Variable Insurance Products V:
Fidelity® VIP Index 500 Portfolio - Initial Class	20,408	38,724
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,278	2,302
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	16,484	24,898
Fidelity® VIP Growth Portfolio - Initial Class	55,586	36,581
Fidelity® VIP High Income Portfolio - Initial Class	1,268	951
Franklin Mutual Series Fund, Inc.:
Fidelity® VIP Overseas Portfolio - Initial Class	2,053	6,474
Franklin Mutual Global Discovery Fund - Class R	106	171
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	144	55
Franklin Natural Resources Fund - Advisor Class	48	40

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Strategic Series (continued):
Franklin Small-Mid Cap Growth Fund - Class A	$96	$279
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	9,298	10,693
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	70	13
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3	904	1,408
Growth Fund of America® - Class R-4	27,080	49,253
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	5
The Hartford International Opportunities Fund - Class R4	530	205
Income Fund of America®:
Income Fund of America® - Class R-3	119	212
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y	12,207	6,811
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	6	2
Janus Henderson Enterprise Portfolio - Institutional Shares	31	53
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	—
Janus Henderson Global Research Portfolio - Institutional Shares	5	18
Janus Henderson Research Portfolio - Institutional Shares	7	2
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	6,616	1,584
Lazard Funds, Inc.:
JPMorgan Government Bond Fund - Class I Shares	5,990	2,869
Legg Mason Partners Equity Trust:
Lazard International Equity Portfolio - Open Shares	410	352
ClearBridge Aggressive Growth Fund - Class I	90	34
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	9	1
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,164	1,609
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	1,081	433
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	81	29
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	8	1
Lord Abbett Short Duration Income Fund - Class R4	3,146	1,716
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	76	386
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	16	91
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	6	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	1,767	8,464

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A	$807	$66
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3	1	4
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	55	36
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	8,408	2,190
Metropolitan West Total Return Bond Fund - Class M Shares	8,433	6,467
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	323	954
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares	227	60
MFS® New Discovery Fund - Class R3	70	46
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	1,376	362
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	1,656	1,596
New Perspective Fund®:
New Perspective Fund® - Class R-3	208	205
New Perspective Fund® - Class R-4	33,964	13,066
New World Fund, Inc.®:
New World Fund® - Class R-4	214	506
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	346	683
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares	6,898	4,938
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	2,733	3,409
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	518	367
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	11,428	10,452
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	310	6,071
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	61	343
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	281	157
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—
Pioneer High Yield VCT Portfolio - Class I	1,807	2,183
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	36	56
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	1,284	2,540
Royce Fund:
Royce Total Return Fund - Service Class	7	2

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	$671	$1,799
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	4,107	3,360
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	6,692	3,026
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	20	22
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	75	129
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	7,930	3,125
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	28	16
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	2,419	3,967
Templeton Global Bond Fund - Class A	6,697	15,533
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	9	3
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	3,410	1,532
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	6,744	29,986
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares	26,850	5,837
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	112	151
Vanguard® Total International Stock Index Fund - Admiral™ Shares	62	1
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	22	1
Equity Income Portfolio	23	2
Small Company Growth Portfolio	10	2
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	76	303
Victory Sycamore Established Value Fund - Class A	1,986	975
Voya Balanced Portfolio, Inc.:
Victory Sycamore Small Company Opportunity Fund - Class R	2	1
Voya Balanced Portfolio - Class I	13,620	24,584
Voya Large Cap Value Fund - Class A	21	8
Voya Real Estate Fund - Class A	6	776
Voya Funds Trust:
Voya Floating Rate Fund - Class A	381	3,310
Voya GNMA Income Fund - Class A	1,826	611
Voya Intermediate Bond Fund - Class A	430	465
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	78,694	27,319

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Intermediate Bond Portfolio (continued):
Voya Intermediate Bond Portfolio - Class S	$257	$370
Voya Global Perspectives® Portfolio - Class I	2,712	516
Voya Investors Trust:
Voya High Yield Portfolio - Adviser Class	2	6
Voya High Yield Portfolio - Institutional Class	11,588	14,887
Voya High Yield Portfolio - Service Class	209	254
Voya Large Cap Growth Portfolio - Adviser Class	11	11
Voya Large Cap Growth Portfolio - Institutional Class	80,563	69,280
Voya Large Cap Growth Portfolio - Service Class	1,701	1,216
Voya Large Cap Value Portfolio - Adviser Class	1	2
Voya Large Cap Value Portfolio - Institutional Class	32,167	35,317
Voya Large Cap Value Portfolio - Service Class	321	154
Voya Limited Maturity Bond Portfolio - Adviser Class	2	1
Voya U.S. Stock Index Portfolio - Institutional Class	7,153	8,914
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	1	2
VY® Clarion Global Real Estate Portfolio - Institutional Class	10,063	10,326
VY® Clarion Real Estate Portfolio - Adviser Class	4	4
VY® Clarion Real Estate Portfolio - Institutional Class	191	223
VY® Clarion Real Estate Portfolio - Service Class	5,371	6,501
VY® Invesco Growth and Income Portfolio - Institutional Class	7,880	5,006
VY® Invesco Growth and Income Portfolio - Service Class	3,672	3,865
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	23	117
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	2,827	2,203
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	6,000	5,550
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	—	1
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	4,160	5,527
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	1,797	4,932
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	—	1
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	81	5
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	76,413	45,541
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	133,834	80,943
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	112	244
VY® T. Rowe Price Equity Income Portfolio - Service Class	7,231	10,463
VY® T. Rowe Price International Stock Portfolio - Adviser Class	5	3
VY® T. Rowe Price International Stock Portfolio - Service Class	1,130	1,130
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	165,335	79,813
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	9	65
Voya Multi-Manager International Small Cap Fund - Class A	10	19
Voya Multi-Manager International Small Cap Fund - Class I	506	430
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	61	225
Voya Global Bond Portfolio - Initial Class	7,810	9,627
Voya Global Bond Portfolio - Service Class	265	147
Voya Index Solution 2025 Portfolio - Initial Class	3,727	9,582
Voya Index Solution 2025 Portfolio - Service 2 Class	424	278

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
Voya Index Solution 2025 Portfolio - Service Class	$3,761	$455
Voya Index Solution 2035 Portfolio - Initial Class	5,202	15,448
Voya Index Solution 2035 Portfolio - Service 2 Class	557	178
Voya Index Solution 2035 Portfolio - Service Class	1,459	2,456
Voya Index Solution 2045 Portfolio - Initial Class	5,468	16,403
Voya Index Solution 2045 Portfolio - Service 2 Class	535	223
Voya Index Solution 2045 Portfolio - Service Class	1,335	271
Voya Index Solution 2055 Portfolio - Initial Class	4,997	9,436
Voya Index Solution 2055 Portfolio - Service 2 Class	528	103
Voya Index Solution 2055 Portfolio - Service Class	1,849	791
Voya Index Solution 2065 Portfolio - Initial Class	5	2
Voya Index Solution 2065 Portfolio - Service Class	9	—
Voya Index Solution Income Portfolio - Initial Class	1,214	3,687
Voya Index Solution Income Portfolio - Service 2 Class	51	58
Voya Index Solution Income Portfolio - Service Class	502	464
Voya International High Dividend Low Volatility Portfolio - Adviser Class	38	37
Voya International High Dividend Low Volatility Portfolio - Initial Class	11,298	7,144
Voya International High Dividend Low Volatility Portfolio - Service Class	13	9
Voya Solution 2025 Portfolio - Adviser Class	22	207
Voya Solution 2025 Portfolio - Initial Class	4,904	2,412
Voya Solution 2025 Portfolio - Service 2 Class	652	1,972
Voya Solution 2025 Portfolio - Service Class	19,180	17,176
Voya Solution 2035 Portfolio - Adviser Class	40	153
Voya Solution 2035 Portfolio - Initial Class	4,556	2,183
Voya Solution 2035 Portfolio - Service 2 Class	1,304	3,228
Voya Solution 2035 Portfolio - Service Class	23,404	16,907
Voya Solution 2045 Portfolio - Adviser Class	1	1
Voya Solution 2045 Portfolio - Initial Class	3,454	1,831
Voya Solution 2045 Portfolio - Service 2 Class	1,052	2,003
Voya Solution 2045 Portfolio - Service Class	16,920	13,641
Voya Solution 2055 Portfolio - Initial Class	2,108	582
Voya Solution 2055 Portfolio - Service 2 Class	359	820
Voya Solution 2055 Portfolio - Service Class	8,872	3,433
Voya Solution 2065 Portfolio - Service Class	400	72
Voya Solution Balanced Portfolio - Service Class	1,023	587
Voya Solution Income Portfolio - Adviser Class	11	449
Voya Solution Income Portfolio - Initial Class	3,638	1,117
Voya Solution Income Portfolio - Service 2 Class	340	683
Voya Solution Income Portfolio - Service Class	3,029	6,774
Voya Solution Moderately Conservative Portfolio - Service Class	1,315	1,105
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	1	18
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	3,340	4,805
VY® American Century Small-Mid Cap Value Portfolio - Service Class	3,150	8,968
VY® Baron Growth Portfolio - Adviser Class	99	181
VY® Baron Growth Portfolio - Service Class	1,885	20,437

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Columbia Contrarian Core Portfolio - Service Class	$1,658	$2,841
VY® Columbia Small Cap Value II Portfolio - Adviser Class	6	4
VY® Columbia Small Cap Value II Portfolio - Service Class	997	762
VY® Invesco Comstock Portfolio - Adviser Class	20	30
VY® Invesco Comstock Portfolio - Service Class	4,069	7,151
VY® Invesco Equity and Income Portfolio - Adviser Class	89	39
VY® Invesco Equity and Income Portfolio - Initial Class	17,349	30,562
VY® Invesco Equity and Income Portfolio - Service Class	110	172
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	32	61
VY® Invesco Oppenheimer Global Portfolio - Initial Class	27,949	71,967
VY® Invesco Oppenheimer Global Portfolio - Service Class	220	130
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	38	79
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	2,209	2,953
VY® JPMorgan Mid Cap Value Portfolio - Service Class	5,828	8,106
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	72	78
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	45,443	57,429
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	186	283
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	59	174
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	38,983	54,061
VY® T. Rowe Price Growth Equity Portfolio - Service Class	442	1,032
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	4,520	2,052
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	6,828	4,819
Voya Strategic Allocation Growth Portfolio - Class I	10,769	7,001
Voya Strategic Allocation Moderate Portfolio - Class I	6,232	6,154
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	196	221
Voya Growth and Income Portfolio - Class I	128,037	138,894
Voya Growth and Income Portfolio - Class S	53	6
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	2,856	10,674
Voya Global High Dividend Low Volatility Portfolio - Class S	735	1,707
Voya Index Plus LargeCap Portfolio - Class I	42,436	41,400
Voya Index Plus LargeCap Portfolio - Class S	28	104
Voya Index Plus MidCap Portfolio - Class I	5,332	32,731
Voya Index Plus MidCap Portfolio - Class S	2	19
Voya Variable Portfolios, Inc.:
Voya Index Plus SmallCap Portfolio - Class I	4,547	13,285
Voya Index Plus SmallCap Portfolio - Class S	4	24
Voya International Index Portfolio - Class I	4,891	5,812
Voya International Index Portfolio - Class S	1	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	27,046	15,161
Voya Russell™ Large Cap Growth Index Portfolio - Class S	534	528
Voya Russell™ Large Cap Index Portfolio - Class I	36,824	16,582
Voya Russell™ Large Cap Index Portfolio - Class S	31	53
Voya Russell™ Large Cap Value Index Portfolio - Class I	52	78

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Value Index Portfolio - Class S	$4,009	$3,379
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	3,641	4,757
Voya Russell™ Mid Cap Index Portfolio - Class I	33,967	17,412
Voya Russell™ Small Cap Index Portfolio - Class I	15,733	8,334
Voya Small Company Portfolio - Class I	3,987	15,668
Voya Small Company Portfolio - Class S	17	65
Voya U.S. Bond Index Portfolio - Class I	18,616	8,108
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	21,041	24,253
Voya MidCap Opportunities Portfolio - Class S	103	286
Voya SmallCap Opportunities Portfolio - Class I	2,725	7,054
Voya SmallCap Opportunities Portfolio - Class S	—	55
Wanger Advisors Trust:
Wanger International	3,572	6,034
Wanger Select	8,126	8,783
Wanger USA	11,745	16,192
Washington Mutual Investors Fund℠, Inc.:
Washington Mutual Investors Fund℠ - Class R-3	83	203
Washington Mutual Investors Fund℠ - Class R-4	11,443	20,238
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class	3,197	1,725
Wells Fargo Small Company Value Fund - Class A	9	9
Wells Fargo Special Small Cap Value Fund - Class A	2,102	12,434

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.    Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	1,317	1,597	(280)	3,335	4,821	(1,486)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	899	2,861	(1,962)	2,225	2,268	(43)
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	264,032	140,066	123,966	292,265	137,915	154,350
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A	282	770	(488)	14	537	(523)
Invesco Floating Rate ESG Fund - Class R5	6,052	10,229	(4,177)	9,672	4,336	5,336
AIM Equity Funds:
Invesco Main Street Fund - Class A	31,355	49,700	(18,345)	53,070	21,659	31,411
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A	328,556	53,478	275,078	—	—	—
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	12,154	166,562	(154,408)	33,263	34,147	(884)
Invesco Small Cap Growth Fund - Class A	745	280	465	477	443	34
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	9,675	7,721	1,954	12,166	8,394	3,772
Invesco International Small-Mid Company Fund - Class Y	8,574	4,261	4,313	11,983	4,697	7,286
Invesco Oppenheimer International Growth Fund - Class Y	22,561	60,717	(38,156)	17,380	4,948	12,432
AIM Investment Funds:
Invesco Developing Markets Fund - Class A	315,848	764,251	(448,403)	426,872	688,892	(262,020)
Invesco Developing Markets Fund - Class Y	318,076	753,578	(435,502)	398,801	618,572	(219,771)
Invesco Endeavor Fund - Class A	73	88	(15)	426	72	354
Invesco Health Care Fund - Investor Class	137	506	(369)	664	1,292	(628)
Invesco International Bond Fund - Class A	4,110	7,034	(2,924)	4,243	12,270	(8,027)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	20,748	56,571	(35,823)	20,350	3,047	17,303
AIM Sector Funds:
Invesco American Value Fund - Class R5	34,366	47,623	(13,257)	26,112	20,680	5,432
Invesco Energy Fund - Class R5	9,471	7,671	1,800	6,685	6,453	232
Invesco Gold & Special Minerals Fund - Class A	8,965	432	8,533	1,998	322	1,676
Invesco Small Cap Value Fund - Class A	445	399	46	164	1,147	(983)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	9,741	9,839	(98)	10,446	10,549	(103)
Invesco Oppenheimer V.I. Global Fund - Series I	37	209	(172)	22	226	(204)
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	—	—	—	—	33	(33)
Invesco Oppenheimer V.I. Main Street Fund - Series I	37,670	38,050	(380)	39,868	40,268	(400)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	127,078	258,294	(131,216)	518,673	363,322	155,351
Invesco V.I. American Franchise Fund - Series I	184,633	173,985	10,648	108,396	156,416	(48,020)
Invesco V.I. Core Equity Fund - Series I	257,231	352,192	(94,961)	241,418	408,840	(167,422)
Alger Funds II:
Alger Responsible Investing Fund - Class A	140,151	70,910	69,241	50,023	79,869	(29,846)
Alger Funds:
Alger Capital Appreciation Fund - Class A	693	372	321	624	1,392	(768)
Allianz Funds:
AllianzGI Dividend Value Fund - Class A	1,589	3,656	(2,067)	78	4,261	(4,183)
AllianzGI Large-Cap Value Fund - Institutional Class	—	—	—	—	—	—
AllianzGI Small-Cap Value Fund - Class A	310	470	(160)	3,377	11,620	(8,243)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	528,987	556,716	(27,729)	778,123	499,788	278,335
Amana Income Fund - Investor Class	262,384	472,081	(209,697)	339,910	612,717	(272,807)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	32,507	44,749	(12,242)	28,750	78,420	(49,670)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	1,501	28,578	(27,077)	10,473	4,201	6,272
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class	1,250,660	726,494	524,166	374,317	715,819	(341,502)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	54,472	90,648	(36,176)	52,307	68,726	(16,419)
a

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds® Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	38,622	45,737	(7,115)	26,084	27,923	(1,839)
American Funds® Fundamental Investors® - Class R-4	528,541	913,736	(385,195)	639,733	724,054	(84,321)
American Mutual Fund®:
American Mutual Fund® - Class R-4	30,022	67,900	(37,878)	31,781	347,268	(315,487)
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	113,141	269,952	(156,811)	553,278	496,985	56,293
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	633	3,488	(2,855)	1,465	12,911	(11,446)
Ariel Fund - Investor Class	49,073	114,681	(65,608)	78,211	109,737	(31,526)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	91,797	160,320	(68,523)	131,596	232,713	(101,117)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	16,740	14,338	2,402	5,512	5,681	(169)
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	260,447	148,754	111,693	171,068	200,796	(29,728)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	682,785	533,629	149,156	440,543	626,573	(186,030)
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	3,789	2,309	1,480	2,289	345	1,944
BlackRock Mid Cap Dividend Fund - Investor A Shares	63,111	100,950	(37,839)	52,704	69,628	(16,924)
Bond Fund of America℠, Inc.:
Bond Fund of America℠ - Class R-4	1,323,851	630,398	693,453	441,892	158,976	282,916
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	490	—	490	689	7	682
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	228,012	270,814	(42,802)	267,703	320,256	(52,553)
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4	274,154	147,622	126,532	175,704	118,564	57,140
Capital World Growth & Income Fund℠, Inc.:
Capital World Growth & Income Fund℠ - Class R-3	23,447	25,424	(1,977)	12,059	14,324	(2,265)
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	95,036	64,559	30,477	117,402	18,190	99,212

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	114,153	210,598	(96,445)	242,096	180,546	61,550
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Class A Shares	2,775	2,583	192	101	282	(181)
Columbia℠ Acorn® Fund - Institutional Class	50	397	(347)	98	—	98
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	37,433	73,545	(36,112)	48,189	175,999	(127,810)
Columbia Select Mid Cap Value Fund - Institutional Class	—	—	—	—	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	1,702	3,436	(1,734)	277	8,232	(7,955)
Davis Series, Inc.:
Davis Financial Fund - Class Y	3,372	3,829	(457)	1,220	476	744
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	72,017	81,796	(9,779)	87,811	105,945	(18,134)
Delaware Smid Cap Growth Fund - Institutional Class	148,873	102,688	46,185	169,373	98,871	70,502
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	581	735	(154)	412	262	150
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S	3,774	849	2,925	2,925	3,449	(524)
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class	48,370	40,640	7,730	60,055	35,497	24,558
DFA Inflation-Protected Securities Portfolio - Institutional Class	139,151	63,354	75,797	57,794	41,991	15,803
DFA U.S. Targeted Value Portfolio - Institutional Class	306,886	179,439	127,447	286,756	138,695	148,061
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	5,951	5,422	529	2,022	1,128	894
Dodge & Cox Stock Fund	2,016	1,515	501	872	2,789	(1,917)
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—	—	—	35	(35)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	50,874	58,443	(7,569)	35,315	81,016	(45,701)
EuroPacific Growth Fund® - Class R-4	1,205,452	2,171,460	(966,008)	2,618,134	3,575,657	(957,523)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	1,555	742	813	576	—	576
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	50,431	150,722	(100,291)	40,493	15,596	24,897
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,887,687	6,064,667	(2,176,980)	8,953,210	8,520,864	432,346
Fidelity® VIP Index 500 Portfolio - Initial Class	588,167	873,348	(285,181)	498,139	453,664	44,475
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	35,974	70,753	(34,779)	29,716	46,510	(16,794)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,862,610	2,320,354	(457,744)	2,276,592	2,848,729	(572,137)
Fidelity® VIP Growth Portfolio - Initial Class	1,257,660	1,528,598	(270,938)	7,629,004	8,345,272	(716,268)
Fidelity® VIP High Income Portfolio - Initial Class	82,662	82,935	(273)	70,801	81,116	(10,315)
Fidelity® VIP Overseas Portfolio - Initial Class	153,068	345,859	(192,791)	120,295	240,637	(120,342)
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R	15,275	18,651	(3,376)	9,508	27,093	(17,585)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	7,625	5,181	2,444	4,972	7,323	(2,351)
Franklin Natural Resources Fund - Advisor Class	13,440	11,364	2,076	703	156	547
Franklin Small-Mid Cap Growth Fund - Class A	2,689	8,237	(5,548)	7,463	7,522	(59)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	637,230	850,971	(213,741)	737,836	924,671	(186,835)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	2,888	866	2,022	3,079	1,930	1,149
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3	51,772	78,684	(26,912)	51,323	171,104	(119,781)
Growth Fund of America® - Class R-4	1,023,520	2,030,485	(1,006,965)	1,062,276	2,305,597	(1,243,321)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—	—	—	4	(4)
The Hartford Dividend And Growth Fund - Class R4	32	206	(174)	43	55	(12)
The Hartford International Opportunities Fund - Class R4	51,587	24,442	27,145	28,339	42,836	(14,497)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Income Fund of America®:
Income Fund of America® - Class R-3	23,355	28,113	(4,758)	24,099	32,836	(8,737)
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y	775,147	609,746	165,401	559,744	368,528	191,216
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	22	16	6	18	322	(304)
Janus Henderson Enterprise Portfolio - Institutional Shares	132	562	(430)	132	223	(91)
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	11	(11)	—	52	(52)
Janus Henderson Global Research Portfolio - Institutional Shares	31	417	(386)	19	39	(20)
Janus Henderson Research Portfolio - Institutional Shares	22	31	(9)	29	498	(469)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	566,941	135,003	431,938	129,596	17,767	111,829
JPMorgan Government Bond Fund - Class I Shares	551,685	282,743	268,942	371,817	197,132	174,685
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	40,963	32,141	8,822	28,239	19,291	8,948
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	2,371	2,980	(609)	3,295	12,090	(8,795)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	336	1	335	362	1	361
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	43,770	97,759	(53,989)	40,269	97,662	(57,393)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	105,996	42,783	63,213	16,174	12,129	4,045
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	1,157	814	343	499	1,125	(626)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	2,690	2,215	475	852	765	87
Lord Abbett Short Duration Income Fund - Class R4	354,524	236,854	117,670	352,127	262,069	90,058
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	3,190	21,067	(17,877)	2,910	3,459	(549)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	980	3,498	(2,518)	2,270	20,734	(18,464)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	280	59	221	372	5,188	(4,816)
a

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	472,526	757,674	(285,148)	859,316	966,453	(107,137)
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A	67,427	7,815	59,612	—	—	—
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3	—	75	(75)	—	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	1,940	1,609	331	700	751	(51)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	622,872	273,081	349,791	501,737	197,761	303,976
Metropolitan West Total Return Bond Fund - Class M Shares	829,286	786,575	42,711	1,026,120	801,256	224,864
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	21,927	60,617	(38,690)	27,421	5,042	22,379
MFS® New Discovery Fund - Class R3	9,210	3,618	5,592	11,790	4,522	7,268
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares	5,209	5,032	177	1,732	507	1,225
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	75,005	29,429	45,576	56,622	32,177	24,445
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	54,033	84,509	(30,476)	66,588	106,935	(40,347)
New Perspective Fund®:
New Perspective Fund® - Class R-3	10,398	11,804	(1,406)	14,586	41,249	(26,663)
New Perspective Fund® - Class R-4	1,700,576	1,125,631	574,945	1,353,280	1,057,059	296,221
New World Fund, Inc.®:
New World Fund® - Class R-4	19,318	37,859	(18,541)	26,400	70,344	(43,944)
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	29,078	55,446	(26,368)	25,168	22,006	3,162
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares	328,318	305,123	23,195	343,652	325,246	18,406
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	157,675	227,926	(70,251)	171,002	300,373	(129,371)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	132,709	96,915	35,794	82,758	74,465	8,293

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	1,017,831	961,493	56,338	638,426	900,988	(262,562)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	25,144	333,962	(308,818)	41,248	206,532	(165,284)
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	10,963	27,187	(16,224)	9,717	11,394	(1,677)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	35,422	28,487	6,935	11,240	6,710	4,530
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	2	(2)	144	—	144
Pioneer High Yield VCT Portfolio - Class I	90,963	139,217	(48,254)	102,594	170,322	(67,728)
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	2,833	4,612	(1,779)	2,678	1,565	1,113
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	153,875	267,064	(113,189)	171,425	137,220	34,205
Royce Fund:
Royce Total Return Fund - Service Class	1,013	687	326	202	1	201
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	63,072	155,931	(92,859)	118,802	123,013	(4,211)
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	308,703	262,928	45,775	246,943	211,926	35,017
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	326,871	185,131	141,740	358,848	183,564	175,284
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	1,147	1,409	(262)	4,822	25,183	(20,361)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	2,877	5,692	(2,815)	1,766	1,199	567
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	835,866	431,380	404,486	247,746	142,197	105,549
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	1,700	1,031	669	1,801	7,958	(6,157)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	192,099	413,660	(221,561)	225,681	406,765	(181,084)
Templeton Global Bond Fund - Class A	490,379	1,012,954	(522,575)	568,967	1,396,925	(827,958)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,048	433	615	1,200	776	424
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	233,714	137,487	96,227	229,440	92,589	136,851
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,193,715	6,273,665	(4,079,950)	2,474,145	2,426,952	47,193
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares	1,450,214	380,998	1,069,216	—	—	—
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	10,045	13,554	(3,509)	14,974	7	14,967
Vanguard® Total International Stock Index Fund - Admiral™ Shares	6,066	35	6,031	1,377	1	1,376
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	3,861	3,870	(9)	109	1,048	(939)
Equity Income Portfolio	402	6	396	1,073	1,903	(830)
Small Company Growth Portfolio	1,600	1,537	63	418	530	(112)
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	7,947	27,251	(19,304)	9,063	26,028	(16,965)
Victory Sycamore Small Company Opportunity Fund - Class R	151,676	101,258	50,418	136,964	56,828	80,136
Victory Sycamore Established Value Fund - Class A	227	217	10	29	70	(41)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	4,248,686	4,781,899	(533,213)	4,694,227	5,076,628	(382,401)
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	1,960	1,648	312	2,723	3,646	(923)
Voya Real Estate Fund - Class A	1,112	21,836	(20,724)	22,804	26,996	(4,192)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	35,649	314,841	(279,192)	177,572	71,884	105,688
Voya GNMA Income Fund - Class A	172,299	78,965	93,334	90,411	96,108	(5,697)
Voya Intermediate Bond Fund - Class A	36,917	42,194	(5,277)	15,201	18,497	(3,296)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	32,774,297	31,572,536	1,201,761	45,492,601	45,098,380	394,221

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Intermediate Bond Portfolio (continued):
Voya Intermediate Bond Portfolio - Class S	3,251	16,128	(12,877)	2,485	8,757	(6,272)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	197,493	40,549	156,944	74,503	61,079	13,424
Voya High Yield Portfolio - Adviser Class	33	394	(361)	16	1,257	(1,241)
Voya High Yield Portfolio - Institutional Class	2,456,615	3,034,282	(577,667)	6,287,453	1,327,502	4,959,951
Voya High Yield Portfolio - Service Class	8,210	10,388	(2,178)	145,279	1,121,044	(975,765)
Voya Large Cap Growth Portfolio - Adviser Class	9	315	(306)	28	612	(584)
Voya Large Cap Growth Portfolio - Institutional Class	1,854,256	3,521,597	(1,667,341)	3,084,914	3,476,955	(392,041)
Voya Large Cap Growth Portfolio - Service Class	44,674	52,115	(7,441)	46,401	331,074	(284,673)
Voya Large Cap Value Portfolio - Adviser Class	—	159	(159)	—	165	(165)
Voya Large Cap Value Portfolio - Institutional Class	2,841,938	4,651,419	(1,809,481)	3,108,101	4,552,451	(1,444,350)
Voya Large Cap Value Portfolio - Service Class	18,861	16,132	2,729	14,631	31,237	(16,606)
Voya Limited Maturity Bond Portfolio - Adviser Class	88	58	30	41	1,075	(1,034)
Voya U.S. Stock Index Portfolio - Institutional Class	435,071	553,921	(118,850)	2,403,892	1,164,216	1,239,676
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	35	144	(109)	20	961	(941)
VY® Clarion Global Real Estate Portfolio - Institutional Class	395,820	993,299	(597,479)	753,650	954,444	(200,794)
VY® Clarion Real Estate Portfolio - Adviser Class	—	273	(273)	—	—	—
VY® Clarion Real Estate Portfolio - Institutional Class	955,114	964,886	(9,772)	1,213,213	1,224,421	(11,208)
VY® Clarion Real Estate Portfolio - Service Class	179,540	475,057	(295,517)	265,750	417,622	(151,872)
VY® Invesco Growth and Income Portfolio - Institutional Class	351,013	343,483	7,530	98,637	330,737	(232,100)
VY® Invesco Growth and Income Portfolio - Service Class	114,805	224,641	(109,836)	120,546	276,273	(155,727)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	392	4,018	(3,626)	159	430	(271)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	102,398	116,349	(13,951)	68,740	88,809	(20,069)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	236,658	272,131	(35,473)	216,788	231,527	(14,739)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	45	65	(20)	36	1,168	(1,132)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	289,063	355,331	(66,268)	260,204	340,564	(80,360)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	157,772	247,765	(89,993)	239,955	214,661	25,294
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	—	25	(25)	25	—	25
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	1,811	165	1,646	—	210	(210)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,576,272	2,951,646	(375,374)	2,865,017	1,727,657	1,137,360

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,163,561	5,826,939	(663,378)	6,531,993	4,965,966	1,566,027
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	1,078	9,022	(7,944)	325	2,909	(2,584)
VY® T. Rowe Price Equity Income Portfolio - Service Class	921,430	1,240,919	(319,489)	2,640,654	2,101,403	539,251
VY® T. Rowe Price International Stock Portfolio - Adviser Class	159	225	(66)	91	1,484	(1,393)
VY® T. Rowe Price International Stock Portfolio - Service Class	55,901	72,959	(17,058)	74,210	90,184	(15,974)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	25,693,622	19,850,984	5,842,638	16,139,130	14,937,448	1,201,682
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	4,276	6,486	(2,210)	2,160	2,386	(226)
Voya Multi-Manager International Small Cap Fund - Class A	442	873	(431)	634	3,343	(2,709)
Voya Multi-Manager International Small Cap Fund - Class I	42,697	40,464	2,233	26,749	54,944	(28,195)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	1,100	11,490	(10,390)	907	283	624
Voya Global Bond Portfolio - Initial Class	1,979,287	2,162,675	(183,388)	3,061,951	3,318,856	(256,905)
Voya Global Bond Portfolio - Service Class	25,800	18,733	7,067	26,139	17,957	8,182
Voya Index Solution 2025 Portfolio - Initial Class	149,663	402,319	(252,656)	129,703	152,754	(23,051)
Voya Index Solution 2025 Portfolio - Service 2 Class	62,298	58,304	3,994	84,986	139,512	(54,526)
Voya Index Solution 2025 Portfolio - Service Class	293,497	171,224	122,273	195,661	151,860	43,801
Voya Index Solution 2035 Portfolio - Initial Class	185,742	570,883	(385,141)	174,556	144,015	30,541
Voya Index Solution 2035 Portfolio - Service 2 Class	33,406	20,219	13,187	33,573	27,753	5,820
Voya Index Solution 2035 Portfolio - Service Class	160,407	212,882	(52,475)	169,387	113,114	56,273
Voya Index Solution 2045 Portfolio - Initial Class	177,960	559,972	(382,012)	158,543	152,399	6,144
Voya Index Solution 2045 Portfolio - Service 2 Class	23,788	15,554	8,234	53,238	34,787	18,451
Voya Index Solution 2045 Portfolio - Service Class	122,660	95,366	27,294	108,273	88,767	19,506
Voya Index Solution 2055 Portfolio - Initial Class	229,063	417,839	(188,776)	166,846	126,462	40,384
Voya Index Solution 2055 Portfolio - Service 2 Class	23,410	7,392	16,018	27,129	19,041	8,088
Voya Index Solution 2055 Portfolio - Service Class	127,947	85,138	42,809	89,652	56,262	33,390
Voya Index Solution 2065 Portfolio - Initial Class	486	170	316	—	—	—
Voya Index Solution 2065 Portfolio - Service Class	785	—	785	—	—	—
Voya Index Solution Income Portfolio - Initial Class	73,429	207,852	(134,423)	59,518	99,172	(39,654)
Voya Index Solution Income Portfolio - Service 2 Class	11,427	13,107	(1,680)	26,579	49,852	(23,273)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc. (continued):
Voya Index Solution Income Portfolio - Service Class	37,831	37,848	(17)	44,273	40,389	3,884
Voya International High Dividend Low Volatility Portfolio - Adviser Class	227	2,479	(2,252)	395	2,324	(1,929)
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,294,557	1,820,068	(525,511)	1,665,987	2,212,099	(546,112)
Voya International High Dividend Low Volatility Portfolio - Service Class	778	1,092	(314)	1,867	3,960	(2,093)
Voya Solution 2025 Portfolio - Adviser Class	352	11,440	(11,088)	259	3,801	(3,542)
Voya Solution 2025 Portfolio - Initial Class	348,844	207,743	141,101	236,313	149,325	86,988
Voya Solution 2025 Portfolio - Service 2 Class	71,742	161,863	(90,121)	104,467	227,740	(123,273)
Voya Solution 2025 Portfolio - Service Class	1,108,161	1,336,091	(227,930)	1,287,027	1,749,146	(462,119)
Voya Solution 2035 Portfolio - Adviser Class	304	7,260	(6,956)	59	529	(470)
Voya Solution 2035 Portfolio - Initial Class	280,317	179,139	101,178	240,497	75,637	164,860
Voya Solution 2035 Portfolio - Service 2 Class	167,702	294,191	(126,489)	282,459	380,990	(98,531)
Voya Solution 2035 Portfolio - Service Class	1,077,657	1,230,104	(152,447)	1,435,921	1,672,162	(236,241)
Voya Solution 2045 Portfolio - Adviser Class	—	34	(34)	15	14	1
Voya Solution 2045 Portfolio - Initial Class	233,789	161,324	72,465	172,097	90,496	81,601
Voya Solution 2045 Portfolio - Service 2 Class	73,481	129,931	(56,450)	125,765	184,940	(59,175)
Voya Solution 2045 Portfolio - Service Class	827,609	960,119	(132,510)	1,079,684	1,136,874	(57,190)
Voya Solution 2055 Portfolio - Initial Class	139,863	51,250	88,613	105,231	27,950	77,281
Voya Solution 2055 Portfolio - Service 2 Class	25,446	54,631	(29,185)	56,600	69,219	(12,619)
Voya Solution 2055 Portfolio - Service Class	491,476	279,999	211,477	542,185	366,855	175,330
Voya Solution 2065 Portfolio - Service Class	36,567	6,423	30,144	—	—	—
Voya Solution Balanced Portfolio - Service Class	53,278	46,007	7,271	57,489	69,726	(12,237)
Voya Solution Income Portfolio - Adviser Class	—	24,961	(24,961)	—	1,528	(1,528)
Voya Solution Income Portfolio - Initial Class	275,945	112,571	163,374	88,856	120,185	(31,329)
Voya Solution Income Portfolio - Service 2 Class	92,480	119,522	(27,042)	96,853	149,150	(52,297)
Voya Solution Income Portfolio - Service Class	204,243	461,236	(256,993)	667,378	1,183,991	(516,613)
Voya Solution Moderately Conservative Portfolio - Service Class	82,361	89,287	(6,926)	122,790	80,597	42,193
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	12	558	(546)	329	319	10
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	168,573	243,293	(74,720)	158,796	454,173	(295,377)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	546,373	818,118	(271,745)	1,821,555	1,273,548	548,007
VY® Baron Growth Portfolio - Adviser Class	2,117	3,980	(1,863)	306	1,155	(849)
VY® Baron Growth Portfolio - Service Class	778,591	1,194,283	(415,692)	2,199,034	1,621,251	577,783

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc. (continued):
VY® Columbia Contrarian Core Portfolio - Service Class	178,875	209,130	(30,255)	68,823	106,652	(37,829)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	217	(217)	—	203	(203)
VY® Columbia Small Cap Value II Portfolio - Service Class	59,896	59,749	147	45,575	83,365	(37,790)
VY® Invesco Comstock Portfolio - Adviser Class	545	1,344	(799)	301	1,248	(947)
VY® Invesco Comstock Portfolio - Service Class	591,822	803,640	(211,818)	1,557,631	1,656,610	(98,979)
VY® Invesco Equity and Income Portfolio - Adviser Class	363	1,574	(1,211)	405	5,431	(5,026)
VY® Invesco Equity and Income Portfolio - Initial Class	1,941,859	3,162,461	(1,220,602)	1,609,527	2,809,804	(1,200,277)
VY® Invesco Equity and Income Portfolio - Service Class	28,399	37,631	(9,232)	16,784	35,912	(19,128)
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	64	1,573	(1,509)	100	856	(756)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	2,158,439	4,358,039	(2,199,600)	3,330,556	5,093,462	(1,762,906)
VY® Invesco Oppenheimer Global Portfolio - Service Class	4,836	4,098	738	4,786	5,230	(444)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	692	2,917	(2,225)	109	1,286	(1,177)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	74,569	200,019	(125,450)	84,055	227,949	(143,894)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	421,582	595,445	(173,863)	739,176	935,458	(196,282)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	247	1,330	(1,083)	296	535	(239)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,638,486	2,834,857	(1,196,371)	2,014,985	2,634,191	(619,206)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	4,413	9,803	(5,390)	4,093	12,811	(8,718)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	306	3,962	(3,656)	381	3,919	(3,538)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	1,832,891	2,333,716	(500,825)	15,209,008	13,793,775	1,415,233
VY® T. Rowe Price Growth Equity Portfolio - Service Class	20,069	35,510	(15,441)	10,132	37,585	(27,453)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	220,141	172,160	47,981	115,626	123,565	(7,939)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	580,123	571,187	8,936	1,176,834	1,175,186	1,648
Voya Strategic Allocation Growth Portfolio - Class I	491,491	579,979	(88,488)	483,348	570,917	(87,569)
Voya Strategic Allocation Moderate Portfolio - Class I	784,968	918,384	(133,416)	845,269	992,141	(146,872)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	910	8,053	(7,143)	200	3,804	(3,604)
Voya Growth and Income Portfolio - Class I	6,237,376	8,476,083	(2,238,707)	7,361,771	10,147,939	(2,786,168)
Voya Growth and Income Portfolio - Class S	4,940	4,035	905	1,531	1,545	(14)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	2,382,830	3,152,229	(769,399)	3,810,656	3,912,017	(101,361)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Global High Dividend Low Volatility Portfolio - Class S	74,052	165,763	(91,711)	66,418	154,154	(87,736)
Voya Index Plus LargeCap Portfolio - Class I	1,790,620	2,533,860	(743,240)	3,027,125	3,967,308	(940,183)
Voya Index Plus LargeCap Portfolio - Class S	263	3,496	(3,233)	56	1,003	(947)
Voya Index Plus MidCap Portfolio - Class I	1,085,495	1,847,842	(762,347)	2,830,622	2,647,839	182,783
Voya Index Plus MidCap Portfolio - Class S	64	757	(693)	190	794	(604)
Voya Index Plus SmallCap Portfolio - Class I	522,914	846,578	(323,664)	511,557	928,183	(416,626)
Voya Index Plus SmallCap Portfolio - Class S	76	1,110	(1,034)	58	978	(920)
Voya International Index Portfolio - Class I	1,000,399	1,153,638	(153,239)	1,089,060	1,120,328	(31,268)
Voya International Index Portfolio - Class S	31	1	30	17	—	17
Voya Russell™ Large Cap Growth Index Portfolio - Class I	14,650,191	14,524,569	125,622	17,941,062	17,776,014	165,048
Voya Russell™ Large Cap Growth Index Portfolio - Class S	15,223	17,026	(1,803)	14,514	5,600	8,914
Voya Russell™ Large Cap Index Portfolio - Class I	1,955,641	1,511,950	443,691	1,512,475	1,187,425	325,050
Voya Russell™ Large Cap Index Portfolio - Class S	101,538	102,564	(1,026)	176,779	178,294	(1,515)
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,510	4,000	(1,490)	5,289	10,542	(5,253)
Voya Russell™ Large Cap Value Index Portfolio - Class S	197,568	195,430	2,138	151,755	118,308	33,447
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	94,804	143,295	(48,491)	113,461	105,139	8,322
Voya Russell™ Mid Cap Index Portfolio - Class I	1,358,865	1,741,156	(382,291)	1,893,371	1,509,026	384,345
Voya Russell™ Small Cap Index Portfolio - Class I	1,348,440	1,144,648	203,792	1,830,685	1,031,016	799,669
Voya Small Company Portfolio - Class I	655,767	943,745	(287,978)	1,382,101	1,671,176	(289,075)
Voya Small Company Portfolio - Class S	662	2,356	(1,694)	228	20	208
Voya U.S. Bond Index Portfolio - Class I	1,686,872	982,001	704,871	611,067	404,644	206,423
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	827,693	1,228,280	(400,587)	1,232,609	1,535,476	(302,867)
Voya MidCap Opportunities Portfolio - Class S	9,560	15,634	(6,074)	2,675	9,437	(6,762)
Voya SmallCap Opportunities Portfolio - Class I	433,859	641,044	(207,185)	790,086	825,337	(35,251)
Voya SmallCap Opportunities Portfolio - Class S	—	1,658	(1,658)	459	1,423	(964)
Wanger Advisors Trust:
Wanger International	259,765	521,716	(261,951)	273,812	549,469	(275,657)
Wanger Select	112,839	320,652	(207,813)	128,252	361,161	(232,909)
Wanger USA	256,199	588,081	(331,882)	365,912	484,200	(118,288)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Washington Mutual Investors Fund℠, Inc.:
Washington Mutual Investors Fund℠ - Class R-3	14,144	20,044	(5,900)	15,215	76,988	(61,773)
Washington Mutual Investors Fund℠ - Class R-4	823,778	1,317,189	(493,411)	1,483,276	1,354,650	128,626
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class	174,138	154,759	19,379	201,292	226,086	(24,794)
Wells Fargo Small Company Value Fund - Class A	1,118	947	171	12,562	789	11,773
Wells Fargo Special Small Cap Value Fund - Class A	149,974	370,353	(220,379)	137,920	296,042	(158,122)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.    Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2020, 2019, 2018, 2017, and 2016, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Relative Value Fund - Class A
2020		6	$11.54	to	$28.84	$164	1.21%	0.70%	to	1.25%	1.86%	to	5.87%
2019		6	$11.46	to	$28.25	$167	1.17%	0.70%	to	0.90%	22.02%	to	22.09%
2018		8	$22.43	to	$23.46	$174	1.10%	0.60%	to	0.90%	-6.66%	to	-6.57%
2017		8	$24.03	to	$24.37	$191	0.81%	0.80%	to	0.90%	17.68%	to	17.79%
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
AB VPS Growth and Income Portfolio - Class A
2020		22	$28.83	to	$29.31	$653	1.48%	1.15%	to	1.25%	1.44%	to	1.56%
2019		24	$28.42	to	$28.86	$700	1.26%	1.15%	to	1.25%	22.39%	to	22.50%
2018		24	$23.22	to	$23.56	$572	1.01%	1.15%	to	1.25%	-6.82%	to	-6.69%
2017		25	$24.91	to	$25.25	$622	1.26%	1.15%	to	1.25%	17.49%	to	17.55%
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
2020		1,600		$14.30		$22,876	0.28%		0.00%			22.96%
2019		1,475		$11.63		$17,155	1.47%		0.00%			23.46%
2018		1,322		$9.42		$12,452	2.69%		0.00%			-15.14%
2017		1,117		$11.10		$12,399	1.56%		0.00%			26.28%
2016		784		$8.79		$6,893	2.63%		0.00%			6.55%
Invesco Capital Appreciation Fund - Class A
2020		2	$34.18	to	$36.26	$83	0.00%	0.85%	to	1.20%	34.67%	to	35.15%
2019		3	$25.38	to	$26.83	$75	0.00%	0.85%	to	1.20%	34.43%	to	34.89%
2018		3	$18.88	to	$19.89	$66	0.00%	0.85%	to	1.20%	-7.09%	to	-6.75%
2017		3	$20.32	to	$21.33	$74	0.01%	0.85%	to	1.20%	25.05%	to	25.47%
2016		4	$16.25	to	$17.00	$64	0.07%	0.85%	to	1.20%	-3.50%	to	-3.19%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Floating Rate ESG Fund - Class R5
2020		27	$11.27	to	$12.12	$312	4.17%	0.30%	to	1.40%	0.44%	to	1.51%
2019		31	$11.22	to	$11.94	$359	5.96%	0.30%	to	1.40%	6.13%	to	7.28%
2018		26	$10.57	to	$11.13	$279	5.52%	0.30%	to	1.40%	-1.49%	to	-0.27%
2017		14	$10.73	to	$11.16	$156	4.09%	0.30%	to	1.40%	2.88%	to	4.01%
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
Invesco Main Street Fund - Class A
2020		94	$17.04	to	$17.18	$1,598	0.80%	0.95%	to	1.20%	13.00%	to	13.32%
2019		112	$13.13	to	$15.16	$1,650	1.02%	0.75%	to	1.20%	30.45%	to	30.91%
2018		81	$10.03	to	$11.60	$910	1.17%	0.75%	to	1.20%	-9.05%	to	-8.57%
2017		64	$10.97	to	$12.72	$796	1.34%	0.75%	to	1.20%	15.34%	to	15.43%
2016	05/13/2016	17		$11.02		$182	(a)		1.20%			(a)
Invesco Main Street Mid Cap Fund® - Class A
2020	05/15/2020	275	$13.94	to	$14.07	$3,850	(e)	0.25%	to	1.50%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Small Cap Growth Fund - Class A
2020		4		$55.86		$203	0.00%		1.00%			55.43%
2019		3		$35.94		$114	0.00%		1.00%			23.04%
2018		3		$29.21		$91	0.00%		1.00%			9.90%
2017		3		$32.42		$102	0.00%		1.00%			23.68%
2016		3		$26.22		$72	0.00%		1.00%			10.21%
Invesco International Growth Fund - Class R5
2020		52	$13.64	to	$16.96	$830	1.17%	0.75%	to	0.95%	12.63%	to	12.92%
2019		50	$12.11	to	$15.02	$715	2.42%	0.75%	to	0.95%	27.21%	to	27.40%
2018		46	$9.52	to	$11.79	$523	1.16%	0.75%	to	0.95%	-15.90%	to	-15.67%
2017		50	$11.32	to	$13.98	$686	2.17%	0.75%	to	0.95%		21.99%
2016		48		$11.46		$547	1.69%		0.85%			-1.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco International Small-Mid Company Fund - Class Y
2020		52	$20.21	to	$21.96	$1,074	0.00%	0.15%	to	1.40%	23.30%	to	24.37%
2019		48	$16.39	to	$17.19	$795	0.45%	0.55%	to	1.40%	23.33%	to	24.38%
2018		40	$13.29	to	$13.82	$543	0.86%	0.55%	to	1.40%	-10.51%	to	-9.73%
2017		41	$14.85	to	$15.31	$616	1.30%	0.55%	to	1.40%	36.36%	to	37.31%
2016		33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
Invesco Oppenheimer International Growth Fund - Class Y
2020		29	$13.64	to	$14.67	$405	0.00%	0.30%	to	1.40%	20.49%	to	21.70%
2019		67	$11.32	to	$11.98	$770	1.27%	0.40%	to	1.40%	27.19%	to	28.54%
2018		55	$8.90	to	$9.32	$492	1.45%	0.40%	to	1.40%	-20.46%	to	-19.72%
2017		42	$11.19	to	$11.61	$474	1.12%	0.40%	to	1.40%	25.17%	to	26.47%
2016		28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
Invesco Developing Markets Fund - Class A
2020		3,326	$15.00	to	$139.34	$252,661	0.00%	0.00%	to	1.75%	15.18%	to	17.26%
2019		3,775	$12.89	to	$118.87	$246,688	0.24%	0.00%	to	1.75%	21.86%	to	23.99%
2018		4,037	$10.47	to	$95.87	$216,966	0.25%	0.00%	to	1.75%	-13.67%	to	-12.14%
2017		4,354	$12.01	to	$109.12	$268,701	0.34%	0.00%	to	1.75%	32.45%	to	34.81%
2016		3,352	$10.31	to	$80.96	$197,196	0.23%	0.00%	to	1.75%	5.05%	to	6.94%
Invesco Developing Markets Fund - Class Y
2020		2,869	$16.35	to	$18.15	$50,156	0.22%	0.00%	to	1.25%	16.04%	to	17.48%
2019		3,305	$14.09	to	$15.45	$49,389	0.55%	0.00%	to	1.25%	22.74%	to	24.30%
2018		3,523	$11.48	to	$12.43	$42,564	0.56%	0.00%	to	1.25%	-13.03%	to	-11.91%
2017		3,726	$13.20	to	$14.11	$51,340	0.67%	0.00%	to	1.25%	33.47%	to	35.15%
2016		3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
Invesco Endeavor Fund - Class A
2020		1	$23.31	to	$24.62	$25	0.00%	0.45%	to	0.95%	-1.27%	to	26.79%
2019		1	$23.61	to	$24.81	$26	0.00%	0.45%	to	0.95%	20.58%	to	21.20%
2018		1	$19.58	to	$20.47	$14	0.00%	0.45%	to	0.95%	-17.87%	to	-17.46%
2017		1	$23.84	to	$24.80	$15	0.00%	0.45%	to	0.95%	16.55%	to	16.93%
2016		1	$20.00	to	$21.21	$12	0.00%	0.45%	to	1.30%	19.26%	to	20.31%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Health Care Fund - Investor Class
2020		1	$93.82	to	$107.02	$92	0.00%	0.65%	to	1.50%	12.74%	to	13.69%
2019		1	$83.22	to	$94.13	$115	0.00%	0.65%	to	1.50%	30.01%	to	31.14%
2018		2	$64.01	to	$71.78	$132	0.00%	0.65%	to	1.50%	-1.04%	to	-0.19%
2017		2	$64.67	to	$71.91	$109	0.00%	0.65%	to	1.50%	13.73%	to	14.72%
2016		3	$56.86	to	$62.69	$190	0.19%	0.65%	to	1.50%	-13.02%	to	-12.28%
Invesco International Bond Fund - Class A
2020		1	$12.02	to	$13.62	$9	3.77%	0.60%	to	1.75%	7.13%	to	8.53%
2019		4	$11.70	to	$12.54	$44	5.59%	0.70%	to	1.40%	8.37%	to	8.67%
2018		12	$10.99	to	$11.80	$135	4.75%	0.45%	to	1.25%	-7.02%	to	-6.27%
2017		13	$11.82	to	$12.59	$160	3.79%	0.45%	to	1.25%	9.44%	to	10.34%
2016		15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
Invesco High Yield Fund - Class R5
2020		33	$11.80	to	$12.70	$395	8.54%	0.30%	to	1.40%	2.52%	to	3.67%
2019		69	$11.51	to	$12.25	$800	6.15%	0.30%	to	1.40%	11.96%	to	13.22%
2018		51	$10.28	to	$10.82	$533	5.54%	0.30%	to	1.40%	-4.64%	to	-3.57%
2017		37	$10.78	to	$11.22	$405	5.31%	0.30%	to	1.40%	5.17%	to	6.35%
2016		26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
Invesco American Value Fund - Class R5
2020		64	$12.90	to	$13.65	$834	0.44%	0.55%	to	1.40%	0.23%	to	1.11%
2019		77	$12.87	to	$13.50	$1,002	0.34%	0.55%	to	1.40%	23.39%	to	24.42%
2018		72	$10.43	to	$10.85	$754	0.92%	0.55%	to	1.40%	-13.80%	to	-13.41%
2017		62	$12.10	to	$12.30	$761	1.02%	0.95%	to	1.40%	8.33%	to	8.75%
2016		64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
Invesco Energy Fund - Class R5
2020		12	$2.98	to	$3.24	$37	2.38%	0.15%	to	1.40%	-32.81%	to	14.34%
2019		10	$4.43	to	$4.72	$47	2.20%	0.30%	to	1.40%	3.75%	to	5.12%
2018		10	$4.27	to	$4.49	$44	2.41%	0.30%	to	1.40%	-27.50%	to	-26.75%
2017		20	$5.89	to	$6.13	$122	4.30%	0.30%	to	1.40%	-9.10%	to	-8.51%
2016		6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Gold & Special Minerals Fund - Class A
2020		18	$10.28	to	$11.59	$202	2.14%	0.45%	to	1.55%	22.39%	to	37.80%
2019		10	$7.59	to	$8.26	$79	0.00%	0.80%	to	1.65%	44.02%	to	45.17%
2018		8	$5.27	to	$5.69	$45	0.00%	0.80%	to	1.65%		-14.29%
2017		8	$6.12	to	$6.92	$52	3.12%	0.20%	to	1.75%	15.04%	to	16.89%
2016		7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
Invesco Small Cap Value Fund - Class A
2020		1	$34.32	to	$39.70	$52	0.00%	0.20%	to	1.45%	9.71%	to	63.51%
2019		1	$30.76	to	$35.90	$45	0.00%	0.20%	to	1.65%	29.90%	to	31.79%
2018		2	$23.68	to	$27.24	$60	0.00%	0.20%	to	1.65%	-26.53%	to	-25.43%
2017		4	$32.23	to	$36.53	$152	0.00%	0.20%	to	1.65%	16.35%	to	17.46%
2016		11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
2020		1	$17.09	to	$35.08	$23	0.00%	1.25%	to	1.50%	38.61%	to	38.93%
2019		1	$12.33	to	$25.25	$18	0.00%	1.25%	to	1.50%	37.31%	to	37.68%
2018		1	$8.98	to	$18.34	$14	0.00%	1.25%	to	1.50%	-7.52%	to	-7.28%
2017		2	$9.71	to	$19.78	$16	0.03%	1.25%	to	1.50%	26.93%	to	27.20%
2016		2	$7.65	to	$15.55	$14	0.00%	1.25%	to	1.50%	0.79%	to	1.04%
Invesco Oppenheimer V.I. Global Fund - Series I
2020		5	$59.62	to	$73.13	$359	0.61%	0.50%	to	1.40%	25.86%	to	27.01%
2019		6	$33.47	to	$57.58	$292	0.76%	0.50%	to	1.40%	29.96%	to	31.13%
2018		6	$25.59	to	$43.91	$231	1.17%	0.50%	to	1.40%	-14.40%	to	-13.61%
2017		6	$25.66	to	$50.83	$283	0.94%	0.50%	to	1.80%	34.21%	to	35.98%
2016		6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
2020		4	$23.18	to	$27.19	$101	6.03%	0.55%	to	1.25%	2.11%	to	2.84%
2019		4	$22.70	to	$26.44	$98	4.26%	0.55%	to	1.25%	9.40%	to	10.21%
2018		4	$20.75	to	$23.99	$90	5.41%	0.55%	to	1.25%	-5.60%	to	-4.91%
2017		4	$21.98	to	$25.23	$95	2.30%	0.55%	to	1.25%	4.97%	to	5.70%
2016		4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer V.I. Main Street Fund - Series I
2020		2	$23.73	to	$27.60	$59	1.67%	1.25%	to	1.50%	12.25%	to	12.52%
2019		3	$21.14	to	$24.53	$61	1.75%	1.25%	to	1.50%	30.09%	to	30.48%
2018		3	$16.25	to	$18.80	$53	1.68%	1.25%	to	1.50%	-9.27%	to	-9.05%
2017		4	$17.91	to	$20.67	$66	1.26%	1.25%	to	1.50%	15.18%	to	15.47%
2016		4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
2020		1,025	$13.41	to	$43.33	$30,180	0.53%	0.25%	to	1.50%	18.14%	to	28.88%
2019		1,156	$11.22	to	$36.50	$29,094	0.20%	0.00%	to	1.50%	24.57%	to	26.47%
2018		1,000	$18.81	to	$29.15	$24,778	0.33%	0.00%	to	1.50%	-11.67%	to	-10.32%
2017		1,058	$21.17	to	$32.83	$29,512	0.87%	0.00%	to	1.50%	12.45%	to	14.17%
2016		1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
Invesco V.I. American Franchise Fund - Series I
2020		516	$33.83	to	$141.45	$45,196	0.07%	0.00%	to	1.50%	40.25%	to	42.35%
2019		505	$24.12	to	$99.37	$32,064	0.00%	0.00%	to	1.50%	34.67%	to	36.76%
2018		553	$17.91	to	$72.66	$26,539	0.00%	0.00%	to	1.50%	-5.06%	to	-3.62%
2017		560	$18.86	to	$75.39	$28,558	0.09%	0.00%	to	1.50%	25.44%	to	27.33%
2016		569	$15.03	to	$59.21	$23,516	0.00%	0.00%	to	1.50%	0.74%	to	2.28%
Invesco V.I. Core Equity Fund - Series I
2020		1,475	$18.10	to	$33.78	$32,553	1.26%	0.10%	to	1.95%	11.61%	to	13.73%
2019		1,570	$16.09	to	$29.82	$30,828	0.97%	0.10%	to	1.95%	26.42%	to	28.80%
2018		1,738	$12.62	to	$23.24	$27,039	0.93%	0.00%	to	1.95%	-11.17%	to	-9.39%
2017		1,909	$14.10	to	$25.77	$33,267	1.02%	0.00%	to	1.95%	11.03%	to	13.17%
2016		2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
Alger Responsible Investing Fund - Class A
2020		274	$31.41	to	$52.37	$12,770	0.00%	0.00%	to	1.50%	4.67%	to	35.78%
2019		204	$22.32	to	$38.57	$7,080	0.00%	0.00%	to	1.50%	31.94%	to	33.88%
2018		234	$15.94	to	$28.81	$6,124	0.00%	0.00%	to	1.50%	-3.15%	to	-1.64%
2017		206	$16.43	to	$29.29	$5,544	0.00%	0.00%	to	1.50%	25.51%	to	27.40%
2016		171	$13.07	to	$22.99	$3,644	0.00%	0.00%	to	1.50%	0.49%	to	2.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Alger Capital Appreciation Fund - Class A
2020		4	$49.32	to	$51.80	$189	0.00%	0.70%	to	1.15%	39.99%	to	40.65%
2019		3	$35.23	to	$37.20	$123	0.00%	0.60%	to	1.15%	31.60%	to	32.34%
2018		4	$26.77	to	$28.11	$115	0.00%	0.60%	to	1.15%	-2.12%	to	-1.58%
2017		4	$27.35	to	$28.56	$103	0.00%	0.60%	to	1.15%	30.19%	to	30.41%
2016		22	$20.51	to	$21.90	$481	0.00%	0.60%	to	1.55%	-1.20%	to	-0.37%
AllianzGI Dividend Value Fund - Class A
2020		6	$27.43	to	$28.73	$179	1.42%	0.60%	to	1.00%	-3.45%	to	11.79%
2019		9	$28.41	to	$29.33	$244	1.85%	0.70%	to	1.00%	23.41%	to	23.76%
2018		13	$23.02	to	$23.70	$297	1.91%	0.70%	to	1.00%	-11.02%	to	-10.73%
2017		13	$25.87	to	$26.55	$331	1.88%	0.70%	to	1.00%	14.57%	to	14.89%
2016		13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
AllianzGI Large-Cap Value Fund - Institutional Class
2020		—		$19.04		$8	0.00%		0.80%			1.49%
2019		—		$18.76		$8	0.00%		0.80%			23.99%
2018		—		$15.13		$6	0.00%		0.80%			-10.10%
2017		—		$16.83		$7	2.04%		0.80%			20.39%
2016		—		$13.98		$6	2.28%		0.80%			13.47%
AllianzGI Small-Cap Value Fund - Class A
2020		1	$26.63	to	$31.53	$23	0.00%	0.45%	to	1.45%	-5.97%	to	19.21%
2019		1	$28.32	to	$31.91	$29	0.00%	0.70%	to	1.45%	22.49%	to	23.40%
2018		9	$23.12	to	$26.44	$240	2.88%	0.55%	to	1.45%	-20.47%	to	-19.76%
2017		12	$29.07	to	$32.95	$385	0.41%	0.55%	to	1.45%	8.35%	to	9.07%
2016		19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
Amana Growth Fund - Investor Class
2020		2,150	$15.05	to	$52.35	$77,907	0.24%	0.00%	to	1.50%	26.62%	to	32.85%
2019		2,178	$11.37	to	$39.56	$62,144	0.40%	0.00%	to	1.70%	30.84%	to	33.09%
2018		1,900	$20.93	to	$30.28	$46,429	0.46%	0.00%	to	1.70%	0.69%	to	2.43%
2017		1,942	$20.74	to	$29.64	$46,559	0.49%	0.00%	to	1.70%	26.82%	to	29.03%
2016		1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Amana Income Fund - Investor Class
2020		2,605	$12.88	to	$35.87	$77,421	1.10%	0.00%	to	1.50%	2.10%	to	60.49%
2019		2,815	$11.34	to	$31.61	$74,306	1.25%	0.00%	to	1.50%	23.38%	to	25.29%
2018		3,088	$18.69	to	$25.70	$66,562	1.19%	0.00%	to	1.50%	-6.64%	to	-5.21%
2017		3,299	$20.01	to	$27.18	$75,988	0.55%	0.00%	to	1.50%	19.88%	to	21.66%
2016		3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
American Balanced Fund® - Class R-3
2020		62	$25.65	to	$31.42	$1,826	1.05%	0.20%	to	1.40%	6.15%	to	10.28%
2019		74	$23.35	to	$29.41	$1,969	1.51%	0.00%	to	1.45%	17.04%	to	18.78%
2018		124	$19.95	to	$24.76	$2,791	1.60%	0.00%	to	1.45%	-4.45%	to	-3.05%
2017		126	$20.59	to	$25.54	$2,956	1.39%	0.00%	to	1.55%	13.32%	to	15.05%
2016		212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
American Beacon Small Cap Value Fund - Investor Class
2020		8	$11.26	to	$14.31	$97	0.36%	0.55%	to	1.25%	2.48%	to	3.17%
2019		35	$10.96	to	$13.87	$463	1.03%	0.55%	to	1.25%	21.51%	to	22.42%
2018		28	$8.99	to	$11.33	$315	0.32%	0.55%	to	1.25%	-16.96%	to	-16.38%
2017		23	$10.79	to	$13.55	$303	0.27%	0.55%	to	1.25%	7.05%	to	7.46%
2016		17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
Inflation-Adjusted Bond Fund - Investor Class
2020		2,750	$11.51	to	$15.67	$35,705	1.22%	0.00%	to	1.70%	8.38%	to	10.27%
2019		2,226	$10.51	to	$14.21	$26,836	2.33%	0.00%	to	1.80%	5.96%	to	7.90%
2018		2,568	$9.82	to	$13.17	$29,126	2.83%	0.00%	to	1.80%	-4.20%	to	-2.52%
2017		2,734	$10.15	to	$13.51	$31,930	2.53%	0.00%	to	1.90%	1.15%	to	3.05%
2016		2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
American Century Investments® Disciplined Core Value Fund - A Class
2020		450	$26.16	to	$88.36	$11,886	1.54%	0.65%	to	1.20%	10.29%	to	10.88%
2019		486	$23.72	to	$79.69	$11,609	1.84%	0.65%	to	1.20%	22.21%	to	22.90%
2018		502	$19.41	to	$64.84	$9,812	1.69%	0.65%	to	1.20%	-8.18%	to	-7.70%
2017		517	$21.14	to	$70.25	$11,002	2.15%	0.65%	to	1.20%	18.83%	to	19.51%
2016		537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds® Fundamental Investors® - Class R-3
2020		38	$24.46	to	$29.02	$1,054	1.21%	0.00%	to	1.35%	11.95%	to	65.15%
2019		46	$21.39	to	$25.32	$1,090	1.31%	0.00%	to	1.45%	25.38%	to	27.17%
2018		47	$17.06	to	$19.91	$889	1.25%	0.00%	to	1.45%	-8.33%	to	-6.96%
2017		52	$18.43	to	$21.40	$1,037	1.12%	0.00%	to	1.55%	21.09%	to	22.68%
2016		89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
American Funds® Fundamental Investors® - Class R-4
2020		4,767	$24.93	to	$30.14	$127,998	1.53%	0.00%	to	1.50%	11.75%	to	18.60%
2019		5,153	$22.02	to	$26.23	$121,394	1.56%	0.00%	to	1.50%	25.61%	to	27.58%
2018		5,236	$17.53	to	$20.56	$97,554	1.56%	0.00%	to	1.50%	-8.03%	to	-6.67%
2017		5,519	$19.06	to	$22.03	$111,597	1.49%	0.00%	to	1.50%	21.48%	to	23.28%
2016		5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
American Mutual Fund® - Class R-4
2020		77	$24.22	to	$27.88	$1,951	2.20%	0.00%	to	1.40%	2.77%	to	4.73%
2019		115	$23.45	to	$26.62	$2,782	0.90%	0.00%	to	1.40%	19.95%	to	21.66%
2018		430	$19.55	to	$21.88	$9,173	2.09%	0.00%	to	1.40%	-3.46%	to	-2.15%
2017		364	$20.25	to	$22.36	$7,946	2.01%	0.00%	to	1.40%	15.91%	to	17.62%
2016		251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
AMG Managers Fairpointe Mid Cap Fund - Class N
2020		1,102	$10.70	to	$24.67	$20,180	0.07%	0.00%	to	1.50%	2.34%	to	3.87%
2019		1,259	$10.33	to	$23.75	$22,420	0.87%	0.00%	to	1.50%	13.72%	to	15.46%
2018		1,202	$18.07	to	$20.57	$22,907	0.34%	0.00%	to	1.50%	-19.80%	to	-18.60%
2017		1,477	$22.53	to	$25.27	$34,886	0.00%	0.00%	to	1.50%	9.85%	to	11.52%
2016		1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
Ariel Appreciation Fund - Investor Class
2020		3	$25.43	to	$30.89	$97	0.73%	0.75%	to	1.90%	5.34%	to	6.55%
2019		6	$24.14	to	$29.69	$177	0.68%	0.60%	to	1.90%	22.23%	to	23.86%
2018		18	$19.75	to	$23.97	$412	0.85%	0.60%	to	1.90%	-15.60%	to	-14.51%
2017		19	$23.40	to	$28.04	$529	0.82%	0.60%	to	1.90%	12.93%	to	14.40%
2016		21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ariel Fund - Investor Class
2020		318	$25.82	to	$46.81	$9,371	0.29%	0.15%	to	1.90%	7.41%	to	94.29%
2019		384	$23.82	to	$41.45	$10,234	0.88%	0.30%	to	1.90%	22.35%	to	24.30%
2018		415	$19.40	to	$33.35	$9,051	0.95%	0.00%	to	1.90%	-15.32%	to	-13.68%
2017		432	$22.81	to	$38.75	$11,013	0.67%	0.00%	to	1.90%	13.71%	to	15.90%
2016		514	$19.98	to	$33.54	$11,259	0.27%	0.00%	to	1.90%	13.39%	to	15.54%
Artisan International Fund - Investor Shares
2020		715	$13.95	to	$25.47	$10,829	0.21%	0.25%	to	1.80%	6.00%	to	16.43%
2019		784	$13.16	to	$23.93	$11,144	0.92%	0.00%	to	1.50%	27.27%	to	29.27%
2018		885	$10.34	to	$18.72	$9,892	1.12%	0.00%	to	1.50%	-12.22%	to	-10.87%
2017		1,026	$11.78	to	$21.22	$13,001	0.73%	0.00%	to	1.50%	29.03%	to	30.99%
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
BlackRock Equity Dividend Fund - Investor A Shares
2020		37	$26.13	to	$29.95	$1,066	1.58%	0.40%	to	1.65%	2.14%	to	19.19%
2019		34	$25.76	to	$29.01	$964	1.85%	0.40%	to	1.60%	25.31%	to	26.74%
2018		35	$20.48	to	$22.89	$769	1.54%	0.40%	to	1.65%	-8.98%	to	-7.81%
2017		37	$22.49	to	$25.43	$920	1.21%	0.10%	to	1.65%	14.56%	to	16.33%
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2020		578	$18.03	to	$19.70	$11,225	0.19%	0.00%	to	1.40%	6.57%	to	19.75%
2019		466	$15.26	to	$16.60	$7,651	0.48%	0.00%	to	1.40%	23.86%	to	25.67%
2018		496	$12.32	to	$13.34	$6,535	0.45%	0.00%	to	1.40%	6.75%	to	8.20%
2017		300	$11.54	to	$12.44	$3,677	0.06%	0.05%	to	1.40%	23.42%	to	24.26%
2016		124	$9.35	to	$10.05	$1,228	0.00%	0.10%	to	1.40%	-7.06%	to	-5.81%
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2020		1,980	$17.65	to	$18.94	$35,936	0.00%	0.25%	to	1.50%	12.71%	to	19.10%
2019		1,831	$14.99	to	$16.08	$28,072	0.31%	0.00%	to	1.50%	23.37%	to	25.23%
2018		2,017	$12.15	to	$12.84	$24,939	0.11%	0.00%	to	1.50%	6.39%	to	7.99%
2017		1,777	$11.42	to	$11.89	$20,564	0.00%	0.00%	to	1.50%	22.93%	to	24.76%
2016		1,320	$9.29	to	$9.53	$12,358	0.00%	0.00%	to	1.50%	-7.47%	to	-6.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Mid Cap Dividend Fund - Institutional Shares
2020		20	$14.89	to	$15.86	$308	1.39%	0.30%	to	1.25%	5.83%	to	6.87%
2019		19	$13.95	to	$14.84	$269	1.75%	0.30%	to	1.40%	27.75%	to	29.16%
2018		17	$10.92	to	$11.49	$188	2.00%	0.30%	to	1.40%	-10.78%	to	-9.81%
2017		17	$12.24	to	$12.74	$213	1.60%	0.30%	to	1.40%	7.36%	to	8.52%
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
BlackRock Mid Cap Dividend Fund - Investor A Shares
2020		404	$32.95	to	$38.12	$14,194	1.13%	0.25%	to	1.50%	0.40%	to	32.14%
2019		442	$31.31	to	$36.34	$14,680	1.42%	0.10%	to	1.50%	27.33%	to	29.09%
2018		459	$24.59	to	$28.15	$11,923	1.66%	0.10%	to	1.50%	-11.10%	to	-9.83%
2017		500	$27.66	to	$31.22	$14,540	1.15%	0.10%	to	1.50%	6.96%	to	8.44%
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
Bond Fund of America℠ - Class R-4
2020		1,855	$11.33	to	$16.00	$25,934	1.91%	0.00%	to	1.50%	0.39%	to	10.73%
2019		1,162	$10.27	to	$14.45	$14,957	2.18%	0.00%	to	1.50%	6.40%	to	8.00%
2018		879	$11.40	to	$13.38	$10,636	2.26%	0.00%	to	1.50%	-1.64%	to	-0.07%
2017		857	$11.59	to	$13.39	$10,477	1.86%	0.00%	to	1.50%	1.67%	to	3.16%
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
Calvert US Large-Cap Core Responsible Index Fund - Class A
2020		1		$13.90		$16	0.00%		1.00%			24.55%
2019	06/04/2019	1		$11.16		$8	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Calvert VP SRI Balanced Portfolio
2020		1,276	$21.12	to	$70.43	$59,393	1.45%	0.00%	to	1.50%	12.16%	to	30.57%
2019		1,319	$18.49	to	$61.56	$53,468	1.57%	0.00%	to	1.50%	22.56%	to	24.44%
2018		1,371	$14.99	to	$49.86	$45,323	1.81%	0.00%	to	1.50%	-4.12%	to	-2.66%
2017		1,449	$15.54	to	$51.61	$49,710	1.98%	0.00%	to	1.50%	10.34%	to	11.95%
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Capital Income Builder® - Class R-4
2020		631	$11.82	to	$12.87	$7,663	3.57%	0.00%	to	1.50%	1.72%	to	16.87%
2019		505	$11.62	to	$12.46	$5,991	3.27%	0.00%	to	1.50%	15.62%	to	17.33%
2018		448	$10.05	to	$10.62	$4,575	3.48%	0.00%	to	1.50%	-8.47%	to	-7.09%
2017		390	$10.98	to	$11.43	$4,337	3.57%	0.00%	to	1.50%	12.38%	to	14.19%
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
Capital World Growth & Income Fund℠ - Class R-3
2020		22	$27.95	to	$31.59	$670	1.07%	0.20%	to	1.25%	13.44%	to	25.34%
2019		24	$24.61	to	$27.52	$637	1.51%	0.20%	to	1.25%	23.42%	to	24.69%
2018		26	$19.94	to	$22.07	$557	1.79%	0.20%	to	1.25%	-11.69%	to	-10.76%
2017		27	$22.58	to	$25.16	$670	1.59%	0.00%	to	1.25%	22.72%	to	24.31%
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
2020		135	$11.55	to	$13.01	$1,706	3.00%	0.10%	to	1.50%	-4.47%	to	14.79%
2019		104	$13.00	to	$13.14	$1,363	1.84%	0.80%	to	1.40%	29.59%	to	29.96%
2018	06/04/2018	5	$9.96	to	$10.08	$53	(c)	0.95%	to	1.25%		(c)
2017		(c)		(c)		(c)	(c)		(c)			(c)
2016		(c)		(c)		(c)	(c)		(c)			(c)
Cohen & Steers Realty Shares, Inc.
2020		440	$18.81	to	$21.74	$8,660	2.36%	0.00%	to	1.50%	-4.32%	to	4.02%
2019		536	$19.66	to	$22.39	$10,992	2.65%	0.00%	to	1.50%	30.89%	to	32.96%
2018		475	$15.02	to	$16.84	$7,400	3.67%	0.00%	to	1.50%	-5.59%	to	-4.21%
2017		551	$15.91	to	$17.58	$9,057	2.60%	0.00%	to	1.50%	5.50%	to	7.06%
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
Columbia℠ Acorn® Fund - Class A Shares
2020		3	$35.42	to	$37.82	$94	0.00%	0.70%	to	1.30%	7.20%	to	28.43%
2019		2	$27.37	to	$29.19	$67	0.00%	0.80%	to	1.45%	24.41%	to	25.23%
2018		3	$22.00	to	$23.31	$58	0.00%	0.80%	to	1.45%	-6.62%	to	-6.01%
2017		3	$23.55	to	$24.80	$63	0.00%	0.80%	to	1.45%		23.94%
2016		2	$19.46	to	$20.01	$43	0.00%	0.80%	to	1.20%	9.06%	to	9.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Select Mid Cap Value Fund - Class A Shares
2020		284	$20.36	to	$24.92	$6,276	0.65%	0.00%	to	1.60%	1.39%	to	23.48%
2019		320	$19.42	to	$23.40	$6,711	0.84%	0.00%	to	1.60%	29.21%	to	31.31%
2018		448	$15.03	to	$17.82	$7,411	0.50%	0.00%	to	1.60%	-14.84%	to	-13.48%
2017		472	$17.65	to	$20.40	$9,051	0.93%	0.05%	to	1.60%	11.50%	to	13.05%
2016		513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
Columbia Select Mid Cap Value Fund - Institutional Class
2020		—		$23.26		$3	0.00%		0.80%			5.97%
2019		—		$21.95		$2	0.00%		0.80%			30.50%
2018		—		$16.82		$2	0.00%		0.80%			-13.92%
2017		—		$19.54		$2	1.20%		0.80%			12.69%
2016		—		$17.34		$2	0.98%		0.80%			13.33%
CRM Mid Cap Value Fund - Investor Shares
2020		2	$31.98	to	$35.72	$60	0.00%	0.60%	to	1.55%	8.85%	to	28.24%
2019		3	$29.38	to	$32.16	$110	0.00%	0.70%	to	1.55%	22.79%	to	23.69%
2018		11	$24.18	to	$26.00	$296	0.31%	0.70%	to	1.45%	-8.44%	to	-7.74%
2017		12	$26.41	to	$28.18	$351	1.24%	0.70%	to	1.45%	17.33%	to	18.25%
2016		13	$22.33	to	$23.83	$298	0.01%	0.70%	to	1.55%	14.22%	to	15.18%
Davis Financial Fund - Class Y
2020		4	$14.41	to	$14.87	$63	1.44%	0.75%	to	1.25%	-7.44%	to	-5.82%
2019		5	$15.51	to	$17.26	$76	1.57%	0.30%	to	1.25%	24.98%	to	26.17%
2018		4	$12.40	to	$13.68	$51	1.98%	0.30%	to	1.25%	-12.61%	to	-11.80%
2017		3	$14.19	to	$15.51	$50	0.55%	0.30%	to	1.20%	18.24%	to	18.70%
2016		4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
Delaware Small Cap Value Fund - Class A
2020		164	$11.09	to	$18.18	$2,553	0.63%	0.00%	to	1.50%	-2.94%	to	53.44%
2019		174	$11.30	to	$18.45	$2,812	0.95%	0.00%	to	1.50%	25.87%	to	27.86%
2018		192	$13.26	to	$14.43	$2,656	0.60%	0.00%	to	1.50%	-18.80%	to	-17.59%
2017		238	$16.32	to	$17.51	$4,020	0.48%	0.00%	to	1.50%	10.04%	to	11.40%
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Delaware Smid Cap Growth Fund - Institutional Class
2020		987		$34.74		$34,304	0.00%		0.00%			94.40%
2019		941		$17.87		$16,822	0.00%		0.00%			35.58%
2018		870		$13.18		$11,472	0.00%		0.00%			0.46%
2017		714		$13.12		$9,364	0.00%		0.00%			35.40%
2016		475		$9.69		$4,601	0.04%		0.00%			-4.06%
DWS Small Cap Growth Fund - Class S
2020		1	$17.45	to	$18.65	$24	0.00%	0.40%	to	1.40%	25.90%	to	27.22%
2019		1	$13.86	to	$14.66	$21	0.00%	0.40%	to	1.40%	19.48%	to	20.56%
2018		1	$11.60	to	$12.16	$16	0.00%	0.40%	to	1.40%	-14.45%	to	-13.51%
2017		2	$13.56	to	$14.06	$31	0.00%	0.40%	to	1.40%	19.37%	to	20.58%
2016		1	$11.36	to	$11.66	$15	0.00%	0.40%	to	1.40%	7.37%	to	8.36%
DWS Equity 500 Index Fund - Class S
2020		25		$43.73		$1,085	1.47%		1.00%			16.83%
2019		22		$37.43		$820	1.77%		1.00%			29.83%
2018		22		$28.83		$646	1.74%		1.00%			-5.23%
2017		24		$30.42		$737	1.83%		1.00%			20.19%
2016		30		$25.31		$760	1.89%		1.00%			10.48%
DFA Emerging Markets Core Equity Portfolio - Institutional Class
2020		220		$14.18		$3,121	1.80%		0.00%			13.90%
2019		212		$12.45		$2,645	2.62%		0.00%			16.03%
2018		188		$10.73		$2,016	2.34%		0.00%			-15.24%
2017		138		$12.66		$1,752	2.38%		0.00%			36.57%
2016		78		$9.27		$723	2.23%		0.00%			12.36%
DFA Inflation-Protected Securities Portfolio - Institutional Class
2020		192		$12.65		$2,430	1.60%		0.00%			11.65%
2019		116		$11.33		$1,318	1.94%		0.00%			8.42%
2018		100		$10.45		$1,050	2.33%		0.00%			-1.23%
2017		63		$10.58		$670	2.58%		0.00%			3.22%
2016		51		$10.25		$525	2.54%		0.00%			4.70%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
DFA U.S. Targeted Value Portfolio - Institutional Class
2020		1,512		$13.32		$20,147	1.56%		0.00%			3.74%
2019		1,385		$12.84		$17,780	1.47%		0.00%			21.48%
2018		1,237		$10.57		$13,073	1.11%		0.00%			-15.78%
2017		1,075		$12.55		$13,492	1.25%		0.00%			9.61%
2016		783		$11.45		$8,970	1.14%		0.00%			26.80%
Dodge & Cox International Stock Fund
2020		11	$15.51	to	$17.78	$178	1.73%	0.50%	to	1.75%	0.57%	to	34.99%
2019		10	$15.16	to	$17.50	$168	4.08%	0.50%	to	1.95%	20.41%	to	22.12%
2018		9	$12.59	to	$14.33	$126	2.86%	0.50%	to	1.95%	-19.60%	to	-18.39%
2017		9	$15.65	to	$17.56	$154	1.68%	0.50%	to	1.95%	21.58%	to	23.31%
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
Dodge & Cox Stock Fund
2020		5	$29.58	to	$32.45	$158	2.05%	1.00%	to	1.85%	1.30%	to	31.81%
2019		5	$28.12	to	$30.59	$135	1.37%	1.00%	to	1.85%	22.53%	to	23.60%
2018		7	$22.95	to	$24.75	$156	1.27%	1.00%	to	1.85%	-8.78%	to	-7.99%
2017		6	$25.16	to	$26.90	$159	1.63%	1.00%	to	1.85%	16.48%	to	17.11%
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
Eaton Vance Large-Cap Value Fund - Class R Shares
2020		—		$29.52		$1	0.00%		0.70%			1.30%
2019		—		$29.14		$1	0.00%		0.70%			28.60%
2018		—	$22.66	to	$23.78	$2	0.00%	0.20%	to	0.70%	-7.70%	to	-7.22%
2017		—	$24.55	to	$25.63	$2	1.00%	0.20%	to	0.70%	13.71%	to	14.27%
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
EuroPacific Growth Fund® - Class R-3
2020		95	$12.87	to	$37.17	$3,147	0.00%	0.00%	to	1.55%	22.48%	to	79.79%
2019		103	$10.45	to	$29.87	$2,757	0.70%	0.00%	to	1.55%	24.67%	to	26.57%
2018		149	$8.34	to	$23.60	$3,220	0.88%	0.00%	to	1.55%	-16.79%	to	-15.47%
2017		176	$22.50	to	$27.92	$4,540	0.56%	0.00%	to	1.55%	28.34%	to	30.35%
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-4
2020		11,735	$14.12	to	$38.69	$357,550	0.18%	0.00%	to	1.50%	22.06%	to	24.81%
2019		12,700	$11.35	to	$31.00	$313,071	1.11%	0.00%	to	1.50%	25.11%	to	27.01%
2018		13,659	$10.00	to	$24.42	$275,861	1.17%	0.00%	to	1.50%	-16.50%	to	-15.21%
2017		14,398	$11.88	to	$28.80	$348,913	0.95%	0.00%	to	1.50%	28.75%	to	30.77%
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
Federated Hermes International Leaders Fund - Institutional Shares
2020		2	$14.78	to	$15.12	$24	0.00%	0.75%	to	1.25%	14.40%	to	15.76%
2019		1	$12.92	to	$13.16	$10	0.00%	0.75%	to	1.25%	25.56%	to	26.05%
2018		—	$10.33	to	$10.44	$2	0.00%	0.75%	to	1.15%		-21.27%
2017	10/04/2017	—		$13.26		$—	(b)		0.75%			(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
Fidelity Advisor® New Insights Fund - Class I
2020		74	$21.76	to	$42.70	$2,220	0.00%	0.15%	to	1.75%	18.83%	to	24.00%
2019		174	$17.63	to	$34.58	$3,580	0.40%	0.40%	to	1.85%	27.06%	to	28.89%
2018		149	$13.81	to	$26.83	$2,475	0.24%	0.40%	to	1.85%	-5.94%	to	-4.55%
2017		125	$14.61	to	$28.11	$2,322	0.32%	0.40%	to	1.85%	26.04%	to	27.83%
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2020		19,409	$14.84	to	$129.09	$1,504,973	0.24%	0.00%	to	1.95%	24.14%	to	30.58%
2019		21,587	$11.40	to	$98.92	$1,291,583	0.47%	0.00%	to	1.95%	29.04%	to	31.60%
2018		21,154	$17.00	to	$75.64	$1,099,134	0.73%	0.00%	to	1.95%	-8.19%	to	-6.37%
2017		24,071	$18.33	to	$80.79	$1,337,984	1.00%	0.00%	to	1.95%	19.53%	to	21.89%
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
Fidelity® VIP Index 500 Portfolio - Initial Class
2020		4,132	$84.13	to	$86.06	$348,862	1.61%	0.75%	to	1.20%	16.83%	to	17.36%
2019		4,417	$72.01	to	$73.33	$318,967	2.02%	0.75%	to	1.20%	29.77%	to	30.36%
2018		4,372	$55.49	to	$56.25	$243,084	2.00%	0.75%	to	1.20%	-5.63%	to	-5.21%
2017		4,314	$58.80	to	$59.34	$253,980	1.85%	0.75%	to	1.20%	20.27%	to	20.71%
2016		4,073	$48.89	to	$49.16	$199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Asset Manager Portfolio - Initial Class
2020		404	$42.10	to	$42.45	$17,022	1.41%	0.95%	to	1.20%	13.51%	to	13.81%
2019		439	$37.09	to	$37.30	$16,286	1.81%	0.95%	to	1.20%	16.82%	to	17.11%
2018		456	$31.75	to	$31.85	$14,470	1.72%	0.95%	to	1.20%	-6.48%	to	-6.24%
2017		482	$33.95	to	$33.97	$16,375	1.73%	0.95%	to	1.20%	12.75%	to	12.82%
2016		652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2020		5,121	$11.98	to	$65.93	$241,153	1.61%	0.00%	to	1.95%	1.66%	to	25.07%
2019		5,579	$11.26	to	$62.51	$250,735	2.00%	0.00%	to	1.95%	24.96%	to	27.48%
2018		6,151	$14.53	to	$49.61	$220,603	2.25%	0.00%	to	1.95%	-10.09%	to	-8.29%
2017		7,027	$15.98	to	$54.73	$276,235	1.67%	0.00%	to	1.95%	10.73%	to	12.89%
2016		7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
Fidelity® VIP Growth Portfolio - Initial Class
2020		7,095	$36.21	to	$119.24	$529,088	0.07%	0.00%	to	1.75%	15.09%	to	43.90%
2019		7,366	$25.39	to	$83.83	$387,431	0.26%	0.00%	to	1.75%	31.97%	to	34.29%
2018		8,082	$19.08	to	$63.13	$319,689	0.26%	0.00%	to	1.75%	-1.88%	to	-0.16%
2017		8,634	$19.28	to	$63.97	$345,776	0.22%	0.00%	to	1.75%	32.78%	to	35.13%
2016		8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
Fidelity® VIP High Income Portfolio - Initial Class
2020		464	$18.80	to	$19.57	$8,739	4.82%	0.95%	to	1.50%	1.19%	to	1.77%
2019		465	$18.52	to	$19.34	$8,611	5.31%	0.95%	to	1.50%	13.43%	to	14.01%
2018		475	$16.29	to	$17.05	$7,738	5.61%	0.95%	to	1.50%	-4.75%	to	-4.16%
2017		512	$17.04	to	$17.90	$8,724	4.74%	0.95%	to	1.50%	5.36%	to	5.70%
2016		699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
Fidelity® VIP Overseas Portfolio - Initial Class
2020		1,036	$13.69	to	$36.55	$27,873	0.38%	0.00%	to	1.50%	13.87%	to	15.61%
2019		1,228	$11.95	to	$31.74	$28,627	1.72%	0.00%	to	1.50%	25.88%	to	27.78%
2018		1,349	$9.44	to	$27.18	$25,131	1.57%	0.00%	to	1.50%	-16.09%	to	-14.77%
2017		1,508	$11.18	to	$31.90	$33,166	1.49%	0.00%	to	1.50%	28.35%	to	30.24%
2016		1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Mutual Global Discovery Fund - Class R
2020		33	$16.11	to	$31.64	$944	2.25%	0.00%	to	1.55%	-6.31%	to	55.74%
2019		37	$17.07	to	$33.26	$1,099	1.49%	0.00%	to	1.55%	22.13%	to	24.06%
2018		54	$13.98	to	$26.81	$1,325	1.49%	0.00%	to	1.55%	-12.61%	to	-11.41%
2017		66	$15.65	to	$29.37	$1,799	2.01%	0.20%	to	1.55%	7.65%	to	9.06%
2016		66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
Franklin Biotechnology Discovery Fund - Advisor Class
2020		25	$15.54	to	$20.99	$462	0.00%	0.40%	to	1.40%	28.11%	to	29.68%
2019		22	$12.10	to	$16.24	$323	0.00%	0.40%	to	1.40%	33.26%	to	34.70%
2018		25	$9.08	to	$12.11	$274	0.00%	0.40%	to	1.40%	-16.70%	to	-15.88%
2017		24	$10.90	to	$14.45	$320	0.00%	0.40%	to	1.40%	17.46%	to	18.63%
2016		20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
Franklin Natural Resources Fund - Advisor Class
2020		5	$4.41	to	$4.62	$22	5.26%	0.55%	to	1.25%	-22.36%	to	-21.83%
2019		3	$5.63	to	$5.91	$16	0.00%	0.55%	to	1.40%	8.69%	to	9.65%
2018		2	$5.18	to	$5.39	$12	0.00%	0.55%	to	1.40%	-24.60%	to	-23.87%
2017		4	$6.87	to	$7.08	$30	1.43%	0.55%	to	1.40%	-0.87%	to	-0.28%
2016		5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
Franklin Small-Mid Cap Growth Fund - Class A
2020		5	$36.44	to	$56.15	$254	0.00%	0.30%	to	1.45%	12.43%	to	55.50%
2019		11	$30.07	to	$36.69	$362	0.00%	0.20%	to	1.45%	29.89%	to	31.55%
2018		11	$23.15	to	$27.89	$278	0.00%	0.20%	to	1.45%	-5.97%	to	-4.78%
2017		12	$24.62	to	$29.29	$335	0.00%	0.20%	to	1.45%	19.81%	to	21.28%
2016		12	$20.55	to	$24.15	$260	0.00%	0.20%	to	1.45%	2.80%	to	4.09%
Franklin Small Cap Value VIP Fund - Class 2
2020		2,561	$12.19	to	$51.03	$105,930	1.27%	0.00%	to	1.75%	3.37%	to	40.83%
2019		2,774	$11.62	to	$48.51	$110,535	1.06%	0.00%	to	1.75%	24.16%	to	26.35%
2018		2,961	$17.44	to	$38.40	$95,726	0.93%	0.00%	to	1.75%	-14.42%	to	-12.87%
2017		3,371	$20.20	to	$44.07	$126,589	0.50%	0.00%	to	1.75%	8.77%	to	10.66%
2016		3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Goldman Sachs Growth Opportunities Fund - Investor Shares
2020		4	$23.35	to	$25.37	$107	0.00%	0.15%	to	1.40%	32.41%	to	44.11%
2019		2	$16.37	to	$17.32	$40	0.00%	0.40%	to	1.40%	33.04%	to	34.16%
2018		1	$12.41	to	$12.91	$16	0.00%	0.40%	to	1.25%	-6.27%	to	-5.49%
2017		4	$13.17	to	$13.66	$54	0.00%	0.40%	to	1.40%	25.50%	to	26.60%
2016		1	$10.55	to	$10.79	$14	0.00%	0.40%	to	1.25%	0.09%	to	1.03%
Growth Fund of America® - Class R-3
2020		218	$37.57	to	$55.57	$10,019	0.00%	0.00%	to	1.55%	32.90%	to	41.49%
2019		245	$27.62	to	$40.45	$8,205	0.32%	0.00%	to	1.55%	25.74%	to	27.72%
2018		364	$21.85	to	$31.67	$9,942	0.18%	0.00%	to	1.55%	-4.74%	to	-3.27%
2017		418	$22.81	to	$32.74	$11,915	0.14%	0.00%	to	1.55%	23.78%	to	25.73%
2016		523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
Growth Fund of America® - Class R-4
2020		12,032	$19.45	to	$58.34	$586,093	0.23%	0.00%	to	1.50%	32.42%	to	37.83%
2019		13,038	$14.22	to	$42.34	$466,449	0.69%	0.00%	to	1.50%	26.21%	to	28.11%
2018		14,283	$11.19	to	$33.05	$402,267	0.53%	0.00%	to	1.50%	-4.43%	to	-2.96%
2017		15,034	$11.61	to	$34.06	$445,366	0.47%	0.00%	to	1.50%	24.22%	to	26.10%
2016		15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
The Hartford Capital Appreciation Fund - Class R4
2020		—		$31.94		$—	0.00%		0.65%			19.98%
2019		—		$26.62		$—	0.00%		0.65%			29.54%
2018		—		$20.55		$—	0.00%		0.65%			-5.52%
2017		—		$21.75		$—	0.48%		0.65%			20.43%
2016		—		$18.06		$—	0.19%		0.65%			3.44%
The Hartford Dividend And Growth Fund - Class R4
2020		—		$30.16		$4	0.00%		0.65%			6.91%
2019		—		$28.21		$9	0.00%		0.65%			26.90%
2018		—		$22.23		$7	0.00%		0.65%			-6.16%
2017		—		$23.69		$7	1.35%		0.65%			16.99%
2016		—		$20.25		$6	1.42%		0.65%			13.51%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford International Opportunities Fund - Class R4
2020		157	$14.80	to	$15.65	$2,386	0.40%	0.30%	to	1.50%	18.49%	to	24.82%
2019		130	$12.49	to	$13.05	$1,656	1.21%	0.30%	to	1.50%	23.79%	to	25.24%
2018		145	$10.09	to	$10.42	$1,479	1.34%	0.25%	to	1.50%	-20.17%	to	-19.11%
2017		106	$12.64	to	$12.87	$1,350	2.17%	0.25%	to	1.50%	22.36%	to	23.82%
2016	01/06/2016	15	$10.33	to	$10.39	$157	(a)	0.40%	to	1.50%		(a)
Income Fund of America® - Class R-3
2020		28	$22.88	to	$28.75	$748	2.79%	0.20%	to	1.55%	3.06%	to	17.14%
2019		33	$22.20	to	$27.52	$830	2.99%	0.20%	to	1.55%	16.66%	to	18.21%
2018		42	$19.03	to	$23.98	$907	2.89%	0.00%	to	1.55%	-6.94%	to	-5.63%
2017		56	$20.45	to	$24.67	$1,305	2.58%	0.20%	to	1.55%	11.20%	to	12.70%
2016		61	$18.39	to	$21.89	$1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
Ivy Science and Technology Fund - Class Y
2020		1,298	$25.09	to	$27.44	$33,598	0.00%	0.15%	to	1.50%	28.16%	to	74.59%
2019		1,133	$18.72	to	$20.37	$21,764	0.00%	0.00%	to	1.50%	47.98%	to	49.81%
2018		941	$12.65	to	$13.51	$12,191	0.00%	0.05%	to	1.50%	-6.50%	to	-5.13%
2017		719	$13.53	to	$14.24	$9,902	0.00%	0.05%	to	1.50%	30.85%	to	32.46%
2016		291	$10.34	to	$10.73	$3,046	0.00%	0.10%	to	1.50%	0.19%	to	1.61%
Janus Henderson Balanced Portfolio - Institutional Shares
2020		2	$55.56	to	$83.07	$177	2.40%	0.50%	to	1.40%	12.72%	to	13.74%
2019		2	$48.94	to	$73.58	$157	1.97%	0.50%	to	1.40%	20.90%	to	21.96%
2018		2	$40.21	to	$60.78	$147	2.01%	0.50%	to	1.40%	-0.74%	to	0.18%
2017		3	$40.21	to	$61.13	$151	1.63%	0.50%	to	1.40%	16.80%	to	17.86%
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
Janus Henderson Enterprise Portfolio - Institutional Shares
2020		3	$75.02	to	$114.97	$356	0.00%	0.50%	to	1.25%	17.99%	to	18.88%
2019		4	$63.24	to	$97.44	$344	0.33%	0.50%	to	1.25%	33.79%	to	34.81%
2018		4	$47.00	to	$72.83	$263	0.35%	0.50%	to	1.25%	-1.66%	to	-0.92%
2017		4	$47.53	to	$74.05	$301	0.63%	0.50%	to	1.25%	25.85%	to	26.79%
2016		4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Henderson Flexible Bond Portfolio - Institutional Shares
2020		—	$28.91	to	$38.11	$14	0.00%	0.80%	to	1.25%	9.10%	to	9.59%
2019		—	$26.38	to	$34.93	$13	0.00%	0.80%	to	1.25%	8.21%	to	8.69%
2018		—	$24.27	to	$32.28	$13	0.00%	0.50%	to	1.25%	-2.24%	to	-1.53%
2017		1	$24.71	to	$33.01	$16	2.95%	0.50%	to	1.25%	2.36%	to	3.11%
2016		—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
Janus Henderson Global Research Portfolio - Institutional Shares
2020		2	$28.85	to	$53.25	$78	1.23%	0.50%	to	1.25%	18.57%	to	19.46%
2019		2	$24.20	to	$44.91	$84	1.33%	0.50%	to	1.25%	27.44%	to	28.43%
2018		2	$18.89	to	$35.24	$66	1.44%	0.50%	to	1.25%	-8.04%	to	-7.34%
2017		2	$20.42	to	$38.32	$73	0.84%	0.50%	to	1.25%	25.43%	to	26.41%
2016		2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
Janus Henderson Research Portfolio - Institutional Shares
2020		1	$32.69	to	$72.69	$83	0.00%	0.50%	to	1.25%	31.30%	to	32.30%
2019		1	$24.81	to	$55.36	$64	0.00%	0.50%	to	1.25%	33.85%	to	34.81%
2018		2	$18.47	to	$41.36	$66	0.00%	0.50%	to	1.25%	-3.79%	to	-3.06%
2017		2	$19.13	to	$42.99	$68	0.41%	0.50%	to	1.25%	26.29%	to	27.25%
2016		2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%		-0.76%
JPMorgan Equity Income Fund - Class I Shares
2020		660	$13.68	to	$18.11	$9,304	1.96%	0.15%	to	1.40%	1.74%	to	3.28%
2019		228	$13.33	to	$17.36	$3,454	1.78%	0.30%	to	1.40%	24.50%	to	25.98%
2018		116	$10.65	to	$13.78	$1,490	2.23%	0.30%	to	1.40%	-5.76%	to	-4.77%
2017		92	$11.26	to	$14.47	$1,259	1.72%	0.30%	to	1.40%	15.93%	to	17.17%
2016		60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
JPMorgan Government Bond Fund - Class I Shares
2020		571	$11.21	to	$11.52	$6,559	1.81%	0.75%	to	0.95%	5.85%	to	6.08%
2019		302	$10.59	to	$10.86	$3,274	2.31%	0.75%	to	0.95%	5.58%	to	5.85%
2018		127	$10.03	to	$10.26	$1,305	1.74%	0.75%	to	0.95%	-0.10%	to	0.10%
2017		64	$10.04	to	$10.25	$653	2.90%	0.75%	to	0.95%		1.49%
2016		93		$10.10		$942	2.88%		0.85%			0.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lazard International Equity Portfolio - Open Shares
2020		91	$12.55	to	$13.28	$1,173	0.83%	0.30%	to	1.50%	6.81%	to	32.51%
2019		82	$11.75	to	$12.19	$986	1.97%	0.50%	to	1.50%	19.05%	to	20.34%
2018		73	$9.87	to	$10.13	$736	2.08%	0.50%	to	1.50%	-14.98%	to	-14.30%
2017		77	$11.55	to	$11.86	$902	1.56%	0.30%	to	1.25%	21.04%	to	22.14%
2016	05/25/2016	29	$9.65	to	$9.77	$278	(a)	0.30%	to	1.25%		(a)
ClearBridge Aggressive Growth Fund - Class I
2020		28	$16.26	to	$17.49	$464	0.46%	0.30%	to	1.40%	14.44%	to	37.22%
2019		28	$13.87	to	$14.64	$400	0.48%	0.30%	to	1.25%	22.96%	to	24.17%
2018		37	$11.28	to	$11.90	$429	0.39%	0.05%	to	1.25%	-8.81%	to	-7.75%
2017		48	$12.37	to	$12.90	$601	0.52%	0.05%	to	1.25%	13.28%	to	14.29%
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
LKCM Aquinas Catholic Equity Fund
2020		3		$17.81		$54	0.00%		1.25%			22.74%
2019		3		$14.51		$39	0.00%		1.25%			29.55%
2018		2		$11.20		$26	0.00%		1.25%			-9.16%
2017		46	$12.33	to	$12.39	$569	0.28%	0.90%	to	1.25%	19.36%	to	19.71%
2016	07/29/2016	42	$10.33	to	$10.35	$433	(a)	0.90%	to	1.25%		(a)
Loomis Sayles Small Cap Value Fund - Retail Class
2020		424	$21.94	to	$25.70	$9,957	0.21%	0.25%	to	1.50%	0.41%	to	19.93%
2019		478	$21.85	to	$25.13	$11,127	0.14%	0.30%	to	1.50%	22.96%	to	24.41%
2018		535	$17.77	to	$20.31	$10,075	0.00%	0.25%	to	1.50%	-18.04%	to	-16.97%
2017		648	$21.68	to	$25.05	$14,804	0.00%	0.00%	to	1.50%	8.13%	to	9.77%
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2020		109	$10.34	to	$10.43	$1,129	1.63%	0.95%	to	1.20%	2.17%	to	2.46%
2019		46	$10.12	to	$10.18	$465	2.50%	0.95%	to	1.20%	2.22%	to	2.52%
2018		42	$9.90	to	$9.93	$415	2.37%	0.95%	to	1.20%	0.20%	to	0.40%
2017		43	$9.88	to	$9.89	$429	1.63%	0.95%	to	1.20%		0.10%
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Developing Growth Fund - Class A
2020		3	$60.05	to	$69.57	$229	0.00%	0.20%	to	1.55%	19.58%	to	72.25%
2019		3	$35.34	to	$40.39	$118	0.00%	0.20%	to	1.55%	29.88%	to	31.65%
2018		4	$27.21	to	$30.68	$108	0.00%	0.20%	to	1.55%	3.46%	to	4.85%
2017		4	$26.30	to	$29.26	$115	0.00%	0.20%	to	1.55%	27.91%	to	29.66%
2016		9	$20.56	to	$22.56	$195	0.00%	0.20%	to	1.55%	-4.19%	to	-2.93%
Lord Abbett Core Fixed Income Fund - Class A
2020		2	$11.99	to	$12.58	$27	0.00%	1.30%	to	1.75%	-0.25%	to	2.86%
2019		2	$11.64	to	$11.70	$20	5.26%	1.40%	to	1.45%		6.30%
2018		2	$10.95	to	$11.19	$18	4.76%	1.20%	to	1.45%	-1.88%	to	-1.67%
2017		2	$11.16	to	$11.38	$24	2.37%	1.20%	to	1.45%	1.73%	to	2.06%
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
Lord Abbett Short Duration Income Fund - Class R4
2020		787	$10.65	to	$11.27	$8,592	2.75%	0.30%	to	1.50%	1.33%	to	5.42%
2019		669	$10.51	to	$10.98	$7,163	3.60%	0.30%	to	1.50%	3.85%	to	5.07%
2018		579	$10.12	to	$10.46	$5,944	3.87%	0.25%	to	1.50%	-0.39%	to	0.87%
2017		387	$10.16	to	$10.37	$3,967	3.76%	0.25%	to	1.50%	0.99%	to	2.27%
2016	05/09/2016	256	$10.06	to	$10.14	$2,586	(a)	0.25%	to	1.50%		(a)
Lord Abbett Mid Cap Stock Fund - Class A
2020		17	$21.99	to	$29.68	$491	0.83%	0.35%	to	1.75%	0.96%	to	2.39%
2019		35	$21.78	to	$29.18	$950	0.92%	0.20%	to	1.75%	20.80%	to	22.67%
2018		35	$18.03	to	$23.98	$790	0.92%	0.20%	to	1.75%	-16.06%	to	-14.71%
2017		36	$21.47	to	$28.34	$936	0.90%	0.20%	to	1.75%	5.19%	to	6.82%
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
Lord Abbett Small Cap Value Fund - Class A
2020		8	$29.35	to	$35.65	$255	1.00%	0.45%	to	1.60%	-3.04%	to	23.91%
2019		10	$30.27	to	$35.49	$348	0.17%	0.60%	to	1.60%	18.33%	to	19.54%
2018		29	$25.58	to	$29.91	$820	0.00%	0.55%	to	1.60%	-13.29%	to	-12.36%
2017		30	$29.49	to	$34.13	$981	0.00%	0.55%	to	1.60%	4.65%	to	5.73%
2016		40	$28.19	to	$32.28	$1,242	0.00%	0.55%	to	1.60%	18.54%	to	19.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Fundamental Equity Fund - Class A
2020		5	$25.06	to	$26.04	$136	1.52%	0.70%	to	1.05%	1.28%	to	1.61%
2019		5	$24.68	to	$25.29	$128	1.20%	0.80%	to	1.05%	21.52%	to	21.76%
2018		10	$20.31	to	$20.77	$204	1.49%	0.80%	to	1.05%	-9.37%	to	-9.18%
2017		9	$21.64	to	$22.87	$200	1.18%	0.80%	to	1.50%	11.82%	to	12.05%
2016		11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2020		2,459	$11.24	to	$31.83	$61,685	0.93%	0.10%	to	1.50%	0.94%	to	2.39%
2019		2,744	$11.00	to	$31.35	$68,398	0.93%	0.10%	to	1.50%	20.84%	to	22.53%
2018		2,851	$13.50	to	$25.86	$61,697	0.68%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017		3,241	$16.03	to	$30.66	$83,700	0.56%	0.10%	to	1.50%	5.25%	to	6.73%
2016		3,962	$15.14	to	$29.03	$96,369	0.49%	0.10%	to	1.50%	14.66%	to	16.30%
MainStay CBRE Real Estate Fund - Class A
2020	02/24/2020	60	$10.49	to	$10.62	$631	(e)	0.20%	to	1.55%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Massachusetts Investors Growth Stock Fund - Class A
2020		3	$41.44	to	$47.85	$142	0.00%	0.75%	to	1.60%	8.92%	to	21.51%
2019		3	$34.40	to	$39.38	$104	0.00%	0.75%	to	1.60%	37.71%	to	38.86%
2018		3	$24.98	to	$28.36	$77	1.33%	0.75%	to	1.60%	-0.83%	to	0.04%
2017		3	$25.19	to	$28.35	$73	0.72%	0.75%	to	1.60%	26.65%	to	27.70%
2016		4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
Metropolitan West Total Return Bond Fund - Class I Shares
2020		2,588		$12.49		$32,327	1.74%		0.00%			9.08%
2019		2,238		$11.45		$25,623	2.80%		0.00%			9.15%
2018		1,935		$10.49		$20,298	2.72%		0.00%			0.10%
2017		1,580		$10.48		$16,550	2.15%		0.00%			3.46%
2016		1,041		$10.13		$10,546	1.90%		0.00%			2.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Metropolitan West Total Return Bond Fund - Class M Shares
2020		2,293	$11.19	to	$12.94	$27,357	1.51%	0.00%	to	1.50%	5.78%	to	8.83%
2019		2,250	$10.32	to	$11.89	$24,877	2.58%	0.00%	to	1.50%	7.28%	to	8.88%
2018		2,025	$10.03	to	$10.92	$21,058	2.50%	0.00%	to	1.50%		-1.57%
2017		2,014	$10.19	to	$10.92	$21,142	1.88%	0.00%	to	1.50%	1.59%	to	3.02%
2016		1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
MFS® International Intrinsic Value Fund - Class R3
2020		38	$17.24	to	$18.73	$674	0.33%	0.15%	to	1.40%	17.87%	to	29.12%
2019		77	$14.55	to	$15.48	$1,134	1.01%	0.30%	to	1.40%	23.83%	to	25.14%
2018		54	$11.75	to	$12.37	$647	1.26%	0.30%	to	1.40%	-10.51%	to	-9.51%
2017		47	$13.13	to	$13.67	$621	1.92%	0.30%	to	1.40%	25.05%	to	25.59%
2016		28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
MFS® New Discovery Fund - Class R3
2020		22	$26.24	to	$28.23	$573	0.00%	0.15%	to	1.25%	39.09%	to	43.54%
2019		16	$18.22	to	$19.00	$297	0.00%	0.65%	to	1.40%	38.77%	to	39.69%
2018		9	$13.13	to	$13.53	$116	0.00%	0.75%	to	1.40%	-2.96%	to	-2.55%
2017		8	$13.53	to	$13.83	$107	0.00%	0.80%	to	1.40%	24.43%	to	24.82%
2016		5	$10.93	to	$11.02	$50	0.00%	0.95%	to	1.25%	7.26%	to	7.62%
Neuberger Berman Genesis Fund - Trust Class Shares
2020		19	$31.71	to	$34.64	$639	0.00%	0.85%	to	1.70%	22.62%	to	31.01%
2019		18	$25.86	to	$27.75	$511	0.00%	0.95%	to	1.70%	27.14%	to	28.12%
2018		17	$20.34	to	$21.66	$373	0.00%	0.95%	to	1.70%	-8.30%	to	-7.63%
2017		13	$22.18	to	$24.51	$315	0.08%	0.35%	to	1.70%	13.57%	to	15.07%
2016		31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
2020		282		$18.96		$5,342	0.88%		0.00%			19.62%
2019		236		$15.85		$3,744	0.84%		0.00%			26.09%
2018		212		$12.57		$2,662	0.78%		0.00%			-5.63%
2017		184		$13.32		$2,449	0.99%		0.00%			18.72%
2016		121		$11.22		$1,355	1.25%		0.00%			10.32%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
2020		546	$26.51	to	$32.42	$15,890	0.41%	0.25%	to	1.60%	17.33%	to	73.75%
2019		577	$22.41	to	$27.26	$14,208	0.49%	0.25%	to	1.60%	23.59%	to	25.28%
2018		617	$17.97	to	$21.79	$12,231	0.26%	0.25%	to	1.60%	-7.48%	to	-6.17%
2017		654	$19.04	to	$23.23	$13,921	0.45%	0.00%	to	1.60%	16.55%	to	18.40%
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
New Perspective Fund® - Class R-3
2020		32	$42.26	to	$50.47	$1,548	0.00%	0.20%	to	1.25%	29.75%	to	32.68%
2019		34	$32.19	to	$39.27	$1,226	0.54%	0.00%	to	1.25%	27.99%	to	29.60%
2018		61	$25.15	to	$30.30	$1,712	0.64%	0.00%	to	1.25%	-7.33%	to	-6.16%
2017		67	$27.14	to	$32.29	$2,010	0.12%	0.00%	to	1.25%	26.88%	to	28.44%
2016		73	$21.39	to	$25.14	$1,718	0.43%	0.00%	to	1.25%	0.23%	to	1.49%
New Perspective Fund® - Class R-4
2020		7,790	$18.65	to	$55.88	$328,125	0.12%	0.00%	to	1.50%	25.29%	to	33.33%
2019		7,215	$14.10	to	$41.91	$239,015	1.10%	0.00%	to	1.50%	28.11%	to	30.03%
2018		6,920	$10.92	to	$32.23	$177,548	1.02%	0.00%	to	1.50%	-7.31%	to	-5.90%
2017		6,826	$11.69	to	$34.25	$189,193	0.46%	0.00%	to	1.50%	26.88%	to	28.87%
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
New World Fund® - Class R-4
2020		41	$15.74	to	$17.28	$657	0.14%	0.00%	to	1.40%	21.26%	to	24.86%
2019		59	$12.78	to	$13.84	$770	0.86%	0.00%	to	1.40%	25.79%	to	27.56%
2018		103	$10.16	to	$10.85	$1,095	1.13%	0.00%	to	1.40%	-13.53%	to	-12.34%
2017		86	$11.75	to	$12.32	$1,038	1.51%	0.05%	to	1.40%	30.78%	to	31.88%
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
Nuveen Global Infrastructure Fund - Class I
2020		136	$13.67	to	$13.85	$1,863	1.10%	0.95%	to	1.20%	-3.66%	to	-3.43%
2019		163	$14.19	to	$14.36	$2,309	2.55%	0.95%	to	1.20%	28.07%	to	28.44%
2018		159	$11.08	to	$11.18	$1,766	2.47%	0.95%	to	1.20%	-8.73%	to	-8.56%
2017		175	$12.14	to	$12.23	$2,125	2.67%	0.95%	to	1.20%	18.21%	to	18.39%
2016		179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Core Equity Fund℠ - Investor Shares
2020		1,719	$17.09	to	$51.27	$47,420	0.61%	0.00%	to	1.40%	19.51%	to	21.62%
2019		1,695	$14.24	to	$42.30	$39,661	0.76%	0.00%	to	1.40%	28.87%	to	30.68%
2018		1,677	$11.00	to	$32.37	$32,021	1.07%	0.00%	to	1.40%	-1.58%	to	-0.25%
2017		1,606	$11.12	to	$32.19	$31,131	1.35%	0.05%	to	1.40%	14.93%	to	16.23%
2016		1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
Pax Sustainable Allocation Fund - Investor Class
2020		1,864	$18.55	to	$29.52	$44,694	1.02%	0.00%	to	1.50%	10.07%	to	16.22%
2019		1,934	$16.10	to	$25.40	$40,352	1.59%	0.00%	to	1.50%	19.06%	to	20.84%
2018		2,064	$13.44	to	$21.02	$35,911	2.09%	0.00%	to	1.50%	-5.51%	to	-4.06%
2017		2,193	$14.14	to	$21.91	$40,220	0.60%	0.00%	to	1.50%	11.49%	to	13.17%
2016		2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2020		301	$5.65	to	$6.12	$1,752	1.39%	0.30%	to	1.50%	-0.88%	to	0.33%
2019		265	$5.70	to	$10.25	$1,561	3.97%	0.30%	to	1.50%	10.47%	to	11.60%
2018		257	$5.16	to	$9.22	$1,362	5.64%	0.25%	to	1.50%	-15.50%	to	-14.40%
2017		226	$6.10	to	$10.82	$1,406	7.39%	0.25%	to	1.50%	0.99%	to	2.24%
2016		257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
PIMCO VIT Real Return Portfolio - Administrative Class
2020		4,408	$11.46	to	$21.02	$79,381	1.45%	0.00%	to	1.80%	2.40%	to	11.75%
2019		4,351	$10.38	to	$18.81	$71,157	1.67%	0.00%	to	1.60%	6.72%	to	8.41%
2018		4,614	$9.69	to	$17.35	$70,080	2.46%	0.00%	to	1.60%	-3.75%	to	-2.17%
2017		5,193	$10.03	to	$17.74	$81,690	2.31%	0.00%	to	1.60%	2.02%	to	3.65%
2016		6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
Pioneer Equity Income Fund - Class Y Shares
2020		215	$12.46	to	$21.61	$4,510	1.63%	0.75%	to	0.95%	-0.80%	to	-0.69%
2019		523	$12.56	to	$21.76	$11,198	2.06%	0.75%	to	0.95%	24.48%	to	24.84%
2018		689	$10.09	to	$17.43	$11,896	2.51%	0.75%	to	0.95%	-9.51%	to	-9.36%
2017		795	$11.15	to	$19.23	$15,188	1.68%	0.75%	to	0.95%		14.26%
2016		848		$16.83		$14,268	2.10%		0.85%			18.44%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield Fund - Class A Shares
2020		19	$19.16	to	$23.87	$423	4.16%	0.45%	to	1.75%	1.27%	to	13.09%
2019		35	$18.92	to	$24.21	$780	5.06%	0.20%	to	1.75%	12.15%	to	13.88%
2018		37	$16.87	to	$21.26	$722	5.26%	0.20%	to	1.75%	-4.85%	to	-3.32%
2017		39	$17.73	to	$21.99	$799	5.56%	0.20%	to	1.75%	5.66%	to	7.27%
2016		62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
Pioneer Strategic Income Fund - Class A Shares
2020		53	$14.16	to	$16.32	$838	3.68%	0.45%	to	1.75%	1.79%	to	6.95%
2019		46	$13.55	to	$15.64	$683	2.89%	0.20%	to	1.65%	8.40%	to	9.91%
2018		41	$12.50	to	$14.23	$562	3.25%	0.20%	to	1.65%	-3.55%	to	-2.06%
2017		34	$12.86	to	$14.53	$483	2.82%	0.20%	to	1.75%	3.38%	to	4.99%
2016		74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
Pioneer Equity Income VCT Portfolio - Class I
2020		—		$31.98		$5	0.00%		1.05%			-1.11%
2019		—		$32.34		$5	0.00%		1.05%			24.24%
2018		—		$26.03		$—	0.00%		1.05%			-9.52%
2017		—		$28.77		$—	1.70%		1.05%			14.26%
2016		—		$25.18		$—	5.57%		1.05%			18.55%
Pioneer High Yield VCT Portfolio - Class I
2020		654	$18.44	to	$25.83	$14,436	5.16%	0.10%	to	1.50%	0.94%	to	2.38%
2019		702	$18.15	to	$25.23	$15,331	4.93%	0.10%	to	1.50%	12.74%	to	14.37%
2018		770	$16.00	to	$22.06	$14,827	4.71%	0.10%	to	1.50%	-4.72%	to	-3.42%
2017		991	$16.70	to	$22.84	$20,189	4.55%	0.10%	to	1.50%	5.60%	to	7.13%
2016		1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
PGIM Jennison Utility Fund - Class Z
2020		10	$14.62	to	$16.07	$157	1.80%	0.15%	to	1.25%	0.58%	to	4.14%
2019		12	$13.84	to	$15.46	$176	1.97%	0.55%	to	1.40%	25.48%	to	26.37%
2018		11	$11.03	to	$12.24	$128	2.58%	0.75%	to	1.40%	0.27%	to	0.89%
2017		9	$11.00	to	$12.14	$105	2.14%	0.70%	to	1.40%	12.75%	to	13.25%
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Large Cap Value Fund - Advisor Class
2020		819	$12.31	to	$21.21	$10,251	1.67%	0.00%	to	1.50%	4.06%	to	15.37%
2019		933	$11.83	to	$21.20	$11,159	1.78%	0.00%	to	1.50%	28.31%	to	30.16%
2018		898	$9.22	to	$16.44	$8,331	3.79%	0.00%	to	1.50%	-11.34%	to	-11.23%
2017		—	$18.25	to	$18.52	$5	1.81%	0.35%	to	0.50%	16.24%	to	16.48%
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
Royce Total Return Fund - Service Class
2020		1		$11.01		$10	0.00%		0.85%			2.99%
2019		1		$10.68		$6	0.00%		1.10%			21.78%
2018		—		$8.77		$3	0.00%		1.10%			-12.21%
2017		—		$23.02		$3	0.36%		1.20%			11.91%
2016		—		$20.56		$2	0.00%		1.20%			0.00%
Ave Maria Rising Dividend Fund
2020		333	$14.74	to	$15.78	$5,036	1.08%	0.30%	to	1.50%	4.84%	to	6.12%
2019		426	$14.06	to	$14.87	$6,122	1.23%	0.30%	to	1.50%	25.76%	to	27.20%
2018		430	$11.18	to	$11.71	$4,894	1.40%	0.25%	to	1.50%	-6.29%	to	-5.03%
2017		387	$11.93	to	$12.33	$4,677	1.18%	0.25%	to	1.50%	15.15%	to	16.54%
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
SMALLCAP World Fund® - Class R-4
2020		1,447	$18.31	to	$32.46	$37,661	0.00%	0.00%	to	1.50%	33.26%	to	37.48%
2019		1,401	$13.44	to	$23.61	$27,352	0.00%	0.00%	to	1.50%	28.85%	to	30.80%
2018		1,366	$10.38	to	$18.05	$20,382	0.00%	0.00%	to	1.50%	-11.04%	to	-9.70%
2017		1,385	$11.60	to	$19.99	$23,121	0.37%	0.00%	to	1.50%	25.00%	to	26.84%
2016		1,050	$13.84	to	$15.76	$15,154	0.00%	0.00%	to	1.50%	4.14%	to	5.77%
T. Rowe Price Large-Cap Growth Fund - I Class
2020		2,150		$29.52		$63,468	0.00%		0.00%			39.57%
2019		2,008		$21.15		$42,479	0.46%		0.00%			28.49%
2018		1,833		$16.46		$30,175	0.29%		0.00%			4.31%
2017		1,590		$15.78		$25,083	0.29%		0.00%			37.82%
2016		1,130		$11.45		$12,935	0.35%		0.00%			2.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
T. Rowe Price Mid-Cap Value Fund - R Class
2020		6	$32.95	to	$41.05	$239	0.43%	0.00%	to	1.30%	7.93%	to	17.96%
2019		7	$30.53	to	$37.55	$227	0.39%	0.00%	to	1.30%	17.42%	to	18.98%
2018		27	$26.00	to	$31.56	$788	0.42%	0.00%	to	1.30%	-12.22%	to	-11.07%
2017		34	$29.62	to	$35.49	$1,113	0.49%	0.00%	to	1.30%	10.31%	to	10.67%
2016		41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
T. Rowe Price Value Fund - Advisor Class
2020		17		$27.86		$481	0.60%		1.00%			9.13%
2019		20		$25.53		$512	1.54%		1.00%			24.60%
2018		19		$20.49		$399	1.22%		1.00%			-10.56%
2017		18		$22.91		$418	1.06%		1.00%			17.49%
2016		15		$19.50		$301	1.52%		1.00%			9.61%
TCW Total Return Bond Fund - Class N
2020		1,124	$11.13	to	$12.12	$12,825	2.55%	0.00%	to	1.50%	1.88%	to	8.02%
2019		720	$10.46	to	$11.22	$7,674	4.03%	0.00%	to	1.50%	5.44%	to	7.06%
2018		614	$9.91	to	$10.48	$6,183	3.33%	0.00%	to	1.50%	-1.00%	to	0.48%
2017		593	$9.97	to	$10.43	$6,006	2.58%	0.00%	to	1.50%	1.52%	to	3.06%
2016		597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
Templeton Foreign Fund - Class A
2020		19	$12.08	to	$20.60	$360	1.40%	0.20%	to	1.65%	-2.13%	to	20.28%
2019		18	$12.24	to	$20.74	$352	2.84%	0.20%	to	1.65%	10.61%	to	12.23%
2018		25	$10.97	to	$18.48	$423	2.43%	0.20%	to	1.65%	-16.40%	to	-15.15%
2017		24	$12.79	to	$21.78	$495	1.35%	0.20%	to	1.65%	15.20%	to	16.85%
2016		29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
Templeton Global Bond Fund - Advisor Class
2020		1,743	$10.93	to	$11.35	$19,065	4.68%	0.00%	to	0.45%	-4.62%	to	-4.22%
2019		1,965	$11.46	to	$11.85	$22,530	6.20%	0.00%	to	0.45%	0.44%	to	0.85%
2018		2,147	$11.41	to	$11.75	$24,501	6.51%	0.00%	to	0.45%	0.97%	to	1.47%
2017		2,464	$11.30	to	$11.58	$27,852	3.58%	0.00%	to	0.45%	2.17%	to	2.66%
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2020		3,889	$10.06	to	$36.95	$85,763	4.37%	0.00%	to	1.50%	-5.85%	to	-4.40%
2019		4,412	$10.68	to	$38.65	$103,155	5.83%	0.00%	to	1.50%	-0.84%	to	0.62%
2018		5,240	$10.76	to	$38.41	$118,332	6.18%	0.00%	to	1.50%	-0.25%	to	1.27%
2017		5,561	$10.77	to	$37.93	$127,026	3.29%	0.00%	to	1.50%	0.85%	to	2.36%
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
Third Avenue Real Estate Value Fund - Institutional Class
2020		5	$10.79	to	$11.60	$57	1.79%	0.15%	to	1.25%	-11.85%	to	-8.88%
2019		5	$11.80	to	$12.28	$55	2.06%	0.70%	to	1.40%	19.60%	to	20.27%
2018		4	$9.95	to	$10.23	$42	1.67%	0.65%	to	1.25%	-20.91%	to	-20.42%
2017		6	$12.58	to	$12.83	$78	1.37%	0.70%	to	1.25%	20.73%	to	21.23%
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
Touchstone Value Fund - Institutional Class
2020		1,217		$15.93		$19,391	1.67%		0.00%			3.58%
2019		1,122		$15.38		$17,249	1.89%		0.00%			25.96%
2018		985		$12.21		$12,022	2.08%		0.00%			-5.35%
2017		804		$12.90		$10,377	2.02%		0.00%			14.36%
2016		555		$11.28		$6,257	3.02%		0.00%			13.48%
USAA Precious Metals and Minerals Fund - Class A Shares
2020	06/29/2020	1,069	$20.55	to	$20.71	$22,035	(e)	0.15%	to	1.50%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
2020		11		$11.22		$129	3.50%		1.00%			6.65%
2019	07/19/2019	15		$10.52		$157	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Vanguard® Total International Stock Index Fund - Admiral™ Shares
2020		7		$11.79		$87	3.92%		1.00%			10.19%
2019	07/19/2019	1		$10.70		$15	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Diversified Value Portfolio
2020		4	$26.87	to	$32.55	$125	2.53%	0.85%	to	2.00%	9.54%	to	20.78%
2019		4	$24.53	to	$28.91	$112	3.57%	0.95%	to	2.00%	23.20%	to	24.50%
2018		5	$19.91	to	$23.22	$112	2.59%	0.95%	to	2.00%	-10.92%	to	-10.00%
2017		5	$22.35	to	$25.80	$120	0.00%	0.95%	to	2.00%	10.92%	to	12.13%
2016		4	$20.15	to	$23.01	$103	0.00%	0.95%	to	2.00%	10.71%	to	11.86%
Equity Income Portfolio
2020		6	$29.60	to	$34.39	$198	2.64%	1.10%	to	2.00%	1.20%	to	2.11%
2019		5	$29.25	to	$33.68	$181	2.86%	1.10%	to	2.00%	21.98%	to	23.05%
2018		6	$23.98	to	$27.37	$169	2.24%	1.10%	to	2.00%	-7.84%	to	-7.00%
2017		6	$26.02	to	$29.43	$188	2.40%	1.10%	to	2.00%	15.90%	to	16.97%
2016		8	$22.45	to	$25.16	$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
Small Company Growth Portfolio
2020		2	$38.78	to	$46.97	$72	0.00%	0.85%	to	2.00%	20.73%	to	28.05%
2019		1	$32.12	to	$37.86	$56	0.00%	0.95%	to	2.00%	25.57%	to	26.92%
2018		2	$25.58	to	$29.83	$47	0.00%	0.95%	to	2.00%	-9.10%	to	-8.16%
2017		1	$28.14	to	$32.48	$46	0.45%	0.95%	to	2.00%	21.01%	to	22.29%
2016		1	$23.25	to	$26.56	$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
Victory Integrity Small-Cap Value Fund - Class Y
2020		3	$13.17	to	$14.31	$35	0.00%	0.00%	to	1.25%	-0.08%	to	1.20%
2019		22	$13.18	to	$14.14	$289	0.28%	0.00%	to	1.25%	21.59%	to	23.06%
2018		39	$10.77	to	$11.49	$435	0.52%	0.00%	to	1.40%	-19.69%	to	-18.63%
2017		24	$13.41	to	$14.06	$332	0.06%	0.05%	to	1.40%	10.83%	to	11.47%
2016		9	$12.10	to	$12.52	$115	0.36%	0.10%	to	1.40%	22.85%	to	24.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Victory Sycamore Established Value Fund - Class A
2020		497	$13.45	to	$16.07	$7,864	1.12%	0.75%	to	1.20%	6.48%	to	7.00%
2019		446	$12.57	to	$15.05	$6,605	1.14%	0.75%	to	1.20%	26.86%	to	27.36%
2018		366	$9.87	to	$11.84	$4,299	1.05%	0.75%	to	1.20%	-11.34%	to	-10.84%
2017		266	$11.07	to	$13.31	$3,525	0.68%	0.75%	to	1.20%		14.35%
2016	05/19/2016	144		$11.64		$1,674	(a)		1.20%			(a)
Victory Sycamore Small Company Opportunity Fund - Class R
2020		—	$30.76	to	$32.66	$9	0.00%	0.50%	to	1.05%	3.12%	to	36.71%
2019		—	$29.83	to	$31.19	$8	0.00%	0.60%	to	1.05%	24.97%	to	25.51%
2018		—	$23.87	to	$24.85	$8	0.00%	0.60%	to	1.05%	-9.75%	to	-9.31%
2017		2	$26.44	to	$27.40	$53	0.32%	0.60%	to	1.05%		10.12%
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
Voya Balanced Portfolio - Class I
2020		5,295	$12.08	to	$72.68	$220,908	2.25%	0.00%	to	1.95%	2.71%	to	25.91%
2019		5,828	$10.93	to	$66.19	$221,428	2.44%	0.00%	to	1.95%	16.82%	to	19.07%
2018		6,211	$13.99	to	$56.10	$208,684	2.30%	0.00%	to	1.95%	-8.67%	to	-6.82%
2017		7,043	$15.15	to	$60.77	$252,764	2.56%	0.00%	to	1.95%	12.48%	to	14.73%
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
Voya Large Cap Value Fund - Class A
2020		4	$17.97	to	$19.22	$67	1.60%	0.35%	to	1.20%	4.36%	to	20.68%
2019		3	$17.22	to	$18.26	$58	1.69%	0.35%	to	1.20%	23.09%	to	24.01%
2018		4	$13.99	to	$14.63	$60	1.05%	0.45%	to	1.20%	-9.27%	to	-8.56%
2017		8	$15.42	to	$16.00	$131	2.05%	0.45%	to	1.20%	11.98%	to	12.83%
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
Voya Floating Rate Fund - Class A
2020		55	$10.64	to	$10.73	$589	1.63%	0.95%	to	1.20%	-3.18%	to	-2.90%
2019		335	$10.58	to	$11.05	$3,571	5.33%	0.75%	to	1.20%	5.17%	to	5.59%
2018		229	$10.02	to	$10.48	$2,318	4.21%	0.75%	to	1.20%	-1.42%	to	-0.99%
2017		75	$10.12	to	$10.61	$775	3.55%	0.75%	to	1.20%	1.24%	to	1.34%
2016	06/01/2016	14		$10.47		$149	(a)		1.20%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya GNMA Income Fund - Class A
2020		285	$10.54	to	$20.06	$3,729	2.42%	0.25%	to	1.55%	2.20%	to	3.51%
2019		192	$10.29	to	$19.38	$2,472	2.79%	0.25%	to	1.55%	3.57%	to	4.93%
2018		197	$9.89	to	$18.47	$2,539	2.39%	0.20%	to	1.55%	-0.68%	to	0.60%
2017		228	$9.93	to	$18.36	$2,981	2.47%	0.25%	to	1.55%	-0.08%	to	1.27%
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
Voya Intermediate Bond Fund - Class A
2020		44	$15.79	to	$20.51	$818	2.99%	0.00%	to	1.55%	0.57%	to	7.72%
2019		49	$14.88	to	$19.04	$856	3.19%	0.00%	to	1.55%	7.83%	to	9.55%
2018		52	$13.80	to	$17.38	$836	2.91%	0.00%	to	1.55%	-2.13%	to	-0.63%
2017		50	$14.10	to	$17.49	$815	2.92%	0.00%	to	1.55%	2.92%	to	4.48%
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
Voya Intermediate Bond Portfolio - Class I
2020		16,006	$11.15	to	$131.68	$485,083	3.50%	0.00%	to	1.95%	5.77%	to	7.78%
2019		14,803	$10.38	to	$123.14	$425,547	3.36%	0.00%	to	1.95%	7.68%	to	9.89%
2018		14,410	$13.68	to	$113.27	$404,454	3.62%	0.00%	to	1.95%	-2.49%	to	-0.52%
2017		16,272	$14.03	to	$115.08	$455,985	3.34%	0.00%	to	1.95%	2.98%	to	5.04%
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
Voya Intermediate Bond Portfolio - Class S
2020		118		$17.88		$2,118	3.16%		0.35%			7.19%
2019		131		$16.68		$2,191	3.12%		0.35%			9.16%
2018		138		$15.28		$2,103	3.42%		0.35%			-1.16%
2017		170		$15.46		$2,627	3.16%		0.35%			4.39%
2016		178		$14.81		$2,631	2.19%		0.35%			3.86%
Voya Global Perspectives® Portfolio - Class I
2020		351	$12.47	to	$15.22	$4,981	2.65%	0.25%	to	1.50%	0.53%	to	15.78%
2019		194	$10.77	to	$13.03	$2,415	3.53%	0.35%	to	1.50%	16.56%	to	17.81%
2018		181	$10.07	to	$11.06	$1,944	3.05%	0.40%	to	1.50%	-8.58%	to	-7.53%
2017		204	$10.93	to	$12.03	$2,388	1.65%	0.25%	to	1.50%	13.20%	to	14.68%
2016		509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Adviser Class
2020		1		$15.94		$23	3.92%		0.35%			4.94%
2019		2		$15.19		$28	2.90%		0.35%			14.38%
2018		3		$13.28		$41	5.00%		0.35%			-3.84%
2017		3		$13.81		$39	6.55%		0.35%			5.42%
2016		3		$13.10		$39	7.07%		0.35%			13.81%
Voya High Yield Portfolio - Institutional Class
2020		6,819	$10.77	to	$23.54	$101,601	5.26%	0.00%	to	1.95%	3.93%	to	6.03%
2019		7,396	$10.32	to	$22.37	$105,196	4.72%	0.00%	to	1.95%	13.99%	to	15.36%
2018		2,437	$12.72	to	$19.54	$35,318	6.01%	0.00%	to	1.20%	-4.12%	to	-2.97%
2017		2,630	$13.17	to	$20.29	$39,407	7.22%	0.00%	to	1.20%	5.29%	to	6.56%
2016		2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
Voya High Yield Portfolio - Service Class
2020		15	$21.06	to	$26.30	$366	5.42%	0.35%	to	1.40%	4.17%	to	5.20%
2019		17	$20.12	to	$25.00	$409	7.19%	0.40%	to	1.40%	13.58%	to	14.78%
2018		993	$17.62	to	$22.29	$19,881	5.77%	0.10%	to	1.50%	-4.63%	to	-3.31%
2017		1,042	$18.37	to	$23.09	$21,758	6.92%	0.00%	to	1.50%	4.63%	to	6.18%
2016		1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
Voya Large Cap Growth Portfolio - Adviser Class
2020		2		$41.03		$96	0.00%		0.35%			29.64%
2019		3		$31.65		$83	0.00%		0.35%			31.44%
2018		3		$24.08		$78	0.00%		0.35%			-2.39%
2017		6		$24.67		$143	0.07%		0.35%			28.56%
2016		6		$19.19		$121	0.00%		0.35%			2.95%
Voya Large Cap Growth Portfolio - Institutional Class
2020		17,954	$15.04	to	$55.65	$708,598	0.47%	0.00%	to	1.50%	28.93%	to	30.89%
2019		19,621	$11.53	to	$42.93	$598,514	0.67%	0.00%	to	1.50%	30.75%	to	32.77%
2018		20,013	$22.96	to	$32.64	$483,586	0.67%	0.00%	to	1.50%	-2.97%	to	-1.48%
2017		21,642	$23.65	to	$33.45	$535,736	0.64%	0.00%	to	1.50%	27.82%	to	29.71%
2016		22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2020		168	$26.79	to	$65.99	$7,438	0.24%	0.00%	to	1.50%	7.35%	to	30.60%
2019		175	$20.59	to	$50.53	$5,930	0.26%	0.00%	to	1.50%	30.45%	to	32.42%
2018		460	$15.60	to	$38.16	$12,694	0.41%	0.00%	to	1.50%	-3.24%	to	-1.75%
2017		422	$15.94	to	$38.84	$11,802	0.40%	0.00%	to	1.50%	27.53%	to	29.42%
2016		321	$12.36	to	$30.01	$6,892	0.28%	0.00%	to	1.50%	2.16%	to	3.70%
Voya Large Cap Value Portfolio - Adviser Class
2020		1		$16.50		$15	0.00%		0.35%			5.23%
2019		1		$15.68		$16	0.00%		0.35%			24.05%
2018		1		$12.64		$15	0.00%		0.35%			-8.67%
2017		1		$13.84		$21	1.85%		0.35%			12.43%
2016		2		$12.31		$21	1.80%		0.35%			12.83%
Voya Large Cap Value Portfolio - Institutional Class
2020		14,499	$11.74	to	$23.48	$283,899	2.00%	0.00%	to	1.95%	4.22%	to	6.29%
2019		16,308	$11.09	to	$22.09	$303,689	2.12%	0.00%	to	1.95%	22.71%	to	25.12%
2018		17,753	$13.34	to	$17.66	$267,860	2.01%	0.00%	to	1.95%	-9.62%	to	-7.78%
2017		20,269	$14.76	to	$19.15	$335,852	2.43%	0.00%	to	1.95%	11.31%	to	13.52%
2016		22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
Voya Large Cap Value Portfolio - Service Class
2020		72	$16.63	to	$20.82	$1,338	1.95%	0.30%	to	1.40%	2.28%	to	54.66%
2019		69	$15.91	to	$19.31	$1,231	1.86%	0.10%	to	1.40%	23.05%	to	24.59%
2018		85	$12.93	to	$16.36	$1,241	1.70%	0.10%	to	1.40%	-9.33%	to	-8.06%
2017		107	$14.26	to	$17.09	$1,692	2.17%	0.10%	to	1.40%	11.67%	to	13.08%
2016		118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
Voya Limited Maturity Bond Portfolio - Adviser Class
2020		—		$10.79		$5	0.00%		0.35%			2.57%
2019		—		$10.52		$5	0.00%		0.35%			3.24%
2018		1		$10.19		$15	0.00%		0.35%			0.39%
2017		1		$10.15		$11	1.36%		0.35%			0.59%
2016		1		$10.09		$10	0.48%		0.35%			0.50%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Stock Index Portfolio - Institutional Class
2020		2,421	$13.56	to	$45.76	$42,300	1.80%	0.00%	to	1.40%	14.38%	to	18.12%
2019		2,540	$11.52	to	$38.74	$39,309	1.71%	0.00%	to	1.40%	29.30%	to	31.14%
2018		1,301	$19.90	to	$29.54	$28,279	1.86%	0.00%	to	1.40%	-5.94%	to	-4.65%
2017		1,271	$20.95	to	$30.98	$29,429	1.95%	0.00%	to	1.40%	19.76%	to	21.49%
2016		1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2020		1		$12.10		$11	0.00%		0.35%			10.20%
2019		1		$10.98		$12	0.00%		0.35%			7.23%
2018		2		$10.24		$20	0.00%		0.35%			-2.75%
2017		3		$10.53		$32	0.90%		0.35%			1.84%
2016		5		$10.34		$48	0.00%		0.35%			2.89%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2020		3,894	$10.17	to	$17.76	$60,878	5.33%	0.00%	to	1.50%	-6.23%	to	9.19%
2019		4,491	$10.72	to	$18.67	$74,592	2.97%	0.00%	to	1.50%	22.87%	to	24.80%
2018		4,693	$12.81	to	$14.96	$64,343	5.37%	0.00%	to	1.50%	-9.92%	to	-8.56%
2017		5,377	$14.21	to	$16.36	$81,417	3.72%	0.00%	to	1.50%	9.13%	to	10.77%
2016		6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
VY® Clarion Real Estate Portfolio - Adviser Class
2020		2		$17.58		$36	2.50%		0.35%			-7.23%
2019		2		$18.95		$44	2.53%		0.35%			27.27%
2018		2		$14.89		$35	2.60%		0.35%			-8.31%
2017		3		$16.24		$42	2.55%		0.35%			4.44%
2016		6		$15.55		$90	1.52%		0.35%			3.53%
VY® Clarion Real Estate Portfolio - Institutional Class
2020		60	$17.75	to	$20.60	$1,243	2.43%	0.95%	to	1.95%	-8.13%	to	-7.21%
2019		70	$19.32	to	$22.20	$1,556	2.42%	0.95%	to	1.95%	25.95%	to	27.22%
2018		81	$15.34	to	$17.45	$1,419	2.96%	0.95%	to	1.95%	-9.23%	to	-8.30%
2017		96	$16.90	to	$19.03	$1,820	2.32%	0.95%	to	1.95%	3.43%	to	4.50%
2016		117	$16.34	to	$18.21	$2,120	1.85%	0.95%	to	1.95%	2.45%	to	3.47%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Service Class
2020		1,777	$17.47	to	$22.84	$35,429	2.17%	0.00%	to	1.50%	-7.89%	to	-6.53%
2019		2,072	$18.86	to	$24.44	$44,624	2.14%	0.00%	to	1.50%	26.19%	to	28.18%
2018		2,224	$14.85	to	$19.07	$37,743	2.60%	0.00%	to	1.50%	-9.00%	to	-7.65%
2017		2,860	$16.22	to	$20.65	$53,192	2.07%	0.00%	to	1.50%	3.59%	to	5.20%
2016		3,437	$15.57	to	$19.63	$61,308	1.58%	0.00%	to	1.50%	2.70%	to	4.25%
VY® Invesco Growth and Income Portfolio - Institutional Class
2020		1,355	$22.11	to	$22.96	$29,975	2.18%	0.00%	to	0.45%	2.74%	to	3.24%
2019		1,348	$21.52	to	$22.24	$29,008	2.77%	0.00%	to	0.45%	24.47%	to	24.94%
2018		1,580	$17.29	to	$17.80	$27,328	1.75%	0.00%	to	0.45%	-13.72%	to	-13.30%
2017		1,642	$20.04	to	$20.53	$32,904	2.26%	0.00%	to	0.45%	13.61%	to	14.12%
2016		1,500	$17.64	to	$17.99	$26,466	2.34%	0.00%	to	0.45%	19.67%	to	20.25%
VY® Invesco Growth and Income Portfolio - Service Class
2020		982	$20.04	to	$30.43	$25,845	1.84%	0.00%	to	1.50%	1.35%	to	2.91%
2019		1,092	$19.65	to	$29.57	$28,186	2.43%	0.00%	to	1.50%	22.89%	to	24.72%
2018		1,248	$15.90	to	$23.71	$26,073	1.47%	0.00%	to	1.50%	-14.86%	to	-13.59%
2017		1,363	$18.57	to	$27.44	$33,274	2.05%	0.00%	to	1.50%	12.17%	to	13.91%
2016		1,315	$16.45	to	$24.09	$28,398	2.12%	0.00%	to	1.50%	18.18%	to	19.91%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2020		4		$34.12		$128	0.00%		0.35%			32.45%
2019		7		$25.76		$190	0.00%		0.35%			30.83%
2018		8		$19.69		$151	0.57%		0.35%			-17.37%
2017		8		$23.83		$202	0.32%		0.35%			41.93%
2016		16		$16.79		$266	0.93%		0.35%			12.23%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2020		527	$34.88	to	$35.17	$18,412	0.51%	0.95%	to	1.20%	32.12%	to	32.52%
2019		541	$26.40	to	$26.54	$14,297	0.14%	0.95%	to	1.20%	30.56%	to	30.87%
2018		561	$20.22	to	$20.28	$11,355	0.90%	0.95%	to	1.20%	-17.57%	to	-17.39%
2017		655	$24.53	to	$24.55	$16,078	0.51%	0.95%	to	1.20%	41.63%	to	41.74%
2016		1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2020		840	$16.74	to	$47.10	$32,983	0.31%	0.00%	to	1.50%	31.38%	to	33.39%
2019		875	$12.66	to	$35.31	$26,095	0.01%	0.00%	to	1.50%	29.78%	to	31.73%
2018		890	$9.70	to	$26.81	$20,389	0.62%	0.00%	to	1.50%	-18.02%	to	-16.74%
2017		1,026	$11.76	to	$32.20	$28,556	0.46%	0.00%	to	1.55%	40.83%	to	43.05%
2016		898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2020		—		$27.12		$3	0.00%		0.35%			15.40%
2019		—		$23.50		$3	0.00%		0.35%			25.53%
2018		1		$18.72		$24	0.00%		0.35%			-11.15%
2017		2		$21.06		$46	0.19%		0.35%			14.82%
2016		2		$18.35		$28	0.16%		0.35%			20.72%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2020		2,040	$27.92	to	$28.99	$56,972	0.00%	0.00%	to	0.45%	16.00%	to	16.52%
2019		2,106	$24.07	to	$24.88	$50,704	1.19%	0.00%	to	0.45%	26.22%	to	26.74%
2018		2,187	$19.07	to	$19.63	$41,715	0.66%	0.00%	to	0.45%	-10.76%	to	-10.32%
2017		2,118	$21.37	to	$21.89	$45,257	0.69%	0.00%	to	0.45%	15.33%	to	15.88%
2016		2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2020		1,044	$29.85	to	$46.33	$41,406	0.00%	0.00%	to	1.50%	14.58%	to	37.27%
2019		1,134	$25.90	to	$39.84	$39,048	0.68%	0.00%	to	1.60%	24.50%	to	26.40%
2018		1,109	$20.68	to	$31.52	$30,497	0.40%	0.00%	to	1.65%	-11.98%	to	-10.52%
2017		1,095	$23.32	to	$35.23	$33,973	0.46%	0.00%	to	1.65%	13.66%	to	15.58%
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2020		17		$27.43		$471	1.20%		0.35%			17.12%
2019		16		$23.42		$363	1.21%		0.35%			23.59%
2018		16		$18.95		$298	1.54%		0.35%			-0.26%
2017		25		$19.00		$479	0.97%		0.35%			14.32%
2016		27		$16.62		$450	1.15%		0.35%			7.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2020		18,429	$27.02	to	$28.05	$497,984	1.50%	0.00%	to	0.45%	17.73%	to	18.25%
2019		18,802	$22.95	to	$23.72	$431,537	1.83%	0.00%	to	0.45%	24.19%	to	24.71%
2018		17,670	$18.48	to	$19.02	$326,569	2.53%	0.00%	to	0.45%	0.27%	to	0.74%
2017		17,165	$18.43	to	$18.88	$316,392	1.54%	0.00%	to	0.45%	14.83%	to	15.40%
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2020		32,116	$15.68	to	$45.27	$1,169,756	1.25%	0.00%	to	1.50%	16.21%	to	17.98%
2019		32,781	$13.39	to	$38.37	$1,030,790	1.54%	0.00%	to	1.50%	22.52%	to	24.35%
2018		31,213	$10.85	to	$30.86	$806,219	2.19%	0.00%	to	1.50%	-1.02%	to	0.52%
2017		31,475	$10.88	to	$30.70	$827,633	1.25%	0.00%	to	1.50%	13.40%	to	15.11%
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2020		30		$25.14		$746	3.55%		0.35%			0.28%
2019		38		$25.07		$942	2.29%		0.35%			25.48%
2018		40		$19.98		$803	1.76%		0.35%			-10.00%
2017		51		$22.20		$1,125	1.68%		0.35%			15.50%
2016		67		$19.22		$1,281	1.87%		0.35%			17.91%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2020		3,792	$11.33	to	$42.56	$97,378	3.50%	0.00%	to	1.65%	-0.74%	to	22.34%
2019		4,111	$11.26	to	$42.16	$105,540	2.52%	0.00%	to	1.65%	24.30%	to	26.43%
2018		3,572	$15.48	to	$33.35	$90,169	2.17%	0.00%	to	1.65%	-10.81%	to	-9.31%
2017		3,794	$17.23	to	$36.78	$106,982	2.03%	0.00%	to	1.65%	14.34%	to	16.25%
2016		4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2020		7		$15.59		$108	1.96%		0.35%			13.71%
2019		7		$13.71		$96	0.00%		0.35%			26.83%
2018		8		$10.81		$91	1.06%		0.35%			-14.81%
2017		8		$12.69		$98	0.84%		0.35%			27.03%
2016		9		$9.99		$89	1.10%		0.35%			1.22%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Service Class
2020		379	$13.25	to	$27.16	$9,191	2.22%	0.25%	to	1.50%	12.78%	to	20.60%
2019		396	$11.68	to	$24.68	$8,458	0.73%	0.00%	to	1.50%	25.71%	to	27.68%
2018		412	$9.23	to	$19.33	$6,957	1.82%	0.00%	to	1.50%	-15.38%	to	-14.13%
2017		452	$10.85	to	$22.51	$8,970	1.16%	0.00%	to	1.50%	25.91%	to	27.90%
2016		445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
Voya Government Money Market Portfolio - Class I
2020		23,836	$9.15	to	$57.69	$334,139	0.22%	0.00%	to	1.80%	-1.51%	to	0.33%
2019		17,995	$9.29	to	$57.69	$248,617	1.85%	0.00%	to	1.80%	0.11%	to	1.97%
2018		16,792	$9.28	to	$56.76	$237,575	1.47%	0.00%	to	1.80%	-0.11%	to	1.57%
2017		15,640	$9.43	to	$56.05	$219,152	0.58%	0.00%	to	1.70%	-0.92%	to	0.62%
2016		16,116	$9.41	to	$55.98	$228,794	0.08%	0.00%	to	1.80%	-1.67%	to	0.21%
Voya Multi-Manager International Small Cap Fund - Class A
2020		9	$28.55	to	$34.39	$270	1.16%	0.00%	to	1.10%	14.11%	to	29.72%
2019		9	$25.02	to	$29.81	$247	1.97%	0.00%	to	1.10%	23.12%	to	24.26%
2018		12	$20.67	to	$23.99	$260	1.23%	0.00%	to	1.00%	-22.82%	to	-22.06%
2017		14	$26.59	to	$30.78	$388	0.99%	0.00%	to	1.05%	33.53%	to	34.94%
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
Voya Multi-Manager International Small Cap Fund - Class I
2020		107	$14.57	to	$15.41	$1,595	1.69%	0.30%	to	1.50%	14.01%	to	15.43%
2019		105	$12.78	to	$13.35	$1,361	2.32%	0.30%	to	1.50%	22.77%	to	24.30%
2018		133	$10.41	to	$10.74	$1,402	1.70%	0.25%	to	1.50%	-22.95%	to	-22.02%
2017		113	$13.50	to	$13.78	$1,543	2.44%	0.25%	to	1.50%	33.86%	to	35.10%
2016	6/6/2016	3	$10.13	to	$10.20	$28	(a)	0.30%	to	1.25%		(a)
Voya Global Bond Portfolio - Adviser Class
2020		9		$17.39		$149	2.65%		0.35%			8.21%
2019		19		$16.07		$304	2.42%		0.35%			6.99%
2018		18		$15.02		$275	3.32%		0.35%			-2.78%
2017		17		$15.45		$267	2.28%		0.35%			8.73%
2016		20		$14.21		$285	1.55%		0.35%			5.42%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Initial Class
2020		4,334	$11.21	to	$19.74	$72,287	2.83%	0.00%	to	1.95%	7.03%	to	9.24%
2019		4,517	$10.29	to	$18.07	$69,980	2.87%	0.00%	to	1.95%	5.81%	to	7.91%
2018		4,774	$12.91	to	$16.96	$70,474	3.78%	0.00%	to	1.95%	-3.94%	to	-1.97%
2017		5,031	$13.32	to	$17.30	$76,778	2.56%	0.00%	to	1.95%	7.61%	to	9.69%
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
Voya Global Bond Portfolio - Service Class
2020		42	$14.46	to	$16.13	$654	2.42%	0.25%	to	1.50%	5.50%	to	8.62%
2019		35	$13.42	to	$14.85	$503	2.56%	0.25%	to	1.50%	6.03%	to	7.21%
2018		27	$12.38	to	$13.59	$356	3.06%	0.40%	to	1.50%	-3.63%	to	-2.58%
2017		41	$12.68	to	$14.56	$559	2.19%	0.00%	to	1.50%	7.67%	to	9.31%
2016		55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
Voya Index Solution 2025 Portfolio - Initial Class
2020		269	$21.19	to	$29.88	$7,023	2.63%	0.00%	to	1.40%	10.86%	to	13.05%
2019		522	$18.98	to	$26.43	$12,222	1.77%	0.00%	to	1.40%	17.12%	to	18.79%
2018		545	$16.18	to	$22.25	$11,069	1.75%	0.00%	to	1.40%	-6.27%	to	-4.99%
2017		510	$17.24	to	$23.24	$10,973	1.86%	0.05%	to	1.40%	13.23%	to	14.53%
2016		426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
Voya Index Solution 2025 Portfolio - Service 2 Class
2020		99	$20.31	to	$23.54	$2,167	1.69%	0.20%	to	1.55%	2.48%	to	12.52%
2019		95	$18.40	to	$20.92	$1,859	2.01%	0.20%	to	1.50%	16.56%	to	17.99%
2018		150	$15.72	to	$17.73	$2,527	1.08%	0.20%	to	1.55%	-6.76%	to	-5.49%
2017		239	$16.86	to	$19.06	$4,336	1.34%	0.00%	to	1.55%	12.63%	to	14.41%
2016		271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
Voya Index Solution 2025 Portfolio - Service Class
2020		382	$20.59	to	$27.07	$10,089	1.83%	0.00%	to	1.25%	11.42%	to	12.86%
2019		259	$18.48	to	$24.14	$6,057	1.81%	0.00%	to	1.25%	17.20%	to	18.41%
2018		216	$17.60	to	$20.51	$4,318	1.55%	0.00%	to	1.10%	-6.23%	to	-5.17%
2017		203	$16.86	to	$21.77	$4,318	1.55%	0.00%	to	1.25%	13.15%	to	14.64%
2016		130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Initial Class
2020		314	$26.28	to	$34.25	$9,524	2.77%	0.00%	to	1.40%	11.73%	to	14.40%
2019		699	$23.15	to	$29.94	$18,659	1.76%	0.00%	to	1.40%	20.91%	to	22.60%
2018		668	$18.99	to	$24.42	$14,903	1.58%	0.00%	to	1.40%	-8.18%	to	-6.92%
2017		529	$20.45	to	$26.03	$12,725	1.76%	0.05%	to	1.40%	17.01%	to	18.28%
2016		458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
Voya Index Solution 2035 Portfolio - Service 2 Class
2020		102	$23.39	to	$27.24	$2,571	1.50%	0.00%	to	1.40%	12.34%	to	13.93%
2019		88	$20.51	to	$23.91	$1,970	1.55%	0.00%	to	1.55%	20.22%	to	22.05%
2018		83	$17.06	to	$19.59	$1,514	0.93%	0.00%	to	1.55%	-8.57%	to	-7.11%
2017		118	$18.66	to	$21.09	$2,373	1.20%	0.00%	to	1.55%	16.33%	to	18.15%
2016		154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
Voya Index Solution 2035 Portfolio - Service Class
2020		284	$23.27	to	$31.03	$8,622	1.37%	0.00%	to	1.25%	12.69%	to	14.12%
2019		337	$20.65	to	$27.37	$8,925	1.65%	0.00%	to	1.25%	20.83%	to	22.37%
2018		281	$17.09	to	$22.51	$6,123	1.36%	0.00%	to	1.25%	-8.27%	to	-7.12%
2017		246	$18.63	to	$24.40	$5,806	1.56%	0.00%	to	1.25%	16.95%	to	18.36%
2016		188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
Voya Index Solution 2045 Portfolio - Initial Class
2020		219	$26.72	to	$37.05	$7,236	2.73%	0.00%	to	1.40%	12.91%	to	15.78%
2019		601	$23.27	to	$32.00	$17,160	1.60%	0.00%	to	1.40%	23.14%	to	24.85%
2018		595	$18.78	to	$25.63	$13,991	1.38%	0.00%	to	1.40%	-9.44%	to	-8.14%
2017		544	$19.92	to	$27.90	$14,017	1.57%	0.00%	to	1.40%	18.79%	to	20.47%
2016		448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
Voya Index Solution 2045 Portfolio - Service 2 Class
2020		123	$24.53	to	$29.04	$3,378	1.37%	0.00%	to	1.55%	3.64%	to	16.04%
2019		115	$21.70	to	$25.18	$2,745	1.52%	0.00%	to	1.50%	22.53%	to	24.35%
2018		97	$17.64	to	$20.25	$1,856	0.78%	0.00%	to	1.55%	-9.91%	to	-8.50%
2017		131	$19.58	to	$22.13	$2,783	1.05%	0.00%	to	1.55%	18.09%	to	19.95%
2016		150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2045 Portfolio - Service Class
2020		206	$24.82	to	$33.53	$6,804	1.38%	0.00%	to	1.25%	14.06%	to	15.52%
2019		179	$21.76	to	$29.22	$5,102	1.53%	0.00%	to	1.25%	23.01%	to	24.56%
2018		159	$17.69	to	$23.62	$3,653	1.23%	0.00%	to	1.25%	-9.61%	to	-8.45%
2017		124	$19.57	to	$25.96	$3,154	1.43%	0.00%	to	1.25%	18.75%	to	20.21%
2016		83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
Voya Index Solution 2055 Portfolio - Initial Class
2020		128	$25.18	to	$29.23	$3,342	2.78%	0.00%	to	1.40%	13.83%	to	19.92%
2019		317	$22.12	to	$25.33	$7,159	1.38%	0.00%	to	1.40%	23.44%	to	25.21%
2018		277	$17.92	to	$20.23	$5,203	1.19%	0.00%	to	1.40%	-9.73%	to	-8.53%
2017		197	$19.85	to	$21.93	$4,069	1.35%	0.05%	to	1.40%	19.29%	to	20.85%
2016		134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
Voya Index Solution 2055 Portfolio - Service 2 Class
2020		86	$23.77	to	$28.04	$2,277	1.23%	0.00%	to	1.55%	3.68%	to	14.97%
2019		70	$21.00	to	$24.39	$1,618	1.30%	0.00%	to	1.55%	22.81%	to	24.69%
2018		62	$17.10	to	$19.56	$1,152	0.74%	0.00%	to	1.55%	-10.19%	to	-8.77%
2017		62	$19.04	to	$21.44	$1,296	1.13%	0.00%	to	1.55%	18.63%	to	20.52%
2016		48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
Voya Index Solution 2055 Portfolio - Service Class
2020		198	$24.27	to	$28.47	$5,148	1.38%	0.00%	to	1.50%	13.41%	to	18.77%
2019		155	$21.40	to	$24.73	$3,535	1.21%	0.00%	to	1.50%	23.06%	to	24.90%
2018		122	$17.39	to	$19.80	$2,235	1.03%	0.00%	to	1.50%	-10.04%	to	-8.63%
2017		101	$19.32	to	$21.67	$2,038	1.14%	0.00%	to	1.50%	18.88%	to	20.59%
2016		60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
Voya Index Solution 2065 Portfolio - Initial Class
2020	8/24/2020	—	$11.60	to	$11.63	$4	(e)	0.70%	to	1.25%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2065 Portfolio - Service Class
2020	10/22/2020	1		$11.63		$9	(e)		0.65%			(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution Income Portfolio - Initial Class
2020		56	$16.60	to	$22.35	$1,077	3.50%	0.00%	to	1.40%	9.79%	to	11.30%
2019		190	$15.10	to	$20.08	$3,374	2.05%	0.00%	to	1.40%	11.56%	to	13.19%
2018		230	$13.51	to	$17.74	$3,732	1.98%	0.00%	to	1.40%	-4.37%	to	-3.08%
2017		270	$14.11	to	$18.16	$4,533	2.11%	0.05%	to	1.40%	7.86%	to	9.06%
2016		237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
Voya Index Solution Income Portfolio - Service 2 Class
2020		46	$15.98	to	$18.62	$780	1.58%	0.00%	to	1.40%	1.56%	to	10.77%
2019		48	$14.56	to	$16.81	$736	1.98%	0.00%	to	1.45%	11.06%	to	12.74%
2018		71	$12.99	to	$14.91	$980	1.53%	0.00%	to	1.55%	-4.90%	to	-3.43%
2017		86	$13.66	to	$15.44	$1,245	1.70%	0.00%	to	1.55%	7.22%	to	8.89%
2016		85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
Voya Index Solution Income Portfolio - Service Class
2020		64	$16.14	to	$20.23	$1,234	1.62%	0.00%	to	1.25%	9.72%	to	11.08%
2019		64	$14.71	to	$18.34	$1,114	2.04%	0.00%	to	1.25%	11.63%	to	12.85%
2018		60	$14.71	to	$16.35	$948	2.37%	0.00%	to	1.10%	-4.26%	to	-3.22%
2017		60	$15.20	to	$17.01	$990	1.82%	0.00%	to	1.10%	7.81%	to	9.04%
2016		59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
Voya International High Dividend Low Volatility Portfolio - Adviser Class
2020		15		$11.43		$169	2.73%		0.35%			-1.55%
2019		17		$11.61		$197	1.55%		0.35%			15.75%
2018		19		$10.03		$190	1.87%		0.35%			-15.64%
2017		20		$11.89		$238	1.60%		0.35%			21.20%
2016		23		$9.81		$223	2.36%		0.35%			1.03%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International High Dividend Low Volatility Portfolio - Initial Class
2020		5,917	$10.45	to	$12.74	$66,331	3.33%	0.00%	to	1.50%	-2.23%	to	-0.70%
2019		6,442	$10.68	to	$12.83	$73,467	2.15%	0.00%	to	1.50%	14.96%	to	16.74%
2018		6,988	$9.29	to	$10.99	$69,069	2.19%	0.00%	to	1.50%	-16.23%	to	-14.94%
2017		7,762	$11.09	to	$12.92	$91,104	2.03%	0.00%	to	1.50%	20.52%	to	22.35%
2016		8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
Voya International High Dividend Low Volatility Portfolio - Service Class
2020		4	$12.97	to	$13.96	$54	3.54%	0.50%	to	1.00%	-1.97%	to	3.51%
2019		4	$13.05	to	$14.16	$59	1.46%	0.50%	to	1.10%	15.18%	to	15.65%
2018		6	$11.26	to	$13.03	$78	1.46%	0.00%	to	1.15%	-16.16%	to	-15.78%
2017		13	$13.19	to	$15.18	$196	1.45%	0.10%	to	1.30%	20.66%	to	21.93%
2016		21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
Voya Solution 2025 Portfolio - Adviser Class
2020		13		$21.78		$287	1.32%		0.35%			12.91%
2019		24		$19.29		$468	1.95%		0.35%			17.41%
2018		28		$16.43		$457	1.88%		0.35%			-6.33%
2017		29	$17.54	to	$17.89	$501	1.70%	0.35%	to	0.70%	14.24%	to	14.64%
2016		29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
Voya Solution 2025 Portfolio - Initial Class
2020		988	$13.69	to	$20.02	$14,803	2.25%	0.00%	to	1.20%	12.49%	to	13.81%
2019		847	$12.12	to	$17.59	$11,199	2.58%	0.00%	to	1.20%	16.97%	to	18.37%
2018		760	$10.32	to	$14.86	$8,566	2.34%	0.00%	to	1.20%	-6.62%	to	-5.47%
2017		725	$11.00	to	$15.72	$8,717	2.90%	0.00%	to	1.20%	14.18%	to	15.59%
2016		211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
Voya Solution 2025 Portfolio - Service 2 Class
2020		241	$20.59	to	$24.12	$5,546	1.56%	0.10%	to	1.55%	11.66%	to	17.59%
2019		332	$18.44	to	$21.29	$6,734	1.80%	0.10%	to	1.55%	16.12%	to	17.82%
2018		455	$15.88	to	$18.23	$7,854	1.68%	0.00%	to	1.55%	-7.35%	to	-6.08%
2017		471	$17.14	to	$19.07	$8,664	1.83%	0.20%	to	1.55%	13.28%	to	14.88%
2016		689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2020		6,794	$12.26	to	$25.54	$146,667	1.99%	0.00%	to	1.50%	11.86%	to	13.59%
2019		7,022	$10.83	to	$22.49	$135,241	2.31%	0.00%	to	1.50%	16.38%	to	18.12%
2018		7,484	$13.10	to	$19.04	$124,074	2.03%	0.00%	to	1.50%	-7.13%	to	-5.71%
2017		8,100	$14.02	to	$20.20	$145,817	1.88%	0.00%	to	1.50%	13.61%	to	15.31%
2016		8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
Voya Solution 2035 Portfolio - Adviser Class
2020		16		$23.65		$376	1.65%		0.35%			13.81%
2019		23		$20.78		$475	2.05%		0.35%			21.10%
2018		23		$17.16		$401	1.63%		0.35%			-8.87%
2017		24		$18.83		$460	1.33%		0.35%			18.80%
2016		24		$15.85		$386	2.44%		0.35%			5.67%
Voya Solution 2035 Portfolio - Initial Class
2020		901	$14.19	to	$21.86	$14,901	1.86%	0.00%	to	1.20%	13.30%	to	14.63%
2019		800	$12.47	to	$19.07	$11,644	2.52%	0.00%	to	1.20%	20.81%	to	22.24%
2018		635	$10.28	to	$15.60	$7,686	2.14%	0.00%	to	1.20%	-9.25%	to	-8.07%
2017		517	$11.27	to	$16.97	$6,878	2.29%	0.00%	to	1.20%	18.48%	to	19.84%
2016		246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
Voya Solution 2035 Portfolio - Service 2 Class
2020		389	$22.95	to	$26.88	$9,833	1.39%	0.00%	to	1.45%	12.67%	to	22.33%
2019		515	$20.37	to	$23.52	$11,338	1.95%	0.00%	to	1.45%	19.89%	to	21.61%
2018		614	$16.99	to	$19.34	$11,164	1.73%	0.00%	to	1.45%	-9.77%	to	-8.38%
2017		618	$18.83	to	$21.11	$12,339	1.49%	0.00%	to	1.45%	17.61%	to	19.27%
2016		785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
Voya Solution 2035 Portfolio - Service Class
2020		7,282	$12.59	to	$28.02	$170,550	1.74%	0.00%	to	1.50%	12.78%	to	14.46%
2019		7,433	$11.03	to	$24.48	$154,810	2.22%	0.00%	to	1.50%	20.12%	to	21.98%
2018		7,670	$13.30	to	$20.07	$134,108	1.80%	0.00%	to	1.50%	-9.72%	to	-8.31%
2017		8,035	$14.65	to	$21.90	$156,617	1.53%	0.00%	to	1.50%	17.67%	to	19.47%
2016		8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Adviser Class
2020		1		$24.49		$20	0.00%		0.35%			15.63%
2019		1		$21.18		$18	0.00%		0.35%			23.21%
2018		1	$16.68	to	$17.19	$15	0.00%	0.35%	to	1.25%	-11.61%	to	-10.84%
2017		1	$18.87	to	$19.28	$29	0.97%	0.35%	to	1.25%	19.43%	to	20.50%
2016		2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
Voya Solution 2045 Portfolio - Initial Class
2020		671	$14.52	to	$23.09	$11,145	1.62%	0.00%	to	1.20%	15.24%	to	16.56%
2019		598	$12.55	to	$19.81	$8,702	2.28%	0.00%	to	1.20%	22.79%	to	24.28%
2018		517	$10.18	to	$15.94	$6,196	1.82%	0.00%	to	1.20%	-11.16%	to	-10.05%
2017		473	$11.40	to	$17.72	$6,333	1.66%	0.00%	to	1.20%	20.06%	to	21.54%
2016		177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
Voya Solution 2045 Portfolio - Service 2 Class
2020		162	$24.08	to	$28.21	$4,330	1.26%	0.10%	to	1.55%	14.34%	to	26.03%
2019		219	$21.06	to	$24.31	$5,014	1.49%	0.10%	to	1.55%	21.80%	to	23.44%
2018		278	$17.29	to	$19.85	$5,179	1.34%	0.00%	to	1.55%	-11.74%	to	-10.34%
2017		274	$19.59	to	$22.14	$5,732	1.18%	0.00%	to	1.55%	19.16%	to	20.98%
2016		446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
Voya Solution 2045 Portfolio - Service Class
2020		5,167	$12.94	to	$29.50	$126,807	1.55%	0.00%	to	1.50%	14.54%	to	16.29%
2019		5,299	$11.16	to	$25.37	$113,924	1.98%	0.00%	to	1.50%	22.06%	to	23.93%
2018		5,356	$13.13	to	$20.48	$94,948	1.44%	0.00%	to	1.50%	-11.56%	to	-10.19%
2017		5,993	$14.75	to	$22.81	$122,145	1.07%	0.00%	to	1.50%	19.44%	to	21.27%
2016		6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
Voya Solution 2055 Portfolio - Initial Class
2020		345	$14.53	to	$28.46	$6,151	1.47%	0.00%	to	1.20%	14.99%	to	16.40%
2019		257	$12.58	to	$24.45	$4,029	1.81%	0.00%	to	1.20%	23.32%	to	24.74%
2018		179	$10.16	to	$19.60	$2,280	1.76%	0.00%	to	1.20%	-11.40%	to	-10.30%
2017		144	$11.41	to	$21.85	$2,039	1.41%	0.00%	to	1.20%	20.46%	to	21.93%
2016		85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service 2 Class
2020		47	$23.75	to	$26.99	$1,207	0.69%	0.10%	to	1.30%	1.31%	to	26.59%
2019		76	$20.76	to	$23.32	$1,692	1.16%	0.10%	to	1.30%	22.62%	to	24.01%
2018		89	$16.93	to	$18.94	$1,581	1.20%	0.00%	to	1.30%	-11.69%	to	-10.87%
2017		71	$19.35	to	$20.88	$1,429	0.97%	0.20%	to	1.20%	20.22%	to	21.31%
2016		86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
Voya Solution 2055 Portfolio - Service Class
2020		1,651	$12.97	to	$27.72	$39,566	1.32%	0.00%	to	1.50%	14.27%	to	16.03%
2019		1,440	$11.21	to	$23.89	$30,438	1.71%	0.00%	to	1.50%	22.67%	to	24.49%
2018		1,264	$16.85	to	$19.19	$22,428	1.21%	0.00%	to	1.50%	-11.92%	to	-10.54%
2017		1,256	$19.12	to	$21.45	$25,364	0.92%	0.00%	to	1.50%	19.86%	to	21.67%
2016		1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
Voya Solution 2065 Portfolio - Service Class
2020	8/12/2020	30	$11.66	to	$11.74	$353	(e)	0.30%	to	1.50%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution Balanced Portfolio - Service Class
2020		372	$16.85	to	$19.74	$6,601	1.97%	0.25%	to	1.50%	11.22%	to	44.88%
2019		365	$15.15	to	$17.42	$5,786	2.23%	0.30%	to	1.50%	17.72%	to	19.15%
2018		377	$12.87	to	$14.62	$5,049	1.83%	0.30%	to	1.50%	-8.07%	to	-7.00%
2017		436	$14.00	to	$15.80	$6,414	1.43%	0.25%	to	1.50%	12.99%	to	14.49%
2016		374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
Voya Solution Income Portfolio - Adviser Class
2020		23		$19.65		$461	1.52%		0.35%			11.21%
2019		48		$17.67		$855	2.68%		0.35%			12.48%
2018		50		$15.71		$785	2.22%		0.35%			-3.56%
2017		51		$16.29		$836	1.92%		0.35%			8.67%
2016		67		$14.99		$1,009	0.97%		0.35%			3.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Initial Class
2020		786	$12.80	to	$16.55	$11,849	2.44%	0.00%	to	1.20%	10.86%	to	12.20%
2019		623	$11.50	to	$14.75	$8,415	3.09%	0.00%	to	1.20%	12.08%	to	13.37%
2018		654	$10.22	to	$13.01	$7,904	2.83%	0.00%	to	1.20%	-4.04%	to	-2.84%
2017		697	$10.59	to	$13.39	$8,750	2.82%	0.00%	to	1.20%	8.37%	to	9.66%
2016		553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
Voya Solution Income Portfolio - Service 2 Class
2020		179	$16.11	to	$19.08	$3,245	1.92%	0.00%	to	1.55%	0.68%	to	15.34%
2019		206	$14.65	to	$17.08	$3,320	2.48%	0.00%	to	1.55%	11.24%	to	12.96%
2018		259	$13.17	to	$15.12	$3,691	2.09%	0.00%	to	1.55%	-4.70%	to	-3.20%
2017		320	$13.82	to	$15.62	$4,736	1.96%	0.00%	to	1.55%	7.55%	to	9.23%
2016		408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
Voya Solution Income Portfolio - Service Class
2020		2,084	$11.76	to	$21.98	$37,924	2.34%	0.00%	to	1.50%	2.99%	to	11.97%
2019		2,341	$10.54	to	$19.63	$38,441	2.77%	0.00%	to	1.50%	11.39%	to	13.14%
2018		2,857	$13.44	to	$17.35	$43,388	2.37%	0.00%	to	1.50%	-4.50%	to	-3.03%
2017		3,498	$13.99	to	$17.90	$55,737	2.17%	0.00%	to	1.50%	7.64%	to	9.29%
2016		4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
Voya Solution Moderately Conservative Portfolio - Service Class
2020		502	$15.62	to	$18.29	$8,319	2.19%	0.25%	to	1.50%	9.69%	to	10.99%
2019		509	$14.24	to	$16.38	$7,654	1.97%	0.30%	to	1.50%	13.20%	to	14.63%
2018		467	$12.58	to	$14.37	$6,159	2.02%	0.25%	to	1.50%	-5.63%	to	-4.45%
2017		529	$13.33	to	$15.04	$7,396	2.24%	0.25%	to	1.50%	8.64%	to	10.02%
2016		501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2020		1		$33.31		$35	0.00%		0.35%			3.00%
2019		2		$32.34		$51	0.00%		0.35%			29.72%
2018		2		$24.93		$39	1.79%		0.35%			-14.80%
2017		3		$29.26		$73	0.89%		0.35%			10.50%
2016		3		$26.48		$75	1.35%		0.35%			23.28%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2020		1,164	$12.21	to	$30.99	$33,478	1.45%	0.00%	to	1.40%	2.41%	to	3.85%
2019		1,239	$11.87	to	$29.84	$34,644	1.44%	0.00%	to	1.40%	29.12%	to	30.93%
2018		1,535	$9.15	to	$22.79	$33,150	1.30%	0.00%	to	1.40%	-15.34%	to	-14.13%
2017		1,550	$10.76	to	$26.54	$39,257	1.29%	0.00%	to	1.40%	9.92%	to	11.42%
2016		1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2020		2,200	$11.62	to	$51.47	$62,126	1.22%	0.00%	to	1.50%	1.99%	to	40.10%
2019		2,472	$11.26	to	$49.72	$67,826	1.22%	0.00%	to	1.50%	28.73%	to	30.67%
2018		1,924	$20.50	to	$38.05	$57,494	1.06%	0.00%	to	1.50%	-15.64%	to	-14.34%
2017		2,082	$24.15	to	$44.42	$73,631	1.08%	0.00%	to	1.50%	9.48%	to	11.11%
2016		2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
VY® Baron Growth Portfolio - Adviser Class
2020		8		$47.44		$377	0.00%		0.35%			32.40%
2019		10		$35.83		$351	0.00%		0.35%			37.75%
2018		11		$26.01		$277	0.00%		0.35%			-2.47%
2017		15		$26.67		$393	0.60%		0.35%			27.42%
2016		15		$20.93		$315	0.00%		0.35%			4.70%
VY® Baron Growth Portfolio - Service Class
2020		3,550	$14.80	to	$81.22	$183,870	0.00%	0.00%	to	1.50%	27.93%	to	100.55%
2019		3,965	$11.14	to	$60.95	$156,083	0.00%	0.00%	to	1.50%	36.46%	to	38.55%
2018		3,388	$13.26	to	$44.00	$122,163	0.00%	0.00%	to	1.50%	-3.36%	to	-1.90%
2017		3,498	$13.69	to	$44.85	$130,478	0.74%	0.00%	to	1.50%	26.29%	to	28.22%
2016		4,507	$10.81	to	$34.98	$123,986	0.00%	0.00%	to	1.50%	3.77%	to	5.33%
VY® Columbia Contrarian Core Portfolio - Service Class
2020		277	$25.59	to	$66.02	$14,233	0.00%	0.00%	to	1.50%	19.63%	to	31.34%
2019		307	$21.26	to	$54.36	$13,169	1.82%	0.00%	to	1.50%	31.09%	to	33.07%
2018		345	$16.12	to	$40.85	$11,187	0.91%	0.00%	to	1.50%	-10.36%	to	-9.00%
2017		401	$17.88	to	$44.89	$14,546	0.98%	0.00%	to	1.50%	19.78%	to	21.60%
2016		453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2020		7		$21.18		$153	0.00%		0.35%			8.89%
2019		7		$19.45		$145	0.00%		0.35%			19.47%
2018		8		$16.28		$125	0.00%		0.35%			-18.27%
2017		8		$19.92		$167	0.16%		0.35%			10.30%
2016		9		$18.06		$159	0.04%		0.35%			22.94%
VY® Columbia Small Cap Value II Portfolio - Service Class
2020		283	$20.21	to	$24.29	$6,279	0.56%	0.25%	to	1.50%	7.90%	to	27.11%
2019		283	$18.73	to	$22.08	$5,775	0.34%	0.30%	to	1.50%	18.39%	to	19.87%
2018		321	$15.82	to	$18.56	$5,486	0.27%	0.25%	to	1.50%	-19.00%	to	-17.98%
2017		334	$19.53	to	$22.63	$7,003	0.28%	0.25%	to	1.50%	9.29%	to	10.66%
2016		373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
VY® Invesco Comstock Portfolio - Adviser Class
2020		10		$24.63		$238	1.61%		0.35%			-1.08%
2019		10		$24.90		$260	2.05%		0.35%			24.44%
2018		11		$20.01		$228	0.90%		0.35%			-12.89%
2017		19		$22.97		$438	0.97%		0.35%			16.90%
2016		21		$19.65		$408	2.11%		0.35%			17.10%
VY® Invesco Comstock Portfolio - Service Class
2020		2,018	$11.23	to	$33.39	$53,452	1.87%	0.00%	to	1.95%	-2.39%	to	70.99%
2019		2,230	$11.32	to	$33.58	$60,153	2.39%	0.00%	to	1.95%	22.76%	to	25.26%
2018		2,329	$15.99	to	$26.84	$54,176	1.35%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		2,571	$18.42	to	$30.79	$68,978	1.16%	0.00%	to	1.95%	15.37%	to	17.67%
2016		2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
VY® Invesco Equity and Income Portfolio - Adviser Class
2020		63		$25.13		$1,591	1.30%		0.35%			9.02%
2019		65		$23.05		$1,487	1.62%		0.35%			19.06%
2018		70		$19.36		$1,346	1.51%		0.35%			-10.20%
2017		72		$21.56		$1,561	1.28%		0.35%			9.94%
2016		81		$19.61		$1,585	1.55%		0.35%			14.28%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2020		11,219	$11.96	to	$30.28	$276,337	1.72%	0.00%	to	1.95%	7.81%	to	9.99%
2019		12,440	$10.91	to	$27.53	$281,505	2.08%	0.00%	to	1.95%	17.77%	to	20.11%
2018		13,640	$11.22	to	$23.79	$259,611	1.98%	0.00%	to	1.95%	-11.21%	to	-9.44%
2017		15,337	$12.49	to	$26.27	$326,650	2.18%	0.00%	to	1.95%	8.71%	to	10.91%
2016		16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
VY® Invesco Equity and Income Portfolio - Service Class
2020		46	$14.56	to	$81.51	$1,000	1.46%	0.00%	to	1.15%	8.41%	to	9.63%
2019		55	$13.43	to	$77.81	$1,061	1.70%	0.00%	to	1.15%	18.43%	to	19.82%
2018		75	$11.34	to	$65.44	$1,169	1.63%	0.00%	to	1.15%	-10.71%	to	-9.67%
2017		98	$12.70	to	$72.99	$1,649	1.60%	0.00%	to	1.15%	9.51%	to	10.61%
2016		115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
2020		8		$33.97		$286	0.72%		0.35%			26.75%
2019		10		$26.80		$266	0.00%		0.35%			30.60%
2018		11		$20.52		$219	1.49%		0.35%			-13.89%
2017		19		$23.83		$453	0.74%		0.35%			35.32%
2016		21		$17.61		$373	0.75%		0.35%			-0.62%
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2020		18,835	$14.58	to	$43.94	$681,765	1.04%	0.00%	to	1.80%	19.68%	to	84.17%
2019		21,035	$11.45	to	$33.95	$603,394	0.50%	0.00%	to	1.80%	29.47%	to	31.81%
2018		22,797	$15.32	to	$26.86	$512,694	1.64%	0.00%	to	1.80%	-14.76%	to	-13.20%
2017		24,766	$17.81	to	$30.95	$649,773	1.10%	0.00%	to	1.80%	34.07%	to	36.54%
2016		26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
VY® Invesco Oppenheimer Global Portfolio - Service Class
2020		53	$40.44	to	$42.37	$2,249	0.85%	1.00%	to	1.25%	25.86%	to	26.14%
2019		52	$32.13	to	$33.59	$1,758	0.19%	1.00%	to	1.25%	29.82%	to	30.14%
2018		53	$24.75	to	$25.81	$1,362	1.39%	1.00%	to	1.25%	-14.48%	to	-14.25%
2017		55	$28.94	to	$30.10	$1,667	0.94%	1.00%	to	1.25%	34.42%	to	34.80%
2016		49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2020		7		$30.19		$202	0.85%		0.35%			-0.26%
2019		9		$30.27		$270	0.78%		0.35%			25.34%
2018		10		$24.15		$244	1.01%		0.35%			-12.66%
2017		13		$27.65		$351	0.37%		0.35%			13.00%
2016		14		$24.47		$344	0.46%		0.35%			14.03%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2020		937	$11.88	to	$20.48	$18,652	1.17%	0.75%	to	0.95%	-0.42%	to	-0.19%
2019		1,062	$11.93	to	$20.52	$21,263	1.20%	0.75%	to	0.95%	25.32%	to	25.50%
2018		1,206	$9.52	to	$16.35	$19,362	1.40%	0.75%	to	0.95%	-12.82%	to	-12.61%
2017		1,300	$10.92	to	$18.71	$24,121	1.24%	0.75%	to	0.95%		13.12%
2016		510		$16.54		$8,433	0.95%		0.85%			13.99%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2020		1,269	$23.53	to	$50.42	$52,345	0.97%	0.00%	to	1.50%	-1.22%	to	0.28%
2019		1,443	$23.68	to	$50.28	$60,015	0.95%	0.00%	to	1.50%	24.34%	to	26.20%
2018		1,639	$18.93	to	$39.84	$54,651	1.12%	0.00%	to	1.50%	-13.50%	to	-12.18%
2017		1,852	$21.75	to	$45.37	$70,926	0.60%	0.00%	to	1.50%	12.03%	to	13.73%
2016		1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2020		9		$49.27		$454	0.00%		0.35%			30.79%
2019		10		$37.67		$388	0.29%		0.35%			36.09%
2018		11		$27.68		$292	0.00%		0.35%			-4.12%
2017		11		$28.87		$331	0.25%		0.35%			23.69%
2016		14		$23.34		$319	0.02%		0.35%			6.58%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2020		12,071	$14.70	to	$62.13	$610,289	0.09%	0.00%	to	1.50%	22.49%	to	31.85%
2019		13,267	$11.19	to	$47.13	$515,075	0.30%	0.00%	to	1.50%	35.15%	to	37.21%
2018		13,886	$21.35	to	$34.35	$403,457	0.19%	0.00%	to	1.50%	-4.67%	to	-3.21%
2017		15,001	$22.26	to	$35.50	$456,024	0.63%	0.00%	to	1.50%	22.95%	to	24.82%
2016		15,939	$18.00	to	$28.44	$389,971	0.31%	0.00%	to	1.50%	5.84%	to	7.44%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2020		35	$35.36	to	$56.00	$1,388	0.08%	0.25%	to	1.25%	8.35%	to	31.09%
2019		41	$27.25	to	$42.72	$1,259	0.24%	0.25%	to	1.25%	35.24%	to	36.53%
2018		49	$20.15	to	$31.29	$1,206	0.00%	0.25%	to	1.25%	-4.68%	to	-3.66%
2017		53	$21.14	to	$32.48	$1,378	0.44%	0.25%	to	1.25%	22.91%	to	24.11%
2016		50	$17.20	to	$26.17	$1,069	0.09%	0.25%	to	1.25%	5.91%	to	6.82%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2020		25		$51.42		$1,262	0.00%		0.35%			35.53%
2019		28		$37.94		$1,070	0.00%		0.35%			29.71%
2018		32		$29.25		$928	0.00%		0.35%			-1.91%
2017		56		$29.82		$1,656	0.00%		0.35%			32.42%
2016		50		$22.52		$1,119	0.00%		0.35%			0.67%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2020		9,759	$15.55	to	$124.05	$713,552	0.00%	0.00%	to	1.50%	29.53%	to	36.70%
2019		10,261	$11.41	to	$91.45	$556,786	0.20%	0.00%	to	1.50%	28.88%	to	30.84%
2018		8,845	$22.50	to	$72.09	$449,287	0.25%	0.00%	to	1.50%	-2.60%	to	-1.08%
2017		9,153	$23.10	to	$72.88	$469,719	0.05%	0.00%	to	1.50%	31.59%	to	33.60%
2016		9,257	$17.55	to	$54.56	$359,212	0.00%	0.00%	to	1.50%	0.00%	to	1.51%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2020		59	$48.11	to	$62.52	$3,493	0.00%	0.00%	to	1.55%	18.03%	to	36.36%
2019		75	$36.40	to	$45.85	$3,244	0.00%	0.00%	to	1.45%	28.58%	to	30.48%
2018		102	$28.31	to	$35.14	$3,407	0.05%	0.00%	to	1.45%	-2.75%	to	-1.32%
2017		118	$29.11	to	$35.61	$3,994	0.00%	0.00%	to	1.45%	31.30%	to	33.22%
2016		139	$22.17	to	$26.75	$3,555	0.00%	0.00%	to	1.45%	-0.18%	to	1.25%
Voya Corporate Leaders 100 Fund - Class I
2020		579	$14.69	to	$17.11	$9,533	2.11%	0.25%	to	1.50%	10.24%	to	26.09%
2019		531	$13.25	to	$15.30	$7,835	2.12%	0.30%	to	1.50%	26.62%	to	28.25%
2018		539	$10.40	to	$11.95	$6,239	2.21%	0.25%	to	1.50%	-8.13%	to	-7.00%
2017		468	$11.26	to	$12.85	$5,878	2.18%	0.25%	to	1.50%	17.60%	to	19.09%
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Conservative Portfolio - Class I
2020		1,114	$17.41	to	$35.67	$33,734	2.37%	0.00%	to	1.50%	8.79%	to	10.45%
2019		1,105	$15.90	to	$32.43	$30,351	2.72%	0.00%	to	1.50%	13.11%	to	14.84%
2018		1,103	$13.98	to	$32.37	$26,327	2.75%	0.00%	to	1.50%	-5.49%	to	-4.02%
2017		1,151	$14.69	to	$33.73	$28,660	2.48%	0.00%	to	1.50%	8.87%	to	10.54%
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
Voya Strategic Allocation Growth Portfolio - Class I
2020		2,300	$18.76	to	$46.11	$78,267	1.90%	0.00%	to	1.95%	12.15%	to	14.40%
2019		2,388	$16.54	to	$40.49	$71,733	2.64%	0.00%	to	1.95%	20.43%	to	22.86%
2018		2,476	$13.59	to	$35.34	$60,918	2.13%	0.00%	to	1.95%	-10.09%	to	-8.32%
2017		2,690	$14.96	to	$38.55	$72,444	1.73%	0.00%	to	1.95%	15.60%	to	17.92%
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
Voya Strategic Allocation Moderate Portfolio - Class I
2020		2,029	$18.22	to	$41.89	$63,521	2.16%	0.00%	to	1.50%	8.95%	to	12.77%
2019		2,163	$16.31	to	$37.33	$60,494	2.83%	0.00%	to	1.50%	17.49%	to	19.27%
2018		2,310	$13.80	to	$33.56	$54,755	2.42%	0.00%	to	1.50%	-7.49%	to	-6.05%
2017		2,560	$14.82	to	$35.72	$64,749	1.97%	0.00%	to	1.50%	12.79%	to	14.53%
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
Voya Growth and Income Portfolio - Class A
2020		56		$28.27		$1,587	0.90%		0.35%			16.34%
2019		63		$24.30		$1,537	1.28%		0.35%			27.83%
2018		67		$19.01		$1,271	1.39%		0.35%			-5.19%
2017		73		$20.05		$1,456	1.38%		0.35%			19.35%
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
Voya Growth and Income Portfolio - Class I
2020		19,715	$13.23	to	$892.37	$1,261,656	1.27%	0.00%	to	1.95%	14.94%	to	25.35%
2019		21,954	$11.32	to	$768.20	$1,215,091	1.65%	0.00%	to	1.95%	26.38%	to	28.90%
2018		24,740	$17.26	to	$601.68	$1,069,882	1.82%	0.00%	to	1.95%	-6.30%	to	-4.45%
2017		27,824	$18.23	to	$635.67	$1,266,962	1.81%	0.00%	to	1.95%	17.98%	to	20.37%
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class S
2020		10	$26.66	to	$41.49	$298	1.12%	0.40%	to	1.35%	15.34%	to	25.27%
2019		9	$23.03	to	$35.44	$236	1.41%	0.45%	to	1.35%	26.82%	to	27.99%
2018		9	$18.10	to	$27.69	$190	1.10%	0.45%	to	1.35%	-5.96%	to	-5.11%
2017		14	$19.18	to	$29.18	$355	1.56%	0.10%	to	1.35%	18.66%	to	19.94%
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
Voya Global High Dividend Low Volatility Portfolio - Class I
2020		5,984	$10.82	to	$13.64	$75,550	2.29%	0.00%	to	1.55%	-2.80%	to	16.67%
2019		6,754	$10.95	to	$13.75	$86,802	2.82%	0.00%	to	1.55%	19.83%	to	21.68%
2018		6,855	$10.61	to	$11.30	$74,924	5.37%	0.00%	to	1.55%	-10.31%	to	-8.87%
2017		7,484	$11.83	to	$12.43	$90,478	2.27%	0.00%	to	1.55%	21.83%	to	23.75%
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
Voya Global High Dividend Low Volatility Portfolio - Class S
2020		785	$12.91	to	$13.59	$10,150	2.02%	0.35%	to	1.20%	-2.27%	to	-1.45%
2019		877	$13.21	to	$13.79	$11,598	2.60%	0.35%	to	1.20%	19.98%	to	20.96%
2018		965	$10.99	to	$11.56	$10,636	4.58%	0.00%	to	1.25%	-10.21%	to	-9.12%
2017		1,049	$12.24	to	$12.72	$12,878	2.08%	0.00%	to	1.25%	21.91%	to	23.50%
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
Voya Index Plus LargeCap Portfolio - Class I
2020		7,540	$13.18	to	$69.47	$405,124	1.48%	0.00%	to	1.95%	1.57%	to	15.94%
2019		8,283	$11.41	to	$60.18	$386,977	1.55%	0.00%	to	1.95%	27.51%	to	30.03%
2018		9,223	$16.17	to	$48.43	$334,558	1.53%	0.00%	to	1.95%	-8.64%	to	-6.80%
2017		9,566	$17.62	to	$51.97	$377,022	1.58%	0.00%	to	1.95%	22.20%	to	24.64%
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
Voya Index Plus LargeCap Portfolio - Class S
2020		4		$33.37		$130	1.78%		0.35%			15.23%
2019		7		$28.96		$207	1.55%		0.35%			29.29%
2018		8		$22.40		$181	1.05%		0.35%			-7.36%
2017		8		$24.18		$201	0.88%		0.35%			23.87%
2016		15		$19.52		$298	1.44%		0.35%			9.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus MidCap Portfolio - Class I
2020		6,390	$12.07	to	$71.61	$298,527	1.26%	0.00%	to	1.95%	6.15%	to	8.25%
2019		7,153	$11.18	to	$66.15	$310,525	1.35%	0.00%	to	1.95%	24.66%	to	27.09%
2018		6,970	$17.16	to	$52.05	$271,771	1.11%	0.00%	to	1.95%	-16.01%	to	-14.32%
2017		7,743	$20.22	to	$60.77	$357,140	1.28%	0.00%	to	1.95%	11.36%	to	13.57%
2016		8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
Voya Index Plus MidCap Portfolio - Class S
2020		1		$29.00		$43	1.96%		0.35%			7.61%
2019		2		$26.95		$59	1.69%		0.35%			26.29%
2018		3		$21.34		$59	1.54%		0.35%			-14.84%
2017		3		$25.06		$71	0.84%		0.35%			12.93%
2016		13		$22.19		$282	0.88%		0.35%			17.41%
Voya Index Plus SmallCap Portfolio - Class I
2020		3,284	$21.83	to	$49.70	$126,192	0.99%	0.00%	to	1.95%	-0.43%	to	32.65%
2019		3,608	$20.90	to	$47.16	$132,714	1.04%	0.00%	to	1.95%	19.46%	to	21.85%
2018		4,022	$17.32	to	$38.72	$122,776	0.96%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		4,378	$19.95	to	$44.20	$154,397	0.86%	0.00%	to	1.95%	7.83%	to	9.92%
2016		5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
Voya Index Plus SmallCap Portfolio - Class S
2020		6		$25.70		$146	0.64%		0.35%			4.73%
2019		7		$24.54		$165	0.63%		0.35%			21.13%
2018		8		$20.26		$155	0.57%		0.35%			-12.94%
2017		8		$23.27		$193	0.50%		0.35%			9.25%
2016		13		$21.30		$275	0.61%		0.35%			26.56%
Voya International Index Portfolio - Class I
2020		3,509	$11.22	to	$21.93	$45,069	2.48%	0.00%	to	1.65%	6.11%	to	8.28%
2019		3,662	$10.57	to	$20.52	$43,908	3.01%	0.00%	to	1.65%	19.44%	to	21.42%
2018		3,694	$8.85	to	$17.06	$37,196	2.96%	0.00%	to	1.65%	-15.15%	to	-13.74%
2017		3,510	$10.43	to	$19.96	$41,414	2.37%	0.00%	to	1.65%	22.85%	to	24.92%
2016		3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class S
2020		—		$21.71		$11	0.00%		0.35%			7.26%
2019		—		$20.24		$9	0.00%		0.35%			20.62%
2018		—		$16.78		$7	0.00%		0.35%			-14.17%
2017		1		$19.55		$10	2.40%		0.35%			24.05%
2016		—		$15.76		$7	2.76%		0.35%			0.19%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2020		2,233	$59.78	to	$71.19	$140,664	0.54%	0.00%	to	1.50%	25.39%	to	60.74%
2019		2,107	$43.83	to	$51.41	$97,199	0.91%	0.00%	to	1.50%	33.83%	to	35.83%
2018		1,942	$32.75	to	$37.85	$66,554	1.11%	0.00%	to	1.50%	-2.44%	to	-0.97%
2017		1,801	$33.57	to	$38.22	$63,047	1.12%	0.00%	to	1.50%	29.31%	to	31.25%
2016		1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2020		55	$59.12	to	$66.81	$3,572	0.48%	0.00%	to	1.35%	32.44%	to	38.11%
2019		57	$43.38	to	$48.52	$2,678	0.69%	0.00%	to	1.35%	33.64%	to	35.49%
2018		48	$32.46	to	$36.27	$1,671	0.89%	0.00%	to	1.35%	-2.55%	to	-1.22%
2017		41	$33.30	to	$37.43	$1,474	0.92%	0.00%	to	1.35%	29.37%	to	30.93%
2016		43	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
Voya Russell™ Large Cap Index Portfolio - Class I
2020		7,183	$28.87	to	$35.15	$229,256	1.38%	0.00%	to	1.60%	3.92%	to	21.84%
2019		6,740	$24.07	to	$28.85	$177,976	1.61%	0.00%	to	1.60%	29.27%	to	31.38%
2018		6,414	$18.62	to	$21.96	$130,188	1.65%	0.00%	to	1.60%	-5.00%	to	-3.47%
2017		5,837	$19.60	to	$22.75	$123,610	1.60%	0.00%	to	1.60%	20.62%	to	22.57%
2016		5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
Voya Russell™ Large Cap Index Portfolio - Class S
2020		11		$47.53		$540	1.17%		0.95%			20.42%
2019		12		$39.47		$489	1.54%		0.95%			29.71%
2018		14		$30.43		$423	1.39%		0.95%			-4.58%
2017		14		$31.89		$441	1.38%		0.95%			21.12%
2016		15		$26.33		$400	1.61%		0.95%			9.66%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2020		16	$30.19	to	$30.54	$493	0.97%	1.15%	to	1.25%	0.23%	to	0.33%
2019		18	$30.12	to	$30.44	$536	2.38%	1.15%	to	1.25%	24.36%	to	24.45%
2018		23	$24.22	to	$24.46	$558	2.28%	1.15%	to	1.25%	-7.80%	to	-7.70%
2017		25	$26.27	to	$26.84	$672	2.20%	1.00%	to	1.25%	12.07%	to	12.19%
2016		21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2020		656	$28.46	to	$33.90	$19,713	0.91%	0.00%	to	1.50%	-0.32%	to	10.61%
2019		654	$28.55	to	$33.50	$19,633	2.17%	0.00%	to	1.50%	23.75%	to	25.61%
2018		620	$23.07	to	$26.67	$14,982	2.02%	0.00%	to	1.50%	-8.27%	to	-6.85%
2017		612	$25.15	to	$28.63	$16,042	1.91%	0.00%	to	1.50%	11.53%	to	13.21%
2016		571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2020		452	$52.18	to	$62.14	$25,054	0.16%	0.00%	to	1.50%	27.91%	to	34.53%
2019		501	$39.37	to	$46.19	$20,857	0.57%	0.00%	to	1.50%	32.51%	to	34.51%
2018		492	$29.71	to	$34.34	$15,370	0.43%	0.00%	to	1.50%	-6.78%	to	-5.37%
2017		487	$31.87	to	$36.29	$16,225	0.66%	0.00%	to	1.50%	22.48%	to	24.37%
2016		473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
Voya Russell™ Mid Cap Index Portfolio - Class I
2020		8,185	$12.88	to	$32.49	$204,187	1.26%	0.00%	to	1.60%	13.37%	to	22.35%
2019		8,567	$11.08	to	$27.85	$183,792	1.55%	0.00%	to	1.60%	27.88%	to	29.96%
2018		8,181	$10.05	to	$21.43	$140,564	1.48%	0.00%	to	1.60%	-10.72%	to	-9.31%
2017		8,340	$11.16	to	$23.63	$159,494	1.56%	0.00%	to	1.60%	16.11%	to	17.97%
2016		5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
Voya Russell™ Small Cap Index Portfolio - Class I
2020		5,179	$13.27	to	$31.92	$108,900	0.94%	0.00%	to	1.50%	6.52%	to	31.52%
2019		4,975	$11.13	to	$26.70	$89,526	1.13%	0.00%	to	1.50%	23.32%	to	25.18%
2018		4,174	$9.77	to	$21.33	$67,456	1.16%	0.00%	to	1.55%	-12.65%	to	-11.27%
2017		3,853	$11.09	to	$24.04	$70,922	1.15%	0.00%	to	1.55%	12.55%	to	14.26%
2016		2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Small Company Portfolio - Class I
2020		2,504	$11.75	to	$88.26	$140,744	0.51%	0.00%	to	1.50%	10.19%	to	12.28%
2019		2,792	$10.57	to	$78.92	$141,444	0.42%	0.00%	to	1.50%	24.32%	to	26.26%
2018		3,081	$26.63	to	$65.49	$127,882	0.57%	0.00%	to	1.50%	-17.12%	to	-15.84%
2017		3,514	$21.78	to	$77.82	$178,760	0.33%	0.00%	to	1.50%	9.62%	to	11.30%
2016		3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
Voya Small Company Portfolio - Class S
2020		4		$33.77		$130	0.67%		0.35%			11.64%
2019		6		$30.25		$168	0.00%		0.35%			25.41%
2018		5		$24.12		$129	0.00%		0.35%			-16.34%
2017		5		$28.83		$146	0.19%		0.35%			10.63%
2016		15		$26.06		$401	0.18%		0.35%			23.74%
Voya U.S. Bond Index Portfolio - Class I
2020		2,203	$11.04	to	$16.21	$31,403	2.93%	0.00%	to	1.80%	0.14%	to	7.21%
2019		1,499	$10.33	to	$15.12	$20,131	2.44%	0.00%	to	1.80%	6.41%	to	8.31%
2018		1,292	$11.54	to	$13.96	$16,449	2.27%	0.00%	to	1.80%	-2.12%	to	-0.36%
2017		1,221	$11.79	to	$14.01	$15,746	2.35%	0.00%	to	1.80%	1.38%	to	3.17%
2016		1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
Voya MidCap Opportunities Portfolio - Class I
2020		6,959	$15.40	to	$68.98	$352,229	0.11%	0.00%	to	1.55%	35.49%	to	41.14%
2019		7,360	$10.94	to	$49.12	$266,926	0.28%	0.00%	to	1.55%	27.36%	to	29.38%
2018		7,662	$15.24	to	$38.17	$226,057	0.00%	0.00%	to	1.55%	-8.91%	to	-7.48%
2017		7,897	$16.73	to	$41.46	$255,230	0.11%	0.00%	to	1.55%	23.24%	to	25.12%
2016		5,238	$13.69	to	$33.31	$132,120	0.00%	0.00%	to	1.50%	5.66%	to	7.28%
Voya MidCap Opportunities Portfolio - Class S
2020		28	$38.01	to	$55.37	$1,247	0.09%	0.30%	to	1.55%	38.62%	to	40.34%
2019		34	$27.42	to	$39.47	$1,081	0.10%	0.30%	to	1.55%	27.06%	to	28.65%
2018		41	$21.58	to	$30.69	$1,008	0.00%	0.30%	to	1.55%	-9.14%	to	-7.96%
2017		41	$23.75	to	$33.37	$1,104	0.00%	0.30%	to	1.55%	22.87%	to	24.37%
2016		49	$19.33	to	$26.84	$1,066	0.00%	0.30%	to	1.55%	5.34%	to	6.70%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class I
2020		2,980	$13.78	to	$51.04	$75,202	0.00%	0.00%	to	1.50%	22.42%	to	26.40%
2019		3,187	$10.94	to	$40.47	$64,232	0.00%	0.00%	to	1.50%	23.83%	to	25.71%
2018		3,223	$11.82	to	$32.26	$55,777	0.00%	0.00%	to	1.55%	-17.17%	to	-15.85%
2017		3,289	$14.22	to	$38.42	$69,587	0.08%	0.00%	to	1.55%	16.96%	to	18.73%
2016		3,119	$12.13	to	$32.18	$56,707	0.00%	0.00%	to	1.65%	11.53%	to	13.39%
Voya SmallCap Opportunities Portfolio - Class S
2020		1		$40.27		$58	0.00%		0.35%			25.65%
2019		3		$32.05		$99	0.00%		0.35%			24.95%
2018		4		$25.65		$104	0.00%		0.35%			-16.40%
2017		4		$30.68		$109	0.00%		0.35%			18.05%
2016		4		$25.99		$99	0.00%		0.35%			12.71%
Wanger International
2020		2,199	$16.76	to	$20.96	$41,580	1.80%	0.00%	to	1.50%	12.67%	to	85.96%
2019		2,460	$14.79	to	$18.32	$40,999	0.82%	0.00%	to	1.50%	28.06%	to	29.93%
2018		2,737	$11.48	to	$14.10	$35,293	2.21%	0.00%	to	1.50%	-18.97%	to	-17.69%
2017		2,935	$14.07	to	$17.13	$46,316	1.20%	0.00%	to	1.50%	30.94%	to	32.89%
2016		3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
Wanger Select
2020		1,599	$25.41	to	$49.83	$68,206	0.69%	0.00%	to	1.55%	23.56%	to	26.63%
2019		1,807	$20.24	to	$39.35	$61,435	0.07%	0.00%	to	1.65%	27.17%	to	29.32%
2018		2,040	$15.80	to	$30.43	$54,081	0.18%	0.00%	to	1.65%	-13.71%	to	-12.41%
2017		2,337	$18.20	to	$34.74	$71,676	0.18%	0.00%	to	1.75%	24.48%	to	26.65%
2016		2,502	$14.50	to	$27.43	$61,099	0.16%	0.00%	to	1.75%	11.67%	to	13.38%
Wanger USA
2020		2,151	$17.76	to	$54.98	$102,087	0.00%	0.00%	to	1.55%	22.32%	to	28.43%
2019		2,483	$14.43	to	$44.26	$95,744	0.27%	0.00%	to	1.55%	29.07%	to	31.10%
2018		2,601	$11.11	to	$33.76	$77,471	0.11%	0.00%	to	1.55%	-2.96%	to	-1.42%
2017		2,586	$11.39	to	$34.26	$79,557	0.00%	0.00%	to	1.75%	17.50%	to	19.58%
2016		2,642	$15.22	to	$28.79	$68,640	0.00%	0.00%	to	1.75%	11.73%	to	13.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Washington Mutual Investors Fund℠ - Class R-3
2020		31	$28.42	to	$35.41	$1,031	1.47%	0.25%	to	1.55%	5.69%	to	8.57%
2019		37	$26.89	to	$34.41	$1,149	1.38%	0.00%	to	1.55%	23.24%	to	25.13%
2018		98	$21.82	to	$27.50	$2,484	1.50%	0.00%	to	1.55%	-4.80%	to	-3.53%
2017		113	$22.92	to	$27.46	$2,965	1.54%	0.25%	to	1.55%	17.90%	to	19.44%
2016		123	$19.44	to	$22.99	$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
Washington Mutual Investors Fund℠ - Class R-4
2020		7,676	$12.11	to	$38.52	$233,109	1.73%	0.00%	to	1.50%	6.12%	to	7.69%
2019		8,170	$11.28	to	$35.80	$233,053	1.90%	0.00%	to	1.50%	23.61%	to	25.48%
2018		8,042	$11.02	to	$28.56	$189,561	1.90%	0.00%	to	1.50%	-4.48%	to	-2.98%
2017		7,659	$11.44	to	$29.47	$191,542	1.88%	0.00%	to	1.50%	18.33%	to	20.13%
2016		7,095	$16.13	to	$24.56	$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
Wells Fargo Small Company Growth Fund - Administrator Class
2020		456	$20.33	to	$21.52	$9,387	0.00%	0.30%	to	1.50%	21.29%	to	54.63%
2019		437	$16.02	to	$16.81	$7,076	0.00%	0.30%	to	1.50%	24.27%	to	25.69%
2018		461	$12.85	to	$13.37	$6,008	0.00%	0.25%	to	1.50%	-5.34%	to	-4.39%
2017		46	$13.53	to	$13.94	$636	0.00%	0.30%	to	1.50%	18.87%	to	19.72%
2016	05/17/2016	19	$11.38	to	$11.61	$216	(a)	0.50%	to	1.25%		(a)
Wells Fargo Small Company Value Fund - Class A
2020		12		$10.98		$131	0.77%		1.00%			1.01%
2019	09/20/2019	12		$10.87		$128	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Wells Fargo Special Small Cap Value Fund - Class A
2020		2,071	$23.04	to	$63.33	$106,929	0.34%	0.00%	to	1.55%	-0.39%	to	28.20%
2019		2,292	$22.98	to	$62.67	$118,289	0.86%	0.00%	to	1.55%	26.07%	to	27.99%
2018		2,450	$18.11	to	$49.00	$99,804	0.46%	0.00%	to	1.55%	-15.07%	to	-13.71%
2017		2,664	$21.18	to	$56.85	$127,478	0.92%	0.00%	to	1.55%	9.40%	to	11.07%
2016		2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

(a)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2018, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2020, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Item 8.        Financial Statements and Supplementary Data

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2020 and 2019, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes and financial statement schedules listed in the Index at Item 15(a) (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter
The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of the critical audit matter does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

C-2

Deferred policy acquisition costs and Value of business acquired
Description of the Matter	As disclosed in Note 1 and Note 5 to the consolidated financial statements, the Company’s deferred policy acquisition costs and value of business acquired (“DAC/VOBA”) totaled $162 million at December 31, 2020, net of unrealized gains and losses, which represented deferred acquisition costs and value of business acquired related to fixed and variable deferred annuity contracts. The carrying amount of the DAC related to fixed and variable deferred annuity contracts is the total of costs deferred, less amortization net of interest. The carrying amount of the VOBA related to fixed and variable deferred annuity contracts is the outstanding value of in-force business acquired, based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition, less amortization net of interest. DAC and VOBA related to fixed and variable deferred annuity contracts are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

As described in Note 1 to the consolidated financial statements, there is a significant amount of uncertainty inherent in calculating estimated gross profits as the calculation includes significant management judgment in developing certain assumptions such as persistency, interest crediting rates, fee income, returns associated with separate account performance, expenses to administer the business, and certain economic variables. Management’s assumptions are adjusted, known as unlocking, over time for emerging experience and expected changes in trends. The unlocking results in DAC/VOBA amortization being recalculated, using the new assumptions for estimated gross profits, that results either in additional or less cumulative amortization expense.

Auditing management’s estimate of DAC/VOBA related to fixed and variable deferred annuity contracts was complex due to the highly judgmental nature of assumptions included in the projection of estimated gross profits used in the valuation of DAC/VOBA.
How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the DAC/VOBA estimation process, including, among others, controls related to management’s evaluation of the need to update assumptions based on the comparison of actual Company experience to previous assumptions and updating investment margins for current and expected future market conditions.

We utilized actuarial specialists to assist with our audit procedures, which included, among others, reviewing the methodology applied by management by comparing to the methodology used in prior periods as well as industry practice. To assess the assumptions used in measuring estimated gross profits, we compared the significant assumptions noted above with historical experience, observable market data and management’s estimates of prospective changes in these assumptions. We also independently recalculated estimated gross profits for a sample of policies for comparison with the actuarial result developed by management.

/s/ Ernst & Young LLP
We have served as the Company's auditor since 2001.
San Antonio, Texas
March 16, 2021

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2020 and 2019
(In millions, except share and per share data)

	As of December 31,
	2020	2019
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $24,667 as of 2020 and $23,107 as of 2019; allowance for credit losses of $14 as of 2020)	$28,043	$25,153
Fixed maturities, at fair value using the fair value option	1,730	1,479
Equity securities, at fair value (cost of $116 as of 2020 and $73 as of 2019)	116	80
Short-term investments	17	—
Mortgage loans on real estate	4,694	4,664
Less: Allowance for credit losses	67	—
Mortgage loans on real estate, net	4,627	4,664
Policy loans	187	205
Limited partnerships/corporations	815	738
Derivatives	145	224
Securities pledged (amortized cost of $169 as of 2020 and $749 as of 2019)	220	828
Other investments	43	43
Total investments	35,943	33,414
Cash and cash equivalents	360	512
Short-term investments under securities loan agreements, including collateral delivered	249	917
Accrued investment income	304	293
Premiums receivable and reinsurance recoverable	1,219	1,304
Less: Allowance for credit losses	—	—
Premiums receivable and reinsurance recoverable, net	1,219	1,304
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	173	608
Short-term loan to affiliate	653	69
Current income tax recoverable	5	9
Due from affiliates	118	67
Property and equipment	63	60
Other assets	242	255
Assets held in separate accounts	87,319	78,713
Total assets	$126,648	$116,221

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2020 and 2019
(In millions, except share and per share data)

	As of December 31,
	2020	2019
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$33,127	$31,142
Payable for securities purchased	26	5
Payables under securities loan agreements, including collateral held	208	865
Due to affiliates	125	95
Derivatives	216	285
Deferred income taxes	439	304
Other liabilities	291	369
Liabilities related to separate accounts	87,319	78,713
Total liabilities	121,751	111,778

Commitments and Contingencies (Note 12)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2020 and 2019 , respectively; $50 par value per share)	3	3
Additional paid-in capital	2,873	2,873
Accumulated other comprehensive income (loss)	1,882	1,292
Retained earnings	139	275
Total shareholder's equity	4,897	4,443
Total liabilities and shareholder's equity	$126,648	$116,221

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018
Revenues:
Net investment income	$1,858	$1,689	$1,623
Fee income	905	877	875
Premiums	32	31	41
Broker-dealer commission revenue	2	2	69
Net realized capital gains (losses):
Total impairments	(37)	(41)	(18)
Less: Portion of impairments recognized in Other comprehensive income (loss)	—	2	2
Net impairments recognized in earnings	(37)	(43)	(20)
Other net realized capital gains (losses)	(273)	(101)	(222)
Total net realized capital gains (losses)	(310)	(144)	(242)
Other revenue	(1)	14	19
Total revenues	2,486	2,469	2,385
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,049	1,013	828
Operating expenses	1,090	1,056	894
Broker-dealer commission expense	2	2	69
Net amortization of Deferred policy acquisition costs and Value of business acquired	192	65	86
Interest expense	1	1	2
Total benefits and expenses	2,334	2,137	1,879
Income (loss) before income taxes	152	332	506
Income tax expense (benefit)	(14)	32	61
Net income (loss)	$166	$300	$445

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018
Net income (loss)	$166	$300	$445
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	748	1,323	(897)
Impairments	—	1	8
Pension and other postretirement benefits liability	(1)	(1)	(1)
Other comprehensive income (loss), before tax	747	1,323	(890)
Income tax expense (benefit) related to items of other comprehensive income (loss)	157	276	(192)
Other comprehensive income (loss), after tax	590	1,047	(698)
Comprehensive income (loss)	$756	$1,347	$(253)

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2018	$3	$2,763	$806	$189	$3,761
Comprehensive income (loss):
Net income (loss)	—	—	—	445	445
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(253)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Contribution of capital	—	55	—	—	55
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018	3	2,816	108	508	3,435
Adjustment for adoption of ASU 2018-02	—	—	137	(137)	—
Comprehensive income (loss):
Net income (loss)	—	—	—	300	300
Other comprehensive income (loss), after tax	—	—	1,047	—	1,047
Total comprehensive income (loss)					1,347
Dividends paid and distributions of capital	—	—	—	(396)	(396)
Contribution of capital	—	57	—	—	57
Balance as of December 31, 2019	3	2,873	1,292	275	4,443
Adjustment for adoption of ASU 2016-01	—	—	—	(8)	(8)
Net income (loss)	—	—	—	166	166
Other comprehensive income (loss), after tax	—	—	590	—	590
Total comprehensive income (loss)					756
Dividends paid and distributions of capital	—	—	—	(294)	(294)
Balance as of December 31, 2020	$3	$2,873	$1,882	$139	$4,897

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018

Cash Flows from Operating Activities:
Net income (loss)	$166	$300	$445
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(59)	(49)	(64)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	194	65	87
Net accretion/amortization of discount/premium	(7)	5	(3)
Future policy benefits, claims reserves and interest credited	757	568	547
Deferred income tax (benefit) expense	(20)	23	58
Net realized capital losses	310	144	242
Depreciation and amortization	10	21	14
(Gains) losses on limited partnerships/corporations	(23)	(35)	—
Change in:
Accrued investment income	(11)	9	3
Premiums receivable and reinsurance recoverable	85	105	87
Other receivables and asset accruals	21	55	(8)
Due to/from affiliates	(21)	2	24
Other payables and accruals	(84)	158	(176)
Other, net	(12)	(8)	(33)
Net cash provided by operating activities	1,306	1,363	1,223

C-9

	Year Ended December 31,
	2020	2019	2018

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,487	3,956	3,983
Equity securities, available-for-sale	145	3	3
Mortgage loans on real estate	403	803	598
Limited partnerships/corporations	104	70	99
Acquisition of:
Fixed maturities	(4,988)	(4,582)	(5,475)
Equity securities, available-for-sale	(178)	(12)	(3)
Mortgage loans on real estate	(433)	(555)	(606)
Limited partnerships/corporations	(158)	(190)	(254)
Derivatives, net	46	23	23
Policy loans, net	18	5	4
Short-term investments, net	(15)	50	(26)
Short-term loan to affiliate, net	(584)	(69)	80
Collateral received (delivered), net	11	(86)	(46)
Other, net	(5)	(3)	(45)
Net cash used in investing activities	(2,147)	(587)	(1,665)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$5,197	$3,395	$3,744
Maturities and withdrawals from investment contracts	(4,220)	(3,686)	(3,108)
Settlements on deposit contracts	(1)	(5)	(20)
Short-term loans from affiliates, net	7	—	(68)
Dividends paid and return of capital distribution	(294)	(396)	(126)
Capital contribution from parent	—	57	55
Net cash (used in) provided by financing activities	689	(635)	477
Net increase (decrease) in cash and cash equivalents	(152)	141	35
Cash and cash equivalents, beginning of period	512	371	336
Cash and cash equivalents, end of period	$360	$512	$371

Supplemental cash flow information:
Income taxes paid (received), net	$2	$(13)	$60

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

On January 4, 2021, VRIAC's ultimate parent, Voya Financial Inc. ("Voya Financial"), completed a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Company ("SLD") and Security Life of Denver International Limited ("SLDI"), including the capital stock of several subsidiaries of SLD and SLDI.

Concurrently with the sale, SLD entered into reinsurance agreements with ReliaStar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York (“RLNY”), and VRIAC, each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY will reinsure to SLD a 75% quota share, of their respective in-scope individual life insurance and annuities businesses. RLI, RLNY, and VRIAC will remain subsidiaries of Voya Financial. The reinsurance agreements along with the sale of the legal entities noted above (referred to as the "Individual Life Transaction") resulted in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products were ceded to SLD and related assets transferred.

Effective December 31, 2019, VRIAC’s sole shareholder, Voya Holdings, Inc., transferred ownership of Voya Institutional Plan Services, LLC (“VIPS”) and Voya Retirement Advisors, LLC (“VRA”) to VRIAC for no cash consideration. VIPS and VRA provide retirement recordkeeping and investment advisory services, respectively, and the transfer was made to more closely align recordkeeping and related activities of VRIAC’s retirement business. It also had the effect of reducing VRIAC's tax liability. In addition to these non-insurance subsidiaries, VRIAC owns the wholly-owned owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "2018 Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "2018 MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the 2018 Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership interests of DSL, the Company's former broker-dealer subsidiary. Following the closing of the 2018 Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. This business will be transferred as part of the Individual Life Transaction described above. The Company's products are generally distributed through independent brokers and advisors, third-party administrators, consultants, and representatives associated with Voya Financial's broker-dealer and investment advisor, Voya Financial Advisors, Inc. ("VFA").

On February 8, 2021, VFA entered into an agreement with Cetera Financial Group, Inc. (“Cetera”), one of the nation’s largest networks of independently managed broker-dealers, pursuant to which Cetera will acquire the independent financial planning channel of VFA (the “Financial Planning Channel Sale”). In connection with this transaction, VFA expects to transfer approximately 900 independent financial professionals serving retail customers with approximately $40 billion in assets to Cetera, while retaining approximately 600 field and phone-based financial professionals who support our business. The transaction is expected to close in the second or third quarter of 2021. The closing is subject to certain conditions, including the receipt of required regulatory approvals.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, VIPS, VRA and DSL (prior to June 1, 2018). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company measures its equity securities at fair value and recognizes any changes in fair value in net income.

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

In connection with funds withheld reinsurance treaties, the Company has elected the FVO for certain of its fixed maturities to better match the measurement of those assets and related embedded derivative liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Changes in fair value associated with derivatives purchased to hedge CMOs are also recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, net of allowance for credit losses. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Accrued interest receivable is reported in Accrued investment income on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of debt type, capital market factors, and market vacancy rates, and loan-specific risk characteristics such as debt service coverage ratios
(“DSC”), loan-to-value (“LTV”), collateral size, seniority of the loan, segmentation, and property types.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The change in the allowance for credit losses is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously written-off and expected to be written-off.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

For those mortgages that are determined to require foreclosure, expected credit losses are based on the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consist primarily of private equity and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securities Pledged: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. A severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), management evaluates facts and circumstances such as, but not limited to, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as Impairments.

For available-for-sale securities that do not meet the intent impairment criteria but the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs in determining whether a credit loss exists:

•When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
•Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.
•The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Changes in the allowance for credit losses are recorded in Net realized capital gains (losses) as Impairments in the Consolidated
Statements of Operations. Losses are charged against the allowance when the Company believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale securities is excluded from the estimate of credit losses.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago
Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

•Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. The ineffective portion of a hedging relationship subject to hedge accounting is recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2020 and 2019, contract cost assets were $105 and $109, respectively. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. For the years ended December 31, 2020 and 2019, amortization expenses of $19 and $23, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.3% to 5.3%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
•Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 4.3% for the year 2020, and 5.3% for the years 2019 and 2018. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
•For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•Such separate accounts are legally recognized;

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
•Investments are directed by the contract owner or participant; and
•All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. The underlying investments include mutual funds, short term investments, cash and fixed maturities. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory, recordkeeping and administration services of $423 and $405 for the years ended December 31, 2020 and 2019, respectively, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing revenue of $158 and $82 for the years ended December 31, 2020 and 2019, respectively, the Company provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is variable.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

For the years ended December 31, 2020 and 2019, such revenue represents approximately 23.4% and 19.7% respectively, of total revenue. For the years ended December 31, 2020 and 2019, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations. Receivables of $88 and $97 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2020 and 2019, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the provision for income taxes and (c) the deferred income tax assets and liabilities.

The provision for income taxes is based on income and expense reported in the financial statements after adjustments for permanent differences between our financial statements and consolidated federal income tax return. Permanent differences include the dividends received deduction. As a result of permanent differences, the effective tax rate reflected in the financial statements may be different than the actual rate in the income tax return.

Temporary differences between our financial statements and income tax return create deferred tax assets and liabilities. Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company's deferred tax assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the nature and character of the deferred tax assets and liabilities, the amount and character of book income or losses in recent years, projected future taxable income and future reversals of temporary differences, tax planning strategies we would employ to avoid a tax benefit from expiring unused, and the length of time carryforwards can be utilized.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, the Company measures the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.
If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Reinsurance recoverable balances are reported net of the allowance for credit losses in the Company’s Consolidated Balance Sheets. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of capital market factors, counterparty financial information and ratings, and reinsurance agreement-specific risk characteristics such as collateral type, collateral size, and covenant strength.

The allowance for credit losses is a valuation account that is deducted from the reinsurance recoverable balance to present the net amount expected to be collected on the reinsurance recoverable. The change in the allowance for credit losses is recorded in
Policyholder benefits in the Consolidated Statements of Operations.

Current reinsurance recoverable balances and payable balances under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year and is included in Operating expenses in the Consolidated Statements of Operations. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-14, Changes to the Disclosure Requirements for Defined Benefit Plans	This standard, issued in August 2018, eliminates certain disclosure requirements that are no longer considered cost beneficial and requires new disclosures that are considered relevant.	December 31, 2020 using the retrospective method.	Adoption of the ASU had no effect on the
Company's financial condition, results of
operations, or cash flows. The adoption results in various disclosure changes that have been included in Note 11, Benefit Plans.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-15, Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract	This standard, issued in August 2018, requires a customer in a hosting arrangement that is a service contract to follow the guidance for internal-use software projects to determine which implementation costs to capitalize as an asset. Capitalized implementation costs are required to be expensed over the term of the hosting arrangement. In addition, a customer is required to apply the impairment and abandonment guidance for long-lived assets to the capitalized implementation costs. Balances related to capitalized implementation costs must be
	presented in the same financial statement line items as other hosting arrangement balances, and additional disclosures are required.	January 1, 2020 using the prospective method.	Adoption of the ASU did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2018-13, Changes to the Disclosure Requirements for Fair Value Measurement	This standard, issued in August 2018, simplifies certain disclosure requirements for fair value measurement.	January 1, 2020 using the transition method prescribed for each applicable provision.
Adoption of this ASU had no effect on the
Company's financial condition, results of
operations, or cash flows. The adoption
resulted in various disclosure changes that
have been included in Note 4, Fair Value
Measurements.

ASU 2016-13, Measurement of Credit Losses on Financial Instruments	This standard, issued in June 2016:
• Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
• Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
• Modifies the impairment model for available-for-sale debt securities, and
• Provides a simplified accounting model
for purchased financial assets with credit deterioration since their origination.
In addition, the FASB issued various amendments during 2018, 2019, and 2020 to clarify the provisions of ASU 2016-13.	January 1, 2020, using the modified retrospective method for financial assets measured at amortized cost and the prospective method for available-for-sale debt securities.	The Company recorded a $8 decrease, net
of tax, to Unappropriated retained earnings
as of January 1, 2020 for the cumulative
effect of adopting ASU 2016-13. The
transition adjustment includes recognition
of an allowance for credit losses of $12
related to mortgage loans, net of the effect
of DAC/VOBA and other intangibles of
$2 and deferred income taxes of $2.

The provisions that required prospective
adoption had no effect on the Company's
financial condition, results of operations,
or cash flows.

In addition, disclosures have been updated
to reflect accounting policy changes made
as a result of the implementation of ASU
2016-13. (See the Significant Accounting
Policies section.)

Comparative information has not been
adjusted and continues to be reported under
previously applicable U.S. GAAP.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income	This standard, issued in February 2018, permits a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 ("Tax Reform"). Stranded tax effects arise because U.S. GAAP requires that the impact of a change in tax laws or rates on deferred tax liabilities and assets be reported in net income, even if related to items recognized within accumulated other comprehensive income. The amount of the reclassification would be based on the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate, applied to deferred tax liabilities and assets reported within accumulated other comprehensive income.	January 1, 2019 with the change reported in the period of adoption.	The impact to the January 1, 2019 Consolidated Balance Sheet was an increase to AOCI of $137, with a corresponding decrease to Retained earnings. The ASU did not have a material impact on the Company's results of operations, cash flows, or disclosures.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities	This standard, issued in August 2017, enables entities to better portray risk management activities in their financial statements, as follows:
• Expands an entity's ability to hedge nonfinancial and financial risk components and reduces complexity in accounting for fair value hedges of interest rate risk,
• Eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item, and
• Eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness, and modifies required disclosures.

	In October 2018, the FASB issued an amendment which expands the list of U.S. benchmark interest rates permitted in the application of hedge accounting.	January 1, 2019, using the modified retrospective method, with the exception of the presentation and disclosure requirements which were adopted prospectively.
The adoption had no effect on the Company's financial condition, results of operations, or cash flows. As a result of the adoption, the Company has updated its Derivatives accounting policy with respect to fair value and cash flow hedges. Other required disclosure changes have been included in Note 3, Derivative Financial Instruments.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-02, Leases	This standard, issued in February 2016, requires lessees to recognize a right-of-use asset and a lease liability for all leases with terms of more than 12 months. The lease liability will be measured as the present value of the lease payments, and the asset will be based on the liability. For income statement purposes, expense recognition will depend on the lessee's classification of the lease as either finance, with a front-loaded amortization expense pattern similar to current capital leases, or operating, with a straight-line expense pattern similar to current operating leases. Lessor accounting will be similar to the current model, and lessors will be required to classify leases as operating, direct financing, or sales-type.

	ASU 2016-02 also replaces the sale-leaseback guidance to align with the new revenue recognition standard, addresses statement of operation and statement of cash flow classification, and requires additional disclosures for all leases. In addition, the FASB issued various amendments during 2018 to clarify and simplify the provisions and implementation guidance of ASU 2016-02.	January 1, 2019 using the modified retrospective method.	The adoption did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities	This standard, issued in January 2016, addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments, including requiring:
• Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.
	• Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.	January 1, 2018 using the modified retrospective method, except for certain provisions that were required to be applied using the prospective method.	The impact to the January 1, 2018 Consolidated Balance Sheet was a $12 increase, net of tax, to Retained earnings (deficit) with a corresponding decrease of $12, net of tax, to AOCI to recognize the unrealized gain associated with Equity securities. The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows. Under previous guidance, prior to January 1, 2018, Equity securities were classified as available for sale with changes in fair value recognized in Other comprehensive income.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers	This standard, issued in May 2014, requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.	January 1, 2018 using the modified retrospective method.	The adoption had no impact on revenue recognition. However, the adoption resulted in a $95 increase in Other assets to capitalize costs to obtain and fulfill certain financial services contracts. This adjustment was offset by a related $19 increase in deferred tax liabilities, resulting in a net $76 increase to Retained earnings (deficit) on the Consolidated Balance Sheet as of January 1, 2018. In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU 2014-09. (See the Significant Accounting Policies section.)

Comparative information has not been adjusted and continues to be reported under previous revenue recognition guidance. As of December 31, 2018, the adoption of ASU 2014-09 resulted in a $105 increase in Other assets, reduced by a related $22 decrease in Deferred income taxes, resulting in a net $83 increase to Retained earnings (deficit) on the Consolidated Balance Sheet. For the year ended December 31, 2018 , the adoption resulted in a $3 increase in Operating expenses on the Consolidated Statement of Operations and had no impact on Net cash provided by operating activities.

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2020-04, Reference Rate Reform
This standard, issued in March 2020, provides
temporary optional expedients and exceptions
for applying U.S. GAAP principles to contracts,
hedging relationships, and other transactions
affected by reference rate reform if certain
criteria are met.

In January, 2021, the FASB issued ASU
2021-01 which clarified the scope of relief
related to ASU 2020-04.
The amendments are effective as of March 12, 2020, the issuance date of the ASU. An entity may elect to apply the amendments prospectively through December 31, 2022.	The Company expects that
it will elect to apply some of
the expedients and
exceptions provided in ASU
2020-04; however, the
Company is still evaluating
the guidance, and therefore,
the impact of the adoption
of ASU 2020-04 on the
Company’s financial
condition and results of
operations has not yet been
determined.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2019-12, Simplifying the Accounting for Income Taxes	This standard, issued in December 2019,
simplifies the accounting for income taxes by
eliminating certain exceptions to the general
principles and simplifying several aspects of
ASC 740, Income taxes, including requirements
related to the following:
• The intraperiod tax allocation exception to
the incremental approach,
• The tax basis step-up in goodwill obtained in
a transaction that is not a business combination,
• Hybrid tax regimes,
• Ownership changes in investments - changes
from a subsidiary to an equity method investment,
• Separate financial statements of entities not
subject to tax,
• Interim-period accounting for enacted
changes in tax law, and
• The year-to-date loss limitation in interimperiod tax accounting.	January 1, 2021 with early
adoption permitted. Early
adoption in an interim
period must reflect any
adjustments as of the
beginning of the annual
period. Initial adoption of
ASU 2019-12 is required
to be reported on a
prospective basis, except
for certain provisions that
are required to be applied
retrospectively or
modified retrospectively.	The Company intends to
adopt ASU 2019-12 as of
January 1, 2021 on a
prospective basis, except for
those provisions that are
required to be applied on a
retrospective or modified
retrospective basis. The
Company does not expect
ASU 2019-12 to have a
material impact on the
Company's financial
condition, results of
operations, or cash flows.
ASU 2018-12, Targeted Improvements to the Accounting for Long- Duration Contracts	This standard, issued in August 2018, changes the measurement and disclosures of insurance liabilities and deferred acquisition costs ("DAC") for long-duration contracts issued by insurers.	In November, 2020, the
FASB released ASU
2020-11, which deferred
the effective date of the
amendments in ASU
2018-12 for SEC filers to
fiscal years ending after
December 15, 2022,
including interim periods
within those fiscal years.
Initial adoption for the
liability for future policy
benefits and DAC is
required to be reported
using either a full
retrospective or modified
retrospective approach.
For market risk benefits,
full retrospective
application is required.	The implications of these
requirements, including
transition options, and
related potential financial
statement impacts are
currently being evaluated.
While it is not possible to
estimate the expected
impact of adoption at this
time, the Company believes
there is a reasonable
possibility that
implementation of ASU
2018-12 may result in a
significant impact on
Shareholder’s equity and
future earnings patterns.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2020:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$535	$186	$—	$—	$721	$—
U.S. Government agencies and authorities	18	1	—	—	19	—
State, municipalities and political subdivisions	698	116	—	—	814	—
U.S. corporate public securities	7,632	1,531	7	—	9,156	—
U.S. corporate private securities	3,870	536	27	—	4,379	—
Foreign corporate public securities and foreign governments(1)	2,539	413	1	—	2,951	—
Foreign corporate private securities(1)	2,991	348	25	—	3,303	11
Residential mortgage-backed securities	4,071	171	15	11	4,237	1
Commercial mortgage-backed securities	2,712	207	26	—	2,893	—
Other asset-backed securities	1,500	28	6	—	1,520	2
Total fixed maturities, including securities pledged	26,566	3,537	107	11	29,993	14
Less: Securities pledged	169	52	1	—	220	—
Total fixed maturities	$26,397	$3,485	$106	$11	$29,773	$14
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2019:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$565	$129	$3	$—	$691	$—
U.S. Government agencies and authorities	19	—	—	—	19	—
State, municipalities and political subdivisions	747	68	—	—	815	—
U.S. corporate public securities	7,103	941	13	—	8,031	—
U.S. corporate private securities	3,776	306	16	—	4,066	—
Foreign corporate public securities and foreign governments(1)	2,417	265	3	—	2,679	—
Foreign corporate private securities(1)	3,171	205	1	—	3,375	—
Residential mortgage-backed securities	3,685	125	11	11	3,810	2
Commercial mortgage-backed securities	2,381	122	3	—	2,500	—
Other asset-backed securities	1,472	15	13	—	1,474	1
Total fixed maturities, including securities pledged	25,336	2,176	63	11	27,460	3
Less: Securities pledged	749	85	6	—	828	—
Total fixed maturities	$24,587	$2,091	$57	$11	$26,632	$3
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $194 of net unrealized gains on impaired available-for-sale securities.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2020, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$788	$797
After one year through five years	3,421	3,686
After five years through ten years	5,244	5,980
After ten years	8,830	10,880
Mortgage-backed securities	6,783	7,130
Other asset-backed securities	1,500	1,520
Fixed maturities, including securities pledged	$26,566	$29,993

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer. As of December 31, 2020 and 2019, the Company did not have any investments in a single issuer, other than obligations of the U.S.

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Government and government agencies, with a carrying value in excess of 10% of the Company's Consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2020
Communications	$950	$231	$1	$1,180
Financial	2,921	472	2	3,391
Industrial and other companies	7,284	1,155	13	8,426
Energy	1,571	259	22	1,808
Utilities	3,025	530	1	3,554
Transportation	929	128	20	1,037
Total	$16,680	$2,775	$59	$19,396

December 31, 2019
Communications	$1,002	$156	$—	$1,158
Financial	2,650	302	—	2,952
Industrial and other companies	7,053	667	11	7,709
Energy	1,675	185	18	1,842
Utilities	2,913	294	1	3,206
Transportation	856	78	2	932
Total	$16,149	$1,682	$32	$17,799

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Condensed Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and reported at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2020 and 2019, approximately 48.2% and 48.4%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreement

As of December 31, 2020 and 2019, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securities Pledged

The Company engages in securities lending whereby the initial collateral is required at a rate of 102% of the market value of the loaned securities.  The lending agent retains the collateral and invests it in high quality liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. As of December 31, 2020 and 2019, the fair value of loaned securities was $143 and $715, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2020 and 2019, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $74 and $650, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2020 and 2019, liabilities to return collateral of $74 and $650, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2020 and 2019, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $70 and $91, respectively.

The following table presents borrowings under securities pledged transactions by asset class pledged for the dates indicated:

	December 31, 2020(1)(2)	December 31, 2019(1)(2)
U.S. Treasuries	$70	$109
U.S. corporate public securities	54	447
Foreign corporate public securities and foreign governments	20	185
Equity Securities	—	—
Payables under securities loan agreements	$144	$741
(1) As of December 31, 2020 and December 31, 2019, borrowings under securities lending transactions include cash collateral of $74 and $650, respectively.
(2) As of December 31, 2020 and December 31, 2019, borrowings under securities lending transactions include non-cash collateral of $70 and $91, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value and ownership interest of these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Allowance for credit losses

The following table presents a rollforward of the allowance for credit losses on available-for-sale fixed maturity securities for the period presented:

Year Ended December 31, 2020
	Residential mortgage-backed securities	Commercial mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1	$—	$—	$—	$—	$—
Credit losses on securities for which credit losses were not previously recorded	1	—	11	2	14
Initial allowance for credit losses recognized on financial assets accounted for as PCD (Purchased Credit Deteriorated)	—	—	—	—	—
Reductions for securities sold during the period	—	—	—	—	—
Reductions for intent to sell or more likely than not will be required to sell securities prior to recovery of amortized cost	—	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	—	—	—	—	—
Write-offs	—	—	—	—	—
Recoveries of amounts previously written off	—	—	—	—	—
Balance as of December 31	$1	$—	$11	$2	$14

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2020:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities
U.S. Treasuries	$8	$—	2	$—	$—	—	$8	$—	2
U.S. Government, agencies and authorities	—	—	—	—	—	—	—	—	—
State, municipalities and political subdivisions	5	—	2	—	—	—	5	—	2
U.S. corporate public securities	199	5	182	22	2	4	221	7	186
U.S. corporate private securities	316	10	29	71	17	7	387	27	36
Foreign corporate public securities and foreign governments	32	1	22	6	—	2	38	1	24
Foreign corporate private securities	176	25	20	3	—	1	179	25	21
Residential mortgage-backed	613	11	134	119	4	54	732	15	188
Commercial mortgage-backed	579	25	105	33	1	7	612	26	112
Other asset-backed	206	1	59	265	5	88	471	6	147
Total	$2,134	$78	555	$519	$29	163	$2,653	$107	718

The Company concluded that an allowance for credit losses was unnecessary for these securities because the unrealized losses are not credit related.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2019:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses
U.S. Treasuries	$68	$3		$12	$—	*	$80	$3
U.S. Government, agencies and authorities	18	—	*	—	—		18	—	*
State, municipalities and political subdivisions	21	—	*	—	—		21	—	*
U.S. corporate public securities	97	3		131	10		228	13
U.S. corporate private securities	75	—	*	134	16		209	16
Foreign corporate public securities and foreign governments	6	—	*	53	3		59	3
Foreign corporate private securities	21	—	*	56	1		77	1
Residential mortgage-backed	535	6		139	5		674	11
Commercial mortgage-backed	331	3		18	—	*	349	3
Other asset-backed	217	2		500	11		717	13
Total	$1,389	$17		$1,043	$46		$2,432	$63
Total number of securities in an unrealized loss position	289			278			567
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not impaired as of December 31, 2020. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases. See the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements for the policy used to evaluate whether the investments are impaired.

Gross unrealized capital losses on fixed maturities, including securities pledged, increased $44 from $63 to $107 for the year ended December 31, 2020. The increase in gross unrealized capital losses was primarily due to higher interest rates in the longer end of the yield curve. As of December 31, 2020, $5 of the total $107 of gross unrealized losses were from 3 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are impaired.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2020		2019			2018
	Impairment	No. of Securities	Impairment		No. of Securities	Impairment		No. of Securities
State municipalities, and political subdivisions	$—	6	$—	*	6	$—		—
U.S. corporate public securities	12	43	11		25	6		2
U.S. corporate private securities	—	2	1		16	—		—
Foreign corporate public securities and foreign governments(1)	1	22	3		15	2		3
Foreign corporate private securities(1)	—	7	18		11	9		1
Residential mortgage-backed	3	44	4		71	3		58
Commercial mortgage-backed	20	106	—	*	18	—	*	1
Other asset-backed	1	61	3		73	—	*	1
Total	$37	291	$40		235	$20		66
Credit Impairments	$—		$20			$14
Intent Impairments	$37		$20			$6
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

For the year ended December 31, 2020 intent impairments in the amount of $26 were recorded on assets designated to be included in the reinsurance agreement associated with the Individual Life Transaction.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2020, the Company had eight new commercial mortgage loan troubled debt restructurings with a pre-modification carrying value and post-modification carrying value of $45. For the year ended December 31, 2020, the Company had no new private placement troubled debt restructuring. As of December 31, 2019, the Company had one commercial mortgage loan troubled debt restructuring and had one private placement troubled debt restructuring.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020 and 2019, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2020, the Company had no commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2019, the Company had one commercial mortgage loan modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and LTV ratio as of the dates indicated.

	As of December 31, 2020
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2020	$164	$206	$39	$—	$—	$409
2019	209	165	107	—	—	481
2018	124	91	73	—	—	288
2017	499	356	6	—	—	861
2016	399	275	1	—	—	675
2015	407	68	—	—	—	475
2014 and prior	1,167	323	15	—	—	1,505
Total	$2,969	$1,484	$241	$—	$—	$4,694
	As of December 31, 2019
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2019	85	96	145	170	26	522
2018	4	88	110	133	14	349
2017	101	244	566	13	10	934
2016	46	150	470	31	—	697
2015	10	343	168	8	—	529
2014 and prior	134	252	1,093	154	—	1,633
Total	$380	$1,173	$2,552	$509	$50	$4,664

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and DSC ratio as of the dates indicated.

	As of December 31, 2020
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2020	$298	$93	$18	$—	$—	$409
2019	319	77	36	49	—	481
2018	102	79	60	47	—	288
2017	494	204	103	60	—	861
2016	591	53	31	—	—	675
2015	445	23	—	7	—	475
2014 and prior	1,231	155	72	47	—	1,505
Total	$3,480	$684	$320	$210	$—	$4,694

	As of December 31, 2019
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2019	353	127	42	—	—	522
2018	236	3	60	50	—	349
2017	481	238	133	82	—	934
2016	615	59	23	—	—	697
2015	492	32	—	5	—	529
2014 and prior	1,358	128	88	59	—	1,633
Total	$3,535	$587	$346	$196	$—	$4,664

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and U.S. region as of the dates indicated.

	As of December 31, 2020
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2020	$84	$159	$35	$37	$32	$29	$1	$12	$20	$409
2019	63	122	11	137	54	39	17	11	27	481
2018	49	98	57	34	26	11		13	—	288
2017	99	98	352	136	74	60	5	37	—	861
2016	156	127	180	32	72	72	9	21	6	675
2015	109	133	100	30	42	48	9	4	—	475
2014 and prior	417	290	226	111	156	132	40	104	29	1,505
Total	$977	$1,027	$961	$517	$456	$391	$81	$202	$82	$4,694

	As of December 31, 2019
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2019	63	127	26	155	53	43	18	11	26	522
2018	50	132	60	43	26	11	—	12	15	349
2017	103	99	396	151	77	60	5	43	—	934
2016	158	132	187	32	75	77	9	21	6	697
2015	125	160	103	34	43	50	10	4	—	529
2014 and prior	445	316	247	122	168	142	42	121	30	1,633
Total	$944	$966	$1,019	$537	$442	$383	$84	$212	$77	$4,664

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and property type as of the dates indicated.

	As of December 31, 2020
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2020	$51	$73	$141	$144	$—	$—	$—	$409
2019	32	73	283	71	22	—	—	481
2018	49	78	124	17	3	17	—	288
2017	102	415	204	136	4	—	—	861
2016	129	244	138	144	9	7	4	675
2015	121	180	65	51	17	41	—	475
2014 and prior	671	125	273	210	62	125	39	1,505
Total	$1,155	$1,188	$1,228	$773	$117	$190	$43	$4,694

	As of December 31, 2019
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2019	33	90	299	81	19	—	—	522
2018	52	91	152	32	4	18	—	349
2017	104	461	218	147	4	—	—	934
2016	131	254	147	146	8	7	4	697
2015	148	185	69	62	23	42	—	529
2014 and prior	730	135	300	229	69	130	40	1,633
Total	$1,198	$1,216	$1,185	$697	$127	$197	$44	$4,664

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	2020
Allowance for credit losses, balance at January 1	$12	(1)
Credit losses on mortgage loans for which credit losses were not previously recorded	5
Increase (decrease) on mortgage loans with allowance recorded in previous period	52
Provision for expected credit losses	69
Write-offs	(2)
Recoveries of amounts previously written-off	—
Allowance for credit losses, balance at December 31	$67
(1) On January 1, 2020, as a result of implementing ASU 2016-13 Measurement of Credit Losses of Financial Instruments, the Company recorded a transition adjustment on a continuing basis for Allowance for credit losses on mortgage loans on real estate of $12.

While still heavily impacted by COVID-19, the Commercial Mortgage Loan portfolio allowance increased by $28 during the fourth quarter as certain sectors of the economy resumed operations, albeit at lower than pre-pandemic levels. We continue to observe distress in the hotel sector.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

To provide temporary financial assistance to our commercial mortgage loans borrowers adversely affected by COVID-19 related stress, the Company has provided payment forbearance to approximately 7% of the outstanding principal amount of our commercial mortgage loans. Deferred payment amounts are expected to be repaid across the 12 months following the end of the agreed upon forbearance period. No modifications to any commercial mortgage loans have been made as of the issuance date of this filing.

The following table presents past due commercial mortgage loans as of the dates indicated:

	December 31, 2020	December 31, 2019
Delinquency:
Current	$4,691	$4,664
30-59 days past due	—	—
60-89 days past due	—	—
Greater than 90 days past due	3	—
Total	$4,694	$4,664

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. As of December 31, 2020, the Company had one commercial mortgage loans in non-accrual status. As of December 31, 2019, the Company had no commercial mortgage loans in non-accrual status. There was no interest income recognized on loans in non-accrual status for the years ended December 31, 2020 and December 31, 2019.

As of December 31, 2020 and December 31, 2019, the Company had no commercial mortgage loans that were over 90 days or more past due but are not on non-accrual status. The Company had no commercial mortgage loans on non-accrual status for which there is no related allowance for credit losses as of December 31, 2020.

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Fixed maturities	$1,603	$1,432	$1,363
Equity securities	9	6	5
Mortgage loans on real estate	200	224	220
Policy loans	12	7	9
Short-term investments and cash equivalents	2	3	3
Other	107	91	95
Gross investment income	1,933	1,763	1,695
Less: investment expenses	75	74	72
Net investment income	$1,858	$1,689	$1,623

As of December 31, 2020 and 2019, the Company had $1 and $0, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net realized capital gains (losses) also include changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Fixed maturities, available-for-sale, including securities pledged	$(23)	$11	$(69)
Fixed maturities, at fair value option	(257)	(47)	(227)
Equity securities	3	(16)	(4)
Derivatives	49	(82)	(36)
Embedded derivatives - fixed maturities	—	2	(4)
Guaranteed benefit derivatives	(27)	(11)	94
Mortgage Loans	(56)	—	—
Other investments	1	(1)	4
Net realized capital gains (losses)	$(310)	$(144)	$(242)

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Proceeds on sales	$1,512	$2,418	$2,498
Gross gains	85	30	14
Gross losses	59	25	50

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company primarily enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.
.
Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2020			December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18	$—	$—	$23	$—	$—
Foreign exchange contracts	628	3	36	652	10	18
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	14,155	137	171	18,640	210	261
Foreign exchange contracts	83	—	3	54	—	1
Equity contracts	55	5	5	63	4	3
Credit contracts	188	—	1	182	—	2
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	11	—	N/A	11	—
Within products	N/A	—	59	N/A	—	33
Within reinsurance agreements	N/A	—	—	N/A	—	23
Managed custody guarantees	N/A	—	4	N/A	—	—
Total		$156	$279		$235	$341
(1)     Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2020 and 2019. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

	December 31, 2020
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$188	$—	$1
Equity contracts	55	5	5
Foreign exchange contracts	711	3	39
Interest rate contracts	12,567	137	171
		145	216
Counterparty netting(1)		(141)	(141)
Cash collateral netting(1)		(1)	(43)
Securities collateral netting(1)		—	(28)
Net receivables/payables		$3	$4
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$182	$—	$2
Equity contracts	63	4	3
Foreign exchange contracts	706	10	19
Interest rate contracts	17,621	210	261
		224	285
Counterparty netting(1)		(217)	(217)
Cash collateral netting(1)		(6)	(58)
Securities collateral netting(1)		—	(5)
Net receivables/payables		$1	$5
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2020, the Company held $5 and delivered $43 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2019, the Company held $7 and $55 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2020, the Company delivered $77 of securities and held no securities as collateral. As of December 31, 2019, the Company delivered $113 of securities and held no securities as collateral.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the period indicated:

	Year Ended December 31
	2020		2019
	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Net Investment Income	Net Investment Income and Other Net Realized Capital Gains/(Losses)	Net Investment Income	Net Investment Income and Other Net Realized Capital Gains/(Losses)
Amount of Gain or (Loss) Recognized in Other Comprehensive Income	$1	$(23)	$2	$—
Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income	—	7	—	10

Interest Rate Contracts	Foreign Exchange Contracts
The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the period indicated:

	Year Ended December 31,
	2020		2019
	Net Investment Income	Other net realized capital gains/(losses)	Net Investment Income	Other net realized capital gains/(losses)
Total amounts of line items presented in the statement of operations in which the effects of cash flow hedges are recorded	$1,858	$(273)	$1,689	$(101)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	10	(3)	10	—

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss) Recognized in Income on Derivative	Year Ended December 31,
		2020	2019	2018
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	Other net realized capital gains (losses)	$51	$(85)	$(44)
Foreign exchange contracts	Other net realized capital gains (losses)	(2)	1	1
Equity contracts	Other net realized capital gains (losses)	—	1	—
Credit contracts	Other net realized capital gains (losses)	3	1	(1)
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	Other net realized capital gains (losses)	—	2	(4)
Within products	Other net realized capital gains (losses)	(23)	(11)	94
Within reinsurance agreements	Policyholder benefits	23	(102)	58
Managed custody guarantees	Other net realized capital gains (losses)	(4)	—	—
Total		$48	$(193)	$104

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$548	$173	$—	$721
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	814	—	814
U.S. corporate public securities	—	9,099	57	9,156
U.S. corporate private securities	—	3,093	1,286	4,379
Foreign corporate public securities and foreign governments(1)	—	2,951	—	2,951
Foreign corporate private securities (1)	—	3,008	295	3,303
Residential mortgage-backed securities	—	4,204	33	4,237
Commercial mortgage-backed securities	—	2,893	—	2,893
Other asset-backed securities	—	1,483	37	1,520
Total fixed maturities, including securities pledged	548	27,737	1,708	29,993
Equity securities	17	—	99	116
Derivatives:
Interest rate contracts	7	130	—	137
Foreign exchange contracts	—	3	—	3
Equity contracts	—	5	—	5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	610	16	—	626
Assets held in separate accounts	81,096	6,001	222	87,319
Total assets	$82,278	$33,892	$2,029	$118,199
Percentage of Level to total	69%	29%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$10	$10
Stabilizer and MCGs	—	—	53	53
Other derivatives:
Interest rate contracts	—	171	—	171
Foreign exchange contracts	—	39	—	39
Equity contracts	—	5	—	5
Credit contracts	—	1	—	1
Embedded derivative on reinsurance	—	—	—	—
Total liabilities	$—	$216	$63	$279
(1) Primarily U.S. dollar denominated.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$536	$155	$—	$691
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	815	—	815
U.S. corporate public securities	—	7,984	47	8,031
U.S. corporate private securities	—	3,064	1,002	4,066
Foreign corporate public securities and foreign governments(1)	—	2,679	—	2,679
Foreign corporate private securities (1)	—	3,185	190	3,375
Residential mortgage-backed securities	—	3,794	16	3,810
Commercial mortgage-backed securities	—	2,500	—	2,500
Other asset-backed securities	—	1,426	48	1,474
Total fixed maturities, including securities pledged	536	25,621	1,303	27,460
Equity securities, available-for-sale	17	—	63	80
Derivatives:
Interest rate contracts	1	209	—	210
Foreign exchange contracts	—	10	—	10
Equity contracts	—	4	—	4
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,429	—	—	1,429
Assets held in separate accounts	72,448	6,150	115	78,713
Total assets	$74,431	$31,994	$1,481	$107,906
Percentage of Level to total	69%	30%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$11	$11
Stabilizer and MCGs	—	—	22	22
Other derivatives:
Interest rate contracts	—	261	—	261
Foreign exchange contracts	—	19	—	19
Equity contracts	—	3	—	3
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	23	—	23
Total liabilities	$—	$308	$33	$341
(1) Primarily U.S. dollar denominated.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2020
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$47	$—	$4	$—	$—	$(10)	$(11)	$27	$—	$57	$—	$4
U.S. Corporate private securities	1,002	—	33	255	—	(9)	(89)	294	(200)	1,286	—	33
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	190	(9)	(21)	190	—	(11)	(4)	4	(44)	295	2	(21)
Residential mortgage-backed securities	16	(7)	—	32	—	—	—	—	(8)	33	(7)	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—	—
Other asset-backed securities	48	—	—	4	—	—	(15)	—	—	37	—	—
Total fixed maturities, including securities pledged	1,303	(16)	16	481	—	(30)	(119)	325	(252)	1,708	(5)	16
Equity securities	63	2	—	35	—	—	(1)	—	—	99	2	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(22)	(29)	—	—	(2)	—	—	—	—	(53)	—	—
FIA(2)	(11)	2	—	—	(2)	—	1	—	—	(10)	—	—
Assets held in separate accounts(4)	115	—	—	161	—	(2)	—	3	(55)	222	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Condensed Consolidated Statements of Comprehensive Income

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2019
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$28	$—	$3	$—	$—	$—	$(7)	$23	$—	$47	$—
U.S. Corporate private securities	771	(1)	62	246	—	(14)	(61)	8	(9)	1,002	(1)
Foreign corporate private securities(1)	124	(17)	31	108	—	(56)	—	—	—	190	1
Residential mortgage-backed securities	10	(3)	—	9	—	—	—	—	—	16	(4)
Commercial mortgage-backed securities	12	—	—	—	—	—	—	—	(12)	—	—
Other asset-backed securities	94	—	—	—	—	—	(2)	—	(44)	48	—
Total fixed maturities, including securities pledged	1,039	(21)	96	363	—	(70)	(70)	31	(65)	1,303	(4)
Equity securities, available-for-sale	50	(16)	—	29	—	—	—	—	—	63	(16)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(4)	(16)	—	—	(2)	—	—	—	—	(22)	—
FIA(2)	(11)	5	—	—	(5)	—	—	—	—	(11)	—
Assets held in separate accounts(5)	61	4	—	79	—	(2)	—	3	(30)	115	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2020 and 2019, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2020		December 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$29,993	$29,993	$27,460	$27,460
Equity securities	116	116	80	80
Mortgage loans on real estate	4,694	5,013	4,664	4,912
Policy loans	187	187	205	205
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	626	626	1,429	1,429
Derivatives	145	145	224	224
Short-term loan to affiliate	653	653	69	69
Other investments	43	43	43	43
Assets held in separate accounts	87,319	87,319	78,713	78,713
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	28,169	36,741	26,337	32,697
Funding agreements with fixed maturities	795	796	877	876
Supplementary contracts, immediate annuities and other	288	345	312	384
Deposit liabilities	—	—	76	152
Derivatives:
Guaranteed benefit derivatives:
FIA	10	10	11	11
Stabilizer and MCGs	53	53	22	22
Other derivatives	216	216	285	285
Short-term debt(2)	8	8	1	1
Long-term debt(2)	3	3	4	4
Embedded derivatives on reinsurance	—	—	23	23
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Liabilities on the Consolidated Balance Sheets.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2018	$385	$367		$752
Deferrals of commissions and expenses	55	6		61
Amortization:
Amortization, excluding unlocking	(75)	(72)		(147)
Unlocking (1)	(26)	13		(13)
Interest accrued	35	39	(2)	74
Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018	536	551		1,087
Deferrals of commissions and expenses	43	6		49
Amortization:
Amortization, excluding unlocking	(72)	(66)		(138)
Unlocking (1)	2	(2)		—
Interest accrued	35	38	(2)	73
Net amortization included in the Consolidated Statements of Operations	(35)	(30)		(65)
Change in unrealized capital gains/losses on available-for-sale securities	(256)	(222)		(478)
Balance as of December 31, 2019	288	305		593
Impact of ASU 2016-13	2	—		2
Deferrals of commissions and expenses	56	3		59
Amortization:
Amortization, excluding unlocking	(84)	(76)		(160)
Unlocking (1)	(5)	(94)		(99)
Interest accrued	35	32	(2)	67
Net amortization included in the Consolidated Statements of Operations	(54)	(138)		(192)
Change in unrealized capital gains/losses on available-for-sale securities	(170)	(130)		(300)
Balance as of December 31, 2020	$122	$40		$162
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26, respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions.
(2)     Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2020, 2019 and 2018.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2021	$25
2022	23
2023	21
2024	17
2025	14

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2020 and 2019, the account value for the separate account contracts with guaranteed minimum benefits was $46.9 billion and $40.0 billion, respectively. The additional liability recognized related to minimum guarantees as of December 31, 2020 and 2019 was $57 and $26, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2020 and 2019 was $9.2 billion and $8.2 billion, respectively.

7.    Reinsurance

As of December 31, 2020, the Company has reinsurance treaties with 4 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company previously had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which was accounted for under the deposit method of accounting. This agreement was recaptured in Q1 2020. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2020 and 2019, the Company had $1.2 billion and $1.3 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2020	2019
Reinsurance recoverable, net of allowance for credit losses	$1,219	$1,304
Total	$1,219	$1,304

For the years ended December 31, 2020 and 2019, premiums, net of reinsurance were $32 and $31, respectively.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2020, VRIAC declared and paid ordinary dividends to its Parent in the aggregate amount of $294. During the year ended December 31, 2019, VRIAC paid an ordinary dividend in the amount of $396 to its Parent.

On March 27, 2020, VFP paid a $20 dividend to VRIAC, its parent; on June 18, 2020, VFP paid a $15 dividend to VRIAC; on September 25, 2020, VFP paid a $20 dividend to VRIAC; and on December 22, 2020, VFP paid a $20 dividend to VRIAC. During the year ended December 31, 2019, VFP paid dividends of $80 to VRIAC.

On December 31, 2020, VRA paid a $20 dividend to VRIAC, its parent.

During the years ended December 31, 2020, the Company did not receive capital contributions from our Parent. During the years ended December 31, 2019, the Company received capital contributions of $57 from our Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $299, $325 and $377, for the years ended December 31, 2020, 2019 and 2018, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2020 and 2019.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2020	2019	2018
Fixed maturities, net of impairment	$3,430	$2,113	$127
Derivatives	73	117	140
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(855)	(551)	(73)
Premium deficiency reserve adjustment	(434)	(211)	(51)
Other	2	—	—
Unrealized capital gains (losses), before tax	2,216	1,468	143
Deferred income tax asset (liability)	(337)	(180)	(39)
Unrealized capital gains (losses), after tax	1,879	1,288	104
Pension and other postretirement benefits liability, net of tax	3	4	4
AOCI	$1,882	$1,292	$108
(1) Gains and losses reported in AOCI from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2020, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $22.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2020
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,309		$(275)	$1,034
Other	2		—	2
Impairments	—			—
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	8		(2)	6
DAC/VOBA and Sales inducements	(302)	(1)	63	(239)
Premium deficiency reserve adjustment	(224)		47	(177)
Change in unrealized gains/losses on available-for-sale securities	793		(167)	626

Derivatives:
Derivatives	(22)	(2)	5	(17)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains/losses on derivatives	(45)		10	(35)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$747		$(157)	$590
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2019
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,995		$(419)	$1,576
Other	—		—	—
Impairments	1		—	1
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(11)		2	(9)
DAC/VOBA and Sales inducements	(479)	(1)	100	(379)
Premium deficiency reserve adjustment	(160)		33	(127)
Change in unrealized gains/(losses) on available-for-sale securities	1,346		(284)	1,062

Derivatives:
Derivatives	1	(2)	—	1
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains/(losses) on derivatives	(22)		5	(17)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	3	2
Change in pension and other postretirement benefits liability	(1)		3	2
Change in Other comprehensive income (loss)	$1,323		$(276)	$1,047
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2018
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,401)		$299	(4)	$(1,102)
Other	(5)		1		(4)
Impairments	8		(2)		6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	69		(14)		55
DAC/VOBA and Sales inducements	360	(1)	(76)		284
Premium deficiency reserve adjustment	64		(13)		51
Change in unrealized gains/losses on available-for-sale securities	(905)		195		(710)

Derivatives:
Derivatives	40	(2)	(8)		32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		5		(19)
Change in unrealized gains/losses on derivatives	16		(3)		13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—		(1)
Change in pension and other postretirement benefits liability	(1)		—		(1)
Change in Other comprehensive income (loss)	$(890)		$192		$(698)
(1)See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Current tax expense (benefit):
Federal	$6	$9	$3
Total current tax expense	6	9	3
Deferred tax expense (benefit):
Federal	(20)	23	58
Total deferred tax expense (benefit)	(20)	23	58
Total income tax expense (benefit)	$(14)	$32	$61

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Income (loss) before income taxes	$152	$332	$506
Tax rate	21.0%	21.0%	21.0%
Income tax expense (benefit) at federal statutory rate	32	70	106
Tax effect of:
Dividends received deduction	(37)	(35)	(49)
Valuation allowance	—	—	9
Tax Attributes	(8)	(4)	—
Other	(1)	1	(5)
Income tax expense (benefit)	$(14)	$32	$61
Effective tax rate	(9.2)%	9.6%	12.1%

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2020	2019
Deferred tax assets
Insurance reserves	$112	$107
Investments	9	23
Compensation and benefits	60	57
Other assets	35	34
Total gross assets	216	221

Deferred tax liabilities
Net unrealized investment (gains) losses	(645)	(424)
Deferred policy acquisition costs	(10)	(101)
Total gross liabilities	(655)	(525)
Net deferred income tax asset (liability)	$(439)	$(304)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2020 and 2019 of $128 and $128, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

Tax Sharing Agreement

As of December 31, 2020 and 2019, the Company had a receivable from Voya Financial of $5 and $9, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2020 and December 31, 2019.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2020 and December 31, 2019.

Tax Regulatory Matters

For the tax years 2018 through 2020, Voya Financial, Inc. participated in the Internal Revenue Service ("IRS") Compliance
Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya
Financial, Inc. for the period ended December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the
IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the
Bridge phase, the IRS does not intend to conduct any review or provide any letters of assurance for the tax year.

Tax Legislative Matters

The Coronavirus Aid, Relief and Economic Security (“CARES”) Act, which became effective on March 27, 2020, and the
Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $11, $11 and $11 for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $17, $15 and $15, for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Change in benefit obligation:
Benefit obligation, January 1	$82	$80
Interest cost	3	3
Benefits paid	(6)	(5)
Actuarial (gains) losses on obligation	5	4
Benefit obligation, December 31	$84	$82

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Accrued benefit cost	$(84)	$(82)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	—
Net amount recognized	$(84)	$(82)

Assumptions

The discount rate used in the measurement of the December 31, 2020 and 2019 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2020	2019
Discount rate	2.67%	3.36%

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

 In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2020	2019	2018
Discount rate	3.36%	4.46%	3.85%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Interest cost	$3	$3	$3
Amortization of prior service cost (credit)	—	—	(1)
Net (gain) loss recognition	5	4	(4)
Net periodic (benefit) cost	$8	$7	$(2)

Expected Future Benefit Payments

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2021	$6
2022	6
2023	6
2024	6
2025	5
2026-2029	25

In 2021, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $27, $31 and $29 for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company recognized tax benefits of $6, $7 and $6 for the years ended 2020, 2019 and 2018, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in Net Income.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.
•The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
•The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
•Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
•The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2020, 2019, and 2018.

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2020, 2019 and 2018, rent expense for leases was $5, $5 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2020 the Company had off-balance sheet commitments to acquire mortgage loans of $50 and purchase limited partnerships and private placement investments of $565.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2020	2019
Fixed maturity collateral pledged to FHLB(1)	$997	$1,087
FHLB restricted stock(2)	44	44
Other fixed maturities-state deposits	14	14
Cash and cash equivalents	4	5
Securities pledged(3)	220	828
Total restricted assets	$1,279	$1,978
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance Sheets.
(2) Included in Other investments on the Consolidated Balance Sheets.
(3) Includes the fair value of loaned securities of $143 and $715 as of December 31, 2020 and 2019, respectively. In addition, as of December 31, 2020 and 2019, the Company delivered securities as collateral of $77 and $113, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2020, the Company had $795 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2020, assets with a market value of approximately $997 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance Sheets.

C-73

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2020, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.

C-74

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $73, $68 and $65, respectively.

•Services agreements with Voya Services Company and other insurance and non-insurance company affiliates for administrative, management, financial and information technology services. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $458, $443 and $379, respectively.
•Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2020, 2019 and 2018, revenue under the VIM intercompany agreement was $57, $59 and $63, respectively.

•Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2020, 2019 and 2018 commission expenses incurred by VRIAC were $81, $82 and $79, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the 2018 Transaction. DSL had certain intercompany agreements whereby it generated revenues and expenses with affiliated entities related to underwriting, distribution, investment advisory and administrative services. For the years ended December 31, 2018, commissions were collected in the amount of $69 and paid in turn to broker-dealers. In addition, for the years ended December 31, 2018, revenues earned and expenses incurred were $27 and $26, respectively.

Reinsurance Agreements

In March 2020, the Company recaptured an automatic reinsurance agreement entered into in 2012 with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsured to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The agreement was accounted for under the deposit method. As of December 31, 2019, the Company had deposit assets of $36 and deposit liabilities of $76, related to this agreement which were included in Other assets and Other liabilities, respectively on the Consolidated Balance Sheet, The recapture resulted in a loss of $20 that was recorded in the Consolidated Statements of Operations for the year ended December 31, 2020.

Additionally, VRIAC entered in 2014 into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

C-75

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For each of the years ended December 31, 2020, 2019 and 2018, distribution revenues received by VFP related to affiliated mutual fund products were $26, $27, and $27.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2020, 2019, and 2018, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income of $5, $2 and $0 for the years ended December 31, 2020, 2019 and 2018. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2020, the Company had an outstanding receivable of $653 and VIPS had a $7 outstanding payable. As of December 31, 2019, the Company had an outstanding receivable of $69 and no outstanding payable from/to Voya Financial under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. For the year ended December 31, 2020 and 2019, the Company earned no affiliate interest income on this Note. Interest income was $5 for the years ended December 31, 2018. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the 2018 Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December 31, 2020 and 2019.

C-76

Form No. SAI.109860-21	VRIAC May 2021

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2020
-	Statements of Operations for the year ended December 31, 2020
-	Statements of Changes in Net Assets for the years ended December 31, 2020 and 2018
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2020 and 2019
-	Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Broker-Dealer Agreement · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(3.2)

Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(3.3)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.4)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.5)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.6)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) · Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.7)

Amendment No. 4 to the Intercompany Agreement dated effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.8)

Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 · Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.9)

Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 · Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)	Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.2)

Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.3)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.4)

Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.5)	Variable Annuity Contract (G-CDA(99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.6)

Variable Annuity Contract Certificate (C-CDA(99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.7)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.8)

Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.9)

Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.10)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.11)	Variable Annuity Contract G-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(4.12)

Variable Annuity Contract Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.

(4.13)

Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.14)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.15)

Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.16)

Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.17)

Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.18)

Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.19)

Endorsement (EMM-TABCERT-03) to Contract Certificate C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.20)

Endorsement (EMM-TABCONT-03) to Contract C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.21)

Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03; MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.22)

Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.23)

Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.24)

Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.25)

Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.26)

Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO, GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP), GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.27)

Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.28)

Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.29)

Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.30)

Endorsement E-403bR-09 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(4.31)

Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF,
G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(4.32)

Endorsement EMM-DAC-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.33)

Endorsement EMM-TABCERT-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.34)

Endorsement EMM-TABCONT-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.35)

Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.36)

Endorsement E-MMGDB-10 to Contract G-CDA-10 and Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.37)

Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.38)

Endorsement E-RO457-11 to Contracts G-CDA(12/99), G-CDA-10, GLID-CDA-HO, GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificates C-CDA(12/99) and C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 8, 2011.

(4.39)	Endorsement E-USWD-13 to Contract G-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2014.

(4.40)

Endorsement EVNMCHG (09/14) to Contracts G-CDA-10, G-CDA(12/99), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, G-CDA-IA(RP), G-CDA-HF, GST-CDA-HO, GSD-CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO, G-CDA-HD and I-CDA-98(ORP) and Certificates C-CDA-10, C-CDA(12/99), GTCC-96(TORP), GTCC-96(ORP), A007RC95, A027RV95, GTCC-IA (RP) and GTCC-HF · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(4.41)

Endorsement E-403bR-09 to Contracts G-CDA-99(NY), GLIT-CDA-HO and GIT-CDA-HO and Contract Certificates C-CDA-99(NY) GTCC-HO and GTCC-HO(X) · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(4.42)

Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), GLIT-CDA-HO and GIT-CDA-HO and Contract Certificates C-CDA-99(NY) GTCC-HO and GTCC-HO(X) · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(4.43)

Endorsement E-RO457-11 to Contracts GLID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(4.44)

Endorsement EEGTRRA-HEG(01) to Contracts GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and GID-CDA-HO and Contract Certificates GTCC-HO, GTCC-HO(X) and GDCC-HO · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(4.45)

Endorsement E-GLOANA(1/02)NY to Contracts G-CDA-99(NY), GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO and Contract Certificates C-CDA-99(NY), GTCC-HO(X) and GTCC-HO · Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 7, 2016.

(4.46)

Endorsement E-GMIRMM-17 to Contract G-CDA(12/99) and Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2018.

(4.47)	Endorsement E-DCSECURE-20(NY) to Contract G-CDA-99(NY), GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO and Contract Certificates C-CDA-99(NY), GTCC-HO(X) and GTCC-HO
(5)

Variable Annuity Contract Application 155634 (03/15) (NY) · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 10, 2015.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.2)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.3)

(Retail) Fund Participation Agreement effective as of October 26, 2000 between Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.4)

(Retail) Selling and Services Agreement made and entered into as of July 26, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Alliance Fund Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2017.

(8.5)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.6)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated May 1, 2008 between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.7)

Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.8)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.9)

Rule 22c-2 Agreement dated April 4, 2007 is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.10)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.11)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.12)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.13)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.14)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.15)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.16)

Rule 22c-2 Agreement dated as of April 16, 2007 is effective as of October 16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.17)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.18)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.19)

First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators, Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC · Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.

(8.20)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated September 13, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advises, LLC, Cramer Rosenthal McGlynn, LLC, CRM Mutual Fund Trust and ALPS Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 8, 2011.

(8.21)

Rule 22c-2 Agreement dated September 13, 2010 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2012.

(8.22)

(Retail) Service Agreement entered into August 1, 2002 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.23)

Rule 22c-2 Agreement effective October 16, 2007 between Dodge & Cox Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.24)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of October 9, 2007 by and among Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.25)

Rule 22c-2 Agreement dated October 16, 2007 between Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.26)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.27)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.28)

(Retail) Services Agreement entered into as of January 6, 2014 by and between Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Inc., ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company of New York and ING Institutional Plan Services, LLC · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 10, 2015.

(8.29)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.30)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.31)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.32)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.33)

Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(8.34)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.35)

Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.36)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.37)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.38)

(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2007.

(8.39)

(Retail) Selling and Services Agreement entered into as of July 1, 1998 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Lazard Freres & Co. LLC · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2017.

(8.40)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.41)

(Retail) Selling and Services Agreement dated as of March 1, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Lord Abbett Distributor LLC · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.42)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.43)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.44)

Rule 22c-2 Agreement effective November 2, 2007 between NYLIFE Distributors LLC and NYLIM Service Company LLC and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.45)

(Retail) Fund Participation Agreement made and entered into on September 15, 2000 between MFS Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19, 2005.

(8.46)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between MFS Fund Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.47)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.48)

Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(8.49)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.50)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.51)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 and amended on June 4, 2010 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.52)

Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.53)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.54)

(Retail) Fifth Amendment entered into as of January 1, 2020, to the Selling and Services Agreement and Fund Participation Agreement between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Voya Financial Partners, LLC, Pacific Investment Management Company LLC and PIMCO Investments LLC · Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 8, 2019.

(8.55)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.56)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.57)

(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer Funds Distributor, Inc. · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.58)

Rule 22c-2 Agreement dated March 1, 2007 is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.59)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Royce Fund Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.60)

Rule 22c-2 Agreement made and entered into June 27, 2008 between Royce Fund Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.61)

(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.62)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.63)

Selling and Services Agreement and Fund Participation Agreement made and entered into September 2, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC · Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.64)

Rule 22c-2 Agreement entered into as of April 6, 2007, by and between Hartford Investor Services Company, LLC (on behalf of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.), Hartford Administrative Services Company (on behalf of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.65)

(Retail) Selling and Services Agreement and Fund Participation Agreement entered into as of March 12, 2008 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Thornburg Investment Management and Thornburg Securities Corporation · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.66)

Rule 22c-2 Agreement operational as of October 16, 2007 between Thornburg Securities Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. and amended on December 15, 2009 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 14 (File No. 333-109860), as filed on April 13, 2010.

(8.67)

Participation Agreement made and entered into on March 30, 2004 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19, 2005.

(8.68)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.69)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management and The Victory Portfolios and amended on March 18, 2009 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.70)

Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.71)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.72)

Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, amends the Fund Participation, Administrative and Shareholder Service Agreement, dated as of July 25, 2016

(8.73)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.74)

Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.75)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.76)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.77)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.78)

(Retail) Participation Agreement dated August 19, 2002 by and among Strong Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.79)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President, and Chief Risk Officer
Robert L. Grubka	20 Washington Avenue South Minneapolis, MN 55401	Director and Senior Vice President
Michael R. Katz	Work at Home, Pennsylvania	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Director, Senior Vice President and Chief Risk Officer
Larry N. Port	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Treasurer and Chief Tax Officer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
William S. Harmon	Work at Home, Colorado	Senior Vice President
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Michele White	One orange Way Windsor, CT 06095-4774	Senior Vice President
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Wayne M. Forlines	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen	Work at Home, Florida	Vice President
Nicole A. Peck	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

Name	Principal Business Address	Positions and Offices with Depositor
John Thistle	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

01-05-2021

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

01/05/21	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*a) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*b) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

01/05/2021	Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Page 2	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

RiverRoch LLC (*c) Non-Insurer (Delaware)

Oconee Real Estate Holdings LLC (*d) Non-Insurer (Delaware ) 85-15787

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

01/05/21	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

IIPS of Florida, LLC Non-Insurer (Florida)

Voya Special Investments, Inc. Non-Insurer (Delaware)

Voya Holdings I, LLC. Non-Insurer (Delaware) 85-3900537

Voya Holdings II, LLC Non-Insurer (Delaware) 85-3917154

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

01/05/21	VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

*a  Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.

*b  Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.

*c  RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*d  Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 29% by ReliaStar Life Insurance Company, owned 8.5% by Security Life of Denver Insurance Company and owned 42% by Non-Affiliate Member.

*e  VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 27.   Number of Contract Owners

As of February 28, 2021, there were 308,281 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.  These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Managing Director
Bridget J. A. Witzeman	Work at Home, Ohio 44124	Managing Director
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Treasurer and Chief Tax Officer
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg	30211 Avenida de las Banderas Suite 200 Rancho Santa Margarita, CA 92688	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	Work at Home, Florida	Vice President
George D. Lessner, Jr.	Work at Home, Texas	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Laurie A. Lombardo	One Orange Way Windsor, CT 06095-4774	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
Benjamin Moy	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Nicole A. Peck	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	Work at Home, Tennessee	Vice President
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Judson Bryant	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Cindy S. Craytor	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$67,609,346.50

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2020.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31. Management Services Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)    to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)     to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.  See Section 26(e) of the Investment Company Act of 1940.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 5th day of April, 2021.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Robert L. Grubka*	Director	)
Robert L. Grubka		)
)
Michael R. Katz*	Director and Chief Financial Officer	)
Michael R. Katz	(principal financial officer))
)
Heather H. Lavallee*	Director	)	April
Heather H. Lavallee		)	5, 2021
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)
Francis G. O’Neill*	Director	)
Francis G. O’Neill		)
)

Michael S. Smith*	Director	)
Michael S. Smith		)
)
C. Landon Cobb, Jr.*	Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
By:	/s/Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.

Exhibit

24(b)(4.47)	Endorsement E-DCSECURE-20(NY) to Contract G-CDA-99(NY), GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO and Contract Certificates C-CDA-99(NY), GTCC-HO(X) and GTCC-HO

24(b)(8.72)	Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, amends the Fund Participation, Administrative and Shareholder Service Agreement, dated as of July 25, 2016

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney